UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3114

Fidelity Select Portfolios
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2010

Item 1. Reports to Stockholders

Fidelity®
Select Portfolios®
Consumer Discretionary Sector

Automotive Portfolio

Construction and Housing Portfolio

Consumer Discretionary Portfolio

Leisure Portfolio

Multimedia Portfolio

Retailing Portfolio

Semiannual Report

August 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>
Shareholder Expense Example	<Click Here>
Automotive Portfolio	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Construction and Housing Portfolio	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Consumer Discretionary Portfolio	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Leisure Portfolio	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Multimedia Portfolio	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Retailing Portfolio	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes to Financial Statements	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

A yearlong uptrend in global equity markets reversed course in late April 2010 when investor sentiment turned bearish due in great measure to concern that Europe's debt crisis would expand and slow or derail economic recovery. However, a bounceback in July helped to recover some of the ground that was lost. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2010 to August 31, 2010).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value March 1, 2010	Ending Account Value August 31, 2010	Expenses Paid During Period* March 1, 2010 to August 31, 2010
Automotive Portfolio	.93%
Actual		$ 1,000.00	$ 1,018.70	$ 4.73
Hypothetical A		$ 1,000.00	$ 1,020.52	$ 4.74
Construction and Housing Portfolio	1.00%
Actual		$ 1,000.00	$ 940.40	$ 4.89
Hypothetical A		$ 1,000.00	$ 1,020.16	$ 5.09
Consumer Discretionary Portfolio	1.00%
Actual		$ 1,000.00	$ 993.70	$ 5.03
Hypothetical A		$ 1,000.00	$ 1,020.16	$ 5.09
Leisure Portfolio	.90%
Actual		$ 1,000.00	$ 1,046.50	$ 4.64
Hypothetical A		$ 1,000.00	$ 1,020.67	$ 4.58
Multimedia Portfolio	.99%
Actual		$ 1,000.00	$ 1,020.20	$ 5.04
Hypothetical A		$ 1,000.00	$ 1,020.21	$ 5.04
Retailing Portfolio	.94%
Actual		$ 1,000.00	$ 941.60	$ 4.60
Hypothetical A		$ 1,000.00	$ 1,020.47	$ 4.79

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Automotive Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Toyota Motor Corp. sponsored ADR	9.6	11.1
Ford Motor Co.	9.3	2.0
Honda Motor Co. Ltd. sponsored ADR	8.3	11.7
TRW Automotive Holdings Corp.	7.1	4.2
Johnson Controls, Inc.	5.7	6.7
BorgWarner, Inc.	5.7	6.5
Tenneco, Inc.	4.9	5.0
Autoliv, Inc.	4.8	3.6
Magna International, Inc. Class A (sub. vtg.)	4.6	3.3
Asbury Automotive Group, Inc.	3.2	2.1
	63.2
Top Industries (% of fund's net assets)
As of August 31, 2010
Auto Components	49.2%
Automobiles	30.9%
Specialty Retail	11.7%
Household Durables	2.8%
Machinery	2.5%
All Others*	2.9%

As of February 28, 2010
Auto Components	48.6%
Automobiles	36.8%
Specialty Retail	11.0%
Household Durables	1.5%
Machinery	1.3%
All Others*	0.8%

* Includes short-term investments and net other assets.

Semiannual Report

Automotive Portfolio

Investments August 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
AUTO COMPONENTS - 49.2%
Auto Parts & Equipment - 46.7%
American Axle & Manufacturing Holdings, Inc. (a)	123,300	$ 1,032,021
Autoliv, Inc. (d)	98,955	5,357,424
BorgWarner, Inc. (a)	143,900	6,281,235
Dana Holding Corp. (a)	186,900	1,917,594
Delphi Corp. Class B (a)	120	1,668,000
Drew Industries, Inc. (a)	32,100	614,073
Exide Technologies (a)	521,100	2,183,409
Federal-Mogul Corp. Class A (a)	59,424	908,890
Fuel Systems Solutions, Inc. (a)	14,200	460,506
Gentex Corp.	166,800	2,930,676
Johnson Controls, Inc.	237,770	6,308,038
Magna International, Inc. Class A (sub. vtg.)	64,800	5,046,651
Martinrea International, Inc. (a)	126,200	914,913
Modine Manufacturing Co. (a)	244,400	2,429,336
Stoneridge, Inc. (a)	52,400	452,212
Tenneco, Inc. (a)	222,080	5,489,818
TRW Automotive Holdings Corp. (a)	226,700	7,880,092
		51,874,888
Tires & Rubber - 2.5%
Cooper Tire & Rubber Co.	20,200	327,038
The Goodyear Tire & Rubber Co. (a)	269,626	2,491,344
		2,818,382
TOTAL AUTO COMPONENTS		54,693,270
AUTOMOBILES - 30.9%
Automobile Manufacturers - 28.7%
Ford Motor Co. (a)	909,661	10,270,073
Honda Motor Co. Ltd. sponsored ADR (d)	278,800	9,180,884
Thor Industries, Inc.	53,500	1,248,690
Toyota Motor Corp. sponsored ADR (d)	157,500	10,684,800
Winnebago Industries, Inc. (a)	49,400	423,852
		31,808,299
Motorcycle Manufacturers - 2.2%
Harley-Davidson, Inc. (d)	102,100	2,483,072
TOTAL AUTOMOBILES		34,291,371
HOUSEHOLD DURABLES - 2.8%
Consumer Electronics - 2.8%
Harman International Industries, Inc. (a)	98,900	3,082,713
MACHINERY - 2.5%
Construction & Farm Machinery & Heavy Trucks - 2.5%
ArvinMeritor, Inc. (a)(d)	196,900	2,573,483
Navistar International Corp. (a)	4,600	192,648
		2,766,131

	Shares	Value
SPECIALTY RETAIL - 11.7%
Automotive Retail - 11.7%
Asbury Automotive Group, Inc. (a)	302,826	$ 3,612,714
Group 1 Automotive, Inc. (a)(d)	120,000	3,028,800
Lithia Motors, Inc. Class A (sub. vtg.) (d)	215,100	1,643,364
Penske Automotive Group, Inc. (a)	99,700	1,197,397
Sonic Automotive, Inc. Class A (sub. vtg.) (a)(d)	399,400	3,518,714
		13,000,989
TOTAL COMMON STOCKS (Cost $95,294,338)		107,834,474
Nonconvertible Preferred Stocks - 1.4%

DIVERSIFIED FINANCIAL SERVICES - 1.4%
Other Diversified Financial Services - 1.4%
GMAC, Inc. 7.00% (e) (Cost $1,562,750)	1,900	1,558,000
Money Market Funds - 25.1%

Fidelity Cash Central Fund, 0.24% (b)	686,759	686,759
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c)	27,127,825	27,127,825
TOTAL MONEY MARKET FUNDS (Cost $27,814,584)		27,814,584
TOTAL INVESTMENT PORTFOLIO - 123.6% (Cost $124,671,672)		137,207,058
NET OTHER ASSETS (LIABILITIES) - (23.6)%		(26,192,545)
NET ASSETS - 100%		$ 111,014,513
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,558,000 or 1.4% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,044
Fidelity Securities Lending Cash Central Fund	45,866
Total	$ 48,910
Other Information

The following is a summary of the inputs used, as of August 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 107,834,474	$ 106,166,474	$ 1,668,000	$ -
Nonconvertible Preferred Stocks	1,558,000	-	1,558,000	-
Money Market Funds	27,814,584	27,814,584	-	-
Total Investments in Securities:	$ 137,207,058	$ 133,981,058	$ 3,226,000	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	76.7%
Japan	17.9%
Canada	5.4%
100.0%
Income Tax Information
The Fund intends to elect to defer to its fiscal year ending February 28, 2011 approximately $3,841,985 of losses recognized during the period November 1, 2009 to February 28, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Automotive Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $26,407,453) - See accompanying schedule: Unaffiliated issuers (cost $96,857,088)	$ 109,392,474
Fidelity Central Funds (cost $27,814,584)	27,814,584
Total Investments (cost $124,671,672)		$ 137,207,058
Cash		1,575,000
Receivable for investments sold		2,673,700
Receivable for fund shares sold		222,876
Dividends receivable		92,982
Distributions receivable from Fidelity Central Funds		6,955
Other receivables		5,310
Total assets		141,783,881

Liabilities
Payable for investments purchased	$ 2,713,818
Payable for fund shares redeemed	825,787
Accrued management fee	55,225
Other affiliated payables	27,527
Other payables and accrued expenses	19,186
Collateral on securities loaned, at value	27,127,825
Total liabilities		30,769,368

Net Assets		$ 111,014,513
Net Assets consist of:
Paid in capital		$ 100,880,753
Accumulated net investment loss		(68,472)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,332,680)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		12,534,912
Net Assets, for 3,509,033 shares outstanding		$ 111,014,513
Net Asset Value, offering price and redemption price per share ($111,014,513 ÷ 3,509,033 shares)		$ 31.64

Statement of Operations

Six months ended August 31, 2010 (Unaudited)

Investment Income
Dividends		$ 536,907
Interest		1
Income from Fidelity Central Funds (including $45,866 from security lending)		48,910
Total income		585,818

Expenses
Management fee	$ 394,408
Transfer agent fees	173,104
Accounting and security lending fees	30,928
Custodian fees and expenses	6,870
Independent trustees' compensation	414
Registration fees	29,573
Audit	17,140
Legal	258
Interest	944
Miscellaneous	957
Total expenses before reductions	654,596
Expense reductions	(366)	654,230
Net investment income (loss)		(68,412)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,202,580
Foreign currency transactions	34,228
Total net realized gain (loss)		2,236,808
Change in net unrealized appreciation (depreciation) on: Investment securities	(3,301,885)
Assets and liabilities in foreign currencies	(229)
Total change in net unrealized appreciation (depreciation)		(3,302,114)
Net gain (loss)		(1,065,306)
Net increase (decrease) in net assets resulting from operations		$ (1,133,718)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2010 (Unaudited)	Year ended February 28, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (68,412)	$ (223,089)
Net realized gain (loss)	2,236,808	12,547,740
Change in net unrealized appreciation (depreciation)	(3,302,114)	32,049,790
Net increase (decrease) in net assets resulting from operations	(1,133,718)	44,374,441
Distributions to shareholders from net investment income	-	(69,440)
Distributions to shareholders from net realized gain	(3,086,157)	-
Total distributions	(3,086,157)	(69,440)
Share transactions Proceeds from sales of shares	69,361,553	237,075,048
Reinvestment of distributions	2,936,077	67,208
Cost of shares redeemed	(103,109,969)	(143,070,227)
Net increase (decrease) in net assets resulting from share transactions	(30,812,339)	94,072,029
Redemption fees	24,070	64,595
Total increase (decrease) in net assets	(35,008,144)	138,441,625

Net Assets
Beginning of period	146,022,657	7,581,032
End of period (including accumulated net investment loss of $68,472 and accumulated net investment loss of $60, respectively)	$ 111,014,513	$ 146,022,657
Other Information Shares
Sold	2,037,377	8,989,665
Issued in reinvestment of distributions	85,450	3,926
Redeemed	(3,230,234)	(5,130,314)
Net increase (decrease)	(1,107,407)	3,863,277

Financial Highlights

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008 J	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 31.63	$ 10.07	$ 34.23	$ 40.24	$ 34.35	$ 34.10
Income from Investment Operations
Net investment income (loss) E	(.02)	(.06)	.42	.18	.06	.06
Net realized and unrealized gain (loss)	.65 H	21.67	(24.30)	(4.98)	5.85	.21
Total from investment operations	.63	21.61	(23.88)	(4.80)	5.91	.27
Distributions from net investment income	-	(.07)	(.28)	(.13)	(.06)	(.07)
Distributions from net realized gain	(.63)	-	(.01)	(1.11)	-	-
Total distributions	(.63)	(.07)	(.29)	(1.24)	(.06)	(.07)
Redemption fees added to paid in capital E	.01	.02	.01	.03	.04	.05
Net asset value, end of period	$ 31.64	$ 31.63	$ 10.07	$ 34.23	$ 40.24	$ 34.35
Total Return B,C,D	1.87%	215.39%	(69.99)%	(12.11)%	17.33%	.94%
Ratios to Average Net Assets F,I
Expenses before reductions	.93% A	.99%	1.47%	1.19%	1.58%	1.59%
Expenses net of fee waivers, if any	.93% A	.99%	1.15%	1.15%	1.22%	1.25%
Expenses net of all reductions	.93% A	.97%	1.15%	1.15%	1.21%	1.19%
Net investment income (loss)	(.10)% A	(.23)%	1.73%	.44%	.16%	.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 111,015	$ 146,023	$ 7,581	$ 25,823	$ 47,708	$ 15,361
Portfolio turnover rate G	78% A	156%	156%	258%	256%	206%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. J For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Construction and Housing Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Home Depot, Inc.	23.3	21.8
Lowe's Companies, Inc.	12.4	18.3
Equity Residential (SBI)	7.2	4.0
Fluor Corp.	5.5	3.7
Pulte Group, Inc.	3.9	1.9
Toll Brothers, Inc.	3.9	2.5
KBR, Inc.	3.8	1.8
Foster Wheeler Ag	3.5	2.0
Lennar Corp. Class A	3.3	3.2
AvalonBay Communities, Inc.	2.5	1.3
	69.3
Top Industries (% of fund's net assets)
As of August 31, 2010
Specialty Retail	35.9%
Real Estate Investment Trusts	20.0%
Construction & Engineering	18.4%
Household Durables	15.3%
Building Products	4.8%
All Others*	5.6%

As of February 28, 2010
Specialty Retail	42.6%
Household Durables	15.5%
Construction & Engineering	15.4%
Real Estate Investment Trusts	11.4%
Building Products	5.3%
All Others*	9.8%

* Includes short-term investments and net other assets.

Semiannual Report

Construction and Housing Portfolio

Investments August 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
BUILDING PRODUCTS - 4.8%
Building Products - 4.8%
Armstrong World Industries, Inc. (a)	16,900	$ 664,170
Masco Corp.	191,400	2,007,786
Owens Corning (a)	45,669	1,242,197
		3,914,153
CONSTRUCTION & ENGINEERING - 18.4%
Construction & Engineering - 18.4%
AECOM Technology Corp. (a)	35,700	803,250
Dycom Industries, Inc. (a)	65,800	529,032
EMCOR Group, Inc. (a)	10,900	247,866
Fluor Corp.	100,800	4,501,728
Foster Wheeler Ag (a)	132,900	2,834,757
Granite Construction, Inc.	22,900	504,029
Jacobs Engineering Group, Inc. (a)	39,300	1,362,924
KBR, Inc.	134,200	3,113,440
Orion Marine Group, Inc. (a)	18,100	203,082
Shaw Group, Inc. (a)	13,700	443,880
URS Corp. (a)	11,271	402,037
		14,946,025
CONSTRUCTION MATERIALS - 2.5%
Construction Materials - 2.5%
Eagle Materials, Inc.	29,600	679,320
Martin Marietta Materials, Inc. (d)	4,200	307,440
Vulcan Materials Co. (d)	28,100	1,032,956
		2,019,716
HOUSEHOLD DURABLES - 15.3%
Homebuilding - 15.3%
Beazer Homes USA, Inc. (a)(d)	153,100	529,726
D.R. Horton, Inc.	194,137	1,991,846
KB Home (d)	80,263	827,512
Lennar Corp. Class A	206,628	2,721,291
PulteGroup, Inc. (a)	396,383	3,182,955
Toll Brothers, Inc. (a)	183,390	3,168,979
		12,422,309
REAL ESTATE INVESTMENT TRUSTS - 20.0%
Residential REITs - 19.1%
American Campus Communities, Inc.	30,500	908,595
Apartment Investment & Management Co. Class A	46,871	958,043
AvalonBay Communities, Inc.	19,469	2,048,528
BRE Properties, Inc.	8,000	327,040
Camden Property Trust (SBI)	11,500	526,240
Education Realty Trust, Inc.	74,600	510,264
Equity Residential (SBI)	127,300	5,834,159
Essex Property Trust, Inc.	12,000	1,269,240
Home Properties, Inc.	4,900	247,450
Mid-America Apartment Communities, Inc.	11,800	666,346

	Shares	Value
Post Properties, Inc.	63,100	$ 1,602,740
UDR, Inc.	30,838	634,646
		15,533,291
Retail REITs - 0.9%
CBL & Associates Properties, Inc.	62,000	756,400
TOTAL REAL ESTATE INVESTMENT TRUSTS		16,289,691
REAL ESTATE MANAGEMENT & DEVELOPMENT - 2.5%
Diversified Real Estate Activities - 0.9%
The St. Joe Co. (a)(d)	30,500	734,440
Real Estate Operating Companies - 0.9%
Forest City Enterprises, Inc. Class A (a)(d)	61,700	695,359
Real Estate Services - 0.7%
CB Richard Ellis Group, Inc. Class A (a)	35,622	584,913
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		2,014,712
SPECIALTY RETAIL - 35.9%
Home Improvement Retail - 35.9%
Home Depot, Inc.	682,440	18,978,656
Lowe's Companies, Inc.	496,734	10,083,700
Lumber Liquidators Holdings, Inc. (a)(d)	7,600	152,228
		29,214,584
TOTAL COMMON STOCKS (Cost $96,818,480)		80,821,190
Money Market Funds - 4.9%

Fidelity Cash Central Fund, 0.24% (b)	338,103	338,103
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c)	3,697,256	3,697,256
TOTAL MONEY MARKET FUNDS (Cost $4,035,359)		4,035,359
TOTAL INVESTMENT PORTFOLIO - 104.3% (Cost $100,853,839)		84,856,549
NET OTHER ASSETS (LIABILITIES) - (4.3)%		(3,528,799)
NET ASSETS - 100%		$ 81,327,750
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,172
Fidelity Securities Lending Cash Central Fund	6,436
Total	$ 7,608
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At February 28, 2010, the Fund had a capital loss carryforward of approximately $13,637,579 of which $8,111,449 and $5,526,130 will expire on February 28, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Construction and Housing Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,541,133) - See accompanying schedule: Unaffiliated issuers (cost $96,818,480)	$ 80,821,190
Fidelity Central Funds (cost $4,035,359)	4,035,359
Total Investments (cost $100,853,839)		$ 84,856,549
Receivable for investments sold		325,631
Receivable for fund shares sold		194,376
Dividends receivable		167,347
Distributions receivable from Fidelity Central Funds		691
Other receivables		400
Total assets		85,544,994

Liabilities
Payable for investments purchased	$ 333,925
Payable for fund shares redeemed	96,052
Accrued management fee	39,257
Other affiliated payables	26,700
Other payables and accrued expenses	24,054
Collateral on securities loaned, at value	3,697,256
Total liabilities		4,217,244

Net Assets		$ 81,327,750
Net Assets consist of:
Paid in capital		$ 110,555,552
Undistributed net investment income		435,869
Accumulated undistributed net realized gain (loss) on investments		(13,666,381)
Net unrealized appreciation (depreciation) on investments		(15,997,290)
Net Assets, for 2,896,711 shares outstanding		$ 81,327,750
Net Asset Value, offering price and redemption price per share ($81,327,750 ÷ 2,896,711 shares)		$ 28.08

Statement of Operations

Six months ended August 31, 2010 (Unaudited)

Investment Income
Dividends		$ 992,090
Interest		1
Income from Fidelity Central Funds (including $6,436 from security lending)		7,608
Total income		999,699

Expenses
Management fee	$ 309,192
Transfer agent fees	163,762
Accounting and security lending fees	22,383
Custodian fees and expenses	14,941
Independent trustees' compensation	319
Registration fees	20,446
Audit	17,947
Legal	187
Miscellaneous	822
Total expenses before reductions	549,999
Expense reductions	(1,271)	548,728
Net investment income (loss)		450,971
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,422,461
Total net realized gain (loss)		4,422,461
Change in net unrealized appreciation (depreciation) on investment securities		(15,691,591)
Net gain (loss)		(11,269,130)
Net increase (decrease) in net assets resulting from operations		$ (10,818,159)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Construction and Housing Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2010 (Unaudited)	Year ended February 28, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 450,971	$ 855,068
Net realized gain (loss)	4,422,461	(2,154,284)
Change in net unrealized appreciation (depreciation)	(15,691,591)	43,777,995
Net increase (decrease) in net assets resulting from operations	(10,818,159)	42,478,779
Distributions to shareholders from net investment income	(117,855)	(826,043)
Share transactions Proceeds from sales of shares	48,780,249	78,915,369
Reinvestment of distributions	113,071	800,902
Cost of shares redeemed	(56,211,553)	(104,036,666)
Net increase (decrease) in net assets resulting from share transactions	(7,318,233)	(24,320,395)
Redemption fees	20,148	10,659
Total increase (decrease) in net assets	(18,234,099)	17,343,000

Net Assets
Beginning of period	99,561,849	82,218,849
End of period (including undistributed net investment income of $435,869 and undistributed net investment income of $102,753, respectively)	$ 81,327,750	$ 99,561,849
Other Information Shares
Sold	1,433,317	3,118,032
Issued in reinvestment of distributions	3,411	28,811
Redeemed	(1,870,956)	(4,380,076)
Net increase (decrease)	(434,228)	(1,233,233)

Financial Highlights

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008 I	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 29.89	$ 18.01	$ 33.19	$ 45.98	$ 49.42	$ 45.82
Income from Investment Operations
Net investment income (loss) E	.13	.22	.31	.26	.19	- J
Net realized and unrealized gain (loss)	(1.91)	11.91	(14.35)	(8.49)	2.28	3.99
Total from investment operations	(1.78)	12.13	(14.04)	(8.23)	2.47	3.99
Distributions from net investment income	(.04)	(.25)	(.30)	(.16)	(.05)	(.01)
Distributions from net realized gain	-	-	(.85)	(4.41)	(5.87)	(.42)
Total distributions	(.04)	(.25)	(1.15)	(4.57)	(5.92)	(.43)
Redemption fees added to paid in capital E	.01	- J	.01	.01	.01	.04
Net asset value, end of period	$ 28.08	$ 29.89	$ 18.01	$ 33.19	$ 45.98	$ 49.42
Total Return B,C,D	(5.96)%	67.46%	(43.68)%	(18.11)%	5.41%	8.98%
Ratios to Average Net Assets F,H
Expenses before reductions	1.00% A	1.01%	1.03%	.98%	1.02%	1.05%
Expenses net of fee waivers, if any	1.00% A	1.01%	1.03%	.98%	1.02%	1.05%
Expenses net of all reductions	1.00% A	1.01%	1.02%	.97%	1.02%	1.01%
Net investment income (loss)	.82% A	.84%	1.14%	.63%	.41%	-%
Supplemental Data
Net assets, end of period (000 omitted)	$ 81,328	$ 99,562	$ 82,219	$ 84,685	$ 163,981	$ 244,403
Portfolio turnover rate G	125% A	82%	85%	102%	54%	154%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. I For the year ended February 29. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Consumer Discretionary Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
McDonald's Corp.	6.6	5.6
Lowe's Companies, Inc.	5.9	5.8
The Walt Disney Co.	5.6	5.5
Target Corp.	4.3	5.8
Amazon.com, Inc.	4.0	3.6
DIRECTV	3.8	1.9
Comcast Corp. Class A (special) (non-vtg.)	2.6	0.0
Bed Bath & Beyond, Inc.	2.4	0.6
Time Warner Cable, Inc.	2.4	1.9
Time Warner, Inc.	2.3	1.8
	39.9
Top Industries (% of fund's net assets)
As of August 31, 2010
Media	24.1%
Specialty Retail	21.6%
Hotels, Restaurants & Leisure	21.2%
Internet & Catalog Retail	6.1%
Multiline Retail	6.0%
All Others*	21.0%

As of February 28, 2010
Hotels, Restaurants & Leisure	22.0%
Specialty Retail	21.7%
Media	21.0%
Multiline Retail	7.6%
Internet & Catalog Retail	4.8%
All Others*	22.9%

* Includes short-term investments and net other assets.

Semiannual Report

Consumer Discretionary Portfolio

Investments August 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
AUTO COMPONENTS - 4.1%
Auto Parts & Equipment - 4.1%
Autoliv, Inc.	23,105	$ 1,250,905
Gentex Corp.	44,600	783,622
Johnson Controls, Inc.	30,286	803,488
Tenneco, Inc. (a)	38,197	944,230
TRW Automotive Holdings Corp. (a)	18,415	640,105
		4,422,350
AUTOMOBILES - 1.2%
Automobile Manufacturers - 1.2%
Bayerische Motoren Werke AG (BMW)	25,382	1,340,380
DIVERSIFIED CONSUMER SERVICES - 2.6%
Education Services - 1.3%
Apollo Group, Inc. Class A (non-vtg.) (a)	4,233	179,818
Navitas Ltd.	134,884	533,008
Strayer Education, Inc. (d)	4,800	694,944
		1,407,770
Specialized Consumer Services - 1.3%
Sotheby's Class A (ltd. vtg.)	34,200	910,062
Steiner Leisure Ltd. (a)	14,500	516,345
		1,426,407
TOTAL DIVERSIFIED CONSUMER SERVICES		2,834,177
FOOD & STAPLES RETAILING - 0.8%
Hypermarkets & Super Centers - 0.8%
BJ's Wholesale Club, Inc. (a)	6,789	284,866
Costco Wholesale Corp.	9,933	561,711
		846,577
HOTELS, RESTAURANTS & LEISURE - 21.2%
Casinos & Gaming - 5.2%
Bally Technologies, Inc. (a)	26,500	833,425
Las Vegas Sands Corp. unit	3,460	1,647,998
MGM Mirage, Inc. (a)(d)	83,670	753,867
Pinnacle Entertainment, Inc. (a)	30,325	297,185
Shuffle Master, Inc. (a)	78,574	624,663
WMS Industries, Inc. (a)	41,800	1,477,212
		5,634,350
Hotels, Resorts & Cruise Lines - 4.0%
China Lodging Group Ltd. ADR (d)	7,152	150,192
Home Inns & Hotels Management, Inc. sponsored ADR (a)	13,999	587,398
Marriott International, Inc. Class A	11,400	364,914
Starwood Hotels & Resorts Worldwide, Inc.	34,270	1,601,437
Wyndham Worldwide Corp.	71,600	1,660,404
		4,364,345
Restaurants - 12.0%
BJ's Restaurants, Inc. (a)	19,984	478,417

	Shares	Value
Darden Restaurants, Inc.	24,500	$ 1,010,870
McDonald's Corp.	97,759	7,142,272
P.F. Chang's China Bistro, Inc. (d)	10,807	462,648
Ruth's Hospitality Group, Inc. (a)	132,790	434,223
Starbucks Corp.	89,980	2,068,640
Texas Roadhouse, Inc. Class A (a)	51,700	685,542
The Cheesecake Factory, Inc. (a)	28,200	631,398
		12,914,010
TOTAL HOTELS, RESTAURANTS & LEISURE		22,912,705
HOUSEHOLD DURABLES - 4.0%
Home Furnishings - 1.1%
La-Z-Boy, Inc. (a)	78,400	525,280
Tempur-Pedic International, Inc. (a)	25,500	683,400
		1,208,680
Homebuilding - 1.4%
Lennar Corp. Class A	85,589	1,127,207
Toll Brothers, Inc. (a)	24,900	430,272
		1,557,479
Household Appliances - 1.5%
Stanley Black & Decker, Inc.	29,719	1,594,127
TOTAL HOUSEHOLD DURABLES		4,360,286
INTERNET & CATALOG RETAIL - 6.1%
Internet Retail - 6.1%
Amazon.com, Inc. (a)	34,508	4,307,634
Expedia, Inc.	43,497	994,341
Ocado Group PLC (a)	11,500	25,049
Priceline.com, Inc. (a)	4,200	1,224,216
		6,551,240
INTERNET SOFTWARE & SERVICES - 2.6%
Internet Software & Services - 2.6%
eBay, Inc. (a)	52,141	1,211,757
Google, Inc. Class A (a)	2,200	990,044
Monster Worldwide, Inc. (a)(d)	51,772	571,045
		2,772,846
LEISURE EQUIPMENT & PRODUCTS - 0.6%
Leisure Products - 0.6%
Polaris Industries, Inc.	11,400	607,962
MEDIA - 24.1%
Advertising - 3.5%
Interpublic Group of Companies, Inc. (a)	138,378	1,180,364
Lamar Advertising Co. Class A (a)(d)	45,800	1,200,418
National CineMedia, Inc.	85,845	1,364,077
		3,744,859
Broadcasting - 0.5%
Scripps Networks Interactive, Inc. Class A	13,478	541,546
Common Stocks - continued
	Shares	Value
MEDIA - CONTINUED
Cable & Satellite - 10.6%
Comcast Corp. Class A (special) (non-vtg.)	175,652	$ 2,822,728
DIRECTV (a)	106,697	4,045,950
Time Warner Cable, Inc.	50,096	2,585,455
Virgin Media, Inc.	94,603	1,968,688
		11,422,821
Movies & Entertainment - 9.5%
The Walt Disney Co.	187,200	6,100,848
Time Warner, Inc.	82,067	2,460,369
Viacom, Inc. Class B (non-vtg.)	56,105	1,762,819
		10,324,036
TOTAL MEDIA		26,033,262
MULTILINE RETAIL - 6.0%
Department Stores - 1.7%
Kohl's Corp. (a)	14,000	657,720
Nordstrom, Inc.	42,306	1,223,490
		1,881,210
General Merchandise Stores - 4.3%
Target Corp.	90,847	4,647,733
TOTAL MULTILINE RETAIL		6,528,943
SPECIALTY RETAIL - 21.6%
Apparel Retail - 5.4%
Citi Trends, Inc. (a)	46,414	1,048,956
Inditex SA	10,561	704,749
J. Crew Group, Inc. (a)(d)	16,000	487,840
TJX Companies, Inc.	52,368	2,078,486
Urban Outfitters, Inc. (a)	50,567	1,533,191
		5,853,222
Automotive Retail - 2.2%
Advance Auto Parts, Inc.	42,300	2,304,081
Computer & Electronics Retail - 1.9%
Best Buy Co., Inc.	47,972	1,505,841
hhgregg, Inc. (a)	29,152	550,973
		2,056,814
Home Improvement Retail - 7.3%
Home Depot, Inc.	39,714	1,104,446
Lowe's Companies, Inc.	311,803	6,329,601
Lumber Liquidators Holdings, Inc. (a)(d)	22,000	440,660
		7,874,707

	Shares	Value
Homefurnishing Retail - 2.4%
Bed Bath & Beyond, Inc. (a)	72,500	$ 2,607,825
Specialty Stores - 2.4%
Hengdeli Holdings Ltd.	1,668,000	776,223
OfficeMax, Inc. (a)	86,396	841,497
Tractor Supply Co.	14,770	1,004,065
		2,621,785
TOTAL SPECIALTY RETAIL		23,318,434
TEXTILES, APPAREL & LUXURY GOODS - 3.9%
Apparel, Accessories & Luxury Goods - 3.9%
Coach, Inc.	41,400	1,483,776
G-III Apparel Group Ltd. (a)	21,745	524,489
Phillips-Van Heusen Corp.	21,700	991,256
Polo Ralph Lauren Corp. Class A	12,112	917,363
Titan Industries Ltd.	4,621	288,018
		4,204,902
TOTAL COMMON STOCKS (Cost $102,541,555)		106,734,064
Money Market Funds - 4.0%

Fidelity Cash Central Fund, 0.24% (b)	1,126,488	1,126,488
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c)	3,164,850	3,164,850
TOTAL MONEY MARKET FUNDS (Cost $4,291,338)		4,291,338
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $106,832,893)		111,025,402
NET OTHER ASSETS (LIABILITIES) - (2.8)%		(2,979,000)
NET ASSETS - 100%		$ 108,046,402
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,672
Fidelity Securities Lending Cash Central Fund	8,183
Total	$ 9,855
Other Information

The following is a summary of the inputs used, as of August 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 106,734,064	$ 105,086,066	$ 1,647,998	$ -
Money Market Funds	4,291,338	4,291,338	-	-
Total Investments in Securities:	$ 111,025,402	$ 109,377,404	$ 1,647,998	$ -
Income Tax Information

At February 28, 2010, the Fund had a capital loss carryforward of approximately $1,245,493 all of which will expire on February 28, 2017. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Consumer Discretionary Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,078,289) - See accompanying schedule: Unaffiliated issuers (cost $102,541,555)	$ 106,734,064
Fidelity Central Funds (cost $4,291,338)	4,291,338
Total Investments (cost $106,832,893)		$ 111,025,402
Receivable for investments sold		207,047
Receivable for fund shares sold		119,307
Dividends receivable		184,667
Distributions receivable from Fidelity Central Funds		925
Other receivables		1,832
Total assets		111,539,180

Liabilities
Payable for investments purchased	$ 107,560
Payable for fund shares redeemed	115,205
Accrued management fee	52,675
Other affiliated payables	27,857
Other payables and accrued expenses	24,631
Collateral on securities loaned, at value	3,164,850
Total liabilities		3,492,778

Net Assets		$ 108,046,402
Net Assets consist of:
Paid in capital		$ 104,889,446
Undistributed net investment income		134,085
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,169,644)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		4,192,515
Net Assets, for 5,614,897 shares outstanding		$ 108,046,402
Net Asset Value, offering price and redemption price per share ($108,046,402 ÷ 5,614,897 shares)		$ 19.24

Statement of Operations

Six months ended August 31, 2010 (Unaudited)

Investment Income
Dividends		$ 697,289
Interest		1
Income from Fidelity Central Funds (including $8,183 from security lending)		9,855
Total income		707,145

Expenses
Management fee	$ 310,337
Transfer agent fees	148,507
Accounting and security lending fees	21,936
Custodian fees and expenses	31,663
Independent trustees' compensation	289
Registration fees	20,671
Audit	17,104
Legal	156
Miscellaneous	513
Total expenses before reductions	551,176
Expense reductions	(4,582)	546,594
Net investment income (loss)		160,551
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,574,199
Foreign currency transactions	(1,174)
Total net realized gain (loss)		1,573,025
Change in net unrealized appreciation (depreciation) on: Investment securities	(5,974,691)
Assets and liabilities in foreign currencies	148
Total change in net unrealized appreciation (depreciation)		(5,974,543)
Net gain (loss)		(4,401,518)
Net increase (decrease) in net assets resulting from operations		$ (4,240,967)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2010 (Unaudited)	Year ended February 28, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 160,551	$ 196,969
Net realized gain (loss)	1,573,025	2,571,128
Change in net unrealized appreciation (depreciation)	(5,974,543)	19,170,461
Net increase (decrease) in net assets resulting from operations	(4,240,967)	21,938,558
Distributions to shareholders from net investment income	(50,286)	(191,875)
Share transactions Proceeds from sales of shares	76,232,360	58,076,902
Reinvestment of distributions	49,510	189,124
Cost of shares redeemed	(40,964,689)	(24,328,431)
Net increase (decrease) in net assets resulting from share transactions	35,317,181	33,937,595
Redemption fees	9,664	1,754
Total increase (decrease) in net assets	31,035,592	55,686,032

Net Assets
Beginning of period	77,010,810	21,324,778
End of period (including undistributed net investment income of $134,085 and undistributed net investment income of $23,820, respectively)	$ 108,046,402	$ 77,010,810
Other Information Shares
Sold	3,655,480	3,568,123
Issued in reinvestment of distributions	2,288	10,486
Redeemed	(2,019,635)	(1,429,225)
Net increase (decrease)	1,638,133	2,149,384

Financial Highlights

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008 J	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 19.37	$ 11.67	$ 19.70	$ 26.85	$ 25.74	$ 24.23
Income from Investment Operations
Net investment income (loss) E	.03	.06	.10	.01	.11 H	(.03)
Net realized and unrealized gain (loss)	(.15)	7.70	(8.05)	(3.95)	3.15	1.80
Total from investment operations	(.12)	7.76	(7.95)	(3.94)	3.26	1.77
Distributions from net investment income	(.01)	(.06)	(.08)	(.06)	-	-
Distributions from net realized gain	-	-	(.01)	(3.15)	(2.16)	(.26)
Total distributions	(.01)	(.06)	(.09)	(3.21)	(2.16)	(.26)
Redemption fees added to paid in capital E	- K	- K	.01	- K	.01	- K
Net asset value, end of period	$ 19.24	$ 19.37	$ 11.67	$ 19.70	$ 26.85	$ 25.74
Total Return B,C,D	(.63)%	66.54%	(40.37)%	(16.15)%	12.99%	7.31%
Ratios to Average Net Assets F,I
Expenses before reductions	1.00% A	1.10%	1.19%	1.12%	1.14%	1.15%
Expenses net of fee waivers, if any	1.00% A	1.10%	1.15%	1.12%	1.14%	1.15%
Expenses net of all reductions	.99% A	1.08%	1.15%	1.12%	1.13%	1.13%
Net investment income (loss)	.29% A	.37%	.62%	.03%	.43% H	(.11)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 108,046	$ 77,011	$ 21,325	$ 24,297	$ 40,249	$ 49,682
Portfolio turnover rate G	213% A	134%	71%	108%	244%	71%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.12 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.03)%. I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. J For the year ended February 29. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Leisure Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
McDonald's Corp.	25.1	22.4
Starbucks Corp.	7.3	7.1
Yum! Brands, Inc.	7.0	6.9
Carnival Corp. unit	4.5	6.1
Marriott International, Inc. Class A	4.3	3.7
Starwood Hotels & Resorts Worldwide, Inc.	4.1	5.0
WMS Industries, Inc.	3.6	3.6
Las Vegas Sands Corp.	3.4	1.4
Darden Restaurants, Inc.	3.0	3.3
Wyndham Worldwide Corp.	2.8	4.4
	65.1
Top Industries (% of fund's net assets)
As of August 31, 2010
Hotels, Restaurants & Leisure	85.5%
Diversified Consumer Services	11.6%
Food Products	0.8%
Specialty Retail	0.7%
Internet & Catalog Retail	0.2%
All Others*	1.2%

As of February 28, 2010
Hotels, Restaurants & Leisure	81.7%
Diversified Consumer Services	17.1%
Food Products	0.6%
All Others*	0.6%

* Includes short-term investments and net other assets.

Semiannual Report

Leisure Portfolio

Investments August 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
AUTOMOBILES - 0.1%
Motorcycle Manufacturers - 0.1%
Harley-Davidson, Inc.	10,500	$ 255,360
COMMERCIAL SERVICES & SUPPLIES - 0.1%
Diversified Support Services - 0.1%
Viad Corp.	18,700	296,395
DIVERSIFIED CONSUMER SERVICES - 11.6%
Education Services - 5.9%
Ambow Education Holding Ltd. ADR	13,600	123,488
Apollo Group, Inc. Class A (non-vtg.) (a)	130,200	5,530,896
Bridgepoint Education, Inc. (a)	31,400	405,688
Capella Education Co. (a)	4,700	294,126
Career Education Corp. (a)(d)	93,200	1,633,796
Corinthian Colleges, Inc. (a)(d)	42	205
DeVry, Inc.	51,100	1,947,421
ITT Educational Services, Inc. (a)(d)	23,000	1,224,980
Navitas Ltd.	395,592	1,563,221
Strayer Education, Inc. (d)	24,866	3,600,099
Universal Technical Institute, Inc.	47,400	732,330
		17,056,250
Specialized Consumer Services - 5.7%
Carriage Services, Inc. (a)	112,402	505,809
Coinstar, Inc. (a)(d)	118,200	5,141,700
H&R Block, Inc.	205,100	2,635,535
Matthews International Corp. Class A	14,300	450,307
Service Corp. International	65,700	505,233
Sotheby's Class A (ltd. vtg.)	32,301	859,530
Steiner Leisure Ltd. (a)	105,485	3,756,321
Stewart Enterprises, Inc. Class A	506,952	2,413,092
		16,267,527
TOTAL DIVERSIFIED CONSUMER SERVICES		33,323,777
FOOD & STAPLES RETAILING - 0.2%
Food Distributors - 0.2%
Sysco Corp.	20,800	571,792
FOOD PRODUCTS - 0.8%
Packaged Foods & Meats - 0.8%
TreeHouse Foods, Inc. (a)	54,273	2,252,330
HOTELS, RESTAURANTS & LEISURE - 85.4%
Casinos & Gaming - 17.0%
Ameristar Casinos, Inc.	174,400	2,861,904
Aristocrat Leisure Ltd.	3	10
Bally Technologies, Inc. (a)	54,900	1,726,605
Boyd Gaming Corp. (a)	36,600	254,004
International Game Technology	276,500	4,036,900
Las Vegas Sands Corp. (a)(d)	339,400	9,615,202
Las Vegas Sands Corp. unit	11,700	5,572,710
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)(d)	193,200	753,480

	Shares	Value
MGM Mirage, Inc. (a)(d)	411,100	$ 3,704,011
Multimedia Games, Inc. (a)	29,600	103,304
Penn National Gaming, Inc. (a)	219,300	6,179,874
Pinnacle Entertainment, Inc. (a)	17,600	172,480
Shuffle Master, Inc. (a)	205,868	1,636,651
WMS Industries, Inc. (a)	289,172	10,219,338
Wynn Resorts Ltd.	21,500	1,733,115
		48,569,588
Hotels, Resorts & Cruise Lines - 18.1%
Accor SA	29,715	911,804
Ambassadors Group, Inc.	93,820	1,029,675
Carnival Corp. unit	412,200	12,852,396
China Lodging Group Ltd. ADR	700	14,700
Gaylord Entertainment Co. (a)	2,200	57,552
Home Inns & Hotels Management, Inc. sponsored ADR (a)	28,400	1,191,664
Hyatt Hotels Corp. Class A	2,800	105,448
Interval Leisure Group, Inc. (a)	37,000	462,870
Marriott International, Inc. Class A	382,701	12,250,259
Orient Express Hotels Ltd. Class A (a)	800	6,912
Royal Caribbean Cruises Ltd. (a)	128,820	3,163,819
Starwood Hotels & Resorts Worldwide, Inc.	250,700	11,715,211
Wyndham Worldwide Corp.	350,200	8,121,138
		51,883,448
Leisure Facilities - 0.9%
International Speedway Corp. Class A	16	366
Vail Resorts, Inc. (a)(d)	80,199	2,648,973
		2,649,339
Restaurants - 49.4%
Brinker International, Inc.	75,200	1,184,400
Buffalo Wild Wings, Inc. (a)	21,861	914,227
Chipotle Mexican Grill, Inc. (a)	24,109	3,636,360
Darden Restaurants, Inc.	206,400	8,516,064
Denny's Corp. (a)	323,754	772,153
DineEquity, Inc. (a)	14,900	475,608
Domino's Pizza, Inc. (a)	74,500	955,090
Dominos Pizza Enterprises Ltd.	40,600	194,762
Jack in the Box, Inc. (a)	2,922	58,966
McCormick & Schmick's Seafood Restaurants (a)	16,600	102,920
McDonald's Corp.	985,500	72,000,629
P.F. Chang's China Bistro, Inc. (d)	45,900	1,964,979
Panera Bread Co. Class A (a)	20,300	1,622,782
Papa John's International, Inc. (a)	30	714
Red Robin Gourmet Burgers, Inc. (a)	184,960	3,427,309
Ruth's Hospitality Group, Inc. (a)	136,800	447,336
Sonic Corp. (a)	108,200	829,894
Starbucks Corp.	909,600	20,911,704
The Cheesecake Factory, Inc. (a)	129,800	2,906,222
Common Stocks - continued
	Shares	Value
HOTELS, RESTAURANTS & LEISURE - CONTINUED
Restaurants - continued
Wendy's/Arby's Group, Inc.	117,375	$ 456,589
Yum! Brands, Inc.	478,800	19,965,960
		141,344,668
TOTAL HOTELS, RESTAURANTS & LEISURE		244,447,043
INTERNET & CATALOG RETAIL - 0.2%
Internet Retail - 0.2%
Expedia, Inc.	24,600	562,356
Priceline.com, Inc. (a)	500	145,740
		708,096
MEDIA - 0.1%
Publishing - 0.1%
Washington Post Co. Class B	400	144,092
SOFTWARE - 0.2%
Application Software - 0.2%
Intuit, Inc. (a)	10,600	453,680
SPECIALTY RETAIL - 0.7%
Computer & Electronics Retail - 0.2%
Best Buy Co., Inc.	22,200	696,858
Specialty Stores - 0.5%
MarineMax, Inc. (a)	214,332	1,406,018
TOTAL SPECIALTY RETAIL		2,102,876
TOTAL COMMON STOCKS (Cost $241,904,083)		284,555,441
Convertible Bonds - 0.1%
Principal Amount
HOTELS, RESTAURANTS & LEISURE - 0.1%
Casinos & Gaming - 0.1%
MGM Mirage, Inc. 4.25% 4/15/15 (e) (Cost $300,000)	$ 300,000	245,813
Money Market Funds - 9.8%
	Shares	Value
Fidelity Cash Central Fund, 0.24% (b)	1,887,927	$ 1,887,927
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c)	26,202,050	26,202,050
TOTAL MONEY MARKET FUNDS (Cost $28,089,977)		28,089,977
TOTAL INVESTMENT PORTFOLIO - 109.3% (Cost $270,294,060)		312,891,231
NET OTHER ASSETS (LIABILITIES) - (9.3)%		(26,674,504)
NET ASSETS - 100%		$ 286,216,727
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $245,813 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,126
Fidelity Securities Lending Cash Central Fund	104,481
Total	$ 110,607
Other Information

The following is a summary of the inputs used, as of August 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 284,555,441	$ 278,982,731	$ 5,572,710	$ -
Convertible Bonds	245,813	-	245,813	-
Money Market Funds	28,089,977	28,089,977	-	-
Total Investments in Securities:	$ 312,891,231	$ 307,072,708	$ 5,818,523	$ -
Income Tax Information

At February 28, 2010, the Fund had a capital loss carryforward of approximately $20,041,799 all of which will expire on February 28, 2017. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Leisure Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $25,012,730) - See accompanying schedule: Unaffiliated issuers (cost $242,204,083)	$ 284,801,254
Fidelity Central Funds (cost $28,089,977)	28,089,977
Total Investments (cost $270,294,060)		$ 312,891,231
Receivable for investments sold		3,213,993
Receivable for fund shares sold		483,153
Dividends receivable		696,176
Interest receivable		4,604
Distributions receivable from Fidelity Central Funds		20,933
Other receivables		3,984
Total assets		317,314,074

Liabilities
Payable for investments purchased	$ 3,421,961
Payable for fund shares redeemed	1,246,930
Accrued management fee	137,928
Other affiliated payables	68,657
Other payables and accrued expenses	19,821
Collateral on securities loaned, at value	26,202,050
Total liabilities		31,097,347

Net Assets		$ 286,216,727
Net Assets consist of:
Paid in capital		$ 268,803,112
Undistributed net investment income		1,050,535
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(26,234,083)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		42,597,163
Net Assets, for 3,915,026 shares outstanding		$ 286,216,727
Net Asset Value, offering price and redemption price per share ($286,216,727 ÷ 3,915,026 shares)		$ 73.11

Statement of Operations

Six months ended August 31, 2010 (Unaudited)

Investment Income
Dividends		$ 2,189,822
Interest		4,604
Income from Fidelity Central Funds (including $104,481 from security lending)		110,607
Total income		2,305,033

Expenses
Management fee	$ 779,233
Transfer agent fees	343,601
Accounting and security lending fees	56,768
Custodian fees and expenses	9,435
Independent trustees' compensation	770
Registration fees	40,861
Audit	17,263
Legal	416
Miscellaneous	1,584
Total expenses before reductions	1,249,931
Expense reductions	(8,987)	1,240,944
Net investment income (loss)		1,064,089
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,488,305)
Foreign currency transactions	673
Total net realized gain (loss)		(1,487,632)
Change in net unrealized appreciation (depreciation) on: Investment securities	1,913,969
Assets and liabilities in foreign currencies	(8)
Total change in net unrealized appreciation (depreciation)		1,913,961
Net gain (loss)		426,329
Net increase (decrease) in net assets resulting from operations		$ 1,490,418

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2010 (Unaudited)	Year ended February 28, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,064,089	$ 1,450,968
Net realized gain (loss)	(1,487,632)	18,634,973
Change in net unrealized appreciation (depreciation)	1,913,961	61,789,610
Net increase (decrease) in net assets resulting from operations	1,490,418	81,875,551
Distributions to shareholders from net investment income	(470,238)	(1,367,599)
Share transactions Proceeds from sales of shares	172,793,986	42,414,521
Reinvestment of distributions	447,207	1,299,149
Cost of shares redeemed	(112,558,380)	(58,875,013)
Net increase (decrease) in net assets resulting from share transactions	60,682,813	(15,161,343)
Redemption fees	49,004	3,448
Total increase (decrease) in net assets	61,751,997	65,350,057

Net Assets
Beginning of period	224,464,730	159,114,673
End of period (including undistributed net investment income of $1,050,535 and undistributed net investment income of $456,684, respectively)	$ 286,216,727	$ 224,464,730
Other Information Shares
Sold	2,205,713	719,534
Issued in reinvestment of distributions	5,632	20,652
Redeemed	(1,503,266)	(974,531)
Net increase (decrease)	708,079	(234,345)

Financial Highlights

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008 J	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 69.99	$ 46.24	$ 69.03	$ 79.61	$ 80.64	$ 75.07
Income from Investment Operations
Net investment income (loss) E	.29	.43	.60	.69	.25 H	(.28)
Net realized and unrealized gain (loss)	2.97	23.73	(22.57)	(5.73)	10.52	8.83
Total from investment operations	3.26	24.16	(21.97)	(5.04)	10.77	8.55
Distributions from net investment income	(.15)	(.41)	(.54)	(.55)	(.12)	-
Distributions from net realized gain	-	-	(.28)	(4.99)	(11.69)	(2.98)
Total distributions	(.15)	(.41)	(.82)	(5.54)	(11.81)	(2.98)
Redemption fees added to paid in capital E	.01	- K	- K	- K	.01	- K
Net asset value, end of period	$ 73.11	$ 69.99	$ 46.24	$ 69.03	$ 79.61	$ 80.64
Total Return B,C,D	4.65%	52.35%	(32.07)%	(7.09)%	13.61%	11.67%
Ratios to Average Net Assets F,I
Expenses before reductions	.90% A	.94%	.93%	.91%	.96%	.99%
Expenses net of fee waivers, if any	.90% A	.94%	.93%	.91%	.96%	.99%
Expenses net of all reductions	.89% A	.93%	.93%	.91%	.94%	.94%
Net investment income (loss)	.77% A	.70%	1.00%	.86%	.31% H	(.37)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 286,217	$ 224,465	$ 159,115	$ 210,424	$ 258,340	$ 205,290
Portfolio turnover rate G	74% A	99%	120%	74%	179%	107%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.09 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .20%. I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. J For the year ended February 29. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Multimedia Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
The Walt Disney Co.	15.5	14.9
Comcast Corp. Class A	8.6	5.2
DIRECTV	7.3	7.3
Time Warner, Inc.	6.5	7.9
Viacom, Inc. Class B (non-vtg.)	4.6	4.5
Time Warner Cable, Inc.	4.4	5.1
News Corp. Class A	3.6	3.4
Google, Inc. Class A	2.7	2.2
Virgin Media, Inc.	2.7	1.5
McGraw-Hill Companies, Inc.	2.4	3.2
	58.3
Top Industries (% of fund's net assets)
As of August 31, 2010
Media	92.0%
Internet Software & Services	5.2%
Internet & Catalog Retail	1.5%
IT Services	0.4%
All Others*	0.9%

As of February 28, 2010
Media	85.3%
Internet Software & Services	5.8%
Software	1.6%
Internet & Catalog Retail	1.1%
Diversified Financial Services	0.6%
All Others*	5.6%

* Includes short-term investments and net other assets.

Semiannual Report

Multimedia Portfolio

Investments August 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
INTERNET & CATALOG RETAIL - 1.5%
Internet Retail - 1.5%
Amazon.com, Inc. (a)	7,600	$ 948,708
Expedia, Inc.	40,600	928,116
		1,876,824
INTERNET SOFTWARE & SERVICES - 5.2%
Internet Software & Services - 5.2%
AOL, Inc. (a)	142	3,155
Baidu.com, Inc. sponsored ADR (a)	7,900	619,597
eBay, Inc. (a)	59,600	1,385,104
Google, Inc. Class A (a)	7,650	3,442,653
NHN Corp. (a)	15	2,458
OpenTable, Inc. (a)(d)	22,500	1,199,250
		6,652,217
IT SERVICES - 0.4%
IT Consulting & Other Services - 0.4%
Acxiom Corp. (a)	39,600	490,842
MEDIA - 92.0%
Advertising - 5.9%
Arbitron, Inc.	200	5,088
CyberAgent, Inc.	2	3,206
Interpublic Group of Companies, Inc. (a)	272,200	2,321,866
Lamar Advertising Co. Class A (a)	64,300	1,685,303
National CineMedia, Inc.	89,800	1,426,922
Omnicom Group, Inc.	59,200	2,072,592
		7,514,977
Broadcasting - 10.8%
Antena 3 Television SA	104,900	711,312
Belo Corp. Series A (a)	261,800	1,369,214
CBS Corp. Class B	214,000	2,957,480
CTC Media, Inc. (d)	31,300	560,270
Discovery Communications, Inc. (a)	57,950	2,187,613
Discovery Communications, Inc. Class C (a)	81,650	2,759,770
Grupo Televisa SA de CV (CPO) sponsored ADR	100	1,849
LIN TV Corp. Class A (a)	116,000	462,840
Scripps Networks Interactive, Inc. Class A	55,600	2,234,008
Sinclair Broadcast Group, Inc. Class A (a)	90,500	541,190
		13,785,546

	Shares	Value
Cable & Satellite - 36.7%
Cablevision Systems Corp. - NY Group Class A	88,400	$ 2,217,956
Comcast Corp.:
Class A	642,250	10,995,320
Class A (special) (non-vtg.)	150,200	2,413,714
DIRECTV (a)	247,213	9,374,317
DISH Network Corp. Class A	108,900	1,954,755
Kabel Deutschland Holding AG	49,700	1,574,807
Knology, Inc. (a)	27,500	322,575
Liberty Global, Inc.:
Class A (a)(d)	75,475	2,077,072
Class C (a)	75,200	2,071,008
Liberty Media Corp.:
Capital Series A (a)	40,500	1,825,740
Starz Series A (a)	29,350	1,753,369
Sirius XM Radio, Inc. (a)	1,389,460	1,328,463
Time Warner Cable, Inc.	109,469	5,649,695
Virgin Media, Inc.	163,000	3,392,030
		46,950,821
Movies & Entertainment - 32.9%
Cinemark Holdings, Inc.	33,200	485,052
Cinemax India Ltd.	1,760	2,159
DreamWorks Animation SKG, Inc. Class A (a)	30,600	906,678
Lions Gate Entertainment Corp. (a)	25,300	180,642
Live Nation Entertainment, Inc. (a)	99,000	855,360
Madison Square Garden, Inc. Class A (a)	3,075	60,224
News Corp.:
Class A	362,882	4,561,427
Class B	1,300	18,330
Regal Entertainment Group Class A	64,100	789,071
The Walt Disney Co.	606,004	19,749,669
Time Warner, Inc.	275,966	8,273,461
Viacom, Inc. Class B (non-vtg.)	187,200	5,881,824
Warner Music Group Corp. (a)	61,300	256,234
		42,020,131
Publishing - 5.7%
Gannett Co., Inc.	27,300	330,057
Martha Stewart Living Omnimedia, Inc. Class A (a)(d)	45,600	197,904
McGraw-Hill Companies, Inc.	110,700	3,060,855
Pearson PLC sponsored ADR	40,500	600,210
The New York Times Co. Class A (a)	130,700	938,426
Valassis Communications, Inc. (a)	48,100	1,409,811
Washington Post Co. Class B	2,200	792,506
		7,329,769
TOTAL MEDIA		117,601,244
TOTAL COMMON STOCKS (Cost $119,757,613)		126,621,127
Money Market Funds - 3.6%
	Shares	Value
Fidelity Cash Central Fund, 0.24% (b)	1,390,517	$ 1,390,517
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c)	3,251,350	3,251,350
TOTAL MONEY MARKET FUNDS (Cost $4,641,867)		4,641,867
TOTAL INVESTMENT PORTFOLIO - 102.7% (Cost $124,399,480)		131,262,994
NET OTHER ASSETS (LIABILITIES) - (2.7)%		(3,473,016)
NET ASSETS - 100%		$ 127,789,978
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,108
Fidelity Securities Lending Cash Central Fund	6,188
Total	$ 10,296
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At February 28, 2010, the Fund had a capital loss carryforward of approximately $4,923,365 of which $3,658,632 and $1,264,733 will expire on February 28, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Multimedia Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,188,566) - See accompanying schedule: Unaffiliated issuers (cost $119,757,613)	$ 126,621,127
Fidelity Central Funds (cost $4,641,867)	4,641,867
Total Investments (cost $124,399,480)		$ 131,262,994
Receivable for investments sold		327,528
Receivable for fund shares sold		155,503
Dividends receivable		213,481
Distributions receivable from Fidelity Central Funds		2,609
Other receivables		1,449
Total assets		131,963,564

Liabilities
Payable for investments purchased	$ 327,528
Payable for fund shares redeemed	482,062
Accrued management fee	60,934
Other affiliated payables	31,475
Other payables and accrued expenses	20,237
Collateral on securities loaned, at value	3,251,350
Total liabilities		4,173,586

Net Assets		$ 127,789,978
Net Assets consist of:
Paid in capital		$ 128,141,414
Undistributed net investment income		81,553
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(7,297,972)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		6,864,983
Net Assets, for 3,643,232 shares outstanding		$ 127,789,978
Net Asset Value, offering price and redemption price per share ($127,789,978 ÷ 3,643,232 shares)		$ 35.08

Statement of Operations

Six months ended August 31, 2010 (Unaudited)

Investment Income
Dividends		$ 681,593
Interest		1
Income from Fidelity Central Funds (including $6,188 from security lending)		10,296
Total income		691,890

Expenses
Management fee	$ 340,129
Transfer agent fees	171,306
Accounting and security lending fees	24,016
Custodian fees and expenses	8,535
Independent trustees' compensation	320
Registration fees	34,847
Audit	19,446
Legal	182
Interest	272
Miscellaneous	489
Total expenses before reductions	599,542
Expense reductions	(2,963)	596,579
Net investment income (loss)		95,311
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,419,369)
Foreign currency transactions	(2,653)
Total net realized gain (loss)		(1,422,022)
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,307,543)
Assets and liabilities in foreign currencies	1,423
Total change in net unrealized appreciation (depreciation)		(1,306,120)
Net gain (loss)		(2,728,142)
Net increase (decrease) in net assets resulting from operations		$ (2,632,831)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2010 (Unaudited)	Year ended February 28, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 95,311	$ 205,166
Net realized gain (loss)	(1,422,022)	(447,318)
Change in net unrealized appreciation (depreciation)	(1,306,120)	24,644,565
Net increase (decrease) in net assets resulting from operations	(2,632,831)	24,402,413
Distributions to shareholders from net investment income	(16,496)	(216,486)
Share transactions Proceeds from sales of shares	97,850,452	46,703,954
Reinvestment of distributions	14,876	207,579
Cost of shares redeemed	(43,738,298)	(20,974,314)
Net increase (decrease) in net assets resulting from share transactions	54,127,030	25,937,219
Redemption fees	3,601	2,081
Total increase (decrease) in net assets	51,481,304	50,125,227

Net Assets
Beginning of period	76,308,674	26,183,447
End of period (including undistributed net investment income of $81,553 and undistributed net investment income of $2,738, respectively)	$ 127,789,978	$ 76,308,674
Other Information Shares
Sold	2,641,433	1,463,045
Issued in reinvestment of distributions	388	6,399
Redeemed	(1,217,344)	(684,012)
Net increase (decrease)	1,424,477	785,432

Financial Highlights

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008 K	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 34.39	$ 18.27	$ 35.30	$ 47.31	$ 47.33	$ 43.55
Income from Investment Operations
Net investment income (loss) E	.03	.13 H	.06	.01	(.07)	(.12)
Net realized and unrealized gain (loss)	.67 I	16.12	(16.17)	(5.79)	6.27	4.70
Total from investment operations	.70	16.25	(16.11)	(5.78)	6.20	4.58
Distributions from net investment income	(.01)	(.13)	(.06)	-	-	-
Distributions from net realized gain	-	-	(.86)	(6.23)	(6.23)	(.80)
Total distributions	(.01)	(.13)	(.92)	(6.23)	(6.23)	(.80)
Redemption fees added to paid in capital E	- L	- L	- L	- L	.01	- L
Net asset value, end of period	$ 35.08	$ 34.39	$ 18.27	$ 35.30	$ 47.31	$ 47.33
Total Return B,C,D	2.02%	88.96%	(46.75)%	(13.88)%	13.73%	10.48%
Ratios to Average Net Assets F,J
Expenses before reductions	.99% A	1.08%	1.07%	.99%	1.04%	1.07%
Expenses net of fee waivers, if any	.99% A	1.08%	1.07%	.99%	1.04%	1.07%
Expenses net of all reductions	.98% A	1.07%	1.07%	.98%	1.04%	1.04%
Net investment income (loss)	.16% A	.44% H	.22%	.01%	(.16)%	(.27)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 127,790	$ 76,309	$ 26,183	$ 62,141	$ 90,806	$ 80,715
Portfolio turnover rate G	62% A	40%	39%	68%	179%	48%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects special dividends which amounted to $.10 per share. Excluding these special dividends, the ratio of net investment income (loss) to average net assets would have been .10%. I The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. J Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. K For the year ended February 29. L Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Retailing Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Amazon.com, Inc.	12.2	9.1
Home Depot, Inc.	10.4	8.8
Target Corp.	7.8	6.7
Lowe's Companies, Inc.	7.8	8.7
TJX Companies, Inc.	5.7	4.2
Kohl's Corp.	4.2	4.2
Urban Outfitters, Inc.	3.9	0.6
Priceline.com, Inc.	3.7	1.6
Best Buy Co., Inc.	3.5	4.1
Macy's, Inc.	2.9	1.5
	62.1
Top Industries (% of fund's net assets)
As of August 31, 2010
Specialty Retail	51.9%
Internet & Catalog Retail	21.7%
Multiline Retail	18.6%
Internet Software & Services	1.8%
Distributors	1.4%
All Others*	4.6%

As of February 28, 2010
Specialty Retail	69.5%
Multiline Retail	14.7%
Internet & Catalog Retail	13.9%
Internet Software & Services	0.5%
Textiles, Apparel & Luxury Goods	0.0%**
All Others*	1.4%

* Includes short-term investments and net other assets.
** Amount represents less than 0.1%

Semiannual Report

Retailing Portfolio

Investments August 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
DISTRIBUTORS - 1.4%
Distributors - 1.4%
Genuine Parts Co.	44,400	$ 1,861,692
DIVERSIFIED CONSUMER SERVICES - 0.7%
Specialized Consumer Services - 0.7%
Coinstar, Inc. (a)(d)	23,400	1,017,900
FOOD & STAPLES RETAILING - 0.4%
Food Distributors - 0.4%
Sysco Corp.	17,200	472,828
FOOD PRODUCTS - 1.3%
Packaged Foods & Meats - 1.3%
TreeHouse Foods, Inc. (a)	42,868	1,779,022
INTERNET & CATALOG RETAIL - 21.7%
Catalog Retail - 1.7%
Liberty Media Corp. Interactive Series A (a)	227,600	2,401,180
Internet Retail - 20.0%
Amazon.com, Inc. (a)	134,100	16,739,703
Blue Nile, Inc. (a)	13,700	562,522
Expedia, Inc.	137,400	3,140,964
Netflix, Inc. (a)	15,500	1,945,560
Priceline.com, Inc. (a)	17,300	5,042,604
		27,431,353
TOTAL INTERNET & CATALOG RETAIL		29,832,533
INTERNET SOFTWARE & SERVICES - 1.8%
Internet Software & Services - 1.8%
eBay, Inc. (a)	103,200	2,398,368
MULTILINE RETAIL - 18.6%
Department Stores - 8.3%
Kohl's Corp. (a)	124,600	5,853,708
Macy's, Inc.	207,100	4,026,024
Nordstrom, Inc.	42,200	1,220,424
Retail Ventures, Inc. (a)	42,200	356,168
		11,456,324
General Merchandise Stores - 10.3%
Big Lots, Inc. (a)	9,100	284,466
Dollar Tree, Inc. (a)	68,600	3,109,638
Target Corp.	210,200	10,753,832
		14,147,936
TOTAL MULTILINE RETAIL		25,604,260

	Shares	Value
SPECIALTY RETAIL - 51.9%
Apparel Retail - 16.5%
Abercrombie & Fitch Co. Class A	5,600	$ 193,760
Aeropostale, Inc. (a)	8,700	185,310
AnnTaylor Stores Corp. (a)	42,600	653,058
Charming Shoppes, Inc. (a)	53,000	178,610
Citi Trends, Inc. (a)	137,100	3,098,460
DSW, Inc. Class A (a)(d)	47,600	1,130,500
Express, Inc.	32,200	438,242
Foot Locker, Inc.	82,100	963,854
J. Crew Group, Inc. (a)	12,200	371,978
Jos. A. Bank Clothiers, Inc. (a)(d)	28,050	1,024,667
Ross Stores, Inc.	26,600	1,320,158
TJX Companies, Inc.	198,500	7,878,465
Urban Outfitters, Inc. (a)	175,000	5,306,000
		22,743,062
Automotive Retail - 5.4%
Advance Auto Parts, Inc.	56,600	3,083,002
AutoZone, Inc. (a)	4,900	1,027,922
CarMax, Inc. (a)	56,700	1,130,031
O'Reilly Automotive, Inc. (a)	37,300	1,763,171
Sonic Automotive, Inc. Class A (sub. vtg.) (a)(d)	46,800	412,308
		7,416,434
Computer & Electronics Retail - 4.4%
Best Buy Co., Inc.	153,900	4,830,921
GameStop Corp. Class A (a)	1,700	30,481
RadioShack Corp. (d)	62,700	1,158,696
		6,020,098
Home Improvement Retail - 18.2%
Home Depot, Inc.	514,100	14,297,121
Lowe's Companies, Inc.	527,300	10,704,190
		25,001,311
Homefurnishing Retail - 2.7%
Bed Bath & Beyond, Inc. (a)	104,100	3,744,477
Specialty Stores - 4.7%
Office Depot, Inc. (a)	4,800	16,368
OfficeMax, Inc. (a)	265,200	2,583,048
Staples, Inc.	217,394	3,863,091
		6,462,507
TOTAL SPECIALTY RETAIL		71,387,889
TEXTILES, APPAREL & LUXURY GOODS - 0.6%
Apparel, Accessories & Luxury Goods - 0.6%
Phillips-Van Heusen Corp.	18,800	858,784
TOTAL COMMON STOCKS (Cost $128,689,990)		135,213,276
Money Market Funds - 2.6%
	Shares	Value
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c) (Cost $3,592,375)	3,592,375	$ 3,592,375
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $132,282,365)		138,805,651
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(1,352,381)
NET ASSETS - 100%		$ 137,453,270
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,180
Fidelity Securities Lending Cash Central Fund	11,860
Total	$ 15,040
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Retailing Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,496,129) - See accompanying schedule: Unaffiliated issuers (cost $128,689,990)	$ 135,213,276
Fidelity Central Funds (cost $3,592,375)	3,592,375
Total Investments (cost $132,282,365)		$ 138,805,651
Receivable for investments sold		4,240,037
Receivable for fund shares sold		137,657
Dividends receivable		239,061
Distributions receivable from Fidelity Central Funds		940
Other receivables		804
Total assets		143,424,150

Liabilities
Payable to custodian bank	$ 1,696,861
Payable for fund shares redeemed	552,254
Accrued management fee	68,186
Other affiliated payables	40,216
Other payables and accrued expenses	20,988
Collateral on securities loaned, at value	3,592,375
Total liabilities		5,970,880

Net Assets		$ 137,453,270
Net Assets consist of:
Paid in capital		$ 131,129,834
Undistributed net investment income		342,365
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(542,215)
Net unrealized appreciation (depreciation) on investments		6,523,286
Net Assets, for 3,324,210 shares outstanding		$ 137,453,270
Net Asset Value, offering price and redemption price per share ($137,453,270 ÷ 3,324,210 shares)		$ 41.35

Statement of Operations

Six months ended August 31, 2010 (Unaudited)

Investment Income
Dividends		$ 1,183,430
Income from Fidelity Central Funds (including $11,860 from security lending)		15,040
Total income		1,198,470

Expenses
Management fee	$ 501,906
Transfer agent fees	242,831
Accounting and security lending fees	35,426
Custodian fees and expenses	13,697
Independent trustees' compensation	499
Registration fees	30,667
Audit	17,173
Legal	317
Miscellaneous	1,077
Total expenses before reductions	843,593
Expense reductions	(220)	843,373
Net investment income (loss)		355,097
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	559,674
Foreign currency transactions	(674)
Total net realized gain (loss)		559,000
Change in net unrealized appreciation (depreciation) on investment securities		(16,186,846)
Net gain (loss)		(15,627,846)
Net increase (decrease) in net assets resulting from operations		$ (15,272,749)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2010 (Unaudited)	Year ended February 28, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 355,097	$ 382,044
Net realized gain (loss)	559,000	31,825,670
Change in net unrealized appreciation (depreciation)	(16,186,846)	29,858,749
Net increase (decrease) in net assets resulting from operations	(15,272,749)	62,066,463
Distributions to shareholders from net investment income	(39,463)	(344,976)
Distributions to shareholders from net realized gain	(5,248,627)	(6,618,336)
Total distributions	(5,288,090)	(6,963,312)
Share transactions Proceeds from sales of shares	106,047,015	190,409,593
Reinvestment of distributions	5,100,239	6,697,463
Cost of shares redeemed	(90,560,879)	(155,150,576)
Net increase (decrease) in net assets resulting from share transactions	20,586,375	41,956,480
Redemption fees	19,174	14,152
Total increase (decrease) in net assets	44,710	97,073,783

Net Assets
Beginning of period	137,408,560	40,334,777
End of period (including undistributed net investment income of $342,365 and undistributed net investment income of $26,731, respectively)	$ 137,453,270	$ 137,408,560
Other Information Shares
Sold	2,203,202	5,287,234
Issued in reinvestment of distributions	103,790	157,699
Redeemed	(2,028,556)	(3,922,393)
Net increase (decrease)	278,436	1,522,540

Financial Highlights

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008 J	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 45.11	$ 26.48	$ 36.57	$ 54.98	$ 50.78	$ 50.89
Income from Investment Operations
Net investment income (loss) E	.09	.11	.21	(.01)	.30 H	(.10)
Net realized and unrealized gain (loss)	(2.51)	20.74	(10.11)	(10.59)	7.46	6.24
Total from investment operations	(2.42)	20.85	(9.90)	(10.60)	7.76	6.14
Distributions from net investment income	(.01)	(.11)	(.20)	(.22)	-	-
Distributions from net realized gain	(1.33)	(2.11)	-	(7.60)	(3.58)	(6.29)
Total distributions	(1.34)	(2.22)	(.20)	(7.82)	(3.58)	(6.29)
Redemption fees added to paid in capital E	- K	- K	.01	.01	.02	.04
Net asset value, end of period	$ 41.35	$ 45.11	$ 26.48	$ 36.57	$ 54.98	$ 50.78
Total Return B,C,D	(5.84)%	79.26%	(27.09)%	(21.43)%	15.79%	12.77%
Ratios to Average Net Assets F,I
Expenses before reductions	.94% A	.96%	1.07%	1.02%	1.06%	1.06%
Expenses net of fee waivers, if any	.94% A	.96%	1.07%	1.02%	1.06%	1.06%
Expenses net of all reductions	.94% A	.94%	1.06%	1.02%	1.06%	1.04%
Net investment income (loss)	.40% A	.27%	.63%	(.02)%	.58% H	(.20)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 137,453	$ 137,409	$ 40,335	$ 48,038	$ 83,843	$ 67,009
Portfolio turnover rate G	215% A	281%	504%	260%	202%	114%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects special dividends which amounted to $.37 per share. Excluding these special dividends, the ratio of net investment income (loss) to average net assets would have been (.13)%. I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. J For the year ended February 29. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2010 (Unaudited)

1. Organization.

Automotive Portfolio, Construction and Housing Portfolio, Consumer Discretionary Portfolio, Leisure Portfolio, Multimedia Portfolio, and Retailing Portfolio (the Funds) are non-diversified funds of Fidelity Select Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. Each Fund is authorized to issue an unlimited number of shares.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund uses independent pricing services approved by the Board of Trustees to value their investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2010, is included at the end of each applicable Fund's Schedule of Investments. Valuation techniques used to value each Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

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3. Significant Accounting Policies - continued

Security Valuation - continued

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year each Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, certain foreign taxes, deferred trustees compensation, net operating losses, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Automotive Portfolio	$ 124,867,604	$ 19,110,042	$ (6,770,588)	$ 12,339,454
Construction and Housing Portfolio	105,164,606	2,276,517	(22,584,574)	(20,308,057)
Consumer Discretionary Portfolio	107,932,198	10,833,474	(7,740,270)	3,093,204
Leisure Portfolio	273,004,085	53,704,147	(13,817,001)	39,887,146
Multimedia Portfolio	125,766,470	14,775,069	(9,278,545)	5,496,524
Retailing Portfolio	133,053,964	15,542,973	(9,791,286)	5,751,687

Trading (Redemption) Fees. Shares held by investors in the Funds less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

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Notes to Financial Statements (Unaudited) - continued

4. Operating Policies.

Restricted Securities. Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Automotive Portfolio	52,901,702	87,948,258
Construction and Housing Portfolio	66,264,853	72,716,631
Consumer Discretionary Portfolio	147,882,087	112,741,239
Leisure Portfolio	160,533,505	99,348,442
Multimedia Portfolio	92,354,833	35,976,086
Retailing Portfolio	196,036,743	180,736,933

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Automotive Portfolio	.30%	.26%	.56%
Construction and Housing Portfolio	.30%	.26%	.56%
Consumer Discretionary Portfolio	.30%	.26%	.56%
Leisure Portfolio	.30%	.26%	.56%
Multimedia Portfolio	.30%	.26%	.56%
Retailing Portfolio	.30%	.26%	.56%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Automotive Portfolio	.25%
Construction and Housing Portfolio	.30%
Consumer Discretionary Portfolio	.27%
Leisure Portfolio	.25%
Multimedia Portfolio	.28%
Retailing Portfolio	.27%

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were as follows:

Amount
Automotive Portfolio	$ 2,035
Construction and Housing Portfolio	5,775
Consumer Discretionary Portfolio	5,500
Leisure Portfolio	7,354
Multimedia Portfolio	4,957
Retailing Portfolio	6,036

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6. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Automotive Portfolio	Borrower	$ 4,908,000.46%		$ 944
Multimedia Portfolio	Borrower	10,597,000.46%		272

7. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Automotive Portfolio	$ 301
Construction and Housing Portfolio	222
Consumer Discretionary Portfolio	189
Leisure Portfolio	506
Multimedia Portfolio	202
Retailing Portfolio	340

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of certain Funds provided services to these Funds in addition to trade execution. These services included payments of expenses on behalf of each applicable Fund. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service reduction	Custody expense reduction
Automotive Portfolio	$ -	$ 366
Construction and Housing Portfolio	1,271	-
Consumer Discretionary Portfolio	4,582	-
Leisure Portfolio	8,987	-
Multimedia Portfolio	2,963	-
Retailing Portfolio	220	-

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Notes to Financial Statements (Unaudited) - continued

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, Fidelity VIP FundsManager 60% Portfolio was the owner of record of approximately 28% of the total outstanding shares of Consumer Discretionary Portfolio. The Fidelity VIP FundsManager Portfolios were the owners of record, in the aggregate, of approximately 40% of the total outstanding shares of Consumer Discretionary Portfolio. In addition, at the end of the period, Strategic Advisers U.S. Opportunity Fund was the owner of record of approximately 20% and 11% of the total outstanding shares of Multimedia Portfolio and Retailing Portfolio, respectively. Mutual funds managed by Strategic Advisers, Inc., a FMR affiliate, were the owners of record, in the aggregate, of approximately 27% and 21% of the total outstanding shares of Multimedia Portfolio and Retailing Portfolio, respectively.

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Board Approval of Investment Advisory Contracts and Management Fees

Automotive Portfolio
Construction and Housing Portfolio
Consumer Discretionary Portfolio
Leisure Portfolio
Multimedia Portfolio
Retailing Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of fund shareholders and that the compensation to be received by Fidelity under the management contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of each fund.

Resources Dedicated to Investment Management and Support Services. The Board and the equity research subcommittee of the Board's Fund Oversight Committee reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. The Board noted FMR's continued focus on strengthening the organization and discipline of equity portfolio management and research.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

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The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance, as well as each fund's relative investment performance measured over multiple periods against a third-party-sponsored index that reflects the market sector in which the fund invests. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare any of the funds' performance. For each fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, the fund's cumulative total returns and the cumulative total returns of a third-party-sponsored index ("benchmark").

Automotive Portfolio

The Board noted that the investment performance of the fund compared favorably to its benchmark for all the periods shown. The Board also reviewed the fund's performance since inception as well as performance in the current year.

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Board Approval of Investment Advisory Contracts and Management Fees - continued

Construction and Housing Portfolio

The Board noted that the investment performance of the fund compared favorably to its benchmark for all the periods shown. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Consumer Discretionary Portfolio

The Board noted that the investment performance of the fund was lower than its benchmark for the one- and five-year periods, although the fund's three-year cumulative total return compared favorably to its benchmark. The Board also reviewed the fund's performance since inception as well as performance in the current year.

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Leisure Portfolio

The Board noted that the investment performance of the fund compared favorably to its benchmark for all the periods shown. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Multimedia Portfolio

The Board noted that the investment performance of the fund compared favorably to its benchmark for all the periods shown. The Board also reviewed the fund's performance since inception as well as performance in the current year.

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Board Approval of Investment Advisory Contracts and Management Fees - continued

Retailing Portfolio

The Board noted that the investment performance of the fund compared favorably to its benchmark for all the periods shown. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 8% would mean that 92% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

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Automotive Portfolio

Construction and Housing Portfolio

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Board Approval of Investment Advisory Contracts and Management Fees - continued

Consumer Discretionary Portfolio

Leisure Portfolio

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Multimedia Portfolio

Retailing Portfolio

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of each fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund's total expenses ranked below its competitive median for 2009.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

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Board Approval of Investment Advisory Contracts and Management Fees - continued

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that each fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year and length of portfolio manager tenure for different categories of funds over time; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, the rationale for the compensation structure, and how the compensation structure provides appropriate performance incentives; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) management and other fees paid by FMR to affiliated sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds; (vii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; (viii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (ix) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

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Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

Corporate Headquarters

82 Devonshire Street
Boston, MA 02109
1-800-544-8888

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

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Consumer Staples Sector

Consumer Staples Portfolio

Semiannual Report

August 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>
Shareholder Expense Example	<Click Here>
Investment Changes	<Click Here>
Investments	<Click Here>
Financial Statements	<Click Here>
Notes to Financial Statements	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

A yearlong uptrend in global equity markets reversed course in late April 2010 when investor sentiment turned bearish due in great measure to concern that Europe's debt crisis would expand and slow or derail economic recovery. However, a bounceback in July helped to recover some of the ground that was lost. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Consumer Staples Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2010 to August 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value March 1, 2010	Ending Account Value August 31, 2010	Expenses Paid During Period* March 1, 2010 to August 31, 2010
Class A	1.11%
Actual		$ 1,000.00	$ 988.90	$ 5.56
HypotheticalA		$ 1,000.00	$ 1,019.61	$ 5.65
Class T	1.40%
Actual		$ 1,000.00	$ 987.40	$ 7.01
HypotheticalA		$ 1,000.00	$ 1,018.15	$ 7.12
Class B	1.91%
Actual		$ 1,000.00	$ 984.90	$ 9.56
HypotheticalA		$ 1,000.00	$ 1,015.58	$ 9.70
Class C	1.86%
Actual		$ 1,000.00	$ 985.20	$ 9.31
HypotheticalA		$ 1,000.00	$ 1,015.83	$ 9.45
Consumer Staples	.87%
Actual		$ 1,000.00	$ 990.20	$ 4.36
HypotheticalA		$ 1,000.00	$ 1,020.82	$ 4.43
Institutional Class	.85%
Actual		$ 1,000.00	$ 990.20	$ 4.26
HypotheticalA		$ 1,000.00	$ 1,020.92	$ 4.33

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Consumer Staples Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Procter & Gamble Co.	12.1	14.6
The Coca-Cola Co.	11.4	5.8
PepsiCo, Inc.	5.5	4.3
Altria Group, Inc.	5.0	3.9
Wal-Mart Stores, Inc.	4.9	4.6
British American Tobacco PLC sponsored ADR	4.9	5.0
Walgreen Co.	4.7	4.3
CVS Caremark Corp.	4.0	6.4
Avon Products, Inc.	3.9	3.6
Molson Coors Brewing Co. Class B	3.0	3.0
	59.4
Top Industries (% of fund's net assets)
As of August 31, 2010
Beverages	31.1%
Food & Staples Retailing	19.8%
Household Products	14.5%
Tobacco	12.8%
Food Products	12.0%
All Others*	9.8%

As of February 28, 2010
Beverages	24.8%
Food & Staples Retailing	22.0%
Household Products	17.9%
Food Products	13.1%
Tobacco	11.5%
All Others*	10.7%

* Includes short-term investments and net other assets.

Semiannual Report

Consumer Staples Portfolio

Investments August 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
BEVERAGES - 31.1%
Brewers - 6.2%
Anadolu Efes Biracilik ve Malt Sanayiive Malt Sanayii SA	241,611	$ 3,243,418
Anheuser-Busch InBev SA NV	578,946	30,118,210
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	57,900	6,408,951
Molson Coors Brewing Co. Class B	847,104	36,899,850
		76,670,429
Distillers & Vintners - 5.4%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	2,139,572	35,645,270
Diageo PLC sponsored ADR	474,039	31,049,555
		66,694,825
Soft Drinks - 19.5%
Coca-Cola Bottling Co. Consolidated	126,353	6,283,535
Coca-Cola Enterprises, Inc.	260,479	7,413,232
Coca-Cola FEMSA SAB de CV sponsored ADR	84,829	6,368,113
Coca-Cola Icecek AS	322,332	3,377,193
Cott Corp. (a)	21,000	145,154
Embotelladora Andina SA sponsored ADR (d)	230,041	6,287,021
Fomento Economico Mexicano SAB de CV sponsored ADR	64,187	3,125,907
PepsiCo, Inc.	1,052,506	67,549,835
The Coca-Cola Co.	2,525,915	141,249,167
		241,799,157
TOTAL BEVERAGES		385,164,411
BIOTECHNOLOGY - 0.1%
Biotechnology - 0.1%
Martek Biosciences (a)	67,700	1,477,214
FOOD & STAPLES RETAILING - 19.8%
Drug Retail - 8.7%
CVS Caremark Corp.	1,824,184	49,252,968
Walgreen Co.	2,173,986	58,436,744
		107,689,712
Food Distributors - 0.5%
Sysco Corp.	243,632	6,697,444
Food Retail - 4.5%
Koninklijke Ahold NV	468,847	5,773,043
Kroger Co.	1,691,768	33,378,583
Safeway, Inc.	417,200	7,843,360
Susser Holdings Corp. (a)	273,077	3,170,424
The Pantry, Inc. (a)	278,249	5,236,646
		55,402,056

	Shares	Value
Hypermarkets & Super Centers - 6.1%
BJ's Wholesale Club, Inc. (a)	358,354	$ 15,036,534
Wal-Mart Stores, Inc.	1,208,699	60,604,168
		75,640,702
TOTAL FOOD & STAPLES RETAILING		245,429,914
FOOD PRODUCTS - 12.0%
Agricultural Products - 3.4%
Archer Daniels Midland Co.	615,217	18,936,379
Bunge Ltd.	269,408	14,278,624
Corn Products International, Inc.	40,086	1,368,135
Origin Agritech Ltd. (a)	95,200	679,728
SLC Agricola SA	357,500	3,275,167
Viterra, Inc. (a)	404,400	3,185,895
		41,723,928
Packaged Foods & Meats - 8.6%
Ausnutria Dairy Hunan Co. Ltd. (H Shares) (d)	3,021,000	1,378,672
Brasil Foods SA	2,000	26,419
Calavo Growers, Inc.	155,242	3,047,400
Cermaq ASA	290,600	2,995,259
Cosan Ltd. Class A	111,100	1,170,994
Danone	50,520	2,715,259
Dean Foods Co. (a)	1,991,946	20,377,608
Lindt & Spruengli AG (d)	129	3,407,343
Mead Johnson Nutrition Co. Class A	104,496	5,453,646
Nestle SA	557,340	28,877,151
Smart Balance, Inc. (a)	67,600	246,064
Smithfield Foods, Inc. (a)	189,452	3,055,861
Tyson Foods, Inc. Class A	106,650	1,746,927
Unilever NV unit	1,082,560	29,001,782
Want Want China Holdings Ltd.	3,822,000	3,090,460
		106,590,845
TOTAL FOOD PRODUCTS		148,314,773
HOTELS, RESTAURANTS & LEISURE - 0.5%
Restaurants - 0.5%
Domino's Pizza, Inc. (a)	222,529	2,852,822
Sonic Corp. (a)	385,700	2,958,319
		5,811,141
HOUSEHOLD DURABLES - 0.1%
Housewares & Specialties - 0.1%
Tupperware Brands Corp.	21,400	841,876
HOUSEHOLD PRODUCTS - 14.5%
Household Products - 14.5%
Colgate-Palmolive Co.	246,834	18,226,223
Energizer Holdings, Inc. (a)	194,903	12,288,634
Procter & Gamble Co.	2,507,393	149,616,137
		180,130,994
Common Stocks - continued
	Shares	Value
PERSONAL PRODUCTS - 4.3%
Personal Products - 4.3%
Avon Products, Inc.	1,658,345	$ 48,257,840
China-Biotics, Inc. (a)(d)	153,257	1,978,548
Natura Cosmeticos SA	129,500	3,157,314
		53,393,702
PHARMACEUTICALS - 3.0%
Pharmaceuticals - 3.0%
Johnson & Johnson	641,516	36,579,242
Perrigo Co.	1,000	56,990
		36,636,232
TOBACCO - 12.8%
Tobacco - 12.8%
Altria Group, Inc.	2,758,967	61,580,143
British American Tobacco PLC sponsored ADR	891,841	60,591,677
KT&G Corp.	63,578	3,234,576
Philip Morris International, Inc.	580,554	29,863,698
Souza Cruz Industria Comerico	73,200	3,414,722
		158,684,816
TOTAL COMMON STOCKS (Cost $1,174,550,757)		1,215,885,073
Money Market Funds - 2.1%
	Shares	Value
Fidelity Cash Central Fund, 0.24% (b)	21,268,126	$ 21,268,126
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c)	5,239,657	5,239,657
TOTAL MONEY MARKET FUNDS (Cost $26,507,783)		26,507,783
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $1,201,058,540)	1,242,392,856
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(3,743,672)
NET ASSETS - 100%	$ 1,238,649,184
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 25,989
Fidelity Securities Lending Cash Central Fund	110,686
Total	$ 136,675
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	79.1%
United Kingdom	7.4%
Netherlands	2.8%
Switzerland	2.6%
Belgium	2.4%
Brazil	1.3%
Bermuda	1.2%
Others (Individually Less Than 1%)	3.2%
100.0%
Income Tax Information

At February 28, 2010, the Fund had a capital loss carryforward of approximately $2,242,566 all of which will expire on February 28, 2017. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Consumer Staples Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $5,132,000) - See accompanying schedule: Unaffiliated issuers (cost $1,174,550,757)	$ 1,215,885,073
Fidelity Central Funds (cost $26,507,783)	26,507,783
Total Investments (cost $1,201,058,540)		$ 1,242,392,856
Receivable for investments sold		518,450
Receivable for fund shares sold		1,270,979
Dividends receivable		3,419,271
Distributions receivable from Fidelity Central Funds		30,023
Other receivables		3,318
Total assets		1,247,634,897

Liabilities
Payable for investments purchased	$ 1,360,426
Payable for fund shares redeemed	1,336,095
Accrued management fee	592,587
Distribution and service plan fees payable	124,534
Other affiliated payables	291,740
Other payables and accrued expenses	40,676
Collateral on securities loaned, at value	5,239,655
Total liabilities		8,985,713

Net Assets		$ 1,238,649,184
Net Assets consist of:
Paid in capital		$ 1,178,465,533
Undistributed net investment income		12,810,420
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		6,031,413
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		41,341,818
Net Assets		$ 1,238,649,184

Statement of Assets and Liabilities - continued

August 31, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($147,418,114 ÷ 2,443,408 shares)	$ 60.33

Maximum offering price per share (100/94.25 of $60.33)	$ 64.01
Class T: Net Asset Value and redemption price per share ($28,451,243 ÷ 474,354 shares)	$ 59.98

Maximum offering price per share (100/96.50 of $59.98)	$ 62.16
Class B: Net Asset Value and offering price per share ($19,654,858 ÷ 330,569 shares)A	$ 59.46

Class C: Net Asset Value and offering price per share ($75,108,424 ÷ 1,264,398 shares)A	$ 59.40

Consumer Staples: Net Asset Value, offering price and redemption price per share ($811,313,977 ÷ 13,375,773 shares)	$ 60.66

Institutional Class: Net Asset Value, offering price and redemption price per share ($156,702,568 ÷ 2,586,563 shares)	$ 60.58

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended August 31, 2010 (Unaudited)

Investment Income
Dividends		$ 18,947,453
Income from Fidelity Central Funds		136,675
Total income		19,084,128

Expenses
Management fee	$ 3,548,503
Transfer agent fees	1,599,644
Distribution and service plan fees	752,091
Accounting and security lending fees	203,828
Custodian fees and expenses	56,711
Independent trustees' compensation	3,527
Registration fees	62,960
Audit	20,397
Legal	2,179
Miscellaneous	9,435
Total expenses before reductions	6,259,275
Expense reductions	(18,737)	6,240,538
Net investment income (loss)		12,843,590
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	22,050,580
Foreign currency transactions	(34,063)
Total net realized gain (loss)		22,016,517
Change in net unrealized appreciation (depreciation) on: Investment securities	(48,310,145)
Assets and liabilities in foreign currencies	8,379
Total change in net unrealized appreciation (depreciation)		(48,301,766)
Net gain (loss)		(26,285,249)
Net increase (decrease) in net assets resulting from operations		$ (13,441,659)

Statement of Changes in Net Assets

	Six months ended August 31, 2010 (Unaudited)	Year ended February 28, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 12,843,590	$ 17,630,422
Net realized gain (loss)	22,016,517	34,351,921
Change in net unrealized appreciation (depreciation)	(48,301,766)	298,589,963
Net increase (decrease) in net assets resulting from operations	(13,441,659)	350,572,306
Distributions to shareholders from net investment income	(1,472,088)	(15,962,478)
Share transactions - net increase (decrease)	(16,029,877)	33,089,434
Redemption fees	25,533	34,831
Total increase (decrease) in net assets	(30,918,091)	367,734,093

Net Assets
Beginning of period	1,269,567,275	901,833,182
End of period (including undistributed net investment income of $12,810,420 and undistributed net investment income of $1,438,918, respectively)	$ 1,238,649,184	$ 1,269,567,275

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008 J	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 61.06	$ 43.94	$ 63.13	$ 58.16	$ 56.89
Income from Investment Operations
Net investment income (loss) E	.58	.84	.67	.53	(.01)
Net realized and unrealized gain (loss)	(1.25)	17.02	(19.19)	7.29	1.28
Total from investment operations	(.67)	17.86	(18.52)	7.82	1.27
Distributions from net investment income	(.06)	(.74)	(.66)	(.42)	-
Distributions from net realized gain	-	-	(.02)	(2.44)	-
Total distributions	(.06)	(.74)	(.68) L	(2.86)	-
Redemption fees added to paid in capital E	- K	- K	.01	.01	- K
Net asset value, end of period	$ 60.33	$ 61.06	$ 43.94	$ 63.13	$ 58.16
Total Return B, C, D	(1.11)%	40.66%	(29.43)%	13.38%	2.23%
Ratios to Average Net Assets F, I
Expenses before reductions	1.11% A	1.13%	1.19%	1.19%	1.29% A
Expenses net of fee waivers, if any	1.11% A	1.13%	1.19%	1.19%	1.29% A
Expenses net of all reductions	1.11% A	1.13%	1.18%	1.19%	1.28% A
Net investment income (loss)	1.90% A	1.51%	1.27%	.83%	(.11)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 147,418	$ 162,370	$ 121,193	$ 23,796	$ 986
Portfolio turnover rate G	59% A	69%	70%	71%	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the year ended February 29. K Amount represents less than $.01 per share. L Total distributions of $.68 per share is comprised of distributions from net investment income of $.655 and distributions from net realized gain of $.024 per share.

Financial Highlights - Class T

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008 J	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 60.77	$ 43.75	$ 62.93	$ 58.06	$ 56.89
Income from Investment Operations
Net investment income (loss) E	.49	.66	.53	.36	(.01)
Net realized and unrealized gain (loss)	(1.25)	16.95	(19.12)	7.29	1.18
Total from investment operations	(.76)	17.61	(18.59)	7.65	1.17
Distributions from net investment income	(.03)	(.59)	(.60)	(.35)	-
Distributions from net realized gain	-	-	-	(2.44)	-
Total distributions	(.03)	(.59)	(.60) L	(2.79)	-
Redemption fees added to paid in capital E	- K	- K	.01	.01	- K
Net asset value, end of period	$ 59.98	$ 60.77	$ 43.75	$ 62.93	$ 58.06
Total Return B, C, D	(1.26)%	40.24%	(29.61)%	13.11%	2.06%
Ratios to Average Net Assets F, I
Expenses before reductions	1.40% A	1.44%	1.46%	1.46%	1.61% A
Expenses net of fee waivers, if any	1.40% A	1.44%	1.46%	1.46%	1.61% A
Expenses net of all reductions	1.40% A	1.44%	1.46%	1.46%	1.60% A
Net investment income (loss)	1.61% A	1.21%	.99%	.56%	(.11)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 28,451	$ 29,662	$ 22,624	$ 6,298	$ 529
Portfolio turnover rate G	59% A	69%	70%	71%	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the year ended February 29. K Amount represents less than $.01 per share. L Total distributions of $.60 per share is comprised of distributions from net investment income of $.599 and distributions from net realized gain of $.000 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008 J	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 60.37	$ 43.53	$ 62.69	$ 58.00	$ 56.89
Income from Investment Operations
Net investment income (loss) E	.33	.37	.26	.04	(.07)
Net realized and unrealized gain (loss)	(1.24)	16.82	(19.01)	7.27	1.18
Total from investment operations	(.91)	17.19	(18.75)	7.31	1.11
Distributions from net investment income	-	(.35)	(.42)	(.19)	-
Distributions from net realized gain	-	-	-	(2.44)	-
Total distributions	-	(.35)	(.42) L	(2.63)	-
Redemption fees added to paid in capital E	- K	- K	.01	.01	- K
Net asset value, end of period	$ 59.46	$ 60.37	$ 43.53	$ 62.69	$ 58.00
Total Return B, C, D	(1.51)%	39.48%	(29.96)%	12.53%	1.95%
Ratios to Average Net Assets F, I
Expenses before reductions	1.91% A	1.97%	1.96%	1.96%	2.09% A
Expenses net of fee waivers, if any	1.91% A	1.97%	1.96%	1.96%	2.09% A
Expenses net of all reductions	1.91% A	1.97%	1.96%	1.96%	2.09% A
Net investment income (loss)	1.10% A	.68%	.50%	.06%	(.59)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,655	$ 21,099	$ 14,929	$ 4,884	$ 226
Portfolio turnover rate G	59% A	69%	70%	71%	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the year ended February 29. K Amount represents less than $.01 per share. L Total distributions of $.42 per share is comprised of distributions from net investment income of $.418 and distributions from net realized gain of $.000 per share.

Financial Highlights - Class C

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008 J	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 60.29	$ 43.46	$ 62.61	$ 57.99	$ 56.89
Income from Investment Operations
Net investment income (loss) E	.35	.41	.28	.06	(.08)
Net realized and unrealized gain (loss)	(1.24)	16.80	(19.00)	7.28	1.18
Total from investment operations	(.89)	17.21	(18.72)	7.34	1.10
Distributions from net investment income	-	(.38)	(.44)	(.29)	-
Distributions from net realized gain	-	-	-	(2.44)	-
Total distributions	-	(.38)	(.44) L	(2.73)	-
Redemption fees added to paid in capital E	- K	- K	.01	.01	- K
Net asset value, end of period	$ 59.40	$ 60.29	$ 43.46	$ 62.61	$ 57.99
Total Return B, C, D	(1.48)%	39.59%	(29.94)%	12.58%	1.93%
Ratios to Average Net Assets F, I
Expenses before reductions	1.86% A	1.90%	1.93%	1.93%	2.14% A
Expenses net of fee waivers, if any	1.86% A	1.90%	1.93%	1.93%	2.14% A
Expenses net of all reductions	1.85% A	1.89%	1.93%	1.92%	2.14% A
Net investment income (loss)	1.16% A	.75%	.52%	.09%	(.66)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 75,108	$ 73,829	$ 54,902	$ 19,791	$ 178
Portfolio turnover rate G	59% A	69%	70%	71%	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the year ended February 29. K Amount represents less than $.01 per share. L Total distributions of $.44 per share is comprised of distributions from net investment income of $.443 and distributions from net realized gain of $0.00 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Consumer Staples

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008 I	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 61.34	$ 44.14	$ 63.25	$ 58.13	$ 52.18	$ 51.42
Income from Investment Operations
Net investment income (loss) E	.66	.96	.88	.71	.56	.50
Net realized and unrealized gain (loss)	(1.26)	17.11	(19.31)	7.30	8.88	3.25
Total from investment operations	(.60)	18.07	(18.43)	8.01	9.44	3.75
Distributions from net investment income	(.08)	(.87)	(.67)	(.46)	(.32)	(.44)
Distributions from net realized gain	-	-	(.03)	(2.44)	(3.18)	(2.56)
Total distributions	(.08)	(.87)	(.69) K	(2.90)	(3.50)	(3.00)
Redemption fees added to paid in capital E	- J	- J	.01	.01	.01	.01
Net asset value, end of period	$ 60.66	$ 61.34	$ 44.14	$ 63.25	$ 58.13	$ 52.18
Total Return B, C, D	(.98)%	40.96%	(29.23)%	13.72%	18.43%	7.50%
Ratios to Average Net Assets F, H
Expenses before reductions	.87% A	.92%	.91%	.91%	1.01%	1.04%
Expenses net of fee waivers, if any	.87% A	.92%	.91%	.90%	.99%	1.04%
Expenses net of all reductions	.87% A	.91%	.90%	.90%	.98%	1.03%
Net investment income (loss)	2.14% A	1.73%	1.55%	1.12%	.99%	.97%
Supplemental Data
Net assets, end of period (000 omitted)	$ 811,314	$ 946,455	$ 657,263	$ 655,224	$ 374,930	$ 125,007
Portfolio turnover rate G	59% A	69%	70%	71%	99%	75%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the year ended February 29. J Amount represents less than $.01 per share. K Total distributions of $.69 per share is comprised of distributions from net investment income of $.668 and distributions from net realized gain of $.025 per share.

Financial Highlights - Institutional Class

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008 I	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 61.26	$ 44.07	$ 63.22	$ 58.12	$ 56.89
Income from Investment Operations
Net investment income (loss) D	.66	.98	.82	.74	.07
Net realized and unrealized gain (loss)	(1.25)	17.09	(19.23)	7.30	1.16
Total from investment operations	(.59)	18.07	(18.41)	8.04	1.23
Distributions from net investment income	(.09)	(.88)	(.73)	(.51)	-
Distributions from net realized gain	-	-	(.03)	(2.44)	-
Total distributions	(.09)	(.88)	(.75) K	(2.95)	-
Redemption fees added to paid in capital D	- J	- J	.01	.01	- J
Net asset value, end of period	$ 60.58	$ 61.26	$ 44.07	$ 63.22	$ 58.12
Total Return B, C	(.98)%	41.03%	(29.22)%	13.77%	2.16%
Ratios to Average Net Assets E, H
Expenses before reductions	.85% A	.86%	.91%	.85%	1.00% A
Expenses net of fee waivers, if any	.85% A	.86%	.91%	.85%	1.00% A
Expenses net of all reductions	.85% A	.86%	.91%	.84%	1.00% A
Net investment income (loss)	2.16% A	1.78%	1.54%	1.17%	.57% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 156,703	$ 36,152	$ 30,922	$ 10,384	$ 132
Portfolio turnover rate F	59% A	69%	70%	71%	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the year ended February 29. J Amount represents less than $.01 per share. K Total distributions of $.75 per share is comprised of distributions from net investment income of $.726 and distributions from net realized gain of $.025 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2010 (Unaudited)

1. Organization.

Consumer Staples Portfolio (the Fund) is a fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Consumer Staples and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 101,800,579
Gross unrealized depreciation	(71,206,163)
Net unrealized appreciation (depreciation)	$ 30,594,416

Tax cost	$ 1,211,798,440

Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, aggregated $384,283,147 and $365,603,537, respectively.

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 195,144	$ 0
Class T	.25%	.25%	73,616	0
Class B	.75%	.25%	103,173	77,380
Class C	.75%	.25%	380,158	78,348
			$ 752,091	$ 155,728

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares (1.00% to .50% prior to July 12, 2010) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 37,207
Class T	5,870
Class B*	20,546
Class C*	6,354
$ 69,977

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 188,945.24
Class T	42,481.29
Class B	30,484.30
Class C	91,584.24
Consumer Staples	1,162,005.25
Institutional Class	84,145.24
	$ 1,599,644

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates -continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $8,714 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,524 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $110,686.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $18,686 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $51.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2010	Year ended February 28, 2010
From net investment income
Class A	$ 144,351	$ 2,068,687
Class T	13,105	279,551
Class B	6	121,683
Class C	-	461,837
Consumer Staples	1,264,097	12,515,444
Institutional Class	50,529	515,276
Total	$ 1,472,088	$ 15,962,478

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2010	Year ended February 28, 2010	Six months ended August 31, 2010	Year ended February 28, 2010
Class A
Shares sold	309,485	1,132,943	$ 18,947,749	$ 59,482,737
Reinvestment of distributions	2,064	31,495	132,036	1,903,559
Shares redeemed	(527,205)	(1,263,286)	(32,231,006)	(70,043,896)
Net increase (decrease)	(215,656)	(98,848)	$ (13,151,221)	$ (8,657,600)
Class T
Shares sold	43,091	173,895	$ 2,635,441	$ 9,112,154
Reinvestment of distributions	191	4,329	12,189	262,823
Shares redeemed	(57,039)	(207,203)	(3,478,336)	(10,599,980)
Net increase (decrease)	(13,757)	(28,979)	$ (830,706)	$ (1,225,003)
Class B
Shares sold	30,577	104,786	$ 1,857,648	$ 5,439,880
Reinvestment of distributions	-	1,610	6	97,230
Shares redeemed	(49,515)	(99,879)	(2,995,654)	(5,370,134)
Net increase (decrease)	(18,938)	6,517	$ (1,138,000)	$ 166,976
Class C
Shares sold	185,963	378,183	$ 11,268,136	$ 19,816,576
Reinvestment of distributions	-	5,180	-	312,378
Shares redeemed	(146,036)	(422,141)	(8,793,456)	(22,614,834)
Net increase (decrease)	39,927	(38,778)	$ 2,474,680	$ (2,485,880)
Consumer Staples
Shares sold	2,153,690	6,969,074	$ 132,545,194	$ 390,940,582
Reinvestment of distributions	18,897	198,030	1,214,334	11,983,104
Shares redeemed	(4,226,385)	(6,628,713)	(257,525,046)	(351,735,799)
Net increase (decrease)	(2,053,798)	538,391	$ (123,765,518)	$ 51,187,887
Institutional Class
Shares sold	2,178,182	333,805	$ 131,436,346	$ 17,656,120
Reinvestment of distributions	376	4,184	24,155	251,491
Shares redeemed	(182,114)	(449,527)	(11,079,613)	(23,804,557)
Net increase (decrease)	1,996,444	(111,538)	$ 120,380,888	$ (5,896,946)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Consumer Staples Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of fund shareholders and that the compensation to be received by Fidelity under the management contract is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the equity research subcommittee of the Board's Fund Oversight Committee reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. The Board noted FMR's continued focus on strengthening the organization and discipline of equity portfolio management and research.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against a third-party-sponsored index that reflects the market sector in which the fund invests. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare the fund's performance. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, as available, the cumulative total returns of the retail class and Class B of the fund and the cumulative total returns of a third-party-sponsored index ("benchmark"). The returns of the retail class and Class B show the performance of the highest performing class (based on five-year performance) and the lowest performing class (based on three-year performance), respectively.

Consumer Staples Portfolio

The Board noted that the investment performance of the retail class of the fund compared favorably to its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 8% means that 92% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Consumer Staples Portfolio

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each class ranked below its competitive median for 2009.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year and length of portfolio manager tenure for different categories of funds over time; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, the rationale for the compensation structure, and how the compensation structure provides appropriate performance incentives; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) management and other fees paid by FMR to affiliated sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds; (vii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; (viii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (ix) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

Corporate Headquarters

82 Devonshire Street
Boston, MA 02109
1-800-544-8888

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

SELCS-USAN-1010
1.846044.103

Fidelity®
Select Portfolios®
Energy Sector

Energy Portfolio

Energy Service Portfolio

Natural Gas Portfolio

Natural Resources Portfolio

Semiannual Report

August 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>
Shareholder Expense Example	<Click Here>
Energy Portfolio	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Energy Service Portfolio	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Natural Gas Portfolio	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Natural Resources Portfolio	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes to Financial Statements	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

A yearlong uptrend in global equity markets reversed course in late April 2010 when investor sentiment turned bearish due in great measure to concern that Europe's debt crisis would expand and slow or derail economic recovery. However, a bounceback in July helped to recover some of the ground that was lost. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2010 to August 31, 2010).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value March 1, 2010	Ending Account Value August 31, 2010	Expenses Paid During Period* March 1, 2010 to August 31, 2010
Energy Portfolio	.87%
Actual		$ 1,000.00	$ 879.40	$ 4.12
HypotheticalA		$ 1,000.00	$ 1,020.82	$ 4.43
Energy Service Portfolio	.87%
Actual		$ 1,000.00	$ 874.50	$ 4.11
HypotheticalA		$ 1,000.00	$ 1,020.82	$ 4.43
Natural Gas Portfolio	.90%
Actual		$ 1,000.00	$ 852.10	$ 4.20
HypotheticalA		$ 1,000.00	$ 1,020.67	$ 4.58
Natural Resources Portfolio	.89%
Actual		$ 1,000.00	$ 921.90	$ 4.31
HypotheticalA		$ 1,000.00	$ 1,020.72	$ 4.53

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Energy Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	19.7	0.0
Chevron Corp.	10.8	0.0
Schlumberger Ltd.	6.0	7.0
Marathon Oil Corp.	4.8	2.7
Halliburton Co.	4.2	1.8
Occidental Petroleum Corp.	3.8	5.2
Apache Corp.	3.4	1.8
Southwestern Energy Co.	3.3	5.2
National Oilwell Varco, Inc.	2.6	3.2
Whiting Petroleum Corp.	2.4	2.0
	61.0
Top Industries (% of fund's net assets)
As of August 31, 2010
Oil, Gas & Consumable Fuels	68.2%
Energy Equipment & Services	28.2%
Semiconductors & Semiconductor Equipment	1.6%
Construction & Engineering	1.5%
Metals & Mining	0.2%
All Others *	0.3%

As of February 28, 2010
Oil, Gas & Consumable Fuels	57.5%
Energy Equipment & Services	38.1%
Electrical Equipment	2.1%
Construction & Engineering	0.7%
Gas Utilities	0.6%
All Others *	1.0%

* Includes short-term investments and net other assets.

Semiannual Report

Energy Portfolio

Investments August 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
CONSTRUCTION & ENGINEERING - 1.5%
Construction & Engineering - 1.5%
Jacobs Engineering Group, Inc. (a)	273,834	$ 9,496,563
KBR, Inc.	684,095	15,871,004
		25,367,567
ENERGY EQUIPMENT & SERVICES - 28.2%
Oil & Gas Drilling - 7.4%
Ensco International Ltd. ADR	599,600	24,661,548
Helmerich & Payne, Inc.	273,398	10,126,662
Hercules Offshore, Inc. (a)	535,633	1,146,255
Nabors Industries Ltd. (a)	701,561	11,000,476
Noble Corp.	1,254,894	39,052,301
Northern Offshore Ltd. (a)	1,614,300	2,969,393
Transocean Ltd. (a)	761,151	38,742,586
		127,699,221
Oil & Gas Equipment & Services - 20.8%
Baker Hughes, Inc.	867,305	32,593,322
Cameron International Corp. (a)	352,200	12,953,916
Complete Production Services, Inc. (a)	141,700	2,499,588
Core Laboratories NV	139,800	11,034,414
Dresser-Rand Group, Inc. (a)	115,700	4,109,664
Halliburton Co.	2,618,834	73,877,307
National Oilwell Varco, Inc.	1,205,712	45,322,714
Oceaneering International, Inc. (a)	578,270	28,919,283
Oil States International, Inc. (a)	83,100	3,426,213
Schlumberger Ltd.	1,948,811	103,930,091
Superior Energy Services, Inc. (a)	361,676	7,776,034
TSC Offshore Group Ltd. (a)	5,462,000	863,652
Weatherford International Ltd. (a)	2,049,944	30,564,665
Willbros Group, Inc. (a)	563,318	4,410,780
		362,281,643
TOTAL ENERGY EQUIPMENT & SERVICES		489,980,864
GAS UTILITIES - 0.1%
Gas Utilities - 0.1%
China Gas Holdings Ltd.	2,829,859	1,436,957
METALS & MINING - 0.2%
Diversified Metals & Mining - 0.2%
Walter Energy, Inc.	61,800	4,452,072
OIL, GAS & CONSUMABLE FUELS - 68.2%
Coal & Consumable Fuels - 5.7%
Alpha Natural Resources, Inc. (a)	1,021,326	37,921,834
Arch Coal, Inc.	513,338	11,555,238
CONSOL Energy, Inc.	587,916	18,930,895
International Coal Group, Inc. (a)	512,493	2,342,093
Massey Energy Co.	997,205	28,669,644
		99,419,704

	Shares	Value
Integrated Oil & Gas - 39.1%
Chevron Corp.	2,539,782	$ 188,350,233
Exxon Mobil Corp.	5,783,492	342,151,385
Marathon Oil Corp.	2,718,177	82,877,217
Murphy Oil Corp.	100	5,356
Occidental Petroleum Corp.	903,832	66,052,043
		679,436,234
Oil & Gas Exploration & Production - 16.9%
Anadarko Petroleum Corp.	801,665	36,868,573
Apache Corp.	649,930	58,396,211
Cimarex Energy Co.	433,664	28,370,299
EXCO Resources, Inc.	1,031,958	13,879,835
Newfield Exploration Co. (a)	539,600	25,906,196
Niko Resources Ltd.	50,100	4,945,393
Painted Pony Petroleum Ltd. Class A (a)	393,900	2,475,151
Petrobank Energy & Resources Ltd. (a)	74,200	2,573,426
Petrohawk Energy Corp. (a)	866,638	13,103,567
Southwestern Energy Co. (a)	1,752,590	57,344,745
Talisman Energy, Inc.	495,200	7,788,515
Whiting Petroleum Corp. (a)	495,125	42,006,405
		293,658,316
Oil & Gas Refining & Marketing - 6.5%
CVR Energy, Inc. (a)	124,000	882,880
Frontier Oil Corp.	1,479,057	17,319,757
Holly Corp.	703,700	18,303,237
Petroplus Holdings AG	210,920	2,368,487
Sunoco, Inc.	1,002,889	33,777,302
Tesoro Corp.	522,600	5,868,798
Valero Energy Corp.	1,600,508	25,240,011
Western Refining, Inc. (a)(d)	588,710	2,566,776
World Fuel Services Corp.	278,342	7,108,855
		113,436,103
TOTAL OIL, GAS & CONSUMABLE FUELS		1,185,950,357
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.6%
Semiconductor Equipment - 0.2%
centrotherm photovoltaics AG (a)	82,178	3,488,722
Semiconductors - 1.4%
First Solar, Inc. (a)(d)	154,692	19,777,372
JA Solar Holdings Co. Ltd. ADR (a)(d)	711,082	4,380,265
		24,157,637
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		27,646,359
TOTAL COMMON STOCKS (Cost $1,662,129,302)		1,734,834,176
Convertible Bonds - 0.0%
	Principal Amount	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
Semiconductors - 0.0%
SunPower Corp. 4.75% 4/15/14 (Cost $1,040,000)	$ 1,040,000	$ 846,300
Money Market Funds - 1.4%
	Shares
Fidelity Cash Central Fund, 0.24% (b)	2,577,433	2,577,433
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c)	21,419,982	21,419,982
TOTAL MONEY MARKET FUNDS (Cost $23,997,415)		23,997,415
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $1,687,166,717)	1,759,677,891
NET OTHER ASSETS (LIABILITIES) - (1.2)%	(20,948,782)
NET ASSETS - 100%	$ 1,738,729,109
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11,598
Fidelity Securities Lending Cash Central Fund	183,962
Total	$ 195,560
Other Information

The following is a summary of the inputs used, as of August 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,734,834,176	$ 1,734,834,176	$ -	$ -
Convertible Bonds	846,300	-	846,300	-
Money Market Funds	23,997,415	23,997,415	-	-
Total Investments in Securities:	$ 1,759,677,891	$ 1,758,831,591	$ 846,300	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	83.7%
Switzerland	6.4%
Netherlands Antilles	6.0%
United Kingdom	1.4%
Canada	1.0%
Others (Individually Less Than 1%)	1.5%
100.0%
Income Tax Information

At February 28, 2010, the Fund had a capital loss carryforward of approximately $231,079,492 all of which will expire on February 28, 2018. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

The Fund intends to elect to defer to its fiscal year ending February 28, 2011 approximately $23,924,412 of losses recognized during the period November 1, 2009 to February 28, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Energy Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $21,217,716) - See accompanying schedule: Unaffiliated issuers (cost $1,663,169,302)	$ 1,735,680,476
Fidelity Central Funds (cost $23,997,415)	23,997,415
Total Investments (cost $1,687,166,717)		$ 1,759,677,891
Cash		762,329
Receivable for investments sold		8,726,784
Receivable for fund shares sold		1,017,754
Dividends receivable		5,928,281
Interest receivable		18,525
Distributions receivable from Fidelity Central Funds		13,516
Other receivables		10,723
Total assets		1,776,155,803

Liabilities
Payable for investments purchased	$ 12,048,566
Payable for fund shares redeemed	2,596,875
Accrued management fee	861,893
Other affiliated payables	465,090
Other payables and accrued expenses	34,288
Collateral on securities loaned, at value	21,419,982
Total liabilities		37,426,694

Net Assets		$ 1,738,729,109
Net Assets consist of:
Paid in capital		$ 1,941,595,183
Undistributed net investment income		6,368,921
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(281,739,950)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		72,504,955
Net Assets, for 45,392,605 shares outstanding		$ 1,738,729,109
Net Asset Value, offering price and redemption price per share ($1,738,729,109 ÷ 45,392,605 shares)		$ 38.30

Statement of Operations

Six months ended August 31, 2010 (Unaudited)

Investment Income
Dividends		$ 14,914,881
Interest		24,987
Income from Fidelity Central Funds		195,560
Total income		15,135,428

Expenses
Management fee	$ 5,549,221
Transfer agent fees	2,611,221
Accounting and security lending fees	303,800
Custodian fees and expenses	30,054
Independent trustees' compensation	5,675
Registration fees	45,796
Audit	21,446
Legal	3,559
Interest	1,738
Miscellaneous	15,850
Total expenses before reductions	8,588,360
Expense reductions	(28,840)	8,559,520
Net investment income (loss)		6,575,908
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,977,599
Foreign currency transactions	(112,965)
Total net realized gain (loss)		5,864,634
Change in net unrealized appreciation (depreciation) on: Investment securities	(258,831,745)
Assets and liabilities in foreign currencies	(12)
Total change in net unrealized appreciation (depreciation)		(258,831,757)
Net gain (loss)		(252,967,123)
Net increase (decrease) in net assets resulting from operations		$ (246,391,215)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2010 (Unaudited)	Year ended February 28, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,575,908	$ 3,558,998
Net realized gain (loss)	5,864,634	43,703,718
Change in net unrealized appreciation (depreciation)	(258,831,757)	750,988,749
Net increase (decrease) in net assets resulting from operations	(246,391,215)	798,251,465
Distributions to shareholders from net investment income	-	(4,448,317)
Share transactions Proceeds from sales of shares	193,969,255	635,828,628
Reinvestment of distributions	-	4,235,438
Cost of shares redeemed	(342,905,543)	(637,354,218)
Net increase (decrease) in net assets resulting from share transactions	(148,936,288)	2,709,848
Redemption fees	38,760	122,933
Total increase (decrease) in net assets	(395,288,743)	796,635,929

Net Assets
Beginning of period	2,134,017,852	1,337,381,923
End of period (including undistributed net investment income of $6,368,921 and distributions in excess of net investment income of $206,987, respectively)	$ 1,738,729,109	$ 2,134,017,852
Other Information Shares
Sold	4,609,436	16,609,422
Issued in reinvestment of distributions	-	101,862
Redeemed	(8,213,088)	(16,469,484)
Net increase (decrease)	(3,603,652)	241,800

Financial Highlights

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008 I	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 43.55	$ 27.43	$ 64.48	$ 48.80	$ 49.20	$ 38.71
Income from Investment Operations
Net investment income (loss) E	.14	.07	.02	.01	.18	.12
Net realized and unrealized gain (loss)	(5.39)	16.14	(35.81)	19.61	4.13	12.87
Total from investment operations	(5.25)	16.21	(35.79)	19.62	4.31	12.99
Distributions from net investment income	-	(.09)	(.01)	(.05)	(.10)	(.09)
Distributions from net realized gain	-	-	(1.26)	(3.90)	(4.62)	(2.44)
Total distributions	-	(.09)	(1.27)	(3.95)	(4.72)	(2.53)
Redemption fees added to paid in capital E	- J	- J	.01	.01	.01	.03
Net asset value, end of period	$ 38.30	$ 43.55	$ 27.43	$ 64.48	$ 48.80	$ 49.20
Total Return B, C, D	(12.06)%	59.11%	(56.63)%	40.72%	8.57%	34.39%
Ratios to Average Net Assets F, H
Expenses before reductions	.87% A	.90%	.83%	.84%	.89%	.94%
Expenses net of fee waivers, if any	.87% A	.90%	.83%	.84%	.89%	.94%
Expenses net of all reductions	.86% A	.90%	.83%	.84%	.89%	.89%
Net investment income (loss)	.66% A	.18%	.03%	.02%	.36%	.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,738,729	$ 2,134,018	$ 1,337,382	$ 3,155,852	$ 2,145,397	$ 2,547,799
Portfolio turnover rate G	124% A	97%	148%	55%	102%	128%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. I For the year ended February 29. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Energy Service Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Schlumberger Ltd.	16.7	19.0
Halliburton Co.	12.7	4.4
Baker Hughes, Inc.	8.1	5.8
Weatherford International Ltd.	6.4	5.0
Transocean Ltd.	5.6	5.8
National Oilwell Varco, Inc.	5.0	6.4
Noble Corp.	4.9	2.4
Cameron International Corp.	4.9	1.4
FMC Technologies, Inc.	3.9	0.0
Oceaneering International, Inc.	2.9	2.4
	71.1
Top Industries (% of fund's net assets)
As of August 31, 2010
Energy Equipment & Services	97.1%
Machinery	1.8%
Construction & Engineering	0.7%
Semiconductors & Semiconductor Equipment†	0.0%
Water Utilities†	0.0%
All Others *	0.4%

As of February 28, 2010
Energy Equipment & Services	96.7%
Electrical Equipment	2.3%
Construction & Engineering	0.6%
Electronic Equipment & Components	0.2%
All Others *	0.2%

* Includes short-term investments and net other assets.
† Amount represents less than 0.1%

Semiannual Report

Energy Service Portfolio

Investments August 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
CONSTRUCTION & ENGINEERING - 0.7%
Construction & Engineering - 0.7%
Fluor Corp.	153,800	$ 6,868,708
ENERGY EQUIPMENT & SERVICES - 97.1%
Oil & Gas Drilling - 21.2%
Atwood Oceanics, Inc. (a)	505,100	12,667,908
Ensco International Ltd. ADR	420,500	17,295,165
Helmerich & Payne, Inc.	639,570	23,689,673
Nabors Industries Ltd. (a)	282,655	4,432,030
Noble Corp.	1,582,335	49,242,265
Northern Offshore Ltd. (a)(d)	2,476,581	4,555,498
Pride International, Inc. (a)	1,038,300	24,451,965
Rowan Companies, Inc. (a)	345,800	8,890,518
Seahawk Drilling, Inc. (a)(d)	214,440	1,543,968
Transocean Ltd. (a)	1,115,687	56,788,468
Trinidad Drilling Ltd.	1,355,900	6,358,265
Unit Corp. (a)	48,145	1,640,300
Vantage Drilling Co. (a)	2,528,000	3,412,800
		214,968,823
Oil & Gas Equipment & Services - 75.9%
Baker Hughes, Inc.	2,177,022	81,812,487
Calfrac Well Services Ltd.	105,200	2,343,259
Cameron International Corp. (a)	1,337,388	49,189,131
Complete Production Services, Inc. (a)	182,100	3,212,244
Core Laboratories NV	63,300	4,996,269
Dresser-Rand Group, Inc. (a)	602,100	21,386,592
Exterran Holdings, Inc. (a)	237,400	5,253,662
FMC Technologies, Inc. (a)	643,131	39,777,652
Halliburton Co.	4,554,699	128,488,059
Helix Energy Solutions Group, Inc. (a)	1,033,300	9,403,030
Hornbeck Offshore Services, Inc. (a)	520,800	8,228,640
ION Geophysical Corp. (a)	1,904,255	6,512,552
Key Energy Services, Inc. (a)	1,247,894	9,995,631
Lufkin Industries, Inc.	379,600	14,675,336
McDermott International, Inc. (a)	1,608,500	20,620,970
National Oilwell Varco, Inc.	1,348,362	50,684,928
Newpark Resources, Inc. (a)	2,286,446	19,960,674
Oceaneering International, Inc. (a)	595,300	29,770,953
Schlumberger Ltd.	3,172,766	169,203,609
Schoeller-Bleckmann Oilfield Equipment AG	49,841	2,618,437
Superior Energy Services, Inc. (a)	956,159	20,557,419

	Shares	Value
T-3 Energy Services, Inc. (a)	296,000	$ 6,535,680
Weatherford International Ltd. (a)	4,345,038	64,784,517
		770,011,731
TOTAL ENERGY EQUIPMENT & SERVICES		984,980,554
MACHINERY - 1.8%
Industrial Machinery - 1.8%
Gardner Denver, Inc.	256,200	12,230,988
The Weir Group PLC	322,700	5,974,524
		18,205,512
WATER UTILITIES - 0.0%
Water Utilities - 0.0%
Ecosphere Technologies, Inc. (a)(d)	807,800	557,382
TOTAL COMMON STOCKS (Cost $924,060,342)		1,010,612,156
Convertible Bonds - 0.0%
Principal Amount
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
Semiconductors - 0.0%
SunPower Corp. 4.75% 4/15/14 (Cost $220,000)	$ 220,000	179,025
Money Market Funds - 0.2%
Shares
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c) (Cost $1,694,050)	1,694,050	1,694,050
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $925,974,392)	1,012,485,231
NET OTHER ASSETS (LIABILITIES) - 0.2%	1,627,586
NET ASSETS - 100%	$ 1,014,112,817
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,211
Fidelity Securities Lending Cash Central Fund	99,059
Total	$ 103,270
Other Information

The following is a summary of the inputs used, as of August 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,010,612,156	$ 1,010,612,156	$ -	$ -
Convertible Bonds	179,025	-	179,025	-
Money Market Funds	1,694,050	1,694,050	-	-
Total Investments in Securities:	$ 1,012,485,231	$ 1,012,306,206	$ 179,025	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	59.7%
Switzerland	16.9%
Netherlands Antilles	16.7%
United Kingdom	2.3%
Panama	2.0%
Others (Individually Less Than 1%)	2.4%
100.0%
Income Tax Information

At February 28, 2010, the Fund had a capital loss carryforward of approximately $233,148,622 all of which will expire on February 28, 2018. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Energy Service Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,485,278) - See accompanying schedule: Unaffiliated issuers (cost $924,280,342)	$ 1,010,791,181
Fidelity Central Funds (cost $1,694,050)	1,694,050
Total Investments (cost $925,974,392)		$ 1,012,485,231
Cash		379
Receivable for investments sold		58,150,092
Receivable for fund shares sold		887,006
Dividends receivable		1,197,767
Interest receivable		3,919
Distributions receivable from Fidelity Central Funds		8,890
Other receivables		10,543
Total assets		1,072,743,827

Liabilities
Payable for investments purchased	$ 48,356,196
Payable for fund shares redeemed	1,739,339
Accrued management fee	506,161
Notes payable	6,036,000
Other affiliated payables	274,408
Other payables and accrued expenses	24,856
Collateral on securities loaned, at value	1,694,050
Total liabilities		58,631,010

Net Assets		$ 1,014,112,817
Net Assets consist of:
Paid in capital		$ 1,203,594,174
Undistributed net investment income		298,253
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(276,290,257)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		86,510,647
Net Assets, for 19,898,864 shares outstanding		$ 1,014,112,817
Net Asset Value, offering price and redemption price per share ($1,014,112,817 ÷ 19,898,864 shares)		$ 50.96

Statement of Operations

Six months ended August 31, 2010 (Unaudited)

Investment Income
Dividends		$ 5,299,916
Interest		13,164
Income from Fidelity Central Funds		103,270
Total income		5,416,350

Expenses
Management fee	$ 3,296,030
Transfer agent fees	1,545,415
Accounting and security lending fees	195,758
Custodian fees and expenses	15,432
Independent trustees' compensation	3,403
Registration fees	41,186
Audit	20,561
Legal	2,122
Interest	2,605
Miscellaneous	9,803
Total expenses before reductions	5,132,315
Expense reductions	(14,414)	5,117,901
Net investment income (loss)		298,449
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(20,970,140)
Foreign currency transactions	(65,988)
Total net realized gain (loss)		(21,036,128)
Change in net unrealized appreciation (depreciation) on: Investment securities	(132,264,149)
Assets and liabilities in foreign currencies	(178)
Total change in net unrealized appreciation (depreciation)		(132,264,327)
Net gain (loss)		(153,300,455)
Net increase (decrease) in net assets resulting from operations		$ (153,002,006)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2010 (Unaudited)	Year ended February 28, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 298,449	$ 443,233
Net realized gain (loss)	(21,036,128)	48,016,172
Change in net unrealized appreciation (depreciation)	(132,264,327)	489,518,512
Net increase (decrease) in net assets resulting from operations	(153,002,006)	537,977,917
Distributions to shareholders from net investment income	-	(787,232)
Share transactions Proceeds from sales of shares	163,885,302	505,358,815
Reinvestment of distributions	-	745,437
Cost of shares redeemed	(279,237,180)	(501,940,099)
Net increase (decrease) in net assets resulting from share transactions	(115,351,878)	4,164,153
Redemption fees	39,037	127,188
Total increase (decrease) in net assets	(268,314,847)	541,482,026
Net Assets
Beginning of period	1,282,427,664	740,945,638
End of period (including undistributed net investment income of $298,253 and accumulated net investment loss of $196, respectively)	$ 1,014,112,817	$ 1,282,427,664
Other Information Shares
Sold	2,886,623	9,992,001
Issued in reinvestment of distributions	-	12,721
Redeemed	(4,997,254)	(9,871,755)
Net increase (decrease)	(2,110,631)	132,967

Financial Highlights

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008 M	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 58.27	$ 33.87	$ 92.62	$ 66.82	$ 68.03	$ 49.44
Income from Investment Operations
Net investment income (loss) E	.01	.02 H	(.02) I	(.21)	(.21) J	(.12) K
Net realized and unrealized gain (loss)	(7.32)	24.41	(54.75)	28.45	3.07	18.64
Total from investment operations	(7.31)	24.43	(54.77)	28.24	2.86	18.52
Distributions from net investment income	-	(.04)	-	-	-	-
Distributions from net realized gain	-	-	(4.00)	(2.46)	(4.15)	-
Total distributions	-	(.04)	(4.00)	(2.46)	(4.15)	-
Redemption fees added to paid in capital E	- N	.01	.02	.02	.08	.07
Net asset value, end of period	$ 50.96	$ 58.27	$ 33.87	$ 92.62	$ 66.82	$ 68.03
Total Return B, C, D	(12.55)%	72.15%	(61.89)%	42.91%	3.92%	37.60%
Ratios to Average Net Assets F, L
Expenses before reductions	.87% A	.91%	.82%	.83%	.88%	.94%
Expenses net of fee waivers, if any	.87% A	.91%	.82%	.83%	.88%	.94%
Expenses net of all reductions	.87% A	.91%	.82%	.83%	.88%	.91%
Net investment income (loss)	.05% A	.04% H	(.03)% I	(.23)%	(.30)% J	(.21)% K
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,014,113	$ 1,282,428	$ 740,946	$ 2,256,105	$ 1,221,404	$ 1,734,076
Portfolio turnover rate G	96% A	84%	82%	64%	92%	58%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.10 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.15)%. I Investment income per share reflects a special dividend which amounted to $.07 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.11)%. J Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.39)%. K Investment income per share reflects a special dividend which amounted to $.08 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.34)%. L Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. MFor the year ended February 29. N Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Natural Gas Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Anadarko Petroleum Corp.	7.3	9.2
EOG Resources, Inc.	7.2	1.2
Duke Energy Corp.	6.9	0.0
Apache Corp.	6.6	0.2
Devon Energy Corp.	5.6	0.0
Sempra Energy	5.1	0.2
Dominion Resources, Inc.	4.7	0.0
Noble Energy, Inc.	4.5	0.5
Mariner Energy, Inc.	4.0	0.7
Southwestern Energy Co.	3.7	4.9
	55.6
Top Industries (% of fund's net assets)
As of August 31, 2010
Oil, Gas & Consumable Fuels	60.1%
Energy Equipment & Services	12.6%
Multi-Utilities	11.9%
Gas Utilities	7.4%
Electric Utilities	7.3%
All Others*	0.7%

As of February 28, 2010
Oil, Gas & Consumable Fuels	71.9%
Energy Equipment & Services	21.6%
Electrical Equipment	2.3%
Gas Utilities	1.1%
Electric Utilities	0.8%
All Others*	2.3%

* Includes short-term investments and net other assets.

Semiannual Report

Natural Gas Portfolio

Investments August 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.2%
	Shares	Value
CHEMICALS - 0.9%
Commodity Chemicals - 0.3%
LyondellBasell Industries NV Class A (a)	128,600	$ 2,636,300
Diversified Chemicals - 0.6%
Dow Chemical Co.	185,700	4,525,509
TOTAL CHEMICALS		7,161,809
ELECTRIC UTILITIES - 7.3%
Electric Utilities - 7.3%
American Electric Power Co., Inc.	96,400	3,413,524
Duke Energy Corp.	3,387,279	58,227,326
		61,640,850
ENERGY EQUIPMENT & SERVICES - 12.6%
Oil & Gas Drilling - 8.3%
Diamond Offshore Drilling, Inc.	600	34,908
Ensco International Ltd. ADR	644,100	26,491,833
Helmerich & Payne, Inc.	212,615	7,875,260
Nabors Industries Ltd. (a)	1,082	16,966
Pride International, Inc. (a)	885,300	20,848,815
Rowan Companies, Inc. (a)	137,300	3,529,983
Trinidad Drilling Ltd.	1,783,500	8,363,423
Unit Corp. (a)	85,300	2,906,171
		70,067,359
Oil & Gas Equipment & Services - 4.3%
Cameron International Corp. (a)	456,844	16,802,722
Dresser-Rand Group, Inc. (a)	324,222	11,516,365
National Oilwell Varco, Inc.	225,156	8,463,614
		36,782,701
TOTAL ENERGY EQUIPMENT & SERVICES		106,850,060
GAS UTILITIES - 7.4%
Gas Utilities - 7.4%
AGL Resources, Inc.	302,600	11,105,420
Atmos Energy Corp.	300,500	8,504,150
National Fuel Gas Co. New Jersey	189,900	8,161,902
Nicor, Inc.	100	4,229
ONEOK, Inc.	388,600	16,674,826
Piedmont Natural Gas Co., Inc.	4	109
Questar Corp.	393,779	6,410,722
UGI Corp.	431,200	11,901,120
		62,762,478
MULTI-UTILITIES - 11.9%
Multi-Utilities - 11.9%
Dominion Resources, Inc.	930,600	39,792,456

	Shares	Value
Sempra Energy	842,077	$ 42,878,561
Wisconsin Energy Corp.	321,100	17,898,114
		100,569,131
OIL, GAS & CONSUMABLE FUELS - 60.1%
Integrated Oil & Gas - 3.5%
BG Group PLC	558,426	8,989,698
Exxon Mobil Corp.	600	35,496
InterOil Corp. (a)(d)	98,600	5,792,750
Suncor Energy, Inc.	498,400	15,102,747
		29,920,691
Oil & Gas Exploration & Production - 51.9%
Anadarko Petroleum Corp.	1,345,400	61,874,947
Apache Corp.	621,633	55,853,725
Berry Petroleum Co. Class A	1,900	51,585
Bonavista Energy Trust	201,000	4,644,914
Chesapeake Energy Corp.	485,300	10,036,004
Concho Resources, Inc. (a)	75,800	4,428,236
Concho Resources, Inc. (a)(f)	58,000	3,049,524
Denbury Resources, Inc. (a)	997,175	14,698,360
Devon Energy Corp.	790,746	47,666,169
EOG Resources, Inc.	699,085	60,729,514
Falkland Oil & Gas Ltd. (a)	269,200	495,511
Forest Oil Corp. (a)	283,200	7,397,184
Mariner Energy, Inc. (a)	1,467,141	33,582,857
Newfield Exploration Co. (a)	282,453	13,560,569
Niko Resources Ltd.	48,700	4,807,198
Noble Energy, Inc.	547,607	38,212,016
OPTI Canada, Inc. (a)	2,930,000	2,830,387
Painted Pony Petroleum Ltd. (a)(e)	21,400	134,471
Painted Pony Petroleum Ltd. Class A (a)	141,200	887,259
Petrobank Energy & Resources Ltd. (a)	240,600	8,344,561
Pioneer Natural Resources Co.	211,600	12,234,712
Plains Exploration & Production Co. (a)	860	20,537
QEP Resources, Inc.	147,979	4,295,830
Rodinia Oil Corp.	361,500	257,669
SM Energy Co.	2,400	91,176
Southwestern Energy Co. (a)	956,300	31,290,136
Talisman Energy, Inc.	848,700	13,348,370
Whiting Petroleum Corp. (a)	54,000	4,581,360
		439,404,781
Oil & Gas Storage & Transport - 4.7%
El Paso Corp.	2,041,189	23,249,143
Southern Union Co.	183,509	4,128,953
Williams Companies, Inc.	660,199	11,969,408
		39,347,504
TOTAL OIL, GAS & CONSUMABLE FUELS		508,672,976
TOTAL COMMON STOCKS (Cost $905,267,740)		847,657,304
Money Market Funds - 0.3%
	Shares	Value
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c) (Cost $2,755,000)	2,755,000	$ 2,755,000
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $908,022,740)	850,412,304
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(3,918,255)
NET ASSETS - 100%	$ 846,494,049
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $134,471 or 0.0% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,049,524 or 0.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Concho Resources, Inc.	7/20/10	$ 26,274
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,163
Fidelity Securities Lending Cash Central Fund	132,509
Total	$ 135,672
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Quicksilver Gas Services LP	$ 7,280,514	$ 9,215,750	$ 15,529,417	$ 133,146	$ -
Total	$ 7,280,514	$ 9,215,750	$ 15,529,417	$ 133,146	$ -
Other Information

The following is a summary of the inputs used, as of August 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 847,657,304	$ 844,607,780	$ 3,049,524	$ -
Money Market Funds	2,755,000	2,755,000	-	-
Total Investments in Securities:	$ 850,412,304	$ 847,362,780	$ 3,049,524	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	87.8%
Canada	7.7%
United Kingdom	4.1%
Others (Individually Less Than 1%)	0.4%
100.0%
Income Tax Information

At February 28, 2010, the Fund had a capital loss carryforward of approximately $250,898,144 of which $57,129,531 and $193,768,613 will expire on February 28, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Natural Gas Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,790,625) - See accompanying schedule: Unaffiliated issuers (cost $905,267,740)	$ 847,657,304
Fidelity Central Funds (cost $2,755,000)	2,755,000
Total Investments (cost $908,022,740)		$ 850,412,304
Receivable for investments sold		7,121,181
Receivable for fund shares sold		528,012
Dividends receivable		1,799,748
Distributions receivable from Fidelity Central Funds		1,830
Other receivables		53,411
Total assets		859,916,486

Liabilities
Payable to custodian bank	$ 2,611,133
Payable for investments purchased	5,199,061
Payable for fund shares redeemed	2,160,977
Accrued management fee	418,809
Other affiliated payables	248,273
Other payables and accrued expenses	29,184
Collateral on securities loaned, at value	2,755,000
Total liabilities		13,422,437

Net Assets		$ 846,494,049
Net Assets consist of:
Paid in capital		$ 1,419,721,864
Accumulated net investment loss		(3,315,781)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(512,299,215)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(57,612,819)
Net Assets, for 31,745,600 shares outstanding		$ 846,494,049
Net Asset Value, offering price and redemption price per share ($846,494,049 ÷ 31,745,600 shares)		$ 26.66

Statement of Operations

Six months ended August 31, 2010 (Unaudited)

Investment Income
Dividends (including $133,146 earned from other affiliated issuers)		$ 5,229,104
Interest		365,320
Income from Fidelity Central Funds		135,672
Total income		5,730,096

Expenses
Management fee	$ 2,765,860
Transfer agent fees	1,406,442
Accounting and security lending fees	168,268
Custodian fees and expenses	36,414
Independent trustees' compensation	2,899
Registration fees	34,239
Audit	20,387
Legal	1,896
Interest	1,425
Miscellaneous	8,279
Total expenses before reductions	4,446,109
Expense reductions	(108,454)	4,337,655
Net investment income (loss)		1,392,441
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(190,068,136)
Other affiliated issuers	(1,180,015)
Foreign currency transactions	(2,993)
Total net realized gain (loss)		(191,251,144)
Change in net unrealized appreciation (depreciation) on: Investment securities	36,122,333
Assets and liabilities in foreign currencies	(2,931)
Total change in net unrealized appreciation (depreciation)		36,119,402
Net gain (loss)		(155,131,742)
Net increase (decrease) in net assets resulting from operations		$ (153,739,301)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Natural Gas Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2010 (Unaudited)	Year ended February 28, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,392,441	$ (1,314,712)
Net realized gain (loss)	(191,251,144)	69,344,952
Change in net unrealized appreciation (depreciation)	36,119,402	362,291,290
Net increase (decrease) in net assets resulting from operations	(153,739,301)	430,321,530
Distributions to shareholders from net realized gain	(1,911,402)	-
Share transactions Proceeds from sales of shares	119,009,660	448,470,801
Reinvestment of distributions	1,748,085	-
Cost of shares redeemed	(260,392,459)	(442,159,974)
Net increase (decrease) in net assets resulting from share transactions	(139,634,714)	6,310,827
Redemption fees	32,096	113,377
Total increase (decrease) in net assets	(295,253,321)	436,745,734

Net Assets
Beginning of period	1,141,747,370	705,001,636
End of period (including accumulated net investment loss of $3,315,781 and $4,708,222, respectively)	$ 846,494,049	$ 1,141,747,370
Other Information Shares
Sold	4,040,431	15,462,388
Issued in reinvestment of distributions	53,507	-
Redeemed	(8,773,911)	(15,836,062)
Net increase (decrease)	(4,679,973)	(373,674)

Financial Highlights

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008 J	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 31.34	$ 19.16	$ 49.91	$ 39.61	$ 38.86	$ 34.41
Income from Investment Operations
Net investment income (loss) E	.04	(.04)	(.05)	(.05)	(.03) H	(.09)
Net realized and unrealized gain (loss)	(4.66)	12.22	(28.62)	14.53	4.08	8.58
Total from investment operations	(4.62)	12.18	(28.67)	14.48	4.05	8.49
Distributions from net realized gain	(.06)	-	(2.09)	(4.19)	(3.31)	(4.08)
Redemption fees added to paid in capital E	- K	- K	.01	.01	.01	.04
Net asset value, end of period	$ 26.66	$ 31.34	$ 19.16	$ 49.91	$ 39.61	$ 38.86
Total Return B, C, D	(14.79)%	63.57%	(59.99)%	38.08%	10.43%	26.28%
Ratios to Average Net Assets F, I
Expenses before reductions	.90% A	.93%	.85%	.85%	.90%	.95%
Expenses net of fee waivers, if any	.90% A	.93%	.85%	.85%	.90%	.95%
Expenses net of all reductions	.88% A	.93%	.85%	.85%	.89%	.88%
Net investment income (loss)	.28% A	(.13)%	(.13)%	(.10)%	(.09)% H	(.24)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 846,494	$ 1,141,747	$ 705,002	$ 1,603,270	$ 1,025,589	$ 1,555,579
Portfolio turnover rate G	230% A	110%	81%	68%	59%	148%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.09 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.32)%. I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. J For the year ended February 29. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Natural Resources Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	9.0	0.0
Chevron Corp.	8.6	0.0
Schlumberger Ltd.	5.1	5.1
Marathon Oil Corp.	4.8	3.0
Halliburton Co.	4.3	1.7
Occidental Petroleum Corp.	4.2	5.3
Southwestern Energy Co.	3.1	5.2
Whiting Petroleum Corp.	2.8	2.2
Freeport-McMoRan Copper & Gold, Inc.	2.5	2.2
Apache Corp.	2.4	1.4
	46.8
Top Industries (% of fund's net assets)
As of August 31, 2010
Oil, Gas & Consumable Fuels	56.2%
Energy Equipment & Services	20.5%
Metals & Mining	13.9%
Containers & Packaging	3.4%
Construction & Engineering	3.0%
All Others*	3.0%

As of February 28, 2010
Oil, Gas & Consumable Fuels	52.4%
Energy Equipment & Services	26.2%
Metals & Mining	13.4%
Containers & Packaging	2.8%
Electrical Equipment	1.5%
All Others*	3.7%

* Includes short-term investments and net other assets.

Semiannual Report

Natural Resources Portfolio

Investments August 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
CHEMICALS - 0.2%
Commodity Chemicals - 0.2%
Calgon Carbon Corp. (a)	61,400	$ 766,272
Methanex Corp.	90,500	1,931,798
		2,698,070
CONSTRUCTION & ENGINEERING - 3.0%
Construction & Engineering - 3.0%
Fluor Corp.	157,500	7,033,950
Foster Wheeler Ag (a)	140,200	2,990,466
Jacobs Engineering Group, Inc. (a)	337,700	11,711,436
KBR, Inc.	666,300	15,458,160
		37,194,012
CONTAINERS & PACKAGING - 3.4%
Metal & Glass Containers - 3.0%
Ball Corp.	130,700	7,329,656
Crown Holdings, Inc. (a)	420,300	11,709,558
Owens-Illinois, Inc. (a)	529,500	13,269,270
Pactiv Corp. (a)	139,800	4,484,784
		36,793,268
Paper Packaging - 0.4%
Temple-Inland, Inc.	293,300	4,672,269
TOTAL CONTAINERS & PACKAGING		41,465,537
ENERGY EQUIPMENT & SERVICES - 20.5%
Oil & Gas Drilling - 4.0%
Ensco International Ltd. ADR	308,300	12,680,379
Helmerich & Payne, Inc.	121,700	4,507,768
Hercules Offshore, Inc. (a)	571,594	1,223,211
Nabors Industries Ltd. (a)	231,600	3,631,488
Noble Corp.	427,100	13,291,352
Northern Offshore Ltd. (a)	1,196,100	2,200,143
Transocean Ltd. (a)	204,800	10,424,320
		47,958,661
Oil & Gas Equipment & Services - 16.5%
Baker Hughes, Inc.	285,180	10,717,064
Cameron International Corp. (a)	233,400	8,584,452
Core Laboratories NV	136,200	10,750,266
Dresser-Rand Group, Inc. (a)	87,200	3,097,344
Halliburton Co.	1,860,300	52,479,063
National Oilwell Varco, Inc.	569,958	21,424,721
Oceaneering International, Inc. (a)	410,700	20,539,107
Schlumberger Ltd.	1,162,992	62,022,363
TSC Offshore Group Ltd. (a)	3,250,000	513,890
Weatherford International Ltd. (a)	563,980	8,408,942
Willbros Group, Inc. (a)	362,700	2,839,941
		201,377,153
TOTAL ENERGY EQUIPMENT & SERVICES		249,335,814

	Shares	Value
GAS UTILITIES - 0.1%
Gas Utilities - 0.1%
China Gas Holdings Ltd.	1,926,892	$ 978,445
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.3%
Independent Power Producers & Energy Traders - 0.3%
NRG Energy, Inc. (a)	159,070	3,232,302
METALS & MINING - 13.9%
Diversified Metals & Mining - 4.6%
Compass Minerals International, Inc.	56,066	4,022,736
Freeport-McMoRan Copper & Gold, Inc.	428,367	30,833,857
Teck Resources Ltd. Class B (sub. vtg.)	433,400	14,498,830
Thompson Creek Metals Co., Inc. (a)(d)	315,600	2,702,394
Walter Energy, Inc.	51,300	3,695,652
		55,753,469
Gold - 9.2%
Agnico-Eagle Mines Ltd. (Canada)	34,100	2,220,777
AngloGold Ashanti Ltd. sponsored ADR	145,600	6,157,424
Barrick Gold Corp. (d)	533,800	25,006,621
Goldcorp, Inc.	284,500	12,620,727
Harmony Gold Mining Co. Ltd. sponsored ADR	607,000	6,179,260
IAMGOLD Corp.	730,200	13,696,600
Kinross Gold Corp.	309,467	5,233,004
Newcrest Mining Ltd.	716,313	23,747,567
Newmont Mining Corp.	204,400	12,533,808
Yamana Gold, Inc.	547,200	5,542,565
		112,938,353
Steel - 0.1%
Reliance Steel & Aluminum Co.	34,900	1,300,025
TOTAL METALS & MINING		169,991,847
OIL, GAS & CONSUMABLE FUELS - 56.2%
Coal & Consumable Fuels - 4.4%
Alpha Natural Resources, Inc. (a)	492,614	18,290,758
Arch Coal, Inc.	454,400	10,228,544
CONSOL Energy, Inc.	221,200	7,122,640
International Coal Group, Inc. (a)	156,700	716,119
Massey Energy Co.	621,700	17,873,875
		54,231,936
Integrated Oil & Gas - 27.0%
Chevron Corp.	1,420,400	105,336,864
Exxon Mobil Corp.	1,852,200	109,576,151
Marathon Oil Corp.	1,900,900	57,958,441
Occidental Petroleum Corp.	705,300	51,543,324
Suncor Energy, Inc.	158,652	4,807,546
		329,222,326
Oil & Gas Exploration & Production - 18.8%
Anadarko Petroleum Corp.	503,800	23,169,762
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Exploration & Production - continued
Apache Corp.	325,800	$ 29,273,130
Berry Petroleum Co. Class A	124,700	3,385,605
Canadian Natural Resources Ltd. (d)	395,100	12,709,899
Cimarex Energy Co.	289,500	18,939,090
EXCO Resources, Inc.	832,450	11,196,453
Newfield Exploration Co. (a)	460,000	22,084,600
Nexen, Inc.	501,600	9,291,067
Niko Resources Ltd.	35,200	3,474,607
Painted Pony Petroleum Ltd. Class A (a)	278,300	1,748,755
Petrobank Energy & Resources Ltd. (a)	47,300	1,640,473
Petrohawk Energy Corp. (a)	296,540	4,483,685
Southwestern Energy Co. (a)	1,164,900	38,115,528
Talisman Energy, Inc.	999,600	15,721,728
Whiting Petroleum Corp. (a)	398,200	33,783,288
		229,017,670
Oil & Gas Refining & Marketing - 6.0%
CVR Energy, Inc. (a)	337,000	2,399,440
Frontier Oil Corp.	1,068,827	12,515,964
Holly Corp.	534,200	13,894,542
Petroplus Holdings AG	122,930	1,380,420
Sunoco, Inc.	649,100	21,861,688
Tesoro Corp.	360,500	4,048,415
Valero Energy Corp.	979,200	15,441,984
Western Refining, Inc. (a)(d)	343,002	1,495,489
		73,037,942
TOTAL OIL, GAS & CONSUMABLE FUELS		685,509,874
PAPER & FOREST PRODUCTS - 0.9%
Paper Products - 0.9%
Domtar Corp.	41,900	2,514,838
International Paper Co.	390,100	7,981,446
		10,496,284
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.9%
Semiconductor Equipment - 0.2%
centrotherm photovoltaics AG (a)	57,100	2,424,080

	Shares	Value
Semiconductors - 0.7%
First Solar, Inc. (a)(d)	65,000	$ 8,310,250
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		10,734,330
TOTAL COMMON STOCKS (Cost $1,282,857,545)		1,211,636,515
Convertible Bonds - 0.0%
Principal Amount
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
Semiconductors - 0.0%
SunPower Corp. 4.75% 4/15/14 (Cost $710,000)	$ 710,000	577,763
Money Market Funds - 2.3%
Shares
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c) (Cost $27,627,700)	27,627,700	27,627,700
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $1,311,195,245)	1,239,841,978
NET OTHER ASSETS (LIABILITIES) - (1.7)%	(21,032,930)
NET ASSETS - 100%	$ 1,218,809,048
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,948
Fidelity Securities Lending Cash Central Fund	121,356
Total	$ 130,304
Other Information

The following is a summary of the inputs used, as of August 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,211,636,515	$ 1,211,636,515	$ -	$ -
Convertible Bonds	577,763	-	577,763	-
Money Market Funds	27,627,700	27,627,700	-	-
Total Investments in Securities:	$ 1,239,841,978	$ 1,239,264,215	$ 577,763	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	75.8%
Canada	10.8%
Netherlands Antilles	5.1%
Switzerland	3.0%
Australia	1.9%
United Kingdom	1.0%
South Africa	1.0%
Others (Individually Less Than 1%)	1.4%
100.0%
Income Tax Information

At February 28, 2010, the Fund had a capital loss carryforward of approximately $354,182,130 of which $125,735,259 and $228,446,871 will expire on February 28, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Natural Resources Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $27,150,981) - See accompanying schedule: Unaffiliated issuers (cost $1,283,567,545)	$ 1,212,214,278
Fidelity Central Funds (cost $27,627,700)	27,627,700
Total Investments (cost $1,311,195,245)		$ 1,239,841,978
Receivable for investments sold		22,643,206
Receivable for fund shares sold		755,226
Dividends receivable		3,093,664
Interest receivable		12,647
Distributions receivable from Fidelity Central Funds		8,200
Other receivables		12,530
Total assets		1,266,367,451

Liabilities
Payable to custodian bank	$ 475,218
Payable for investments purchased	16,419,027
Payable for fund shares redeemed	2,058,861
Accrued management fee	600,788
Other affiliated payables	350,091
Other payables and accrued expenses	26,718
Collateral on securities loaned, at value	27,627,700
Total liabilities		47,558,403

Net Assets		$ 1,218,809,048
Net Assets consist of:
Paid in capital		$ 1,551,721,331
Undistributed net investment income		2,710,877
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(264,269,271)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(71,353,889)
Net Assets, for 47,815,353 shares outstanding		$ 1,218,809,048
Net Asset Value, offering price and redemption price per share ($1,218,809,048 ÷ 47,815,353 shares)		$ 25.49

Statement of Operations

Six months ended August 31, 2010 (Unaudited)

Investment Income
Dividends		$ 8,669,864
Interest		16,908
Income from Fidelity Central Funds		130,304
Total income		8,817,076

Expenses
Management fee	$ 3,865,796
Transfer agent fees	1,960,562
Accounting and security lending fees	221,652
Custodian fees and expenses	33,816
Independent trustees' compensation	3,949
Registration fees	21,109
Audit	19,123
Legal	2,468
Interest	2,475
Miscellaneous	11,109
Total expenses before reductions	6,142,059
Expense reductions	(35,860)	6,106,199
Net investment income (loss)		2,710,877
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	132,409,103
Foreign currency transactions	53,092
Total net realized gain (loss)		132,462,195
Change in net unrealized appreciation (depreciation) on: Investment securities	(241,551,066)
Assets and liabilities in foreign currencies	(1,461)
Total change in net unrealized appreciation (depreciation)		(241,552,527)
Net gain (loss)		(109,090,332)
Net increase (decrease) in net assets resulting from operations		$ (106,379,455)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Natural Resources Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2010 (Unaudited)	Year ended February 28, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,710,877	$ (141,840)
Net realized gain (loss)	132,462,195	98,712,879
Change in net unrealized appreciation (depreciation)	(241,552,527)	461,803,078
Net increase (decrease) in net assets resulting from operations	(106,379,455)	560,374,117
Distributions to shareholders from net investment income	-	(813,938)
Distributions to shareholders from net realized gain	(522,676)	(5,426,262)
Total distributions	(522,676)	(6,240,200)
Share transactions Proceeds from sales of shares	161,809,695	501,390,989
Reinvestment of distributions	503,478	6,022,872
Cost of shares redeemed	(321,480,823)	(499,894,528)
Net increase (decrease) in net assets resulting from share transactions	(159,167,650)	7,519,333
Redemption fees	21,545	93,909
Total increase (decrease) in net assets	(266,048,236)	561,747,159

Net Assets
Beginning of period	1,484,857,284	923,110,125
End of period (including undistributed net investment income of $2,710,877 and $0, respectively)	$ 1,218,809,048	$ 1,484,857,284
Other Information Shares
Sold	5,891,307	20,187,018
Issued in reinvestment of distributions	16,901	224,232
Redeemed	(11,770,863)	(20,277,385)
Net increase (decrease)	(5,862,655)	133,865

Financial Highlights

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008I	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 27.66	$ 17.24	$ 39.00	$ 28.75	$ 25.87	$ 20.07
Income from Investment Operations
Net investment income (loss)E	.05	-J	.01	.03	.08	.05
Net realized and unrealized gain (loss)	(2.21)	10.54	(21.29)	11.74	3.81	6.72
Total from investment operations	(2.16)	10.54	(21.28)	11.77	3.89	6.77
Distributions from net investment income	-	(.02)	(.01)	(.03)	(.07)	(.04)
Distributions from net realized gain	(.01)	(.10)	(.48)	(1.50)	(.95)	(.95)
Total distributions	(.01)	(.12)	(.49)	(1.53)	(1.02)	(.99)
Redemption fees added to paid in capitalE	-J	-J	.01	.01	.01	.02
Net asset value, end of period	$ 25.49	$ 27.66	$ 17.24	$ 39.00	$ 28.75	$ 25.87
Total ReturnB,C,D	(7.81)%	61.13%	(55.24)%	41.62%	15.18%	34.50%
Ratios to Average Net AssetsF,H
Expenses before reductions	.89%A	.93%	.85%	.85%	.93%	.99%
Expenses net of fee waivers, if any	.89%A	.93%	.85%	.85%	.93%	.99%
Expenses net of all reductions	.88%A	.92%	.84%	.85%	.92%	.93%
Net investment income (loss)	.39%A	(.01)%	.03%	.09%	.31%	.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,218,809	$ 1,484,857	$ 923,110	$ 2,428,375	$ 958,443	$ 880,840
Portfolio turnover rateG	121%A	85%	136%	44%	116%	119%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. I For the year ended February 29. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2010 (Unaudited)

1. Organization.

Energy Portfolio, Energy Service Portfolio, Natural Gas Portfolio, and Natural Resources Portfolio (the Funds) are funds of Fidelity Select Portfolios (the Trust). Energy Portfolio, Energy Service Portfolio, and Natural Gas Portfolio are non-diversified funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. Each Fund is authorized to issue an unlimited number of shares. The Natural Resources Portfolio may also invest in certain precious metals. Certain Funds' investments in emerging markets can be subject to social, economic, regulatory and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund uses independent pricing services approved by the Board of Trustees to value their investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2010, is included at the end of each Fund's Schedule of Investments. Valuation techniques used to value each Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs), and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year each Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. During the period, the Fund paid excise taxes on undistributed ordinary income which is reflected as Miscellaneous expense on the Statement of Operations. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales, and excise tax regulations.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Energy Portfolio	$ 1,703,126,031	$ 201,728,582	$ (145,176,722)	$ 56,551,860
Energy Service Portfolio	933,732,155	147,192,209	(68,439,133)	78,753,076
Natural Gas Portfolio	917,146,797	26,484,275	(93,218,768)	(66,734,493)
Natural Resources Portfolio	1,344,315,885	82,297,943	(186,771,850)	(104,473,907)

Trading (Redemption) Fees. Shares held by investors in the Funds less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

4. Operating Policies.

Restricted Securities. Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Energy Portfolio	1,199,874,838	1,337,508,726
Energy Service Portfolio	555,552,634	671,938,162
Natural Gas Portfolio	1,117,898,778	1,244,460,654
Natural Resources Portfolio	816,375,401	978,238,481

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Energy Portfolio	.30%	.26%	.56%
Energy Service Portfolio	.30%	.26%	.56%
Natural Gas Portfolio	.30%	.26%	.56%
Natural Resources Portfolio	.30%	.26%	.56%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Energy Portfolio	.26%
Energy Service Portfolio	.26%
Natural Gas Portfolio	.28%
Natural Resources Portfolio	.28%

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were as follows:

Amount
Energy Portfolio	$ 11,916
Energy Service Portfolio	6,059
Natural Gas Portfolio	16,820
Natural Resources Portfolio	7,298

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, Energy Portfolio, Natural Gas Portfolio, and Natural Resources Portfolio had no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Energy Portfolio	Borrower	$ 9,030,267.46%		$ 1,738
Energy Service Portfolio	Borrower	7,382,714.45%		2,605
Natural Gas Portfolio	Borrower	5,171,217.43%		1,425
Natural Resources Portfolio	Borrower	7,038,536.45%		2,475

7. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Energy Portfolio	$ 4,228
Energy Service Portfolio	2,522
Natural Gas Portfolio	2,188
Natural Resources Portfolio	2,948

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to:

Energy Portfolio	$ 183,962
Energy Service Portfolio	99,059
Natural Gas Portfolio	132,509
Natural Resources Portfolio	121,356

Semiannual Report

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of certain Funds provided services to these Funds in addition to trade execution. These services included payments of expenses on behalf of each applicable Fund.

All of the applicable expense reductions are noted in the table below.

Brokerage Service reduction

Energy Portfolio	$ 28,840
Energy Service Portfolio	14,414
Natural Gas Portfolio	108,454
Natural Resources Portfolio	35,860

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Energy Portfolio
Energy Service Portfolio
Natural Gas Portfolio
Natural Resources Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of fund shareholders and that the compensation to be received by Fidelity under the management contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of each fund.

Resources Dedicated to Investment Management and Support Services. The Board and the equity research subcommittee of the Board's Fund Oversight Committee reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. The Board noted FMR's continued focus on strengthening the organization and discipline of equity portfolio management and research.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Semiannual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance, as well as each fund's relative investment performance measured over multiple periods against a third-party-sponsored index that reflects the market sector in which the fund invests. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare any of the funds' performance. For each fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, the fund's cumulative total returns and the cumulative total returns of a third-party-sponsored index ("benchmark").

Energy Portfolio

The Board noted that the investment performance of the fund compared favorably to its benchmark for the one- and five-year periods, although the fund's three-year cumulative total return was lower than its benchmark. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Energy Service Portfolio

The Board noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions that have been taken by FMR to improve the fund's below-benchmark performance. The Board noted that this fund had underperformed in the previous year and discussed with FMR its disappointment with the continued underperformance of the fund. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

Natural Gas Portfolio

The Board noted that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the fund's one-year cumulative total return compared favorably to its benchmark. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Natural Resources Portfolio

The Board noted that the investment performance of the fund compared favorably to its benchmark for all the periods shown. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 8% means that 92% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Energy Portfolio

Energy Service Portfolio

Semiannual Report

Natural Gas Portfolio

Natural Resources Portfolio

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of each fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund's total expenses ranked below its competitive median for 2009.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that each fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year and length of portfolio manager tenure for different categories of funds over time; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, the rationale for the compensation structure, and how the compensation structure provides appropriate performance incentives; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) management and other fees paid by FMR to affiliated sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds; (vii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; (viii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (ix) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

Corporate Headquarters

82 Devonshire Street
Boston, MA 02109
1-800-544-8888

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

SELNR-USAN-1010
1.813653.105

Fidelity®
Select Portfolios®
Financials Sector

Banking Portfolio

Brokerage and Investment Management Portfolio

Financial Services Portfolio

Home Finance Portfolio

Insurance Portfolio

Semiannual Report

August 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>
Note to shareholders	<Click Here>
Shareholder Expense Example	<Click Here>
Banking Portfolio	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Brokerage and Investment Management Portfolio	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Financial Services Portfolio	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Home Finance Portfolio	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
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To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

A yearlong uptrend in global equity markets reversed course in late April 2010 when investor sentiment turned bearish due in great measure to concern that Europe's debt crisis would expand and slow or derail economic recovery. However, a bounceback in July helped to recover some of the ground that was lost. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Note to shareholders

Home Finance Portfolio

In July 2010, the Board of Trustees approved modifying Home Finance Portfolio's investment policies and renaming the fund Consumer Finance Portfolio. The investment policy changes are subject to shareholder approval, at a meeting on November 16, 2010. If approved, the fund's name and investment policy changes will take effect on or about December 1, 2010, and the S&P® Consumer Finance Index will replace the MSCI® U.S. IM Thrifts & Mortgage Finance 25/50 Index as the fund's industry benchmark.

The note above is not a solicitation of any proxy. More detailed information is contained in the proxy statement, which became available on September 20, 2010.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2010 to August 31, 2010).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value March 1, 2010	Ending Account Value August 31, 2010	Expenses Paid During Period* March 1, 2010 to August 31, 2010
Banking Portfolio	.90%
Actual		$ 1,000.00	$ 890.40	$ 4.29
HypotheticalA		$ 1,000.00	$ 1,020.67	$ 4.58
Brokerage and Investment Management Portfolio	.90%
Actual		$ 1,000.00	$ 910.20	$ 4.33
HypotheticalA		$ 1,000.00	$ 1,020.67	$ 4.58
Financial Services Portfolio	.93%
Actual		$ 1,000.00	$ 868.70	$ 4.38
HypotheticalA		$ 1,000.00	$ 1,020.52	$ 4.74
Home Finance Portfolio	.99%
Actual		$ 1,000.00	$ 879.20	$ 4.69
HypotheticalA		$ 1,000.00	$ 1,020.21	$ 5.04
Insurance Portfolio	.95%
Actual		$ 1,000.00	$ 980.60	$ 4.74
HypotheticalA		$ 1,000.00	$ 1,020.42	$ 4.84

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Banking Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Wells Fargo & Co.	11.7	10.9
U.S. Bancorp, Delaware	9.7	4.6
BB&T Corp.	4.9	6.4
PNC Financial Services Group, Inc.	4.9	5.4
Regions Financial Corp.	4.7	4.8
SunTrust Banks, Inc.	4.7	4.3
Comerica, Inc.	4.0	4.1
Associated Banc-Corp.	2.7	2.0
Cathay General Bancorp	2.7	2.1
Capital One Financial Corp.	2.6	1.4
	52.6
Top Industries (% of fund's net assets)
As of August 31, 2010
Commercial Banks	82.7%
Diversified Financial Services	5.4%
Thrifts & Mortgage Finance	4.5%
Consumer Finance	2.6%
Capital Markets	2.5%
All Others*	2.3%

As of February 28, 2010
Commercial Banks	75.5%
Diversified Financial Services	7.7%
Thrifts & Mortgage Finance	7.7%
Capital Markets	2.5%
Consumer Finance	1.4%
All Others*	5.2%

* Includes short-term investments and net other assets.

Semiannual Report

Banking Portfolio

Investments August 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
CAPITAL MARKETS - 2.5%
Asset Management & Custody Banks - 1.6%
Bank of New York Mellon Corp.	74,703	$ 1,813,042
State Street Corp.	133,900	4,697,212
		6,510,254
Investment Banking & Brokerage - 0.9%
Morgan Stanley	148,400	3,663,996
TOTAL CAPITAL MARKETS		10,174,250
COMMERCIAL BANKS - 82.6%
Diversified Banks - 25.4%
Comerica, Inc.	468,400	16,117,644
U.S. Bancorp, Delaware	1,867,400	38,841,920
Wells Fargo & Co.	1,990,292	46,871,375
		101,830,939
Regional Banks - 57.2%
Associated Banc-Corp.	904,520	10,908,511
Bank of Hawaii Corp.	47,800	2,134,748
Bank of the Ozarks, Inc.	170,000	6,245,800
BB&T Corp.	894,700	19,790,764
Capital City Bank Group, Inc.	71,311	780,142
CapitalSource, Inc.	98,000	494,900
Cathay General Bancorp	1,128,700	10,824,233
Center Financial Corp. (a)	1,318,750	6,105,813
Chemical Financial Corp.	106,700	2,061,444
CIT Group, Inc. (a)	75,100	2,754,668
City National Corp.	200,300	9,702,532
CVB Financial Corp. (d)	350,800	2,395,964
Fifth Third Bancorp	234,400	2,590,120
First Bancorp, North Carolina	244,800	2,971,872
Glacier Bancorp, Inc.	74,700	1,033,848
Huntington Bancshares, Inc.	1,861,851	9,849,192
KeyCorp	480,100	3,538,337
M&T Bank Corp. (d)	48,400	4,144,976
Marshall & Ilsley Corp.	1,276,100	8,358,455
Nara Bancorp, Inc. (a)	371,200	2,216,064
National Penn Bancshares, Inc.	868,600	5,046,566
Oriental Financial Group, Inc.	193,400	2,562,550
Pacific Continental Corp.	151,790	1,246,196
PacWest Bancorp	287,400	4,903,044
Park National Corp. (d)	53,200	3,194,660
PNC Financial Services Group, Inc.	387,141	19,728,705
Popular, Inc. (a)	1,348,066	3,451,049
Regions Financial Corp.	2,958,600	19,023,798
Sandy Spring Bancorp, Inc.	233,700	3,419,031
Southwest Bancorp, Inc., Oklahoma	71,572	852,423
Sterling Bancshares, Inc.	659,600	3,271,616
SunTrust Banks, Inc.	842,100	18,938,829
SVB Financial Group (a)	223,665	8,313,628
TCF Financial Corp.	349,700	4,993,716
Western Alliance Bancorp. (a)(d)	706,500	4,323,780

	Shares	Value
Wilmington Trust Corp., Delaware (d)	662,100	$ 5,826,480
Wilshire Bancorp, Inc. (d)	597,100	3,702,020
Zions Bancorporation (d)	446,600	8,230,838
		229,931,312
TOTAL COMMERCIAL BANKS		331,762,251
CONSUMER FINANCE - 2.6%
Consumer Finance - 2.6%
Capital One Financial Corp.	276,800	10,479,648
DIVERSIFIED FINANCIAL SERVICES - 5.4%
Other Diversified Financial Services - 5.4%
Bank of America Corp.	582,648	7,253,968
Citigroup, Inc. (a)	2,056,600	7,650,552
JPMorgan Chase & Co.	172,500	6,272,100
NBH Holdings Corp. Class A (a)(e)	13,300	259,350
		21,435,970
IT SERVICES - 0.7%
Data Processing & Outsourced Services - 0.7%
Visa, Inc. Class A	42,200	2,910,956
THRIFTS & MORTGAGE FINANCE - 4.5%
Thrifts & Mortgage Finance - 4.5%
Abington Bancorp, Inc.	177,900	1,786,116
MGIC Investment Corp. (a)	212,592	1,534,914
New York Community Bancorp, Inc.	193,200	3,069,948
Ocwen Financial Corp. (a)	296,700	2,697,003
Radian Group, Inc.	537,887	3,404,825
Washington Federal, Inc.	392,600	5,602,402
		18,095,208
TOTAL COMMON STOCKS (Cost $472,474,042)		394,858,283
Convertible Preferred Stocks - 0.1%

COMMERCIAL BANKS - 0.1%
Regional Banks - 0.1%
Oriental Financial Group, Inc. Series C (f) (Cost $297,000)	297	235,801
Money Market Funds - 3.3%

Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c) (Cost $13,313,325)	13,313,325	13,313,325
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $486,084,367)	408,407,409
NET OTHER ASSETS (LIABILITIES) - (1.7)%	(6,794,922)
NET ASSETS - 100%	$ 401,612,487
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $ 259,350 or 0.1% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $235,801 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Oriental Financial Group, Inc. Series C	4/29/10	$ 297,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 12,860
Fidelity Securities Lending Cash Central Fund	54,914
Total	$ 67,774
Other Information

The following is a summary of the inputs used, as of August 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 394,858,283	$ 394,598,933	$ -	$ 259,350
Convertible Preferred Stocks	235,801	-	235,801	-
Money Market Funds	13,313,325	13,313,325	-	-
Total Investments in Securities:	$ 408,407,409	$ 407,912,258	$ 235,801	$ 259,350
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	3,325
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	256,025
Transfers out of Level 3	-
Ending Balance	$ 259,350
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2010	$ 3,325

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At February 28, 2010, the Fund had a capital loss carryforward of approximately $47,575,078 of which $37,412,485 and $10,162,593 will expire on February 28, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

The Fund intends to elect to defer to its fiscal year ending February 28, 2011 approximately $14,106,361 of losses recognized during the period November 1, 2009 to February 28, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Banking Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $13,023,348) - See accompanying schedule: Unaffiliated issuers (cost $472,771,042)	$ 395,094,084
Fidelity Central Funds (cost $13,313,325)	13,313,325
Total Investments (cost $486,084,367)		$ 408,407,409
Cash		666
Receivable for investments sold		14,265,880
Receivable for fund shares sold		205,040
Dividends receivable		305,448
Distributions receivable from Fidelity Central Funds		6,505
Other receivables		20,282
Total assets		423,211,230

Liabilities
Payable for fund shares redeemed	1,889,901
Accrued management fee	210,266
Notes payable to affiliates	6,049,148
Other affiliated payables	116,251
Other payables and accrued expenses	19,852
Collateral on securities loaned, at value	13,313,325
Total liabilities		21,598,743

Net Assets		$ 401,612,487
Net Assets consist of:
Paid in capital		$ 567,472,604
Distributions in excess of net investment income		(50,464)
Accumulated undistributed net realized gain (loss) on investments		(88,131,776)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(77,677,877)
Net Assets, for 27,137,718 shares outstanding		$ 401,612,487
Net Asset Value, offering price and redemption price per share ($401,612,487 ÷ 27,137,718 shares)		$ 14.80

Statement of Operations

Six months ended August 31, 2010 (Unaudited)

Investment Income
Dividends		$ 2,061,276
Income from Fidelity Central Funds		67,774
Total income		2,129,050

Expenses
Management fee	$ 1,330,205
Transfer agent fees	615,064
Accounting and security lending fees	94,890
Custodian fees and expenses	11,907
Independent trustees' compensation	1,293
Registration fees	58,521
Audit	18,216
Legal	715
Interest	931
Miscellaneous	2,890
Total expenses before reductions	2,134,632
Expense reductions	(54,191)	2,080,441
Net investment income (loss)		48,609
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	26,523,859
Investment not meeting investment restrictions	(628)
Payment from investment advisor for loss on investment not meeting investment restrictions	628
Total net realized gain (loss)		26,523,859
Change in net unrealized appreciation (depreciation) on: Investment securities	(93,498,118)
Assets and liabilities in foreign currencies	(490)
Total change in net unrealized appreciation (depreciation)		(93,498,608)
Net gain (loss)		(66,974,749)
Net increase (decrease) in net assets resulting from operations		$ (66,926,140)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Banking Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2010 (Unaudited)	Year ended February 28, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 48,609	$ 1,329,319
Net realized gain (loss)	26,523,859	9,348,518
Change in net unrealized appreciation (depreciation)	(93,498,608)	146,258,873
Net increase (decrease) in net assets resulting from operations	(66,926,140)	156,936,710
Distributions to shareholders from net investment income	(262,814)	(4,369,898)
Share transactions Proceeds from sales of shares	291,624,399	246,260,700
Reinvestment of distributions	253,072	4,210,966
Cost of shares redeemed	(182,586,484)	(194,829,173)
Net increase (decrease) in net assets resulting from share transactions	109,290,987	55,642,493
Redemption fees	72,740	70,895
Total increase (decrease) in net assets	42,174,773	208,280,200

Net Assets
Beginning of period	359,437,714	151,157,514
End of period (including distributions in excess of net investment income of $50,464 and undistributed net investment income of $163,741, respectively)	$ 401,612,487	$ 359,437,714
Other Information Shares
Sold	16,166,064	18,721,629
Issued in reinvestment of distributions	13,174	335,981
Redeemed	(10,655,200)	(14,172,266)
Net increase (decrease)	5,524,038	4,885,344

Financial Highlights

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008 I	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 16.63	$ 9.04	$ 22.24	$ 33.52	$ 36.71	$ 37.98
Income from Investment Operations
Net investment income (loss) E	- J	.06	.67	.81	.78	.76
Net realized and unrealized gain (loss)	(1.82)	7.74	(13.32)	(9.57)	2.12	1.82
Total from investment operations	(1.82)	7.80	(12.65)	(8.76)	2.90	2.58
Distributions from net investment income	(.01)	(.21)	(.51)	(.64)	(.71)	(.62)
Distributions from net realized gain	-	-	(.05)	(1.88)	(5.39)	(3.23)
Total distributions	(.01)	(.21)	(.56)	(2.52)	(6.10)	(3.85)
Redemption fees added to paid in capital E	- J	- J	.01	- J	.01	- J
Net asset value, end of period	$ 14.80	$ 16.63	$ 9.04	$ 22.24	$ 33.52	$ 36.71
Total Return B, C, D	(10.96)%	87.04%	(57.85)%	(27.30)%	8.23%	7.22%
Ratios to Average Net Assets F, H
Expenses before reductions	.90% A	.95%	.93%	.91%	.93%	.94%
Expenses net of fee waivers, if any	.90% A	.95%	.93%	.91%	.93%	.94%
Expenses net of all reductions	.88% A	.94%	.93%	.90%	.91%	.92%
Net investment income (loss)	.02% A	.46%	3.86%	2.75%	2.15%	2.04%
Supplemental Data
Net assets, end of period (000 omitted)	$ 401,612	$ 359,438	$ 151,158	$ 293,767	$ 349,271	$ 367,009
Portfolio turnover rate G	75% A	105%	199%	86%	112%	70%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. I For the year ended February 29. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Portfolio

Brokerage and Investment Management Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Morgan Stanley	5.5	5.1
Citigroup, Inc.	5.4	5.4
SunTrust Banks, Inc.	5.3	2.8
JPMorgan Chase & Co.	5.1	1.6
Credit Suisse Group sponsored ADR	5.0	2.0
UBS AG (NY Shares)	4.8	3.9
Northern Trust Corp.	4.7	2.9
MF Global Holdings Ltd.	3.5	3.4
EFG International	3.3	4.1
Invesco Ltd.	3.3	0.0
	45.9
Top Industries (% of fund's net assets)
As of August 31, 2010
Capital Markets	63.5%
Diversified Financial Services	13.0%
Commercial Banks	12.6%
Insurance	2.1%
Media	2.0%
All Others*	6.8%

As of February 28, 2010
Capital Markets	64.8%
Diversified Financial Services	23.3%
Commercial Banks	8.5%
Insurance	2.7%
IT Services	2.1%
All Others †	(1.4)%

* Includes short-term investments and net other assets.
† Short-term investments and net other assets are not included in the pie chart.

Semiannual Report

Brokerage and Investment Management Portfolio

Investments August 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.7%
	Shares	Value
CAPITAL MARKETS - 63.5%
Asset Management & Custody Banks - 32.5%
Affiliated Managers Group, Inc. (a)	159,000	$ 10,209,390
AllianceBernstein Holding LP	155,100	3,668,115
Artio Global Investors, Inc. Class A	587,398	8,135,462
Bank of New York Mellon Corp.	273,000	6,625,710
BlackRock Kelso Capital Corp.	502,300	5,424,840
BlackRock, Inc. Class A	33,700	4,783,715
EFG International	1,391,966	14,945,261
Franklin Resources, Inc.	600	57,906
GAM Holding Ltd. (a)	179,055	2,231,133
Invesco Ltd.	813,100	14,717,110
Janus Capital Group, Inc.	640,909	5,819,454
Julius Baer Group Ltd.	157,800	5,566,212
Legg Mason, Inc.	224,861	5,695,729
MCG Capital Corp.	458,369	2,420,188
MVC Capital, Inc.	391,016	5,020,645
Northern Trust Corp.	454,900	20,989,086
Och-Ziff Capital Management Group LLC Class A	831,849	10,364,839
PennantPark Investment Corp.	254,374	2,513,215
State Street Corp.	46,500	1,631,220
T. Rowe Price Group, Inc.	292,200	12,792,516
U.S. Global Investments, Inc. Class A	434,129	2,418,099
		146,029,845
Diversified Capital Markets - 9.8%
Credit Suisse Group sponsored ADR	510,800	22,413,904
UBS AG (NY Shares) (a)	1,302,485	21,920,823
		44,334,727
Investment Banking & Brokerage - 21.2%
Evercore Partners, Inc. Class A	375,821	9,203,856
GFI Group, Inc.	3,167,324	14,189,612
Gleacher & Co., Inc. (a)	2,250,102	3,780,171
Goldman Sachs Group, Inc.	82,500	11,297,550
Jefferies Group, Inc. (d)	561,127	12,630,969
MF Global Holdings Ltd. (a)	2,394,251	15,802,057
Morgan Stanley	997,700	24,633,212
SWS Group, Inc.	60,610	436,998
TD Ameritrade Holding Corp. (a)	218,449	3,191,540
		95,165,965
TOTAL CAPITAL MARKETS		285,530,537

	Shares	Value
COMMERCIAL BANKS - 12.6%
Diversified Banks - 0.6%
Industrial & Commercial Bank of China Ltd. (H Shares)	756,000	$ 549,101
Wells Fargo & Co.	91,100	2,145,405
		2,694,506
Regional Banks - 12.0%
BB&T Corp.	324,200	7,171,304
Marshall & Ilsley Corp.	714,800	4,681,940
Regions Financial Corp.	2,140,700	13,764,701
SunTrust Banks, Inc.	1,058,500	23,805,665
Synovus Financial Corp.	1,027,230	2,116,094
Zions Bancorporation	122,200	2,252,146
		53,791,850
TOTAL COMMERCIAL BANKS		56,486,356
DIVERSIFIED FINANCIAL SERVICES - 13.0%
Other Diversified Financial Services - 10.5%
Citigroup, Inc. (a)	6,520,500	24,256,260
JPMorgan Chase & Co.	625,200	22,732,272
		46,988,532
Specialized Finance - 2.5%
BM&F Bovespa SA	899,745	6,531,771
JSE Ltd.	501,900	4,673,678
		11,205,449
TOTAL DIVERSIFIED FINANCIAL SERVICES		58,193,981
INSURANCE - 2.1%
Multi-Line Insurance - 2.1%
Genworth Financial, Inc. Class A (a)	882,198	9,554,204
INTERNET SOFTWARE & SERVICES - 0.5%
Internet Software & Services - 0.5%
China Finance Online Co. Ltd. ADR (a)	341,300	2,443,708
IT SERVICES - 2.0%
Data Processing & Outsourced Services - 2.0%
MasterCard, Inc. Class A	37,704	7,478,965
Online Resources Corp. (a)	345,295	1,363,915
		8,842,880
MEDIA - 2.0%
Publishing - 2.0%
McGraw-Hill Companies, Inc.	330,200	9,130,030
TOTAL COMMON STOCKS (Cost $486,763,087)		430,181,696
Investment Companies - 3.0%

Ares Capital Corp. (Cost $13,827,425)	901,307	13,465,527
Money Market Funds - 4.0%
	Shares	Value
Fidelity Cash Central Fund, 0.24% (b)	6,481,810	$ 6,481,810
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c)	11,406,450	11,406,450
TOTAL MONEY MARKET FUNDS (Cost $17,888,260)		17,888,260
TOTAL INVESTMENT PORTFOLIO - 102.7% (Cost $518,478,772)	461,535,483
NET OTHER ASSETS (LIABILITIES) - (2.7)%	(12,219,538)
NET ASSETS - 100%	$ 449,315,945
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11,825
Fidelity Securities Lending Cash Central Fund	27,408
Total	$ 39,233
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	78.8%
Switzerland	14.8%
Bermuda	3.3%
Brazil	1.5%
South Africa	1.0%
Others (Individually Less Than 1%)	0.6%
100.0%
Income Tax Information

At February 28, 2010, the Fund had a capital loss carryforward of approximately $127,368,480 of which $86,484,136 and $40,884,344 will expire on February 28, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

The Fund intends to elect to defer to its fiscal year ending February 28, 2011 approximately $4,444,604 of losses recognized during the period November 1, 2009 to February 28, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Brokerage and Investment Management Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $11,043,406) - See accompanying schedule: Unaffiliated issuers (cost $500,590,512)	$ 443,647,223
Fidelity Central Funds (cost $17,888,260)	17,888,260
Total Investments (cost $518,478,772)		$ 461,535,483
Receivable for fund shares sold		82,173
Dividends receivable		449,078
Distributions receivable from Fidelity Central Funds		5,081
Other receivables		85,999
Total assets		462,157,814

Liabilities
Payable for fund shares redeemed	1,054,289
Accrued management fee	224,794
Other affiliated payables	126,724
Other payables and accrued expenses	29,612
Collateral on securities loaned, at value	11,406,450
Total liabilities		12,841,869

Net Assets		$ 449,315,945
Net Assets consist of:
Paid in capital		$ 629,101,897
Undistributed net investment income		1,750,193
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(124,593,756)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(56,942,389)
Net Assets, for 10,441,254 shares outstanding		$ 449,315,945
Net Asset Value, offering price and redemption price per share ($449,315,945 ÷ 10,441,254 shares)		$ 43.03

Statement of Operations

Six months ended August 31, 2010 (Unaudited)

Investment Income
Dividends		$ 4,163,322
Interest		186
Income from Fidelity Central Funds		39,233
Total income		4,202,741

Expenses
Management fee	$ 1,525,544
Transfer agent fees	714,651
Accounting and security lending fees	107,103
Custodian fees and expenses	37,258
Independent trustees' compensation	1,584
Registration fees	28,369
Audit	17,534
Legal	1,070
Interest	1,623
Miscellaneous	4,436
Total expenses before reductions	2,439,172
Expense reductions	(79,594)	2,359,578
Net investment income (loss)		1,843,163
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	18,423,752
Investment not meeting investment restrictions	(655)
Foreign currency transactions	(203,455)
Payment from investment advisor for loss on investment not meeting investment restrictions	655
Total net realized gain (loss)		18,220,297
Change in net unrealized appreciation (depreciation) on: Investment securities	(65,663,900)
Assets and liabilities in foreign currencies	(675)
Total change in net unrealized appreciation (depreciation)		(65,664,575)
Net gain (loss)		(47,444,278)
Net increase (decrease) in net assets resulting from operations		$ (45,601,115)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2010 (Unaudited)	Year ended February 28, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,843,163	$ 3,354,150
Net realized gain (loss)	18,220,297	63,494,770
Change in net unrealized appreciation (depreciation)	(65,664,575)	170,735,803
Net increase (decrease) in net assets resulting from operations	(45,601,115)	237,584,723
Distributions to shareholders from net investment income	(584,556)	(3,004,230)
Share transactions Proceeds from sales of shares	48,340,275	266,339,159
Reinvestment of distributions	555,461	2,842,411
Cost of shares redeemed	(108,886,835)	(242,936,913)
Net increase (decrease) in net assets resulting from share transactions	(59,991,099)	26,244,657
Redemption fees	20,181	29,613
Total increase (decrease) in net assets	(106,156,589)	260,854,763

Net Assets
Beginning of period	555,472,534	294,617,771
End of period (including undistributed net investment income of $1,750,193 and undistributed net investment income of $491,586, respectively)	$ 449,315,945	$ 555,472,534
Other Information Shares
Sold	940,945	6,045,653
Issued in reinvestment of distributions	10,328	68,536
Redeemed	(2,249,717)	(5,417,062)
Net increase (decrease)	(1,298,444)	697,127

Financial Highlights

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008 K	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 47.32	$ 26.68	$ 59.56	$ 73.69	$ 76.12	$ 54.95
Income from Investment Operations
Net investment income (loss) E	.16	.27	.78	1.01 H	.61	.98 I
Net realized and unrealized gain (loss)	(4.40)	20.62	(30.23)	(8.50)	6.18	23.81
Total from investment operations	(4.24)	20.89	(29.45)	(7.49)	6.79	24.79
Distributions from net investment income	(.05)	(.25)	(.93)	(.87)	(.59)	(.19)
Distributions from net realized gain	-	-	(2.51)	(5.78)	(8.65)	(3.45)
Total distributions	(.05)	(.25)	(3.44)	(6.65)	(9.24)	(3.64)
Redemption fees added to paid in capital E	- L	- L	.01	.01	.02	.02
Net asset value, end of period	$ 43.03	$ 47.32	$ 26.68	$ 59.56	$ 73.69	$ 76.12
Total Return B, C, D	(8.98)%	78.44%	(51.86)%	(11.16)%	9.27%	45.77%
Ratios to Average Net Assets F, J
Expenses before reductions	.90% A	.93%	.90%	.88%	.90%	.95%
Expenses net of fee waivers, if any	.90% A	.93%	.90%	.88%	.90%	.95%
Expenses net of all reductions	.87% A	.89%	.89%	.87%	.89%	.89%
Net investment income (loss)	.68% A	.64%	1.74%	1.41% H	.82%	1.51% I
Supplemental Data
Net assets, end of period (000 omitted)	$ 449,316	$ 555,473	$ 294,618	$ 699,205	$ 1,252,565	$ 1,246,298
Portfolio turnover rate G	169% A	264%	351%	84%	124%	112%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.18 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.15%. I Investment income per share reflects a special dividend which amounted to $.58 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .63%. J Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. K For the year ended February 29. L Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Services Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
SunTrust Banks, Inc.	5.5	3.7
Regions Financial Corp.	5.3	3.0
Citigroup, Inc.	5.2	5.0
Morgan Stanley	5.1	5.0
JPMorgan Chase & Co.	5.1	5.0
Zions Bancorporation	4.9	4.4
Moody's Corp.	4.9	2.4
Synovus Financial Corp.	4.8	0.0
MasterCard, Inc. Class A	4.8	4.7
Visa, Inc. Class A	4.8	0.0
	50.4
Top Industries (% of fund's net assets)
As of August 31, 2010
Commercial Banks	40.0%
Diversified Financial Services	19.7%
Capital Markets	16.1%
IT Services	15.7%
Insurance	3.5%
All Others*	5.0%

As of February 28, 2010
Commercial Banks	36.4%
Capital Markets	23.7%
Diversified Financial Services	18.4%
Insurance	7.2%
IT Services	6.7%
All Others*	7.6%

* Includes short-term investments and net other assets.

Semiannual Report

Financial Services Portfolio

Investments August 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
CAPITAL MARKETS - 16.1%
Asset Management & Custody Banks - 3.4%
AllianceBernstein Holding LP	86,502	$ 2,045,772
EFG International	433,686	4,656,400
Janus Capital Group, Inc.	114,700	1,041,476
Legg Mason, Inc.	118,018	2,989,396
Northern Trust Corp.	15,537	716,877
T. Rowe Price Group, Inc.	24,800	1,085,744
U.S. Global Investments, Inc. Class A	98,652	549,492
		13,085,157
Investment Banking & Brokerage - 12.7%
Evercore Partners, Inc. Class A	170,713	4,180,761
GFI Group, Inc.	1,382,336	6,192,865
Gleacher & Co., Inc. (a)	1,008,407	1,694,124
Goldman Sachs Group, Inc.	27,988	3,832,677
Jefferies Group, Inc. (d)	328,385	7,391,946
MF Global Holdings Ltd. (a)	844,982	5,576,881
Morgan Stanley	790,100	19,507,569
		48,376,823
TOTAL CAPITAL MARKETS		61,461,980
COMMERCIAL BANKS - 40.0%
Diversified Banks - 7.3%
China Citic Bank Corp. Ltd. Class H	6,102,600	3,961,759
Comerica, Inc.	116,913	4,022,976
National Bank of Greece SA sponsored ADR	163,000	402,610
U.S. Bancorp, Delaware	94,760	1,971,008
Wells Fargo & Co.	747,412	17,601,553
		27,959,906
Regional Banks - 32.7%
Bancorp New Jersey, Inc.	9,188	106,305
BancTrust Financial Group, Inc. (a)(d)	87,350	267,291
Bar Harbor Bankshares	3,668	101,970
BB&T Corp.	123,000	2,720,760
Bridge Capital Holdings (a)	13,708	118,437
Cathay General Bancorp	46,544	446,357
Citizens Banking Corp., Michigan (a)	3,063,074	2,389,198
City National Corp.	127,100	6,156,724
CoBiz, Inc. (d)	647,412	3,450,706
Evans Bancorp, Inc.	8,201	102,513
Fifth Third Bancorp	200,500	2,215,525
First Interstate Bancsystem, Inc.	117,600	1,342,992
Glacier Bancorp, Inc.	326,266	4,515,521
Huntington Bancshares, Inc.	265,900	1,406,611
Landmark Bancorp, Inc.	3,781	60,496
Marshall & Ilsley Corp.	1,567,500	10,267,125
MidWestOne Financial Group, Inc.	10,512	137,812
Monroe Bancorp	16,350	73,085
Nara Bancorp, Inc. (a)	105,302	628,653
Oriental Financial Group, Inc.	147,500	1,954,375

	Shares	Value
Preferred Bank, Los Angeles California (a)(d)	28,300	$ 46,412
Regions Financial Corp.	3,156,763	20,297,986
Savannah Bancorp, Inc.	88,181	830,665
Southwest Bancorp, Inc., Oklahoma	22,600	269,166
Sun Bancorp, Inc., New Jersey (a)	67,486	337,430
SunTrust Banks, Inc.	930,126	20,918,531
SVB Financial Group (a)	74,645	2,774,555
Synovus Financial Corp. (d)	8,910,368	18,355,358
Umpqua Holdings Corp.	264,465	2,750,436
United Security Bancshares, California (d)	21,252	96,484
Washington Trust Bancorp, Inc.	8,300	150,147
West Bancorp., Inc. (a)	20,005	118,030
Western Alliance Bancorp. (a)	63,815	390,548
Zions Bancorporation (d)	1,018,491	18,770,789
		124,568,993
TOTAL COMMERCIAL BANKS		152,528,899
CONSUMER FINANCE - 2.3%
Consumer Finance - 2.3%
Capital One Financial Corp.	60,200	2,279,172
SLM Corp. (a)	583,997	6,453,167
		8,732,339
DIVERSIFIED FINANCIAL SERVICES - 19.7%
Other Diversified Financial Services - 14.6%
Bank of America Corp.	1,312,220	16,337,139
Citigroup, Inc. (a)	5,379,316	20,011,056
JPMorgan Chase & Co.	533,708	19,405,623
		55,753,818
Specialized Finance - 5.1%
JSE Ltd.	58,700	546,613
Moody's Corp. (d)	881,851	18,642,330
		19,188,943
TOTAL DIVERSIFIED FINANCIAL SERVICES		74,942,761
INSURANCE - 3.5%
Multi-Line Insurance - 3.0%
Genworth Financial, Inc. Class A (a)	818,361	8,862,850
Hartford Financial Services Group, Inc.	134,100	2,703,456
		11,566,306
Property & Casualty Insurance - 0.5%
CNA Financial Corp. (a)	55,729	1,450,069
United Fire & Casualty Co.	18,641	377,107
		1,827,176
TOTAL INSURANCE		13,393,482
INTERNET SOFTWARE & SERVICES - 1.0%
Internet Software & Services - 1.0%
China Finance Online Co. Ltd. ADR (a)(d)	513,481	3,676,524
Common Stocks - continued
	Shares	Value
IT SERVICES - 15.7%
Data Processing & Outsourced Services - 15.7%
Alliance Data Systems Corp. (a)	268,332	$ 15,077,575
CoreLogic, Inc. (a)	302,286	5,220,479
MasterCard, Inc. Class A	92,478	18,343,936
MoneyGram International, Inc. (a)	1,355,383	2,737,874
Visa, Inc. Class A	264,791	18,265,283
		59,645,147
MEDIA - 0.0%
Advertising - 0.0%
SearchMedia Holdings Ltd. (a)	13,217	22,733
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
Real Estate Development - 0.1%
Central China Real Estate Ltd.	2,285,000	528,738
THRIFTS & MORTGAGE FINANCE - 0.5%
Thrifts & Mortgage Finance - 0.5%
BofI Holding, Inc. (a)	40,361	457,694
Cheviot Financial Corp.	64,913	551,761
Chicopee Bancorp, Inc. (a)	7,830	87,305
Mayflower Bancorp, Inc.	12,267	101,203
Ocean Shore Holding Co.	54,638	577,524
Osage Bancshares, Inc.	27,700	193,900
		1,969,387
TOTAL COMMON STOCKS (Cost $441,195,945)		376,901,990
Money Market Funds - 9.1%
	Shares	Value
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c) (Cost $34,572,303)	34,572,303	$ 34,572,303
TOTAL INVESTMENT PORTFOLIO - 108.0% (Cost $475,768,248)	411,474,293
NET OTHER ASSETS (LIABILITIES) - (8.0)%	(30,312,220)
NET ASSETS - 100%	$ 381,162,073
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,240
Fidelity Securities Lending Cash Central Fund	115,676
Total	$ 123,916
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At February 28, 2010, the Fund had a capital loss carryforward of approximately $90,388,654 of which $89,769,047 and $619,607 will expire on February 28, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Services Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $33,319,380) - See accompanying schedule: Unaffiliated issuers (cost $441,195,945)	$ 376,901,990
Fidelity Central Funds (cost $34,572,303)	34,572,303
Total Investments (cost $475,768,248)		$ 411,474,293
Receivable for investments sold		18,970,108
Receivable for fund shares sold		332,304
Dividends receivable		242,059
Distributions receivable from Fidelity Central Funds		12,096
Other receivables		31,859
Total assets		431,062,719

Liabilities
Payable to custodian bank	$ 15,911
Payable for fund shares redeemed	543,895
Accrued management fee	201,053
Notes payable to affiliates	14,416,293
Other affiliated payables	125,383
Other payables and accrued expenses	25,808
Collateral on securities loaned, at value	34,572,303
Total liabilities		49,900,646

Net Assets		$ 381,162,073
Net Assets consist of:
Paid in capital		$ 541,433,758
Undistributed net investment income		646,371
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(96,625,625)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(64,292,431)
Net Assets, for 7,397,399 shares outstanding		$ 381,162,073
Net Asset Value, offering price and redemption price per share ($381,162,073 ÷ 7,397,399 shares)		$ 51.53

Statement of Operations

Six months ended August 31, 2010 (Unaudited)

Investment Income
Dividends		$ 2,930,000
Interest		17
Income from Fidelity Central Funds		123,916
Total income		3,053,933

Expenses
Management fee	$ 1,411,017
Transfer agent fees	714,641
Accounting and security lending fees	100,519
Custodian fees and expenses	48,173
Independent trustees' compensation	1,447
Registration fees	29,099
Audit	17,493
Legal	952
Interest	3,286
Miscellaneous	3,881
Total expenses before reductions	2,330,508
Expense reductions	(109,776)	2,220,732
Net investment income (loss)		833,201
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	8,765,880
Foreign currency transactions	24,742
Total net realized gain (loss)		8,790,622
Change in net unrealized appreciation (depreciation) on: Investment securities	(75,416,401)
Assets and liabilities in foreign currencies	(1,237)
Total change in net unrealized appreciation (depreciation)		(75,417,638)
Net gain (loss)		(66,627,016)
Net increase (decrease) in net assets resulting from operations		$ (65,793,815)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2010 (Unaudited)	Year ended February 28, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 833,201	$ 3,055,900
Net realized gain (loss)	8,790,622	118,426,103
Change in net unrealized appreciation (depreciation)	(75,417,638)	89,954,776
Net increase (decrease) in net assets resulting from operations	(65,793,815)	211,436,779
Distributions to shareholders from net investment income	-	(5,034,571)
Distributions to shareholders from net realized gain	-	(247,305)
Total distributions	-	(5,281,876)
Share transactions Proceeds from sales of shares	103,726,422	256,861,350
Reinvestment of distributions	-	5,111,284
Cost of shares redeemed	(139,316,072)	(213,004,771)
Net increase (decrease) in net assets resulting from share transactions	(35,589,650)	48,967,863
Redemption fees	25,175	53,594
Total increase (decrease) in net assets	(101,358,290)	255,176,360
Net Assets
Beginning of period	482,520,363	227,344,003
End of period (including undistributed net investment income of $646,371 and distributions in excess of net investment income of $186,830, respectively)	$ 381,162,073	$ 482,520,363
Other Information Shares
Sold	1,643,643	5,247,995
Issued in reinvestment of distributions	-	97,877
Redeemed	(2,380,662)	(4,008,087)
Net increase (decrease)	(737,019)	1,337,785

Financial Highlights

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008 I	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 59.32	$ 33.45	$ 84.31	$ 117.33	$ 120.01	$ 114.70
Income from Investment Operations
Net investment income (loss) E	.10	.37	1.58	1.73	1.56	1.41
Net realized and unrealized gain (loss)	(7.89)	26.14	(51.12)	(27.77)	10.14	13.73
Total from investment operations	(7.79)	26.51	(49.54)	(26.04)	11.70	15.14
Distributions from net investment income	-	(.62)	(1.22)	(1.45)	(1.29)	(1.34)
Distributions from net realized gain	-	(.03)	(.13)	(5.54)	(13.10)	(8.50)
Total distributions	-	(.65)	(1.35)	(6.99)	(14.39)	(9.84)
Redemption fees added to paid in capital E	- J	.01	.03	.01	.01	.01
Net asset value, end of period	$ 51.53	$ 59.32	$ 33.45	$ 84.31	$ 117.33	$ 120.01
Total Return B, C, D	(13.13)%	79.56%	(59.22)%	(23.05)%	10.14%	14.51%
Ratios to Average Net Assets F, H
Expenses before reductions	.93% A	.96%	.94%	.90%	.93%	.97%
Expenses net of fee waivers, if any	.93% A	.96%	.94%	.90%	.93%	.97%
Expenses net of all reductions	.88% A	.92%	.93%	.89%	.92%	.95%
Net investment income (loss)	.33% A	.70%	2.57%	1.57%	1.31%	1.26%
Supplemental Data
Net assets, end of period (000 omitted)	$ 381,162	$ 482,520	$ 227,344	$ 382,468	$ 541,576	$ 490,239
Portfolio turnover rate G	247% A	301%	129%	53%	55%	47%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. I For the year ended February 29. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Home Finance Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
New York Community Bancorp, Inc.	13.3	9.1
People's United Financial, Inc.	6.2	9.5
Hudson City Bancorp, Inc.	4.8	5.1
MGIC Investment Corp.	4.8	3.6
Washington Federal, Inc.	4.6	3.4
Radian Group, Inc.	4.3	2.9
First Niagara Financial Group, Inc.	4.2	4.9
Ocwen Financial Corp.	4.0	4.2
TFS Financial Corp.	3.6	4.1
Astoria Financial Corp.	3.4	4.3
	53.2
Top Industries (% of fund's net assets)
As of August 31, 2010
Thrifts & Mortgage Finance	75.9%
Consumer Finance	4.8%
Commercial Banks	4.8%
IT Services	3.9%
Diversified Financial Services	2.7%
All Others*	7.9%

As of February 28, 2010
Thrifts & Mortgage Finance	71.4%
Commercial Banks	9.2%
Diversified Financial Services	4.7%
Insurance	3.4%
Consumer Finance	3.2%
All Others*	8.1%

* Includes short-term investments and net other assets.

Semiannual Report

Home Finance Portfolio

Investments August 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
CAPITAL MARKETS - 2.3%
Asset Management & Custody Banks - 2.3%
Bank of New York Mellon Corp.	50,000	$ 1,213,500
State Street Corp.	35,000	1,227,800
		2,441,300
COMMERCIAL BANKS - 4.8%
Diversified Banks - 2.2%
Wells Fargo & Co.	100,000	2,355,000
Regional Banks - 2.6%
Investors Bancorp, Inc. (a)	90,000	955,800
PNC Financial Services Group, Inc.	10,000	509,600
Regions Financial Corp.	75,000	482,250
SunTrust Banks, Inc.	25,000	562,250
Wilmington Trust Corp., Delaware	35,000	308,000
		2,817,900
TOTAL COMMERCIAL BANKS		5,172,900
CONSUMER FINANCE - 4.8%
Consumer Finance - 4.8%
American Express Co.	40,000	1,594,800
Capital One Financial Corp.	45,000	1,703,700
Discover Financial Services	75,000	1,088,250
SLM Corp. (a)	75,000	828,750
		5,215,500
DIVERSIFIED FINANCIAL SERVICES - 2.7%
Other Diversified Financial Services - 2.7%
Bank of America Corp.	50,000	622,500
Citigroup, Inc. (a)	325,000	1,209,000
JPMorgan Chase & Co.	30,000	1,090,800
		2,922,300
INSURANCE - 2.0%
Multi-Line Insurance - 0.6%
Genworth Financial, Inc. Class A (a)	60,000	649,800
Property & Casualty Insurance - 1.4%
Fidelity National Financial, Inc. Class A	50,000	725,500
First American Financial Corp.	50,000	741,500
		1,467,000
TOTAL INSURANCE		2,116,800
IT SERVICES - 3.9%
Data Processing & Outsourced Services - 3.9%
CoreLogic, Inc. (a)	70,000	1,208,900
Fidelity National Information Services, Inc.	34,940	902,850
MasterCard, Inc. Class A	7,000	1,388,520
Visa, Inc. Class A	10,000	689,800
		4,190,070

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 1.9%
Mortgage REITs - 1.9%
Chimera Investment Corp.	150,000	$ 589,500
MFA Financial, Inc.	200,000	1,474,000
		2,063,500
THRIFTS & MORTGAGE FINANCE - 75.9%
Thrifts & Mortgage Finance - 75.9%
Abington Bancorp, Inc.	200,000	2,008,000
Astoria Financial Corp.	300,000	3,618,000
Bank Mutual Corp.	100,000	509,000
Beneficial Mutual Bancorp, Inc. (a)	200,000	1,668,000
Brookline Bancorp, Inc., Delaware	275,000	2,574,000
Capitol Federal Financial (d)	115,000	2,950,900
First Financial Holdings, Inc.	110,000	994,400
First Niagara Financial Group, Inc.	400,000	4,516,000
Flushing Financial Corp.	200,000	2,166,000
Fox Chase Bancorp, Inc. (a)	3,100	29,450
Genworth MI Canada, Inc.	50,000	1,237,984
Hudson City Bancorp, Inc.	450,000	5,186,250
Kearny Financial Corp.	75,000	652,500
Meridian Interstate Bancorp, Inc. (a)	110,000	1,167,100
MGIC Investment Corp. (a)	710,000	5,126,200
New York Community Bancorp, Inc. (d)	900,000	14,300,999
NewAlliance Bancshares, Inc.	175,000	2,142,000
Northwest Bancshares, Inc.	300,000	3,225,000
Ocwen Financial Corp. (a)	475,000	4,317,750
Oritani Financial Corp.	50,000	470,500
People's United Financial, Inc.	525,000	6,678,000
Provident New York Bancorp	100,000	807,000
Radian Group, Inc.	728,370	4,610,582
Rockville Financial, Inc.	84,300	979,566
TFS Financial Corp.	415,000	3,813,850
The PMI Group, Inc. (a)	14,100	43,428
Tree.com, Inc. (a)	50,000	364,000
ViewPoint Financial Group	50,000	450,000
Washington Federal, Inc.	350,000	4,994,500
		81,600,959
TOTAL COMMON STOCKS (Cost $127,999,045)		105,723,329
Money Market Funds - 7.0%
	Shares	Value
Fidelity Cash Central Fund, 0.24% (b)	1,458,487	$ 1,458,487
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c)	6,144,350	6,144,350
TOTAL MONEY MARKET FUNDS (Cost $7,602,837)		7,602,837
TOTAL INVESTMENT PORTFOLIO - 105.3% (Cost $135,601,882)	113,326,166
NET OTHER ASSETS (LIABILITIES) - (5.3)%	(5,748,144)
NET ASSETS - 100%	$ 107,578,022
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,338
Fidelity Securities Lending Cash Central Fund	24,476
Total	$ 27,814
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At February 28, 2010, the Fund had a capital loss carryforward of approximately $146,041,140 of which $97,174,837 and $48,866,303 will expire on February 28, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Home Finance Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $6,066,806) - See accompanying schedule: Unaffiliated issuers (cost $127,999,045)	$ 105,723,329
Fidelity Central Funds (cost $7,602,837)	7,602,837
Total Investments (cost $135,601,882)		$ 113,326,166
Receivable for investments sold		672,617
Receivable for fund shares sold		95,551
Dividends receivable		68,840
Distributions receivable from Fidelity Central Funds		14,790
Other receivables		15,287
Total assets		114,193,251

Liabilities
Payable for investments purchased	$ 217,938
Payable for fund shares redeemed	145,898
Accrued management fee	53,961
Other affiliated payables	34,448
Other payables and accrued expenses	18,634
Collateral on securities loaned, at value	6,144,350
Total liabilities		6,615,229

Net Assets		$ 107,578,022
Net Assets consist of:
Paid in capital		$ 275,540,228
Undistributed net investment income		1,035,360
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(146,721,675)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(22,275,891)
Net Assets, for 10,594,411 shares outstanding		$ 107,578,022
Net Asset Value, offering price and redemption price per share ($107,578,022 ÷ 10,594,411 shares)		$ 10.15

Statement of Operations

Six months ended August 31, 2010 (Unaudited)

Investment Income
Dividends		$ 1,586,380
Interest		32
Income from Fidelity Central Funds		27,814
Total income		1,614,226

Expenses
Management fee	$ 330,692
Transfer agent fees	176,618
Accounting and security lending fees	24,285
Custodian fees and expenses	8,177
Independent trustees' compensation	340
Registration fees	26,393
Audit	17,112
Legal	344
Miscellaneous	603
Total expenses before reductions	584,564
Expense reductions	(35,146)	549,418
Net investment income (loss)		1,064,808
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,668,994
Foreign currency transactions	(617)
Total net realized gain (loss)		1,668,377
Change in net unrealized appreciation (depreciation) on: Investment securities	(22,702,202)
Assets and liabilities in foreign currencies	(175)
Total change in net unrealized appreciation (depreciation)		(22,702,377)
Net gain (loss)		(21,034,000)
Net increase (decrease) in net assets resulting from operations		$ (19,969,192)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2010 (Unaudited)	Year ended February 28, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,064,808	$ 1,454,853
Net realized gain (loss)	1,668,377	2,027,213
Change in net unrealized appreciation (depreciation)	(22,702,377)	19,933,221
Net increase (decrease) in net assets resulting from operations	(19,969,192)	23,415,287
Distributions to shareholders from net investment income	(343,268)	(2,931,320)
Share transactions Proceeds from sales of shares	83,521,244	37,068,220
Reinvestment of distributions	330,311	2,830,347
Cost of shares redeemed	(41,391,225)	(26,423,145)
Net increase (decrease) in net assets resulting from share transactions	42,460,330	13,475,422
Redemption fees	21,534	9,764
Total increase (decrease) in net assets	22,169,404	33,969,153

Net Assets
Beginning of period	85,408,618	51,439,465
End of period (including undistributed net investment income of $1,035,360 and undistributed net investment income of $313,820, respectively)	$ 107,578,022	$ 85,408,618
Other Information Shares
Sold	6,714,211	3,532,774
Issued in reinvestment of distributions	25,409	288,408
Redeemed	(3,521,522)	(2,584,163)
Net increase (decrease)	3,218,098	1,237,019

Financial Highlights

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008 J	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 11.58	$ 8.38	$ 25.83	$ 48.40	$ 51.83	$ 59.12
Income from Investment Operations
Net investment income (loss) E	.11	.22	.75	.86	.81	1.32 H
Net realized and unrealized gain (loss)	(1.50)	3.44	(17.60)	(20.77)	3.01	(.77)
Total from investment operations	(1.39)	3.66	(16.85)	(19.91)	3.82	.55
Distributions from net investment income	(.04)	(.46)	(.56)	(.80)	(.80)	(.99)
Distributions from net realized gain	-	-	(.05)	(1.86)	(6.45)	(6.85)
Total distributions	(.04)	(.46)	(.61)	(2.66)	(7.25)	(7.84)
Redemption fees added to paid in capital E	- K	- K	.01	- K	- K	- K
Net asset value, end of period	$ 10.15	$ 11.58	$ 8.38	$ 25.83	$ 48.40	$ 51.83
Total Return B, C, D	(12.08)%	44.74%	(65.96)%	(42.37)%	7.10%	.99%
Ratios to Average Net Assets F, I
Expenses before reductions	.99% A	1.05%	.99%	.93%	.93%	.97%
Expenses net of fee waivers, if any	.99% A	1.05%	.99%	.93%	.93%	.97%
Expenses net of all reductions	.93% A	1.02%	.99%	.92%	.93%	.94%
Net investment income (loss)	1.81% A	2.18%	4.48%	2.21%	1.55%	2.36% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 107,578	$ 85,409	$ 51,439	$ 151,202	$ 256,873	$ 292,124
Portfolio turnover rate G	86% A	153%	79%	36%	52%	76%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.54 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.40%. I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. J For the year ended February 29. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Insurance Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Berkshire Hathaway, Inc. Class B	13.0	15.2
MetLife, Inc.	9.3	8.7
AFLAC, Inc.	7.2	4.5
ACE Ltd.	5.6	4.7
Loews Corp.	5.6	2.1
Prudential Financial, Inc.	5.2	6.0
Allstate Corp.	4.7	5.9
XL Capital Ltd. Class A	4.6	3.6
The Travelers Companies, Inc.	4.4	8.1
Hartford Financial Services Group, Inc.	3.5	1.0
	63.1
Top Industries (% of fund's net assets)
As of August 31, 2010
Insurance	96.8%
Diversified Financial Services	1.2%
All Others*	2.0%

As of February 28, 2010
Insurance	99.1%
All Others*	0.9%

* Includes short-term investments and net other assets.

Semiannual Report

Insurance Portfolio

Investments August 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
DIVERSIFIED FINANCIAL SERVICES - 1.2%
Specialized Finance - 1.2%
CME Group, Inc.	7,600	$ 1,885,408
INSURANCE - 96.8%
Insurance Brokers - 4.9%
Arthur J. Gallagher & Co.	12,100	300,685
Marsh & McLennan Companies, Inc.	138,000	3,273,360
Willis Group Holdings PLC	133,600	3,885,088
		7,459,133
Life & Health Insurance - 25.2%
AEGON NV (a)	261,300	1,331,408
AFLAC, Inc.	234,200	11,065,950
Delphi Financial Group, Inc. Class A	18,300	408,090
FBL Financial Group, Inc. Class A	29,900	687,700
Lincoln National Corp.	131,500	3,071,840
MetLife, Inc.	380,375	14,302,100
Prudential Financial, Inc.	157,389	7,959,162
		38,826,250
Multi-Line Insurance - 12.0%
Fairfax Financial Holdings Ltd. (sub. vtg.)	5,400	2,141,717
Genworth Financial, Inc. Class A (a)	213,800	2,315,454
Hartford Financial Services Group, Inc.	270,300	5,449,248
Loews Corp.	244,000	8,574,160
		18,480,579
Property & Casualty Insurance - 46.3%
ACE Ltd.	162,349	8,680,801
Allstate Corp.	263,500	7,272,600
Argo Group International Holdings, Ltd.	38,011	1,158,195
Assured Guaranty Ltd.	102,100	1,577,445
Axis Capital Holdings Ltd.	144,000	4,446,720
Berkshire Hathaway, Inc.:
Class A (a)	2	237,350
Class B (a)	253,669	19,984,044
Dongbu Insurance Co. Ltd.	25,800	726,230
Employers Holdings, Inc.	19,400	284,404
First American Financial Corp.	34,900	517,567

	Shares	Value
First Mercury Financial Corp.	171,400	$ 1,561,454
Hallmark Financial Services, Inc. (a)	68,000	567,120
ProAssurance Corp. (a)	31,196	1,651,828
Progressive Corp.	219,000	4,336,200
The Chubb Corp.	53,258	2,935,581
The Travelers Companies, Inc.	139,100	6,813,118
W.R. Berkley Corp.	51,700	1,362,295
XL Capital Ltd. Class A	392,155	7,023,496
		71,136,448
Reinsurance - 8.4%
Alterra Capital Holdings Ltd.	281,000	5,209,740
Montpelier Re Holdings Ltd.	146,800	2,325,312
Platinum Underwriters Holdings Ltd.	34,600	1,391,266
Reinsurance Group of America, Inc.	91,800	4,015,332
		12,941,650
TOTAL INSURANCE		148,844,060
TOTAL COMMON STOCKS (Cost $138,605,012)		150,729,468
Money Market Funds - 0.7%

Fidelity Cash Central Fund, 0.24% (b) (Cost $1,078,932)	1,078,932	1,078,932
TOTAL INVESTMENT PORTFOLIO - 98.7% (Cost $139,683,944)	151,808,400
NET OTHER ASSETS (LIABILITIES) - 1.3%	1,974,606
NET ASSETS - 100%	$ 153,783,006
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,595
Fidelity Securities Lending Cash Central Fund	2,977
Total	$ 6,572
Other Information

The following is a summary of the inputs used, as of August 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 150,729,468	$ 149,398,060	$ 1,331,408	$ -
Money Market Funds	1,078,932	1,078,932	-	-
Total Investments in Securities:	$ 151,808,400	$ 150,476,992	$ 1,331,408	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	74.0%
Bermuda	10.5%
Ireland	7.1%
Switzerland	5.6%
Canada	1.4%
Others (Individually Less Than 1%)	1.4%
100.0%
Income Tax Information

At February 28, 2010, the Fund had a capital loss carryforward of approximately $37,283,920 of which $1,214,111 and $36,069,809 will expire on February 28, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Insurance Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2010 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $138,605,012)	$ 150,729,468
Fidelity Central Funds (cost $1,078,932)	1,078,932
Total Investments (cost $139,683,944)		$ 151,808,400
Receivable for investments sold		6,409,255
Receivable for fund shares sold		280,389
Dividends receivable		155,295
Distributions receivable from Fidelity Central Funds		389
Other receivables		2,664
Total assets		158,656,392

Liabilities
Payable for investments purchased	$ 4,646,472
Payable for fund shares redeemed	88,259
Accrued management fee	74,405
Other affiliated payables	43,851
Other payables and accrued expenses	20,399
Total liabilities		4,873,386

Net Assets		$ 153,783,006
Net Assets consist of:
Paid in capital		$ 180,138,564
Undistributed net investment income		234,151
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(38,714,109)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		12,124,400
Net Assets, for 3,775,058 shares outstanding		$ 153,783,006
Net Asset Value, offering price and redemption price per share ($153,783,006 ÷ 3,775,058 shares)		$ 40.74

Statement of Operations

Six months ended August 31, 2010 (Unaudited)

Investment Income
Dividends		$ 1,009,062
Income from Fidelity Central Funds		6,572
Total income		1,015,634

Expenses
Management fee	$ 459,946
Transfer agent fees	239,039
Accounting and security lending fees	32,570
Custodian fees and expenses	11,163
Independent trustees' compensation	455
Registration fees	19,451
Audit	17,158
Legal	267
Miscellaneous	877
Total expenses before reductions	780,926
Expense reductions	(11,764)	769,162
Net investment income (loss)		246,472
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,970,215
Foreign currency transactions	(8,711)
Total net realized gain (loss)		2,961,504
Change in net unrealized appreciation (depreciation) on: Investment securities	(7,296,414)
Assets and liabilities in foreign currencies	(56)
Total change in net unrealized appreciation (depreciation)		(7,296,470)
Net gain (loss)		(4,334,966)
Net increase (decrease) in net assets resulting from operations		$ (4,088,494)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2010 (Unaudited)	Year ended February 28, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 246,472	$ 1,097,886
Net realized gain (loss)	2,961,504	(2,761,494)
Change in net unrealized appreciation (depreciation)	(7,296,470)	56,104,001
Net increase (decrease) in net assets resulting from operations	(4,088,494)	54,440,393
Distributions to shareholders from net investment income	(19,836)	(1,083,490)
Share transactions Proceeds from sales of shares	39,689,723	65,680,133
Reinvestment of distributions	19,184	1,053,143
Cost of shares redeemed	(31,998,526)	(46,500,482)
Net increase (decrease) in net assets resulting from share transactions	7,710,381	20,232,794
Redemption fees	5,329	6,001
Total increase (decrease) in net assets	3,607,380	73,595,698

Net Assets
Beginning of period	150,175,626	76,579,928
End of period (including undistributed net investment income of $234,151 and undistributed net investment income of $7,515, respectively)	$ 153,783,006	$ 150,175,626
Other Information Shares
Sold	916,241	1,715,410
Issued in reinvestment of distributions	421	26,936
Redeemed	(755,972)	(1,325,955)
Net increase (decrease)	160,690	416,391

Financial Highlights

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008 J	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 41.55	$ 23.95	$ 54.02	$ 69.38	$ 68.72	$ 62.15
Income from Investment Operations
Net investment income (loss) E	.06	.34	.51	.45	.44	.70 H
Net realized and unrealized gain (loss)	(.86)	17.60	(30.02)	(10.95)	5.25	7.71
Total from investment operations	(.80)	17.94	(29.51)	(10.50)	5.69	8.41
Distributions from net investment income	(.01)	(.34)	(.54)	(.30)	(.40)	(.60)
Distributions from net realized gain	-	-	(.02)	(4.56)	(4.64)	(1.26)
Total distributions	(.01)	(.34)	(.56)	(4.86)	(5.04)	(1.86)
Redemption fees added to paid in capital E	- K	- K	- K	- K	.01	.02
Net asset value, end of period	$ 40.74	$ 41.55	$ 23.95	$ 54.02	$ 69.38	$ 68.72
Total Return B, C, D	(1.94)%	74.97%	(54.83)%	(16.04)%	8.33%	13.68%
Ratios to Average Net Assets F, I
Expenses before reductions	.95% A	.99%	.97%	.93%	.98%	1.03%
Expenses net of fee waivers, if any	.95% A	.99%	.97%	.93%	.98%	1.03%
Expenses net of all reductions	.94% A	.97%	.97%	.93%	.98%	1.02%
Net investment income (loss)	.30% A	.96%	1.27%	.65%	.64%	1.08% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 153,783	$ 150,176	$ 76,580	$ 154,063	$ 244,251	$ 208,927
Portfolio turnover rate G	191% A	215%	426%	60%	58%	44%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.38 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .50%. I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. J For the year ended February 29. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2010 (Unaudited)

1. Organization.

Banking Portfolio, Brokerage and Investment Management Portfolio, Financial Services Portfolio, Home Finance Portfolio, and Insurance Portfolio (the Funds) are funds of Fidelity Select Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds are non-diversified with the exception of Banking, Financial Services, and Home Finance. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. Each Fund is authorized to issue an unlimited number of shares. Certain Funds' investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund uses independent pricing services approved by the Board of Trustees to value their investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2010, as well as a roll forward of Level 3 securities, is included at the end of each Fund's Schedule of Investments. Valuation techniques used to value each Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year each Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, certain foreign taxes, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Banking Portfolio	$ 538,393,495	$ 15,180,831	$ (145,166,917)	$ (129,986,086)
Brokerage and Investment Management Portfolio	524,446,179	25,351,105	(88,261,801)	(62,910,696)
Financial Services Portfolio	487,344,719	7,848,448	(83,718,874)	(75,870,426)
Home Finance Portfolio	137,804,439	2,819,599	(27,297,872)	(24,478,273)
Insurance Portfolio	144,476,704	13,965,082	(6,633,386)	7,331,696

Trading (Redemption) Fees. Shares held by investors in the Funds less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies.

Restricted Securities. Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Banking Portfolio	279,347,989	168,253,080
Brokerage and Investment Management Portfolio	446,361,647	534,371,361
Financial Services Portfolio	596,300,542	636,685,847
Home Finance Portfolio	92,205,694	47,900,854
Insurance Portfolio	157,627,036	151,222,501

Banking Portfolio and Brokerage and Investment Management Portfolio realized a loss on the sale of an investment not meeting the investment restrictions of the Fund. The loss was fully reimbursed by the Fund's investment advisor.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Banking Portfolio	.30%	.26%	.56%
Brokerage and Investment Management Portfolio	.30%	.26%	.56%
Financial Services Portfolio	.30%	.26%	.56%
Home Finance Portfolio	.30%	.26%	.56%
Insurance Portfolio	.30%	.26%	.56%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Banking Portfolio	.26%
Brokerage and Investment Management Portfolio	.26%
Financial Services Portfolio	.28%
Home Finance Portfolio	.30%
Insurance Portfolio	.29%

Accounting and Security Lending Fees. FSC maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were as follows:

Amount
Banking Portfolio	$17,616
Brokerage and Investment Management Portfolio	73,463
Financial Services Portfolio	54,824
Home Finance Portfolio	7,368
Insurance Portfolio	3,251

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, Brokerage and Investment Management Portfolio had no interfund loans outstanding. Banking Portfolio's and Financial Services Portfolio's open loans, including accrued interest, at period end are presented under the caption "Notes payable to affiliates" in their Statements of Assets and Liabilities. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Banking Portfolio	Borrower	$ 8,029,333.46%		$ 931
Brokerage and Investment Management Portfolio	Borrower	14,830,889.44%		1,623
Financial Services Portfolio	Borrower	6,234,214.45%		3,286

7. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Banking Portfolio	$ 850
Brokerage and Investment Management Portfolio	1,152
Financial Services Portfolio	1,028
Home Finance Portfolio	203
Insurance Portfolio	313

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to:

Banking Portfolio	$ 54,914
Brokerage and Investment Management Portfolio	27,408
Financial Services Portfolio	115,676
Home Finance Portfolio	24,476
Insurance Portfolio	2,977

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of certain Funds provided services to these Funds in addition to trade execution. These services included payments of expenses on behalf of each applicable Fund. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service reduction	Custody expense reduction
Banking Portfolio	$ 54,118	$ 73
Brokerage and Investment Management Portfolio	79,594	-
Financial Services Portfolio	109,776	-
Home Finance Portfolio	35,146	-
Insurance Portfolio	11,764	-

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, the Strategic Advisers U.S. Opportunity II Fund and the VIP FundsManager 60% Portfolio were the owners of record of approximately 12% and 16%, respectively, of the total outstanding shares of Insurance Portfolio. The VIP FundsManager Portfolios were the owners of record, in the aggregate, of approximately 27% of the total outstanding shares of Insurance Portfolio.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Banking Portfolio
Brokerage and Investment Management Portfolio
Financial Services Portfolio
Home Finance Portfolio
Insurance Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of fund shareholders and that the compensation to be received by Fidelity under the management contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of each fund.

Resources Dedicated to Investment Management and Support Services. The Board and the equity research subcommittee of the Board's Fund Oversight Committee reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. The Board noted FMR's continued focus on strengthening the organization and discipline of equity portfolio management and research.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Semiannual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance, as well as each fund's relative investment performance measured over multiple periods against a third-party-sponsored index that reflects the market sector in which the fund invests. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare any of the funds' performance. For each fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, the fund's cumulative total returns and the cumulative total returns of a third-party-sponsored index ("benchmark").

Banking Portfolio

The Board noted that the investment performance of the fund compared favorably to its benchmark for all the periods shown. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Brokerage and Investment Management Portfolio

The Board noted that the investment performance of the fund compared favorably to its benchmark for all the periods shown. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Financial Services Portfolio

The Board noted that the investment performance of the fund compared favorably to its benchmark for all the periods shown. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Home Finance Portfolio

The Board noted that the investment performance of the fund compared favorably to its benchmark for all the periods shown. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Furthermore, the Board considered that, on July 13, 2010, it had approved a proposal, subject to shareholder approval at a special meeting scheduled to be held in November 2010, to reposition the fund to broaden its investment focus to include companies involved in all types of consumer finance, which will provide shareholders with broader investment opportunities.

Insurance Portfolio

The Board noted that the investment performance of the fund compared favorably to its benchmark for all the periods shown. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 8% means that 92% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Banking Portfolio

Brokerage and Investment Management Portfolio

Semiannual Report

Financial Services Portfolio

Home Finance Portfolio

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Insurance Portfolio

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of each fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund's total expenses ranked below its competitive median for 2009.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that each fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

Semiannual Report

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year and length of portfolio manager tenure for different categories of funds over time; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, the rationale for the compensation structure, and how the compensation structure provides appropriate performance incentives; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) management and other fees paid by FMR to affiliated sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds; (vii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; (viii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (ix) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

Fidelity Research & Analysis Company

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

Corporate Headquarters

82 Devonshire Street
Boston, MA 02109
1-800-544-8888

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

SELFIN-USAN-1010
1.813665.105

Fidelity®
Select Portfolios®
Industrials Sector

Air Transportation Portfolio

Defense and Aerospace Portfolio

Environment and Alternative Energy Portfolio (formerly Environmental Portfolio)

Industrial Equipment Portfolio

Industrials Portfolio

Transportation Portfolio

Semiannual Report

August 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>
Note to shareholders	<Click Here>
Shareholder Expense Example	<Click Here>
Air Transportation Portfolio	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Defense and Aerospace Portfolio	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Environment and Alternative Energy Portfolio	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Industrial Equipment Portfolio	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Industrials Portfolio	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Transportation Portfolio	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes to Financial Statements	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by
Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

A yearlong uptrend in global equity markets reversed course in late April 2010 when investor sentiment turned bearish due in great measure to concern that Europe's debt crisis would expand and slow or derail economic recovery. However, a bounceback in July helped to recover some of the ground that was lost. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Note to shareholders

Environment and Alternative Energy Portfolio

At a shareholder meeting on June 15, 2010, shareholders approved changes to certain of the fund's fundamental investment policies. As a result, effective July 1, 2010, the fund's investment strategy was broadened to include an emphasis on companies engaged in alternative and renewable energy, energy efficiency, pollution control and water infrastructure, in addition to the fund's current focus on waste management and other environmental companies. At the same time, the fund was renamed Environment and Alternative Energy Portfolio and changed its industry benchmark to the FTSE Environmental Opportunities & Alternative Energy Index. The S&P 500® Index remains the primary benchmark for the fund.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2010 to August 31, 2010).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value March 1, 2010	Ending Account Value August 31, 2010	Expenses Paid During Period* March 1, 2010 to August 31, 2010
Air Transportation Portfolio	.93%
Actual		$ 1,000.00	$ 1,004.20	$ 4.70
Hypothetical A		$ 1,000.00	$ 1,020.52	$ 4.74
Defense and Aerospace Portfolio	.89%
Actual		$ 1,000.00	$ 981.70	$ 4.45
Hypothetical A		$ 1,000.00	$ 1,020.72	$ 4.53
Select Environment and Alternative Energy Portfolio	1.05%
Actual		$ 1,000.00	$ 1,007.40	$ 5.31
Hypothetical A		$ 1,000.00	$ 1,019.91	$ 5.35
Industrial Equipment Portfolio	.92%
Actual		$ 1,000.00	$ 979.60	$ 4.59
Hypothetical A		$ 1,000.00	$ 1,020.57	$ 4.69
Industrials Portfolio	.91%
Actual		$ 1,000.00	$ 1,001.00	$ 4.59
Hypothetical A		$ 1,000.00	$ 1,020.62	$ 4.63
Transportation Portfolio	.91%
Actual		$ 1,000.00	$ 1,073.80	$ 4.76
Hypothetical A		$ 1,000.00	$ 1,020.62	$ 4.63

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Portfolio/Sector

Air Transportation Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
United Parcel Service, Inc. Class B	19.7	4.8
The Boeing Co.	7.2	2.9
C.H. Robinson Worldwide, Inc.	6.2	0.0
FedEx Corp.	5.3	0.0
Precision Castparts Corp.	5.2	4.9
Delta Air Lines, Inc.	5.1	9.6
Goodrich Corp.	4.9	3.1
Southwest Airlines Co.	4.3	13.0
UAL Corp.	4.0	7.1
Ryanair Holdings PLC sponsored ADR	3.8	0.0
	65.7
Top Industries (% of fund's net assets)
As of August 31, 2010
Air Freight & Logistics	35.5%
Aerospace & Defense	31.8%
Airlines	28.7%
Industrial Conglomerates	2.5%
Transportation Infrastructure	0.8%
All Others*	0.7%

As of February 28, 2010
Airlines	66.0%
Aerospace & Defense	26.2%
Air Freight & Logistics	5.7%
Industrial Conglomerates	1.9%
Oil, Gas & Consumable Fuels	0.0%
All Others*	0.2%

* Includes short-term investments and net other assets.

Semiannual Report

Air Transportation Portfolio

Investments August 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
AEROSPACE & DEFENSE - 31.8%
Aerospace & Defense - 31.8%
Alliant Techsystems, Inc. (a)	39,600	$ 2,609,640
BAE Systems PLC	28,500	128,831
BE Aerospace, Inc. (a)	85,100	2,293,445
Bombardier, Inc. Class B (sub. vtg.)	901,500	3,753,960
Esterline Technologies Corp. (a)	14,900	685,400
Goodrich Corp.	98,800	6,765,824
Heico Corp. New Class A	48,749	1,494,644
Ladish Co., Inc. (a)	6,300	156,807
Northrop Grumman Corp.	18,200	984,984
Precision Castparts Corp.	63,000	7,130,340
Rockwell Collins, Inc.	80,600	4,346,758
Spirit AeroSystems Holdings, Inc. Class A (a)	163,616	3,164,333
Teledyne Technologies, Inc. (a)	3,800	137,484
The Boeing Co.	162,500	9,933,625
TransDigm Group, Inc.	6,000	347,340
		43,933,415
AIR FREIGHT & LOGISTICS - 35.5%
Air Freight & Logistics - 35.5%
Air Transport Services Group, Inc. (a)	190,900	880,049
Atlas Air Worldwide Holdings, Inc. (a)	29,600	1,282,864
C.H. Robinson Worldwide, Inc.	130,800	8,500,692
Dart Group PLC	1,788,800	1,852,092
Expeditors International of Washington, Inc.	3,600	142,524
FedEx Corp.	94,000	7,336,700
United Parcel Service, Inc. Class B	427,600	27,280,882
UTI Worldwide, Inc.	133,800	1,874,538
		49,150,341
AIRLINES - 28.7%
Airlines - 28.7%
AirTran Holdings, Inc. (a)	126,200	569,162
Alaska Air Group, Inc. (a)	66,600	2,945,718
AMR Corp. (a)	160,900	983,099
Continental Airlines, Inc. Class B (a)	131,800	2,944,412
Delta Air Lines, Inc. (a)	666,566	6,972,280
Hawaiian Holdings, Inc. (a)	241,453	1,183,120
Pinnacle Airlines Corp. (a)	121,400	576,650
Republic Airways Holdings, Inc. (a)(d)	269,700	1,895,991
Ryanair Holdings PLC sponsored ADR (a)	185,700	5,264,595
SkyWest, Inc.	218,600	2,784,964
Southwest Airlines Co.	542,000	5,989,100
UAL Corp. (a)(d)	260,300	5,515,757
US Airways Group, Inc. (a)(d)	220,900	1,996,936
		39,621,784

	Shares	Value
INDUSTRIAL CONGLOMERATES - 2.5%
Industrial Conglomerates - 2.5%
Textron, Inc.	202,500	$ 3,456,675
MACHINERY - 0.2%
Construction & Farm Machinery & Heavy Trucks - 0.2%
ASL Marine Holdings Ltd.	460,000	293,502
ROAD & RAIL - 0.2%
Trucking - 0.2%
Quality Distribution, Inc. (a)	68,400	319,428
TRANSPORTATION INFRASTRUCTURE - 0.8%
Airport Services - 0.8%
Avantair, Inc. (a)	467,800	1,099,330
TOTAL COMMON STOCKS (Cost $132,144,018)		137,874,475
Nonconvertible Bonds - 0.0%
Principal Amount
AIRLINES - 0.0%
Airlines - 0.0%
Delta Air Lines, Inc. 8.3% 12/15/29 (a) (Cost $70,344)	$ 3,500,000	0
Money Market Funds - 5.8%
	Shares
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c) (Cost $8,026,444)	8,026,444	8,026,444
TOTAL INVESTMENT PORTFOLIO - 105.5% (Cost $140,240,806)		145,900,919
NET OTHER ASSETS (LIABILITIES) - (5.5)%		(7,638,514)
NET ASSETS - 100%		$ 138,262,405
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,148
Fidelity Securities Lending Cash Central Fund	12,906
Total	$ 16,054
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Pinnacle Airlines Corp.	$ 8,000,944	$ 643,420	$ 5,333,963	$ -	$ -
Total	$ 8,000,944	$ 643,420	$ 5,333,963	$ -	$ -
Other Information

The following is a summary of the inputs used, as of August 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 137,874,475	$ 137,874,475	$ -	$ -
Nonconvertible Bonds	-	-	-	-
Money Market Funds	8,026,444	8,026,444	-	-
Total Investments in Securities:	$ 145,900,919	$ 145,900,919	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 35,000
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(35,000)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2010	$ (35,000)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At February 28, 2010, the Fund had a capital loss carryforward of approximately $12,996,324 all of which will expire on February 28, 2018. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Air Transportation Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $7,974,892) - See accompanying schedule: Unaffiliated issuers (cost $132,214,362)	$ 137,874,475
Fidelity Central Funds (cost $8,026,444)	8,026,444
Total Investments (cost $140,240,806)		$ 145,900,919
Receivable for investments sold		1,417,140
Receivable for fund shares sold		310,772
Dividends receivable		336,575
Distributions receivable from Fidelity Central Funds		2,094
Other receivables		6,683
Total assets		147,974,183

Liabilities
Payable to custodian bank	$ 634,973
Payable for fund shares redeemed	933,144
Accrued management fee	67,595
Other affiliated payables	31,889
Other payables and accrued expenses	17,733
Collateral on securities loaned, at value	8,026,444
Total liabilities		9,711,778

Net Assets		$ 138,262,405
Net Assets consist of:
Paid in capital		$ 139,508,815
Undistributed net investment income		84,957
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(6,991,480)
Net unrealized appreciation (depreciation) on investments		5,660,113
Net Assets, for 3,898,100 shares outstanding		$ 138,262,405
Net Asset Value, offering price and redemption price per share ($138,262,405 ÷ 3,898,100 shares)		$ 35.47

Statement of Operations

Six months ended August 31, 2010 (Unaudited)

Investment Income
Dividends		$ 705,150
Income from Fidelity Central Funds		16,054
Total income		721,204

Expenses
Management fee	$ 391,449
Transfer agent fees	169,929
Accounting and security lending fees	28,354
Custodian fees and expenses	8,308
Independent trustees' compensation	356
Registration fees	32,235
Audit	17,128
Legal	190
Miscellaneous	538
Total expenses before reductions	648,487
Expense reductions	(12,243)	636,244
Net investment income (loss)		84,960
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	6,279,486
Other affiliated issuers	819,404
Foreign currency transactions	2,881
Total net realized gain (loss)		7,101,771
Change in net unrealized appreciation (depreciation) on: Investment securities	(11,259,806)
Assets and liabilities in foreign currencies	56
Total change in net unrealized appreciation (depreciation)		(11,259,750)
Net gain (loss)		(4,157,979)
Net increase (decrease) in net assets resulting from operations		$ (4,073,019)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2010 (Unaudited)	Year ended February 28, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 84,960	$ (145,021)
Net realized gain (loss)	7,101,771	(9,140,718)
Change in net unrealized appreciation (depreciation)	(11,259,750)	42,620,063
Net increase (decrease) in net assets resulting from operations	(4,073,019)	33,334,324
Share transactions Proceeds from sales of shares	124,452,730	76,201,239
Cost of shares redeemed	(76,566,679)	(50,030,435)
Net increase (decrease) in net assets resulting from share transactions	47,886,051	26,170,804
Redemption fees	24,243	9,352
Total increase (decrease) in net assets	43,837,275	59,514,480

Net Assets
Beginning of period	94,425,130	34,910,650
End of period (including undistributed net investment income of $84,957 and accumulated net investment loss of $3, respectively)	$ 138,262,405	$ 94,425,130
Other Information Shares
Sold	3,290,790	2,564,524
Redeemed	(2,065,839)	(1,903,208)
Net increase (decrease)	1,224,951	661,316

Financial Highlights

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008 J	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 35.32	$ 17.35	$ 37.47	$ 50.74	$ 43.14	$ 33.46
Income from Investment Operations
Net investment income (loss) E	.02	(.07)	(.10)	(.04) H	(.06)	(.04)
Net realized and unrealized gain (loss)	.12	18.04	(17.05)	(7.61)	8.48	10.44
Total from investment operations	.14	17.97	(17.15)	(7.65)	8.42	10.40
Distributions from net investment income	-	-	-	-	-	(.01)
Distributions from net realized gain	-	-	(2.99)	(5.63)	(.86)	(.75)
Total distributions	-	-	(2.99)	(5.63)	(.86)	(.76)
Redemption fees added to paid in capital E	.01	- K	.02	.01	.04	.04
Net asset value, end of period	$ 35.47	$ 35.32	$ 17.35	$ 37.47	$ 50.74	$ 43.14
Total Return B, C, D	.42%	103.57%	(49.44)%	(16.72)%	19.81%	31.40%
Ratios to Average Net Assets F, I
Expenses before reductions	.93% A	1.05%	1.08%	1.01%	1.00%	1.16%
Expenses net of fee waivers, if any	.93% A	1.05%	1.08%	1.01%	1.00%	1.16%
Expenses net of all reductions	.91% A	1.01%	1.07%	1.01%	.99%	1.11%
Net investment income (loss)	.12% A	(.28)%	(.37)%	(.08)% H	(.12)%	(.11)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 138,262	$ 94,425	$ 34,911	$ 46,943	$ 147,302	$ 117,641
Portfolio turnover rate G	186% A	165%	66%	47%	165%	93%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the former sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a special dividend which amounted to $.10 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.28) %. IExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. JFor the year ended February 29. KAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Defense and Aerospace Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
United Technologies Corp.	21.0	19.4
The Boeing Co.	14.0	11.5
Precision Castparts Corp.	9.6	8.7
Raytheon Co.	5.4	7.0
Goodrich Corp.	4.9	5.0
Honeywell International, Inc.	4.9	4.6
TransDigm Group, Inc.	4.6	3.8
Lockheed Martin Corp.	3.7	4.2
Esterline Technologies Corp.	3.6	2.0
BE Aerospace, Inc.	3.4	2.7
	75.1
Top Industries (% of fund's net assets)
As of August 31, 2010
Aerospace & Defense	92.9%
Metals & Mining	2.4%
Electronic Equipment & Components	1.3%
Industrial Conglomerates	1.2%
Trading Companies & Distributors	0.9%
All Others*	1.3%

As of February 28, 2010
Aerospace & Defense	90.5%
Machinery	2.2%
Metals & Mining	1.8%
Communications Equipment	1.7%
Industrial Conglomerates	1.0%
All Others*	2.8%

* Includes short-term investments and net other assets.

Semiannual Report

Defense and Aerospace Portfolio

Investments August 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.0%
	Shares	Value
AEROSPACE & DEFENSE - 92.9%
Aerospace & Defense - 92.9%
AerCap Holdings NV (a)	342,400	$ 3,677,376
Alliant Techsystems, Inc. (a)	209,900	13,832,410
BE Aerospace, Inc. (a)	718,700	19,368,965
Chemring Group PLC	84,700	3,380,553
DigitalGlobe, Inc. (a)	124,188	3,808,846
Esterline Technologies Corp. (a)	449,300	20,667,800
General Dynamics Corp.	64,230	3,588,530
Goodrich Corp.	417,150	28,566,432
HEICO Corp. New (d)	421,725	17,497,370
Honeywell International, Inc.	718,600	28,090,074
Lockheed Martin Corp.	311,600	21,662,432
Meggitt PLC	1,469,800	6,003,803
Orbital Sciences Corp. (a)	560,400	7,279,596
Precision Castparts Corp.	490,700	55,537,426
Raytheon Co.	709,352	31,154,740
Rockwell Collins, Inc.	119,500	6,444,635
Spirit AeroSystems Holdings, Inc. Class A (a)	943,200	18,241,488
Teledyne Technologies, Inc. (a)	321,300	11,624,634
The Boeing Co.	1,330,217	81,316,165
TransDigm Group, Inc.	459,500	26,600,455
Triumph Group, Inc.	114,900	7,627,062
United Technologies Corp.	1,868,100	121,818,801
		537,789,593
ELECTRONIC EQUIPMENT & COMPONENTS - 1.3%
Electronic Equipment & Instruments - 1.3%
FLIR Systems, Inc. (a)	293,200	7,365,184
HOUSEHOLD DURABLES - 0.6%
Household Appliances - 0.6%
iRobot Corp. (a)(d)	228,000	3,777,960
INDUSTRIAL CONGLOMERATES - 1.2%
Industrial Conglomerates - 1.2%
Textron, Inc.	427,800	7,302,546
MACHINERY - 0.7%
Construction & Farm Machinery & Heavy Trucks - 0.7%
Navistar International Corp. (a)	92,000	3,852,960

	Shares	Value
METALS & MINING - 2.4%
Steel - 2.4%
Allegheny Technologies, Inc.	130,600	$ 5,318,032
Carpenter Technology Corp.	269,400	8,354,094
		13,672,126
TRADING COMPANIES & DISTRIBUTORS - 0.9%
Trading Companies & Distributors - 0.9%
Kaman Corp.	249,700	5,336,089
TOTAL COMMON STOCKS (Cost $592,632,307)		579,096,458
Money Market Funds - 2.8%

Fidelity Cash Central Fund, 0.24% (b)	399,017	399,017
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c)	15,878,138	15,878,138
TOTAL MONEY MARKET FUNDS (Cost $16,277,155)		16,277,155
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $608,909,462)		595,373,613
NET OTHER ASSETS (LIABILITIES) - (2.8)%		(16,329,696)
NET ASSETS - 100%		$ 579,043,917
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,660
Fidelity Securities Lending Cash Central Fund	16,465
Total	$ 22,125
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At February 28, 2010, the Fund had a capital loss carryforward of approximately $137,484,877 of which $19,754,144 and $117,730,733 will expire on February 28, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

The Fund intends to elect to defer to its fiscal year ending February 28, 2011 approximately $7,460,909 of losses recognized during the period November 1, 2009 to February 28, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Defense and Aerospace Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $15,802,563) - See accompanying schedule: Unaffiliated issuers (cost $592,632,307)	$ 579,096,458
Fidelity Central Funds (cost $16,277,155)	16,277,155
Total Investments (cost $608,909,462)		$ 595,373,613
Receivable for investments sold		4,721,810
Receivable for fund shares sold		181,368
Dividends receivable		2,032,760
Distributions receivable from Fidelity Central Funds		3,604
Other receivables		2,112
Total assets		602,315,267

Liabilities
Payable for investments purchased	$ 4,195,180
Payable for fund shares redeemed	2,723,138
Accrued management fee	289,281
Other affiliated payables	165,236
Other payables and accrued expenses	20,377
Collateral on securities loaned, at value	15,878,138
Total liabilities		23,271,350

Net Assets		$ 579,043,917
Net Assets consist of:
Paid in capital		$ 707,144,307
Undistributed net investment income		2,121,023
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(116,683,679)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(13,537,734)
Net Assets, for 9,518,689 shares outstanding		$ 579,043,917
Net Asset Value, offering price and redemption price per share ($579,043,917 ÷ 9,518,689 shares)		$ 60.83

Statement of Operations

Six months ended August 31, 2010 (Unaudited)

Investment Income
Dividends		$ 5,031,871
Interest		1
Income from Fidelity Central Funds		22,125
Total income		5,053,997

Expenses
Management fee	$ 1,816,275
Transfer agent fees	897,249
Accounting and security lending fees	119,421
Custodian fees and expenses	12,268
Independent trustees' compensation	1,808
Registration fees	25,146
Audit	17,623
Legal	1,039
Interest	64
Miscellaneous	4,717
Total expenses before reductions	2,895,610
Expense reductions	(6,006)	2,889,604
Net investment income (loss)		2,164,393
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	30,938,047
Foreign currency transactions	(2,475)
Total net realized gain (loss)		30,935,572
Change in net unrealized appreciation (depreciation) on: Investment securities	(45,233,902)
Assets and liabilities in foreign currencies	(2,138)
Total change in net unrealized appreciation (depreciation)		(45,236,040)
Net gain (loss)		(14,300,468)
Net increase (decrease) in net assets resulting from operations		$ (12,136,075)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2010 (Unaudited)	Year ended February 28, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,164,393	$ 7,509,892
Net realized gain (loss)	30,935,572	(98,834,454)
Change in net unrealized appreciation (depreciation)	(45,236,040)	339,243,575
Net increase (decrease) in net assets resulting from operations	(12,136,075)	247,919,013
Distributions to shareholders from net investment income	(968,010)	(9,658,561)
Share transactions Proceeds from sales of shares	88,597,021	86,172,859
Reinvestment of distributions	926,496	9,247,495
Cost of shares redeemed	(106,483,786)	(160,886,627)
Net increase (decrease) in net assets resulting from share transactions	(16,960,269)	(65,466,273)
Redemption fees	13,116	10,302
Total increase (decrease) in net assets	(30,051,238)	172,804,481

Net Assets
Beginning of period	609,095,155	436,290,674
End of period (including undistributed net investment income of $2,121,023 and undistributed net investment income of $924,640, respectively)	$ 579,043,917	$ 609,095,155
Other Information Shares
Sold	1,330,607	1,573,333
Issued in reinvestment of distributions	13,508	168,852
Redeemed	(1,641,429)	(3,123,571)
Net increase (decrease)	(297,314)	(1,381,386)

Financial Highlights

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008 J	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 62.05	$ 38.96	$ 79.93	$ 84.46	$ 78.91	$ 67.18
Income from Investment Operations
Net investment income (loss) E	.22	.73 H	.58	.24	.08	.13
Net realized and unrealized gain (loss)	(1.34)	23.32	(36.29)	2.46	12.07	15.04
Total from investment operations	(1.12)	24.05	(35.71)	2.70	12.15	15.17
Distributions from net investment income	(.10)	(.96)	(.51)	(.14)	(.05)	(.11)
Distributions from net realized gain	-	-	(4.75)	(7.10)	(6.56)	(3.34)
Total distributions	(.10)	(.96)	(5.26)	(7.24)	(6.61)	(3.45)
Redemption fees added to paid in capital E	- K	- K	- K	.01	.01	.01
Net asset value, end of period	$ 60.83	$ 62.05	$ 38.96	$ 79.93	$ 84.46	$ 78.91
Total Return B, C, D	(1.83)%	62.05%	(47.61)%	2.80%	15.90%	23.02%
Ratios to Average Net Assets F, I
Expenses before reductions	.89% A	.95%	.88%	.87%	.92%	.97%
Expenses net of fee waivers, if any	.89% A	.95%	.88%	.87%	.92%	.97%
Expenses net of all reductions	.89% A	.94%	.88%	.87%	.92%	.95%
Net investment income (loss)	.67% A	1.39% H	.91%	.27%	.10%	.19%
Supplemental Data
Net assets, end of period (000 omitted)	$ 579,044	$ 609,095	$ 436,291	$ 1,207,867	$ 1,203,294	$ 902,049
Portfolio turnover rate G	56% A	70%	58%	57%	82%	50%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the former sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a special dividend which amounted to $.20 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.01%. IExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. JFor the year ended February 29. KAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Environment and Alternative Energy Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
United Technologies Corp.	8.6	0.0
3M Co.	6.6	0.0
Emerson Electric Co.	5.1	0.0
Iberdrola SA	4.6	0.0
Enel SpA	4.5	0.0
Archer Daniels Midland Co.	3.5	0.0
Danaher Corp.	3.5	0.0
Honeywell International, Inc.	3.3	0.0
Kansai Electric Power Co., Inc.	2.7	0.0
Waste Management, Inc.	2.6	4.7
	45.0
Asset Allocation (% of fund's net assets)
As of August 31, 2010
Energy Efficiency	25.1%
Environmental Support Services	17.3%
Pollution Control	2.3%
Renewable & Alternative Energy	37.2%
Waste Management & Technologies	8.6%
Water Infrastructure & Technologies	7.5%
All Others*	2.0%

As of February 28, 2010
Energy Efficiency	4.9%
Environmental Support Services	3.2%
Pollution Control	14.4%
Renewable & Alternative Energy	0.0%
Waste Management & Technologies	36.9%
Water Infrastructure & Technologies	31.2%
All Others*	9.4%

* Includes short-term investments and net other assets.

Semiannual Report

Environment and Alternative Energy Portfolio

Investments August 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
Energy Efficiency - 25.1%
American Superconductor Corp. (a)(d)	19,600	$ 527,044
BorgWarner, Inc. (a)	13,300	580,545
EMCOR Group, Inc. (a)	28,100	638,994
Emerson Electric Co.	60,600	2,826,990
Honeywell International, Inc.	46,900	1,833,321
Hubbell, Inc. Class B	14,300	643,214
International Rectifier Corp. (a)	100	1,835
Johnson Controls, Inc.	31,000	822,430
Owens Corning (a)	24,000	652,800
Regal-Beloit Corp.	11,900	658,308
United Technologies Corp.	73,100	4,766,852
TOTAL ENERGY EFFICIENCY		13,952,333
Environmental Support Services - 17.3%
3M Co.	47,000	3,691,850
Air Products & Chemicals, Inc.	16,700	1,236,301
Dover Corp.	4,300	192,468
Flowserve Corp.	8,900	795,482
Foster Wheeler Ag (a)	31,900	680,427
PPG Industries, Inc.	16,600	1,092,778
Praxair, Inc.	15,700	1,350,671
Tyco International Ltd.	16,600	618,848
TOTAL ENVIRONMENTAL SUPPORT SERVICES		9,658,825
Pollution Control - 2.3%
CLARCOR, Inc.	12,300	413,772
Thermo Fisher Scientific, Inc. (a)	20,700	871,884
TOTAL POLLUTION CONTROL		1,285,656
Renewable & Alternative Energy - 37.2%
Applied Materials, Inc.	28,800	299,232
Archer Daniels Midland Co.	63,500	1,954,530
centrotherm photovoltaics AG (a)(d)	13,000	551,892
China Agri-Industries Holding Ltd.	303,000	368,481
China High Speed Transmission Equipment Group Co. Ltd.	1,000	2,229
Cosan SA Industria e Comercio	25,100	323,843
DC Chemical Co. Ltd.	2,147	666,125
Dongfang Electric Corp. Ltd.	98,400	358,616
EDP Renovaveis SA (a)	296	1,647
Enel SpA	524,795	2,500,969
Energias de Portugal SA	346,003	1,052,500
First Solar, Inc. (a)(d)	9,100	1,163,435
Fortum Corp.	52,200	1,202,143
GT Solar International, Inc. (a)	79,700	616,081
Iberdrola SA	365,800	2,577,801
Kansai Electric Power Co., Inc.	59,500	1,525,387
MEMC Electronic Materials, Inc. (a)	60,100	618,429

	Shares	Value
NextEra Energy, Inc.	20,300	$ 1,090,719
Norsk Hydro ASA	127,100	605,641
Renewable Energy Corp. ASA (a)	400	1,031
Scottish & Southern Energy PLC	24,800	435,566
Tractebel Energia Sa	70,700	929,087
Vestas Wind Systems AS (a)	19,000	709,059
Wacker Chemie AG	7,600	1,153,025
TOTAL RENEWABLE & ALTERNATIVE ENERGY		20,707,468
Waste Management & Technologies - 8.6%
Ball Corp.	13,500	757,080
Clean Harbors, Inc. (a)	10,000	604,500
Republic Services, Inc.	41,300	1,215,459
Stericycle, Inc. (a)	11,460	750,630
Waste Management, Inc.	43,600	1,442,724
TOTAL WASTE MANAGEMENT & TECHNOLOGIES		4,770,393
Water Infrastructure & Technologies - 7.5%
American Water Works Co., Inc.	38,400	867,072
Ashland, Inc.	16,600	771,236
Danaher Corp.	53,600	1,947,288
Roper Industries, Inc.	10,200	592,416
TOTAL WATER INFRASTRUCTURE & TECHNOLOGIES		4,178,012
TOTAL COMMON STOCKS (Cost $53,054,247)		54,552,687
Cash Equivalents - 6.2%

Fidelity Cash Central Fund, 0.24% (b)	1,398,832	1,398,832
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c)	2,046,250	2,046,250
TOTAL CASH EQUIVALENTS (Cost $3,445,082)		3,445,082
TOTAL INVESTMENT PORTFOLIO - 104.2% (Cost $56,499,329)		57,997,769
NET OTHER ASSETS (LIABILITIES) - (4.2)%		(2,344,910)
NET ASSETS - 100%		$ 55,652,859
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,059
Fidelity Securities Lending Cash Central Fund	9,151
Total	$ 10,210
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	70.7%
Spain	4.6%
Italy	4.5%
Germany	3.1%
Japan	2.7%
Switzerland	2.3%
Brazil	2.3%
Finland	2.2%
Portugal	1.9%
Denmark	1.3%
Korea (South)	1.2%
Norway	1.1%
Others (Individually Less Than 1%)	2.1%
100.0%
Income Tax Information

At February 28, 2010, the Fund had a capital loss carryforward of approximately $11,226,215 of which $657,634, $3,645,934 and $6,922,647 will expire on February 28, 2015, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Environment and Alternative Energy Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,000,605) - See accompanying schedule: Unaffiliated issuers (cost $53,054,247)	$ 54,552,687
Fidelity Central Funds (cost $3,445,082)	3,445,082
Total Investments (cost $56,499,329)		$ 57,997,769
Receivable for fund shares sold		315,075
Dividends receivable		132,525
Distributions receivable from Fidelity Central Funds		2,249
Other receivables		19,120
Total assets		58,466,738

Liabilities
Payable for investments purchased	$ 558,532
Payable for fund shares redeemed	148,111
Accrued management fee	25,973
Other affiliated payables	14,511
Other payables and accrued expenses	20,502
Collateral on securities loaned, at value	2,046,250
Total liabilities		2,813,879

Net Assets		$ 55,652,859
Net Assets consist of:
Paid in capital		$ 65,044,669
Undistributed net investment income		74,780
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(10,965,098)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,498,508
Net Assets, for 3,697,032 shares outstanding		$ 55,652,859
Net Asset Value, offering price and redemption price per share ($55,652,859 ÷ 3,697,032 shares)		$ 15.05

Statement of Operations

Six months ended August 31, 2010 (Unaudited)

Investment Income
Dividends		$ 322,334
Interest		3
Income from Fidelity Central Funds		10,210
Total income		332,547

Expenses
Management fee	$ 140,143
Transfer agent fees	71,158
Accounting and security lending fees	10,131
Custodian fees and expenses	6,063
Independent trustees' compensation	140
Registration fees	15,032
Audit	17,231
Legal	1,509
Interest	155
Miscellaneous	1,322
Total expenses before reductions	262,884
Expense reductions	(5,171)	257,713
Net investment income (loss)		74,834
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,778,036
Foreign currency transactions	(19,814)
Total net realized gain (loss)		1,758,222
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,711,544)
Assets and liabilities in foreign currencies	68
Total change in net unrealized appreciation (depreciation)		(1,711,476)
Net gain (loss)		46,746
Net increase (decrease) in net assets resulting from operations		$ 121,580

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Environment and Alternative Energy Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2010 (Unaudited)	Year ended February 28, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 74,834	$ 379,310
Net realized gain (loss)	1,758,222	(1,394,609)
Change in net unrealized appreciation (depreciation)	(1,711,476)	14,891,963
Net increase (decrease) in net assets resulting from operations	121,580	13,876,664
Distributions to shareholders from net investment income	-	(428,453)
Share transactions Proceeds from sales of shares	16,483,950	21,183,763
Reinvestment of distributions	-	413,836
Cost of shares redeemed	(8,140,907)	(26,868,543)
Net increase (decrease) in net assets resulting from share transactions	8,343,043	(5,270,944)
Redemption fees	2,242	4,429
Total increase (decrease) in net assets	8,466,865	8,181,696

Net Assets
Beginning of period	47,185,994	39,004,298
End of period (including undistributed net investment income of $74,780 and accumulated net investment loss of $54, respectively)	$ 55,652,859	$ 47,185,994
Other Information Shares
Sold	1,065,758	1,547,962
Issued in reinvestment of distributions	-	27,084
Redeemed	(527,714)	(1,982,874)
Net increase (decrease)	538,044	(407,828)

Financial Highlights

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008 I	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 14.94	$ 10.94	$ 17.71	$ 17.21	$ 17.35	$ 13.80
Income from Investment Operations
Net investment income (loss) E	.02	.11	.06	.04	(.02)	(.02)
Net realized and unrealized gain (loss)	.09	4.03	(6.76)	.53	(.14)	3.55
Total from investment operations	.11	4.14	(6.70)	.57	(.16)	3.53
Distributions from net investment income	-	(.14)	(.07)	(.07)	-	-
Redemption fees added to paid in capital E	- J	- J	- J	- J	.02	.02
Net asset value, end of period	$ 15.05	$ 14.94	$ 10.94	$ 17.71	$ 17.21	$ 17.35
Total Return B, C, D	.74%	37.77%	(37.88)%	3.27%	(.81)%	25.72%
Ratios to Average Net Assets F, H
Expenses before reductions	1.05% A	1.08%	1.06%	1.08%	1.11%	1.40%
Expenses net of fee waivers, if any	1.05% A	1.08%	1.06%	1.08%	1.11%	1.25%
Expenses net of all reductions	1.03% A	1.08%	1.06%	1.07%	1.09%	1.16%
Net investment income (loss)	.30% A	.82%	.37%	.22%	(.12)%	(.14)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 55,653	$ 47,186	$ 39,004	$ 38,510	$ 46,377	$ 55,397
Portfolio turnover rate G	277% A	132%	107%	76%	224%	166%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the former sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. IFor the year ended February 29. JAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Industrial Equipment Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	17.4	10.7
United Technologies Corp.	7.2	7.6
Caterpillar, Inc.	6.7	4.0
Cummins, Inc.	3.8	3.7
3M Co.	3.7	6.3
Ingersoll-Rand Co. Ltd.	3.3	4.4
Raytheon Co.	3.1	2.6
Masco Corp.	2.9	2.3
Danaher Corp.	2.9	4.0
Fluor Corp.	2.3	1.3
	53.3
Top Industries (% of fund's net assets)
As of August 31, 2010
Machinery	28.0%
Industrial Conglomerates	22.6%
Aerospace & Defense	17.6%
Electrical Equipment	7.9%
Construction & Engineering	6.6%
All Others*	17.3%

As of February 28, 2010
Machinery	30.5%
Aerospace & Defense	25.0%
Industrial Conglomerates	18.7%
Electrical Equipment	7.3%
Building Products	4.2%
All Others*	14.3%

* Includes short-term investments and net other assets.

Semiannual Report

Industrial Equipment Portfolio

Investments August 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
AEROSPACE & DEFENSE - 17.6%
Aerospace & Defense - 17.6%
BE Aerospace, Inc. (a)	48,200	$ 1,298,990
Goodrich Corp.	35,300	2,417,344
Heico Corp. New Class A	25,775	790,262
Precision Castparts Corp.	31,400	3,553,852
Raytheon Co.	118,600	5,208,912
Spirit AeroSystems Holdings, Inc. Class A (a)	53,500	1,034,690
TransDigm Group, Inc.	25,200	1,458,828
Triumph Group, Inc.	22,500	1,493,550
United Technologies Corp.	182,500	11,900,825
		29,157,253
AUTO COMPONENTS - 0.9%
Auto Parts & Equipment - 0.9%
Autoliv, Inc.	9,200	498,088
Tenneco, Inc. (a)	19,500	482,040
TRW Automotive Holdings Corp. (a)	15,700	545,732
		1,525,860
BUILDING PRODUCTS - 6.0%
Building Products - 6.0%
A.O. Smith Corp.	21,000	1,078,350
Armstrong World Industries, Inc. (a)	22,600	888,180
Gibraltar Industries, Inc. (a)	93,100	707,560
Masco Corp.	459,933	4,824,697
Owens Corning (a)	52,900	1,438,880
Simpson Manufacturing Co. Ltd.	43,600	960,944
		9,898,611
COMMERCIAL SERVICES & SUPPLIES - 0.7%
Diversified Support Services - 0.7%
Cintas Corp.	42,900	1,093,521
CONSTRUCTION & ENGINEERING - 6.6%
Construction & Engineering - 6.6%
Dycom Industries, Inc. (a)	76,200	612,648
EMCOR Group, Inc. (a)	40,700	925,518
Fluor Corp.	87,300	3,898,818
Foster Wheeler Ag (a)	60,200	1,284,066
Granite Construction, Inc.	29,200	642,692
Jacobs Engineering Group, Inc. (a)	104,900	3,637,932
		11,001,674
ELECTRICAL EQUIPMENT - 7.9%
Electrical Components & Equipment - 7.9%
Acuity Brands, Inc.	52,100	2,018,354
Emerson Electric Co.	58,100	2,710,365
EnerSys (a)	136,200	3,005,934
Fushi Copperweld, Inc. (a)	80,000	656,000
General Cable Corp. (a)(d)	82,900	1,844,525
Regal-Beloit Corp.	25,400	1,405,128

	Shares	Value
Roper Industries, Inc.	25,000	$ 1,452,000
Saft Groupe SA	1	32
		13,092,338
ELECTRONIC EQUIPMENT & COMPONENTS - 0.7%
Electronic Equipment & Instruments - 0.7%
Agilent Technologies, Inc. (a)	18,100	488,157
FLIR Systems, Inc. (a)	28,800	723,456
		1,211,613
ENERGY EQUIPMENT & SERVICES - 0.6%
Oil & Gas Equipment & Services - 0.6%
National Oilwell Varco, Inc.	13,100	492,429
Schlumberger Ltd.	8,800	469,304
		961,733
HOUSEHOLD DURABLES - 1.4%
Household Appliances - 1.4%
Stanley Black & Decker, Inc.	42,202	2,263,715
INDUSTRIAL CONGLOMERATES - 22.6%
Industrial Conglomerates - 22.6%
3M Co.	77,700	6,103,335
General Electric Co.	1,998,955	28,944,867
Textron, Inc.	143,300	2,446,131
		37,494,333
MACHINERY - 28.0%
Construction & Farm Machinery & Heavy Trucks - 16.5%
Bucyrus International, Inc. Class A	37,000	2,127,130
Caterpillar, Inc.	170,300	11,096,748
Commercial Vehicle Group, Inc. (a)	128,800	1,169,504
Cummins, Inc.	85,700	6,376,937
Joy Global, Inc.	28,000	1,588,720
Navistar International Corp. (a)	33,300	1,394,604
PACCAR, Inc.	80,300	3,291,497
Tata Motors Ltd. sponsored ADR (d)	11,800	252,638
		27,297,778
Industrial Machinery - 11.5%
Blount International, Inc. (a)	86,000	996,740
Briggs & Stratton Corp.	37,900	687,885
Danaher Corp.	131,600	4,781,028
Dynamic Materials Corp.	43,900	600,552
Harsco Corp.	35,500	707,870
Ingersoll-Rand Co. Ltd.	167,400	5,445,522
Kennametal, Inc.	81,300	2,048,760
SmartHeat, Inc. (a)(d)	145,327	837,084
SPX Corp.	23,100	1,294,986
Weg SA	169,700	1,657,094
		19,057,521
TOTAL MACHINERY		46,355,299
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - 0.7%
Integrated Oil & Gas - 0.7%
Chevron Corp.	6,700	$ 496,872
Exxon Mobil Corp.	10,100	597,516
		1,094,388
PROFESSIONAL SERVICES - 1.0%
Human Resource & Employment Services - 1.0%
Towers Watson & Co.	37,900	1,701,710
ROAD & RAIL - 0.8%
Trucking - 0.8%
Arkansas Best Corp.	33,200	684,584
Frozen Food Express Industries, Inc. (a)	238,177	702,622
		1,387,206
TRADING COMPANIES & DISTRIBUTORS - 3.1%
Trading Companies & Distributors - 3.1%
Finning International, Inc.	92,700	1,790,968
Interline Brands, Inc. (a)	49,400	798,304
Mills Estruturas e Servicos de Engenharia SA (a)	59,000	540,853
Rush Enterprises, Inc. Class A (a)	165,700	2,103,562
		5,233,687
TRANSPORTATION INFRASTRUCTURE - 0.3%
Highways & Railtracks - 0.3%
Ecorodovias Infraestrutura e Logistica SA (a)	71,800	452,557
TOTAL COMMON STOCKS (Cost $162,652,973)		163,925,498
Money Market Funds - 1.6%
	Shares	Value
Fidelity Cash Central Fund, 0.24% (b)	1,104,914	$ 1,104,914
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c)	1,548,750	1,548,750
TOTAL MONEY MARKET FUNDS (Cost $2,653,664)		2,653,664
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $165,306,637)		166,579,162
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(896,475)
NET ASSETS - 100%		$ 165,682,687
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,340
Fidelity Securities Lending Cash Central Fund	9,708
Total	$ 12,048
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At February 28, 2010, the Fund had a capital loss carryforward of approximately $22,459,319 of which $15,456,118 and $7,003,201 will expire on February 28, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Industrial Equipment Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,510,810) - See accompanying schedule: Unaffiliated issuers (cost $162,652,973)	$ 163,925,498
Fidelity Central Funds (cost $2,653,664)	2,653,664
Total Investments (cost $165,306,637)		$ 166,579,162
Receivable for investments sold		1,226,244
Receivable for fund shares sold		166,672
Dividends receivable		217,674
Distributions receivable from Fidelity Central Funds		1,552
Other receivables		280
Total assets		168,191,584

Liabilities
Payable for investments purchased	$ 646,460
Payable for fund shares redeemed	171,836
Accrued management fee	81,032
Other affiliated payables	38,361
Other payables and accrued expenses	22,458
Collateral on securities loaned, at value	1,548,750
Total liabilities		2,508,897

Net Assets		$ 165,682,687
Net Assets consist of:
Paid in capital		$ 190,448,739
Undistributed net investment income		328,357
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(26,366,884)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,272,475
Net Assets, for 6,472,762 shares outstanding		$ 165,682,687
Net Asset Value, offering price and redemption price per share ($165,682,687 ÷ 6,472,762 shares)		$ 25.60

Statement of Operations

Six months ended August 31, 2010 (Unaudited)

Investment Income
Dividends		$ 1,045,712
Interest		1
Income from Fidelity Central Funds		12,048
Total income		1,057,761

Expenses
Management fee	$ 440,294
Transfer agent fees	192,498
Accounting and security lending fees	30,734
Custodian fees and expenses	11,584
Independent trustees' compensation	411
Registration fees	22,569
Audit	19,117
Legal	225
Miscellaneous	807
Total expenses before reductions	718,239
Expense reductions	(1,312)	716,927
Net investment income (loss)		340,834
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	10,120,115
Foreign currency transactions	(38,904)
Total net realized gain (loss)		10,081,211
Change in net unrealized appreciation (depreciation) on: Investment securities	(20,307,535)
Assets and liabilities in foreign currencies	2,241
Total change in net unrealized appreciation (depreciation)		(20,305,294)
Net gain (loss)		(10,224,083)
Net increase (decrease) in net assets resulting from operations		$ (9,883,249)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2010 (Unaudited)	Year ended February 28, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 340,834	$ 832,966
Net realized gain (loss)	10,081,211	(1,512,953)
Change in net unrealized appreciation (depreciation)	(20,305,294)	51,981,254
Net increase (decrease) in net assets resulting from operations	(9,883,249)	51,301,267
Distributions to shareholders from net investment income	(153,495)	(975,812)
Share transactions Proceeds from sales of shares	94,182,391	49,021,581
Reinvestment of distributions	147,054	954,775
Cost of shares redeemed	(38,987,168)	(27,195,052)
Net increase (decrease) in net assets resulting from share transactions	55,342,277	22,781,304
Redemption fees	8,722	1,867
Total increase (decrease) in net assets	45,314,255	73,108,626

Net Assets
Beginning of period	120,368,432	47,259,806
End of period (including undistributed net investment income of $328,357 and undistributed net investment income of $141,018, respectively)	$ 165,682,687	$ 120,368,432
Other Information Shares
Sold	3,318,497	2,390,272
Issued in reinvestment of distributions	5,022	43,393
Redeemed	(1,451,746)	(1,214,279)
Net increase (decrease)	1,871,773	1,219,386

Financial Highlights

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008 I	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 26.16	$ 13.98	$ 32.45	$ 31.50	$ 29.15	$ 26.85
Income from Investment Operations
Net investment income (loss) E	.06	.19	.33	.28	.18	.07
Net realized and unrealized gain (loss)	(.59)	12.22	(17.96)	2.73	2.59	4.02
Total from investment operations	(.53)	12.41	(17.63)	3.01	2.77	4.09
Distributions from net investment income	(.03)	(.23)	(.34)	(.23)	(.10)	(.02)
Distributions from net realized gain	-	-	(.50)	(1.83)	(.33)	(1.78)
Total distributions	(.03)	(.23)	(.84)	(2.06)	(.43)	(1.80)
Redemption fees added to paid in capital E	- J	- J	- J	- J	.01	.01
Net asset value, end of period	$ 25.60	$ 26.16	$ 13.98	$ 32.45	$ 31.50	$ 29.15
Total Return B, C, D	(2.04)%	89.06%	(55.46)%	9.25%	9.59%	16.17%
Ratios to Average Net Assets F, H
Expenses before reductions	.92% A	.95%	.90%	.88%	.99%	1.03%
Expenses net of fee waivers, if any	.92% A	.95%	.90%	.88%	.99%	1.03%
Expenses net of all reductions	.91% A	.94%	.90%	.88%	.98%	1.02%
Net investment income (loss)	.43% A	.87%	1.22%	.80%	.60%	.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 165,683	$ 120,368	$ 47,260	$ 169,045	$ 82,528	$ 74,770
Portfolio turnover rate G	88% A	74%	136%	92%	104%	40%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the former sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. IFor the year ended February 29. JAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Industrials Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	13.3	7.1
United Technologies Corp.	6.7	6.2
3M Co.	5.0	4.2
Union Pacific Corp.	4.6	4.5
Caterpillar, Inc.	4.0	1.0
Ingersoll-Rand Co. Ltd.	3.1	3.3
Danaher Corp.	3.0	3.0
Precision Castparts Corp.	2.8	2.2
Honeywell International, Inc.	2.8	3.3
Textron, Inc.	2.1	1.1
	47.4
Top Industries (% of fund's net assets)
As of August 31, 2010
Machinery	22.2%
Industrial Conglomerates	20.4%
Aerospace & Defense	18.7%
Road & Rail	7.8%
Electrical Equipment	6.4%
All Others*	24.5%

As of February 28, 2010
Machinery	22.6%
Aerospace & Defense	20.0%
Industrial Conglomerates	14.2%
Road & Rail	11.3%
Electrical Equipment	5.9%
All Others*	26.0%

* Includes short-term investments and net other assets.

Semiannual Report

Industrials Portfolio

Investments August 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
AEROSPACE & DEFENSE - 18.7%
Aerospace & Defense - 18.7%
BE Aerospace, Inc. (a)	113,999	$ 3,072,273
DigitalGlobe, Inc. (a)	100,298	3,076,140
Esterline Technologies Corp. (a)	40,864	1,879,744
Goodrich Corp.	65,558	4,489,412
Honeywell International, Inc.	224,000	8,756,160
Moog, Inc. Class A (a)	42,484	1,325,501
Precision Castparts Corp.	78,000	8,828,040
Raytheon Co.	82,977	3,644,350
TransDigm Group, Inc.	43,900	2,541,371
United Technologies Corp.	327,205	21,337,038
		58,950,029
AIR FREIGHT & LOGISTICS - 1.7%
Air Freight & Logistics - 1.7%
C.H. Robinson Worldwide, Inc.	81,072	5,268,869
AUTO COMPONENTS - 0.2%
Auto Parts & Equipment - 0.2%
Stoneridge, Inc. (a)	70,800	611,004
BUILDING PRODUCTS - 2.7%
Building Products - 2.7%
AAON, Inc.	20,217	448,615
Masco Corp.	444,556	4,663,392
Owens Corning (a)	129,026	3,509,507
		8,621,514
COMMERCIAL SERVICES & SUPPLIES - 5.1%
Diversified Support Services - 0.9%
Cintas Corp.	68,900	1,756,261
Iron Mountain, Inc.	59,200	1,200,576
		2,956,837
Environmental & Facility Services - 1.8%
Republic Services, Inc.	139,000	4,090,770
Stericycle, Inc. (a)	25,136	1,646,408
		5,737,178
Office Services & Supplies - 1.1%
Interface, Inc. Class A	76,210	977,012
Pitney Bowes, Inc.	92,700	1,783,548
Steelcase, Inc. Class A	99,100	615,411
		3,375,971
Security & Alarm Services - 1.3%
The Brink's Co.	50,624	955,275
The Geo Group, Inc. (a)	141,400	3,124,940
		4,080,215
TOTAL COMMERCIAL SERVICES & SUPPLIES		16,150,201
CONSTRUCTION & ENGINEERING - 4.7%
Construction & Engineering - 4.7%
EMCOR Group, Inc. (a)	35,000	795,900

	Shares	Value
Fluor Corp.	136,019	$ 6,074,609
Foster Wheeler Ag (a)	100,368	2,140,849
Jacobs Engineering Group, Inc. (a)	117,808	4,085,581
MYR Group, Inc. (a)	75,600	1,053,108
URS Corp. (a)	22,272	794,442
		14,944,489
ELECTRICAL EQUIPMENT - 6.4%
Electrical Components & Equipment - 6.1%
Acuity Brands, Inc.	19,950	772,863
AMETEK, Inc.	61,750	2,654,633
Cooper Industries PLC Class A	68,000	2,862,120
Emerson Electric Co.	123,650	5,768,273
Fushi Copperweld, Inc. (a)	238,403	1,954,905
General Cable Corp. (a)(d)	63,300	1,408,425
Regal-Beloit Corp.	45,102	2,495,043
Zumtobel AG	81,504	1,352,743
		19,269,005
Heavy Electrical Equipment - 0.3%
Alstom SA	21,863	1,043,014
TOTAL ELECTRICAL EQUIPMENT		20,312,019
ELECTRONIC EQUIPMENT & COMPONENTS - 0.3%
Electronic Equipment & Instruments - 0.3%
Agilent Technologies, Inc. (a)	39,300	1,059,921
HOUSEHOLD DURABLES - 1.0%
Household Appliances - 1.0%
Stanley Black & Decker, Inc.	60,065	3,221,887
INDUSTRIAL CONGLOMERATES - 20.4%
Industrial Conglomerates - 20.4%
3M Co.	201,503	15,828,061
General Electric Co.	2,889,307	41,837,163
Textron, Inc.	394,940	6,741,626
		64,406,850
MACHINERY - 22.2%
Construction & Farm Machinery & Heavy Trucks - 10.7%
Bucyrus International, Inc. Class A	44,606	2,564,399
Caterpillar, Inc.	195,947	12,767,907
Cummins, Inc.	84,658	6,299,402
Deere & Co.	25,157	1,591,683
MAN SE	12,147	1,045,215
Navistar International Corp. (a)	70,626	2,957,817
PACCAR, Inc.	152,883	6,266,674
Weichai Power Co. Ltd. (H Shares)	63,000	523,994
		34,017,091
Industrial Machinery - 11.5%
Actuant Corp. Class A	72,016	1,427,357
Danaher Corp.	260,784	9,474,283
Gardner Denver, Inc.	42,600	2,033,724
Harsco Corp.	56,807	1,132,732
Ingersoll-Rand Co. Ltd.	298,800	9,719,964
Common Stocks - continued
	Shares	Value
MACHINERY - CONTINUED
Industrial Machinery - continued
SmartHeat, Inc. (a)(d)	344,258	$ 1,982,926
SPX Corp.	68,800	3,856,928
Timken Co.	106,238	3,475,045
TriMas Corp. (a)	62,618	807,146
Weg SA	239,500	2,338,681
		36,248,786
TOTAL MACHINERY		70,265,877
PROFESSIONAL SERVICES - 2.8%
Human Resource & Employment Services - 1.8%
Manpower, Inc.	46,930	1,994,525
Towers Watson & Co.	82,005	3,682,025
		5,676,550
Research & Consulting Services - 1.0%
Equifax, Inc.	105,000	3,094,350
TOTAL PROFESSIONAL SERVICES		8,770,900
ROAD & RAIL - 7.8%
Railroads - 7.4%
CSX Corp.	77,940	3,888,427
Norfolk Southern Corp.	90,625	4,864,750
Union Pacific Corp.	200,762	14,643,580
		23,396,757
Trucking - 0.4%
Saia, Inc. (a)	98,600	1,152,634
TOTAL ROAD & RAIL		24,549,391
TRADING COMPANIES & DISTRIBUTORS - 3.5%
Trading Companies & Distributors - 3.5%
Finning International, Inc.	29,600	571,873
Interline Brands, Inc. (a)	148,554	2,400,633

	Shares	Value
Mills Estruturas e Servicos de Engenharia SA (a)	280,000	$ 2,566,760
Rush Enterprises, Inc. Class A (a)	421,789	5,354,611
WESCO International, Inc. (a)	4,200	135,576
		11,029,453
TRANSPORTATION INFRASTRUCTURE - 0.1%
Highways & Railtracks - 0.1%
Ecorodovias Infraestrutura e Logistica SA (a)	49,900	314,521
TOTAL COMMON STOCKS (Cost $295,355,934)		308,476,925
Money Market Funds - 3.0%

Fidelity Cash Central Fund, 0.24% (b)	7,257,920	7,257,920
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c)	2,155,675	2,155,675
TOTAL MONEY MARKET FUNDS (Cost $9,413,595)		9,413,595
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $304,769,529)		317,890,520
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(1,775,338)
NET ASSETS - 100%		$ 316,115,182
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,645
Fidelity Securities Lending Cash Central Fund	60,763
Total	$ 69,408
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At February 28, 2010, the Fund had a capital loss carryforward of approximately $15,655,060 of which $12,506,212 and $3,148,848 will expire on February 28, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Industrials Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,149,707) - See accompanying schedule: Unaffiliated issuers (cost $295,355,934)	$ 308,476,925
Fidelity Central Funds (cost $9,413,595)	9,413,595
Total Investments (cost $304,769,529)		$ 317,890,520
Receivable for investments sold		2,145,654
Receivable for fund shares sold		163,380
Dividends receivable		601,640
Distributions receivable from Fidelity Central Funds		4,545
Other receivables		2,284
Total assets		320,808,023

Liabilities
Payable for investments purchased	$ 2,027,725
Payable for fund shares redeemed	255,987
Accrued management fee	151,906
Other affiliated payables	77,447
Other payables and accrued expenses	24,101
Collateral on securities loaned, at value	2,155,675
Total liabilities		4,692,841

Net Assets		$ 316,115,182
Net Assets consist of:
Paid in capital		$ 311,380,848
Undistributed net investment income		654,458
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(9,040,210)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		13,120,086
Net Assets, for 17,193,146 shares outstanding		$ 316,115,182
Net Asset Value, offering price and redemption price per share ($316,115,182 ÷ 17,193,146 shares)		$ 18.39

Statement of Operations

Six months ended August 31, 2010 (Unaudited)

Investment Income
Dividends		$ 2,053,514
Interest		1
Income from Fidelity Central Funds		69,408
Total income		2,122,923

Expenses
Management fee	$ 853,426
Transfer agent fees	415,472
Accounting and security lending fees	59,810
Custodian fees and expenses	24,628
Independent trustees' compensation	806
Registration fees	18,488
Audit	17,285
Legal	461
Miscellaneous	1,583
Total expenses before reductions	1,391,959
Expense reductions	(8,015)	1,383,944
Net investment income (loss)		738,979
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	9,474,396
Foreign currency transactions	(51,203)
Total net realized gain (loss)		9,423,193
Change in net unrealized appreciation (depreciation) on: Investment securities	(18,820,069)
Assets and liabilities in foreign currencies	(714)
Total change in net unrealized appreciation (depreciation)		(18,820,783)
Net gain (loss)		(9,397,590)
Net increase (decrease) in net assets resulting from operations		$ (8,658,611)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2010 (Unaudited)	Year ended February 28, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 738,979	$ 1,337,208
Net realized gain (loss)	9,423,193	17,902,902
Change in net unrealized appreciation (depreciation)	(18,820,783)	71,578,895
Net increase (decrease) in net assets resulting from operations	(8,658,611)	90,819,005
Distributions to shareholders from net investment income	(301,188)	(1,344,452)
Share transactions Proceeds from sales of shares	131,735,879	152,810,869
Reinvestment of distributions	294,759	1,313,478
Cost of shares redeemed	(60,260,941)	(73,864,430)
Net increase (decrease) in net assets resulting from share transactions	71,769,697	80,259,917
Redemption fees	18,366	10,490
Total increase (decrease) in net assets	62,828,264	169,744,960

Net Assets
Beginning of period	253,286,918	83,541,958
End of period (including undistributed net investment income of $654,458 and undistributed net investment income of $216,667, respectively)	$ 316,115,182	$ 253,286,918
Other Information Shares
Sold	6,551,841	10,033,014
Issued in reinvestment of distributions	14,219	79,541
Redeemed	(3,148,700)	(4,595,193)
Net increase (decrease)	3,417,360	5,517,362

Financial Highlights

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008 I	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 18.39	$ 10.12	$ 20.50	$ 20.70	$ 20.97	$ 19.21
Income from Investment Operations
Net investment income (loss) E	.05	.11	.18	.11	.14	.06
Net realized and unrealized gain (loss)	(.03)	8.27	(10.35)	1.40	1.55	3.06
Total from investment operations	.02	8.38	(10.17)	1.51	1.69	3.12
Distributions from net investment income	(.02)	(.11)	(.15)	(.09)	(.08)	(.05)
Distributions from net realized gain	-	-	(.06)	(1.62)	(1.89)	(1.32)
Total distributions	(.02)	(.11)	(.21)	(1.71)	(1.97)	(1.37)
Redemption fees added to paid in capital E	- J	- J	- J	- J	.01	.01
Net asset value, end of period	$ 18.39	$ 18.39	$ 10.12	$ 20.50	$ 20.70	$ 20.97
Total Return B, C, D	.10%	82.95%	(49.92)%	7.14%	8.34%	17.23%
Ratios to Average Net Assets F, H
Expenses before reductions	.91% A	.97%	1.00%	1.00%	1.10%	1.12%
Expenses net of fee waivers, if any	.91% A	.97%	1.00%	1.00%	1.10%	1.12%
Expenses net of all reductions	.91% A	.97%	.99%	.99%	1.09%	1.07%
Net investment income (loss)	.49% A	.71%	1.08%	.49%	.66%	.34%
Supplemental Data
Net assets, end of period (000 omitted)	$ 316,115	$ 253,287	$ 83,542	$ 124,443	$ 76,011	$ 83,680
Portfolio turnover rate G	103% A	106%	132%	108%	185%	168%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the former sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. IFor the year ended February 29. JAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Transportation Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
United Parcel Service, Inc. Class B	21.3	4.5
Union Pacific Corp.	17.2	16.9
CSX Corp.	8.7	9.0
Norfolk Southern Corp.	5.3	3.1
C.H. Robinson Worldwide, Inc.	4.5	0.0
Delta Air Lines, Inc.	3.9	6.8
Vitran Corp., Inc.	3.6	3.0
UAL Corp.	3.3	6.9
Quality Distribution, Inc.	3.0	5.6
Southwest Airlines Co.	2.8	4.9
	73.6
Top Industries (% of fund's net assets)
As of August 31, 2010
Road & Rail	46.0%
Air Freight & Logistics	29.4%
Airlines	19.5%
Marine	2.2%
Machinery	0.5%
All Others*	2.4%

As of February 28, 2010
Road & Rail	49.1%
Airlines	43.7%
Air Freight & Logistics	6.0%
Marine	0.3%
Machinery	0.2%
All Others*	0.7%

* Includes short-term investments and net other assets.

Semiannual Report

Transportation Portfolio

Investments August 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
AIR FREIGHT & LOGISTICS - 29.4%
Air Freight & Logistics - 29.4%
Air Transport Services Group, Inc. (a)	300,408	$ 1,384,881
Atlas Air Worldwide Holdings, Inc. (a)	70,600	3,059,804
C.H. Robinson Worldwide, Inc.	220,996	14,362,530
Dart Group PLC	2,337,217	2,419,914
Dynamex, Inc. (a)	110,515	1,354,914
Expeditors International of Washington, Inc.	7,000	277,130
FedEx Corp.	13,800	1,077,090
United Parcel Service, Inc. Class B	1,056,900	67,430,218
UTI Worldwide, Inc.	130,900	1,833,909
		93,200,390
AIRLINES - 19.5%
Airlines - 19.5%
AirTran Holdings, Inc. (a)	310,900	1,402,159
Alaska Air Group, Inc. (a)	105,400	4,661,842
Continental Airlines, Inc. Class B (a)	336,640	7,520,538
Delta Air Lines, Inc. (a)	1,170,302	12,241,359
Hawaiian Holdings, Inc. (a)	157,624	772,358
Pinnacle Airlines Corp. (a)	109,800	521,550
Republic Airways Holdings, Inc. (a)(d)	656,900	4,618,007
SkyWest, Inc.	422,600	5,383,924
Southwest Airlines Co.	816,400	9,021,220
UAL Corp. (a)(d)	498,804	10,569,657
US Airways Group, Inc. (a)(d)	566,000	5,116,640
		61,829,254
AUTO COMPONENTS - 0.0%
Auto Parts & Equipment - 0.0%
Wescast Industries, Inc. Class A (sub. vtg.) (a)	10,100	56,929
MACHINERY - 0.5%
Construction & Farm Machinery & Heavy Trucks - 0.5%
Accuride Corp. (a)	115,700	127,270
ASL Marine Holdings Ltd.	893,000	569,776
Wabash National Corp. (a)	152,435	934,427
		1,631,473
MARINE - 2.2%
Marine - 2.2%
Alexander & Baldwin, Inc.	67,600	2,287,584
Horizon Lines, Inc. Class A (d)	823,348	3,285,159
Kirby Corp. (a)	7,200	265,176
Navios Maritime Acquisition Corp. (a)	185,600	1,057,920
		6,895,839
OIL, GAS & CONSUMABLE FUELS - 0.1%
Oil & Gas Storage & Transport - 0.1%
K-Sea Transportation Partners LP	66,800	297,260

	Shares	Value
ROAD & RAIL - 46.0%
Railroads - 31.6%
CSX Corp.	551,373	$ 27,507,999
Kansas City Southern (a)	22,100	741,897
Norfolk Southern Corp.	311,200	16,705,216
RailAmerica, Inc.	50,200	500,996
Union Pacific Corp.	747,368	54,513,022
		99,969,130
Trucking - 14.4%
Arkansas Best Corp.	263,200	5,427,184
Avis Budget Group, Inc. (a)	24,200	220,704
Con-way, Inc.	239,000	6,264,190
Contrans Group, Inc.:
(sub. vtg.) (f)	12,800	97,358
Class A	86,200	655,645
Dollar Thrifty Automotive Group, Inc. (a)	5,800	272,832
Frozen Food Express Industries, Inc. (a)	299,429	883,316
Hertz Global Holdings, Inc. (a)	79,700	678,247
J.B. Hunt Transport Services, Inc.	82,100	2,687,954
Landstar System, Inc.	94,300	3,392,914
Quality Distribution, Inc. (a)(e)	2,014,532	9,407,864
Ryder System, Inc.	13,100	502,647
Saia, Inc. (a)	123,000	1,437,870
US 1 Industries, Inc. (a)	800	776
USA Truck, Inc. (a)	130,700	1,730,468
Vitran Corp., Inc. (a)(e)	1,260,025	11,466,233
YRC Worldwide, Inc. (a)	2,375,000	593,750
		45,719,952
TOTAL ROAD & RAIL		145,689,082
SPECIALTY RETAIL - 0.3%
Automotive Retail - 0.3%
TravelCenters of America LLC (a)	282,840	899,431
TRANSPORTATION INFRASTRUCTURE - 0.5%
Airport Services - 0.5%
Avantair, Inc. (a)	740,073	1,739,172
TOTAL COMMON STOCKS (Cost $317,393,088)		312,238,830
Money Market Funds - 4.7%
	Shares	Value
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c) (Cost $14,810,435)	14,810,435	$ 14,810,435
TOTAL INVESTMENT PORTFOLIO - 103.2% (Cost $332,203,523)		327,049,265
NET OTHER ASSETS (LIABILITIES) - (3.2)%		(10,167,058)
NET ASSETS - 100%		$ 316,882,207
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $97,358 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,281
Fidelity Securities Lending Cash Central Fund	76,180
Total	$ 85,461
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Quality Distribution, Inc.	$ 6,070,934	$ 3,363,121	$ -	$ -	$ 9,407,864
Vitran Corp., Inc.	3,186,452	11,598,068	-	-	11,466,233
Total	$ 9,257,386	$ 14,961,189	$ -	$ -	$ 20,874,097
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At February 28, 2010, the Fund had a capital loss carryforward of approximately $17,240,109 of which $4,423,937 and $12,816,172 will expire on February 28, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Transportation Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $14,649,887) - See accompanying schedule: Unaffiliated issuers (cost $294,877,687)	$ 291,364,733
Fidelity Central Funds (cost $14,810,435)	14,810,435
Other affiliated issuers (cost $22,515,401)	20,874,097
Total Investments (cost $332,203,523)		$ 327,049,265
Cash		771
Receivable for investments sold		6,310,853
Receivable for fund shares sold		998,936
Dividends receivable		1,103,238
Distributions receivable from Fidelity Central Funds		29,213
Other receivables		6,623
Total assets		335,498,899

Liabilities
Payable for fund shares redeemed	2,351,935
Accrued management fee	156,355
Notes payable	1,205,000
Other affiliated payables	72,297
Other payables and accrued expenses	20,670
Collateral on securities loaned, at value	14,810,435
Total liabilities		18,616,692

Net Assets		$ 316,882,207
Net Assets consist of:
Paid in capital		$ 334,588,591
Undistributed net investment income		877,012
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(13,429,138)
Net unrealized appreciation (depreciation) on investments		(5,154,258)
Net Assets, for 7,026,342 shares outstanding		$ 316,882,207
Net Asset Value, offering price and redemption price per share ($316,882,207 ÷ 7,026,342 shares)		$ 45.10

Statement of Operations

Six months ended August 31, 2010 (Unaudited)

Investment Income
Dividends		$ 2,008,949
Income from Fidelity Central Funds		85,461
Total income		2,094,410

Expenses
Management fee	$ 750,508
Transfer agent fees	328,396
Accounting and security lending fees	53,843
Custodian fees and expenses	13,767
Independent trustees' compensation	622
Registration fees	51,932
Audit	17,230
Legal	276
Interest	848
Miscellaneous	990
Total expenses before reductions	1,218,412
Expense reductions	(18,684)	1,199,728
Net investment income (loss)		894,682
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	11,453,780
Foreign currency transactions	21,820
Total net realized gain (loss)		11,475,600
Change in net unrealized appreciation (depreciation) on investment securities		(22,007,127)
Net gain (loss)		(10,531,527)
Net increase (decrease) in net assets resulting from operations		$ (9,636,845)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2010 (Unaudited)	Year ended February 28, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 894,682	$ 759,940
Net realized gain (loss)	11,475,600	(13,777,085)
Change in net unrealized appreciation (depreciation)	(22,007,127)	59,150,819
Net increase (decrease) in net assets resulting from operations	(9,636,845)	46,133,674
Distributions to shareholders from net investment income	(45,934)	(803,963)
Distributions to shareholders from net realized gain	-	(42,688)
Total distributions	(45,934)	(846,651)
Share transactions Proceeds from sales of shares	368,041,679	64,949,271
Reinvestment of distributions	43,515	822,278
Cost of shares redeemed	(149,481,082)	(82,931,981)
Net increase (decrease) in net assets resulting from share transactions	218,604,112	(17,160,432)
Redemption fees	119,010	9,849
Total increase (decrease) in net assets	209,040,343	28,136,440

Net Assets
Beginning of period	107,841,864	79,705,424
End of period (including undistributed net investment income of $877,012 and undistributed net investment income of $28,264, respectively)	$ 316,882,207	$ 107,841,864
Other Information Shares
Sold	7,677,292	1,857,783
Issued in reinvestment of distributions	885	22,055
Redeemed	(3,219,094)	(2,649,455)
Net increase (decrease)	4,459,083	(769,617)

Financial Highlights

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008 J	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 42.01	$ 23.89	$ 44.34	$ 53.00	$ 50.22	$ 42.08
Income from Investment Operations
Net investment income (loss) E	.16	.29	.29	.19 H	.04	.17
Net realized and unrealized gain (loss)	2.92	18.21	(19.29)	(4.66)	3.72	8.99
Total from investment operations	3.08	18.50	(19.00)	(4.47)	3.76	9.16
Distributions from net investment income	(.01)	(.36)	(.25)	(.07)	(.02)	(.10)
Distributions from net realized gain	-	(.02)	(1.21)	(4.13)	(1.01)	(.96)
Total distributions	(.01)	(.38)	(1.46)	(4.20)	(1.03)	(1.06)
Redemption fees added to paid in capital E	.02	- K	.01	.01	.05	.04
Net asset value, end of period	$ 45.10	$ 42.01	$ 23.89	$ 44.34	$ 53.00	$ 50.22
Total Return B, C, D	7.38%	77.62%	(44.20)%	(8.89)%	7.65%	22.24%
Ratios to Average Net Assets F, I
Expenses before reductions	.91% A	1.03%	1.03%	.99%	1.03%	1.13%
Expenses net of fee waivers, if any	.91% A	1.03%	1.03%	.99%	1.03%	1.13%
Expenses net of all reductions	.90% A	1.00%	1.03%	.99%	1.02%	1.11%
Net investment income (loss)	.67% A	.90%	.79%	.36% H	.09%	.40%
Supplemental Data
Net assets, end of period (000 omitted)	$ 316,882	$ 107,842	$ 79,705	$ 92,432	$ 105,027	$ 103,927
Portfolio turnover rate G	146% A	265%	81%	84%	133%	142%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the former sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a special dividend which amounted to $.08 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .21%. IExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. JFor the year ended February 29. KAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2010 (Unaudited)

1. Organization.

Air Transportation Portfolio, Defense and Aerospace Portfolio, Environmental and Alternative Energy Portfolio (formerly Environmental Portfolio), Industrial Equipment Portfolio, Industrials Portfolio, and Transportation Portfolio (the Funds) are non-diversified funds of Fidelity Select Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. Each Fund is authorized to issue an unlimited number of shares.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund uses independent pricing services approved by the Board of Trustees to value their investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value each Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year each Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, deferred trustees compensation, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Air Transportation Portfolio	$ 141,251,218	$ 12,669,677	$ (8,019,976)	$ 4,649,701
Defense and Aerospace Portfolio	611,776,066	65,768,065	(82,170,518)	(16,402,453)
Environment and Alternative Energy Portfolio	56,503,338	2,250,579	(756,148)	1,494,431
Industrial Equipment Portfolio	177,888,673	11,366,715	(22,676,226)	(11,309,511)
Industrials Portfolio	307,378,959	32,225,303	(21,713,742)	10,511,561
Transportation Portfolio	340,010,228	11,845,074	(24,806,037)	(12,960,963)

Trading (Redemption) Fees. Shares held by investors in the Funds less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

4. Operating Policies.

Restricted Securities. Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Air Transportation Portfolio	170,264,303	122,505,288
Defense and Aerospace Portfolio	176,546,690	187,355,686
Environment and Alternative Energy Portfolio	76,549,191	68,135,909
Industrial Equipment Portfolio	122,581,907	67,131,751
Industrials Portfolio	222,295,337	150,313,668
Transportation Portfolio	397,326,170	181,591,336

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Air Transportation Portfolio	.30%	.26%	.56%
Defense and Aerospace Portfolio	.30%	.26%	.56%
Environment and Alternative Energy Portfolio	.30%	.26%	.56%
Industrial Equipment Portfolio	.30%	.26%	.56%
Industrials Portfolio	.30%	.26%	.56%
Transportation Portfolio	.30%	.26%	.56%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Air Transportation Portfolio	.24%
Defense and Aerospace Portfolio	.28%
Environment and Alternative Energy Portfolio	.28%
Industrial Equipment Portfolio	.25%
Industrials Portfolio	.27%
Transportation Portfolio	.25%

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were as follows:

Amount
Air Transportation Portfolio	$ 2,817
Defense and Aerospace Portfolio	2,504
Environment and Alternative Energy Portfolio	861
Industrial Equipment Portfolio	3,572
Industrials Portfolio	4,240
Transportation Portfolio	12,290

7. Interfund Lending Program.

Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Defense and Aerospace Portfolio	Borrower	$ 5,011,000.46%		$ 64
Transportation Portfolio	Borrower	6,694,200.46%		848

8. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Air Transportation Portfolio	$ 232
Defense and Aerospace Portfolio	1,276
Environment and Alternative Energy Portfolio	97
Industrial Equipment Portfolio	277
Industrials Portfolio	562
Transportation Portfolio	370

During the period, there were no borrowings on this line of credit.

9. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is

Semiannual Report

9. Security Lending - continued

determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to:

Air Transportation Portfolio	$ 12,906
Defense and Aerospace Portfolio	16,465
Environment and Alternative Energy Portfolio	9,151
Industrial Equipment Portfolio	9,708
Industrials Portfolio	60,763
Transportation Portfolio	76,180

10. Bank Borrowings.

Each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. Each Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. At period end, there were no bank borrowings outstanding. Each applicable Fund's activity in this program during the period for which loans were outstanding was as follows:

	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Environment and Alternative Energy Portfolio	$ 8,214,000.68%		$ 155

11. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of certain Funds provided services to these Funds in addition to trade execution. These services included payments of expenses on behalf of each applicable Fund. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service reduction	Custody expense reduction
Air Transportation Portfolio	$ 12,243	$ -
Defense and Aerospace Portfolio	6,006	-
Environment and Alternative Energy Portfolio	5,171	-
Industrial Equipment Portfolio	1,312	-
Industrials Portfolio	8,015	-
Transportation Portfolio	18,657	27

12. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Proxy Voting Results

A special meeting of Environment and Alternative Energy Portfolio shareholders was held on June 15, 2010. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1A
To modify the fund's fundamental "invests primarily" policy (the investment policy concerning the fund's primary investments).
	# of Votes	% of Votes
Affirmative	24,505,594.91	92.016
Against	976,690.69	3.667
Abstain	1,149,786.67	4.317
TOTAL	26,632,072.27	100.000
PROPOSAL 1B
To modify the fund's fundamental concentration policy.
Affirmative	24,246,009.81	91.081
Against	1,138,600.64	4.275
Abstain	1,247,461.82	4.644
TOTAL	26,632,072.27	100.000

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Air Transportation Portfolio
Defense and Aerospace Portfolio
Environment and Alternative Energy Portfolio (formerly known as Environmental Portfolio)
Industrials Portfolio
Industrial Equipment Portfolio
Transportation Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of fund shareholders and that the compensation to be received by Fidelity under the management contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of each fund.

Resources Dedicated to Investment Management and Support Services. The Board and the equity research subcommittee of the Board's Fund Oversight Committee reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. The Board noted FMR's continued focus on strengthening the organization and discipline of equity portfolio management and research.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance, as well as each fund's relative investment performance measured over multiple periods against a third-party-sponsored index (or a proprietary custom index, in the case of Environment and Alternative Energy Portfolio) that reflects the market sector in which the fund invests. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare any of the funds' performance.

For each of Air Transportation Portfolio, Defense and Aerospace Portfolio, Industrials Portfolio, Industrial Equipment Portfolio and Transportation Portfolio, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, the fund's cumulative total returns and the cumulative total returns of a third-party-sponsored index ("benchmark").

For Environment and Alternative Energy Portfolio, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, the fund's cumulative total returns and the cumulative total returns of a proprietary custom index ("benchmark"). The fund's proprietary custom index is an index developed and periodically revised by FMR that is a market-capitalization weighted index of securities that meet the fund's 80% name test.

Air Transportation Portfolio

The Board noted that the investment performance of the fund compared favorably to its benchmark for the three- and five-year periods, although the fund's one-year cumulative total return was lower than its benchmark. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Defense and Aerospace Portfolio

The Board noted that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the fund's one-year cumulative total return compared favorably to its benchmark. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Environment and Alternative Energy Portfolio

The Board noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions that have been taken by FMR to improve the fund's below-benchmark performance. The Board noted that this fund had underperformed in the previous year and discussed with FMR its disappointment with the continued underperformance of the fund. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund. The Board also noted that in June 2010 shareholders approved repositioning the fund to broaden its investment focus to include an emphasis on alternative and renewable energy, which will provide shareholders with broader investment opportunities.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Industrials Portfolio

The Board noted that the investment performance of the fund compared favorably to its benchmark for all the periods shown. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Industrial Equipment Portfolio

The Board noted that the investment performance of the fund compared favorably to its benchmark for all the periods shown. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Transportation Portfolio

The Board noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions that have been taken by FMR to improve the fund's below-benchmark performance. The Board noted that this fund had underperformed in the previous year and discussed with FMR its disappointment with the continued underperformance of the fund. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 8% means that 92% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Air Transportation Portfolio

Defense and Aerospace Portfolio

Semiannual Report

Environment and Alternative Energy Portfolio

Industrials Portfolio

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Industrial Equipment Portfolio

Transportation Portfolio

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of each fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund's total expenses ranked below its competitive median for 2009.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Semiannual Report

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that each fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year and length of portfolio manager tenure for different categories of funds over time; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, the rationale for the compensation structure, and how the compensation structure provides appropriate performance incentives; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) management and other fees paid by FMR to affiliated sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds; (vii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; (viii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (ix) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

Corporate Headquarters

82 Devonshire Street
Boston, MA 02109
1-800-544-8888

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

SELCI-USAN-1010
1.813659.105

Fidelity®
Select Portfolios®
Health Care Sector

Biotechnology Portfolio

Health Care Portfolio

Medical Delivery Portfolio

Medical Equipment and Systems Portfolio

Pharmaceuticals Portfolio

Semiannual Report

August 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>
Shareholder Expense Example	<Click Here>
Biotechnology Portfolio	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Health Care Portfolio	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Medical Delivery Portfolio	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Medical Equipment and Systems Portfolio	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Pharmaceuticals Portfolio	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes to Financial Statements	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

A yearlong uptrend in global equity markets reversed course in late April 2010 when investor sentiment turned bearish due in great measure to concern that Europe's debt crisis would expand and slow or derail economic recovery. However, a bounceback in July helped to recover some of the ground that was lost. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2010 to August 31, 2010).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value March 1, 2010	Ending Account Value August 31, 2010	Expenses Paid During Period* March 1, 2010 to August 31, 2010
Biotechnology Portfolio	.88%
Actual		$ 1,000.00	$ 913.80	$ 4.24
HypotheticalA		$ 1,000.00	$ 1,020.77	$ 4.48
Health Care Portfolio	.83%
Actual		$ 1,000.00	$ 920.70	$ 4.02
HypotheticalA		$ 1,000.00	$ 1,021.02	$ 4.23
Medical Delivery Portfolio	.90%
Actual		$ 1,000.00	$ 881.50	$ 4.27
HypotheticalA		$ 1,000.00	$ 1,020.67	$ 4.58
Medical Equipment and Systems Portfolio	.87%
Actual		$ 1,000.00	$ 870.00	$ 4.10
HypotheticalA		$ 1,000.00	$ 1,020.82	$ 4.43
Pharmaceuticals Portfolio	.95%
Actual		$ 1,000.00	$ 990.50	$ 4.77
HypotheticalA		$ 1,000.00	$ 1,020.42	$ 4.84

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Biotechnology Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Gilead Sciences, Inc.	12.9	8.0
Amgen, Inc.	12.0	17.3
Alexion Pharmaceuticals, Inc.	7.2	6.3
Genzyme Corp.	6.2	4.3
United Therapeutics Corp.	5.2	4.2
Acorda Therapeutics, Inc.	3.7	4.6
Vertex Pharmaceuticals, Inc.	3.7	4.6
Human Genome Sciences, Inc.	3.3	2.9
Dendreon Corp.	2.9	3.6
Auxilium Pharmaceuticals, Inc.	2.7	3.0
	59.8
Top Industries (% of fund's net assets)
As of August 31, 2010
Biotechnology	92.8%
Pharmaceuticals	6.8%
Health Care Equipment & Supplies	0.1%
All Others*	0.3%

As of February 28, 2010
Biotechnology	91.9%
Pharmaceuticals	7.3%
Health Care Equipment & Supplies	0.4%
All Others*	0.4%

* Includes short-term investments and net other assets.

Semiannual Report

Biotechnology Portfolio

Investments August 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
BIOTECHNOLOGY - 92.5%
Biotechnology - 92.5%
Acadia Pharmaceuticals, Inc. (a)	169,688	$ 171,385
Acorda Therapeutics, Inc. (a)	1,197,484	36,068,218
Affymax, Inc. (a)	82,804	465,358
Alexion Pharmaceuticals, Inc. (a)	1,236,630	69,832,496
Alkermes, Inc. (a)	779,658	10,338,265
Allos Therapeutics, Inc. (a)(d)	2,141,799	7,817,566
Alnylam Pharmaceuticals, Inc. (a)(d)	273,302	3,744,237
AMAG Pharmaceuticals, Inc. (a)(d)	233,477	5,883,620
Amgen, Inc. (a)	2,295,162	117,145,068
Amylin Pharmaceuticals, Inc. (a)(d)	785,403	16,132,178
Antigenics, Inc. (a)(d)	394,100	303,457
Antigenics, Inc. warrants 1/9/18 (a)(f)	1,548,000	736,813
Arena Pharmaceuticals, Inc. (a)(d)	981,980	6,392,690
ArQule, Inc. (a)	659,034	3,440,157
AVEO Pharmaceuticals, Inc.	47,300	412,456
Biogen Idec, Inc. (a)	413,487	22,245,601
BioMarin Pharmaceutical, Inc. (a)	1,095,562	22,228,953
Catalyst Pharmaceutical Partners, Inc. (a)(e)	1,281,432	1,396,761
Celera Corp. (a)	88,956	587,110
Celgene Corp. (a)	219,578	11,312,659
Cephalon, Inc. (a)	369,361	20,909,526
Cepheid, Inc. (a)	478,300	7,035,793
Clinical Data, Inc. (a)(d)	593,113	8,867,039
Cubist Pharmaceuticals, Inc. (a)	18,808	414,340
Dendreon Corp. (a)(d)	788,122	28,246,292
Dynavax Technologies Corp. (a)	450,400	729,648
Enzon Pharmaceuticals, Inc. (a)(d)	72,300	741,798
Exelixis, Inc. (a)	339,168	1,003,937
Genomic Health, Inc. (a)(d)	18,700	270,402
Genzyme Corp. (a)	864,265	60,593,619
Gilead Sciences, Inc. (a)	3,937,515	125,449,231
Halozyme Therapeutics, Inc. (a)	864,500	6,604,780
Human Genome Sciences, Inc. (a)	1,092,859	31,791,268
Idenix Pharmaceuticals, Inc. (a)(d)	1,164,228	6,997,010
ImmunoGen, Inc. (a)	97,900	524,744
Incyte Corp. (a)(d)	1,074,723	13,455,532
Inhibitex, Inc. (a)(d)	700,421	994,598
InterMune, Inc. (a)(d)	624,633	6,508,676
Isis Pharmaceuticals, Inc. (a)	747,761	5,862,446
Keryx Biopharmaceuticals, Inc. (a)(d)	266,300	932,050
Lexicon Pharmaceuticals, Inc. (a)(d)	11,413,112	16,377,816
Ligand Pharmaceuticals, Inc. Class B (a)	212,900	310,834
MannKind Corp. (a)(d)	550,800	3,059,694
Martek Biosciences (a)(d)	252,200	5,503,004
Micromet, Inc. (a)(d)	284,902	1,749,298
Momenta Pharmaceuticals, Inc. (a)(d)	430,785	6,224,843
Myrexis, Inc. (a)	6,179	23,171

	Shares	Value
Myriad Genetics, Inc. (a)	59,435	$ 930,752
Neurocrine Biosciences, Inc. (a)	894,765	4,813,836
NPS Pharmaceuticals, Inc. (a)	1,446,404	9,416,090
ONYX Pharmaceuticals, Inc. (a)	814,052	19,610,513
OREXIGEN Therapeutics, Inc. (a)(d)	461,800	2,031,920
PDL BioPharma, Inc.	3,012,033	17,048,107
Pharmasset, Inc. (a)	380,358	9,238,896
Progenics Pharmaceuticals, Inc. (a)	53,700	216,948
Regeneron Pharmaceuticals, Inc. (a)	179,999	3,956,378
Rigel Pharmaceuticals, Inc. (a)	566,953	4,439,242
Sangamo Biosciences, Inc. (a)(d)	57,302	169,900
Savient Pharmaceuticals, Inc. (a)(d)	654,087	9,431,935
Seattle Genetics, Inc. (a)	649,731	7,439,420
SIGA Technologies, Inc. (a)(d)	1,307,488	9,799,623
Targacept, Inc. (a)	231,759	4,813,634
Theratechnologies, Inc. (a)(d)	522,900	2,447,147
Theravance, Inc. (a)(d)	836,729	10,116,054
United Therapeutics Corp. (a)	1,093,272	50,531,032
Vertex Pharmaceuticals, Inc. (a)	1,077,804	35,933,985
ZIOPHARM Oncology, Inc. (a)	442,500	1,593,000
Zymogenetics, Inc. (a)	54,805	274,025
		902,088,874
HEALTH CARE EQUIPMENT & SUPPLIES - 0.1%
Health Care Equipment - 0.0%
Alsius Corp.	314,300	3
Aradigm Corp. (a)	477,800	72,148
		72,151
Health Care Supplies - 0.1%
Alimera Sciences, Inc. (a)	134,000	1,145,700
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		1,217,851
PHARMACEUTICALS - 6.8%
Pharmaceuticals - 6.8%
Adolor Corp. (a)(e)	3,563,790	3,706,342
Akorn, Inc. (a)(d)	323,527	1,106,462
Alexza Pharmaceuticals, Inc. (a)(d)	112,244	316,528
Ardea Biosciences, Inc. (a)	64,300	1,295,002
Auxilium Pharmaceuticals, Inc. (a)(d)	1,005,504	26,052,609
AVANIR Pharmaceuticals Class A (a)(d)	624,000	1,765,920
Biodel, Inc. (a)(d)(e)	1,380,848	5,136,755
Cadence Pharmaceuticals, Inc. (a)	234,700	1,854,130
Cardiome Pharma Corp. (a)	338,500	2,057,191
Elan Corp. PLC sponsored ADR (a)	1,551,900	6,797,322
Inspire Pharmaceuticals, Inc. (a)	105,000	509,250
Jazz Pharmaceuticals, Inc. (a)(d)	94,050	837,045
NuPathe, Inc.	42,000	330,120
Optimer Pharmaceuticals, Inc. (a)(d)	723,937	5,820,453
The Medicines Company (a)	102,200	1,175,300
Common Stocks - continued
	Shares	Value
PHARMACEUTICALS - CONTINUED
Pharmaceuticals - continued
ViroPharma, Inc. (a)	544,331	$ 6,825,911
XenoPort, Inc. (a)(d)	121,200	698,112
		66,284,452
TOTAL COMMON STOCKS (Cost $1,100,086,441)		969,591,177
Convertible Preferred Stocks - 0.3%

BIOTECHNOLOGY - 0.3%
Biotechnology - 0.3%
Xenon Pharmaceuticals, Inc. Series E (a)(f) (Cost $6,724,138)	981,626	3,416,058
Money Market Funds - 7.5%

Fidelity Cash Central Fund, 0.24% (b)	8,141,509	8,141,509
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c)	64,650,066	64,650,066
TOTAL MONEY MARKET FUNDS (Cost $72,791,575)		72,791,575
TOTAL INVESTMENT PORTFOLIO - 107.2% (Cost $1,179,602,154)		1,045,798,810
NET OTHER ASSETS (LIABILITIES) - (7.2)%		(70,668,178)
NET ASSETS - 100%		$ 975,130,632
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,152,871 or 0.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Antigenics, Inc. warrants 1/9/18	1/9/08	$ 1,930,622
Xenon Pharmaceuticals, Inc. Series E	3/23/01	$ 6,724,138
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,828
Fidelity Securities Lending Cash Central Fund	302,915
Total	$ 310,743
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Adolor Corp.	$ 828,180	$ 4,091,517	$ 540,617	$ -	$ 3,706,342
Biodel, Inc.	7,849,719	953,466	4,007,617	-	5,136,755
Catalyst Pharmaceutical Partners, Inc.	-	1,422,390	-	-	1,396,761
Total	$ 8,677,899	$ 6,467,373	$ 4,548,234	$ -	$ 10,239,858
Other Information

The following is a summary of the inputs used, as of August 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 969,591,177	$ 968,854,361	$ 736,813	$ 3
Convertible Preferred Stocks	3,416,058	-	-	3,416,058
Money Market Funds	72,791,575	72,791,575	-	-
Total Investments in Securities:	$ 1,045,798,810	$ 1,041,645,936	$ 736,813	$ 3,416,061
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 3,428,944
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	5,975
Cost of Purchases	-
Proceeds of Sales	(18,858)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 3,416,061
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2010	$ 5,975

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At February 28, 2010, the Fund had a capital loss carryforward of approximately $250,129,788 of which $184,768,719 and $65,361,069 will expire on February 28, 2011 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

The fund intends to elect to defer to its fiscal year ending February 28, 2011 approximately $13,432,739 of losses recognized during the period November 1, 2009 to February 28, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Biotechnology Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $62,707,990) - See accompanying schedule: Unaffiliated issuers (cost $1,076,749,911)	$ 962,767,377
Fidelity Central Funds (cost $72,791,575)	72,791,575
Other affiliated issuers (cost $30,060,668)	10,239,858
Total Investments (cost $1,179,602,154)		$ 1,045,798,810
Receivable for fund shares sold		220,489
Distributions receivable from Fidelity Central Funds		74,289
Other receivables		23,153
Total assets		1,046,116,741

Liabilities
Payable for investments purchased	$ 5,013,481
Payable for fund shares redeemed	589,910
Accrued management fee	464,048
Other affiliated payables	242,905
Other payables and accrued expenses	25,699
Collateral on securities loaned, at value	64,650,066
Total liabilities		70,986,109

Net Assets		$ 975,130,632
Net Assets consist of:
Paid in capital		$ 1,387,183,293
Accumulated net investment loss		(4,022,951)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(274,226,431)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(133,803,279)
Net Assets, for 15,732,374 shares outstanding		$ 975,130,632
Net Asset Value, offering price and redemption price per share ($975,130,632 ÷ 15,732,374 shares)		$ 61.98

Statement of Operations

Six months ended August 31, 2010 (Unaudited)

Investment Income
Special dividends		$ 147,656
Interest		5,835
Income from Fidelity Central Funds (including $302,915 from security lending)		310,743
Total income		464,234

Expenses
Management fee	$ 2,920,524
Transfer agent fees	1,373,974
Accounting and security lending fees	186,887
Custodian fees and expenses	33,055
Independent trustees' compensation	3,051
Registration fees	29,306
Audit	18,010
Legal	3,109
Interest	7,114
Miscellaneous	8,989
Total expenses before reductions	4,584,019
Expense reductions	(81,831)	4,502,188
Net investment income (loss)		(4,037,954)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	10,465,482
Other affiliated issuers	(4,604,356)
Foreign currency transactions	(8,968)
Total net realized gain (loss)		5,852,158
Change in net unrealized appreciation (depreciation) on: Investment securities	(96,200,731)
Assets and liabilities in foreign currencies	435
Total change in net unrealized appreciation (depreciation)		(96,200,296)
Net gain (loss)		(90,348,138)
Net increase (decrease) in net assets resulting from operations		$ (94,386,092)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2010 (Unaudited)	Year ended February 28, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (4,037,954)	$ (6,905,926)
Net realized gain (loss)	5,852,158	41,684,326
Change in net unrealized appreciation (depreciation)	(96,200,296)	197,662,471
Net increase (decrease) in net assets resulting from operations	(94,386,092)	232,440,871
Share transactions Proceeds from sales of shares	141,372,748	133,358,248
Cost of shares redeemed	(140,523,351)	(449,320,941)
Net increase (decrease) in net assets resulting from share transactions	849,397	(315,962,693)
Redemption fees	10,880	40,874
Total increase (decrease) in net assets	(93,525,815)	(83,480,948)

Net Assets
Beginning of period	1,068,656,447	1,152,137,395
End of period (including accumulated net investment loss of $4,022,951 and undistributed net investment income of $15,003, respectively)	$ 975,130,632	$ 1,068,656,447
Other Information Shares
Sold	2,069,738	2,188,551
Redeemed	(2,091,987)	(7,528,675)
Net increase (decrease)	(22,249)	(5,340,124)

Financial Highlights

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008 L	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 67.83	$ 54.62	$ 62.59	$ 63.89	$ 68.06	$ 49.04
Income from Investment Operations
Net investment income (loss) E	(.26) H	(.39) I	(.38) J	(.53)	(.47)	(.48)
Net realized and unrealized gain (loss)	(5.59)	13.60	(7.60)	(.77)	(3.71)	19.49
Total from investment operations	(5.85)	13.21	(7.98)	(1.30)	(4.18)	19.01
Redemption fees added to paid in capital E	- M	- M	.01	- M	.01	.01
Net asset value, end of period	$ 61.98	$ 67.83	$ 54.62	$ 62.59	$ 63.89	$ 68.06
Total Return B, C, D	(8.62)%	24.19%	(12.73)%	(2.03)%	(6.13)%	38.78%
Ratios to Average Net Assets F, K
Expenses before reductions	.88% A	.91%	.89%	.89%	.93%	.97%
Expenses net of fee waivers, if any	.88% A	.91%	.89%	.89%	.93%	.97%
Expenses net of all reductions	.86% A	.91%	.89%	.89%	.92%	.93%
Net investment income (loss)	(.77)% A, H	(.64)% I	(.61)% J	(.79)%	(.75)%	(.83)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 975,131	$ 1,068,656	$ 1,152,137	$ 1,088,003	$ 1,369,309	$ 1,811,492
Portfolio turnover rate G	141% A	109%	55%	143%	70%	63%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.80)%. I Investment income per share reflects a special dividend which amounted to $.09 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.78)%. J Investment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.69)%. K Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. L For the year ended February 29. M Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Health Care Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Merck & Co., Inc.	5.4	4.0
Medco Health Solutions, Inc.	5.3	5.3
Illumina, Inc.	4.7	3.4
Pfizer, Inc.	4.1	7.1
Express Scripts, Inc.	4.1	5.0
Valeant Pharmaceuticals International	3.4	0.4
Covidien PLC	3.4	5.3
C. R. Bard, Inc.	3.0	3.2
Biogen Idec, Inc.	2.6	3.2
Allergan, Inc.	2.4	3.2
	38.4
Top Industries (% of fund's net assets)
As of August 31, 2010
Pharmaceuticals	22.8%
Biotechnology	20.5%
Health Care Providers & Services	20.2%
Health Care Equipment & Supplies	17.2%
Life Sciences Tools & Services	10.3%
All Others*	9.0%

As of February 28, 2010
Health Care Providers & Services	22.5%
Pharmaceuticals	22.5%
Health Care Equipment & Supplies	19.4%
Biotechnology	15.1%
Life Sciences Tools & Services	11.3%
All Others*	9.2%

* Includes short-term investments and net other assets.

Semiannual Report

Health Care Portfolio

Investments August 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
BIOTECHNOLOGY - 20.5%
Biotechnology - 20.5%
Acorda Therapeutics, Inc. (a)	332,200	$ 10,005,864
Alexion Pharmaceuticals, Inc. (a)	520,000	29,364,400
Allos Therapeutics, Inc. (a)(d)	600,000	2,190,000
Alnylam Pharmaceuticals, Inc. (a)	181,200	2,482,440
Amgen, Inc. (a)	560,000	28,582,400
Anadys Pharmaceuticals, Inc. (a)	800,000	1,360,000
ARIAD Pharmaceuticals, Inc. (a)(d)	2,400,000	8,400,000
ArQule, Inc. (a)	433,000	2,260,260
Biogen Idec, Inc. (a)	700,000	37,660,000
BioMarin Pharmaceutical, Inc. (a)	1,230,000	24,956,700
Celgene Corp. (a)	250,000	12,880,000
Cephalon, Inc. (a)	160,000	9,057,600
Genzyme Corp. (a)	400,000	28,044,000
Gilead Sciences, Inc. (a)	850,000	27,081,000
Human Genome Sciences, Inc. (a)	255,903	7,444,218
Incyte Corp. (a)(d)	900,000	11,268,000
Ironwood Pharmaceuticals, Inc. Class A	207,800	1,926,306
Keryx Biopharmaceuticals, Inc. (a)(d)	700,000	2,450,000
Micromet, Inc. (a)(d)	395,347	2,427,431
Neurocrine Biosciences, Inc. (a)	550,000	2,959,000
Protalix BioTherapeutics, Inc. (a)(d)	650,000	5,011,500
Seattle Genetics, Inc. (a)	633,900	7,258,155
Targacept, Inc. (a)	390,000	8,100,300
Theravance, Inc. (a)	300,000	3,627,000
United Therapeutics Corp. (a)	430,000	19,874,600
ZIOPHARM Oncology, Inc. (a)(d)	870,000	3,132,000
		299,803,174
DIVERSIFIED CONSUMER SERVICES - 0.5%
Specialized Consumer Services - 0.5%
Carriage Services, Inc. (a)(e)	926,904	4,171,068
Stewart Enterprises, Inc. Class A	690,000	3,284,400
		7,455,468
ELECTRONIC EQUIPMENT & COMPONENTS - 1.3%
Electronic Equipment & Instruments - 1.3%
Agilent Technologies, Inc. (a)	680,000	18,339,600
HEALTH CARE EQUIPMENT & SUPPLIES - 17.2%
Health Care Equipment - 15.5%
American Medical Systems Holdings, Inc. (a)	880,000	16,033,600
ArthroCare Corp. (a)	350,000	9,086,000
C. R. Bard, Inc.	580,000	44,561,400
Covidien PLC	1,420,000	50,182,800
Edwards Lifesciences Corp. (a)	530,000	30,512,100
Genmark Diagnostics, Inc.	280,001	1,156,404
HeartWare International, Inc. (a)	100,000	6,476,000
HeartWare International, Inc. CDI unit (a)	1,100,000	2,026,530
Hologic, Inc. (a)	900,000	12,771,000
Masimo Corp.	220,000	5,007,200
NuVasive, Inc. (a)(d)	100,000	2,935,000

	Shares	Value
Orthofix International NV (a)	260,000	$ 6,942,000
Orthovita, Inc. (a)	2,700,000	4,428,000
William Demant Holding AS (a)	136,700	9,276,711
Wright Medical Group, Inc. (a)	300,000	3,981,000
Zimmer Holdings, Inc. (a)	460,000	21,698,200
		227,073,945
Health Care Supplies - 1.7%
AGA Medical Holdings, Inc.	300,000	4,095,000
Cooper Companies, Inc.	400,000	16,136,000
RTI Biologics, Inc. (a)	2,300,000	4,876,000
		25,107,000
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		252,180,945
HEALTH CARE PROVIDERS & SERVICES - 20.2%
Health Care Distributors & Services - 3.7%
Henry Schein, Inc. (a)	300,000	15,840,000
McKesson Corp.	550,000	31,927,500
Sinopharm Group Co. Ltd. (H Shares)	700,000	2,668,115
United Drug PLC (Ireland)	1,500,000	4,319,470
		54,755,085
Health Care Facilities - 1.1%
Emeritus Corp. (a)	350,000	5,383,000
Hanger Orthopedic Group, Inc. (a)	600,000	7,830,000
Sunrise Senior Living, Inc. (a)	1,299,000	2,870,790
		16,083,790
Health Care Services - 10.9%
Express Scripts, Inc. (a)	1,400,000	59,640,000
Laboratory Corp. of America Holdings (a)	150,000	10,893,000
LHC Group, Inc. (a)	160,000	3,201,600
Medco Health Solutions, Inc. (a)	1,800,000	78,264,000
Team Health Holdings, Inc.	540,000	6,809,400
		158,808,000
Managed Health Care - 4.5%
Aetna, Inc.	600,000	16,032,000
CIGNA Corp.	800,000	25,776,000
Health Net, Inc. (a)	200,000	4,776,000
UnitedHealth Group, Inc.	400,000	12,688,000
WellPoint, Inc. (a)	135,000	6,706,800
		65,978,800
TOTAL HEALTH CARE PROVIDERS & SERVICES		295,625,675
HEALTH CARE TECHNOLOGY - 3.9%
Health Care Technology - 3.9%
Allscripts-Misys Healthcare Solutions, Inc. (a)	1,280,000	21,388,800
Cerner Corp. (a)	325,000	23,676,250
Computer Programs & Systems, Inc.	120,000	4,903,200
MedAssets, Inc. (a)(d)	350,000	6,937,000
		56,905,250
Common Stocks - continued
	Shares	Value
INTERNET SOFTWARE & SERVICES - 0.6%
Internet Software & Services - 0.6%
WebMD Health Corp. (a)	168,668	$ 8,591,948
LIFE SCIENCES TOOLS & SERVICES - 10.3%
Life Sciences Tools & Services - 10.3%
Covance, Inc. (a)	541,000	20,520,130
Illumina, Inc. (a)(d)	1,610,000	69,052,900
Life Technologies Corp. (a)	130,000	5,560,100
Lonza Group AG	100,000	8,298,857
MDS, Inc. (a)	400,000	3,811,489
PAREXEL International Corp. (a)	700,000	13,923,000
PerkinElmer, Inc.	650,000	13,656,500
QIAGEN NV (a)(d)	920,000	16,394,400
		151,217,376
PHARMACEUTICALS - 22.8%
Pharmaceuticals - 22.8%
Allergan, Inc.	580,000	35,623,600
Ardea Biosciences, Inc. (a)(d)	550,000	11,077,000
Cadence Pharmaceuticals, Inc. (a)(d)	600,000	4,740,000
Cardiome Pharma Corp. (a)	1,000,000	6,077,374
Johnson & Johnson	350,000	19,957,000
King Pharmaceuticals, Inc. (a)	700,000	6,097,000
Merck & Co., Inc.	2,250,000	79,109,998
Optimer Pharmaceuticals, Inc. (a)(d)	350,000	2,814,000
Perrigo Co.	200,000	11,398,000
Pfizer, Inc.	3,750,000	59,737,500
Piramal Healthcare Ltd.	500,000	5,294,462
Pronova BioPharma ASA (a)(d)	311,080	582,076
Shire PLC sponsored ADR	450,000	29,115,000

	Shares	Value
Teva Pharmaceutical Industries Ltd. sponsored ADR	250,000	$ 12,645,000
Valeant Pharmaceuticals International (a)	874,643	50,458,155
		334,726,165
TOTAL COMMON STOCKS (Cost $1,313,157,759)		1,424,845,601
Money Market Funds - 5.8%

Fidelity Cash Central Fund, 0.24% (b)	42,833,796	42,833,796
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c)	42,732,344	42,732,344
TOTAL MONEY MARKET FUNDS (Cost $85,566,140)		85,566,140
TOTAL INVESTMENT PORTFOLIO - 103.1% (Cost $1,398,723,899)		1,510,411,741
NET OTHER ASSETS (LIABILITIES) - (3.1)%		(45,300,537)
NET ASSETS - 100%		$ 1,465,111,204
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 33,459
Fidelity Securities Lending Cash Central Fund	298,197
Total	$ 331,656
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Carriage Services, Inc.	$ 3,744,692	$ -	$ -	$ -	$ 4,171,068
Total	$ 3,744,692	$ -	$ -	$ -	$ 4,171,068
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	89.8%
Ireland	3.7%
Bailiwick of Jersey	2.0%
Netherlands	1.1%
Others (Individually Less Than 1%)	3.4%
100.0%
Income Tax Information

At February 28, 2010, the Fund had a capital loss carryforward of approximately $146,767,055 of which $134,642,451 and $12,124,604 will expire on February 28, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Health Care Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $41,336,920) - See accompanying schedule: Unaffiliated issuers (cost $1,307,823,314)	$ 1,420,674,533
Fidelity Central Funds (cost $85,566,140)	85,566,140
Other affiliated issuers (cost $5,334,445)	4,171,068
Total Investments (cost $1,398,723,899)		$ 1,510,411,741
Receivable for investments sold		4,359
Receivable for fund shares sold		630,205
Dividends receivable		1,190,113
Distributions receivable from Fidelity Central Funds		49,047
Other receivables		220,901
Total assets		1,512,506,366

Liabilities
Payable for investments purchased	$ 2,311,484
Payable for fund shares redeemed	1,220,702
Accrued management fee	714,386
Other affiliated payables	340,876
Other payables and accrued expenses	75,370
Collateral on securities loaned, at value	42,732,344
Total liabilities		47,395,162

Net Assets		$ 1,465,111,204
Net Assets consist of:
Paid in capital		$ 1,483,988,384
Undistributed net investment income		383,333
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(130,919,206)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		111,658,693
Net Assets, for 14,576,383 shares outstanding		$ 1,465,111,204
Net Asset Value, offering price and redemption price per share ($1,465,111,204 ÷ 14,576,383 shares)		$ 100.51

Statement of Operations

Six months ended August 31, 2010 (Unaudited)

Investment Income
Dividends		$ 7,013,045
Interest		50
Income from Fidelity Central Funds (including $298,197 from security lending)		331,656
Total income		7,344,751

Expenses
Management fee	$ 4,681,894
Transfer agent fees	1,903,550
Accounting and security lending fees	268,946
Custodian fees and expenses	55,314
Independent trustees' compensation	4,872
Depreciation in deferred trustee compensation account	(35)
Registration fees	35,285
Audit	19,881
Legal	3,057
Miscellaneous	12,658
Total expenses before reductions	6,985,422
Expense reductions	(55,408)	6,930,014
Net investment income (loss)		414,737
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	33,298,669
Foreign currency transactions	22,195
Total net realized gain (loss)		33,320,864
Change in net unrealized appreciation (depreciation) on: Investment securities	(163,652,294)
Assets and liabilities in foreign currencies	(11,005)
Total change in net unrealized appreciation (depreciation)		(163,663,299)
Net gain (loss)		(130,342,435)
Net increase (decrease) in net assets resulting from operations		$ (129,927,698)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Health Care Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2010 (Unaudited)	Year ended February 28, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 414,737	$ 1,003,964
Net realized gain (loss)	33,320,864	166,497,738
Change in net unrealized appreciation (depreciation)	(163,663,299)	388,977,625
Net increase (decrease) in net assets resulting from operations	(129,927,698)	556,479,327
Distributions to shareholders from net investment income	-	(3,816,801)
Distributions to shareholders from net realized gain	(79,263)	(76,430)
Total distributions	(79,263)	(3,893,231)
Share transactions Proceeds from sales of shares	100,463,035	274,942,512
Reinvestment of distributions	75,157	3,676,939
Cost of shares redeemed	(233,176,412)	(294,634,876)
Net increase (decrease) in net assets resulting from share transactions	(132,638,220)	(16,015,425)
Redemption fees	13,921	29,014
Total increase (decrease) in net assets	(262,631,260)	536,599,685

Net Assets
Beginning of period	1,727,742,464	1,191,142,779
End of period (including undistributed net investment income of $383,333 and distributions in excess of net investment income of $31,404, respectively)	$ 1,465,111,204	$ 1,727,742,464
Other Information Shares
Sold	900,487	2,790,134
Issued in reinvestment of distributions	649	42,377
Redeemed	(2,151,357)	(3,179,440)
Net increase (decrease)	(1,250,221)	(346,929)

Financial Highlights

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008 J	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 109.17	$ 73.65	$ 114.24	$ 126.78	$ 139.09	$ 127.07
Income from Investment Operations
Net investment income (loss) E	.03	.06	.42	.39 H	.39	(.17)
Net realized and unrealized gain (loss)	(8.68)	35.71	(35.98)	1.63	4.49	25.97
Total from investment operations	(8.65)	35.77	(35.56)	2.02	4.88	25.80
Distributions from net investment income	-	(.25)	(.37)	(.39)	(.20)	(.04)
Distributions from net realized gain	(.01)	(.01)	(4.66)	(14.17)	(16.99)	(13.75)
Total distributions	(.01)	(.25) L	(5.03)	(14.56)	(17.19)	(13.79)
Redemption fees added to paid in capital E	- K	- K	- K	- K	- K	.01
Net asset value, end of period	$ 100.51	$ 109.17	$ 73.65	$ 114.24	$ 126.78	$ 139.09
Total Return B, C, D	(7.93)%	48.65%	(32.34)%	.72%	4.13%	20.42%
Ratios to Average Net Assets F, I
Expenses before reductions	.83% A	.88%	.86%	.85%	.88%	.91%
Expenses net of fee waivers, if any	.83% A	.88%	.86%	.85%	.88%	.91%
Expenses net of all reductions	.83% A	.87%	.86%	.84%	.87%	.87%
Net investment income (loss)	.05% A	.07%	.44%	.30% H	.31%	(.12)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,465,111	$ 1,727,742	$ 1,191,143	$ 1,948,147	$ 2,073,783	$ 2,380,323
Portfolio turnover rate G	98% A	116%	173%	120%	91%	120%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.13 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .20%. I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. J For the year ended February 29. K Amount represents less than $.01 per share. L Total distributions of $.25 per share is comprised of distributions from net investment income of $.245 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Medical Delivery Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Express Scripts, Inc.	11.5	9.7
UnitedHealth Group, Inc.	11.0	14.3
Medco Health Solutions, Inc.	10.6	11.3
McKesson Corp.	6.9	4.3
WellPoint, Inc.	5.3	8.6
CIGNA Corp.	5.0	4.3
Humana, Inc.	4.9	4.2
Aetna, Inc.	4.8	6.2
AmerisourceBergen Corp.	4.1	3.7
Catalyst Health Solutions, Inc.	3.4	0.9
	67.5
Top Industries (% of fund's net assets)
As of August 31, 2010
Health Care Providers & Services	82.9%
Health Care Technology	6.9%
Life Sciences Tools & Services	4.1%
Food & Staples Retailing	3.5%
Health Care Equipment & Supplies	1.4%
All Others*	1.2%

As of February 28, 2010
Health Care Providers & Services	88.2%
Life Sciences Tools & Services	2.6%
Food & Staples Retailing	2.5%
Health Care Technology	2.5%
Health Care Equipment & Supplies	1.1%
All Others*	3.1%

* Includes short-term investments and net other assets.

Semiannual Report

Medical Delivery Portfolio

Investments August 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
BIOTECHNOLOGY - 0.1%
Biotechnology - 0.1%
Nanosphere, Inc. (a)	175,350	$ 510,269
ELECTRONIC EQUIPMENT & COMPONENTS - 0.8%
Electronic Equipment & Instruments - 0.8%
Agilent Technologies, Inc. (a)	113,000	3,047,610
FOOD & STAPLES RETAILING - 3.5%
Drug Retail - 3.5%
CVS Caremark Corp.	126,983	3,428,541
Drogasil SA	207,100	4,361,800
Walgreen Co.	188,500	5,066,880
		12,857,221
HEALTH CARE EQUIPMENT & SUPPLIES - 1.4%
Health Care Equipment - 1.3%
CareFusion Corp. (a)	212,200	4,579,276
Health Care Supplies - 0.1%
RTI Biologics, Inc. (a)	251,324	532,807
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		5,112,083
HEALTH CARE PROVIDERS & SERVICES - 82.9%
Health Care Distributors & Services - 11.7%
AmerisourceBergen Corp.	549,400	14,987,632
Cardinal Health, Inc.	56,300	1,686,748
Henry Schein, Inc. (a)	17,700	934,560
McKesson Corp.	435,800	25,298,190
		42,907,130
Health Care Facilities - 5.5%
Brookdale Senior Living, Inc. (a)	334,000	4,475,600
Community Health Systems, Inc. (a)	99,800	2,601,786
Hanger Orthopedic Group, Inc. (a)	145,000	1,892,250
LifePoint Hospitals, Inc. (a)	45,000	1,368,900
Sunrise Senior Living, Inc. (a)(d)	477,100	1,054,391
Tenet Healthcare Corp. (a)	793,100	3,108,952
Universal Health Services, Inc. Class B	177,800	5,582,920
		20,084,799
Health Care Services - 30.0%
Accretive Health, Inc.	354,700	3,337,727
Catalyst Health Solutions, Inc. (a)	307,100	12,311,639
Emergency Medical Services Corp. Class A (a)	90,400	4,343,720
Express Scripts, Inc. (a)	985,800	41,995,079
Laboratory Corp. of America Holdings (a)	14,800	1,074,776
Lincare Holdings, Inc.	122,850	2,828,007
Medco Health Solutions, Inc. (a)	896,041	38,959,863
Quest Diagnostics, Inc.	12,500	543,750
Team Health Holdings, Inc.	342,500	4,318,925
		109,713,486

	Shares	Value
Managed Health Care - 35.7%
Aetna, Inc.	663,556	$ 17,730,216
Centene Corp. (a)	169,300	3,423,246
CIGNA Corp.	562,600	18,126,972
Health Net, Inc. (a)	264,900	6,325,812
Healthspring, Inc. (a)	130,000	2,698,800
Humana, Inc. (a)	371,972	17,776,542
Triple-S Management Corp. (a)	75,000	1,194,000
UnitedHealth Group, Inc.	1,265,397	40,138,393
Wellcare Health Plans, Inc. (a)	157,100	3,897,651
WellPoint, Inc. (a)	393,300	19,539,144
		130,850,776
TOTAL HEALTH CARE PROVIDERS & SERVICES		303,556,191
HEALTH CARE TECHNOLOGY - 6.9%
Health Care Technology - 6.9%
Allscripts-Misys Healthcare Solutions, Inc. (a)	185,600	3,101,376
Cerner Corp. (a)	133,800	9,747,330
MedAssets, Inc. (a)	84,900	1,682,718
Quality Systems, Inc. (d)	34,900	1,956,145
SXC Health Solutions Corp. (a)	110,300	8,633,658
		25,121,227
INTERNET SOFTWARE & SERVICES - 0.1%
Internet Software & Services - 0.1%
WebMD Health Corp. (a)	8,400	427,896
LIFE SCIENCES TOOLS & SERVICES - 4.1%
Life Sciences Tools & Services - 4.1%
Covance, Inc. (a)	50,900	1,930,637
Illumina, Inc. (a)	109,400	4,692,166
Life Technologies Corp. (a)	163,400	6,988,618
QIAGEN NV (a)	86,200	1,536,084
		15,147,505
TOTAL COMMON STOCKS (Cost $340,059,763)		365,780,002
Money Market Funds - 0.6%

Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c) (Cost $2,266,500)	2,266,500	2,266,500
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $342,326,263)		368,046,502
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(1,607,399)
NET ASSETS - 100%		$ 366,439,103
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,370
Fidelity Securities Lending Cash Central Fund	3,818
Total	$ 12,188
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At February 28, 2010, the Fund had a capital loss carryforward of approximately $79,362,962 of which $28,045,847 and $51,317,115 will expire on February 28, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Medical Delivery Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,158,524) - See accompanying schedule: Unaffiliated issuers (cost $340,059,763)	$ 365,780,002
Fidelity Central Funds (cost $2,266,500)	2,266,500
Total Investments (cost $342,326,263)		$ 368,046,502
Receivable for investments sold		3,624,445
Receivable for fund shares sold		58,192
Dividends receivable		164,274
Distributions receivable from Fidelity Central Funds		1,084
Other receivables		11,956
Total assets		371,906,453

Liabilities
Payable to custodian bank	$ 1,905,815
Payable for investments purchased	605,944
Payable for fund shares redeemed	379,733
Accrued management fee	181,064
Other affiliated payables	109,189
Other payables and accrued expenses	19,105
Collateral on securities loaned, at value	2,266,500
Total liabilities		5,467,350

Net Assets		$ 366,439,103
Net Assets consist of:
Paid in capital		$ 408,256,963
Accumulated net investment loss		(1,248,099)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(66,289,863)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		25,720,102
Net Assets, for 9,368,199 shares outstanding		$ 366,439,103
Net Asset Value, offering price and redemption price per share ($366,439,103 ÷ 9,368,199 shares)		$ 39.12

Statement of Operations

Six months ended August 31, 2010 (Unaudited)

Investment Income
Dividends		$ 626,379
Interest		40,537
Income from Fidelity Central Funds (including $3,818 from security lending)		12,188
Total income		679,104

Expenses
Management fee	$ 1,206,147
Transfer agent fees	608,799
Accounting and security lending fees	84,076
Custodian fees and expenses	7,121
Independent trustees' compensation	1,228
Registration fees	20,152
Audit	18,764
Legal	776
Miscellaneous	3,054
Total expenses before reductions	1,950,117
Expense reductions	(23,135)	1,926,982
Net investment income (loss)		(1,247,878)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	20,564,442
Foreign currency transactions	(69,264)
Total net realized gain (loss)		20,495,178
Change in net unrealized appreciation (depreciation) on: Investment securities	(69,472,956)
Assets and liabilities in foreign currencies	(13)
Total change in net unrealized appreciation (depreciation)		(69,472,969)
Net gain (loss)		(48,977,791)
Net increase (decrease) in net assets resulting from operations		$ (50,225,669)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2010 (Unaudited)	Year ended February 28, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (1,247,878)	$ (2,292,329)
Net realized gain (loss)	20,495,178	(15,571,450)
Change in net unrealized appreciation (depreciation)	(69,472,969)	187,471,791
Net increase (decrease) in net assets resulting from operations	(50,225,669)	169,608,012
Share transactions Proceeds from sales of shares	51,480,588	190,787,013
Cost of shares redeemed	(100,936,758)	(157,818,031)
Net increase (decrease) in net assets resulting from share transactions	(49,456,170)	32,968,982
Redemption fees	11,409	29,133
Total increase (decrease) in net assets	(99,670,430)	202,606,127

Net Assets
Beginning of period	466,109,533	263,503,406
End of period (including accumulated net investment loss of $1,248,099 and accumulated net investment loss of $221, respectively)	$ 366,439,103	$ 466,109,533
Other Information Shares
Sold	1,137,639	4,746,289
Redeemed	(2,272,773)	(4,565,603)
Net increase (decrease)	(1,135,134)	180,686

Financial Highlights

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008 J	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 44.38	$ 25.53	$ 45.27	$ 51.02	$ 54.98	$ 46.80
Income from Investment Operations
Net investment income (loss) E	(.13)	(.24)	(.18)	.11 H	(.29)	(.31)
Net realized and unrealized gain (loss)	(5.13)	19.09	(19.18)	(1.69)	1.20	11.41
Total from investment operations	(5.26)	18.85	(19.36)	(1.58)	.91	11.10
Distributions from net investment income	-	-	(.03)	-	-	-
Distributions from net realized gain	-	-	(.35)	(4.17)	(4.88)	(2.94)
Total distributions	-	-	(.38)	(4.17)	(4.88)	(2.94)
Redemption fees added to paid in capital E	- K	- K	- K	- K	.01	.02
Net asset value, end of period	$ 39.12	$ 44.38	$ 25.53	$ 45.27	$ 51.02	$ 54.98
Total Return B, C, D	(11.85)%	73.83%	(43.05)%	(4.00)%	2.23%	24.54%
Ratios to Average Net Assets F, I
Expenses before reductions	.90% A	.96%	.94%	.92%	.95%	.95%
Expenses net of fee waivers, if any	.90% A	.96%	.94%	.92%	.95%	.95%
Expenses net of all reductions	.89% A	.96%	.94%	.91%	.94%	.91%
Net investment income (loss)	(.58)% A	(.67)%	(.50)%	.22% H	(.58)%	(.60)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 366,439	$ 466,110	$ 263,503	$ 540,497	$ 643,641	$ 1,469,861
Portfolio turnover rate G	42% A	50%	122%	113%	92%	106%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.38 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.52)%. I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. J For the year ended February 29. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Medical Equipment and Systems Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Covidien PLC	10.0	11.9
C. R. Bard, Inc.	7.2	6.4
Zimmer Holdings, Inc.	5.5	0.2
Edwards Lifesciences Corp.	4.7	3.5
Medtronic, Inc.	4.6	6.3
Illumina, Inc.	4.4	3.1
Hologic, Inc.	3.6	3.1
Medco Health Solutions, Inc.	3.3	2.5
Hill-Rom Holdings, Inc.	3.1	0.2
St. Jude Medical, Inc.	3.0	3.6
	49.4
Top Industries (% of fund's net assets)
As of August 31, 2010
Health Care Equipment & Supplies	75.9%
Life Sciences Tools & Services	8.6%
Health Care Providers & Services	7.5%
Health Care Technology	3.1%
Electronic Equipment & Components	1.4%
All Others*	3.5%

As of February 28, 2010
Health Care Equipment & Supplies	75.5%
Life Sciences Tools & Services	9.3%
Health Care Providers & Services	7.5%
Health Care Technology	2.5%
Pharmaceuticals	2.0%
All Others*	3.2%

* Includes short-term investments and net other assets.

Semiannual Report

Medical Equipment and Systems Portfolio

Investments August 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
ELECTRONIC EQUIPMENT & COMPONENTS - 1.4%
Electronic Equipment & Instruments - 1.4%
Agilent Technologies, Inc. (a)	580,000	$ 15,642,600
HEALTH CARE EQUIPMENT & SUPPLIES - 75.9%
Health Care Equipment - 70.1%
Abiomed, Inc. (a)(d)	800,000	7,240,000
American Medical Systems Holdings, Inc. (a)	1,400,000	25,508,000
Angiodynamics, Inc. (a)	750,000	11,452,500
ArthroCare Corp. (a)	510,000	13,239,600
Baxter International, Inc.	780,000	33,196,800
Beckman Coulter, Inc.	50,000	2,282,000
Boston Scientific Corp. (a)	2,000,000	10,380,000
C. R. Bard, Inc.	1,070,000	82,208,100
CareFusion Corp. (a)	100,000	2,158,000
Conceptus, Inc. (a)(d)	280,000	3,868,200
Covidien PLC	3,200,000	113,088,000
Edwards Lifesciences Corp. (a)	920,000	52,964,400
Fisher & Paykel Healthcare Corp.	5,000,000	10,144,260
Genmark Diagnostics, Inc.	380,001	1,569,404
HeartWare International, Inc. CDI unit (a)	7,000,000	12,896,100
Hill-Rom Holdings, Inc.	1,110,000	35,631,000
Hologic, Inc. (a)	2,900,000	41,151,000
Hospira, Inc. (a)	300,000	15,408,000
Integra LifeSciences Holdings Corp. (a)	475,000	16,515,750
Intuitive Surgical, Inc. (a)	42,000	11,131,260
Kinetic Concepts, Inc. (a)	350,000	11,172,000
Mako Surgical Corp. (a)(d)	306,500	3,199,860
Masimo Corp.	770,000	17,525,200
Medtronic, Inc.	1,650,000	51,942,000
NuVasive, Inc. (a)(d)	230,000	6,750,500
Orthofix International NV (a)	300,600	8,026,020
Orthovita, Inc. (a)(d)	3,200,000	5,248,000
Sonova Holding AG Class B	160,000	20,472,813
St. Jude Medical, Inc. (a)	1,000,000	34,570,000
Stryker Corp.	800,000	34,552,000
TomoTherapy, Inc. (a)	1,300,000	4,004,000
Varian Medical Systems, Inc. (a)(d)	375,000	19,965,000
Volcano Corp. (a)	325,000	7,182,500
Wright Medical Group, Inc. (a)	500,000	6,635,000
Zimmer Holdings, Inc. (a)	1,320,000	62,264,400
		795,541,667
Health Care Supplies - 5.8%
AGA Medical Holdings, Inc. (d)	500,000	6,825,000
Alere, Inc. (a)	190,000	5,314,300
Cooper Companies, Inc.	700,000	28,238,000
DENTSPLY International, Inc.	400,000	11,128,000
OraSure Technologies, Inc. (a)	1,295,000	4,377,100

	Shares	Value
RTI Biologics, Inc. (a)(e)	2,989,000	$ 6,336,680
Vascular Solutions, Inc. (a)	250,000	3,127,500
		65,346,580
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		860,888,247
HEALTH CARE PROVIDERS & SERVICES - 7.5%
Health Care Distributors & Services - 1.6%
Henry Schein, Inc. (a)	350,000	18,480,000
Health Care Facilities - 0.6%
Hanger Orthopedic Group, Inc. (a)	500,000	6,525,000
Health Care Services - 5.3%
Express Scripts, Inc. (a)	540,000	23,004,000
Medco Health Solutions, Inc. (a)	850,000	36,958,000
		59,962,000
TOTAL HEALTH CARE PROVIDERS & SERVICES		84,967,000
HEALTH CARE TECHNOLOGY - 3.1%
Health Care Technology - 3.1%
Allscripts-Misys Healthcare Solutions, Inc. (a)	1,200,000	20,052,000
Cerner Corp. (a)	200,000	14,570,000
		34,622,000
LIFE SCIENCES TOOLS & SERVICES - 8.6%
Life Sciences Tools & Services - 8.6%
Covance, Inc. (a)	380,200	14,420,986
Illumina, Inc. (a)	1,169,700	50,168,433
PAREXEL International Corp. (a)	500,000	9,945,000
PerkinElmer, Inc.	400,000	8,404,000
QIAGEN NV (a)(d)	850,000	15,147,000
		98,085,419
PHARMACEUTICALS - 1.0%
Pharmaceuticals - 1.0%
Allergan, Inc.	180,000	11,055,600
TOTAL COMMON STOCKS (Cost $1,127,590,041)		1,105,260,866
Money Market Funds - 5.7%
	Shares	Value
Fidelity Cash Central Fund, 0.24% (b)	31,607,849	$ 31,607,849
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c)	33,769,375	33,769,375
TOTAL MONEY MARKET FUNDS (Cost $65,377,224)		65,377,224
TOTAL INVESTMENT PORTFOLIO - 103.2% (Cost $1,192,967,265)		1,170,638,090
NET OTHER ASSETS (LIABILITIES) - (3.2)%		(36,633,572)
NET ASSETS - 100%		$ 1,134,004,518
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 30,962
Fidelity Securities Lending Cash Central Fund	84,124
Total	$ 115,086
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
RTI Biologics, Inc.	$ 7,481,250	$ 4,057,185	$ -	$ -	$ 6,336,680
Total	$ 7,481,250	$ 4,057,185	$ -	$ -	$ 6,336,680
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

United States of America	86.0%
Ireland	10.0%
Switzerland	1.8%
Netherlands	1.3%
Others (Individually Less Than 1%)	0.9%
100.0%
Income Tax Information

At February 28, 2010, the Fund had a capital loss carryforward of approximately $57,953,100 of which $12,822,831 and $45,130,269 will expire on February 28, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Medical Equipment and Systems Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $32,808,414) - See accompanying schedule: Unaffiliated issuers (cost $1,111,179,646)	$ 1,098,924,186
Fidelity Central Funds (cost $65,377,224)	65,377,224
Other affiliated issuers (cost $16,410,395)	6,336,680
Total Investments (cost $1,192,967,265)		$ 1,170,638,090
Receivable for fund shares sold		738,799
Dividends receivable		94,845
Distributions receivable from Fidelity Central Funds		24,021
Other receivables		17,342
Total assets		1,171,513,097

Liabilities
Payable for fund shares redeemed	2,814,545
Accrued management fee	574,315
Other affiliated payables	323,680
Other payables and accrued expenses	26,664
Collateral on securities loaned, at value	33,769,375
Total liabilities		37,508,579

Net Assets		$ 1,134,004,518
Net Assets consist of:
Paid in capital		$ 1,220,480,565
Undistributed net investment income		101,410
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(64,254,988)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(22,322,469)
Net Assets, for 51,656,258 shares outstanding		$ 1,134,004,518
Net Asset Value, offering price and redemption price per share ($1,134,004,518 ÷ 51,656,258 shares)		$ 21.95

Statement of Operations

Six months ended August 31, 2010 (Unaudited)

Investment Income
Dividends		$ 4,866,176
Special dividends		1,100,000
Income from Fidelity Central Funds (including $84,124 from security lending)		115,086
Total income		6,081,262

Expenses
Management fee	$ 3,871,882
Transfer agent fees	1,821,124
Accounting and security lending fees	224,410
Custodian fees and expenses	33,676
Independent trustees' compensation	3,890
Registration fees	50,416
Audit	18,501
Legal	2,305
Miscellaneous	10,136
Total expenses before reductions	6,036,340
Expense reductions	(56,488)	5,979,852
Net investment income (loss)		101,410
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	12,527,985
Foreign currency transactions	20,658
Total net realized gain (loss)		12,548,643
Change in net unrealized appreciation (depreciation) on: Investment securities	(195,817,551)
Assets and liabilities in foreign currencies	6,706
Total change in net unrealized appreciation (depreciation)		(195,810,845)
Net gain (loss)		(183,262,202)
Net increase (decrease) in net assets resulting from operations		$ (183,160,792)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2010 (Unaudited)	Year ended February 28, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 101,410	$ (1,505,082)
Net realized gain (loss)	12,548,643	65,480,209
Change in net unrealized appreciation (depreciation)	(195,810,845)	352,341,374
Net increase (decrease) in net assets resulting from operations	(183,160,792)	416,316,501
Share transactions Proceeds from sales of shares	234,482,644	423,109,536
Cost of shares redeemed	(295,334,429)	(473,964,290)
Net increase (decrease) in net assets resulting from share transactions	(60,851,785)	(50,854,754)
Redemption fees	26,249	65,002
Total increase (decrease) in net assets	(243,986,328)	365,526,749

Net Assets
Beginning of period	1,377,990,846	1,012,464,097
End of period (including undistributed net investment income of $101,410 and undistributed net investment income of $0, respectively)	$ 1,134,004,518	$ 1,377,990,846
Other Information Shares
Sold	9,105,470	19,019,915
Redeemed	(12,063,227)	(22,924,188)
Net increase (decrease)	(2,957,757)	(3,904,273)

Financial Highlights

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008 J	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 25.23	$ 17.30	$ 24.41	$ 23.67	$ 24.62	$ 23.70
Income from Investment Operations
Net investment income (loss) E	- H, K	(.03)	.01	(.05)	(.05)	(.04)
Net realized and unrealized gain (loss)	(3.28)	7.96	(6.35)	2.97	1.35	1.80
Total from investment operations	(3.28)	7.93	(6.34)	2.92	1.30	1.76
Distributions from net investment income	-	-	(.01)	-	-	-
Distributions from net realized gain	-	-	(.77)	(2.18)	(2.25)	(.84)
Total distributions	-	-	(.78)	(2.18)	(2.25)	(.84)
Redemption fees added to paid in capital E	- K	- K	.01	- K	- K	- K
Net asset value, end of period	$ 21.95	$ 25.23	$ 17.30	$ 24.41	$ 23.67	$ 24.62
Total Return B, C, D	(13.00)%	45.84%	(26.81)%	12.57%	5.66%	7.36%
Ratios to Average Net Assets F, I
Expenses before reductions	.87% A	.91%	.87%	.88%	.93%	.96%
Expenses net of fee waivers, if any	.87% A	.91%	.87%	.88%	.93%	.96%
Expenses net of all reductions	.87% A	.90%	.87%	.88%	.92%	.92%
Net investment income (loss)	.01% A, H	(.13)%	.06%	(.20)%	(.22)%	(.18)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,134,005	$ 1,377,991	$ 1,012,464	$ 1,169,861	$ 796,975	$ 1,115,117
Portfolio turnover rate G	92% A	83%	116%	129%	71%	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.14)%. I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. J For the year ended February 29. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Pharmaceuticals Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Merck & Co., Inc.	6.6	7.6
Pfizer, Inc.	6.3	7.2
Johnson & Johnson	6.0	7.0
GlaxoSmithKline PLC sponsored ADR	5.9	5.0
Novartis AG sponsored ADR	4.9	6.5
Novo Nordisk AS Series B sponsored ADR	4.0	3.8
Valeant Pharmaceuticals International	3.9	1.1
Bristol-Myers Squibb Co.	3.7	1.9
Teva Pharmaceutical Industries Ltd. sponsored ADR	3.6	4.8
Allergan, Inc.	3.1	3.2
	48.0
Top Industries (% of fund's net assets)
As of August 31, 2010
Pharmaceuticals	84.5%
Biotechnology	5.8%
Health Care Equipment & Supplies	3.2%
Health Care Providers & Services	2.4%
Life Sciences Tools & Services	1.1%
All Others*	3.0%

As of February 28, 2010
Pharmaceuticals	81.4%
Health Care Equipment & Supplies	5.4%
Biotechnology	5.2%
Health Care Providers & Services	4.4%
Life Sciences Tools & Services	1.8%
All Others*	1.8%

* Includes short-term investments and net other assets.

Semiannual Report

Pharmaceuticals Portfolio

Investments August 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
BIOTECHNOLOGY - 5.8%
Biotechnology - 5.8%
Acorda Therapeutics, Inc. (a)	20,400	$ 614,448
Alexion Pharmaceuticals, Inc. (a)	23,936	1,351,666
Allos Therapeutics, Inc. (a)	81,600	297,840
AMAG Pharmaceuticals, Inc. (a)	16,000	403,200
Amylin Pharmaceuticals, Inc. (a)	21,360	438,734
Biogen Idec, Inc. (a)	10,300	554,140
BioMarin Pharmaceutical, Inc. (a)	126,500	2,566,685
Biovitrum AB (a)	50,500	268,544
China Biologic Products, Inc. (a)(d)	14,000	144,760
Genzyme Corp. (a)	81,300	5,699,943
Gilead Sciences, Inc. (a)	22,800	726,408
Human Genome Sciences, Inc. (a)	13,000	378,170
ImmunoGen, Inc. (a)	19,100	102,376
Incyte Corp. (a)	58,000	726,160
InterMune, Inc. (a)	13,390	139,524
Sino Biopharmaceutical Ltd.	948,000	321,732
Theravance, Inc. (a)	31,000	374,790
United Therapeutics Corp. (a)	33,600	1,552,992
		16,662,112
ELECTRONIC EQUIPMENT & COMPONENTS - 0.4%
Electronic Equipment & Instruments - 0.4%
Agilent Technologies, Inc. (a)	45,100	1,216,347
FOOD & STAPLES RETAILING - 0.0%
Drug Retail - 0.0%
Drogasil SA	1,000	21,061
HEALTH CARE EQUIPMENT & SUPPLIES - 3.2%
Health Care Equipment - 2.6%
American Medical Systems Holdings, Inc. (a)	29,000	528,380
C. R. Bard, Inc.	18,500	1,421,355
Covidien PLC	67,300	2,378,382
Edwards Lifesciences Corp. (a)	11,000	633,270
Hologic, Inc. (a)	86,000	1,220,340
Hospira, Inc. (a)	18,400	945,024
Mako Surgical Corp. (a)	13,000	135,720
Orthovita, Inc. (a)	95,900	157,276
		7,419,747
Health Care Supplies - 0.6%
Cooper Companies, Inc.	33,800	1,363,492
RTI Biologics, Inc. (a)	115,405	244,659
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	20,000	99,757
		1,707,908
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		9,127,655

	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - 2.4%
Health Care Distributors & Services - 0.0%
Profarma Distribuidora de Produtos Farmaceuticos SA	6,500	$ 51,813
Health Care Facilities - 0.1%
Hanger Orthopedic Group, Inc. (a)	13,500	176,175
Sunrise Senior Living, Inc. (a)	50,000	110,500
		286,675
Health Care Services - 2.2%
Accretive Health, Inc.	23,000	216,430
Catalyst Health Solutions, Inc. (a)	23,000	922,070
Express Scripts, Inc. (a)	57,800	2,462,280
Medco Health Solutions, Inc. (a)	57,000	2,478,360
Team Health Holdings, Inc.	25,000	315,250
		6,394,390
Managed Health Care - 0.1%
Odontoprev SA	12,000	127,700
TOTAL HEALTH CARE PROVIDERS & SERVICES		6,860,578
HEALTH CARE TECHNOLOGY - 0.1%
Health Care Technology - 0.1%
Allscripts-Misys Healthcare Solutions, Inc. (a)	20,000	334,200
LIFE SCIENCES TOOLS & SERVICES - 1.1%
Life Sciences Tools & Services - 1.1%
Illumina, Inc. (a)	24,700	1,059,383
PerkinElmer, Inc.	53,000	1,113,530
QIAGEN NV (a)	47,877	853,168
		3,026,081
PERSONAL PRODUCTS - 0.0%
Personal Products - 0.0%
Prestige Brands Holdings, Inc. (a)	4,000	29,600
Ruinian International Ltd.	35,000	25,061
		54,661
PHARMACEUTICALS - 84.5%
Pharmaceuticals - 84.5%
Abbott Laboratories	116,190	5,732,815
Adcock Ingram Holdings Ltd.	42,000	344,990
Akorn, Inc. (a)(d)	373,100	1,276,002
Allergan, Inc.	145,300	8,924,326
Ardea Biosciences, Inc. (a)	68,949	1,388,633
Aspen Pharmacare Holdings Ltd. (a)	27,000	307,783
AstraZeneca PLC sponsored ADR (d)	67,400	3,331,582
Auxilium Pharmaceuticals, Inc. (a)	69,700	1,805,927
AVANIR Pharmaceuticals Class A (a)	35,000	99,050
BioMimetic Therapeutics, Inc. (a)(d)	125,000	1,140,000
Biovail Corp. (d)	238,100	5,446,433
BMP Sunstone Corp. (a)	110,000	715,000
BMP Sunstone Corp. warrants 8/19/12 (a)(e)	1,000	454
Common Stocks - continued
	Shares	Value
PHARMACEUTICALS - CONTINUED
Pharmaceuticals - continued
Bristol-Myers Squibb Co.	400,510	$ 10,445,301
Cadence Pharmaceuticals, Inc. (a)(d)	81,600	644,640
Cardiome Pharma Corp. (a)	177,600	1,079,342
China Shineway Pharmaceutical Group Ltd.	80,000	209,798
Cipla Ltd.	40,000	257,893
Cypress Bioscience, Inc. (a)	175,000	567,000
DepoMed, Inc. (a)	108,096	388,065
Dr. Reddy's Laboratories Ltd. sponsored ADR (d)	158,400	4,563,504
Durect Corp. (a)	269,500	560,560
Elan Corp. PLC sponsored ADR (a)	412,800	1,808,064
Eli Lilly & Co.	137,300	4,607,788
Endo Pharmaceuticals Holdings, Inc. (a)	195,400	5,309,018
Endo Pharmaceuticals Holdings, Inc. rights 2/27/12 (a)	9,000	0
Forest Laboratories, Inc. (a)	110,520	3,016,091
GlaxoSmithKline PLC sponsored ADR	452,400	16,919,760
Guangzhou Pharmaceutical Co. Ltd. (H Shares)	114,000	101,559
Hi-Tech Pharmacal Co., Inc. (a)(d)	31,700	549,995
Hikma Pharmaceuticals PLC	26,000	305,093
Hua Han Bio-Pharmaceutical Holdings Ltd.	560,000	174,215
Impax Laboratories, Inc. (a)	82,100	1,286,507
Inspire Pharmaceuticals, Inc. (a)	226,073	1,096,454
Johnson & Johnson	300,200	17,117,404
King Pharmaceuticals, Inc. (a)	420,900	3,666,039
KV Pharmaceutical Co. Class A (a)(d)	280,000	411,600
Lupin Ltd.	2,500	18,943
MAP Pharmaceuticals, Inc. (a)	27,112	293,216
Medicis Pharmaceutical Corp. Class A	104,200	2,865,500
Merck & Co., Inc.	538,036	18,917,346
Mylan, Inc. (a)(d)	229,200	3,933,072
Nektar Therapeutics (a)	180,500	2,312,205
Nichi-iko Pharmaceutical Co. Ltd.	15,000	543,621
Novartis AG sponsored ADR (d)	268,898	14,114,456
Novo Nordisk AS Series B sponsored ADR	134,500	11,515,890
Obagi Medical Products, Inc. (a)	39,000	409,890
Optimer Pharmaceuticals, Inc. (a)	123,000	988,920
Pain Therapeutics, Inc. (a)	129,721	733,572
Paladin Labs, Inc. (a)	33,800	855,897
Par Pharmaceutical Companies, Inc. (a)	28,000	738,360
Perrigo Co.	123,800	7,055,362
Pfizer, Inc.	1,127,788	17,965,663
Pharmstandard OJSC unit (a)	9,500	226,575
Piramal Healthcare Ltd.	32,000	338,846
Pozen, Inc. (a)	89,000	602,530
Questcor Pharmaceuticals, Inc. (a)	156,800	1,519,392
Salix Pharmaceuticals Ltd. (a)	76,600	2,900,076
Sanofi-Aventis sponsored ADR	259,000	7,409,990

	Shares	Value
Santarus, Inc. (a)	284,500	$ 645,815
Sawai Pharmaceutical Co. Ltd.	1,800	184,456
Shire PLC sponsored ADR	114,000	7,375,800
Strides Arcolab Ltd.	10,000	86,106
SuperGen, Inc. (a)	212,000	424,000
Teva Pharmaceutical Industries Ltd. sponsored ADR	202,289	10,231,778
The Medicines Company (a)	143,000	1,644,500
The United Laboratories International Holdings Ltd.	440,000	848,449
Towa Pharmaceutical Co. Ltd.	8,900	531,754
Valeant Pharmaceuticals International (a)	193,064	11,137,862
Virbac SA	967	114,608
ViroPharma, Inc. (a)	163,700	2,052,798
Watson Pharmaceuticals, Inc. (a)	97,400	4,195,018
XenoPort, Inc. (a)(d)	50,000	288,000
		241,618,951
TOTAL COMMON STOCKS (Cost $262,132,783)		278,921,646
Money Market Funds - 13.1%

Fidelity Cash Central Fund, 0.24% (b)	10,461,207	10,461,207
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c)	26,893,175	26,893,175
TOTAL MONEY MARKET FUNDS (Cost $37,354,382)		37,354,382
TOTAL INVESTMENT PORTFOLIO - 110.6% (Cost $299,487,165)		316,276,028
NET OTHER ASSETS (LIABILITIES) - (10.6)%		(30,202,047)
NET ASSETS - 100%		$ 286,073,981
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $454 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
BMP Sunstone Corp. warrants 8/19/12	8/17/07	$ 125
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,209
Fidelity Securities Lending Cash Central Fund	114,881
Total	$ 123,090
Other Information

The following is a summary of the inputs used, as of August 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 278,921,646	$ 278,921,192	$ 454	$ -
Money Market Funds	37,354,382	37,354,382	-	-
Total Investments in Securities:	$ 316,276,028	$ 316,275,574	$ 454	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	67.4%
United Kingdom	7.2%
Switzerland	4.9%
Denmark	4.0%
Israel	3.6%
France	2.6%
Canada	2.6%
Bailiwick of Jersey	2.6%
India	1.8%
Ireland	1.4%
Others (Individually Less Than 1%)	1.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Pharmaceuticals Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $26,351,503) - See accompanying schedule: Unaffiliated issuers (cost $262,132,783)	$ 278,921,646
Fidelity Central Funds (cost $37,354,382)	37,354,382
Total Investments (cost $299,487,165)		$ 316,276,028
Cash		31,880
Receivable for investments sold		5,110,115
Receivable for fund shares sold		1,023,469
Dividends receivable		694,075
Distributions receivable from Fidelity Central Funds		13,540
Other receivables		886
Total assets		323,149,993

Liabilities
Payable for investments purchased	$ 9,773,173
Payable for fund shares redeemed	184,390
Accrued management fee	129,009
Other affiliated payables	72,197
Other payables and accrued expenses	24,068
Collateral on securities loaned, at value	26,893,175
Total liabilities		37,076,012

Net Assets		$ 286,073,981
Net Assets consist of:
Paid in capital		$ 270,687,059
Undistributed net investment income		2,010,892
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(3,416,995)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		16,793,025
Net Assets, for 26,576,302 shares outstanding		$ 286,073,981
Net Asset Value, offering price and redemption price per share ($286,073,981 ÷ 26,576,302 shares)		$ 10.76

Statement of Operations

Six months ended August 31, 2010 (Unaudited)

Investment Income
Dividends		$ 3,149,642
Income from Fidelity Central Funds (including $114,881 from security lending)		123,090
Total income		3,272,732

Expenses
Management fee	$ 716,380
Transfer agent fees	377,349
Accounting and security lending fees	53,385
Custodian fees and expenses	25,463
Independent trustees' compensation	686
Registration fees	24,226
Audit	18,903
Legal	399
Miscellaneous	1,321
Total expenses before reductions	1,218,112
Expense reductions	(2,048)	1,216,064
Net investment income (loss)		2,056,668
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(587,614)
Foreign currency transactions	2,967
Total net realized gain (loss)		(584,647)
Change in net unrealized appreciation (depreciation) on: Investment securities	(5,491,636)
Assets and liabilities in foreign currencies	1,652
Total change in net unrealized appreciation (depreciation)		(5,489,984)
Net gain (loss)		(6,074,631)
Net increase (decrease) in net assets resulting from operations		$ (4,017,963)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Pharmaceuticals Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2010 (Unaudited)	Year ended February 28, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,056,668	$ 2,556,657
Net realized gain (loss)	(584,647)	18,349,430
Change in net unrealized appreciation (depreciation)	(5,489,984)	39,165,692
Net increase (decrease) in net assets resulting from operations	(4,017,963)	60,071,779
Distributions to shareholders from net investment income	(460,031)	(2,794,173)
Distributions to shareholders from net realized gain	(1,150,077)	-
Total distributions	(1,610,108)	(2,794,173)
Share transactions Proceeds from sales of shares	100,991,224	113,916,553
Reinvestment of distributions	1,565,666	2,695,478
Cost of shares redeemed	(46,397,925)	(80,373,510)
Net increase (decrease) in net assets resulting from share transactions	56,158,965	36,238,521
Redemption fees	8,426	7,643
Total increase (decrease) in net assets	50,539,320	93,523,770

Net Assets
Beginning of period	235,534,661	142,010,891
End of period (including undistributed net investment income of $2,010,892 and undistributed net investment income of $414,255, respectively)	$ 286,073,981	$ 235,534,661
Other Information Shares
Sold	9,125,347	11,305,331
Issued in reinvestment of distributions	136,501	268,688
Redeemed	(4,232,193)	(8,706,324)
Net increase (decrease)	5,029,655	2,867,695

Financial Highlights

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008 I	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.93	$ 7.60	$ 10.52	$ 10.88	$ 10.41	$ 8.64
Income from Investment Operations
Net investment income (loss) E	.09	.14	.18	.10	.08	.02
Net realized and unrealized gain (loss)	(.19)	3.35	(2.91)	.13	.74	1.77
Total from investment operations	(.10)	3.49	(2.73)	.23	.82	1.79
Distributions from net investment income	(.02)	(.16)	(.13)	(.11)	(.04)	(.02)
Distributions from net realized gain	(.05)	-	(.06)	(.48)	(.31)	-
Total distributions	(.07)	(.16)	(.19)	(.59)	(.35)	(.02)
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 10.76	$ 10.93	$ 7.60	$ 10.52	$ 10.88	$ 10.41
Total Return B,C,D	(.95)%	46.05%	(26.23)%	1.64%	8.05%	20.68%
Ratios to Average Net Assets F,H
Expenses before reductions	.95% A	1.01%	1.00%	.95%	1.02%	1.11%
Expenses net of fee waivers, if any	.95% A	1.01%	1.00%	.95%	1.02%	1.11%
Expenses net of all reductions	.95% A	1.00%	.99%	.95%	1.01%	1.03%
Net investment income (loss)	1.61% A	1.49%	1.89%	.85%	.73%	.23%
Supplemental Data
Net assets, end of period (000 omitted)	$ 286,074	$ 235,535	$ 142,011	$ 167,330	$ 195,128	$ 142,471
Portfolio turnover rate G	101% A	221%	240%	119%	204%	207%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. I For the year ended February 29. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2010 (Unaudited)

1. Organization.

Biotechnology Portfolio, Health Care Portfolio, Medical Delivery Portfolio, Medical Equipment and Systems Portfolio, and Pharmaceuticals Portfolio (the Funds) are non-diversified funds of Fidelity Select Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. Each Fund is authorized to issue an unlimited number of shares.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund uses independent pricing services approved by the Board of Trustees to value their investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2010, as well as a roll forward of Level 3 securities, is included at the end of each Fund's Schedule of Investments. Valuation techniques used to value each Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the Funds are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Health Care Portfolio, independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, deferred trustees compensation, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Biotechnology Portfolio	$ 1,202,514,931	$ 85,627,885	$ (242,344,006)	$ (156,716,121)
Health Care Portfolio	1,409,550,611	197,813,711	(96,952,581)	100,861,130
Medical Delivery Portfolio	349,254,917	47,985,082	(29,193,497)	18,791,585
Medical Equipment and Systems Portfolio	1,202,629,095	113,513,359	(145,504,364)	(31,991,005)
Pharmaceuticals Portfolio	302,998,280	28,861,279	(15,583,531)	13,277,748

Semiannual Report

3. Significant Accounting Policies - continued

Trading (Redemption) Fees. Shares held by investors in the Funds less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

4. Operating Policies.

Restricted Securities. Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Biotechnology Portfolio	724,700,465	725,589,268
Health Care Portfolio	795,190,625	945,147,300
Medical Delivery Portfolio	87,780,730	127,949,676
Medical Equipment and Systems Portfolio	608,804,739	684,605,557
Pharmaceuticals Portfolio	176,301,249	125,748,875

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Biotechnology Portfolio	.30%	.26%	.56%
Health Care Portfolio	.30%	.26%	.56%
Medical Delivery Portfolio	.30%	.26%	.56%
Medical Equipment and Systems Portfolio	.30%	.26%	.56%
Pharmaceuticals Portfolio	.30%	.26%	.56%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Biotechnology Portfolio	.26%
Health Care Portfolio	.23%
Medical Delivery Portfolio	.28%
Medical Equipment and Systems Portfolio	.26%
Pharmaceuticals Portfolio	.29%

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were as follows:

Amount
Biotechnology Portfolio	$ 11,541
Health Care Portfolio	9,694
Medical Delivery Portfolio	7,728
Medical Equipment and Systems Portfolio	6,988
Pharmaceuticals Portfolio	3,882

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Biotechnology Portfolio	Borrower	$ 14,290,800.45%		$ 7,114

7. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Biotechnology Portfolio	$ 2,151
Health Care Portfolio	3,429
Medical Delivery Portfolio	903
Medical Equipment and Systems Portfolio	2,789
Pharmaceuticals Portfolio	479

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds.

Semiannual Report

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of certain Funds provided services to these Funds in addition to trade execution. These services included payments of expenses on behalf of each applicable Fund. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service reduction	Custody expense reduction
Biotechnology Portfolio	$ 81,831	$ -
Health Care Portfolio	55,392	16
Medical Delivery Portfolio	23,110	25
Medical Equipment and Systems Portfolio	56,425	63
Pharmaceuticals Portfolio	2,044	4

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, the Strategic Advisers U.S. Opportunity Fund was the owner of record of approximately 22% of the total outstanding shares of Pharmaceuticals Portfolio. Mutual funds managed by Strategic Advisers, Inc., an FMR affiliate, were the owners of record, in the aggregate, of approximately 29% of the total outstanding shares of Pharmaceuticals Portfolio.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Biotechnology Portfolio
Health Care Portfolio
Medical Delivery Portfolio
Medical Equipment and Systems Portfolio
Pharmaceuticals Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of fund shareholders and that the compensation to be received by Fidelity under the management contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of each fund.

Resources Dedicated to Investment Management and Support Services. The Board and the equity research subcommittee of the Board's Fund Oversight Committee reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. The Board noted FMR's continued focus on strengthening the organization and discipline of equity portfolio management and research.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance, as well as each fund's relative investment performance measured over multiple periods against a third-party-sponsored index that reflects the market sector in which the fund invests. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare any of the funds' performance. For each fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, the fund's cumulative total returns and the cumulative total returns of a third-party-sponsored index ("benchmark").

Biotechnology Portfolio

The Board noted that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the fund's one-year cumulative total return compared favorably to its benchmark. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Health Care Portfolio

The Board noted that the investment performance of the fund compared favorably to its benchmark for the one- and five-year periods, although the fund's three-year cumulative total return was lower than its benchmark. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Medical Delivery Portfolio

The Board noted that the investment performance of the fund compared favorably to its benchmark for all the periods shown. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Medical Equipment and Systems Portfolio

The Board noted that the investment performance of the fund compared favorably to its benchmark for all the periods shown. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Pharmaceuticals Portfolio

The Board noted that the investment performance of the fund compared favorably to its benchmark for all the periods shown. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 8% means that 92% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Biotechnology Portfolio

Health Care Portfolio

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Medical Delivery Portfolio

Medical Equipment and Systems Portfolio

Semiannual Report

Pharmaceuticals Portfolio

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of each fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund's total expenses ranked below its competitive median for 2009.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that each fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year and length of portfolio manager tenure for different categories of funds over time; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, the rationale for the compensation structure, and how the compensation structure provides appropriate performance incentives; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) management and other fees paid by FMR to affiliated sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds; (vii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; (viii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (ix) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

Corporate Headquarters

82 Devonshire Street
Boston, MA 02109
1-800-544-8888

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

SELHC-USAN-1010
1.813643.105

Fidelity®
Select Portfolios®
Information Technology Sector

Communications Equipment Portfolio

Computers Portfolio

Electronics Portfolio

IT Services Portfolio

Software and Computer Services Portfolio

Technology Portfolio

Semiannual Report

August 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>
Shareholder Expense Example	<Click Here>
Communications Equipment Portfolio	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Computers Portfolio	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Electronics Portfolio	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
IT Services Portfolio	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Software and Computer Services Portfolio	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Technology Portfolio	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes to Financial Statements	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

A yearlong uptrend in global equity markets reversed course in late April 2010 when investor sentiment turned bearish due in great measure to concern that Europe's debt crisis would expand and slow or derail economic recovery. However, a bounceback in July helped to recover some of the ground that was lost. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2010 to August 31, 2010).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Annualized Expense Ratio	Beginning Account Value March 1, 2010	Ending Account Value August 31, 2010	Expenses Paid During Period* March 1, 2010 to August 31, 2010
Communications Equipment Portfolio	.92%
Actual		$ 1,000.00	$ 995.70	$ 4.63
HypotheticalA		$ 1,000.00	$ 1,020.57	$ 4.69
Computers Portfolio	.90%
Actual		$ 1,000.00	$ 990.60	$ 4.52
HypotheticalA		$ 1,000.00	$ 1,020.67	$ 4.58
Electronics Portfolio	.88%
Actual		$ 1,000.00	$ 874.00	$ 4.16
HypotheticalA		$ 1,000.00	$ 1,020.77	$ 4.48
IT Services Portfolio	.95%
Actual		$ 1,000.00	$ 980.70	$ 4.74
HypotheticalA		$ 1,000.00	$ 1,020.42	$ 4.84
Software and Computer Services Portfolio	.85%
Actual		$ 1,000.00	$ 979.40	$ 4.24
HypotheticalA		$ 1,000.00	$ 1,020.92	$ 4.33
Technology Portfolio	.86%
Actual		$ 1,000.00	$ 1,013.20	$ 4.36
HypotheticalA		$ 1,000.00	$ 1,020.87	$ 4.38

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Communications Equipment Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
QUALCOMM, Inc.	13.0	8.5
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	8.3	4.7
Cisco Systems, Inc.	8.2	12.2
Motorola, Inc.	6.3	2.4
Acme Packet, Inc.	5.1	3.1
Juniper Networks, Inc.	4.5	5.9
F5 Networks, Inc.	4.2	2.9
Research In Motion Ltd.	3.8	6.7
Riverbed Technology, Inc.	3.1	1.9
Polycom, Inc.	2.4	4.2
	58.9
Top Industries (% of fund's net assets)
As of August 31, 2010
Communications Equipment	78.5%
Semiconductors & Semiconductor Equipment	4.9%
Software	4.6%
Wireless Telecommunication Services	3.6%
Computers & Peripherals	2.8%
All Others*	5.6%

As of February 28, 2010
Communications Equipment	78.3%
Semiconductors & Semiconductor Equipment	6.6%
Software	4.3%
Wireless Telecommunication Services	2.9%
Electronic Equipment & Components	2.5%
All Others*	5.4%

* Includes short-term investments and net other assets.

Semiannual Report

Communications Equipment Portfolio

Investments August 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
AUTOMOBILES - 0.2%
Automobile Manufacturers - 0.2%
BYD Co. Ltd. (H Shares)	102,500	$ 590,315
COMMUNICATIONS EQUIPMENT - 78.3%
Communications Equipment - 78.3%
Acme Packet, Inc. (a)	535,926	18,007,114
Adtran, Inc.	254,000	7,983,220
ADVA AG Optical Networking (a)	372,136	1,990,421
Alcatel-Lucent SA sponsored ADR (a)	205,525	528,199
Arris Group, Inc. (a)	159,729	1,304,986
Aruba Networks, Inc. (a)	130,149	2,390,837
Aviat Networks, Inc. (a)	74,065	291,816
BigBand Networks, Inc. (a)	419,200	1,131,840
Black Box Corp.	9,800	276,360
Blue Coat Systems, Inc. (a)	106,500	2,005,395
Brocade Communications Systems, Inc. (a)	131,191	658,579
Ceragon Networks Ltd. (a)	4,700	39,762
Ciena Corp. (a)(d)	114,941	1,433,314
Cisco Systems, Inc. (a)	1,446,731	29,006,957
CommScope, Inc. (a)	150,702	2,825,663
Comverse Technology, Inc. (a)	44,610	231,972
DG FastChannel, Inc. (a)	74,200	1,175,328
Digi International, Inc. (a)	66,600	504,828
DragonWave, Inc. (a)	68,900	404,515
EchoStar Holding Corp. Class A (a)	52,180	973,679
F5 Networks, Inc. (a)	168,670	14,746,818
Finisar Corp. (a)(d)	226,299	2,894,364
Harmonic, Inc. (a)	285,540	1,658,987
Harris Corp.	114,000	4,795,980
HTC Corp.	313,850	5,728,172
Infinera Corp. (a)	64,774	546,693
JDS Uniphase Corp. (a)	543,827	4,997,770
Juniper Networks, Inc. (a)	583,386	15,868,099
Motorola, Inc. (a)	2,947,626	22,195,624
Oclaro, Inc. (a)	115,663	1,184,389
Oplink Communications, Inc. (a)	46,946	737,991
Opnext, Inc. (a)	541,899	747,821
Polycom, Inc. (a)	297,500	8,472,800
QUALCOMM, Inc.	1,197,380	45,871,623
Research In Motion Ltd. (a)(d)	308,200	13,209,453
Riverbed Technology, Inc. (a)	280,421	10,756,950
Sandvine Corp. (a)	118,328	166,464
Sandvine Corp. (U.K.) (a)	1,458,000	2,046,330
ShoreTel, Inc. (a)	514,124	2,375,253
Sierra Wireless, Inc. (a)	225,800	1,869,931
Sonus Networks, Inc. (a)	40,232	119,087
Sycamore Networks, Inc.	93,200	2,042,944
Tekelec (a)	169,300	1,855,528
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR (d)	3,024,293	29,123,942

	Shares	Value
Tellabs, Inc.	906,333	$ 6,434,964
ZTE Corp. (H Shares)	556,000	2,065,639
		275,678,401
COMPUTERS & PERIPHERALS - 2.8%
Computer Hardware - 2.1%
Apple, Inc. (a)	30,300	7,374,111
Compal Electronics, Inc.	1,274	1,427
		7,375,538
Computer Storage & Peripherals - 0.7%
Isilon Systems, Inc. (a)	48,450	966,578
Novatel Wireless, Inc. (a)	128,902	748,921
QLogic Corp. (a)	56,100	835,610
		2,551,109
TOTAL COMPUTERS & PERIPHERALS		9,926,647
ELECTRICAL EQUIPMENT - 0.0%
Electrical Components & Equipment - 0.0%
A123 Systems, Inc.	1,400	9,170
ELECTRONIC EQUIPMENT & COMPONENTS - 1.9%
Electronic Manufacturing Services - 1.9%
Plexus Corp. (a)	27,200	626,144
Trimble Navigation Ltd. (a)	208,900	5,876,357
		6,502,501
HEALTH CARE TECHNOLOGY - 0.0%
Health Care Technology - 0.0%
athenahealth, Inc. (a)	400	10,776
INTERNET SOFTWARE & SERVICES - 2.3%
Internet Software & Services - 2.3%
Akamai Technologies, Inc. (a)	117,500	5,413,225
DivX, Inc. (a)	500	3,848
Equinix, Inc. (a)	500	45,605
Limelight Networks, Inc. (a)	153,138	606,426
OpenTable, Inc. (a)	100	5,330
Rackspace Hosting, Inc. (a)	72,000	1,417,680
Tencent Holdings Ltd.	26,700	488,425
		7,980,539
IT SERVICES - 0.2%
Data Processing & Outsourced Services - 0.2%
Amadeus IT Holding SA Class A (a)	17,100	294,758
NeuStar, Inc. Class A (a)	16,400	363,096
		657,854
IT Consulting & Other Services - 0.0%
Yucheng Technologies Ltd. (a)(d)	60,300	195,372
TOTAL IT SERVICES		853,226
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.9%
Semiconductors - 4.9%
Actel Corp. (a)	19,449	278,121
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
Applied Micro Circuits Corp. (a)	110,450	$ 1,190,651
ARM Holdings PLC sponsored ADR (d)	200,000	3,336,000
Avago Technologies Ltd.	31,000	624,650
Cavium Networks, Inc. (a)(d)	80,351	1,939,673
CSR PLC (a)	58,483	251,987
Cypress Semiconductor Corp. (a)	32,800	347,188
Entropic Communications, Inc. (a)	50,400	383,544
Exar Corp. (a)	6,701	36,453
Hittite Microwave Corp. (a)	42,700	1,816,885
Ikanos Communications, Inc. (a)	183,615	158,093
Infineon Technologies AG (a)	26,084	145,498
Netlogic Microsystems, Inc. (a)(d)	55,798	1,347,522
ON Semiconductor Corp. (a)	316,257	1,954,468
Pericom Semiconductor Corp. (a)	45,400	383,630
Pixelplus Co. Ltd. ADR (a)	30,925	21,338
PLX Technology, Inc. (a)	21,500	72,025
Standard Microsystems Corp. (a)	55,597	1,007,418
TriQuint Semiconductor, Inc. (a)	127,100	883,345
Volterra Semiconductor Corp. (a)	49,300	988,465
		17,166,954
SOFTWARE - 4.6%
Application Software - 3.6%
AsiaInfo Holdings, Inc. (a)	135,500	2,420,030
Citrix Systems, Inc. (a)	50,908	2,949,610
Cyberlink Corp.	207,000	816,957
NetScout Systems, Inc. (a)	41,800	661,694
Nuance Communications, Inc. (a)	119,400	1,752,792
Smith Micro Software, Inc. (a)	65,032	497,495
SolarWinds, Inc. (a)(d)	79,900	1,152,158
Synchronoss Technologies, Inc. (a)	18,192	281,248
Taleo Corp. Class A (a)	1,800	46,134
TeleNav, Inc.	5,800	32,480
Ulticom, Inc. (a)	159,400	1,233,756
Voltaire Ltd. (a)	208,700	993,412
		12,837,766
Home Entertainment Software - 0.1%
Giant Interactive Group, Inc. ADR (d)	50,800	311,912
Systems Software - 0.9%
Allot Communications Ltd. (a)	11,800	58,764
Fortinet, Inc. (d)	57,450	1,171,406
Opnet Technologies, Inc.	14,100	222,075
Rovi Corp. (a)	27,200	1,183,472
TeleCommunication Systems, Inc. Class A (a)	166,423	512,583
		3,148,300
TOTAL SOFTWARE		16,297,978

	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES - 3.6%
Wireless Telecommunication Services - 3.6%
American Tower Corp. Class A (a)	43,810	$ 2,052,937
Crown Castle International Corp. (a)	47,700	1,961,424
SBA Communications Corp. Class A (a)	51,464	1,842,411
SOFTBANK CORP.	17,400	499,303
Sprint Nextel Corp. (a)	933,300	3,807,864
Syniverse Holdings, Inc. (a)	114,179	2,348,662
		12,512,601
TOTAL COMMON STOCKS (Cost $361,365,048)		347,529,108
Convertible Bonds - 0.2%
Principal Amount
COMMUNICATIONS EQUIPMENT - 0.2%
Communications Equipment - 0.2%
Ciena Corp. 0.25% 5/1/13 (Cost $930,000)	$ 930,000	791,151
Money Market Funds - 7.2%
	Shares
Fidelity Cash Central Fund, 0.24% (b)	5,347,722	5,347,722
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c)	20,156,675	20,156,675
TOTAL MONEY MARKET FUNDS (Cost $25,504,397)		25,504,397
TOTAL INVESTMENT PORTFOLIO - 106.2% (Cost $387,799,445)	373,824,656
NET OTHER ASSETS (LIABILITIES) - (6.2)%	(21,896,557)
NET ASSETS - 100%	$ 351,928,099
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,377
Fidelity Securities Lending Cash Central Fund	88,276
Total	$ 96,653
Other Information

The following is a summary of the inputs used, as of August 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 347,529,108	$ 347,529,108	$ -	$ -
Convertible Bonds	791,151	-	791,151	-
Money Market Funds	25,504,397	25,504,397	-	-
Total Investments in Securities:	$ 373,824,656	$ 373,033,505	$ 791,151	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 17,009
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	(17,009)
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2010	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	81.4%
Sweden	8.3%
Canada	5.0%
Taiwan	1.8%
United Kingdom	1.0%
China	1.0%
Others (Individually Less Than 1%)	1.5%
100.0%
Income Tax Information

At February 28, 2010, the Fund had a capital loss carryforward of approximately $387,660,109 of which $355,447,951, $3,347,694, $1,904,449, $13,297,103 and $13,662,912 will expire on February 28, 2011, February 29, 2012, February 28, 2015, February 29, 2016 and February 28, 2017, respectively.

A capital loss carryforward of approximately $17,899,915 was acquired from the Networking and Infrastructure Portfolio, of which $3,347,694, $1,904,449, $8,250,126 and $4,397,646 will expire on February 29, 2012, February 28, 2015, February 29, 2016 and February 28, 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Communications Equipment Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $19,518,517) - See accompanying schedule: Unaffiliated issuers (cost $362,295,048)	$ 348,320,259
Fidelity Central Funds (cost $25,504,397)	25,504,397
Total Investments (cost $387,799,445)		$ 373,824,656
Receivable for investments sold		488,092
Receivable for fund shares sold		52,461
Dividends receivable		227,576
Interest receivable		769
Distributions receivable from Fidelity Central Funds		8,028
Other receivables		7,674
Total assets		374,609,256

Liabilities
Payable for investments purchased	$ 15,752
Payable for fund shares redeemed	2,212,910
Accrued management fee	175,295
Other affiliated payables	99,222
Other payables and accrued expenses	21,303
Collateral on securities loaned, at value	20,156,675
Total liabilities		22,681,157

Net Assets		$ 351,928,099
Net Assets consist of:
Paid in capital		$ 758,728,873
Accumulated net investment loss		(2,301,318)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(390,524,666)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(13,974,790)
Net Assets, for 17,005,296 shares outstanding		$ 351,928,099
Net Asset Value, offering price and redemption price per share ($351,928,099 ÷ 17,005,296 shares)		$ 20.70

Statement of Operations

Six months ended August 31, 2010 (Unaudited)

Investment Income
Dividends		$ 1,092,638
Interest		1,180
Income from Fidelity Central Funds (including $88,276 from security lending)		96,653
Total income		1,190,471

Expenses
Management fee	$ 1,025,959
Transfer agent fees	534,333
Accounting and security lending fees	73,811
Custodian fees and expenses	12,271
Independent trustees' compensation	1,059
Registration fees	27,996
Audit	12,838
Legal	2,433
Interest	368
Miscellaneous	2,923
Total expenses before reductions	1,693,991
Expense reductions	(23,621)	1,670,370
Net investment income (loss)		(479,899)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,666,094
Foreign currency transactions	(1,841)
Total net realized gain (loss)		2,664,253
Change in net unrealized appreciation (depreciation) on: Investment securities	(6,737,906)
Assets and liabilities in foreign currencies	(1)
Total change in net unrealized appreciation (depreciation)		(6,737,907)
Net gain (loss)		(4,073,654)
Net increase (decrease) in net assets resulting from operations		$ (4,553,553)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Communications Equipment Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2010 (Unaudited)	Year ended February 28, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (479,899)	$ (1,259,876)
Net realized gain (loss)	2,664,253	54,600,253
Change in net unrealized appreciation (depreciation)	(6,737,907)	100,949,585
Net increase (decrease) in net assets resulting from operations	(4,553,553)	154,289,962
Distributions to shareholders from net investment income	-	(937,682)
Share transactions Proceeds from sales of shares	101,409,032	227,078,826
Net asset value of shares issued in exchange for the net assets of Networking and Infrastructure Portfolio (note 12)	-	66,583,971
Reinvestment of distributions	-	900,738
Cost of shares redeemed	(81,842,949)	(236,954,161)
Net increase (decrease) in net assets resulting from share transactions	19,566,083	57,609,374
Redemption fees	5,553	30,144
Total increase (decrease) in net assets	15,018,083	210,991,798

Net Assets
Beginning of period	336,910,016	125,918,218
End of period (including accumulated net investment loss of $2,301,318 and accumulated net investment loss of $1,821,419, respectively)	$ 351,928,099	$ 336,910,016
Other Information Shares
Sold	4,582,955	13,101,569
Issued in exchange for the shares of Networking and Infrastructure Portfolio (Note 12)	-	3,975,162
Issued in reinvestment of distributions	-	44,790
Redeemed	(3,786,799)	(12,657,351)
Net increase (decrease)	796,156	4,464,170

Financial Highlights

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008 K	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 20.79	$ 10.72	$ 19.50	$ 20.64	$ 21.67	$ 17.67
Income from Investment Operations
Net investment income (loss) E	(.03)	(.07) H	.04	(.12)	(.13)	(.09)
Net realized and unrealized gain (loss)	(.06)	10.20	(8.77)	(1.02)	(.90)	4.09
Total from investment operations	(.09)	10.13	(8.73)	(1.14)	(1.03)	4.00
Distributions from net investment income	-	(.06)	(.05)	-	-	-
Redemption fees added to paid in capital E, L	-	-	-	-	-	-
Net asset value, end of period	$ 20.70	$ 20.79	$ 10.72	$ 19.50	$ 20.64	$ 21.67
Total Return B, C, D	(.43)%	94.47%	(44.79)%	(5.52)%	(4.75)%	22.64%
Ratios to Average Net Assets F, I
Expenses before reductions	.92% A	.97%	.95%	.93%	1.01%	1.06%
Expenses net of fee waivers, if any	.92% A	.97%	.95%	.93%	1.01%	1.06%
Expenses net of all reductions	.91% A	.95%	.94%	.93%	1.00%	.94%
Net investment income (loss)	(.26)% A	(.41)% H	.25%	(.55)%	(.63)%	(.48)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 351,928	$ 336,910	$ 125,918	$ 241,213	$ 321,967	$ 480,127
Portfolio turnover rate G	70% A	143% J	120%	39%	122%	167%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the former sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.63)%.

I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

J The portfolio turnover rate does not include the assets acquired in the merger.

K For the year ended February 29.

L Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Computers Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	17.9	13.4
Hewlett-Packard Co.	10.6	13.0
International Business Machines Corp.	10.1	10.2
EMC Corp.	6.7	5.1
Dell, Inc.	5.0	5.9
NetApp, Inc.	4.5	4.1
NCR Corp.	3.3	2.2
Western Digital Corp.	3.2	3.5
Seagate Technology	3.1	4.3
SanDisk Corp.	3.0	3.2
	67.4
Top Industries (% of fund's net assets)
As of August 31, 2010
Computers & Peripherals	80.3%
IT Services	12.9%
Communications Equipment	2.7%
Software	1.7%
Electronic Equipment & Components	1.3%
All Others*	1.1%

As of February 28, 2010
Computers & Peripherals	80.0%
Semiconductors & Semiconductor Equipment	6.2%
Software	4.3%
Electronic Equipment & Components	3.8%
Internet Software & Services	2.3%
All Others*	3.4%

* Includes short-term investments and net other assets.

Semiannual Report

Computers Portfolio

Investments August 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 2.7%
Communications Equipment - 2.7%
HTC Corp.	172,250	$ 3,143,787
Juniper Networks, Inc. (a)	90,700	2,467,040
Motorola, Inc. (a)	775,000	5,835,750
		11,446,577
COMPUTERS & PERIPHERALS - 80.3%
Computer Hardware - 42.5%
3PAR, Inc. (a)	367,100	11,791,252
Apple, Inc. (a)	315,200	76,710,226
Avid Technology, Inc. (a)	146,500	1,623,220
Cray, Inc. (a)	450,000	2,425,500
Dell, Inc. (a)	1,810,407	21,308,490
Diebold, Inc.	91,800	2,381,292
Hewlett-Packard Co.	1,175,655	45,239,204
NCR Corp. (a)	1,110,100	14,264,785
Silicon Graphics International Corp. (a)(d)	100,000	593,500
Stratasys, Inc. (a)(d)	112,331	2,551,037
Super Micro Computer, Inc. (a)	290,000	2,620,150
		181,508,656
Computer Storage & Peripherals - 37.8%
Compellent Technologies, Inc. (a)	368,300	5,623,941
Electronics for Imaging, Inc. (a)	728,024	7,749,815
EMC Corp. (a)	1,576,178	28,749,487
Hutchinson Technology, Inc. (a)(d)	184,883	530,614
Hypercom Corp. (a)(d)	731,700	2,290,221
Imation Corp. (a)	415,000	3,552,400
Immersion Corp. (a)	460,000	2,125,200
Intermec, Inc. (a)	451,500	4,745,265
Intevac, Inc. (a)	237,200	2,234,424
Isilon Systems, Inc. (a)	320,000	6,384,000
Lexmark International, Inc. Class A (a)	278,700	9,751,713
NetApp, Inc. (a)	475,800	19,241,352
Netezza Corp. (a)	389,600	7,581,616
Novatel Wireless, Inc. (a)	175,000	1,016,750
QLogic Corp. (a)	324,100	4,827,469
Quantum Corp. (a)	3,443,200	4,958,208
SanDisk Corp. (a)	378,300	12,574,692
Seagate Technology (a)	1,311,800	13,288,534
STEC, Inc. (a)(d)	283,500	3,163,860
Synaptics, Inc. (a)(d)	180,000	4,755,600
Western Digital Corp. (a)	559,184	13,504,294
Xyratex Ltd. (a)	250,800	3,019,632
		161,669,087
TOTAL COMPUTERS & PERIPHERALS		343,177,743

	Shares	Value
ELECTRONIC EQUIPMENT & COMPONENTS - 1.3%
Technology Distributors - 1.3%
Avnet, Inc. (a)	250,000	$ 5,725,000
IT SERVICES - 12.9%
IT Consulting & Other Services - 12.9%
International Business Machines Corp.	350,648	43,210,353
Teradata Corp. (a)	360,600	11,806,044
		55,016,397
SOFTWARE - 1.7%
Application Software - 1.0%
Autonomy Corp. PLC (a)	185,000	4,426,835
Systems Software - 0.7%
CommVault Systems, Inc. (a)	25,000	613,750
Radiant Systems, Inc. (a)	136,200	2,439,342
		3,053,092
TOTAL SOFTWARE		7,479,927
WIRELESS TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
Sprint Nextel Corp. (a)	500,000	2,040,000
TOTAL COMMON STOCKS (Cost $458,952,364)		424,885,644
Money Market Funds - 3.3%

Fidelity Cash Central Fund, 0.24% (b)	1,487,411	1,487,411
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c)	12,385,100	12,385,100
TOTAL MONEY MARKET FUNDS (Cost $13,872,511)		13,872,511
TOTAL INVESTMENT PORTFOLIO - 102.7% (Cost $472,824,875)	438,758,155
NET OTHER ASSETS (LIABILITIES) - (2.7)%	(11,380,511)
NET ASSETS - 100%	$ 427,377,644
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,919
Fidelity Securities Lending Cash Central Fund	251,196
Total	$ 258,115
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At February 28, 2010, the Fund had a capital loss carryforward of approximately $275,475,001 of which $251,780,199 and $23,694,802 will expire on February 28, 2011 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Computers Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $11,850,135) - See accompanying schedule: Unaffiliated issuers (cost $458,952,364)	$ 424,885,644
Fidelity Central Funds (cost $13,872,511)	13,872,511
Total Investments (cost $472,824,875)		$ 438,758,155
Receivable for investments sold		7,151,380
Receivable for fund shares sold		57,267
Dividends receivable		265,708
Distributions receivable from Fidelity Central Funds		36,912
Other receivables		197,561
Total assets		446,466,983

Liabilities
Payable for investments purchased	$ 6,046,656
Payable for fund shares redeemed	302,867
Accrued management fee	208,854
Other affiliated payables	121,630
Other payables and accrued expenses	24,232
Collateral on securities loaned, at value	12,385,100
Total liabilities		19,089,339

Net Assets		$ 427,377,644
Net Assets consist of:
Paid in capital		$ 720,935,566
Accumulated net investment loss		(1,039,073)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(258,416,049)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(34,102,800)
Net Assets, for 9,898,180 shares outstanding		$ 427,377,644
Net Asset Value, offering price and redemption price per share ($427,377,644 ÷ 9,898,180 shares)		$ 43.18

Statement of Operations

Six months ended August 31, 2010 (Unaudited)

Investment Income
Dividends		$ 891,388
Interest		106
Income from Fidelity Central Funds (including $251,196 from security lending)		258,115
Total income		1,149,609

Expenses
Management fee	$ 1,371,548
Transfer agent fees	665,246
Accounting and security lending fees	95,945
Custodian fees and expenses	25,086
Independent trustees' compensation	1,476
Registration fees	23,925
Audit	23,035
Legal	1,155
Miscellaneous	3,585
Total expenses before reductions	2,211,001
Expense reductions	(22,447)	2,188,554
Net investment income (loss)		(1,038,945)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	39,949,734
Foreign currency transactions	43,845
Total net realized gain (loss)		39,993,579
Change in net unrealized appreciation (depreciation) on: Investment securities	(38,410,513)
Assets and liabilities in foreign currencies	(3,878)
Total change in net unrealized appreciation (depreciation)		(38,414,391)
Net gain (loss)		1,579,188
Net increase (decrease) in net assets resulting from operations		$ 540,243

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Computers Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2010 (Unaudited)	Year ended February 28, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (1,038,945)	$ (742,818)
Net realized gain (loss)	39,993,579	101,700,728
Change in net unrealized appreciation (depreciation)	(38,414,391)	112,098,723
Net increase (decrease) in net assets resulting from operations	540,243	213,056,633
Share transactions Proceeds from sales of shares	54,816,215	207,562,448
Cost of shares redeemed	(130,694,761)	(125,093,210)
Net increase (decrease) in net assets resulting from share transactions	(75,878,546)	82,469,238
Redemption fees	7,852	19,148
Total increase (decrease) in net assets	(75,330,451)	295,545,019

Net Assets
Beginning of period	502,708,095	207,163,076
End of period (including accumulated net investment loss of $1,039,073 and accumulated net investment loss of $128, respectively)	$ 427,377,644	$ 502,708,095
Other Information Shares
Sold	1,176,552	5,953,260
Redeemed	(2,810,659)	(3,259,453)
Net increase (decrease)	(1,634,107)	2,693,807

Financial Highlights

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008 I	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 43.59	$ 23.44	$ 40.26	$ 39.29	$ 37.55	$ 34.65
Income from Investment Operations
Net investment income (loss) E	(.10)	(.07)	(.02)	(.12)	(.10)	(.20)
Net realized and unrealized gain (loss)	(.31)	20.22	(16.80)	1.09	1.83	3.10
Total from investment operations	(.41)	20.15	(16.82)	.97	1.73	2.90
Redemption fees added to paid in capital E	- J	- J	- J	- J	.01	- J
Net asset value, end of period	$ 43.18	$ 43.59	$ 23.44	$ 40.26	$ 39.29	$ 37.55
Total Return B, C, D	(.94)%	85.96%	(41.78)%	2.47%	4.63%	8.37%
Ratios to Average Net Assets F, H
Expenses before reductions	.90% A	.95%	.92%	.92%	1.02%	1.04%
Expenses net of fee waivers, if any	.90% A	.95%	.92%	.92%	1.02%	1.04%
Expenses net of all reductions	.89% A	.92%	.91%	.91%	1.00%	.98%
Net investment income (loss)	(.42)% A	(.18)%	(.05)%	(.26)%	(.28)%	(.56)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 427,378	$ 502,708	$ 207,163	$ 437,251	$ 460,532	$ 531,707
Portfolio turnover rate G	126% A	269%	183%	234%	214%	112%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the former sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

I For the year ended February 29.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Electronics Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Intel Corp.	12.6	23.1
Marvell Technology Group Ltd.	9.5	4.5
Micron Technology, Inc.	5.1	4.9
Applied Materials, Inc.	4.8	5.4
Texas Instruments, Inc.	4.0	6.4
Advanced Micro Devices, Inc.	3.8	1.7
Amkor Technology, Inc.	3.7	2.7
Intersil Corp. Class A	3.6	1.3
QUALCOMM, Inc.	3.6	1.8
Avago Technologies Ltd.	3.2	2.7
	53.9
Top Industries (% of fund's net assets)
As of August 31, 2010
Semiconductors & Semiconductor Equipment	88.2%
Electronic Equipment & Components	4.8%
Communications Equipment	3.7%
Computers & Peripherals	3.1%
Life Sciences Tools & Services	0.0%
All Others*	0.2%

As of February 28, 2010
Semiconductors & Semiconductor Equipment	91.1%
Electronic Equipment & Components	3.8%
Computers & Peripherals	2.5%
Communications Equipment	1.8%
Electrical Equipment	0.3%
All Others*	0.5%

* Includes short-term investments and net other assets.

Semiannual Report

Electronics Portfolio

Investments August 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 3.7%
Communications Equipment - 3.7%
HTC Corp.	12,600	$ 229,966
QUALCOMM, Inc.	809,419	31,008,842
		31,238,808
COMPUTERS & PERIPHERALS - 3.1%
Computer Storage & Peripherals - 3.1%
SanDisk Corp. (a)	54,100	1,798,284
Seagate Technology (a)	976,322	9,890,142
Western Digital Corp. (a)	608,127	14,686,267
		26,374,693
ELECTRONIC EQUIPMENT & COMPONENTS - 4.8%
Electronic Components - 0.1%
Universal Display Corp. (a)	22,200	437,562
Electronic Manufacturing Services - 4.4%
Benchmark Electronics, Inc. (a)	421,935	5,919,748
Flextronics International Ltd. (a)	3,111,447	15,339,434
Jabil Circuit, Inc.	991,505	10,162,926
SMART Modular Technologies (WWH), Inc. (a)	43,600	204,484
Tyco Electronics Ltd.	145,600	3,570,112
Viasystems Group, Inc. (a)	163,117	2,327,680
		37,524,384
Technology Distributors - 0.3%
Avnet, Inc. (a)	130,931	2,998,320
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		40,960,266
LIFE SCIENCES TOOLS & SERVICES - 0.0%
Life Sciences Tools & Services - 0.0%
Arrowhead Research Corp. warrants 5/21/17 (a)	285,468	3
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 88.0%
Semiconductor Equipment - 17.5%
Advanced Energy Industries, Inc. (a)	27,000	380,970
Amkor Technology, Inc. (a)(d)	6,281,847	31,848,964
Applied Materials, Inc.	3,914,629	40,672,995
ASM International NV unit (a)	284,500	6,261,845
ASML Holding NV	233,700	5,779,401
Brooks Automation, Inc. (a)	26,400	178,992
Cabot Microelectronics Corp. (a)	11,300	338,209
Cohu, Inc.	9,700	111,356
Cymer, Inc. (a)	242,273	7,130,094
Entegris, Inc. (a)	104,639	402,860
FormFactor, Inc. (a)	214,995	1,509,265
KLA-Tencor Corp.	192,500	5,391,925
Lam Research Corp. (a)	601,200	21,709,332
Mattson Technology, Inc. (a)	80,504	167,448
MEMC Electronic Materials, Inc. (a)	1,422,264	14,635,097
Novellus Systems, Inc. (a)	83,600	1,947,880
Teradyne, Inc. (a)	100,800	905,184

	Shares	Value
Tessera Technologies, Inc. (a)	20,100	$ 305,520
Ultratech, Inc. (a)	13,600	225,896
Varian Semiconductor Equipment Associates, Inc. (a)	370,300	9,190,846
Verigy Ltd. (a)	59,000	493,535
		149,587,614
Semiconductors - 70.5%
Actel Corp. (a)	10,400	148,720
Advanced Micro Devices, Inc. (a)(d)	5,775,784	32,459,906
Alpha & Omega Semiconductor Ltd. (a)	283,599	3,147,949
Altera Corp.	486,462	12,001,018
Analog Devices, Inc.	177,200	4,940,336
Applied Micro Circuits Corp. (a)	60,072	647,576
ARM Holdings PLC sponsored ADR	17	284
Atheros Communications, Inc. (a)	247,884	6,112,819
Atmel Corp. (a)	1,450,930	8,415,394
Avago Technologies Ltd.	1,364,456	27,493,788
Broadcom Corp. Class A	794,210	23,802,474
Conexant Systems, Inc. (a)(d)	1,015,924	1,513,727
Cree, Inc. (a)	11,300	605,002
CSR PLC (a)	499,908	2,153,966
Cypress Semiconductor Corp. (a)	16,600	175,711
Exar Corp. (a)	15,000	81,600
Fairchild Semiconductor International, Inc. (a)	2,259,501	17,465,943
First Solar, Inc. (a)	16,442	2,102,110
Ikanos Communications, Inc. (a)	901,500	776,192
Integrated Device Technology, Inc. (a)	1,234,997	6,323,185
Intel Corp.	6,066,309	107,494,994
International Rectifier Corp. (a)	402,401	7,384,058
Intersil Corp. Class A	3,119,627	31,180,672
Linear Technology Corp.	2,100	60,165
LSI Corp. (a)	4,702,248	18,903,037
Marvell Technology Group Ltd. (a)	5,097,339	81,251,584
Micron Technology, Inc. (a)	6,792,159	43,911,308
Monolithic Power Systems, Inc. (a)	1,108,314	18,187,433
Motech Industries, Inc.	1	4
National Semiconductor Corp.	991,099	12,497,758
NVIDIA Corp. (a)	2,061,897	19,237,499
NXP Semiconductors NV	868,051	9,613,665
ON Semiconductor Corp. (a)	2,689,108	16,618,687
PMC-Sierra, Inc. (a)	1,751,457	12,120,082
Samsung Electronics Co. Ltd.	1,506	949,571
Skyworks Solutions, Inc. (a)	233,350	4,167,631
Standard Microsystems Corp. (a)	415,681	7,532,140
SunPower Corp. Class B (a)	378,410	3,912,759
Texas Instruments, Inc.	1,468,844	33,827,477
TriQuint Semiconductor, Inc. (a)	19,300	134,135
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
Volterra Semiconductor Corp. (a)	194,800	$ 3,905,740
Xilinx, Inc.	829,944	20,043,148
		603,301,247
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		752,888,861
TOTAL COMMON STOCKS (Cost $1,123,998,544)		851,462,631
Convertible Bonds - 0.2%
	Principal Amount
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
Semiconductor Equipment - 0.1%
Amkor Technology, Inc. 6% 4/15/14	$ 610,000	1,132,770
Semiconductors - 0.1%
SunPower Corp. 4.75% 4/15/14 (Cost $470,000)	470,000	382,463
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		1,515,233
Money Market Funds - 6.3%
	Shares	Value
Fidelity Cash Central Fund, 0.24% (b)	3,635,000	$ 3,635,000
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c)	50,516,050	50,516,050
TOTAL MONEY MARKET FUNDS (Cost $54,151,050)		54,151,050
TOTAL INVESTMENT PORTFOLIO - 106.1% (Cost $1,179,229,594)	907,128,914
NET OTHER ASSETS (LIABILITIES) - (6.1)%	(51,845,466)
NET ASSETS - 100%	$ 855,283,448
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,192
Fidelity Securities Lending Cash Central Fund	33,675
Total	$ 39,867
Other Information

The following is a summary of the inputs used, as of August 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 851,462,631	$ 851,462,628	$ -	$ 3
Convertible Bonds	1,515,233	-	1,515,233	-
Money Market Funds	54,151,050	54,151,050	-	-
Total Investments in Securities:	$ 907,128,914	$ 905,613,678	$ 1,515,233	$ 3
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 3
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 3
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2010	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	80.4%
Bermuda	9.9%
Singapore	5.1%
Netherlands	2.5%
Ireland	1.2%
Others (Individually Less Than 1%)	0.9%
100.0%
Income Tax Information

At February 28, 2010, the Fund had a capital loss carryforward of approximately $1,912,166,439 of which $1,514,779,921, $67,503,898, $258,803,490 and $71,079,130 will expire on February 28, 2011, February 29, 2012, February 28, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Electronics Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $46,936,663) - See accompanying schedule: Unaffiliated issuers (cost $1,125,078,544)	$ 852,977,864
Fidelity Central Funds (cost $54,151,050)	54,151,050
Total Investments (cost $1,179,229,594)		$ 907,128,914
Receivable for investments sold		15,975,446
Receivable for fund shares sold		224,136
Dividends receivable		2,145,616
Interest receivable		22,097
Distributions receivable from Fidelity Central Funds		9,788
Other receivables		41,592
Total assets		925,547,589

Liabilities
Payable to custodian bank	$ 1,330,587
Payable for investments purchased	16,369,190
Payable for fund shares redeemed	1,299,125
Accrued management fee	431,573
Other affiliated payables	246,763
Other payables and accrued expenses	70,853
Collateral on securities loaned, at value	50,516,050
Total liabilities		70,264,141

Net Assets		$ 855,283,448
Net Assets consist of:
Paid in capital		$ 3,002,420,955
Undistributed net investment income		1,330,489
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,876,367,345)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(272,100,651)
Net Assets, for 24,711,034 shares outstanding		$ 855,283,448
Net Asset Value, offering price and redemption price per share ($855,283,448 ÷ 24,711,034 shares)		$ 34.61

Statement of Operations

Six months ended August 31, 2010 (Unaudited)

Investment Income
Dividends		$ 6,105,617
Interest		29,509
Income from Fidelity Central Funds (including $33,675 from security lending)		39,867
Total income		6,174,993

Expenses
Management fee	$ 3,017,806
Transfer agent fees	1,387,913
Accounting and security lending fees	179,690
Custodian fees and expenses	64,222
Independent trustees' compensation	3,380
Registration fees	34,934
Audit	18,065
Legal	3,824
Interest	1,094
Miscellaneous	8,398
Total expenses before reductions	4,719,326
Expense reductions	(32,600)	4,686,726
Net investment income (loss)		1,488,267
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	54,834,843
Foreign currency transactions	(18,537)
Total net realized gain (loss)		54,816,306
Change in net unrealized appreciation (depreciation) on: Investment securities	(180,607,816)
Assets and liabilities in foreign currencies	(412)
Total change in net unrealized appreciation (depreciation)		(180,608,228)
Net gain (loss)		(125,791,922)
Net increase (decrease) in net assets resulting from operations		$ (124,303,655)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2010 (Unaudited)	Year ended February 28, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,488,267	$ 8,867,699
Net realized gain (loss)	54,816,306	103,595,012
Change in net unrealized appreciation (depreciation)	(180,608,228)	401,726,714
Net increase (decrease) in net assets resulting from operations	(124,303,655)	514,189,425
Distributions to shareholders from net investment income	(1,766,301)	(9,465,569)
Distributions to shareholders from net realized gain	-	(285,675)
Total distributions	(1,766,301)	(9,751,244)
Share transactions Proceeds from sales of shares	66,917,143	344,238,190
Reinvestment of distributions	1,682,842	9,290,540
Cost of shares redeemed	(191,817,672)	(316,936,032)
Net increase (decrease) in net assets resulting from share transactions	(123,217,687)	36,592,698
Redemption fees	29,936	56,833
Total increase (decrease) in net assets	(249,257,707)	541,087,712

Net Assets
Beginning of period	1,104,541,155	563,453,443
End of period (including undistributed net investment income of $1,330,489 and undistributed net investment income of $1,608,523, respectively)	$ 855,283,448	$ 1,104,541,155
Other Information Shares
Sold	1,581,044	9,995,209
Issued in reinvestment of distributions	38,491	258,297
Redeemed	(4,757,759)	(9,071,377)
Net increase (decrease)	(3,138,224)	1,182,129

Financial Highlights

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008 I	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 39.66	$ 21.13	$ 37.17	$ 46.14	$ 46.60	$ 38.93
Income from Investment Operations
Net investment income (loss) E	.06	.31	.34	.17	.05	(.07)
Net realized and unrealized gain (loss)	(5.04)	18.57	(16.19)	(8.85)	(.48)	7.73
Total from investment operations	(4.98)	18.88	(15.85)	(8.68)	(.43)	7.66
Distributions from net investment income	(.07)	(.34)	(.19)	(.17)	(.03)	-
Distributions from net realized gain	-	(.01)	-	(.12)	-	-
Total distributions	(.07)	(.35)	(.19)	(.29)	(.03)	-
Redemption fees added to paid in capital E	- J	- J	- J	- J	- J	.01
Net asset value, end of period	$ 34.61	$ 39.66	$ 21.13	$ 37.17	$ 46.14	$ 46.60
Total Return B, C, D	(12.60)%	89.51%	(42.63)%	(18.95)%	(.92)%	19.70%
Ratios to Average Net Assets F, H
Expenses before reductions	.88% A	.92%	.89%	.87%	.91%	.95%
Expenses net of fee waivers, if any	.88% A	.92%	.89%	.87%	.91%	.95%
Expenses net of all reductions	.87% A	.91%	.88%	.86%	.89%	.88%
Net investment income (loss)	.28% A	.92%	1.05%	.36%	.11%	(.17)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 855,283	$ 1,104,541	$ 563,453	$ 1,201,825	$ 1,944,223	$ 2,840,570
Portfolio turnover rate G	86% A	71%	91%	87%	97%	80%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the former sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

I For the year ended February 29.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

IT Services Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
MasterCard, Inc. Class A	11.2	11.0
International Business Machines Corp.	10.1	0.0
Accenture PLC Class A	9.7	9.5
Alliance Data Systems Corp.	8.2	4.9
Cognizant Technology Solutions Corp. Class A	7.8	6.3
Visa, Inc. Class A	4.9	13.9
VeriFone Holdings, Inc.	3.2	1.1
Fidelity National Information Services, Inc.	3.1	5.6
Fiserv, Inc.	2.8	3.7
eBay, Inc.	2.6	0.0
	63.6
Top Industries (% of fund's net assets)
As of August 31, 2010
IT Services	87.0%
Software	4.5%
Internet Software & Services	2.6%
Diversified Financial Services	2.3%
Office Electronics	1.5%
All Others*	2.1%

As of February 28, 2010
IT Services	90.2%
Software	5.1%
Office Electronics	2.3%
Internet Software & Services	2.1%
Electronic Equipment & Components	0.9%
All Others*	(0.6)% †

* Includes short-term investments and net other assets.
† Short-term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

IT Services Portfolio

Investments August 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 0.4%
Office Services & Supplies - 0.4%
Sykes Enterprises, Inc. (a)	23,600	$ 282,256
COMPUTERS & PERIPHERALS - 1.0%
Computer Hardware - 1.0%
Hewlett-Packard Co.	21,800	838,864
DIVERSIFIED CONSUMER SERVICES - 0.5%
Specialized Consumer Services - 0.5%
Coinstar, Inc. (a)	9,300	404,550
DIVERSIFIED FINANCIAL SERVICES - 2.3%
Specialized Finance - 2.3%
CME Group, Inc.	7,500	1,860,600
INTERNET SOFTWARE & SERVICES - 2.6%
Internet Software & Services - 2.6%
eBay, Inc. (a)	88,500	2,056,740
IT SERVICES - 87.0%
Data Processing & Outsourced Services - 50.6%
Alliance Data Systems Corp. (a)(d)	117,448	6,599,403
Automatic Data Processing, Inc.	14,800	571,428
Cass Information Systems, Inc.	7,800	255,840
Computer Sciences Corp.	22,500	895,725
Convergys Corp. (a)	73,300	742,529
CSG Systems International, Inc. (a)	13,100	239,730
DST Systems, Inc.	8,600	350,364
Euronet Worldwide, Inc. (a)	134,200	1,889,536
ExlService Holdings, Inc. (a)	13,900	230,879
Fidelity National Information Services, Inc.	96,500	2,493,560
Fiserv, Inc. (a)	45,100	2,256,353
Genpact Ltd. (a)	132,700	1,856,473
Global Cash Access Holdings, Inc. (a)	38,000	137,560
Heartland Payment Systems, Inc.	21,100	298,565
hiSoft Technology International Ltd. ADR (a)	42,700	832,223
Lender Processing Services, Inc.	13,300	390,089
MasterCard, Inc. Class A	45,515	9,028,354
NeuStar, Inc. Class A (a)	24,500	542,430
Syntel, Inc.	44,000	1,693,780
Teletech Holdings, Inc. (a)	39,300	498,324
The Western Union Co.	14,000	219,520
TNS, Inc. (a)	69,400	1,042,388
VeriFone Holdings, Inc. (a)	108,000	2,611,440
Visa, Inc. Class A	57,212	3,946,484

	Shares	Value
WNS Holdings Ltd. sponsored ADR (a)	58,600	$ 532,088
Wright Express Corp. (a)	18,900	606,879
		40,761,944
IT Consulting & Other Services - 36.4%
Accenture PLC Class A	214,400	7,847,040
Acxiom Corp. (a)	99,300	1,230,824
Camelot Information Systems, Inc. ADR	15,700	235,971
China Information Technology, Inc. (a)(d)	103,100	521,686
Cognizant Technology Solutions Corp. Class A (a)	108,416	6,245,304
Computer Task Group, Inc. (a)	12,800	80,384
HCL Technologies Ltd.	28,280	230,010
iGate Corp.	109,224	1,713,725
Integral Systems, Inc. (a)	27,100	183,196
International Business Machines Corp.	66,300	8,170,149
ManTech International Corp. Class A (a)	2,100	74,319
Maximus, Inc.	5,400	290,034
NCI, Inc. Class A (a)	2,200	42,130
Ness Technologies, Inc. (a)	41,500	177,205
RightNow Technologies, Inc. (a)	18,700	312,664
SAIC, Inc. (a)	5,000	74,400
Sapient Corp.	62,000	646,660
SRA International, Inc. Class A (a)	13,400	257,950
Unisys Corp. (a)	11,820	264,295
Virtusa Corp. (a)	68,900	607,698
Yucheng Technologies Ltd. (a)(d)	46,900	151,956
		29,357,600
TOTAL IT SERVICES		70,119,544
OFFICE ELECTRONICS - 1.5%
Office Electronics - 1.5%
Xerox Corp.	143,800	1,213,672
PROFESSIONAL SERVICES - 0.1%
Research & Consulting Services - 0.1%
CRA International, Inc. (a)	3,700	58,830
SOFTWARE - 4.5%
Application Software - 4.5%
Epicor Software Corp. (a)	197,900	1,343,741
Kenexa Corp. (a)	41,800	465,652
Longtop Financial Technologies Ltd. ADR (a)	24,150	786,807
Micro Focus International PLC	2,800	12,945
Pegasystems, Inc.	13,200	289,080
Ultimate Software Group, Inc. (a)	14,300	470,756
VanceInfo Technologies, Inc. ADR (a)	8,400	244,860
		3,613,841
TOTAL COMMON STOCKS (Cost $76,383,976)		80,448,897
Money Market Funds - 9.2%
	Shares	Value
Fidelity Cash Central Fund, 0.24% (b)	797,020	$ 797,020
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c)	6,624,638	6,624,638
TOTAL MONEY MARKET FUNDS (Cost $7,421,658)		7,421,658
TOTAL INVESTMENT PORTFOLIO - 109.1% (Cost $83,805,634)		87,870,555
NET OTHER ASSETS (LIABILITIES) - (9.1)%		(7,309,985)
NET ASSETS - 100%		$ 80,560,570
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,084
Fidelity Securities Lending Cash Central Fund	27,584
Total	$ 28,668
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	84.2%
Ireland	9.7%
Cayman Islands	2.3%
Bermuda	2.3%
Others (Individually Less Than 1%)	1.5%
100.0%
Income Tax Information

At February 28, 2010, the Fund had a capital loss carryforward of approximately $8,570,233 all of which will expire on February 28, 2017. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

IT Services Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $6,407,831) - See accompanying schedule: Unaffiliated issuers (cost $76,383,976)	$ 80,448,897
Fidelity Central Funds (cost $7,421,658)	7,421,658
Total Investments (cost $83,805,634)		$ 87,870,555
Receivable for investments sold		1,247,625
Receivable for fund shares sold		28,461
Dividends receivable		66,932
Distributions receivable from Fidelity Central Funds		5,604
Other receivables		10,317
Total assets		89,229,494

Liabilities
Payable for investments purchased	$ 1,911,153
Payable for fund shares redeemed	51,060
Accrued management fee	39,147
Other affiliated payables	21,890
Other payables and accrued expenses	21,036
Collateral on securities loaned, at value	6,624,638
Total liabilities		8,668,924

Net Assets		$ 80,560,570
Net Assets consist of:
Paid in capital		$ 80,822,783
Accumulated net investment loss		(81,396)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(4,242,320)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		4,061,503
Net Assets, for 4,810,707 shares outstanding		$ 80,560,570
Net Asset Value, offering price and redemption price per share ($80,560,570 ÷ 4,810,707 shares)		$ 16.75

Statement of Operations

Six months ended August 31, 2010 (Unaudited)

Investment Income
Dividends		$ 325,663
Interest		2
Income from Fidelity Central Funds (including $27,584 from security lending)		28,668
Total income		354,333

Expenses
Management fee	$ 257,758
Transfer agent fees	122,344
Accounting and security lending fees	18,944
Custodian fees and expenses	8,833
Independent trustees' compensation	267
Registration fees	11,799
Audit	17,093
Legal	170
Miscellaneous	548
Total expenses before reductions	437,756
Expense reductions	(2,027)	435,729
Net investment income (loss)		(81,396)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,618,460
Foreign currency transactions	610
Total net realized gain (loss)		5,619,070
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $2,211)	(6,396,086)
Assets and liabilities in foreign currencies	(192)
Total change in net unrealized appreciation (depreciation)		(6,396,278)
Net gain (loss)		(777,208)
Net increase (decrease) in net assets resulting from operations		$ (858,604)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2010 (Unaudited)	Year ended February 28, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (81,396)	$ (238,288)
Net realized gain (loss)	5,619,070	9,622,158
Change in net unrealized appreciation (depreciation)	(6,396,278)	20,862,550
Net increase (decrease) in net assets resulting from operations	(858,604)	30,246,420
Share transactions Proceeds from sales of shares	13,036,956	73,302,554
Cost of shares redeemed	(28,251,101)	(54,961,487)
Net increase (decrease) in net assets resulting from share transactions	(15,214,145)	18,341,067
Redemption fees	2,273	5,004
Total increase (decrease) in net assets	(16,070,476)	48,592,491

Net Assets
Beginning of period	96,631,046	48,038,555
End of period (including accumulated net investment loss of $81,396)	$ 80,560,570	$ 96,631,046
Other Information Shares
Sold	721,324	4,765,050
Redeemed	(1,567,360)	(3,632,823)
Net increase (decrease)	(846,036)	1,132,227

Financial Highlights

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008 J	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 17.08	$ 10.62	$ 14.77	$ 17.40	$ 17.43	$ 15.50
Income from Investment Operations
Net investment income (loss) E	(.02)	(.05)	(.02)	(.06)	(.07)	(.03) H
Net realized and unrealized gain (loss)	(.31)	6.51	(4.14)	(.25)	1.73	2.59
Total from investment operations	(.33)	6.46	(4.16)	(.31)	1.66	2.56
Distributions from net realized gain	-	-	-	(2.32)	(1.70)	(.63)
Redemption fees added to paid in capital E	- K	- K	.01	- K	.01	- K
Net asset value, end of period	$ 16.75	$ 17.08	$ 10.62	$ 14.77	$ 17.40	$ 17.43
Total Return B, C, D	(1.93)%	60.83%	(28.10)%	(2.94)%	10.11%	17.14%
Ratios to Average Net Assets F, I
Expenses before reductions	.95% A	.99%	1.00%	1.06%	1.19%	1.22%
Expenses net of fee waivers, if any	.95% A	.99%	1.00%	1.06%	1.16%	1.22%
Expenses net of all reductions	.95% A	.99%	1.00%	1.06%	1.15%	1.18%
Net investment income (loss)	(.18)% A	(.31)%	(.14)%	(.32)%	(.42)%	(.17)% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 80,561	$ 96,631	$ 48,039	$ 38,842	$ 34,104	$ 39,392
Portfolio turnover rate G	161% A	131%	140%	212%	200%	73%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the former sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.50)%.

I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

J For the year ended February 29.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Software & Computer Services Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	11.9	24.4
International Business Machines Corp.	10.6	0.0
Google, Inc. Class A	8.7	12.4
Oracle Corp.	6.4	7.5
eBay, Inc.	5.7	3.3
BMC Software, Inc.	3.4	3.7
Visa, Inc. Class A	3.3	3.5
Taleo Corp. Class A	3.3	2.8
Apple, Inc.	2.9	0.0
Citrix Systems, Inc.	2.3	3.0
	58.5
Top Industries (% of fund's net assets)
As of August 31, 2010
Software	50.0%
IT Services	23.6%
Internet Software & Services	20.5%
Computers & Peripherals	3.7%
Office Electronics	0.8%
All Others*	1.4%

As of February 28, 2010
Software	66.1%
Internet Software & Services	18.6%
IT Services	14.1%
Media	0.6%
Computers & Peripherals	0.4%
All Others*	0.2%

* Includes short-term investments and net other assets.

Semiannual Report

Software & Computer Services Portfolio

Investments August 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 0.3%
Communications Equipment - 0.3%
Calix Networks, Inc. (a)(d)	226,000	$ 2,748,160
COMPUTERS & PERIPHERALS - 3.7%
Computer Hardware - 2.9%
Apple, Inc. (a)	107,200	26,089,264
Computer Storage & Peripherals - 0.8%
EMC Corp. (a)	406,300	7,410,912
TOTAL COMPUTERS & PERIPHERALS		33,500,176
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.3%
Alternative Carriers - 0.3%
inContact, Inc. (a)	1,362,785	2,998,127
ELECTRONIC EQUIPMENT & COMPONENTS - 0.1%
Electronic Equipment & Instruments - 0.1%
Par Technology Corp. (a)	110,716	534,758
HEALTH CARE TECHNOLOGY - 0.3%
Health Care Technology - 0.3%
Allscripts-Misys Healthcare Solutions, Inc. (a)	63,200	1,056,072
Cerner Corp. (a)	25,600	1,864,960
		2,921,032
INTERNET SOFTWARE & SERVICES - 20.5%
Internet Software & Services - 20.5%
Akamai Technologies, Inc. (a)	103,000	4,745,210
AOL, Inc. (a)	119,600	2,657,512
Art Technology Group, Inc. (a)	989,400	3,453,006
DivX, Inc. (a)	13,700	105,422
eBay, Inc. (a)	2,257,300	52,459,652
Equinix, Inc. (a)	30,400	2,772,784
Google, Inc. Class A (a)	177,400	79,833,548
LivePerson, Inc. (a)	385,500	2,756,325
LogMeIn, Inc. (a)	51,800	1,697,486
Mercadolibre, Inc. (a)(d)	35,900	2,367,246
Rackspace Hosting, Inc. (a)(d)	440,277	8,669,054
Saba Software, Inc. (a)	1,192,458	6,224,631
Terremark Worldwide, Inc. (a)	269,600	2,259,248
The Knot, Inc. (a)	49,900	352,294
VeriSign, Inc. (a)	2,600	75,738
VistaPrint Ltd. (a)	64,500	1,978,860
Vocus, Inc. (a)	40,058	593,660
Yahoo!, Inc. (a)	1,207,200	15,790,176
		188,791,852
IT SERVICES - 23.6%
Data Processing & Outsourced Services - 8.6%
Alliance Data Systems Corp. (a)	75,200	4,225,488
Fidelity National Information Services, Inc.	340,389	8,795,652
Fiserv, Inc. (a)	182,100	9,110,463

	Shares	Value
Heartland Payment Systems, Inc.	397,297	$ 5,621,753
MasterCard, Inc. Class A	93,000	18,447,480
SPS Commerce, Inc. (a)	203,648	2,075,173
The Western Union Co.	10,800	169,344
Visa, Inc. Class A	444,500	30,661,610
WNS Holdings Ltd. sponsored ADR (a)	1,302	11,822
		79,118,785
IT Consulting & Other Services - 15.0%
Accenture PLC Class A	317,900	11,635,140
Atos Origin SA (a)	110,111	4,259,377
Cognizant Technology Solutions Corp. Class A (a)	274,400	15,806,812
International Business Machines Corp.	794,200	97,869,266
Lionbridge Technologies, Inc. (a)	725,510	3,235,775
RightNow Technologies, Inc. (a)	210,450	3,518,724
Sapient Corp.	137,800	1,437,254
		137,762,348
TOTAL IT SERVICES		216,881,133
OFFICE ELECTRONICS - 0.8%
Office Electronics - 0.8%
Xerox Corp.	892,149	7,529,738
SOFTWARE - 50.0%
Application Software - 20.7%
Adobe Systems, Inc. (a)	296,800	8,239,168
Autodesk, Inc. (a)	329,900	9,154,725
Autonomy Corp. PLC (a)	148,177	3,545,704
Blackboard, Inc. (a)(d)	374,300	12,385,587
Callidus Software, Inc. (a)	1,091,197	3,644,598
Citrix Systems, Inc. (a)	358,400	20,765,696
Compuware Corp. (a)	1,388,100	9,966,558
Concur Technologies, Inc. (a)	178,000	8,325,060
Convio, Inc. (a)	258,100	2,139,649
ebix.com, Inc. (a)(d)	474,800	8,850,272
EPIQ Systems, Inc.	1,900	23,655
Informatica Corp. (a)	404,000	12,992,640
Interactive Intelligence, Inc. (a)	79,272	1,181,946
Intuit, Inc. (a)	172,200	7,370,160
JDA Software Group, Inc. (a)	180,400	4,143,788
Kenexa Corp. (a)	735,557	8,194,105
Magma Design Automation, Inc. (a)(d)(e)	3,029,600	9,512,944
Nuance Communications, Inc. (a)	666,100	9,778,348
Parametric Technology Corp. (a)	33,100	564,355
Pegasystems, Inc.	43,700	957,030
QLIK Technologies, Inc.	10,677	198,913
Salesforce.com, Inc. (a)	110,578	12,150,311
SuccessFactors, Inc. (a)	18,000	379,800
Synchronoss Technologies, Inc. (a)	291,700	4,509,682
Taleo Corp. Class A (a)	1,170,554	30,001,299
TiVo, Inc. (a)	162,700	1,278,822
		190,254,815
Common Stocks - continued
	Shares	Value
SOFTWARE - CONTINUED
Home Entertainment Software - 0.3%
Electronic Arts, Inc. (a)	4,100	$ 62,484
Nintendo Co. Ltd.	9,600	2,671,364
		2,733,848
Systems Software - 29.0%
Ariba, Inc. (a)	164,318	2,541,999
BMC Software, Inc. (a)	864,400	31,170,264
CA, Inc.	997,000	17,955,970
CommVault Systems, Inc. (a)	129,200	3,171,860
Fortinet, Inc.	53,200	1,084,748
Microsoft Corp.	4,642,800	109,012,941
Novell, Inc. (a)	399,100	2,242,942
Oracle Corp.	2,683,500	58,714,980
Phoenix Technologies Ltd. (a)	47	190
Radiant Systems, Inc. (a)	464,850	8,325,464
Red Hat, Inc. (a)	402,700	13,913,285
Rovi Corp. (a)	17,400	757,074
Sourcefire, Inc. (a)	127,900	3,244,823
Symantec Corp. (a)	1,054,700	14,375,561
VMware, Inc. Class A (a)	400	31,428
		266,543,529
TOTAL SOFTWARE		459,532,192
SPECIALTY RETAIL - 0.0%
Computer & Electronics Retail - 0.0%
GameStop Corp. Class A (a)	2,300	41,239
TOTAL COMMON STOCKS (Cost $818,156,727)		915,478,407
Money Market Funds - 3.7%
	Shares	Value
Fidelity Cash Central Fund, 0.24% (b)	15,829,219	$ 15,829,219
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c)	18,264,615	18,264,615
TOTAL MONEY MARKET FUNDS (Cost $34,093,834)		34,093,834
TOTAL INVESTMENT PORTFOLIO - 103.3% (Cost $852,250,561)		949,572,241
NET OTHER ASSETS (LIABILITIES) - (3.3)%		(30,412,987)
NET ASSETS - 100%		$ 919,159,254
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,772
Fidelity Securities Lending Cash Central Fund	61,428
Total	$ 68,200
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Magma Design Automation, Inc.	$ 11,965,915	$ 638	$ 5,656,072	$ -	$ 9,512,944
Total	$ 11,965,915	$ 638	$ 5,656,072	$ -	$ 9,512,944
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At February 28, 2010, the Fund had a capital loss carryforward of approximately $83,477,756 of which $10,982,618, $29,206,865 and $43,288,273 will expire on February 28, 2011, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Software and Computer Services Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $17,803,023) - See accompanying schedule: Unaffiliated issuers (cost $811,557,047)	$ 905,965,463
Fidelity Central Funds (cost $34,093,834)	34,093,834
Other affiliated issuers (cost $6,599,680)	9,512,944
Total Investments (cost $852,250,561)		$ 949,572,241
Receivable for investments sold		3,280,556
Receivable for fund shares sold		399,045
Dividends receivable		1,145,855
Distributions receivable from Fidelity Central Funds		16,462
Other receivables		188,469
Total assets		954,602,628

Liabilities
Payable for investments purchased	$ 15,337,914
Payable for fund shares redeemed	1,153,224
Accrued management fee	443,652
Other affiliated payables	218,194
Other payables and accrued expenses	25,775
Collateral on securities loaned, at value	18,264,615
Total liabilities		35,443,374

Net Assets		$ 919,159,254
Net Assets consist of:
Paid in capital		$ 837,085,472
Accumulated net investment loss		(899,976)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(14,321,780)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		97,295,538
Net Assets, for 12,982,188 shares outstanding		$ 919,159,254
Net Asset Value, offering price and redemption price per share ($919,159,254 ÷ 12,982,188 shares)		$ 70.80

Statement of Operations

Six months ended August 31, 2010 (Unaudited)

Investment Income
Dividends		$ 3,205,170
Interest		1
Income from Fidelity Central Funds (including $61,428 from security lending)		68,200
Total income		3,273,371

Expenses
Management fee	$ 2,790,148
Transfer agent fees	1,177,861
Accounting and security lending fees	168,187
Custodian fees and expenses	24,813
Independent trustees' compensation	2,853
Registration fees	28,929
Audit	23,519
Legal	2,939
Interest	2,533
Miscellaneous	6,747
Total expenses before reductions	4,228,529
Expense reductions	(55,468)	4,173,061
Net investment income (loss)		(899,690)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	68,675,094
Other affiliated issuers	1,319,780
Foreign currency transactions	(28,402)
Total net realized gain (loss)		69,966,472
Change in net unrealized appreciation (depreciation) on: Investment securities	(88,952,365)
Assets and liabilities in foreign currencies	(3,494)
Total change in net unrealized appreciation (depreciation)		(88,955,859)
Net gain (loss)		(18,989,387)
Net increase (decrease) in net assets resulting from operations		$ (19,889,077)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2010 (Unaudited)	Year ended February 28, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (899,690)	$ (537,230)
Net realized gain (loss)	69,966,472	9,671,010
Change in net unrealized appreciation (depreciation)	(88,955,859)	312,201,599
Net increase (decrease) in net assets resulting from operations	(19,889,077)	321,335,379
Share transactions Proceeds from sales of shares	123,622,183	388,679,187
Cost of shares redeemed	(169,390,016)	(214,224,835)
Net increase (decrease) in net assets resulting from share transactions	(45,767,833)	174,454,352
Redemption fees	13,428	32,753
Total increase (decrease) in net assets	(65,643,482)	495,822,484

Net Assets
Beginning of period	984,802,736	488,980,252
End of period (including accumulated net investment loss of $899,976 and accumulated net investment loss of $286, respectively)	$ 919,159,254	$ 984,802,736
Other Information Shares
Sold	1,641,954	5,962,082
Redeemed	(2,283,522)	(3,355,441)
Net increase (decrease)	(641,568)	2,606,641

Financial Highlights

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008 I	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 72.29	$ 44.38	$ 66.77	$ 65.47	$ 53.94	$ 47.60
Income from Investment Operations
Net investment income (loss) E	(.07)	(.04)	(.07)	(.20)	(.21)	(.25)
Net realized and unrealized gain (loss)	(1.42)	27.95	(22.32)	1.49	11.73	6.58
Total from investment operations	(1.49)	27.91	(22.39)	1.29	11.52	6.33
Redemption fees added to paid in capital E	- J	- J	- J	.01	.01	.01
Net asset value, end of period	$ 70.80	$ 72.29	$ 44.38	$ 66.77	$ 65.47	$ 53.94
Total Return B, C, D	(2.06)%	62.89%	(33.53)%	1.99%	21.38%	13.32%
Ratios to Average Net Assets F, H
Expenses before reductions	.85% A	.90%	.87%	.86%	.92%	.96%
Expenses net of fee waivers, if any	.85% A	.90%	.87%	.86%	.92%	.96%
Expenses net of all reductions	.84% A	.89%	.87%	.86%	.91%	.91%
Net investment income (loss)	(.18)% A	(.07)%	(.12)%	(.27)%	(.34)%	(.49)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 919,159	$ 984,803	$ 488,980	$ 767,777	$ 924,664	$ 563,799
Portfolio turnover rate G	180% A	56%	49%	38%	139%	59%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the former sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

I For the year ended February 29.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Technology Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	14.4	9.7
Google, Inc. Class A	6.0	4.3
QUALCOMM, Inc.	4.1	1.0
Cisco Systems, Inc.	2.7	4.1
Salesforce.com, Inc.	2.3	1.3
Akamai Technologies, Inc.	2.1	0.2
Motorola, Inc.	1.8	0.3
Trimble Navigation Ltd.	1.6	1.4
BMC Software, Inc.	1.6	1.9
Oracle Corp.	1.5	3.1
	38.1
Top Industries (% of fund's net assets)
As of August 31, 2010
Computers & Peripherals	20.2%
Software	19.2%
Semiconductors & Semiconductor Equipment	15.7%
Communications Equipment	15.6%
Internet Software & Services	12.9%
All Others*	16.4%

As of February 28, 2010
Software	28.1%
Semiconductors & Semiconductor Equipment	19.1%
Computers & Peripherals	18.4%
Communications Equipment	10.0%
Internet Software & Services	9.4%
All Others*	15.0%

* Includes short-term investments and net other assets.

Semiannual Report

Technology Portfolio

Investments August 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
AUTOMOBILES - 0.2%
Automobile Manufacturers - 0.2%
BYD Co. Ltd. (H Shares)	300,500	$ 1,730,630
Tesla Motors, Inc. (a)(d)	113,500	2,229,140
		3,959,770
CHEMICALS - 0.3%
Commodity Chemicals - 0.2%
STR Holdings, Inc. (d)	160,973	3,327,312
Diversified Chemicals - 0.1%
DC Chemical Co. Ltd.	3,684	1,142,992
Specialty Chemicals - 0.0%
Shin-Etsu Chemical Co., Ltd.	500	23,149
Wacker Chemie AG	1,500	227,571
		250,720
TOTAL CHEMICALS		4,721,024
COMMUNICATIONS EQUIPMENT - 15.6%
Communications Equipment - 15.6%
Acme Packet, Inc. (a)	551,084	18,516,422
Adtran, Inc.	190,200	5,977,986
Alcatel-Lucent SA sponsored ADR (a)	545,330	1,401,498
Brocade Communications Systems, Inc. (a)	600	3,012
Cisco Systems, Inc. (a)	2,438,541	48,892,747
Comverse Technology, Inc. (a)	105,800	550,160
DG FastChannel, Inc. (a)	155,571	2,464,245
F5 Networks, Inc. (a)	183,950	16,082,749
Finisar Corp. (a)(d)	11,700	149,643
HTC Corp.	790,350	14,424,920
Infinera Corp. (a)	206,300	1,741,172
Juniper Networks, Inc. (a)	285,245	7,758,664
Motorola, Inc. (a)	4,447,870	33,492,461
Netronix, Inc. (a)	303,000	630,531
Polycom, Inc. (a)	351,900	10,022,112
QUALCOMM, Inc.	1,977,899	75,773,311
Research In Motion Ltd. (a)	113,900	4,881,755
Riverbed Technology, Inc. (a)	388,800	14,914,368
Sandvine Corp. (a)	2,207,012	3,104,823
Sandvine Corp. (U.K.) (a)	1,941,200	2,724,510
ShoreTel, Inc. (a)	182,900	844,998
Tekelec (a)	72,900	798,984
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR (d)	1,811,809	17,447,721
ZTE Corp. (H Shares)	1,136,000	4,220,442
		286,819,234
COMPUTERS & PERIPHERALS - 20.2%
Computer Hardware - 15.9%
3PAR, Inc. (a)	115,676	3,715,513
Apple, Inc. (a)	1,087,402	264,641,022
Hewlett-Packard Co.	492,166	18,938,548
Lenovo Group Ltd.	1,644,000	942,581

	Shares	Value
Stratasys, Inc. (a)(d)	157,215	$ 3,570,353
Toshiba Corp. (a)	194,000	912,045
		292,720,062
Computer Storage & Peripherals - 4.3%
Electronics for Imaging, Inc. (a)	218,157	2,322,281
EMC Corp. (a)	711,875	12,984,600
Imagination Technologies Group PLC (a)	1,013,800	5,287,231
Isilon Systems, Inc. (a)	335,783	6,698,871
NetApp, Inc. (a)	303,319	12,266,220
Netezza Corp. (a)	170,300	3,314,038
SanDisk Corp. (a)	339,562	11,287,041
Seagate Technology (a)	892,255	9,038,543
Smart Technologies, Inc. Class A (a)	225,700	2,593,036
Synaptics, Inc. (a)(d)	165,948	4,384,346
Western Digital Corp. (a)	377,496	9,116,528
		79,292,735
TOTAL COMPUTERS & PERIPHERALS		372,012,797
CONSTRUCTION & ENGINEERING - 0.0%
Construction & Engineering - 0.0%
Quanta Services, Inc. (a)	20,600	369,564
DIVERSIFIED CONSUMER SERVICES - 0.2%
Education Services - 0.1%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	2,792	275,263
Promethean World PLC	632,200	1,231,559
		1,506,822
Specialized Consumer Services - 0.1%
Coinstar, Inc. (a)	45,600	1,983,600
TOTAL DIVERSIFIED CONSUMER SERVICES		3,490,422
DIVERSIFIED FINANCIAL SERVICES - 0.1%
Specialized Finance - 0.1%
CME Group, Inc.	7,785	1,931,303
ELECTRICAL EQUIPMENT - 0.3%
Electrical Components & Equipment - 0.3%
A123 Systems, Inc. (d)	50,600	331,430
Acuity Brands, Inc.	26,034	1,008,557
American Superconductor Corp. (a)(d)	62,231	1,673,392
SMA Solar Technology AG (d)	17,400	1,881,175
		4,894,554
ELECTRONIC EQUIPMENT & COMPONENTS - 4.9%
Electronic Components - 1.7%
Amphenol Corp. Class A	4,200	171,024
Cando Corp. (a)	3,479,329	2,225,294
Corning, Inc.	1,325,333	20,781,221
DTS, Inc. (a)	34,200	1,198,710
E Ink Holdings, Inc. (a)	1,004,000	1,486,305
E Ink Holdings, Inc. GDR (a)(e)	14,900	220,705
Common Stocks - continued
	Shares	Value
ELECTRONIC EQUIPMENT & COMPONENTS - CONTINUED
Electronic Components - continued
Power-One, Inc. (a)(d)	359,928	$ 3,664,067
Vishay Intertechnology, Inc. (a)	225,546	1,734,449
		31,481,775
Electronic Equipment & Instruments - 0.6%
Chroma ATE, Inc.	1,135,120	2,606,500
Itron, Inc. (a)	3,295	177,930
National Instruments Corp.	196,326	5,660,079
Test Research, Inc.	431,550	552,018
Vishay Precision Group, Inc. (a)	16,110	233,434
Wasion Group Holdings Ltd.	2,208,000	1,617,915
		10,847,876
Electronic Manufacturing Services - 1.9%
Benchmark Electronics, Inc. (a)	52,300	733,769
Flextronics International Ltd. (a)	471,700	2,325,481
IPG Photonics Corp. (a)	75,000	1,624,500
Ju Teng International Holdings Ltd.	598,000	314,417
Trimble Navigation Ltd. (a)	1,040,571	29,271,262
		34,269,429
Technology Distributors - 0.7%
Arrow Electronics, Inc. (a)	77,400	1,770,912
Avnet, Inc. (a)	79,500	1,820,550
Digital China Holdings Ltd. (H Shares)	2,638,000	4,103,382
Inspur International Ltd.	8,592,000	706,897
Synnex Technology International Corp.	72,329	148,483
WPG Holding Co. Ltd.	2,600,652	4,819,553
		13,369,777
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		89,968,857
HEALTH CARE EQUIPMENT & SUPPLIES - 0.2%
Health Care Equipment - 0.0%
China Medical Technologies, Inc. sponsored ADR	5,306	57,305
Mingyuan Medicare Development Co. Ltd.	890,000	90,386
		147,691
Health Care Supplies - 0.2%
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	796,000	3,970,330
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		4,118,021
HEALTH CARE TECHNOLOGY - 0.0%
Health Care Technology - 0.0%
athenahealth, Inc. (a)	1,500	40,410
Medidata Solutions, Inc. (a)	27,500	471,900
		512,310

	Shares	Value
HOTELS, RESTAURANTS & LEISURE - 0.2%
Hotels, Resorts & Cruise Lines - 0.2%
Ctrip.com International Ltd. sponsored ADR (a)	82,907	$ 3,356,904
eLong, Inc. sponsored ADR (a)	100	1,580
		3,358,484
HOUSEHOLD DURABLES - 0.0%
Consumer Electronics - 0.0%
Skyworth Digital Holdings Ltd.	1,364,000	708,398
Sony Corp. sponsored ADR	6,325	177,037
TomTom Group BV (a)	160	855
		886,290
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.1%
Independent Power Producers & Energy Traders - 0.1%
GCL-Poly Energy Holdings Ltd. (a)	8,545,000	1,977,272
INTERNET & CATALOG RETAIL - 1.8%
Internet Retail - 1.8%
Amazon.com, Inc. (a)	183,507	22,907,179
MakeMyTrip Ltd.	48,700	1,655,800
Priceline.com, Inc. (a)	28,600	8,336,328
		32,899,307
INTERNET SOFTWARE & SERVICES - 12.9%
Internet Software & Services - 12.9%
Akamai Technologies, Inc. (a)	815,889	37,588,006
Alibaba.com Ltd.	7,194,000	14,038,607
Art Technology Group, Inc. (a)	248,306	866,588
Baidu.com, Inc. sponsored ADR (a)	125,681	9,857,161
Blinkx PLC (a)(d)	500,000	567,543
China Finance Online Co. Ltd. ADR (a)	270,139	1,934,195
DealerTrack Holdings, Inc. (a)	7,000	103,215
eBay, Inc. (a)	814,466	18,928,190
Google, Inc. Class A (a)	246,791	111,060,886
IntraLinks Holdings, Inc.	184,000	2,392,000
LogMeIn, Inc. (a)	74,700	2,447,919
LoopNet, Inc. (a)	150,000	1,581,000
MediaMind Technologies, Inc. (a)	174,800	2,062,640
Mercadolibre, Inc. (a)(d)	146,645	9,669,771
Monster Worldwide, Inc. (a)	692,314	7,636,223
NHN Corp. (a)	94	15,405
Open Text Corp. (a)	50,600	2,227,586
OpenTable, Inc. (a)	43,600	2,323,880
Rackspace Hosting, Inc. (a)	125,200	2,465,188
Saba Software, Inc. (a)	10,000	52,200
Tencent Holdings Ltd.	94,900	1,736,013
The Knot, Inc. (a)	16,300	115,078
VistaPrint Ltd. (a)	218,100	6,691,308
Vocus, Inc. (a)	45,600	675,792
		237,036,394
Common Stocks - continued
	Shares	Value
IT SERVICES - 3.1%
Data Processing & Outsourced Services - 1.4%
Amadeus IT Holding SA Class A (a)	292,100	$ 5,035,021
hiSoft Technology International Ltd. ADR (a)	139,300	2,714,957
MasterCard, Inc. Class A	12,200	2,419,992
Visa, Inc. Class A	226,600	15,630,868
WNS Holdings Ltd. sponsored ADR (a)	41,900	380,452
		26,181,290
IT Consulting & Other Services - 1.7%
Accenture PLC Class A	252,770	9,251,382
Atos Origin SA (a)	68,489	2,649,331
Cognizant Technology Solutions Corp. Class A (a)	181,800	10,472,589
Hi Sun Technology (China) Ltd. (a)	1,290,000	451,066
International Business Machines Corp.	22,444	2,765,774
RightNow Technologies, Inc. (a)	339,562	5,677,477
		31,267,619
TOTAL IT SERVICES		57,448,909
LIFE SCIENCES TOOLS & SERVICES - 0.1%
Life Sciences Tools & Services - 0.1%
Illumina, Inc. (a)	42,700	1,831,403
MACHINERY - 0.1%
Industrial Machinery - 0.1%
Meyer Burger Technology AG (a)(d)	19,490	536,589
Mirle Automation Corp.	549,000	503,568
Shin Zu Shing Co. Ltd.	587,647	1,327,374
		2,367,531
MEDIA - 0.1%
Advertising - 0.1%
AirMedia Group, Inc. ADR (a)	388,000	1,416,200
METALS & MINING - 0.0%
Diversified Metals & Mining - 0.0%
Globe Specialty Metals, Inc. (a)	65,600	717,008
Timminco Ltd. (a)	13,700	5,011
		722,019
OFFICE ELECTRONICS - 0.4%
Office Electronics - 0.4%
Xerox Corp.	956,450	8,072,438
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.5%
Real Estate Services - 0.5%
China Real Estate Information Corp. ADR (d)	1,101,601	9,077,192
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 15.7%
Semiconductor Equipment - 3.4%
Amkor Technology, Inc. (a)(d)	87,111	441,653
Applied Materials, Inc.	437,800	4,548,742
ASM International NV unit (a)	41,200	906,812

	Shares	Value
ASML Holding NV	615,405	$ 15,218,966
ATMI, Inc. (a)	11,200	143,080
centrotherm photovoltaics AG (a)	110,514	4,691,677
Cymer, Inc. (a)	142,622	4,197,365
GT Solar International, Inc. (a)	1,071,600	8,283,468
Lam Research Corp. (a)	165,475	5,975,302
LTX-Credence Corp. (a)	314,964	680,322
MEMC Electronic Materials, Inc. (a)	387,500	3,987,375
Renewable Energy Corp. ASA (a)(d)	344,400	887,992
Roth & Rau AG (a)	150,733	3,794,184
Sumco Corp. (a)	500	8,504
Tessera Technologies, Inc. (a)	11,466	174,283
Varian Semiconductor Equipment Associates, Inc. (a)	389,100	9,657,462
		63,597,187
Semiconductors - 12.3%
Advanced Micro Devices, Inc. (a)	1,252,002	7,036,251
Alpha & Omega Semiconductor Ltd. (a)	40,450	448,995
Altera Corp.	149,284	3,682,836
ANADIGICS, Inc. (a)	100	402
Applied Micro Circuits Corp. (a)	207,425	2,236,042
ARM Holdings PLC sponsored ADR (d)	711,998	11,876,127
Atmel Corp. (a)	649,086	3,764,699
Avago Technologies Ltd.	679,200	13,685,880
Broadcom Corp. Class A	397,677	11,918,380
Canadian Solar, Inc. (a)(d)	36,100	424,897
Cavium Networks, Inc. (a)(d)	529,693	12,786,789
Cirrus Logic, Inc. (a)	179,100	2,707,992
Cree, Inc. (a)	33,520	1,794,661
CSR PLC (a)	28,036	120,799
Cypress Semiconductor Corp. (a)	636,800	6,740,528
Duksan Hi-Metal Co. Ltd. (a)	125,077	2,159,377
Energy Conversion Devices, Inc. (a)(d)	29,549	133,266
Fairchild Semiconductor International, Inc. (a)	146,991	1,136,240
First Solar, Inc. (a)	14,948	1,911,102
Global Unichip Corp.	47,608	156,701
Hittite Microwave Corp. (a)	62,900	2,676,395
Hynix Semiconductor, Inc. (a)	10,140	178,444
Infineon Technologies AG (a)	149,132	831,865
Intel Corp.	8,925	158,151
International Rectifier Corp. (a)	412,645	7,572,036
Intersil Corp. Class A	447,576	4,473,522
JA Solar Holdings Co. Ltd. ADR (a)	245,700	1,513,512
Jinkosolar Holdings Co. Ltd. ADR (d)	234,290	5,791,649
LSI Corp. (a)	518,400	2,083,968
Marvell Technology Group Ltd. (a)	1,127,925	17,979,125
MediaTek, Inc.	67,128	914,168
Micron Technology, Inc. (a)	1,568,622	10,141,141
Microsemi Corp. (a)	13,100	183,400
Monolithic Power Systems, Inc. (a)	414,814	6,807,098
Netlogic Microsystems, Inc. (a)(d)	82,100	1,982,715
NVIDIA Corp. (a)	1,802,955	16,821,570
NXP Semiconductors NV	692,064	7,664,609
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
O2Micro International Ltd. sponsored ADR (a)	100	$ 592
PMC-Sierra, Inc. (a)	57,600	398,592
Power Integrations, Inc.	210,700	5,771,073
Powertech Technology, Inc.	313,000	927,697
Radiant Opto-Electronics Corp.	24,194	31,476
Ralink Technology Corp.	217,000	771,796
Rambus, Inc. (a)	117,400	2,093,242
Realtek Semiconductor Corp.	1,136,680	2,244,812
RF Micro Devices, Inc. (a)	100	488
Silicon Laboratories, Inc. (a)	26,000	991,640
Skyworks Solutions, Inc. (a)	554,986	9,912,050
SolarWorld AG (d)	27,247	309,910
Spreadtrum Communications, Inc. ADR (a)(d)	297,300	3,421,923
Standard Microsystems Corp. (a)	302,400	5,479,488
SunPower Corp. Class B (a)	13,632	140,955
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(d)	9,500	73,530
Trina Solar Ltd. ADR (a)(d)	293,900	7,576,742
TriQuint Semiconductor, Inc. (a)	1,290,961	8,972,179
Xilinx, Inc.	150,924	3,644,815
YoungTek Electronics Corp.	252,500	579,799
		225,838,131
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		289,435,318
SOFTWARE - 19.2%
Application Software - 12.6%
Adobe Systems, Inc. (a)	245,200	6,806,752
ANSYS, Inc. (a)	111,161	4,310,824
AsiaInfo Holdings, Inc. (a)	184,700	3,298,742
Autodesk, Inc. (a)	519,312	14,410,908
AutoNavi Holdings Ltd. ADR	149,611	2,333,932
Autonomy Corp. PLC (a)	365,325	8,741,803
Citrix Systems, Inc. (a)	371,902	21,548,002
Concur Technologies, Inc. (a)	285,770	13,365,463
Cyberlink Corp.	453,000	1,787,832
Epicor Software Corp. (a)	147,602	1,002,218
Informatica Corp. (a)	636,200	20,460,192
Intuit, Inc. (a)	300,900	12,878,520
JDA Software Group, Inc. (a)	129,800	2,981,506
Kenexa Corp. (a)	78,120	870,257
Kingdee International Software Group Co. Ltd.	37,078,000	14,061,127
Longtop Financial Technologies Ltd. ADR (a)	157,125	5,119,133
Manhattan Associates, Inc. (a)	13,355	347,831
MicroStrategy, Inc. Class A (a)	12,629	984,178

	Shares	Value
Nuance Communications, Inc. (a)	891,636	$ 13,089,216
ORC Software AB	55,873	914,786
Parametric Technology Corp. (a)	490,045	8,355,267
Pegasystems, Inc.	70,934	1,553,455
QLIK Technologies, Inc.	7,000	130,410
RealPage, Inc.	47,600	798,252
Salesforce.com, Inc. (a)	392,100	43,083,948
Smith Micro Software, Inc. (a)	234,282	1,792,257
SolarWinds, Inc. (a)	7,600	109,592
Sonic Solutions, Inc. (a)(d)	165,895	1,335,455
SuccessFactors, Inc. (a)	565,000	11,921,500
Synopsys, Inc. (a)	100	2,289
Taleo Corp. Class A (a)	365,936	9,378,940
TIBCO Software, Inc. (a)	200,143	2,900,072
TiVo, Inc. (a)	110,300	866,958
Ulticom, Inc. (a)	37,455	289,902
		231,831,519
Home Entertainment Software - 0.6%
Activision Blizzard, Inc.	18,200	194,558
Changyou.com Ltd. (A Shares) ADR (a)(d)	75,400	2,011,672
Giant Interactive Group, Inc. ADR	139,345	855,578
NCsoft Corp.	17,175	3,294,619
Neowiz Games Corp. (a)	17,991	584,445
Nintendo Co. Ltd. ADR	24,300	844,425
Perfect World Co. Ltd. sponsored ADR Class B (a)	104,400	2,607,912
RealD, Inc.	11,400	190,494
Shanda Games Ltd. sponsored ADR	230,100	1,302,366
		11,886,069
Systems Software - 6.0%
Ariba, Inc. (a)	134,252	2,076,878
BMC Software, Inc. (a)	809,800	29,201,388
Check Point Software Technologies Ltd. (a)	7,000	244,230
CommVault Systems, Inc. (a)	50,346	1,235,994
Fortinet, Inc.	154,000	3,140,060
Insyde Software Corp.	313,262	828,785
Microsoft Corp.	195,265	4,584,822
Novell, Inc. (a)	341,590	1,919,736
Oracle Corp.	1,241,105	27,155,377
Red Hat, Inc. (a)	576,735	19,926,194
Rovi Corp. (a)	126,992	5,525,422
Symantec Corp. (a)	15,300	208,539
TeleCommunication Systems, Inc. Class A (a)	105,200	324,016
VMware, Inc. Class A (a)	174,267	13,692,158
		110,063,599
TOTAL SOFTWARE		353,781,187
WIRELESS TELECOMMUNICATION SERVICES - 2.1%
Wireless Telecommunication Services - 2.1%
American Tower Corp. Class A (a)	127,661	5,982,194
Common Stocks - continued
	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES - CONTINUED
Wireless Telecommunication Services - continued
Crown Castle International Corp. (a)	125,900	$ 5,177,008
SBA Communications Corp. Class A (a)	137,853	4,935,137
Sprint Nextel Corp. (a)	4,206,459	17,162,353
Syniverse Holdings, Inc. (a)	218,223	4,488,847
		37,745,539
TOTAL COMMON STOCKS (Cost $1,709,064,781)		1,810,853,339
Money Market Funds - 5.9%

Fidelity Cash Central Fund, 0.24% (b)	42,927,678	42,927,678
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c)	65,225,142	65,225,142
TOTAL MONEY MARKET FUNDS (Cost $108,152,820)		108,152,820
TOTAL INVESTMENT PORTFOLIO - 104.2% (Cost $1,817,217,601)		1,919,006,159
NET OTHER ASSETS (LIABILITIES) - (4.2)%		(77,406,633)
NET ASSETS - 100%		$ 1,841,599,526
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $220,705 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 33,567
Fidelity Securities Lending Cash Central Fund	247,116
Total	$ 280,683
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	82.2%
Cayman Islands	4.4%
Taiwan	2.0%
China	1.6%
United Kingdom	1.5%
Bermuda	1.4%
Netherlands	1.3%
Sweden	1.0%
Ireland	1.0%
Others (Individually Less Than 1%)	3.6%
100.0%
Income Tax Information

At February 28, 2010, the Fund had a capital loss carryforward of approximately $1,100,044,786 of which $778,450,488, $266,401,775 and $55,192,523 will expire on February 28, 2011, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Technology Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $64,416,424) - See accompanying schedule: Unaffiliated issuers (cost $1,709,064,781)	$ 1,810,853,339
Fidelity Central Funds (cost $108,152,820)	108,152,820
Total Investments (cost $1,817,217,601)		$ 1,919,006,159
Cash		30,837
Foreign currency held at value (cost $3,486,417)		3,486,388
Receivable for investments sold		18,183,372
Receivable for fund shares sold		1,365,119
Dividends receivable		941,007
Distributions receivable from Fidelity Central Funds		99,586
Other receivables		168,722
Total assets		1,943,281,190

Liabilities
Payable for investments purchased	$ 32,124,919
Payable for fund shares redeemed	2,919,609
Accrued management fee	898,757
Other affiliated payables	458,823
Other payables and accrued expenses	54,414
Collateral on securities loaned, at value	65,225,142
Total liabilities		101,681,664

Net Assets		$ 1,841,599,526
Net Assets consist of:
Paid in capital		$ 2,695,566,193
Accumulated net investment loss		(3,654,896)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(952,099,011)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		101,787,240
Net Assets, for 25,160,325 shares outstanding		$ 1,841,599,526
Net Asset Value, offering price and redemption price per share ($1,841,599,526 ÷ 25,160,325 shares)		$ 73.19

Statement of Operations

Six months ended August 31, 2010 (Unaudited)

Investment Income
Dividends		$ 4,614,725
Interest		145
Income from Fidelity Central Funds (including $247,116 from security lending)		280,683
Total income		4,895,553

Expenses
Management fee	$ 5,684,005
Transfer agent fees	2,518,454
Accounting and security lending fees	311,545
Custodian fees and expenses	92,628
Independent trustees' compensation	5,886
Registration fees	42,175
Audit	18,960
Legal	4,241
Interest	4,251
Miscellaneous	13,896
Total expenses before reductions	8,696,041
Expense reductions	(145,852)	8,550,189
Net investment income (loss)		(3,654,636)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	161,565,837
Foreign currency transactions	2,828
Total net realized gain (loss)		161,568,665
Change in net unrealized appreciation (depreciation) on: Investment securities	(130,237,940)
Assets and liabilities in foreign currencies	(1,355)
Total change in net unrealized appreciation (depreciation)		(130,239,295)
Net gain (loss)		31,329,370
Net increase (decrease) in net assets resulting from operations		$ 27,674,734

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2010 (Unaudited)	Year ended February 28, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (3,654,636)	$ (3,203,642)
Net realized gain (loss)	161,568,665	213,534,220
Change in net unrealized appreciation (depreciation)	(130,239,295)	610,437,723
Net increase (decrease) in net assets resulting from operations	27,674,734	820,768,301
Share transactions Proceeds from sales of shares	259,634,029	925,056,280
Cost of shares redeemed	(440,666,621)	(524,406,625)
Net increase (decrease) in net assets resulting from share transactions	(181,032,592)	400,649,655
Redemption fees	63,809	102,995
Total increase (decrease) in net assets	(153,294,049)	1,221,520,951

Net Assets
Beginning of period	1,994,893,575	773,372,624
End of period (including accumulated net investment loss of $3,654,896 and accumulated net investment loss of $260, respectively)	$ 1,841,599,526	$ 1,994,893,575
Other Information Shares
Sold	3,374,133	14,932,330
Redeemed	(5,828,921)	(8,150,557)
Net increase (decrease)	(2,454,788)	6,781,773

Financial Highlights

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008 J	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 72.24	$ 37.12	$ 66.65	$ 69.84	$ 65.24	$ 57.62
Income from Investment Operations
Net investment income (loss) E	(.14)	(.13)	.15	(.36) H	(.15)	(.27)
Net realized and unrealized gain (loss)	1.09	35.25	(29.57)	(2.84)	4.75	7.88
Total from investment operations	.95	35.12	(29.42)	(3.20)	4.60	7.61
Distributions from net investment income	-	-	(.11)	-	-	-
Redemption fees added to paid in capital E	- K	- K	- K	.01	- K	.01
Net asset value, end of period	$ 73.19	$ 72.24	$ 37.12	$ 66.65	$ 69.84	$ 65.24
Total Return B, C, D	1.32%	94.61%	(44.15)%	(4.57)%	7.05%	13.22%
Ratios to Average Net Assets F, I
Expenses before reductions	.86% A	.92%	.90%	.89%	.95%	.99%
Expenses net of fee waivers, if any	.86% A	.92%	.90%	.89%	.95%	.99%
Expenses net of all reductions	.84% A	.89%	.89%	.88%	.95%	.93%
Net investment income (loss)	(.36)% A	(.21)%	.26%	(.47)% H	(.24)%	(.44)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,841,600	$ 1,994,894	$ 773,373	$ 1,549,499	$ 1,696,389	$ 1,923,316
Portfolio turnover rate G	113% A	127%	235%	204%	113%	100%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the former sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.53)%.

I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

J For the year ended February 29.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2010 (Unaudited)

1. Organization.

Communications Equipment Portfolio, Computers Portfolio, Electronics Portfolio, IT Services Portfolio, Software and Computer Services Portfolio, and Technology Portfolio (the Funds) are non-diversified funds of Fidelity Select Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. Each Fund is authorized to issue an unlimited number of shares. Certain Funds investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund uses independent pricing services approved by the Board of Trustees to value their investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2010, as well as a roll forward of Level 3 securities, is included at the end of each applicable Fund's Schedule of Investments. Valuation techniques used to value each Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Electronics Portfolio, independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year each Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. IT Services Portfolio is subject to a tax imposed on short term capital gains on securities of certain issuers domiciled in India. IT Services Portfolio records an estimated deferred tax liability included in Other payables and accrued expenses in the accompanying Statement of Assets & Liabilities for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of at period end.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, market discount, deferred trustees compensation, non-taxable dividends, net operating losses, capital loss carryforwards, expiring capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Communications Equipment Portfolio	$ 390,138,666	$ 45,509,795	$ (61,823,805)	$ (16,314,010)
Computers Portfolio	496,893,437	34,751,745	(92,887,027)	(58,135,282)
Electronics Portfolio	1,193,273,181	30,392,354	(316,536,621)	(286,144,267)
IT Services Portfolio	84,594,653	7,607,671	(4,331,769)	3,275,902
Software and Computer Services Portfolio	855,383,737	126,883,759	(32,695,255)	94,188,504
Technology Portfolio	1,827,904,236	261,222,656	(170,120,733)	91,101,923

Trading (Redemption) Fees. Shares held by investors in the Funds less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

4. Operating Policies.

Restricted Securities. Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Communications Equipment Portfolio	153,276,947	123,360,751
Computers Portfolio	300,050,922	369,045,442
Electronics Portfolio	449,749,668	570,001,660
IT Services Portfolio	72,523,914	88,778,466
Software and Computer Services Portfolio	875,427,771	923,618,526
Technology Portfolio	1,111,681,638	1,330,027,896

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Communications Equipment Portfolio	.30%	.26%	.56%
Computers Portfolio	.30%	.26%	.56%
Electronics Portfolio	.30%	.26%	.56%
IT Services Portfolio	.30%	.26%	.56%
Software and Computer Services Portfolio	.30%	.26%	.56%
Technology Portfolio	.30%	.26%	.56%

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Communications Equipment Portfolio	.29%
Computers Portfolio	.27%
Electronics Portfolio	.26%
IT Services Portfolio	.27%
Software and Computer Services Portfolio	.24%
Technology Portfolio	.25%

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were as follows:

Amount
Communications Equipment Portfolio	$ 6,967
Computers Portfolio	23,926
Electronics Portfolio	58,873
IT Services Portfolio	3,512
Software and Computer Services Portfolio	30,022
Technology Portfolio	47,102

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Communications Equipment Portfolio	Borrower	$ 5,768,800.46%		$ 368
Electronics Portfolio	Borrower	$ 8,379,200.47%		$ 1,094
Software and Computer Services Portfolio	Borrower	$ 8,243,042.46%		$ 2,527
Technology Portfolio	Borrower	$ 8,612,733.45%		$ 3,262

7. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Communications Equipment Portfolio	$ 713
Computers Portfolio	1,015
Electronics Portfolio	2,278
IT Services Portfolio	199
Software and Computer Services Portfolio	2,016
Technology Portfolio	4,126

During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds.

9. Bank Borrowings.

Each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. Each Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Each applicable Fund's activity in this program during the period for which loans were outstanding was as follows:

	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Technology Portfolio	$ 12,594,000.71%		$ 990

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of certain Funds provided services to these Funds in addition to trade execution. These services included payments of expenses on behalf of each applicable Fund. All of the applicable expense reductions are noted in the table below.

Brokerage Service reduction

Communications Equipment Portfolio	$ 23,621
Computers Portfolio	22,447
Electronics Portfolio	32,600
IT Services Portfolio	2,027
Software and Computer Services Portfolio	55,468
Technology Portfolio	145,852

11. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisors U.S. Opportunity II Fund was the owner of record of approximately 13% of the total outstanding shares of IT Services Portfolio. Mutual funds managed by Strategic Advisors, Inc., a FMR affiliate, were the owners of record, in aggregate, of approximately 21% of the total outstanding shares of IT Services Portfolio. In addition, at the end of the period, Strategic Advisors U.S. Opportunity Fund was the owner of record of approximately 10% of the total outstanding shares of Communication Equipment Portfolio.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Merger Information.

On June 19, 2009, the Communications Equipment Portfolio acquired all of the assets and assumed all of the liabilities of the Networking and Infrastructure Portfolio pursuant to an agreement and plan of reorganization approved by the Board of Trustees ("The Board") on November 18, 2008. The reorganization provides shareholders access to a larger portfolio with better historical performance and lower expenses. The acquisition was accomplished by an exchange of 3,975,162 shares of Communications Equipment Portfolio, for 35,599,072 shares then outstanding (valued at $1.87) of Networking and Infrastructure Portfolio. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. Networking and Infrastructure Portfolio's net assets, including securities of $66,819,352, unrealized depreciation of $4,096,065, and net other liabilities of $235,381 were combined with Communications Equipment Portfolio's net assets of $279,957,975 for total net assets after the acquisition of $346,541,946.

Pro forma results of operations of the combined entity for the entire year ended February 28, 2010, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$ (944,355)
Total net realized gain (loss)	$ 55,930,441
Total change in net unrealized appreciation (depreciation)	$ 121,087,210
Net increase (decrease) in net assets resulting from operations	$ 176,073,296

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the Fund's accompanying Statement of Operations since June 19, 2009.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Communications Equipment Portfolio
Computers Portfolio
Electronics Portfolio
IT Services Portfolio
Software and Computer Services Portfolio
Technology Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of fund shareholders and that the compensation to be received by Fidelity under the management contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of each fund.

Resources Dedicated to Investment Management and Support Services. The Board and the equity research subcommittee of the Board's Fund Oversight Committee reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. The Board noted FMR's continued focus on strengthening the organization and discipline of equity portfolio management and research.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Semiannual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance, as well as each fund's relative investment performance measured over multiple periods against a third-party-sponsored index that reflects the market sector in which the fund invests. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare any of the funds' performance. For each fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, the fund's cumulative total returns and the cumulative total returns of a third-party-sponsored index ("benchmark").

Communications Equipment Portfolio

The Board noted that the investment performance of the fund compared favorably to its benchmark for all the periods shown. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Computers Portfolio

The Board noted that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the fund's one-year cumulative total return compared favorably to its benchmark. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Electronics Portfolio

The Board noted that the investment performance of the fund compared favorably to its benchmark for all the periods shown. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

IT Services Portfolio

The Board noted that the investment performance of the fund compared favorably to its benchmark for all the periods shown. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Software and Computer Services Portfolio

The Board noted that the investment performance of the fund compared favorably to its benchmark for all the periods shown. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Technology Portfolio

The Board noted that the investment performance of the fund compared favorably to its benchmark for all the periods shown. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 8% means that 92% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Semiannual Report

Communications Equipment Portfolio

Computers Portfolio

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Electronics Portfolio

IT Services Portfolio

Semiannual Report

Software and Computer Services Portfolio

Technology Portfolio

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of each fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund's total expenses ranked below its competitive median for 2009.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that each fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year and length of portfolio manager tenure for different categories of funds over time; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, the rationale for the compensation structure, and how the compensation structure provides appropriate performance incentives; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) management and other fees paid by FMR to affiliated sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds; (vii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; (viii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (ix) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

Corporate Headquarters

82 Devonshire Street
Boston, MA 02109
1-800-544-8888

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

SELTEC-USAN-1010
1.813671.105

Fidelity®
Select Portfolios®
Materials Sector

Chemicals Portfolio

Gold Portfolio

Materials Portfolio

Semiannual Report

August 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders
Chemicals	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Gold	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Consolidated Investments
	<Click Here>	Consolidated Financial Statements
	<Click Here>	Notes to the Consolidated Financial Statements
Materials	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by
Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

A yearlong uptrend in global equity markets reversed course in late April 2010 when investor sentiment turned bearish due in great measure to concern that Europe's debt crisis would expand and slow or derail economic recovery. However, a bounceback in July helped to recover some of the ground that was lost. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Chemicals Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2010 to August 31, 2010).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value March 1, 2010	Ending Account Value August 31, 2010	Expenses Paid During Period* March 1, 2010 to August 31, 2010
Actual	.92%	$ 1,000.00	$ 1,000.10	$ 4.64
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,020.57	$ 4.69

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Chemicals Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
E.I. du Pont de Nemours & Co.	11.4	8.8
Monsanto Co.	11.2	15.3
Praxair, Inc.	10.1	7.3
Dow Chemical Co.	10.1	11.6
Ecolab, Inc.	4.9	3.5
Air Products & Chemicals, Inc.	4.6	4.6
The Mosaic Co.	4.6	4.1
CF Industries Holdings, Inc.	4.1	3.5
PPG Industries, Inc.	3.3	1.6
Celanese Corp. Class A	3.2	3.9
	67.5
Top Industries (% of fund's net assets)
As of August 31, 2010
Chemicals	97.0%
Oil, Gas & Consumable Fuels	0.5%
Food Products	0.2%
Metals & Mining	0.2%
All Others*	2.1%

As of February 28, 2010
Chemicals	93.0%
Food Products	1.7%
Metals & Mining	1.1%
Building Products	0.8%
Containers & Packaging	0.4%
All Others*	3.0%

* Includes short-term investments and net other assets.

Semiannual Report

Chemicals Portfolio

Investments August 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
CHEMICALS - 97.0%
Commodity Chemicals - 8.8%
Celanese Corp. Class A	503,461	$ 13,442,409
Koppers Holdings, Inc.	19,569	391,380
LyondellBasell Industries NV:
Class A (a)	420,966	8,629,803
Class B (a)	317,620	6,508,030
Westlake Chemical Corp. (d)	292,400	7,579,008
		36,550,630
Diversified Chemicals - 35.2%
Ashland, Inc.	259,300	12,047,078
Cabot Corp.	339,600	9,654,828
Dow Chemical Co.	1,714,938	41,793,039
E.I. du Pont de Nemours & Co.	1,159,800	47,285,046
Eastman Chemical Co.	54,500	3,354,475
FMC Corp.	84,626	5,270,507
Huntsman Corp.	575,542	5,243,188
PPG Industries, Inc.	210,900	13,883,547
Solutia, Inc. (a)	572,313	7,749,118
		146,280,826
Fertilizers & Agricultural Chemicals - 19.9%
CF Industries Holdings, Inc.	184,628	17,078,090
Monsanto Co.	883,740	46,528,911
The Mosaic Co.	322,040	18,890,866
		82,497,867
Industrial Gases - 14.7%
Air Products & Chemicals, Inc.	256,600	18,996,098
Praxair, Inc.	490,260	42,177,068
		61,173,166
Specialty Chemicals - 18.4%
Albemarle Corp.	92,500	3,708,325
Ecolab, Inc.	426,700	20,225,580
Ferro Corp. (a)	187,100	2,001,970
H.B. Fuller Co.	55,829	1,060,193
Innophos Holdings, Inc.	84,100	2,453,197
Kraton Performance Polymers, Inc.	118,900	3,212,678
Landec Corp. (a)	88,000	484,000
Lubrizol Corp.	91,500	8,537,865
Minerals Technologies, Inc.	33,024	1,770,086
Nalco Holding Co.	154,100	3,501,152
Rockwood Holdings, Inc. (a)	343,600	8,882,060
Sensient Technologies Corp.	32,700	906,771
Sherwin-Williams Co.	96,600	6,798,708

	Shares	Value
Sigma Aldrich Corp.	123,700	$ 6,577,129
Stepan Co.	5,610	311,075
Valspar Corp.	100,800	3,036,096
W.R. Grace & Co. (a)	121,497	3,073,874
		76,540,759
TOTAL CHEMICALS		403,043,248
FOOD PRODUCTS - 0.2%
Agricultural Products - 0.2%
Origin Agritech Ltd. (a)	110,000	785,400
METALS & MINING - 0.2%
Diversified Metals & Mining - 0.2%
Gulf Resources, Inc. (a)(d)	79,381	689,027
OIL, GAS & CONSUMABLE FUELS - 0.5%
Oil & Gas Storage & Transport - 0.5%
Atlas Pipeline Partners, LP (a)	122,300	2,083,992
TOTAL COMMON STOCKS (Cost $437,249,602)		406,601,667
Money Market Funds - 4.5%

Fidelity Cash Central Fund, 0.24% (b)	15,896,653	15,896,653
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c)	2,988,375	2,988,375
TOTAL MONEY MARKET FUNDS (Cost $18,885,028)		18,885,028
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $456,134,630)		425,486,695
NET OTHER ASSETS (LIABILITIES) - (2.4)%		(10,174,602)
NET ASSETS - 100%		$ 415,312,093
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,441
Fidelity Securities Lending Cash Central Fund	7,301
Total	$ 16,742
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Chemicals Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,939,016) - See accompanying schedule: Unaffiliated issuers (cost $437,249,602)	$ 406,601,667
Fidelity Central Funds (cost $18,885,028)	18,885,028
Total Investments (cost $456,134,630)		$ 425,486,695
Receivable for investments sold		13,560,561
Receivable for fund shares sold		534,780
Dividends receivable		833,283
Distributions receivable from Fidelity Central Funds		2,796
Other receivables		1,220
Total assets		440,419,335

Liabilities
Payable for investments purchased	$ 21,069,952
Payable for fund shares redeemed	737,573
Accrued management fee	187,449
Other affiliated payables	103,726
Other payables and accrued expenses	20,167
Collateral on securities loaned, at value	2,988,375
Total liabilities		25,107,242

Net Assets		$ 415,312,093
Net Assets consist of:
Paid in capital		$ 476,776,845
Undistributed net investment income		2,285,432
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(33,102,093)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(30,648,091)
Net Assets, for 5,639,253 shares outstanding		$ 415,312,093
Net Asset Value, offering price and redemption price per share ($415,312,093 ÷ 5,639,253 shares)		$ 73.65

Statement of Operations

Six months ended August 31, 2010 (Unaudited)

Investment Income
Dividends		$ 4,041,439
Interest		23,898
Income from Fidelity Central Funds		16,742
Total income		4,082,079

Expenses
Management fee	$ 1,119,878
Transfer agent fees	572,978
Accounting and security lending fees	78,323
Custodian fees and expenses	15,962
Independent trustees' compensation	1,126
Registration fees	27,377
Audit	17,525
Legal	687
Miscellaneous	3,064
Total expenses before reductions	1,836,920
Expense reductions	(12,996)	1,823,924
Net investment income (loss)		2,258,155
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,924,854
Foreign currency transactions	(40,804)
Total net realized gain (loss)		3,884,050
Change in net unrealized appreciation (depreciation) on: Investment securities	(7,639,551)
Assets and liabilities in foreign currencies	(91)
Total change in net unrealized appreciation (depreciation)		(7,639,642)
Net gain (loss)		(3,755,592)
Net increase (decrease) in net assets resulting from operations		$ (1,497,437)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2010 (Unaudited)	Year ended February 28, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,258,155	$ 5,513,067
Net realized gain (loss)	3,884,050	89,442,475
Change in net unrealized appreciation (depreciation)	(7,639,642)	90,236,319
Net increase (decrease) in net assets resulting from operations	(1,497,437)	185,191,861
Distributions to shareholders from net investment income	(245,755)	(5,851,052)
Distributions to shareholders from net realized gain	(10,348,975)	-
Total distributions	(10,594,730)	(5,851,052)
Share transactions Proceeds from sales of shares	103,418,546	175,471,010
Reinvestment of distributions	10,286,932	5,679,451
Cost of shares redeemed	(104,074,554)	(185,896,303)
Net increase (decrease) in net assets resulting from share transactions	9,630,924	(4,745,842)
Redemption fees	11,856	22,053
Total increase (decrease) in net assets	(2,449,387)	174,617,020

Net Assets
Beginning of period	417,761,480	243,144,460
End of period (including undistributed net investment income of $2,285,432 and $273,032, respectively)	$ 415,312,093	$ 417,761,480
Other Information Shares
Sold	1,375,537	2,723,419
Issued in reinvestment of distributions	128,829	79,491
Redeemed	(1,403,698)	(2,953,275)
Net increase (decrease)	100,668	(150,365)

Financial Highlights

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008 K	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 75.43	$ 42.74	$ 81.31	$ 70.60	$ 69.50	$ 71.52
Income from Investment Operations
Net investment income (loss) E	.42	1.00 H	.73	.85	.82 I	.52
Net realized and unrealized gain (loss)	(.26)	32.77	(38.63)	12.80	11.08	(.33)
Total from investment operations	.16	33.77	(37.90)	13.65	11.90	.19
Distributions from net investment income	(.05)	(1.08)	(.68)	(.49)	(.87)	(.52)
Distributions from net realized gain	(1.90)	-	(.02)	(2.46)	(9.96)	(1.72)
Total distributions	(1.94) M	(1.08)	(.70)	(2.95)	(10.83)	(2.24)
Redemption fees added to paid in capital E	- L	- L	.03	.01	.03	.03
Net asset value, end of period	$ 73.65	$ 75.43	$ 42.74	$ 81.31	$ 70.60	$ 69.50
Total Return B, C, D	.01%	79.15%	(46.68)%	19.40%	18.51%	.51%
Ratios to Average Net Assets F, J
Expenses before reductions	.92% A	.96%	.91%	.93%	1.06%	1.04%
Expenses net of fee waivers, if any	.92% A	.96%	.91%	.93%	1.06%	1.04%
Expenses net of all reductions	.91% A	.95%	.90%	.93%	1.06%	.99%
Net investment income (loss)	1.13% A	1.53% H	1.05%	1.08%	1.19% I	.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 415,312	$ 417,761	$ 243,144	$ 320,835	$ 119,675	$ 114,729
Portfolio turnover rate G	142% A	228%	201%	65%	90%	141%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the former sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a special dividend which amounted to $.18 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.25%. IInvestment income per share reflects a special dividend which amounted to $.26 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .82%. JExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. KFor the year ended February 29. LAmount represents less than $.01 per share. MTotal distributions of $1.94 per share is comprised of distributions from net investment income of $0.045 and distributions from net realized gain of $1.895 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2010 (Unaudited)

1. Organization.

Chemicals Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, defaulted bonds, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 14,787,110
Gross unrealized depreciation	(70,415,615)
Net unrealized appreciation (depreciation)	$ (55,628,505)

Tax cost	$ 481,115,200

Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $286,502,925 and $282,626,444, respectively.

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .29% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $3,691 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $823 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $7,301.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $12,986 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $10.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Gold Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2010 to August 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value March 1, 2010	Ending Account Value August 31, 2010	Expenses Paid During Period* March 1, 2010 to August 31, 2010
Class A	1.16%
Actual		$ 1,000.00	$ 1,217.00	$ 6.48
Hypothetical A		$ 1,000.00	$ 1,019.36	$ 5.90
Class T	1.43%
Actual		$ 1,000.00	$ 1,215.50	$ 7.99
Hypothetical A		$ 1,000.00	$ 1,018.00	$ 7.27
Class B	1.92%
Actual		$ 1,000.00	$ 1,212.50	$ 10.71
Hypothetical A		$ 1,000.00	$ 1,015.53	$ 9.75
Class C	1.89%
Actual		$ 1,000.00	$ 1,212.70	$ 10.54
Hypothetical A		$ 1,000.00	$ 1,015.68	$ 9.60
Gold	.91%
Actual		$ 1,000.00	$ 1,218.70	$ 5.09
Hypothetical A		$ 1,000.00	$ 1,020.62	$ 4.63
Institutional Class	.85%
Actual		$ 1,000.00	$ 1,219.00	$ 4.75
Hypothetical A		$ 1,000.00	$ 1,020.92	$ 4.33

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Gold Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Barrick Gold Corp.	10.1	4.9
Goldcorp, Inc.	10.0	9.8
Newcrest Mining Ltd.	10.0	10.2
Newmont Mining Corp.	8.1	7.8
AngloGold Ashanti Ltd. sponsored ADR	6.3	7.2
Agnico-Eagle Mines Ltd. (Canada)	5.3	6.1
Randgold Resources Ltd. sponsored ADR	4.6	5.2
Kinross Gold Corp.	4.2	4.9
Eldorado Gold Corp.	3.9	3.5
Gold Fields Ltd. sponsored ADR	3.0	2.9
	65.5
Top Industries (% of fund's net assets)
As of August 31, 2010
Gold	96.5%
Precious Metals & Minerals	2.2%
Coal & Consumable Fuels	0.6%
Construction & Farm Machinery & Heavy Trucks	0.2%
Diversified Metals & Mining	0.1%
All Others*	0.4%

As of February 28, 2010
Gold	92.6%
Precious Metals & Minerals	4.5%
Coal & Consumable Fuels	0.4%
Diversified Metals & Mining	0.1%
Oil & Gas Exploration & Production	0.0%
All Others*	2.4%

* Includes short-term investments and net other assets.

Semiannual Report

Gold Portfolio

Consolidated Investments August 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.7%
	Shares	Value
Australia - 12.6%
METALS & MINING - 12.6%
Gold - 12.6%
Andean Resources Ltd. (a)	5,267,514	$ 23,367,260
Andean Resources Ltd. (a)(e)	791,300	3,510,292
Avoca Resources Ltd. (a)	2,602,745	6,903,000
Centamin Egypt Ltd. (a)	4,197,000	11,459,245
CGA Mining Ltd. (a)	10,000	19,320
Dominion Mining Ltd. (d)	1,042,906	2,051,292
Intrepid Mines Ltd. (a)	3,468,042	2,407,515
Kingsgate Consolidated NL	1,703,138	15,188,244
Medusa Mining Ltd.	2,124,107	7,561,821
Mineral Deposits Ltd. (a)	6,273,709	5,192,749
Newcrest Mining Ltd. (d)	12,265,322	406,626,087
Perseus Mining Ltd. (a)	3,989,308	9,763,831
Perseus Mining Ltd. (a)	1,300,000	3,206,565
Resolute Mining Ltd. (a)	3,986,661	2,980,428
St Barbara Ltd. (a)	28,348,060	8,199,676
Troy Resources NL (a)(e)	2,300,000	5,177,022
		513,614,347
Bailiwick of Jersey - 4.6%
METALS & MINING - 4.6%
Gold - 4.6%
Randgold Resources Ltd. sponsored ADR (d)	2,023,667	187,168,961
Bermuda - 0.0%
METALS & MINING - 0.0%
Gold - 0.0%
Continental Gold Ltd. (a)	100	516
Precious Metals & Minerals - 0.0%
Aquarius Platinum Ltd. (United Kingdom)	236,752	1,013,199
TOTAL METALS & MINING		1,013,715
Canada - 53.8%
METALS & MINING - 53.8%
Diversified Metals & Mining - 0.1%
Clifton Star Resources, Inc. (a)	25,000	96,131
Kimber Resources, Inc. (a)	16,100	13,288
Kimber Resources, Inc. (a)(e)	5,832,000	4,813,280
		4,922,699
Gold - 52.0%
Agnico-Eagle Mines Ltd. (Canada)	3,324,400	216,503,010
Alamos Gold, Inc.	2,143,800	34,099,740
Anatolia Minerals Development Ltd. (a)	95,000	645,064
Argonaut Gold Ltd. (a)	409,800	1,114,579
Aurizon Mines Ltd. (a)	2,294,600	15,257,879
Avion Gold Corp. (a)	5,020,000	2,589,449
B2Gold Corp. (a)(d)	2,817,400	5,020,455
Barrick Gold Corp. (d)	8,760,419	410,394,309
Canaco Resources, Inc. (a)	450,000	894,725

	Shares	Value
Centerra Gold, Inc.	1,711,400	$ 24,027,815
Colossus Minerals, Inc. (a)	715,000	5,458,476
Corvus Gold, Inc.	138,350	98,613
Detour Gold Corp. (a)	123,000	3,674,138
Detour Gold Corp. (a)(e)	785,900	23,475,653
Eldorado Gold Corp. (d)	8,065,213	158,392,085
Etruscan Resources, Inc. (a)	1,216,800	524,950
Etruscan Resources, Inc. (a)(e)	1,549,400	668,440
Etruscan Resources, Inc. warrants 11/2/10 (a)(e)	774,700	3,633
European Goldfields Ltd. (a)	1,919,600	17,139,125
Exeter Resource Corp. (a)	233,000	1,538,401
Extorre Gold Mines Ltd. (a)	233,000	845,683
Franco-Nevada Corp.	1,618,400	48,282,583
Fronteer Gold, Inc. (a)	835,000	6,202,298
Gammon Gold, Inc. (a)	1,937,500	13,882,767
Goldcorp, Inc.	9,166,900	406,653,571
Golden Star Resources Ltd. Cda (a)(d)	3,375,769	15,861,761
Gran Colombia Gold Corp. (a)	6,000,000	1,856,975
Great Basin Gold Ltd. (a)(d)	5,087,900	10,879,636
Great Basin Gold Ltd. warrants 10/15/10 (a)	850,000	526,143
Greystar Resources Ltd. (a)	1,099,200	4,082,375
Guyana Goldfields, Inc. (a)	883,000	7,693,383
Guyana Goldfields, Inc. (a)(e)	155,000	1,350,481
IAMGOLD Corp.	5,232,000	98,138,335
International Minerals Corp. (a)	114,400	471,011
International Tower Hill Mines Ltd.	276,700	1,725,726
Jaguar Mining, Inc. (a)(d)	1,095,500	6,452,277
Keegan Resources, Inc. (a)	30,000	196,108
Kinross Gold Corp. (d)	10,023,600	169,496,373
Kirkland Lake Gold, Inc. (a)	290,500	2,362,143
Lake Shore Gold Corp. (a)	1,750,000	6,220,399
Minefinders Corp. Ltd. (a)	923,000	8,518,002
New Gold, Inc. (a)	5,476,800	34,671,419
New Gold, Inc. warrants 4/3/12 (a)(e)	2,928,500	109,862
Northgate Minerals Corp. (a)	3,609,900	10,901,644
Novagold Resources, Inc. (a)	1,458,200	10,858,718
Osisko Mining Corp. (a)	817,000	10,872,900
Osisko Mining Corp. (a)(e)	3,000,000	39,924,971
Premier Gold Mines Ltd. (a)	906,200	4,742,411
Primero Mining Corp. (a)	1,000	4,802
Rainy River Resources Ltd. (a)	55,000	355,920
Red Back Mining, Inc. (a)	3,143,100	93,828,720
Red Back Mining, Inc. (a)(e)	270,000	8,060,117
Romarco Minerals, Inc. (a)	1,820,000	3,055,381
Rubicon Minerals Corp. (a)	1,796,352	7,412,848
San Gold Corp. (a)	1,751,400	6,603,168
Seabridge Gold, Inc. (a)	621,105	18,657,994
SEMAFO, Inc. (a)	2,016,100	16,525,875
Torex Gold Resources, Inc. (a)	230,000	278,265
Common Stocks - continued
	Shares	Value
Canada - continued
METALS & MINING - CONTINUED
Gold - continued
Ventana Gold Corp. (a)	1,065,800	$ 8,516,404
Yamana Gold, Inc.	10,760,900	108,996,689
		2,117,596,677
Precious Metals & Minerals - 1.7%
Orko Silver Corp. (a)	346,000	564,633
Pan American Silver Corp.	999,987	24,769,685
Pan American Silver Corp. warrants 12/7/14 (a)	232,460	1,082,240
Silver Standard Resources, Inc. (a)	1,061,800	18,698,306
Silver Wheaton Corp. (a)	1,060,000	23,909,027
Tahoe Resources, Inc.	1,000	7,550
		69,031,441
TOTAL METALS & MINING		2,191,550,817
Cayman Islands - 0.1%
METALS & MINING - 0.1%
Gold - 0.1%
Real Gold Mining Ltd. (a)	2,925,000	4,391,881
China - 1.2%
METALS & MINING - 1.2%
Gold - 1.2%
Zhaojin Mining Industry Co. Ltd. (H Shares)	9,124,500	23,870,158
Zijin Mining Group Co. Ltd. (H Shares)	38,312,000	26,497,135
		50,367,293
Peru - 0.5%
METALS & MINING - 0.5%
Precious Metals & Minerals - 0.5%
Compania de Minas Buenaventura SA sponsored ADR	495,000	20,463,300
Russia - 0.8%
METALS & MINING - 0.8%
Gold - 0.8%
Polyus Gold OJSC sponsored ADR	1,252,566	31,376,778
Precious Metals & Minerals - 0.0%
Polymetal JSC GDR (Reg. S) (a)	63,300	751,371
TOTAL METALS & MINING		32,128,149

	Shares	Value
South Africa - 10.7%
METALS & MINING - 10.7%
Gold - 10.7%
AngloGold Ashanti Ltd. sponsored ADR	6,109,452	$ 258,368,725
Gold Fields Ltd. sponsored ADR	8,528,659	120,083,519
Harmony Gold Mining Co. Ltd.	1,484,000	15,198,187
Harmony Gold Mining Co. Ltd. sponsored ADR (d)	4,001,800	40,738,324
		434,388,755
Precious Metals & Minerals - 0.0%
Anglo Platinum Ltd. (a)	5,000	413,752
TOTAL METALS & MINING		434,802,507
United Kingdom - 0.9%
METALS & MINING - 0.9%
Diversified Metals & Mining - 0.0%
Kazakhmys PLC	40,000	709,275
Gold - 0.9%
Petropavlovsk PLC	2,155,000	35,204,155
TOTAL METALS & MINING		35,913,430
United States of America - 10.5%
CONSTRUCTION & ENGINEERING - 0.0%
Construction & Engineering - 0.0%
Fluor Corp.	45,000	2,009,700
MACHINERY - 0.2%
Construction & Farm Machinery & Heavy Trucks - 0.2%
Bucyrus International, Inc. Class A	145,000	8,336,050
METALS & MINING - 9.7%
Diversified Metals & Mining - 0.0%
Walter Energy, Inc.	5,000	360,200
Gold - 9.7%
Allied Nevada Gold Corp. (a)	897,800	21,053,410
Newmont Mining Corp.	5,393,050	330,701,826
Royal Gold, Inc.	749,413	36,773,696
US Gold Corp. (a)(d)	1,165,900	6,027,703
		394,556,635
Precious Metals & Minerals - 0.0%
Paramount Gold & Silver Corp. (a)	10,000	13,100
Steel - 0.0%
Carpenter Technology Corp.	25,000	775,250
TOTAL METALS & MINING		395,705,185
OIL, GAS & CONSUMABLE FUELS - 0.6%
Coal & Consumable Fuels - 0.6%
Alpha Natural Resources, Inc. (a)	300,400	11,153,852
Common Stocks - continued
	Shares	Value
United States of America - continued
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Coal & Consumable Fuels - continued
Arch Coal, Inc.	15,000	$ 337,650
Massey Energy Co.	398,000	11,442,500
		22,934,002
TOTAL UNITED STATES OF AMERICA		428,984,937
TOTAL COMMON STOCKS (Cost $2,828,227,882)		3,900,399,337
Commodities - 3.9%
	Troy Ounces
Gold Bullion (a) (Cost $107,529,500)	125,500	156,705,575
Money Market Funds - 15.9%

Fidelity Cash Central Fund, 0.24% (b)	12,133,462	12,133,462
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c)	636,351,413	636,351,413
TOTAL MONEY MARKET FUNDS (Cost $648,484,875)		648,484,875
TOTAL INVESTMENT PORTFOLIO - 115.5% (Cost $3,584,242,257)		4,705,589,787
NET OTHER ASSETS (LIABILITIES) - (15.5)%		(631,032,969)
NET ASSETS - 100%		$ 4,074,556,818
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $87,093,751 or 2.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 50,677
Fidelity Securities Lending Cash Central Fund	306,165
Total	$ 356,842
Other Affiliated Issuers
Consolidated Subsidiary	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Select Gold Cayman Ltd.	$ 207,130,454	$ 283,333	$ 68,101,750	$ -	$ 156,665,620
Other Information

The following is a summary of the inputs used, as of August 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments:
Common Stocks	$ 3,900,399,337	$ 3,882,290,938	$ 18,104,766	$ 3,633
Commodities	156,705,575	156,705,575	-	-
Money Market Funds	648,484,875	648,484,875	-	-
Total Investments:	$ 4,705,589,787	$ 4,687,481,388	$ 18,104,766	$ 3,633
The following is a reconciliation of Investments for which Level 3 inputs were used in determining value:
Investments:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(3,729)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	7,362
Transfers out of Level 3	-
Ending Balance	$ 3,633
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2010	$ (3,729)

The information used in the above reconciliation represents fiscal year to date activity for any Investments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Consolidated Statement of Operations.

Income Tax Information

At February 28, 2010, the Fund had a capital loss carryforward of approximately $12,954,352 all of which will expire on February 28, 2017. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Gold Portfolio

Consolidated Financial Statements

Consolidated Statement of Assets and Liabilities

	August 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $614,485,487) - See accompanying schedule: Unaffiliated issuers (cost $2,828,227,882)	$ 3,900,399,337
Fidelity Central Funds (cost $648,484,875)	648,484,875
Commodities (cost $107,529,500)	156,705,575
Total Investments (cost $3,584,242,257)		$ 4,705,589,787
Cash		3,922
Receivable for investments sold		209,090,885
Receivable for fund shares sold		13,297,438
Dividends receivable		2,526,920
Distributions receivable from Fidelity Central Funds		89,874
Receivable from investment adviser for expense reductions		38,872
Other receivables		18,999
Total assets		4,930,656,697

Liabilities
Payable for investments purchased	$ 209,321,020
Payable for fund shares redeemed	7,354,649
Accrued management fee	1,838,591
Distribution and service plan fees payable	103,094
Other affiliated payables	1,016,724
Other payables and accrued expenses	114,388
Collateral on securities loaned, at value	636,351,413
Total liabilities		856,099,879

Net Assets		$ 4,074,556,818
Net Assets consist of:
Paid in capital		$ 2,981,294,776
Accumulated net investment loss		(6,971,444)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(21,106,488)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,121,339,974
Net Assets		$ 4,074,556,818

Consolidated Statement of Assets and Liabilities - continued

August 31, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($116,536,024 ÷ 2,384,376 shares)	$ 48.87

Maximum offering price per share (100/94.25 of $48.87)	$ 51.85
Class T: Net Asset Value and redemption price per share ($35,297,052 ÷ 725,696 shares)	$ 48.64

Maximum offering price per share (100/96.50 of $48.64)	$ 50.40
Class B: Net Asset Value and offering price per share ($24,739,387 ÷ 515,574 shares)A	$ 47.98

Class C: Net Asset Value and offering price per share ($61,129,016 ÷ 1,277,670 shares)A	$ 47.84

Gold: Net Asset Value, offering price and redemption price per share ($3,752,751,997 ÷ 76,047,615 shares)	$ 49.35

Institutional Class: Net Asset Value, offering price and redemption price per share ($84,103,342 ÷ 1,707,200 shares)	$ 49.26

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Consolidated Statement of Operations

Six months ended August 31, 2010 (Unaudited)

Investment Income
Dividends		$ 9,104,282
Interest		24
Income from Fidelity Central Funds		356,842
Total income		9,461,148

Expenses
Management fee	$ 10,151,715
Transfer agent fees	5,076,317
Distribution and service plan fees	554,720
Accounting and security lending fees	746,129
Custodian fees and expenses	223,759
Independent trustees' compensation	9,662
Registration fees	128,402
Audit	30,373
Legal	5,353
Miscellaneous	23,709
Total expenses before reductions	16,950,139
Expense reductions	(518,466)	16,431,673
Net investment income (loss)		(6,970,525)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investments:
Unaffiliated issuers	120,681,475
Commodities	13,308,350
Foreign currency transactions	4,014
Total net realized gain (loss)		133,993,839
Change in net unrealized appreciation (depreciation) on: Investments	549,844,797
Assets and liabilities in foreign currencies	(1,264)
Commodities	4,314,025
Total change in net unrealized appreciation (depreciation)		554,157,558
Net gain (loss)		688,151,397
Net increase (decrease) in net assets resulting from operations		$ 681,180,872

Consolidated Statement of Changes in Net Assets

	Six months ended August 31, 2010 (Unaudited)	Year ended February 28, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (6,970,525)	$ (11,767,758)
Net realized gain (loss)	133,993,839	141,739,537
Change in net unrealized appreciation (depreciation)	554,157,558	582,559,218
Net increase (decrease) in net assets resulting from operations	681,180,872	712,530,997
Distributions to shareholders from net realized gain	(29,437,325)	(56,010,412)
Share transactions - net increase (decrease)	379,311,540	418,234,847
Redemption fees	167,710	514,829
Total increase (decrease) in net assets	1,031,222,797	1,075,270,261

Net Assets
Beginning of period	3,043,334,021	1,968,063,760
End of period (including accumulated net investment loss of $6,971,444 and accumulated net investment loss of $919, respectively)	$ 4,074,556,818	$ 3,043,334,021

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Consolidated Financial Highlights - Class A

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008 J	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 40.50	$ 30.45	$ 46.19	$ 36.53	$ 36.60
Income from Investment Operations
Net investment income (loss) E	(.14)	(.25)	(.15)	(.15)	(.01)
Net realized and unrealized gain (loss)	8.89	11.00	(15.44)	15.00	(.07)
Total from investment operations	8.75	10.75	(15.59)	14.85	(.08)
Distributions from net investment income	-	-	-	(.19)	-
Distributions from net realized gain	(.38)	(.71)	(.17)	(5.01)	-
Total distributions	(.38)	(.71)	(.17)	(5.20)	-
Redemption fees added to paid in capital E	- K	.01	.02	.01	.01
Net asset value, end of period	$ 48.87	$ 40.50	$ 30.45	$ 46.19	$ 36.53
Total Return B, C, D	21.70%	35.19%	(33.81)%	44.59%	(.19)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.17% A	1.21%	1.21%	1.17%	1.13% A
Expenses net of fee waivers, if any	1.16% A	1.19%	1.19%	1.17%	1.13% A
Expenses net of all reductions	1.14% A	1.17%	1.15%	1.13%	1.10% A
Net investment income (loss)	(.61)% A	(.63)%	(.45)%	(.37)%	(.18)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 116,536	$ 82,413	$ 39,144	$ 26,620	$ 1,857
Portfolio turnover rate G	32% A	46%	42%	55%	85%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JFor the year ended February 29. KAmount represents less than $.01 per share.

Consolidated Financial Highlights - Class T

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008 J	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 40.34	$ 30.36	$ 46.17	$ 36.49	$ 36.60
Income from Investment Operations
Net investment income (loss) E	(.20)	(.36)	(.24)	(.25)	(.03)
Net realized and unrealized gain (loss)	8.86	10.96	(15.42)	15.05	(.09)
Total from investment operations	8.66	10.60	(15.66)	14.80	(.12)
Distributions from net investment income	-	-	-	(.16)	-
Distributions from net realized gain	(.36)	(.63)	(.17)	(4.97)	-
Total distributions	(.36)	(.63)	(.17)	(5.13)	-
Redemption fees added to paid in capital E	- K	.01	.02	.01	.01
Net asset value, end of period	$ 48.64	$ 40.34	$ 30.36	$ 46.17	$ 36.49
Total Return B, C, D	21.55%	34.79%	(33.98)%	44.45%	(.30)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.44% A	1.51%	1.47%	1.43%	1.46% A
Expenses net of fee waivers, if any	1.43% A	1.49%	1.45%	1.43%	1.46% A
Expenses net of all reductions	1.41% A	1.47%	1.41%	1.39%	1.43% A
Net investment income (loss)	(.88)% A	(.93)%	(.71)%	(.63)%	(.40)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 35,297	$ 26,256	$ 15,284	$ 11,334	$ 1,093
Portfolio turnover rate G	32% A	46%	42%	55%	85%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JFor the year ended February 29. KAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Consolidated Financial Highlights - Class B

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008 J	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 39.87	$ 30.08	$ 45.97	$ 36.46	$ 36.60
Income from Investment Operations
Net investment income (loss) E	(.30)	(.55)	(.40)	(.45)	(.07)
Net realized and unrealized gain (loss)	8.74	10.84	(15.34)	14.95	(.08)
Total from investment operations	8.44	10.29	(15.74)	14.50	(.15)
Distributions from net investment income	-	-	-	(.16)	-
Distributions from net realized gain	(.33)	(.51)	(.17)	(4.84)	-
Total distributions	(.33)	(.51)	(.17)	(5.00)	-
Redemption fees added to paid in capital E	- K	.01	.02	.01	.01
Net asset value, end of period	$ 47.98	$ 39.87	$ 30.08	$ 45.97	$ 36.46
Total Return B, C, D	21.25%	34.12%	(34.30)%	43.53%	(.38)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.93% A	2.00%	1.97%	1.93%	1.96% A
Expenses net of fee waivers, if any	1.92% A	1.98%	1.95%	1.93%	1.96% A
Expenses net of all reductions	1.90% A	1.96%	1.89%	1.90%	1.93% A
Net investment income (loss)	(1.37)% A	(1.42)%	(1.20)%	(1.14)%	(.93)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,739	$ 18,340	$ 8,421	$ 6,869	$ 902
Portfolio turnover rate G	32% A	46%	42%	55%	85%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JFor the year ended February 29. KAmount represents less than $.01 per share.

Consolidated Financial Highlights - Class C

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008J	2007H
Selected Per-Share Data
Net asset value, beginning of period	$ 39.75	$ 30.00	$ 45.85	$ 36.44	$ 36.60
Income from Investment Operations
Net investment income (loss)E	(.29)	(.53)	(.39)	(.45)	(.07)
Net realized and unrealized gain (loss)	8.72	10.80	(15.30)	14.91	(.10)
Total from investment operations	8.43	10.27	(15.69)	14.46	(.17)
Distributions from net investment income	-	-	-	(.17)	-
Distributions from net realized gain	(.34)	(.53)	(.17)	(4.89)	-
Total distributions	(.34)	(.53)	(.17)	(5.06)	-
Redemption fees added to paid in capitalE	-K	.01	.01	.01	.01
Net asset value, end of period	$ 47.84	$ 39.75	$ 30.00	$ 45.85	$ 36.44
Total ReturnB, C, D	21.27%	34.15%	(34.30)%	43.49%	(.44)%
Ratios to Average Net AssetsF, I
Expenses before reductions	1.91% A	1.97%	1.97%	1.92%	2.02%A
Expenses net of fee waivers, if any	1.89% A	1.95%	1.95%	1.92%	2.02%A
Expenses net of all reductions	1.87% A	1.93%	1.89%	1.89%	1.99%A
Net investment income (loss)	(1.34)% A	(1.39)%	(1.20)%	(1.12)%	(1.03)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 61,129	$ 38,624	$ 17,544	$ 10,835	$ 437
Portfolio turnover rateG	32% A	46%	42%	55%	85%
AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JFor the year ended February 29. KAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Consolidated Financial Highlights - Gold

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008 J	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 40.85	$ 30.67	$ 46.37	$ 36.54	$ 35.91	$ 27.46
Income from Investment Operations
Net investment income (loss) E	(.08)	(.16)	(.04)	(.02)	.22 H	.04
Net realized and unrealized gain (loss)	8.98	11.10	(15.51)	15.05	5.49	12.21
Total from investment operations	8.90	10.94	(15.55)	15.03	5.71	12.25
Distributions from net investment income	-	-	-	(.18)	(.02)	(.02)
Distributions from net realized gain	(.40)	(.77)	(.17)	(5.03)	(5.10)	(3.84)
Total distributions	(.40)	(.77)	(.17)	(5.21)	(5.12)	(3.86)
Redemption fees added to paid in capital E	- K	.01	.02	.01	.04	.06
Net asset value, end of period	$ 49.35	$ 40.85	$ 30.67	$ 46.37	$ 36.54	$ 35.91
Total Return B, C, D	21.87%	35.52%	(33.59)%	45.10%	16.19%	48.84%
Ratios to Average Net Assets F, I
Expenses before reductions	.93% A	.98%	.89%	.85%	.90%	.97%
Expenses net of fee waivers, if any	.91% A	.96%	.87%	.85%	.90%	.97%
Expenses net of all reductions	.90% A	.94%	.86%	.81%	.87%	.82%
Net investment income (loss)	(.36)% A	(.40)%	(.13)%	(.05)%	.62% H	.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,752,752	$ 2,839,664	$ 1,881,600	$ 2,381,114	$ 1,473,400	$ 1,325,665
Portfolio turnover rate G	32% A	46%	42%	55%	85%	108%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the former sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a special dividend which amounted to $.08 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .40%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JFor the year ended February 29. KAmount represents less than $.01 per share.

Consolidated Financial Highlights - Institutional Class

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008 I	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 40.77	$ 30.65	$ 46.34	$ 36.54	$ 36.60
Income from Investment Operations
Net investment income (loss) D	(.07)	(.15)	(.05)	(.01)	.01
Net realized and unrealized gain (loss)	8.96	11.08	(15.49)	15.03	(.08)
Total from investment operations	8.89	10.93	(15.54)	15.02	(.07)
Distributions from net investment income	-	-	-	(.19)	-
Distributions from net realized gain	(.40)	(.82)	(.17)	(5.04)	-
Total distributions	(.40)	(.82)	(.17)	(5.23)	-
Redemption fees added to paid in capital D	- J	.01	.02	.01	.01
Net asset value, end of period	$ 49.26	$ 40.77	$ 30.65	$ 46.34	$ 36.54
Total Return B, C	21.90%	35.50%	(33.59)%	45.10%	(.16)%
Ratios to Average Net Assets E, H
Expenses before reductions	.87% A	.95%	.91%	.83%	.94% A
Expenses net of fee waivers, if any	.85% A	.93%	.89%	.83%	.94% A
Expenses net of all reductions	.84% A	.91%	.86%	.79%	.91% A
Net investment income (loss)	(.30)% A	(.37)%	(.14)%	(.03)%	.12% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 84,103	$ 38,037	$ 6,070	$ 3,174	$ 385
Portfolio turnover rate F	32% A	46%	42%	55%	85%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IFor the year ended February 29. JAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Consolidated Financial Statements

For the period ended August 31, 2010 (Unaudited)

1. Organization.

Gold Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class T, Class C, Gold and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investment in Subsidiary.

The Fund may invest in certain precious metals through its investment in the Fidelity Select Gold Cayman Ltd., a wholly owned subsidiary (the "Subsidiary"). The Subsidiary has the ability to invest in commodities and securities consistent with the investment objective of the Fund. As of August 31, 2010, the Fund held $156,665,620 in the Subsidiary, representing 3.8% of the Fund's net assets.

3. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Consolidated Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

4. Significant Accounting Policies.

The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Semiannual Report

4. Significant Accounting Policies - continued

Security Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in commodities are valued at their last traded price at 4:00 p.m. Eastern time each business day and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Consolidated Financial Statements (Unaudited) - continued

4. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, passive foreign investment companies (PFIC), controlled foreign corporation, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,079,624,222
Gross unrealized depreciation	(92,056,476)
Net unrealized appreciation (depreciation)	$ 987,567,746

Tax cost	$ 3,718,022,041

Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

5. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Consolidated Schedule of Investments.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $960,361,351 and $562,011,897, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

FMR and its affiliates also provide investment management related services to the Subsidiary. The Subsidiary pays FMR a monthly management fee at the annual rate of .30% of its assets. FMR has agreed to reimburse the Fund's management fee in an amount equal to the management fee of the Subsidiary. For the period, FMR reimbursed the Fund $253,016.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 125,473	$ 2,128
Class T	.25%	.25%	77,390	-
Class B	.75%	.25%	107,736	80,802
Class C	.75%	.25%	244,121	104,035
			$ 554,720	$ 186,965

Semiannual Report

7. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares (1.00% to .50% prior to July 12, 2010) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 59,523
Class T	8,439
Class B*	23,307
Class C*	11,037
$ 102,306

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 142,595.28
Class T	46,422.30
Class B	31,470.29
Class C	64,759.27
Gold	4,724,315.29
Institutional Class	66,756.23
	$ 5,076,317

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2,059 for the period.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $6,618 and is reflected in Miscellaneous expenses on the Consolidated Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of

Semiannual Report

Notes to Consolidated Financial Statements (Unaudited) - continued

9. Security Lending - continued

loaned securities and cash collateral at period end are disclosed on the Fund's Consolidated Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $306,165.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $265,047 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $403.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2010	Year ended February 28, 2010
From net realized gain
Class A	$ 801,636	$ 1,356,457
Class T	236,986	386,094
Class B	157,210	226,465
Class C	338,049	480,176
Gold	27,487,941	53,033,502
Institutional Class	415,503	527,718
Total	$ 29,437,325	$ 56,010,412

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2010	Year ended February 28, 2010	Six months ended August 31, 2010	Year ended February 28, 2010
Class A
Shares sold	821,482	1,548,727	$ 36,990,487	$ 60,979,204
Reinvestment of distributions	16,589	28,941	743,841	1,258,667
Shares redeemed	(488,677)	(828,099)	(21,857,766)	(32,946,669)
Net increase (decrease)	349,394	749,569	$ 15,876,562	$ 29,291,202
Class T
Shares sold	228,769	410,718	$ 10,430,715	$ 16,022,649
Reinvestment of distributions	5,156	8,602	230,314	372,822
Shares redeemed	(159,132)	(271,824)	(7,102,610)	(10,198,558)
Net increase (decrease)	74,793	147,496	$ 3,558,419	$ 6,196,913
Class B
Shares sold	96,650	271,111	$ 4,274,235	$ 10,287,423
Reinvestment of distributions	3,157	4,654	139,392	199,620
Shares redeemed	(44,210)	(95,719)	(1,956,830)	(3,721,090)
Net increase (decrease)	55,597	180,046	$ 2,456,797	$ 6,765,953
Class C
Shares sold	424,484	698,249	$ 18,873,313	$ 27,513,842
Reinvestment of distributions	6,175	9,039	271,804	386,528
Shares redeemed	(124,551)	(320,512)	(5,457,771)	(12,323,085)
Net increase (decrease)	306,108	386,776	$ 13,687,346	$ 15,577,285

Semiannual Report

12. Share Transactions - continued

	Shares		Dollars
	Six months ended August 31, 2010	Year ended February 28, 2010	Six months ended August 31, 2010	Year ended February 28, 2010
Gold
Shares sold	19,505,677	40,468,485	$ 893,473,078	$ 1,581,099,363
Reinvestment of distributions	589,132	1,174,296	26,646,409	51,481,173
Shares redeemed	(13,563,064)	(33,470,388)	(611,693,216)	(1,303,757,681)
Net increase (decrease)	6,531,745	8,172,393	$ 308,426,271	$ 328,822,855
Institutional Class
Shares sold	918,009	933,259	$ 41,957,172	$ 39,237,749
Reinvestment of distributions	8,082	10,089	364,823	441,486
Shares redeemed	(151,793)	(208,491)	(7,015,850)	(8,098,596)
Net increase (decrease)	774,298	734,857	$ 35,306,145	$ 31,580,639

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Materials Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2010 to August 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value March 1, 2010	Ending Account Value August 31, 2010	Expenses Paid During Period* March 1, 2010 to August 31, 2010
Class A	1.17%
Actual		$ 1,000.00	$ 993.50	$ 5.88
Hypothetical A		$ 1,000.00	$ 1,019.31	$ 5.96
Class T	1.43%
Actual		$ 1,000.00	$ 992.40	$ 7.18
Hypothetical A		$ 1,000.00	$ 1,018.00	$ 7.27
Class B	1.92%
Actual		$ 1,000.00	$ 989.80	$ 9.63
Hypothetical A		$ 1,000.00	$ 1,015.53	$ 9.75
Class C	1.93%
Actual		$ 1,000.00	$ 989.80	$ 9.68
Hypothetical A		$ 1,000.00	$ 1,015.48	$ 9.80
Materials	.89%
Actual		$ 1,000.00	$ 994.80	$ 4.47
Hypothetical A		$ 1,000.00	$ 1,020.72	$ 4.53
Institutional Class	.87%
Actual		$ 1,000.00	$ 994.90	$ 4.37
Hypothetical A		$ 1,000.00	$ 1,020.82	$ 4.43

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Materials Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Dow Chemical Co.	8.0	9.3
E.I. du Pont de Nemours & Co.	7.7	8.1
Monsanto Co.	6.6	9.3
Praxair, Inc.	6.1	5.9
Freeport-McMoRan Copper & Gold, Inc.	5.6	5.0
Air Products & Chemicals, Inc.	4.0	4.1
Celanese Corp. Class A	3.5	3.1
Newmont Mining Corp.	3.3	3.7
Ecolab, Inc.	2.9	0.0
The Mosaic Co.	2.7	2.9
	50.4
Top Industries (% of fund's net assets)
As of August 31, 2010
Chemicals	57.9%
Metals & Mining	25.8%
Containers & Packaging	7.2%
Construction Materials	2.3%
Paper & Forest Products	1.1%
All Others*	5.7%

As of February 28, 2010
Chemicals	56.9%
Metals & Mining	24.7%
Containers & Packaging	4.6%
Paper & Forest Products	4.0%
Construction Materials	3.4%
All Others*	6.4%

* Includes short-term investments and net other assets.

Semiannual Report

Materials Portfolio

Investments August 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
BUILDING PRODUCTS - 1.0%
Building Products - 1.0%
Masco Corp.	704,700	$ 7,392,303
CHEMICALS - 57.9%
Commodity Chemicals - 4.6%
Celanese Corp. Class A	910,806	24,318,520
LyondellBasell Industries NV Class A (a)	380,900	7,808,450
		32,126,970
Diversified Chemicals - 21.7%
Ashland, Inc.	300,563	13,964,157
BASF AG	75,428	3,980,357
Cabot Corp.	18,300	520,269
Dow Chemical Co.	2,296,044	55,954,591
E.I. du Pont de Nemours & Co.	1,324,377	53,994,850
FMC Corp.	160,300	9,983,484
Huntsman Corp.	798,429	7,273,688
Solutia, Inc. (a)	506,732	6,861,151
		152,532,547
Fertilizers & Agricultural Chemicals - 12.1%
CF Industries Holdings, Inc.	160,414	14,838,295
Israel Chemicals Ltd.	128,000	1,615,270
Monsanto Co.	878,056	46,229,648
The Mosaic Co.	321,900	18,882,654
Yara International ASA	87,900	3,533,395
		85,099,262
Industrial Gases - 10.1%
Air Products & Chemicals, Inc.	373,290	27,634,659
Praxair, Inc.	500,141	43,027,130
		70,661,789
Specialty Chemicals - 9.4%
Albemarle Corp.	137,135	5,497,742
Ecolab, Inc.	428,649	20,317,963
Ferro Corp. (a)	983,725	10,525,858
Innophos Holdings, Inc.	338,468	9,873,112
Rockwood Holdings, Inc. (a)	169,132	4,372,062
Stepan Co.	33,500	1,857,575
Symrise AG	141,983	3,509,149
W.R. Grace & Co. (a)	400,347	10,128,779
		66,082,240
TOTAL CHEMICALS		406,502,808
CONSTRUCTION & ENGINEERING - 0.8%
Construction & Engineering - 0.8%
Fluor Corp.	121,700	5,435,122
CONSTRUCTION MATERIALS - 2.3%
Construction Materials - 2.3%
HeidelbergCement AG	240,126	9,632,605
Martin Marietta Materials, Inc. (d)	88,022	6,443,210
		16,075,815

	Shares	Value
CONTAINERS & PACKAGING - 7.2%
Metal & Glass Containers - 7.2%
Ball Corp.	242,626	$ 13,606,466
Crown Holdings, Inc. (a)	490,299	13,659,730
Owens-Illinois, Inc. (a)	597,400	14,970,844
Pactiv Corp. (a)	255,954	8,211,004
		50,448,044
FOOD PRODUCTS - 0.3%
Agricultural Products - 0.3%
Archer Daniels Midland Co.	59,300	1,825,254
MACHINERY - 0.7%
Construction & Farm Machinery & Heavy Trucks - 0.7%
Bucyrus International, Inc. Class A	29,400	1,690,206
Caterpillar, Inc.	51,953	3,385,257
		5,075,463
METALS & MINING - 25.8%
Diversified Metals & Mining - 9.4%
Anglo American PLC (United Kingdom)	106,251	3,813,695
Compass Minerals International, Inc.	99,910	7,168,543
Freeport-McMoRan Copper & Gold, Inc.	546,381	39,328,504
Kazakhmys PLC	164,372	2,914,625
Teck Resources Ltd. Class B (sub. vtg.)	135,000	4,516,249
Walter Energy, Inc.	116,216	8,372,201
		66,113,817
Gold - 7.6%
AngloGold Ashanti Ltd. sponsored ADR	333,620	14,108,790
Newcrest Mining Ltd.	165,418	5,484,020
Newmont Mining Corp.	379,200	23,252,544
Randgold Resources Ltd. sponsored ADR	68,600	6,344,814
Yamana Gold, Inc.	405,200	4,104,253
		53,294,421
Steel - 8.8%
Allegheny Technologies, Inc.	316,000	12,867,520
Carpenter Technology Corp.	336,300	10,428,663
Commercial Metals Co.	810,287	10,558,040
Jindal Steel & Power Ltd.	174,560	2,539,443
Reliance Steel & Aluminum Co.	36,500	1,359,625
Steel Dynamics, Inc.	759,901	10,410,644
Ternium SA sponsored ADR (d)	236,600	7,753,382
Vale SA sponsored ADR	218,850	5,854,238
		61,771,555
TOTAL METALS & MINING		181,179,793
OIL, GAS & CONSUMABLE FUELS - 0.5%
Coal & Consumable Fuels - 0.5%
Massey Energy Co.	115,100	3,309,125
Common Stocks - continued
	Shares	Value
PAPER & FOREST PRODUCTS - 1.1%
Forest Products - 1.1%
Weyerhaeuser Co.	493,200	$ 7,743,240
TOTAL COMMON STOCKS (Cost $651,565,261)		684,986,967
Money Market Funds - 2.0%

Fidelity Cash Central Fund, 0.24% (b)	6,130,163	6,130,163
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c)	8,124,795	8,124,795
TOTAL MONEY MARKET FUNDS (Cost $14,254,958)		14,254,958
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $665,820,219)		699,241,925
NET OTHER ASSETS (LIABILITIES) - 0.4%		2,639,169
NET ASSETS - 100%		$ 701,881,094
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 14,257
Fidelity Securities Lending Cash Central Fund	20,957
Total	$ 35,214
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	87.6%
Germany	2.4%
South Africa	2.0%
Canada	1.3%
Netherlands	1.1%
Luxembourg	1.1%
Others (Individually Less Than 1%)	4.5%
100.0%
Income Tax Information
At February 28, 2010, the fund had a capital loss carryforward of approximately $22,356,874 of which $21,745,565 and $611,309 will expire on February 28, 2017 and 2018, respectively.

A capital loss carryforward of approximately $5,315,874 was acquired from Paper and Forest Products Portfolio, of which $4,704,565 and $611,309 will expire on February 28, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Materials Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $7,971,234) - See accompanying schedule: Unaffiliated issuers (cost $651,565,261)	$ 684,986,967
Fidelity Central Funds (cost $14,254,958)	14,254,958
Total Investments (cost $665,820,219)		$ 699,241,925
Receivable for investments sold		9,429,141
Receivable for fund shares sold		1,204,749
Dividends receivable		13,878,046
Distributions receivable from Fidelity Central Funds		6,173
Other receivables		13,338
Total assets		723,773,372

Liabilities
Payable for investments purchased	$ 11,964,462
Payable for fund shares redeemed	1,217,500
Accrued management fee	336,752
Distribution and service plan fees payable	44,935
Other affiliated payables	178,081
Other payables and accrued expenses	25,753
Collateral on securities loaned, at value	8,124,795
Total liabilities		21,892,278

Net Assets		$ 701,881,094
Net Assets consist of:
Paid in capital		$ 694,978,249
Undistributed net investment income		15,719,857
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(42,236,263)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		33,419,251
Net Assets		$ 701,881,094

Statement of Assets and Liabilities - continued

August 31, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($56,186,105 ÷ 1,076,486 shares)	$ 52.19

Maximum offering price per share (100/94.25 of $52.19)	$ 55.37
Class T: Net Asset Value and redemption price per share ($14,872,189 ÷ 286,294 shares)	$ 51.95

Maximum offering price per share (100/96.50 of $51.95)	$ 53.83
Class B: Net Asset Value and offering price per share ($9,927,666 ÷ 193,418 shares)A	$ 51.33

Class C: Net Asset Value and offering price per share ($21,091,747 ÷ 411,484 shares)A	$ 51.26

Materials: Net Asset Value, offering price and redemption price per share ($579,591,884 ÷ 11,080,074 shares)	$ 52.31

Institutional Class: Net Asset Value, offering price and redemption price per share ($20,211,503 ÷ 386,599 shares)	$ 52.28

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Materials Portfolio
Financial Statements - continued

Statement of Operations

Six months ended August 31, 2010 (Unaudited)

Investment Income
Dividends		$ 6,198,980
Special dividends		13,051,756
Income from Fidelity Central Funds		35,214
Total income		19,285,950

Expenses
Management fee	$ 2,096,899
Transfer agent fees	978,865
Distribution and service plan fees	272,668
Accounting and security lending fees	132,779
Custodian fees and expenses	21,788
Independent trustees' compensation	2,076
Registration fees	79,700
Audit	16,463
Legal	1,245
Interest	956
Tax expense	144
Miscellaneous	4,354
Total expenses before reductions	3,607,937
Expense reductions	(47,523)	3,560,414
Net investment income (loss)		15,725,536
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(13,958,001)
Foreign currency transactions	(41,129)
Total net realized gain (loss)		(13,999,130)
Change in net unrealized appreciation (depreciation) on: Investment securities	(15,596,760)
Assets and liabilities in foreign currencies	(902)
Total change in net unrealized appreciation (depreciation)		(15,597,662)
Net gain (loss)		(29,596,792)
Net increase (decrease) in net assets resulting from operations		$ (13,871,256)

Statement of Changes in Net Assets

	Six months ended August 31, 2010 (Unaudited)	Year ended February 28, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 15,725,536	$ 3,695,665
Net realized gain (loss)	(13,999,130)	54,954,095
Change in net unrealized appreciation (depreciation)	(15,597,662)	118,179,943
Net increase (decrease) in net assets resulting from operations	(13,871,256)	176,829,703
Distributions to shareholders from net investment income	(26,985)	(4,024,717)
Distributions to shareholders from net realized gain	(379,797)	-
Total distributions	(406,782)	(4,024,717)
Share transactions - net increase (decrease)	880,796	390,197,683
Redemption fees	62,549	93,068
Total increase (decrease) in net assets	(13,334,693)	563,095,737

Net Assets
Beginning of period	715,215,787	152,120,050
End of period (including undistributed net investment income of $15,719,857 and $21,306, respectively)	$ 701,881,094	$ 715,215,787

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008 M	2007 J
Selected Per-Share Data
Net asset value, beginning of period	$ 52.54	$ 27.65	$ 57.00	$ 51.01	$ 46.90
Income from Investment Operations
Net investment income (loss) E	1.07 H	.30 I	.22	.46	.17
Net realized and unrealized gain (loss)	(1.41)	24.90	(29.46)	8.05	3.93
Total from investment operations	(.34)	25.20	(29.24)	8.51	4.10
Distributions from net investment income	-	(.32)	(.12)	(.32)	-
Distributions from net realized gain	(.01)	-	-	(2.21)	-
Total distributions	(.01)	(.32)	(.12)	(2.53) O	-
Redemption fees added to paid in capital E	- N	.01	.01	.01	.01
Net asset value, end of period	$ 52.19	$ 52.54	$ 27.65	$ 57.00	$ 51.01
Total Return B, C, D	(.65)%	91.25%	(51.30)%	16.79%	8.76%
Ratios to Average Net Assets F, K
Expenses before reductions	1.17% A	1.23%	1.21%	1.21%	1.50% A
Expenses net of fee waivers, if any	1.17% A	1.23%	1.21%	1.21%	1.40% A
Expenses net of all reductions	1.16% A	1.22%	1.20%	1.21%	1.38% A
Net investment income (loss)	4.00% A, H	.65% I	.47%	.83%	1.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 56,186	$ 52,352	$ 10,796	$ 12,522	$ 1,018
Portfolio turnover rate G	108% A	104% L	117%	77%	185%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a special dividend which amounted to $.93 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .51%. IInvestment income per share reflects a special dividend which amounted to $.10 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .43%. JFor the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. LThe portfolio turnover rate does not include the assets acquired in the merger. MFor the year ended February 29. NAmount represents less than $.01 per share. OTotal distributions of $2.53 per share is comprised of distributions from net investment income of $.322 and distributions from net realized gain of $2.210 per share.

Financial Highlights - Class T

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008 M	2007 J
Selected Per-Share Data
Net asset value, beginning of period	$ 52.35	$ 27.56	$ 56.80	$ 50.89	$ 46.90
Income from Investment Operations
Net investment income (loss) E	1.00 H	.16 I	.10	.32	.11
Net realized and unrealized gain (loss)	(1.40)	24.81	(29.32)	8.00	3.87
Total from investment operations	(.40)	24.97	(29.22)	8.32	3.98
Distributions from net investment income	-	(.19)	(.03)	(.21)	-
Distributions from net realized gain	-	-	-	(2.21)	-
Total distributions	-	(.19)	(.03)	(2.42) O	-
Redemption fees added to paid in capital E	- N	.01	.01	.01	.01
Net asset value, end of period	$ 51.95	$ 52.35	$ 27.56	$ 56.80	$ 50.89
Total Return B, C, D	(.76)%	90.70%	(51.43)%	16.45%	8.51%
Ratios to Average Net Assets F, K
Expenses before reductions	1.43% A	1.52%	1.46%	1.46%	1.80% A
Expenses net of fee waivers, if any	1.43% A	1.52%	1.46%	1.46%	1.65% A
Expenses net of all reductions	1.41% A	1.51%	1.46%	1.46%	1.62% A
Net investment income (loss)	3.74% A, H	.35% I	.22%	.57%	1.18% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,872	$ 14,712	$ 4,944	$ 6,850	$ 707
Portfolio turnover rate G	108% A	104% L	117%	77%	185%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a special dividend which amounted to $.93 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .25%. IInvestment income per share reflects a special dividend which amounted to $.10 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .14%. JFor the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. LThe portfolio turnover rate does not include the assets acquired in the merger. MFor the year ended February 29. NAmount represents less than $.01 per share. OTotal distributions of $2.42 per share is comprised of distributions from net investment income of $.207 and distributions from net realized gain of $2.210 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008 M	2007 J
Selected Per-Share Data
Net asset value, beginning of period	$ 51.86	$ 27.35	$ 56.59	$ 50.81	$ 46.90
Income from Investment Operations
Net investment income (loss) E	.86 H	(.07) I	(.12)	.04	.06
Net realized and unrealized gain (loss)	(1.39)	24.61	(29.13)	7.98	3.84
Total from investment operations	(.53)	24.54	(29.25)	8.02	3.90
Distributions from net investment income	-	(.04)	-	(.04)	-
Distributions from net realized gain	-	-	-	(2.21)	-
Total distributions	-	(.04)	-	(2.25) O	-
Redemption fees added to paid in capital E	- N	.01	.01	.01	.01
Net asset value, end of period	$ 51.33	$ 51.86	$ 27.35	$ 56.59	$ 50.81
Total Return B, C, D	(1.02)%	89.79%	(51.67)%	15.89%	8.34%
Ratios to Average Net Assets F, K
Expenses before reductions	1.92% A	2.02%	1.95%	1.97%	2.26% A
Expenses net of fee waivers, if any	1.92% A	2.02%	1.95%	1.97%	2.15% A
Expenses net of all reductions	1.91% A	2.01%	1.95%	1.96%	2.12% A
Net investment income (loss)	3.24% A, H	(.15)% I	(.27)%	.07%	.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,928	$ 9,538	$ 2,601	$ 4,173	$ 662
Portfolio turnover rate G	108% A	104% L	117%	77%	185%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a special dividend which amounted to $.92 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.25)%. IInvestment income per share reflects a special dividend which amounted to $.10 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.36)%. JFor the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. LThe portfolio turnover rate does not include the assets acquired in the merger. MFor the year ended February 29. NAmount represents less than $.01 per share. OTotal distributions of $2.25 per share is comprised of distributions from net investment income of $.043 and distributions from net realized gain of $2.210 per share.

Financial Highlights - Class C

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008 M	2007 J
Selected Per-Share Data
Net asset value, beginning of period	$ 51.79	$ 27.31	$ 56.50	$ 50.81	$ 46.90
Income from Investment Operations
Net investment income (loss) E	.85 H	(.06) I	(.13)	.04	.09
Net realized and unrealized gain (loss)	(1.38)	24.57	(29.07)	7.97	3.81
Total from investment operations	(.53)	24.51	(29.20)	8.01	3.90
Distributions from net investment income	-	(.04)	-	(.12)	-
Distributions from net realized gain	-	-	-	(2.21)	-
Total distributions	-	(.04)	-	(2.33) O	-
Redemption fees added to paid in capital E	- N	.01	.01	.01	.01
Net asset value, end of period	$ 51.26	$ 51.79	$ 27.31	$ 56.50	$ 50.81
Total Return B, C, D	(1.02)%	89.82%	(51.66)%	15.87%	8.34%
Ratios to Average Net Assets F, K
Expenses before reductions	1.93% A	2.01%	1.95%	1.96%	2.31% A
Expenses net of fee waivers, if any	1.93% A	2.01%	1.95%	1.96%	2.15% A
Expenses net of all reductions	1.91% A	2.00%	1.95%	1.96%	2.13% A
Net investment income (loss)	3.24% A, H	(.13)% I	(.27)%	.07%	.89% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,092	$ 20,469	$ 5,509	$ 8,743	$ 547
Portfolio turnover rate G	108% A	104% L	117%	77%	185%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a special dividend which amounted to $.92 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.25)%. IInvestment income per share reflects a special dividend which amounted to $.10 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.35)%. JFor the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. LThe portfolio turnover rate does not include the assets acquired in the merger. MFor the year ended February 29. NAmount represents less than $.01 per share. OTotal distributions of $2.33 per share is comprised of distributions from net investment income of $.124 and distributions from net realized gain of $2.210 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Materials

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008 L	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 52.61	$ 27.66	$ 57.01	$ 50.92	$ 46.35	$ 40.78
Income from Investment Operations
Net investment income (loss) E	1.15 H	.43 I	.38	.64	.42	.32
Net realized and unrealized gain (loss)	(1.42)	24.91	(29.54)	8.01	9.36	6.40
Total from investment operations	(.27)	25.34	(29.16)	8.65	9.78	6.72
Distributions from net investment income	- M	(.40)	(.20)	(.36)	(.48)	(.25)
Distributions from net realized gain	(.03)	-	-	(2.21)	(4.79)	(.93)
Total distributions	(.03)	(.40)	(.20)	(2.57) N	(5.27)	(1.18)
Redemption fees added to paid in capital E	- M	.01	.01	.01	.06	.03
Net asset value, end of period	$ 52.31	$ 52.61	$ 27.66	$ 57.01	$ 50.92	$ 46.35
Total Return B, C, D	(.52)%	91.77%	(51.15)%	17.10%	22.29%	17.01%
Ratios to Average Net Assets F, J
Expenses before reductions	.89% A	.96%	.90%	.91%	1.01%	1.05%
Expenses net of fee waivers, if any	.89% A	.96%	.90%	.90%	.98%	1.05%
Expenses net of all reductions	.87% A	.94%	.90%	.89%	.96%	1.01%
Net investment income (loss)	4.28% A, H	.92% I	.78%	1.14%	.87%	.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 579,592	$ 604,475	$ 127,551	$ 353,185	$ 230,147	$ 169,523
Portfolio turnover rate G	108% A	104% K	117%	77%	185%	124%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the former sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a special dividend which amounted to $.94 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .79%. IInvestment income per share reflects a special dividend which amounted to $.10 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .70%. JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. KThe portfolio turnover rate does not include the assets acquired in the merger. LFor the year ended February 29. MAmount represents less than $.01 per share. NTotal distributions of $2.57 per share is comprised of distributions from net investment income of $.363 and distributions from net realized gain of $2.210 per share.

Financial Highlights - Institutional Class

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008 L	2007 I
Selected Per-Share Data
Net asset value, beginning of period	$ 52.58	$ 27.66	$ 57.00	$ 50.91	$ 46.90
Income from Investment Operations
Net investment income (loss) D	1.15 G	.46 H	.38	.64	.08
Net realized and unrealized gain (loss)	(1.41)	24.89	(29.53)	8.00	3.92
Total from investment operations	(.26)	25.35	(29.15)	8.64	4.00
Distributions from net investment income	(.01)	(.44)	(.20)	(.36)	-
Distributions from net realized gain	(.03)	-	-	(2.21)	-
Total distributions	(.04)	(.44)	(.20)	(2.56) N	-
Redemption fees added to paid in capital D	- M	.01	.01	.01	.01
Net asset value, end of period	$ 52.28	$ 52.58	$ 27.66	$ 57.00	$ 50.91
Total Return B, C	(.51)%	91.79%	(51.15)%	17.08%	8.55%
Ratios to Average Net Assets E, J
Expenses before reductions	.87% A	.94%	.90%	.89%	1.06% A
Expenses net of fee waivers, if any	.87% A	.94%	.90%	.89%	1.06% A
Expenses net of all reductions	.86% A	.93%	.90%	.89%	1.04% A
Net investment income (loss)	4.29% A, G	.94% H	.78%	1.14%	.79% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,212	$ 13,670	$ 719	$ 1,820	$ 119
Portfolio turnover rate F	108% A	104% K	117%	77%	185%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a special dividend which amounted to $.93 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .80%. HInvestment income per share reflects a special dividend which amounted to $.10 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been ..72%. IFor the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. KThe portfolio turnover rate does not include the assets acquired in the merger. LFor the year ended February 29. MAmount represents less than $.01 per share. NTotal distributions of $2.56 per share is comprised of distributions from net investment income of $.355 and distributions from net realized gain of $2.210 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2010 (Unaudited)

1. Organization.

Materials Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class T, Class C, Materials and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, passive foreign investment companies (PFIC), market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 87,689,835
Gross unrealized depreciation	(58,191,159)
Net unrealized appreciation (depreciation)	$ 29,498,676

Tax cost	$ 669,743,249

Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $411,218,374 and $390,821,599, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 71,713	$ 60
Class T	.25%	.25%	38,588	-
Class B	.75%	.25%	51,907	38,930
Class C	.75%	.25%	110,460	45,383
			$ 272,668	$ 84,313

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares (1.00% to .50% prior to July 12, 2010) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 42,456
Class T	5,338
Class B*	10,882
Class C*	5,683
$ 64,359

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 82,591.29
Class T	22,941.30
Class B	15,222.29
Class C	32,780.30
Materials	799,552.26
Institutional Class	25,779.24
	$ 978,865

* Annualized

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $4,562 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 6,741,091.46%		$ 956

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,490 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $20,957.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $47,415 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $108.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2010	Year ended February 28, 2010
From net investment income
Class A	$ -	$ 238,202
Class T	-	47,220
Class B	-	5,848
Class C	-	12,908
Materials	24,058	3,662,178
Institutional Class	2,927	58,361
Total	$ 26,985	$ 4,024,717

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders - continued

	Six months ended August 31, 2010	Year ended February 28, 2010
From net realized gain
Class A	$ 10,674	$ -
Materials	358,147	-
Institutional Class	10,976	-
Total	$ 379,797	$ -

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2010	Year ended February 28, 2010	Six months ended August 31, 2010	Year ended February 28, 2010
Class A
Shares sold	411,175	858,136	$ 22,447,312	$ 40,135,680
Reinvestment of distributions	169	4,377	9,923	220,619
Shares redeemed	(331,208)	(256,610)	(17,455,121)	(11,780,339)
Net increase (decrease)	80,136	605,903	$ 5,002,114	$ 28,575,960
Class T
Shares sold	58,429	167,992	$ 3,167,897	$ 7,326,294
Reinvestment of distributions	-	941	-	45,756
Shares redeemed	(53,138)	(67,330)	(2,828,360)	(3,005,643)
Net increase (decrease)	5,291	101,603	$ 339,537	$ 4,366,407
Class B
Shares sold	54,185	131,820	$ 2,946,230	$ 5,954,562
Reinvestment of distributions	-	103	-	4,824
Shares redeemed	(44,694)	(43,087)	(2,338,501)	(1,785,370)
Net increase (decrease)	9,491	88,836	$ 607,729	$ 4,174,016
Class C
Shares sold	111,815	299,617	$ 6,044,243	$ 13,304,163
Reinvestment of distributions	-	234	-	10,972
Shares redeemed	(95,569)	(106,334)	(4,973,771)	(4,538,206)
Net increase (decrease)	16,246	193,517	$ 1,070,472	$ 8,776,929
Materials
Shares sold	3,697,621	11,253,841	$ 204,610,034	$ 539,188,177
Issued in exchange for shares of Paper and Forest Products Portfolio	-	337,332	-	13,304,373
Reinvestment of distributions	6,152	68,039	360,709	3,440,550
Shares redeemed	(4,114,442)	(4,780,310)	(219,006,402)	(223,285,260)
Net increase (decrease)	(410,669)	6,878,902	$ (14,035,659)	$ 332,647,840
Institutional Class
Shares sold	335,445	269,782	$ 18,531,345	$ 13,383,120
Reinvestment of distributions	202	839	11,869	43,347
Shares redeemed	(209,053)	(36,606)	(10,646,611)	(1,769,936)
Net increase (decrease)	126,594	234,015	$ 7,896,603	$ 11,656,531

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

12. Merger Information.

On June 19, 2009, the Fund acquired all of the assets and assumed all of the liabilities of the Select Paper and Forest Products Portfolio ("Target Fund") pursuant to an agreement and plan of reorganization approved by the Board of Trustees ("The Board") on November 18, 2008. The reorganization provides shareholders access to a larger portfolio with better historical performance and lower expenses. The acquisition was accomplished by an exchange of 337,332 shares of Materials (the original retail class shares of the Fund), for 697,705 shares then outstanding (valued at $19.07) of the Target Fund. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. The Target Fund net assets, including securities of $13,445,190, unrealized depreciation of $3,465,168, cash of $45,230 and net other liabilities of $186,047 were combined with the Fund's net assets of $314,623,676 for total net assets after the acquisition of $327,928,049.

Pro forma results of operations of the combined entity for the entire year ended February 28, 2010, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$ 3,777,997
Total net realized gain (loss)	51,950,136
Total change in net unrealized appreciation (depreciation)	125,269,592
Net increase (decrease) in net assets resulting from operations	$ 180,997,725

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the Fund's accompanying Statement of Operations since June 19, 2009.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Chemicals Portfolio
Gold Portfolio
Materials Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of fund shareholders and that the compensation to be received by Fidelity under the management contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of each fund.

Resources Dedicated to Investment Management and Support Services. The Board and the equity research subcommittee of the Board's Fund Oversight Committee reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. The Board noted FMR's continued focus on strengthening the organization and discipline of equity portfolio management and research.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance (Chemicals Portfolio). The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured over multiple periods against a third-party-sponsored index that reflects the market sector in which the fund invests. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare the fund's performance. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, the fund's cumulative total returns and the cumulative total returns of a third-party-sponsored index ("benchmark").

Chemicals Portfolio

The Board noted that the investment performance of the fund compared favorably to its benchmark for all the periods shown. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Investment Performance (Gold Portfolio and Materials Portfolio). The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance for each class, as well as each fund's relative investment performance for each class measured over multiple periods against a third-party-sponsored index that reflects the market sector in which the fund invests. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare either fund's performance. For each fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, as available, the cumulative total returns of the retail class and Class C of the fund, and the cumulative total returns of a third-party-sponsored index ("benchmark").

Semiannual Report

Gold Portfolio

The Board noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the one- and three-year periods, although the fund's five-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Materials Portfolio

The Board noted that the investment performance of the retail class of the fund compared favorably to its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 8% means that 92% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Chemicals Portfolio

Gold Portfolio

Semiannual Report

Materials Portfolio

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of Chemicals Portfolio's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

In its review of the total expenses of each class of Gold Portfolio and Materials Portfolio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that Chemicals Portfolio's total expenses ranked below its competitive median for 2009.

The Board noted that the total expenses of each class of Gold Portfolio ranked below its competitive median for 2009.

The Board noted that the total expenses of each of Class A, Class B, Class C, Institutional Class, and the retail class of Materials Portfolio ranked below its competitive median for 2009 and the total expenses of Class T ranked above its competitive median for 2009. The Board considered that the total expenses for Class T were above the median primarily because its 12b-1 fee is higher than the typical front-end load class. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the total expenses of Chemicals Portfolio and the total expenses of each class of Gold Portfolio and Materials Portfolio were reasonable, although in one case above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year and length of portfolio manager tenure for different categories of funds over time; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, the rationale for the compensation structure, and how the compensation structure provides appropriate performance incentives; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) management and other fees paid by FMR to affiliated sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds; (vii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; (viii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (ix) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

SELMT-USAN-1010
1.846034.103

Fidelity®
Select Portfolios®
Telecommunications Services Sector

Telecommunications Portfolio

Wireless Portfolio

Semiannual Report

August 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Telecommunications Portfolio	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Wireless Portfolio	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

A yearlong uptrend in global equity markets reversed course in late April 2010 when investor sentiment turned bearish due in great measure to concern that Europe's debt crisis would expand and slow or derail economic recovery. However, a bounceback in July helped to recover some of the ground that was lost. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Telecommunications Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2010 to August 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value March 1, 2010	Ending Account Value August 31, 2010	Expenses Paid During Period* March 1, 2010 to August 31, 2010
Class A	1.19%
Actual		$ 1,000.00	$ 1,064.00	$ 6.19
Hypothetical A		$ 1,000.00	$ 1,019.21	$ 6.06
Class T	1.48%
Actual		$ 1,000.00	$ 1,062.70	$ 7.69
Hypothetical A		$ 1,000.00	$ 1,017.74	$ 7.53
Class B	1.95%
Actual		$ 1,000.00	$ 1,060.10	$ 10.13
Hypothetical A		$ 1,000.00	$ 1,015.38	$ 9.91
Class C	1.94%
Actual		$ 1,000.00	$ 1,060.20	$ 10.07
Hypothetical A		$ 1,000.00	$ 1,015.43	$ 9.86
Telecommunications	.94%
Actual		$ 1,000.00	$ 1,065.40	$ 4.89
Hypothetical A		$ 1,000.00	$ 1,020.47	$ 4.79
Institutional Class	.88%
Actual		$ 1,000.00	$ 1,065.80	$ 4.58
Hypothetical A		$ 1,000.00	$ 1,020.77	$ 4.48

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Telecommunications Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Verizon Communications, Inc.	15.0	12.9
AT&T, Inc.	8.6	13.0
American Tower Corp. Class A	7.5	6.3
Crown Castle International Corp.	6.3	5.9
Qwest Communications International, Inc.	5.8	5.2
Sprint Nextel Corp.	5.4	6.3
CenturyTel, Inc.	4.8	2.5
SBA Communications Corp. Class A	3.9	3.9
NII Holdings, Inc.	3.3	3.7
Windstream Corp.	3.2	0.3
	63.8
Top Industries (% of fund's net assets)
As of August 31, 2010
Diversified Telecommunication Services	46.2%
Wireless Telecommunication Services	39.6%
Media	9.5%
Internet Software & Services	1.5%
Software	0.9%
All Others*	2.3%

As of February 28, 2010
Diversified Telecommunication Services	48.5%
Wireless Telecommunication Services	36.5%
Media	9.4%
Software	1.0%
Communications Equipment	0.3%
All Others*	4.3%

* Includes short-term investments and net other assets.

Semiannual Report

Telecommunications Portfolio

Investments August 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 0.6%
Communications Equipment - 0.6%
Aruba Networks, Inc. (a)	392	$ 7,201
Cisco Systems, Inc. (a)	43,500	872,175
F5 Networks, Inc. (a)	40	3,497
Juniper Networks, Inc. (a)	44,947	1,222,558
Nortel Networks Corp. (a)	8,071	0
Polycom, Inc. (a)	40	1,139
Sandvine Corp. (a)	3,200	4,502
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	600	5,778
		2,116,850
COMPUTERS & PERIPHERALS - 0.0%
Computer Storage & Peripherals - 0.0%
Isilon Systems, Inc. (a)	500	9,975
NetApp, Inc. (a)	20	809
Synaptics, Inc. (a)	450	11,889
		22,673
DIVERSIFIED TELECOMMUNICATION SERVICES - 46.2%
Alternative Carriers - 5.6%
Cable & Wireless Worldwide PLC	5	5
Cogent Communications Group, Inc. (a)	64,802	565,073
Global Crossing Ltd. (a)	302,086	3,715,658
Iliad Group SA	55,144	5,186,006
Level 3 Communications, Inc. (a)	7,976	8,215
PAETEC Holding Corp. (a)	73,600	301,760
tw telecom, inc. (a)	532,857	9,343,648
		19,120,365
Integrated Telecommunication Services - 40.6%
AT&T, Inc.	1,096,319	29,633,503
BT Group PLC	5,351	10,914
Cable & Wireless PLC	5	4
Cbeyond, Inc. (a)	177,698	2,123,491
CenturyTel, Inc.	453,190	16,387,350
China Unicom (Hong Kong) Ltd. sponsored ADR	342,100	4,741,506
Cincinnati Bell, Inc. (a)	225,000	528,750
Deutsche Telekom AG	763	10,048
FairPoint Communications, Inc. (a)	34,149	888
Frontier Communications Corp.	12,732	98,418
Hellenic Telecommunications Organization SA	163	1,112
Qwest Communications International, Inc.	3,513,189	19,849,518
Telecom Italia SpA sponsored ADR	226	3,067
Telenor ASA sponsored ADR	77,000	3,371,830
Verizon Communications, Inc.	1,743,169	51,440,919
Windstream Corp.	963,015	11,108,378
		139,309,696
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		158,430,061

	Shares	Value
ELECTRONIC EQUIPMENT & COMPONENTS - 0.0%
Electronic Manufacturing Services - 0.0%
Trimble Navigation Ltd. (a)	40	$ 1,125
INTERNET SOFTWARE & SERVICES - 1.5%
Internet Software & Services - 1.5%
Google, Inc. Class A (a)	7,500	3,375,150
Rackspace Hosting, Inc. (a)	90,700	1,785,883
SAVVIS, Inc. (a)	99	1,733
		5,162,766
MEDIA - 9.5%
Broadcasting - 0.0%
Ten Network Holdings Ltd. (a)	5	6
Cable & Satellite - 9.5%
Comcast Corp. Class A	408,100	6,986,672
DIRECTV (a)	138,709	5,259,845
Dish TV India Ltd. (a)	5,888	6,341
Kabel Deutschland Holding AG	112,800	3,574,209
Liberty Global, Inc. Class A (a)(d)	164,900	4,538,048
Net Servicos de Comunicacao SA sponsored ADR (a)(d)	268,500	3,418,005
Time Warner Cable, Inc.	51,172	2,640,987
Virgin Media, Inc.	290,600	6,047,386
		32,471,493
Movies & Entertainment - 0.0%
Madison Square Garden, Inc. Class A (a)	525	10,282
TOTAL MEDIA		32,481,781
SOFTWARE - 0.9%
Application Software - 0.9%
Gameloft (a)	671,586	3,038,790
Nuance Communications, Inc. (a)	800	11,744
Synchronoss Technologies, Inc. (a)	3	46
		3,050,580
Home Entertainment Software - 0.0%
Glu Mobile, Inc. (a)	3	3
TOTAL SOFTWARE		3,050,583
WIRELESS TELECOMMUNICATION SERVICES - 39.6%
Wireless Telecommunication Services - 39.6%
America Movil SAB de CV Series L sponsored ADR	300	13,989
American Tower Corp. Class A (a)	548,600	25,707,396
Axiata Group Bhd (a)	2,433,700	3,427,350
Clearwire Corp. Class A (a)(d)	1,476,236	9,462,673
Crown Castle International Corp. (a)	525,683	21,616,085
ICO Global Communications Holdings Ltd. Class A (a)	2,399,277	3,215,031
Idea Cellular Ltd. (a)	3,710	5,644
Leap Wireless International, Inc. (a)(d)	596,158	6,182,158
MetroPCS Communications, Inc. (a)	1,025,106	9,164,448
Common Stocks - continued
	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES - CONTINUED
Wireless Telecommunication Services - continued
MTN Group Ltd.	220,325	$ 3,598,618
NII Holdings, Inc. (a)	311,400	11,288,250
NTELOS Holdings Corp.	632	10,226
PT Indosat Tbk	1,600	779
SBA Communications Corp. Class A (a)	369,382	13,223,876
Sprint Nextel Corp. (a)	4,515,750	18,424,260
Syniverse Holdings, Inc. (a)	66,468	1,367,247
Telephone & Data Systems, Inc.	15,152	437,741
TIM Participacoes SA sponsored ADR (non-vtg.)	55,900	1,598,181
VimpelCom Ltd. ADR (a)	167,900	2,510,105
Vivo Participacoes SA sponsored ADR (d)	116,525	2,796,600
Vodafone Group PLC sponsored ADR	66,400	1,605,552
		135,656,209
TOTAL COMMON STOCKS (Cost $359,108,382)		336,922,048
Money Market Funds - 7.1%
	Shares	Value
Fidelity Cash Central Fund, 0.24% (b)	5,633,147	$ 5,633,147
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c)	18,730,400	18,730,400
TOTAL MONEY MARKET FUNDS (Cost $24,363,547)		24,363,547
TOTAL INVESTMENT PORTFOLIO - 105.4% (Cost $383,471,929)		361,285,595
NET OTHER ASSETS (LIABILITIES) - (5.4)%		(18,586,111)
NET ASSETS - 100%		$ 342,699,484
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,346
Fidelity Securities Lending Cash Central Fund	149,351
Total	$ 157,697
Other Information

The following is a summary of the inputs used, as of August 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 336,922,048	$ 333,472,624	$ 3,449,424	$ -
Money Market Funds	24,363,547	24,363,547	-	-
Total Investments in Securities:	$ 361,285,595	$ 357,836,171	$ 3,449,424	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	87.5%
France	2.4%
Brazil	2.3%
Bermuda	1.8%
Hong Kong	1.4%
Germany	1.1%
South Africa	1.0%
Malaysia	1.0%
Norway	1.0%
Others (Individually Less Than 1%)	0.5%
100.0%
Income Tax Information

At February 28, 2010, the Fund had a capital loss carryforward of approximately $238,175,641 of which $161,866,685, $11,764,473, $52,002,796 and $12,541,687 will expire on February 28, 2011, 2012, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Telecommunications Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $18,057,364) - See accompanying schedule: Unaffiliated issuers (cost $359,108,382)	$ 336,922,048
Fidelity Central Funds (cost $24,363,547)	24,363,547
Total Investments (cost $383,471,929)		$ 361,285,595
Receivable for fund shares sold		673,479
Dividends receivable		63,906
Distributions receivable from Fidelity Central Funds		8,563
Other receivables		86,565
Total assets		362,118,108

Liabilities
Payable for fund shares redeemed	$ 418,139
Accrued management fee	156,801
Distribution and service plan fees payable	4,131
Other affiliated payables	86,513
Other payables and accrued expenses	22,640
Collateral on securities loaned, at value	18,730,400
Total liabilities		19,418,624

Net Assets		$ 342,699,484
Net Assets consist of:
Paid in capital		$ 607,122,945
Undistributed net investment income		3,039,909
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(245,263,656)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(22,199,714)
Net Assets		$ 342,699,484

Statement of Assets and Liabilities - continued

August 31, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($3,284,874 ÷ 82,474 shares)	$ 39.83

Maximum offering price per share (100/94.25 of $39.83)	$ 42.26

Class T: Net Asset Value and redemption price per share ($2,196,964 ÷ 55,328 shares)	$ 39.71

Maximum offering price per share (100/96.50 of $39.71)	$ 41.15

Class B: Net Asset Value and offering price per share ($638,181 ÷ 16,074 shares)A	$ 39.70

Class C: Net Asset Value and offering price per share ($2,286,110 ÷ 57,569 shares)A	$ 39.71

Telecommunications: Net Asset Value, offering price and redemption price per share ($333,047,288 ÷ 8,333,899 shares)	$ 39.96

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,246,067 ÷ 31,204 shares)	$ 39.93

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Telecommunications Portfolio
Financial Statements - continued

Statement of Operations

Six months ended August 31, 2010 (Unaudited)

Investment Income
Dividends		$ 4,371,975
Interest		116
Income from Fidelity Central Funds (including $149,351 from security lending)		157,697
Total income		4,529,788

Expenses
Management fee	$ 890,423
Transfer agent fees	453,182
Distribution and service plan fees	24,188
Accounting and security lending fees	64,234
Custodian fees and expenses	12,839
Independent trustees' compensation	904
Registration fees	47,360
Audit	21,148
Legal	2,531
Miscellaneous	2,346
Total expenses before reductions	1,519,155
Expense reductions	(45,601)	1,473,554
Net investment income (loss)		3,056,234
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	804,762
Foreign currency transactions	7,547
Total net realized gain (loss)		812,309
Change in net unrealized appreciation (depreciation) on: Investment securities	15,540,026
Assets and liabilities in foreign currencies	(1,557)
Total change in net unrealized appreciation (depreciation)		15,538,469
Net gain (loss)		16,350,778
Net increase (decrease) in net assets resulting from operations		$ 19,407,012

Statement of Changes in Net Assets

	Six months ended August 31, 2010 (Unaudited)	Year ended February 28, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,056,234	$ 5,996,295
Net realized gain (loss)	812,309	5,413,597
Change in net unrealized appreciation (depreciation)	15,538,469	79,572,437
Net increase (decrease) in net assets resulting from operations	19,407,012	90,982,329
Distributions to shareholders from net investment income	(1,951,989)	(2,355,415)
Distributions to shareholders from net realized gain	-	(402,567)
Total distributions	(1,951,989)	(2,757,982)
Share transactions - net increase (decrease)	36,245,965	989,027
Redemption fees	7,116	12,272
Total increase (decrease) in net assets	53,708,104	89,225,646

Net Assets
Beginning of period	288,991,380	199,765,734
End of period (including undistributed net investment income of $3,039,909 and undistributed net investment income of $1,935,664, respectively)	$ 342,699,484	$ 288,991,380

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008 J	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 37.64	$ 26.66	$ 42.56	$ 50.89	$ 47.74
Income from Investment Operations
Net investment income (loss) E	.33	.67	.22	.26	- K
Net realized and unrealized gain (loss)	2.08	10.55	(15.60)	(8.08)	3.15
Total from investment operations	2.41	11.22	(15.38)	(7.82)	3.15
Distributions from net investment income	(.22)	(.19)	(.35) N	(.51)	-
Distributions from net realized gain	-	(.05)	(.18) N	-	-
Total distributions	(.22)	(.24) M	(.52) L	(.51)	-
Redemption fees added to paid in capital E,K	-	-	-	-	-
Net asset value, end of period	$ 39.83	$ 37.64	$ 26.66	$ 42.56	$ 50.89
Total Return B, C, D	6.40%	42.07%	(36.16)%	(15.55)%	6.60%
Ratios to Average Net Assets F, I
Expenses before reductions	1.19% A	1.26%	1.21%	1.20%	1.23% A
Expenses net of fee waivers, if any	1.19% A	1.26%	1.21%	1.20%	1.23% A
Expenses net of all reductions	1.17% A	1.24%	1.21%	1.19%	1.22% A
Net investment income (loss)	1.68% A	1.89%	.61%	.49%	(.03)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,285	$ 3,343	$ 2,112	$ 2,791	$ 658
Portfolio turnover rate G	55% A	90%	168%	134%	162%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JFor the year ended February 29. KAmount represents less than $.01 per share. LTotal distributions of $.52 per share is comprised of distributions from net investment income of $.347 and distributions from net realized gain of $.175 per share. MTotal distributions of $.24 per share is comprised of distributions from net investment income of $.187 and distributions from net realized gain of $.048 per share. NThe amount shown reflects certain reclassifications related to book to tax differences.

Financial Highlights - Class T

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008 J	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 37.55	$ 26.68	$ 42.49	$ 50.86	$ 47.74
Income from Investment Operations
Net investment income (loss) E	.27	.57	.12	.12	(.02)
Net realized and unrealized gain (loss)	2.09	10.54	(15.56)	(8.07)	3.14
Total from investment operations	2.36	11.11	(15.44)	(7.95)	3.12
Distributions from net investment income	(.20)	(.22)	(.24) N	(.42)	-
Distributions from net realized gain	-	(.03)	(.13) N	-	-
Total distributions	(.20)	(.24) M	(.37) L	(.42)	-
Redemption fees added to paid in capital E, K	-	-	-	-	-
Net asset value, end of period	$ 39.71	$ 37.55	$ 26.68	$ 42.49	$ 50.86
Total Return B, C, D	6.27%	41.64%	(36.34)%	(15.78)%	6.54%
Ratios to Average Net Assets F, I
Expenses before reductions	1.48% A	1.55%	1.49%	1.46%	1.54% A
Expenses net of fee waivers, if any	1.48% A	1.55%	1.49%	1.46%	1.54% A
Expenses net of all reductions	1.45% A	1.53%	1.48%	1.45%	1.53% A
Net investment income (loss)	1.40% A	1.60%	.33%	.23%	(.24)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,197	$ 2,051	$ 620	$ 1,270	$ 560
Portfolio turnover rate G	55% A	90%	168%	134%	162% A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period December 12, 2006 (commencement of sale of shares) to February 28,2007. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JFor the year ended February 29. KAmount represents less than $.01 per share. LTotal distributions of $.37 per share is comprised of distributions from net investment income of $.244 and distributions from net realized gain of $.127 per share. MTotal distributions of $.24 per share is comprised of distributions from net investment income of $.216 and distributions from net realized gain of $.028 per share. NThe amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008 J	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 37.60	$ 26.71	$ 42.42	$ 50.80	$ 47.74
Income from Investment Operations
Net investment income (loss) E	.18	.40	(.05)	(.14)	(.05)
Net realized and unrealized gain (loss)	2.08	10.54	(15.49)	(8.04)	3.11
Total from investment operations	2.26	10.94	(15.54)	(8.18)	3.06
Distributions from net investment income	(.16)	(.04)	(.11) N	(.20)	-
Distributions from net realized gain	-	(.01)	(.06) N	-	-
Total distributions	(.16)	(.05) M	(.17) L	(.20)	-
Redemption fees added to paid in capital E, K	-	-	-	-	-
Net asset value, end of period	$ 39.70	$ 37.60	$ 26.71	$ 42.42	$ 50.80
Total Return B, C, D	6.01%	40.97%	(36.64)%	(16.18)%	6.41%
Ratios to Average Net Assets F, I
Expenses before reductions	1.95% A	2.01%	1.97%	1.95%	2.05% A
Expenses net of fee waivers, if any	1.95% A	2.01%	1.97%	1.95%	2.05% A
Expenses net of all reductions	1.92% A	2.00%	1.96%	1.94%	2.05% A
Net investment income (loss)	.93% A	1.13%	(.15)%	(.26)%	(.49)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 638	$ 641	$ 363	$ 741	$ 291
Portfolio turnover rate G	55% A	90%	168%	134%	162%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JFor the year ended February 29. KAmount represents less than $.01 per share. LTotal distributions of $.17 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.063 per share. MTotal distributions of $.05 per share is comprised of distributions from net investment income of $.044 and distributions from net realized gain of $.009 per share. NThe amount shown reflects certain reclassifications due to book to tax differences.

Financial Highlights - Class C

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008 J	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 37.61	$ 26.76	$ 42.42	$ 50.81	$ 47.74
Income from Investment Operations
Net investment income (loss) E	.18	.41	(.05)	(.14)	(.07)
Net realized and unrealized gain (loss)	2.09	10.56	(15.50)	(8.03)	3.14
Total from investment operations	2.27	10.97	(15.55)	(8.17)	3.07
Distributions from net investment income	(.17)	(.10)	(.07) N	(.22)	-
Distributions from net realized gain	-	(.02)	(.05) N	-	-
Total distributions	(.17)	(.12) M	(.11) L	(.22)	-
Redemption fees added to paid in capital E, K	-	-	-	-	-
Net asset value, end of period	$ 39.71	$ 37.61	$ 26.76	$ 42.42	$ 50.81
Total Return B, C, D	6.02%	41.00%	(36.64)%	(16.17)%	6.43%
Ratios to Average Net Assets F, I
Expenses before reductions	1.94% A	2.01%	1.97%	1.95%	2.07% A
Expenses net of fee waivers, if any	1.94% A	2.01%	1.97%	1.95%	2.07% A
Expenses net of all reductions	1.91% A	2.00%	1.96%	1.94%	2.06% A
Net investment income (loss)	.93% A	1.13%	(.14)%	(.26)%	(.65)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,286	$ 2,151	$ 371	$ 902	$ 332
Portfolio turnover rate G	55% A	90%	168%	134%	162%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JFor the year ended February 29. KAmount represents less than $.01 per share. LTotal distributions of $.11 per share is comprised of distributions from net investment income of $.068 and distributions from net realized gain of $.046 per share. MTotal distributions of $.12 per share is comprised of distributions from net investment income of $.098 and distributions from net realized gain of $.023 per share. NThe amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Telecommunications

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008 J	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 37.73	$ 26.74	$ 42.70	$ 50.91	$ 41.97	$ 34.83
Income from Investment Operations
Net investment income (loss) E	.38	.76	.30	.43	.61 H	.36
Net realized and unrealized gain (loss)	2.09	10.59	(15.65)	(8.12)	8.85	7.11
Total from investment operations	2.47	11.35	(15.35)	(7.69)	9.46	7.47
Distributions from net investment income	(.24)	(.31)	(.41) N	(.52)	(.53)	(.33)
Distributions from net realized gain	-	(.05)	(.20) N	-	-	-
Total distributions	(.24)	(.36) M	(.61) L	(.52)	(.53)	(.33)
Redemption fees added to paid in capital E	- K	- K	- K	- K	.01	- K
Net asset value, end of period	$ 39.96	$ 37.73	$ 26.74	$ 42.70	$ 50.91	$ 41.97
Total Return B, C, D	6.54%	42.43%	(36.00)%	(15.30)%	22.69%	21.54%
Ratios to Average Net Assets F, I
Expenses before reductions	.94% A	.99%	.97%	.91%	.99%	1.05%
Expenses net of fee waivers, if any	.94% A	.99%	.97%	.90%	.97%	1.05%
Expenses net of all reductions	.91% A	.98%	.96%	.90%	.97%	.96%
Net investment income (loss)	1.94% A	2.15%	.85%	.79%	1.34% H	.96%
Supplemental Data
Net assets, end of period (000 omitted)	$ 333,047	$ 279,704	$ 196,231	$ 334,565	$ 624,427	$ 402,334
Portfolio turnover rate G	55% A	90%	168%	134%	162%	148%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the former sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a special dividend which amounted to $.11 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.09%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JFor the year ended February 29. KAmount represents less than $.01 per share. LTotal distributions of $.61 per share is comprised of distributions from net investment income of $.408 and distributions from net realized gain of $.202 per share. MTotal distributions of $.36 per share is comprised of distributions from net investment income of $.310 and distributions from net realized gain of $.048 per share. NThe amount shown reflects certain reclassifications related to book to tax differences.

Financial Highlights - Institutional Class

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008 I	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 37.69	$ 26.73	$ 42.65	$ 50.91	$ 47.74
Income from Investment Operations
Net investment income (loss) D	.39	.84	.34	.45	.16
Net realized and unrealized gain (loss)	2.09	10.55	(15.67)	(8.09)	3.01
Total from investment operations	2.48	11.39	(15.33)	(7.64)	3.17
Distributions from net investment income	(.24)	(.38)	(.40) M	(.62)	-
Distributions from net realized gain	-	(.05)	(.20) M	-	-
Total distributions	(.24)	(.43) L	(.59) K	(.62)	-
Redemption fees added to paid in capital D, J	-	-	-	-	-
Net asset value, end of period	$ 39.93	$ 37.69	$ 26.73	$ 42.65	$ 50.91
Total Return B, C	6.58%	42.59%	(35.99)%	(15.23)%	6.64%
Ratios to Average Net Assets E, H
Expenses before reductions	.88% A	.86%	.91%	.83%	.98% A
Expenses net of fee waivers, if any	.88% A	.86%	.91%	.83%	.98% A
Expenses net of all reductions	.85% A	.84%	.90%	.83%	.97% A
Net investment income (loss)	2.00% A	2.29%	.91%	.86%	1.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,246	$ 1,101	$ 68	$ 256	$ 114
Portfolio turnover rate F	55% A	90%	168%	134%	162%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IFor the year ended February 29. JAmount represents less than $.01 per share. KTotal distributions of $.59 per share is comprised of distributions from net investment income of $.395 and distributions from net realized gain of $.197 per share. LTotal distributions of $.43 per share is comprised of distributions from net investment income of $.379 and distributions from net realized gain of $.051 per share. MThe amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2010 (Unaudited)

1. Organization.

Telecommunications Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class T, Class C, Telecommunications, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties, and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, deferred trustees compensation, capital loss carryforwards, expiring capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 28,839,394
Gross unrealized depreciation	(57,306,788)
Net unrealized appreciation (depreciation)	$ (28,467,394)

Tax cost	$ 389,752,989

Semiannual Report

3. Significant Accounting Policies - continued

Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $128,205,768 and $84,102,798, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	25%	$ 4,136	$ 136
Class T	25%	25%	5,586	-
Class B	75%	25%	3,342	2,507
Class C	75%	25%	11,124	4,847
			$ 24,188	$ 7,490

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,791
Class T	526
Class B*	564
Class C*	185
$ 3,066

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 4,799.29
Class T	3,622.32
Class B	975.29
Class C	3,191.29
Telecommunications	439,331.28
Institutional Class	1,264.22
	$ 453,182

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,777 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $612 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $45,594 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $7.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2010	Year ended February 28, 2010
From net investment income
Class A	$ 19,472	$ 15,094
Class T	11,221	11,817
Class B	2,768	821
Class C	9,324	5,697
Telecommunications	1,902,415	2,311,098
Institutional Class	6,789	10,888
Total	$ 1,951,989	$ 2,355,415
From net realized gain
Class A	$ -	$ 4,245
Class T	-	827
Class B	-	139
Class C	-	504
Telecommunications	-	396,621
Institutional Class	-	231
Total	$ -	$ 402,567

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2010	Year ended February 28, 2010	Six months ended August 31, 2010	Year ended February 28, 2010
Class A
Shares sold	14,950	88,778	$ 593,236	$ 3,085,616
Reinvestment of distributions	440	476	17,759	17,722
Shares redeemed	(21,732)	(79,650)	(857,535)	(2,900,645)
Net increase (decrease)	(6,342)	9,604	$ (246,540)	$ 202,693
Class T
Shares sold	7,982	45,905	$ 313,997	$ 1,589,430
Reinvestment of distributions	275	314	11,080	12,167
Shares redeemed	(7,556)	(14,845)	(295,326)	(532,433)
Net increase (decrease)	701	31,374	$ 29,751	$ 1,069,164
Class B
Shares sold	2,643	15,431	$ 104,289	$ 522,557
Reinvestment of distributions	59	22	2,404	836
Shares redeemed	(3,678)	(11,987)	(146,061)	(408,765)
Net increase (decrease)	(976)	3,466	$ (39,368)	$ 114,628
Class C
Shares sold	9,531	62,598	$ 376,549	$ 2,159,620
Reinvestment of distributions	172	129	6,960	5,000
Shares redeemed	(9,319)	(19,418)	(365,622)	(702,765)
Net increase (decrease)	384	43,309	$ 17,887	$ 1,461,855
Telecommunications
Shares sold	1,907,009	3,331,732	$ 75,427,820	$ 111,276,252
Reinvestment of distributions	45,302	68,653	1,834,713	2,606,513
Shares redeemed	(1,032,208)	(3,325,834)	(40,854,423)	(116,676,048)
Net increase (decrease)	920,103	74,551	$ 36,408,110	$ (2,793,283)
Institutional Class
Shares sold	20,864	35,372	$ 820,823	$ 1,243,451
Reinvestment of distributions	23	37	940	1,435
Shares redeemed	(18,908)	(8,744)	(745,638)	(310,916)
Net increase (decrease)	1,979	26,665	$ 76,125	$ 933,970

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Wireless Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2010 to August 31, 2010).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value March 1, 2010	Ending Account Value August 31, 2010	Expenses Paid During Period* March 1, 2010 to August 31, 2010
Actual	.94%	$ 1,000.00	$ 1,040.20	$ 4.83
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,020.47	$ 4.79

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Wireless Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Vodafone Group PLC sponsored ADR	15.8	12.0
Sprint Nextel Corp.	8.9	6.8
QUALCOMM, Inc.	8.1	5.7
China Unicom (Hong Kong) Ltd. sponsored ADR	6.7	4.4
NII Holdings, Inc.	5.3	6.3
China Mobile (Hong Kong) Ltd. sponsored ADR	4.8	4.7
Telefonica SA sponsored ADR	4.8	4.1
American Tower Corp. Class A	4.7	4.4
Crown Castle International Corp.	4.6	2.5
Verizon Communications, Inc.	3.8	4.2
	67.5
Top Industries (% of fund's net assets)
As of August 31, 2010
Wireless Telecommunication Services	58.7%
Communications Equipment	18.0%
Diversified Telecommunication Services	15.3%
Computers & Peripherals	2.5%
Software	2.4%
All Others*	3.1%

As of February 28, 2010
Wireless Telecommunication Services	52.3%
Communications Equipment	20.6%
Diversified Telecommunication Services	12.9%
Semiconductors & Semiconductor Equipment	7.7%
Software	2.3%
All Others*	4.2%

* Includes short-term investments and net other assets.

Semiannual Report

Wireless Portfolio

Investments August 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 18.0%
Communications Equipment - 18.0%
Aruba Networks, Inc. (a)(d)	75,484	$ 1,386,641
Harris Corp.	29,300	1,232,651
Motorola, Inc. (a)	1,046,780	7,882,253
QUALCOMM, Inc.	578,150	22,148,927
Research In Motion Ltd. (a)	225,000	9,643,501
Sierra Wireless, Inc. (a)	51,200	424,006
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	394,200	3,796,146
ViaSat, Inc. (a)	65,000	2,271,750
ZTE Corp. (H Shares)	77,600	288,298
		49,074,173
COMPUTERS & PERIPHERALS - 2.5%
Computer Hardware - 2.5%
Apple, Inc. (a)	28,100	6,838,697
DIVERSIFIED TELECOMMUNICATION SERVICES - 15.3%
Integrated Telecommunication Services - 15.3%
China Unicom (Hong Kong) Ltd. sponsored ADR (d)	1,318,600	18,275,796
Deutsche Telekom AG	100	1,317
Telefonica SA sponsored ADR (d)	197,400	13,129,074
Verizon Communications, Inc.	350,900	10,355,059
		41,761,246
ELECTRONIC EQUIPMENT & COMPONENTS - 0.0%
Electronic Components - 0.0%
E Ink Holdings, Inc. GDR (a)(e)	2,700	39,993
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.3%
Semiconductors - 2.3%
Atheros Communications, Inc. (a)	97,700	2,409,282
Marvell Technology Group Ltd. (a)	165,700	2,641,258
NVIDIA Corp. (a)	139,600	1,302,468
		6,353,008
SOFTWARE - 2.4%
Application Software - 2.4%
Gameloft (a)	1,369,862	6,198,347
Synchronoss Technologies, Inc. (a)	17,400	269,004
		6,467,351
Home Entertainment Software - 0.0%
Glu Mobile, Inc. (a)(d)	28,623	32,344
TOTAL SOFTWARE		6,499,695
WIRELESS TELECOMMUNICATION SERVICES - 58.7%
Wireless Telecommunication Services - 58.7%
America Movil SAB de CV Series L sponsored ADR	400	18,652
American Tower Corp. Class A (a)	272,192	12,754,917

	Shares	Value
China Mobile (Hong Kong) Ltd. sponsored ADR	258,200	$ 13,250,824
Clearwire Corp. Class A (a)(d)	829,400	5,316,454
Crown Castle International Corp. (a)	307,400	12,640,288
KDDI Corp.	6	28,922
Leap Wireless International, Inc. (a)(d)	110,850	1,149,515
MetroPCS Communications, Inc. (a)	634,700	5,674,218
Millicom International Cellular SA	92,300	8,498,984
NII Holdings, Inc. (a)	400,000	14,500,000
NTT DoCoMo, Inc.	1,813	3,071,807
NTT DoCoMo, Inc. sponsored ADR	19,100	322,217
PT Indosat Tbk	2,700	1,315
Rogers Communications, Inc. Class B (non-vtg.)	20,400	708,093
SBA Communications Corp. Class A (a)	230,000	8,234,000
Sprint Nextel Corp. (a)	5,976,631	24,384,654
Syniverse Holdings, Inc. (a)	221,700	4,560,369
Telephone & Data Systems, Inc.	27,278	788,061
U.S. Cellular Corp. (a)	38,200	1,601,344
Vodafone Group PLC sponsored ADR	1,781,000	43,064,580
		160,569,214
TOTAL COMMON STOCKS (Cost $289,824,880)		271,136,026
Money Market Funds - 12.7%

Fidelity Cash Central Fund, 0.24% (b)	1,319,835	1,319,835
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c)	33,386,225	33,386,225
TOTAL MONEY MARKET FUNDS (Cost $34,706,060)		34,706,060
TOTAL INVESTMENT PORTFOLIO - 111.9% (Cost $324,530,940)		305,842,086
NET OTHER ASSETS (LIABILITIES) - (11.9)%		(32,548,880)
NET ASSETS - 100%		$ 273,293,206
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $39,993 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,616
Fidelity Securities Lending Cash Central Fund	174,592
Total	$ 176,208
Other Information

The following is a summary of the inputs used, as of August 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 271,136,026	$ 268,062,902	$ 3,073,124	$ -
Money Market Funds	34,706,060	34,706,060	-	-
Total Investments in Securities:	$ 305,842,086	$ 302,768,962	$ 3,073,124	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	54.9%
United Kingdom	15.8%
Hong Kong	11.5%
Spain	4.8%
Canada	4.0%
Luxembourg	3.1%
France	2.3%
Sweden	1.4%
Japan	1.2%
Others (Individually Less Than 1%)	1.0%
100.0%
Income Tax Information

At February 28, 2010, the Fund had a capital loss carryforward of approximately $26,624,026 all of which will expire on February 28, 2017. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Wireless Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $32,812,625) - See accompanying schedule: Unaffiliated issuers (cost $289,824,880)	$ 271,136,026
Fidelity Central Funds (cost $34,706,060)	34,706,060
Total Investments (cost $324,530,940)		$ 305,842,086
Foreign currency held at value (cost $121,795)		121,795
Receivable for investments sold		7,736,702
Receivable for fund shares sold		88,881
Dividends receivable		189,823
Distributions receivable from Fidelity Central Funds		6,826
Other receivables		28,316
Total assets		314,014,429

Liabilities
Payable for investments purchased	$ 6,125,067
Payable for fund shares redeemed	981,399
Accrued management fee	129,307
Other affiliated payables	77,448
Other payables and accrued expenses	21,777
Collateral on securities loaned, at value	33,386,225
Total liabilities		40,721,223

Net Assets		$ 273,293,206
Net Assets consist of:
Paid in capital		$ 316,516,016
Undistributed net investment income		2,456,734
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(26,989,838)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(18,689,706)
Net Assets, for 40,627,171 shares outstanding		$ 273,293,206
Net Asset Value, offering price and redemption price per share ($273,293,206 ÷ 40,627,171 shares)		$ 6.73

Statement of Operations

Six months ended August 31, 2010 (Unaudited)

Investment Income
Dividends		$ 3,619,843
Interest		116
Income from Fidelity Central Funds (Including $174,592 from security lending)		176,208
Total income		3,796,167

Expenses
Management fee	$ 804,387
Transfer agent fees	423,346
Accounting and security lending fees	59,647
Custodian fees and expenses	20,475
Independent trustees' compensation	818
Registration fees	25,519
Audit	18,949
Legal	553
Interest	70
Miscellaneous	2,728
Total expenses before reductions	1,356,492
Expense reductions	(17,059)	1,339,433
Net investment income (loss)		2,456,734
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	7,947,698
Foreign currency transactions	(1,681)
Total net realized gain (loss)		7,946,017
Change in net unrealized appreciation (depreciation) on: Investment securities	1,858,761
Assets and liabilities in foreign currencies	1,559
Total change in net unrealized appreciation (depreciation)		1,860,320
Net gain (loss)		9,806,337
Net increase (decrease) in net assets resulting from operations		$ 12,263,071

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2010 (Unaudited)	Year ended February 28, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,456,734	$ 3,040,934
Net realized gain (loss)	7,946,017	51,080,210
Change in net unrealized appreciation (depreciation)	1,860,320	56,889,554
Net increase (decrease) in net assets resulting from operations	12,263,071	111,010,698
Distributions to shareholders from net investment income	-	(3,156,705)
Share transactions Proceeds from sales of shares	27,408,291	237,928,725
Reinvestment of distributions	-	3,059,703
Cost of shares redeemed	(71,277,598)	(225,090,166)
Net increase (decrease) in net assets resulting from share transactions	(43,869,307)	15,898,262
Redemption fees	3,831	29,313
Total increase (decrease) in net assets	(31,602,405)	123,781,568

Net Assets
Beginning of period	304,895,611	181,114,043
End of period (including undistributed net investment income of $2,456,734 and undistributed net investment income of $0, respectively)	$ 273,293,206	$ 304,895,611
Other Information Shares
Sold	4,026,642	41,992,382
Issued in reinvestment of distributions	-	468,561
Redeemed	(10,554,049)	(36,067,880)
Net increase (decrease)	(6,527,407)	6,393,063

Financial Highlights

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008 K	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 6.47	$ 4.44	$ 7.23	$ 7.13	$ 7.20	$ 5.69
Income from Investment Operations
Net investment income (loss) E	.06	.06	.05	.03 H	.05 I	- L
Net realized and unrealized gain (loss)	.20	2.03	(2.78)	.36	.32	1.51
Total from investment operations	.26	2.09	(2.73)	.39	.37	1.51
Distributions from net investment income	-	(.06)	(.06)	(.03)	-	-
Distributions from net realized gain	-	-	-	(.26)	(.44)	-
Total distributions	-	(.06)	(.06)	(.29)	(.44)	-
Redemption fees added to paid in capital E, L	-	-	-	-	-	-
Net asset value, end of period	$ 6.73	$ 6.47	$ 4.44	$ 7.23	$ 7.13	$ 7.20
Total Return B, C, D	4.02%	47.06%	(37.68)%	4.71%	5.16%	26.54%
Ratios to Average Net Assets F, J
Expenses before reductions	.94% A	.96%	.95%	.91%	.97%	1.00%
Expenses net of fee waivers, if any	.94% A	.96%	.95%	.91%	.97%	1.00%
Expenses net of all reductions	.93% A	.94%	.94%	.91%	.96%	.89%
Net investment income (loss)	1.71% A	.90%	.85%	.32% H	.69% I	.04%
Supplemental Data
Net assets, end of period (000 omitted)	$ 273,293	$ 304,896	$ 181,114	$ 434,916	$ 278,371	$ 502,702
Portfolio turnover rate G	138% A	154%	191%	191%	124%	162%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the former sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .19%. IInvestment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .30%. JExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. KFor the year ended February 29. LAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2010 (Unaudited)

1. Organization.

Wireless Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties, and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend dates, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 11,531,385
Gross unrealized depreciation	(40,250,653)
Net unrealized appreciation (depreciation)	$ (28,719,268)

Tax cost	$ 334,561,354

Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $195,832,518 and $238,238,915, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .29% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $16,089 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 5,439,000.46%		$ 70

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $610 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Funds. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $17,059 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Telecommunications Portfolio
Wireless Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of fund shareholders and that the compensation to be received by Fidelity under the management contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of each fund.

Resources Dedicated to Investment Management and Support Services. The Board and the equity research subcommittee of the Board's Fund Oversight Committee reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. The Board noted FMR's continued focus on strengthening the organization and discipline of equity portfolio management and research.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance (Telecommunications Portfolio). The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against a third-party-sponsored index that reflects the market sector in which the fund invests. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare the fund's performance. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, as available, the cumulative total returns of the retail class and Class C of the fund and the cumulative total returns of a third-party-sponsored index ("benchmark"). The returns of the retail class and Class C show the performance of the highest performing class (based on five-year performance) and the lowest performing class (based on three-year performance), respectively.

Telecommunications Portfolio

The Board noted that the investment performance of the retail class of the fund compared favorably to its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Investment Performance (Wireless Portfolio). The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured over multiple periods against a third-party sponsored index that reflects the market sector in which the fund invests. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare the fund's performance. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, the fund's cumulative total returns and the cumulative total returns of a third-party sponsored index ("benchmark").

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Wireless Portfolio

The Board noted that the investment performance of the fund compared favorably to its benchmark for all the periods shown. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 8% means that 92% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Semiannual Report

Telecommunications Portfolio

Wireless Portfolio

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of the total expenses of each class of Telecommunications Portfolio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

In its review of Wireless Portfolio's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board noted that the total expenses of each of Class A, Class B, Class C, Institutional Class, and the retail class of Telecommunications Portfolio ranked below its competitive median for 2009 and the total expenses of Class T ranked above its competitive median for 2009. The Board considered that the total expenses for Class T were above the median primarily because its 12b-1 fee is higher than the typical front-end load class. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

The Board noted that Wireless Portfolio's total expenses ranked below its competitive median for 2009.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the total expenses of each class of Telecommunications Portfolio and the total expenses of Wireless Portfolio were reasonable, although in one case above the median of the universe presented for comparison, in light of the services that each fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year and length of portfolio manager tenure for different categories of funds over time; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, the rationale for the compensation structure, and how the compensation structure provides appropriate performance incentives; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) management and other fees paid by FMR to affiliated sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds; (vii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; (viii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (ix) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

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Fidelity®
Select Portfolios®
Utilities Sector

Utilities Portfolio

Semiannual Report

August 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>
Shareholder Expense Example	<Click Here>
Investment Changes	<Click Here>
Investments	<Click Here>
Financial Statements	<Click Here>
Notes to Financial Statements	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

A yearlong uptrend in global equity markets reversed course in late April 2010 when investor sentiment turned bearish due in great measure to concern that Europe's debt crisis would expand and slow or derail economic recovery. However, a bounceback in July helped to recover some of the ground that was lost. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Utilities Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2010 to August 31, 2010).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value March 1, 2010	Ending Account Value August 31, 2010	Expenses Paid During Period* March 1, 2010 to August 31, 2010
Actual	.92%	$ 1,000.00	$ 1,095.30	$ 4.86
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,020.57	$ 4.69

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Utilities Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
NextEra Energy, Inc.	10.6	0.0
Sempra Energy	8.7	0.0
Public Service Enterprise Group, Inc.	8.4	0.0
PPL Corp.	7.8	0.0
American Electric Power Co., Inc.	7.5	9.3
National Grid PLC	6.0	0.0
Xcel Energy, Inc.	4.9	0.0
PG&E Corp.	4.8	8.8
Edison International	4.8	0.0
NV Energy, Inc.	4.6	4.6
	68.1
Top Industries (% of fund's net assets)
As of August 31, 2010
Electric Utilities	47.6%
Multi-Utilities	39.9%
Independent Power Producers & Energy Traders	7.6%
Oil, Gas & Consumable Fuels	2.2%
Gas Utilities	1.3%
All Others*	1.4%

As of February 28, 2010
Electric Utilities	37.9%
Multi-Utilities	37.7%
Independent Power Producers & Energy Traders	10.9%
Gas Utilities	7.5%
Oil, Gas & Consumable Fuels	2.1%
All Others*	3.9%

* Includes short-term investments and net other assets.

Semiannual Report

Utilities Portfolio

Investments August 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
ELECTRIC UTILITIES - 47.6%
Electric Utilities - 47.6%
American Electric Power Co., Inc.	902,445	$ 31,955,577
Companhia Paranaense de Energia-Copel (PN-B) sponsored ADR (d)	139,500	3,102,480
Edison International	606,446	20,467,553
Entergy Corp.	191,966	15,134,599
ITC Holdings Corp.	306,638	17,772,738
NextEra Energy, Inc.	836,868	44,964,916
NV Energy, Inc.	1,518,184	19,432,755
Pinnacle West Capital Corp.	407,408	16,235,209
PPL Corp.	1,220,680	33,153,669
		202,219,496
GAS UTILITIES - 1.3%
Gas Utilities - 1.3%
National Fuel Gas Co. New Jersey	130,316	5,600,982
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 7.6%
Independent Power Producers & Energy Traders - 7.6%
Adani Power Ltd.	698,705	2,019,537
AES Corp. (a)	1,166,159	11,941,468
Calpine Corp. (a)	660,300	8,399,016
International Power PLC	720,470	4,104,449
Mirant Corp. (a)	408,200	3,959,540
RRI Energy, Inc. (a)	573,200	1,989,004
		32,413,014
MULTI-UTILITIES - 39.9%
Multi-Utilities - 39.9%
CMS Energy Corp. (d)	1,072,700	18,772,250
National Grid PLC	3,034,900	25,558,431
PG&E Corp.	439,425	20,547,513
Public Service Enterprise Group, Inc.	1,120,009	35,795,488
Sempra Energy	721,288	36,727,985

	Shares	Value
TECO Energy, Inc.	675,919	$ 11,409,513
Xcel Energy, Inc.	931,077	20,772,328
		169,583,508
OIL, GAS & CONSUMABLE FUELS - 2.2%
Oil & Gas Exploration & Production - 2.2%
Canacol Energy Ltd. (a)	3,146,100	4,101,364
OGX Petroleo e Gas Participacoes SA (a)	106,600	1,270,970
Pacific Rubiales Energy Corp. (a)	169,900	4,007,489
		9,379,823
TOTAL COMMON STOCKS (Cost $399,217,889)		419,196,823
Money Market Funds - 4.4%

Fidelity Cash Central Fund, 0.24% (b)	7,626,783	7,626,783
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c)	11,341,000	11,341,000
TOTAL MONEY MARKET FUNDS (Cost $18,967,783)		18,967,783
TOTAL INVESTMENT PORTFOLIO - 103.0% (Cost $418,185,672)	438,164,606
NET OTHER ASSETS (LIABILITIES) - (3.0)%	(12,931,608)
NET ASSETS - 100%	$ 425,232,998
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,669
Fidelity Securities Lending Cash Central Fund	12,864
Total	$ 18,533
Other Information

The following is a summary of the inputs used, as of August 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 419,196,823	$ 393,638,392	$ 25,558,431	$ -
Money Market Funds	18,967,783	18,967,783	-	-
Total Investments in Securities:	$ 438,164,606	$ 412,606,175	$ 25,558,431	$ -
Income Tax Information

At February 28, 2010, the Fund had a capital loss carryforward of approximately $125,668,839 of which $15,561,006, $65,442,149 and $44,665,684 will expire on February 28, 2011, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Utilities Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $11,014,830) - See accompanying schedule: Unaffiliated issuers (cost $399,217,889)	$ 419,196,823
Fidelity Central Funds (cost $18,967,783)	18,967,783
Total Investments (cost $418,185,672)		$ 438,164,606
Receivable for fund shares sold		5,456,673
Dividends receivable		1,747,545
Distributions receivable from Fidelity Central Funds		3,543
Other receivables		23,486
Total assets		445,395,853

Liabilities
Payable for investments purchased	$ 8,059,441
Payable for fund shares redeemed	441,009
Accrued management fee	191,648
Other affiliated payables	107,467
Other payables and accrued expenses	22,290
Collateral on securities loaned, at value	11,341,000
Total liabilities		20,162,855

Net Assets		$ 425,232,998
Net Assets consist of:
Paid in capital		$ 520,254,358
Undistributed net investment income		4,626,259
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(119,626,636)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		19,979,017
Net Assets, for 9,229,672 shares outstanding		$ 425,232,998
Net Asset Value, offering price and redemption price per share ($425,232,998 ÷ 9,229,672 shares)		$ 46.07

Statement of Operations

Six months ended August 31, 2010 (Unaudited)

Investment Income
Dividends		$ 6,287,266
Interest		157
Income from Fidelity Central Funds		18,533
Total income		6,305,956

Expenses
Management fee	$ 1,033,433
Transfer agent fees	532,144
Accounting and security lending fees	73,846
Custodian fees and expenses	12,857
Independent trustees' compensation	1,029
Registration fees	20,517
Audit	17,940
Legal	1,660
Miscellaneous	2,810
Total expenses before reductions	1,696,236
Expense reductions	(59,375)	1,636,861
Net investment income (loss)		4,669,095
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	17,305,437
Foreign currency transactions	(204,313)
Total net realized gain (loss)		17,101,124
Change in net unrealized appreciation (depreciation) on: Investment securities	12,151,539
Assets and liabilities in foreign currencies	83
Total change in net unrealized appreciation (depreciation)		12,151,622
Net gain (loss)		29,252,746
Net increase (decrease) in net assets resulting from operations		$ 33,921,841

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2010 (Unaudited)	Year ended February 28, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,669,095	$ 9,660,723
Net realized gain (loss)	17,101,124	(4,992,551)
Change in net unrealized appreciation (depreciation)	12,151,622	62,908,435
Net increase (decrease) in net assets resulting from operations	33,921,841	67,576,607
Distributions to shareholders from net investment income	(1,507,423)	(9,685,916)
Share transactions Proceeds from sales of shares	119,922,790	90,279,207
Reinvestment of distributions	1,439,085	9,242,809
Cost of shares redeemed	(64,538,948)	(122,958,619)
Net increase (decrease) in net assets resulting from share transactions	56,822,927	(23,436,603)
Redemption fees	3,801	8,819
Total increase (decrease) in net assets	89,241,146	34,462,907

Net Assets
Beginning of period	335,991,852	301,528,945
End of period (including undistributed net investment income of $4,626,259 and undistributed net investment income of $1,464,587, respectively)	$ 425,232,998	$ 335,991,852
Other Information Shares
Sold	2,697,730	2,151,894
Issued in reinvestment of distributions	32,368	220,108
Redeemed	(1,454,167)	(3,048,247)
Net increase (decrease)	1,275,931	(676,245)

Financial Highlights

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008 I	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 42.24	$ 34.94	$ 57.09	$ 58.27	$ 46.44	$ 40.04
Income from Investment Operations
Net investment income (loss) E	.56	1.21	.99	.84	1.00	.73
Net realized and unrealized gain (loss)	3.46	7.34	(22.29)	(.82)	11.45	6.59
Total from investment operations	4.02	8.55	(21.30)	.02	12.45	7.32
Distributions from net investment income	(.19)	(1.25)	(.85)	(1.21)	(.64)	(.93)
Redemption fees added to paid in capital E	- J	- J	- J	.01	.02	.01
Net asset value, end of period	$ 46.07	$ 42.24	$ 34.94	$ 57.09	$ 58.27	$ 46.44
Total Return B, C, D	9.53%	24.50%	(37.47)%	(.22)%	26.95%	18.48%
Ratios to Average Net Assets F, H
Expenses before reductions	.92% A	.95%	.89%	.88%	.93%	.97%
Expenses net of fee waivers, if any	.92% A	.95%	.89%	.88%	.93%	.97%
Expenses net of all reductions	.89% A	.93%	.89%	.87%	.93%	.92%
Net investment income (loss)	2.53% A	2.98%	1.95%	1.35%	1.93%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$ 425,233	$ 335,992	$ 301,529	$ 606,083	$ 795,683	$ 298,371
Portfolio turnover rate G	244% A	226%	167%	121%	107%	101%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. I For the year ended February 29. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2010 (Unaudited)

1. Organization.

Fidelity Select Utilities Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 22,805,057
Gross unrealized depreciation	(6,347,641)
Net unrealized appreciation (depreciation)	$ 16,457,416

Tax cost	$ 421,707,190

Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $510,156,685 and $443,066,573, respectively.

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .29% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $8,292 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $702 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net Income from lending portfolio securities during the period amounted to $12,864.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $59,375 for the period.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Utilities Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of fund shareholders and that the compensation to be received by Fidelity under the management contract is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the equity research subcommittee of the Board's Fund Oversight Committee reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. The Board noted FMR's continued focus on strengthening the organization and discipline of equity portfolio management and research.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured over multiple periods against a third-party-sponsored index that reflects the market sector in which the fund invests. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare the fund's performance. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, the fund's cumulative total returns and the cumulative total returns of a third-party-sponsored index ("benchmark").

Utilities Portfolio

The Board noted that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the fund's one-year cumulative total return compared favorably to its benchmark. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 8% means that 92% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Semiannual Report

Utilities Portfolio

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expenses ranked below its competitive median for 2009.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for the fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year and length of portfolio manager tenure for different categories of funds over time; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, the rationale for the compensation structure, and how the compensation structure provides appropriate performance incentives; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) management and other fees paid by FMR to affiliated sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds; (vii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; (viii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (ix) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

Corporate Headquarters

82 Devonshire Street
Boston, MA 02109
1-800-544-8888

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

SELUTL-USAN-1010
1.813629.105

Fidelity Advisor
Focus Funds®
Class A, Class T, Class B and Class C

Fidelity Advisor Consumer Staples Fund

Fidelity Advisor Gold Fund

Fidelity Advisor Materials Fund

Fidelity Advisor Telecommunications Fund

Each Advisor fund listed above is a class
of the Fidelity® Select Portfolios®.

Semiannual Report

August 31, 2010(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders
Consumer Staples	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Gold	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Consolidated Investments
	<Click Here>	Consolidated Financial Statements
	<Click Here>	Notes to the Consolidated Financial Statements
Materials	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Telecommunications	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

A yearlong uptrend in global equity markets reversed course in late April 2010 when investor sentiment turned bearish due in great measure to concern that Europe's debt crisis would expand and slow or derail economic recovery. However, a bounceback in July helped to recover some of the ground that was lost. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Consumer Staples Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2010 to August 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value March 1, 2010	Ending Account Value August 31, 2010	Expenses Paid During Period* March 1, 2010 to August 31, 2010
Class A	1.11%
Actual		$ 1,000.00	$ 988.90	$ 5.56
HypotheticalA		$ 1,000.00	$ 1,019.61	$ 5.65
Class T	1.40%
Actual		$ 1,000.00	$ 987.40	$ 7.01
HypotheticalA		$ 1,000.00	$ 1,018.15	$ 7.12
Class B	1.91%
Actual		$ 1,000.00	$ 984.90	$ 9.56
HypotheticalA		$ 1,000.00	$ 1,015.58	$ 9.70
Class C	1.86%
Actual		$ 1,000.00	$ 985.20	$ 9.31
HypotheticalA		$ 1,000.00	$ 1,015.83	$ 9.45
Consumer Staples	.87%
Actual		$ 1,000.00	$ 990.20	$ 4.36
HypotheticalA		$ 1,000.00	$ 1,020.82	$ 4.43
Institutional Class	.85%
Actual		$ 1,000.00	$ 990.20	$ 4.26
HypotheticalA		$ 1,000.00	$ 1,020.92	$ 4.33

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Consumer Staples Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Procter & Gamble Co.	12.1	14.6
The Coca-Cola Co.	11.4	5.8
PepsiCo, Inc.	5.5	4.3
Altria Group, Inc.	5.0	3.9
Wal-Mart Stores, Inc.	4.9	4.6
British American Tobacco PLC sponsored ADR	4.9	5.0
Walgreen Co.	4.7	4.3
CVS Caremark Corp.	4.0	6.4
Avon Products, Inc.	3.9	3.6
Molson Coors Brewing Co. Class B	3.0	3.0
	59.4
Top Industries (% of fund's net assets)
As of August 31, 2010
Beverages	31.1%
Food & Staples Retailing	19.8%
Household Products	14.5%
Tobacco	12.8%
Food Products	12.0%
All Others*	9.8%

As of February 28, 2010
Beverages	24.8%
Food & Staples Retailing	22.0%
Household Products	17.9%
Food Products	13.1%
Tobacco	11.5%
All Others*	10.7%

* Includes short-term investments and net other assets.

Semiannual Report

Consumer Staples Portfolio

Investments August 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
BEVERAGES - 31.1%
Brewers - 6.2%
Anadolu Efes Biracilik ve Malt Sanayiive Malt Sanayii SA	241,611	$ 3,243,418
Anheuser-Busch InBev SA NV	578,946	30,118,210
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	57,900	6,408,951
Molson Coors Brewing Co. Class B	847,104	36,899,850
		76,670,429
Distillers & Vintners - 5.4%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	2,139,572	35,645,270
Diageo PLC sponsored ADR	474,039	31,049,555
		66,694,825
Soft Drinks - 19.5%
Coca-Cola Bottling Co. Consolidated	126,353	6,283,535
Coca-Cola Enterprises, Inc.	260,479	7,413,232
Coca-Cola FEMSA SAB de CV sponsored ADR	84,829	6,368,113
Coca-Cola Icecek AS	322,332	3,377,193
Cott Corp. (a)	21,000	145,154
Embotelladora Andina SA sponsored ADR (d)	230,041	6,287,021
Fomento Economico Mexicano SAB de CV sponsored ADR	64,187	3,125,907
PepsiCo, Inc.	1,052,506	67,549,835
The Coca-Cola Co.	2,525,915	141,249,167
		241,799,157
TOTAL BEVERAGES		385,164,411
BIOTECHNOLOGY - 0.1%
Biotechnology - 0.1%
Martek Biosciences (a)	67,700	1,477,214
FOOD & STAPLES RETAILING - 19.8%
Drug Retail - 8.7%
CVS Caremark Corp.	1,824,184	49,252,968
Walgreen Co.	2,173,986	58,436,744
		107,689,712
Food Distributors - 0.5%
Sysco Corp.	243,632	6,697,444
Food Retail - 4.5%
Koninklijke Ahold NV	468,847	5,773,043
Kroger Co.	1,691,768	33,378,583
Safeway, Inc.	417,200	7,843,360
Susser Holdings Corp. (a)	273,077	3,170,424
The Pantry, Inc. (a)	278,249	5,236,646
		55,402,056

	Shares	Value
Hypermarkets & Super Centers - 6.1%
BJ's Wholesale Club, Inc. (a)	358,354	$ 15,036,534
Wal-Mart Stores, Inc.	1,208,699	60,604,168
		75,640,702
TOTAL FOOD & STAPLES RETAILING		245,429,914
FOOD PRODUCTS - 12.0%
Agricultural Products - 3.4%
Archer Daniels Midland Co.	615,217	18,936,379
Bunge Ltd.	269,408	14,278,624
Corn Products International, Inc.	40,086	1,368,135
Origin Agritech Ltd. (a)	95,200	679,728
SLC Agricola SA	357,500	3,275,167
Viterra, Inc. (a)	404,400	3,185,895
		41,723,928
Packaged Foods & Meats - 8.6%
Ausnutria Dairy Hunan Co. Ltd. (H Shares) (d)	3,021,000	1,378,672
Brasil Foods SA	2,000	26,419
Calavo Growers, Inc.	155,242	3,047,400
Cermaq ASA	290,600	2,995,259
Cosan Ltd. Class A	111,100	1,170,994
Danone	50,520	2,715,259
Dean Foods Co. (a)	1,991,946	20,377,608
Lindt & Spruengli AG (d)	129	3,407,343
Mead Johnson Nutrition Co. Class A	104,496	5,453,646
Nestle SA	557,340	28,877,151
Smart Balance, Inc. (a)	67,600	246,064
Smithfield Foods, Inc. (a)	189,452	3,055,861
Tyson Foods, Inc. Class A	106,650	1,746,927
Unilever NV unit	1,082,560	29,001,782
Want Want China Holdings Ltd.	3,822,000	3,090,460
		106,590,845
TOTAL FOOD PRODUCTS		148,314,773
HOTELS, RESTAURANTS & LEISURE - 0.5%
Restaurants - 0.5%
Domino's Pizza, Inc. (a)	222,529	2,852,822
Sonic Corp. (a)	385,700	2,958,319
		5,811,141
HOUSEHOLD DURABLES - 0.1%
Housewares & Specialties - 0.1%
Tupperware Brands Corp.	21,400	841,876
HOUSEHOLD PRODUCTS - 14.5%
Household Products - 14.5%
Colgate-Palmolive Co.	246,834	18,226,223
Energizer Holdings, Inc. (a)	194,903	12,288,634
Procter & Gamble Co.	2,507,393	149,616,137
		180,130,994
Common Stocks - continued
	Shares	Value
PERSONAL PRODUCTS - 4.3%
Personal Products - 4.3%
Avon Products, Inc.	1,658,345	$ 48,257,840
China-Biotics, Inc. (a)(d)	153,257	1,978,548
Natura Cosmeticos SA	129,500	3,157,314
		53,393,702
PHARMACEUTICALS - 3.0%
Pharmaceuticals - 3.0%
Johnson & Johnson	641,516	36,579,242
Perrigo Co.	1,000	56,990
		36,636,232
TOBACCO - 12.8%
Tobacco - 12.8%
Altria Group, Inc.	2,758,967	61,580,143
British American Tobacco PLC sponsored ADR	891,841	60,591,677
KT&G Corp.	63,578	3,234,576
Philip Morris International, Inc.	580,554	29,863,698
Souza Cruz Industria Comerico	73,200	3,414,722
		158,684,816
TOTAL COMMON STOCKS (Cost $1,174,550,757)		1,215,885,073
Money Market Funds - 2.1%
	Shares	Value
Fidelity Cash Central Fund, 0.24% (b)	21,268,126	$ 21,268,126
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c)	5,239,657	5,239,657
TOTAL MONEY MARKET FUNDS (Cost $26,507,783)		26,507,783
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $1,201,058,540)	1,242,392,856
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(3,743,672)
NET ASSETS - 100%	$ 1,238,649,184
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 25,989
Fidelity Securities Lending Cash Central Fund	110,686
Total	$ 136,675
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	79.1%
United Kingdom	7.4%
Netherlands	2.8%
Switzerland	2.6%
Belgium	2.4%
Brazil	1.3%
Bermuda	1.2%
Others (Individually Less Than 1%)	3.2%
100.0%
Income Tax Information

At February 28, 2010, the Fund had a capital loss carryforward of approximately $2,242,566 all of which will expire on February 28, 2017. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Consumer Staples Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $5,132,000) - See accompanying schedule: Unaffiliated issuers (cost $1,174,550,757)	$ 1,215,885,073
Fidelity Central Funds (cost $26,507,783)	26,507,783
Total Investments (cost $1,201,058,540)		$ 1,242,392,856
Receivable for investments sold		518,450
Receivable for fund shares sold		1,270,979
Dividends receivable		3,419,271
Distributions receivable from Fidelity Central Funds		30,023
Other receivables		3,318
Total assets		1,247,634,897

Liabilities
Payable for investments purchased	$ 1,360,426
Payable for fund shares redeemed	1,336,095
Accrued management fee	592,587
Distribution and service plan fees payable	124,534
Other affiliated payables	291,740
Other payables and accrued expenses	40,676
Collateral on securities loaned, at value	5,239,655
Total liabilities		8,985,713

Net Assets		$ 1,238,649,184
Net Assets consist of:
Paid in capital		$ 1,178,465,533
Undistributed net investment income		12,810,420
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		6,031,413
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		41,341,818
Net Assets		$ 1,238,649,184

Statement of Assets and Liabilities - continued

August 31, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($147,418,114 ÷ 2,443,408 shares)	$ 60.33

Maximum offering price per share (100/94.25 of $60.33)	$ 64.01
Class T: Net Asset Value and redemption price per share ($28,451,243 ÷ 474,354 shares)	$ 59.98

Maximum offering price per share (100/96.50 of $59.98)	$ 62.16
Class B: Net Asset Value and offering price per share ($19,654,858 ÷ 330,569 shares)A	$ 59.46

Class C: Net Asset Value and offering price per share ($75,108,424 ÷ 1,264,398 shares)A	$ 59.40

Consumer Staples: Net Asset Value, offering price and redemption price per share ($811,313,977 ÷ 13,375,773 shares)	$ 60.66

Institutional Class: Net Asset Value, offering price and redemption price per share ($156,702,568 ÷ 2,586,563 shares)	$ 60.58

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended August 31, 2010 (Unaudited)

Investment Income
Dividends		$ 18,947,453
Income from Fidelity Central Funds		136,675
Total income		19,084,128

Expenses
Management fee	$ 3,548,503
Transfer agent fees	1,599,644
Distribution and service plan fees	752,091
Accounting and security lending fees	203,828
Custodian fees and expenses	56,711
Independent trustees' compensation	3,527
Registration fees	62,960
Audit	20,397
Legal	2,179
Miscellaneous	9,435
Total expenses before reductions	6,259,275
Expense reductions	(18,737)	6,240,538
Net investment income (loss)		12,843,590
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	22,050,580
Foreign currency transactions	(34,063)
Total net realized gain (loss)		22,016,517
Change in net unrealized appreciation (depreciation) on: Investment securities	(48,310,145)
Assets and liabilities in foreign currencies	8,379
Total change in net unrealized appreciation (depreciation)		(48,301,766)
Net gain (loss)		(26,285,249)
Net increase (decrease) in net assets resulting from operations		$ (13,441,659)

Statement of Changes in Net Assets

	Six months ended August 31, 2010 (Unaudited)	Year ended February 28, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 12,843,590	$ 17,630,422
Net realized gain (loss)	22,016,517	34,351,921
Change in net unrealized appreciation (depreciation)	(48,301,766)	298,589,963
Net increase (decrease) in net assets resulting from operations	(13,441,659)	350,572,306
Distributions to shareholders from net investment income	(1,472,088)	(15,962,478)
Share transactions - net increase (decrease)	(16,029,877)	33,089,434
Redemption fees	25,533	34,831
Total increase (decrease) in net assets	(30,918,091)	367,734,093

Net Assets
Beginning of period	1,269,567,275	901,833,182
End of period (including undistributed net investment income of $12,810,420 and undistributed net investment income of $1,438,918, respectively)	$ 1,238,649,184	$ 1,269,567,275

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008 J	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 61.06	$ 43.94	$ 63.13	$ 58.16	$ 56.89
Income from Investment Operations
Net investment income (loss) E	.58	.84	.67	.53	(.01)
Net realized and unrealized gain (loss)	(1.25)	17.02	(19.19)	7.29	1.28
Total from investment operations	(.67)	17.86	(18.52)	7.82	1.27
Distributions from net investment income	(.06)	(.74)	(.66)	(.42)	-
Distributions from net realized gain	-	-	(.02)	(2.44)	-
Total distributions	(.06)	(.74)	(.68) L	(2.86)	-
Redemption fees added to paid in capital E	- K	- K	.01	.01	- K
Net asset value, end of period	$ 60.33	$ 61.06	$ 43.94	$ 63.13	$ 58.16
Total Return B, C, D	(1.11)%	40.66%	(29.43)%	13.38%	2.23%
Ratios to Average Net Assets F, I
Expenses before reductions	1.11% A	1.13%	1.19%	1.19%	1.29% A
Expenses net of fee waivers, if any	1.11% A	1.13%	1.19%	1.19%	1.29% A
Expenses net of all reductions	1.11% A	1.13%	1.18%	1.19%	1.28% A
Net investment income (loss)	1.90% A	1.51%	1.27%	.83%	(.11)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 147,418	$ 162,370	$ 121,193	$ 23,796	$ 986
Portfolio turnover rate G	59% A	69%	70%	71%	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the year ended February 29. K Amount represents less than $.01 per share. L Total distributions of $.68 per share is comprised of distributions from net investment income of $.655 and distributions from net realized gain of $.024 per share.

Financial Highlights - Class T

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008 J	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 60.77	$ 43.75	$ 62.93	$ 58.06	$ 56.89
Income from Investment Operations
Net investment income (loss) E	.49	.66	.53	.36	(.01)
Net realized and unrealized gain (loss)	(1.25)	16.95	(19.12)	7.29	1.18
Total from investment operations	(.76)	17.61	(18.59)	7.65	1.17
Distributions from net investment income	(.03)	(.59)	(.60)	(.35)	-
Distributions from net realized gain	-	-	-	(2.44)	-
Total distributions	(.03)	(.59)	(.60) L	(2.79)	-
Redemption fees added to paid in capital E	- K	- K	.01	.01	- K
Net asset value, end of period	$ 59.98	$ 60.77	$ 43.75	$ 62.93	$ 58.06
Total Return B, C, D	(1.26)%	40.24%	(29.61)%	13.11%	2.06%
Ratios to Average Net Assets F, I
Expenses before reductions	1.40% A	1.44%	1.46%	1.46%	1.61% A
Expenses net of fee waivers, if any	1.40% A	1.44%	1.46%	1.46%	1.61% A
Expenses net of all reductions	1.40% A	1.44%	1.46%	1.46%	1.60% A
Net investment income (loss)	1.61% A	1.21%	.99%	.56%	(.11)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 28,451	$ 29,662	$ 22,624	$ 6,298	$ 529
Portfolio turnover rate G	59% A	69%	70%	71%	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the year ended February 29. K Amount represents less than $.01 per share. L Total distributions of $.60 per share is comprised of distributions from net investment income of $.599 and distributions from net realized gain of $.000 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008 J	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 60.37	$ 43.53	$ 62.69	$ 58.00	$ 56.89
Income from Investment Operations
Net investment income (loss) E	.33	.37	.26	.04	(.07)
Net realized and unrealized gain (loss)	(1.24)	16.82	(19.01)	7.27	1.18
Total from investment operations	(.91)	17.19	(18.75)	7.31	1.11
Distributions from net investment income	-	(.35)	(.42)	(.19)	-
Distributions from net realized gain	-	-	-	(2.44)	-
Total distributions	-	(.35)	(.42) L	(2.63)	-
Redemption fees added to paid in capital E	- K	- K	.01	.01	- K
Net asset value, end of period	$ 59.46	$ 60.37	$ 43.53	$ 62.69	$ 58.00
Total Return B, C, D	(1.51)%	39.48%	(29.96)%	12.53%	1.95%
Ratios to Average Net Assets F, I
Expenses before reductions	1.91% A	1.97%	1.96%	1.96%	2.09% A
Expenses net of fee waivers, if any	1.91% A	1.97%	1.96%	1.96%	2.09% A
Expenses net of all reductions	1.91% A	1.97%	1.96%	1.96%	2.09% A
Net investment income (loss)	1.10% A	.68%	.50%	.06%	(.59)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,655	$ 21,099	$ 14,929	$ 4,884	$ 226
Portfolio turnover rate G	59% A	69%	70%	71%	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the year ended February 29. K Amount represents less than $.01 per share. L Total distributions of $.42 per share is comprised of distributions from net investment income of $.418 and distributions from net realized gain of $.000 per share.

Financial Highlights - Class C

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008 J	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 60.29	$ 43.46	$ 62.61	$ 57.99	$ 56.89
Income from Investment Operations
Net investment income (loss) E	.35	.41	.28	.06	(.08)
Net realized and unrealized gain (loss)	(1.24)	16.80	(19.00)	7.28	1.18
Total from investment operations	(.89)	17.21	(18.72)	7.34	1.10
Distributions from net investment income	-	(.38)	(.44)	(.29)	-
Distributions from net realized gain	-	-	-	(2.44)	-
Total distributions	-	(.38)	(.44) L	(2.73)	-
Redemption fees added to paid in capital E	- K	- K	.01	.01	- K
Net asset value, end of period	$ 59.40	$ 60.29	$ 43.46	$ 62.61	$ 57.99
Total Return B, C, D	(1.48)%	39.59%	(29.94)%	12.58%	1.93%
Ratios to Average Net Assets F, I
Expenses before reductions	1.86% A	1.90%	1.93%	1.93%	2.14% A
Expenses net of fee waivers, if any	1.86% A	1.90%	1.93%	1.93%	2.14% A
Expenses net of all reductions	1.85% A	1.89%	1.93%	1.92%	2.14% A
Net investment income (loss)	1.16% A	.75%	.52%	.09%	(.66)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 75,108	$ 73,829	$ 54,902	$ 19,791	$ 178
Portfolio turnover rate G	59% A	69%	70%	71%	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the year ended February 29. K Amount represents less than $.01 per share. L Total distributions of $.44 per share is comprised of distributions from net investment income of $.443 and distributions from net realized gain of $0.00 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Consumer Staples

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008 I	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 61.34	$ 44.14	$ 63.25	$ 58.13	$ 52.18	$ 51.42
Income from Investment Operations
Net investment income (loss) E	.66	.96	.88	.71	.56	.50
Net realized and unrealized gain (loss)	(1.26)	17.11	(19.31)	7.30	8.88	3.25
Total from investment operations	(.60)	18.07	(18.43)	8.01	9.44	3.75
Distributions from net investment income	(.08)	(.87)	(.67)	(.46)	(.32)	(.44)
Distributions from net realized gain	-	-	(.03)	(2.44)	(3.18)	(2.56)
Total distributions	(.08)	(.87)	(.69) K	(2.90)	(3.50)	(3.00)
Redemption fees added to paid in capital E	- J	- J	.01	.01	.01	.01
Net asset value, end of period	$ 60.66	$ 61.34	$ 44.14	$ 63.25	$ 58.13	$ 52.18
Total Return B, C, D	(.98)%	40.96%	(29.23)%	13.72%	18.43%	7.50%
Ratios to Average Net Assets F, H
Expenses before reductions	.87% A	.92%	.91%	.91%	1.01%	1.04%
Expenses net of fee waivers, if any	.87% A	.92%	.91%	.90%	.99%	1.04%
Expenses net of all reductions	.87% A	.91%	.90%	.90%	.98%	1.03%
Net investment income (loss)	2.14% A	1.73%	1.55%	1.12%	.99%	.97%
Supplemental Data
Net assets, end of period (000 omitted)	$ 811,314	$ 946,455	$ 657,263	$ 655,224	$ 374,930	$ 125,007
Portfolio turnover rate G	59% A	69%	70%	71%	99%	75%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the year ended February 29. J Amount represents less than $.01 per share. K Total distributions of $.69 per share is comprised of distributions from net investment income of $.668 and distributions from net realized gain of $.025 per share.

Financial Highlights - Institutional Class

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008 I	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 61.26	$ 44.07	$ 63.22	$ 58.12	$ 56.89
Income from Investment Operations
Net investment income (loss) D	.66	.98	.82	.74	.07
Net realized and unrealized gain (loss)	(1.25)	17.09	(19.23)	7.30	1.16
Total from investment operations	(.59)	18.07	(18.41)	8.04	1.23
Distributions from net investment income	(.09)	(.88)	(.73)	(.51)	-
Distributions from net realized gain	-	-	(.03)	(2.44)	-
Total distributions	(.09)	(.88)	(.75) K	(2.95)	-
Redemption fees added to paid in capital D	- J	- J	.01	.01	- J
Net asset value, end of period	$ 60.58	$ 61.26	$ 44.07	$ 63.22	$ 58.12
Total Return B, C	(.98)%	41.03%	(29.22)%	13.77%	2.16%
Ratios to Average Net Assets E, H
Expenses before reductions	.85% A	.86%	.91%	.85%	1.00% A
Expenses net of fee waivers, if any	.85% A	.86%	.91%	.85%	1.00% A
Expenses net of all reductions	.85% A	.86%	.91%	.84%	1.00% A
Net investment income (loss)	2.16% A	1.78%	1.54%	1.17%	.57% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 156,703	$ 36,152	$ 30,922	$ 10,384	$ 132
Portfolio turnover rate F	59% A	69%	70%	71%	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the year ended February 29. J Amount represents less than $.01 per share. K Total distributions of $.75 per share is comprised of distributions from net investment income of $.726 and distributions from net realized gain of $.025 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2010 (Unaudited)

1. Organization.

Consumer Staples Portfolio (the Fund) is a fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Consumer Staples and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 101,800,579
Gross unrealized depreciation	(71,206,163)
Net unrealized appreciation (depreciation)	$ 30,594,416

Tax cost	$ 1,211,798,440

Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, aggregated $384,283,147 and $365,603,537, respectively.

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 195,144	$ 0
Class T	.25%	.25%	73,616	0
Class B	.75%	.25%	103,173	77,380
Class C	.75%	.25%	380,158	78,348
			$ 752,091	$ 155,728

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares (1.00% to .50% prior to July 12, 2010) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 37,207
Class T	5,870
Class B*	20,546
Class C*	6,354
$ 69,977

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 188,945.24
Class T	42,481.29
Class B	30,484.30
Class C	91,584.24
Consumer Staples	1,162,005.25
Institutional Class	84,145.24
	$ 1,599,644

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates -continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $8,714 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,524 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $110,686.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $18,686 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $51.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2010	Year ended February 28, 2010
From net investment income
Class A	$ 144,351	$ 2,068,687
Class T	13,105	279,551
Class B	6	121,683
Class C	-	461,837
Consumer Staples	1,264,097	12,515,444
Institutional Class	50,529	515,276
Total	$ 1,472,088	$ 15,962,478

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2010	Year ended February 28, 2010	Six months ended August 31, 2010	Year ended February 28, 2010
Class A
Shares sold	309,485	1,132,943	$ 18,947,749	$ 59,482,737
Reinvestment of distributions	2,064	31,495	132,036	1,903,559
Shares redeemed	(527,205)	(1,263,286)	(32,231,006)	(70,043,896)
Net increase (decrease)	(215,656)	(98,848)	$ (13,151,221)	$ (8,657,600)
Class T
Shares sold	43,091	173,895	$ 2,635,441	$ 9,112,154
Reinvestment of distributions	191	4,329	12,189	262,823
Shares redeemed	(57,039)	(207,203)	(3,478,336)	(10,599,980)
Net increase (decrease)	(13,757)	(28,979)	$ (830,706)	$ (1,225,003)
Class B
Shares sold	30,577	104,786	$ 1,857,648	$ 5,439,880
Reinvestment of distributions	-	1,610	6	97,230
Shares redeemed	(49,515)	(99,879)	(2,995,654)	(5,370,134)
Net increase (decrease)	(18,938)	6,517	$ (1,138,000)	$ 166,976
Class C
Shares sold	185,963	378,183	$ 11,268,136	$ 19,816,576
Reinvestment of distributions	-	5,180	-	312,378
Shares redeemed	(146,036)	(422,141)	(8,793,456)	(22,614,834)
Net increase (decrease)	39,927	(38,778)	$ 2,474,680	$ (2,485,880)
Consumer Staples
Shares sold	2,153,690	6,969,074	$ 132,545,194	$ 390,940,582
Reinvestment of distributions	18,897	198,030	1,214,334	11,983,104
Shares redeemed	(4,226,385)	(6,628,713)	(257,525,046)	(351,735,799)
Net increase (decrease)	(2,053,798)	538,391	$ (123,765,518)	$ 51,187,887
Institutional Class
Shares sold	2,178,182	333,805	$ 131,436,346	$ 17,656,120
Reinvestment of distributions	376	4,184	24,155	251,491
Shares redeemed	(182,114)	(449,527)	(11,079,613)	(23,804,557)
Net increase (decrease)	1,996,444	(111,538)	$ 120,380,888	$ (5,896,946)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Gold Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2010 to August 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value March 1, 2010	Ending Account Value August 31, 2010	Expenses Paid During Period* March 1, 2010 to August 31, 2010
Class A	1.16%
Actual		$ 1,000.00	$ 1,217.00	$ 6.48
Hypothetical A		$ 1,000.00	$ 1,019.36	$ 5.90
Class T	1.43%
Actual		$ 1,000.00	$ 1,215.50	$ 7.99
Hypothetical A		$ 1,000.00	$ 1,018.00	$ 7.27
Class B	1.92%
Actual		$ 1,000.00	$ 1,212.50	$ 10.71
Hypothetical A		$ 1,000.00	$ 1,015.53	$ 9.75
Class C	1.89%
Actual		$ 1,000.00	$ 1,212.70	$ 10.54
Hypothetical A		$ 1,000.00	$ 1,015.68	$ 9.60
Gold	.91%
Actual		$ 1,000.00	$ 1,218.70	$ 5.09
Hypothetical A		$ 1,000.00	$ 1,020.62	$ 4.63
Institutional Class	.85%
Actual		$ 1,000.00	$ 1,219.00	$ 4.75
Hypothetical A		$ 1,000.00	$ 1,020.92	$ 4.33

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Gold Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Barrick Gold Corp.	10.1	4.9
Goldcorp, Inc.	10.0	9.8
Newcrest Mining Ltd.	10.0	10.2
Newmont Mining Corp.	8.1	7.8
AngloGold Ashanti Ltd. sponsored ADR	6.3	7.2
Agnico-Eagle Mines Ltd. (Canada)	5.3	6.1
Randgold Resources Ltd. sponsored ADR	4.6	5.2
Kinross Gold Corp.	4.2	4.9
Eldorado Gold Corp.	3.9	3.5
Gold Fields Ltd. sponsored ADR	3.0	2.9
	65.5
Top Industries (% of fund's net assets)
As of August 31, 2010
Gold	96.5%
Precious Metals & Minerals	2.2%
Coal & Consumable Fuels	0.6%
Construction & Farm Machinery & Heavy Trucks	0.2%
Diversified Metals & Mining	0.1%
All Others*	0.4%

As of February 28, 2010
Gold	92.6%
Precious Metals & Minerals	4.5%
Coal & Consumable Fuels	0.4%
Diversified Metals & Mining	0.1%
Oil & Gas Exploration & Production	0.0%
All Others*	2.4%

* Includes short-term investments and net other assets.

Semiannual Report

Gold Portfolio

Consolidated Investments August 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.7%
	Shares	Value
Australia - 12.6%
METALS & MINING - 12.6%
Gold - 12.6%
Andean Resources Ltd. (a)	5,267,514	$ 23,367,260
Andean Resources Ltd. (a)(e)	791,300	3,510,292
Avoca Resources Ltd. (a)	2,602,745	6,903,000
Centamin Egypt Ltd. (a)	4,197,000	11,459,245
CGA Mining Ltd. (a)	10,000	19,320
Dominion Mining Ltd. (d)	1,042,906	2,051,292
Intrepid Mines Ltd. (a)	3,468,042	2,407,515
Kingsgate Consolidated NL	1,703,138	15,188,244
Medusa Mining Ltd.	2,124,107	7,561,821
Mineral Deposits Ltd. (a)	6,273,709	5,192,749
Newcrest Mining Ltd. (d)	12,265,322	406,626,087
Perseus Mining Ltd. (a)	3,989,308	9,763,831
Perseus Mining Ltd. (a)	1,300,000	3,206,565
Resolute Mining Ltd. (a)	3,986,661	2,980,428
St Barbara Ltd. (a)	28,348,060	8,199,676
Troy Resources NL (a)(e)	2,300,000	5,177,022
		513,614,347
Bailiwick of Jersey - 4.6%
METALS & MINING - 4.6%
Gold - 4.6%
Randgold Resources Ltd. sponsored ADR (d)	2,023,667	187,168,961
Bermuda - 0.0%
METALS & MINING - 0.0%
Gold - 0.0%
Continental Gold Ltd. (a)	100	516
Precious Metals & Minerals - 0.0%
Aquarius Platinum Ltd. (United Kingdom)	236,752	1,013,199
TOTAL METALS & MINING		1,013,715
Canada - 53.8%
METALS & MINING - 53.8%
Diversified Metals & Mining - 0.1%
Clifton Star Resources, Inc. (a)	25,000	96,131
Kimber Resources, Inc. (a)	16,100	13,288
Kimber Resources, Inc. (a)(e)	5,832,000	4,813,280
		4,922,699
Gold - 52.0%
Agnico-Eagle Mines Ltd. (Canada)	3,324,400	216,503,010
Alamos Gold, Inc.	2,143,800	34,099,740
Anatolia Minerals Development Ltd. (a)	95,000	645,064
Argonaut Gold Ltd. (a)	409,800	1,114,579
Aurizon Mines Ltd. (a)	2,294,600	15,257,879
Avion Gold Corp. (a)	5,020,000	2,589,449
B2Gold Corp. (a)(d)	2,817,400	5,020,455
Barrick Gold Corp. (d)	8,760,419	410,394,309
Canaco Resources, Inc. (a)	450,000	894,725

	Shares	Value
Centerra Gold, Inc.	1,711,400	$ 24,027,815
Colossus Minerals, Inc. (a)	715,000	5,458,476
Corvus Gold, Inc.	138,350	98,613
Detour Gold Corp. (a)	123,000	3,674,138
Detour Gold Corp. (a)(e)	785,900	23,475,653
Eldorado Gold Corp. (d)	8,065,213	158,392,085
Etruscan Resources, Inc. (a)	1,216,800	524,950
Etruscan Resources, Inc. (a)(e)	1,549,400	668,440
Etruscan Resources, Inc. warrants 11/2/10 (a)(e)	774,700	3,633
European Goldfields Ltd. (a)	1,919,600	17,139,125
Exeter Resource Corp. (a)	233,000	1,538,401
Extorre Gold Mines Ltd. (a)	233,000	845,683
Franco-Nevada Corp.	1,618,400	48,282,583
Fronteer Gold, Inc. (a)	835,000	6,202,298
Gammon Gold, Inc. (a)	1,937,500	13,882,767
Goldcorp, Inc.	9,166,900	406,653,571
Golden Star Resources Ltd. Cda (a)(d)	3,375,769	15,861,761
Gran Colombia Gold Corp. (a)	6,000,000	1,856,975
Great Basin Gold Ltd. (a)(d)	5,087,900	10,879,636
Great Basin Gold Ltd. warrants 10/15/10 (a)	850,000	526,143
Greystar Resources Ltd. (a)	1,099,200	4,082,375
Guyana Goldfields, Inc. (a)	883,000	7,693,383
Guyana Goldfields, Inc. (a)(e)	155,000	1,350,481
IAMGOLD Corp.	5,232,000	98,138,335
International Minerals Corp. (a)	114,400	471,011
International Tower Hill Mines Ltd.	276,700	1,725,726
Jaguar Mining, Inc. (a)(d)	1,095,500	6,452,277
Keegan Resources, Inc. (a)	30,000	196,108
Kinross Gold Corp. (d)	10,023,600	169,496,373
Kirkland Lake Gold, Inc. (a)	290,500	2,362,143
Lake Shore Gold Corp. (a)	1,750,000	6,220,399
Minefinders Corp. Ltd. (a)	923,000	8,518,002
New Gold, Inc. (a)	5,476,800	34,671,419
New Gold, Inc. warrants 4/3/12 (a)(e)	2,928,500	109,862
Northgate Minerals Corp. (a)	3,609,900	10,901,644
Novagold Resources, Inc. (a)	1,458,200	10,858,718
Osisko Mining Corp. (a)	817,000	10,872,900
Osisko Mining Corp. (a)(e)	3,000,000	39,924,971
Premier Gold Mines Ltd. (a)	906,200	4,742,411
Primero Mining Corp. (a)	1,000	4,802
Rainy River Resources Ltd. (a)	55,000	355,920
Red Back Mining, Inc. (a)	3,143,100	93,828,720
Red Back Mining, Inc. (a)(e)	270,000	8,060,117
Romarco Minerals, Inc. (a)	1,820,000	3,055,381
Rubicon Minerals Corp. (a)	1,796,352	7,412,848
San Gold Corp. (a)	1,751,400	6,603,168
Seabridge Gold, Inc. (a)	621,105	18,657,994
SEMAFO, Inc. (a)	2,016,100	16,525,875
Torex Gold Resources, Inc. (a)	230,000	278,265
Common Stocks - continued
	Shares	Value
Canada - continued
METALS & MINING - CONTINUED
Gold - continued
Ventana Gold Corp. (a)	1,065,800	$ 8,516,404
Yamana Gold, Inc.	10,760,900	108,996,689
		2,117,596,677
Precious Metals & Minerals - 1.7%
Orko Silver Corp. (a)	346,000	564,633
Pan American Silver Corp.	999,987	24,769,685
Pan American Silver Corp. warrants 12/7/14 (a)	232,460	1,082,240
Silver Standard Resources, Inc. (a)	1,061,800	18,698,306
Silver Wheaton Corp. (a)	1,060,000	23,909,027
Tahoe Resources, Inc.	1,000	7,550
		69,031,441
TOTAL METALS & MINING		2,191,550,817
Cayman Islands - 0.1%
METALS & MINING - 0.1%
Gold - 0.1%
Real Gold Mining Ltd. (a)	2,925,000	4,391,881
China - 1.2%
METALS & MINING - 1.2%
Gold - 1.2%
Zhaojin Mining Industry Co. Ltd. (H Shares)	9,124,500	23,870,158
Zijin Mining Group Co. Ltd. (H Shares)	38,312,000	26,497,135
		50,367,293
Peru - 0.5%
METALS & MINING - 0.5%
Precious Metals & Minerals - 0.5%
Compania de Minas Buenaventura SA sponsored ADR	495,000	20,463,300
Russia - 0.8%
METALS & MINING - 0.8%
Gold - 0.8%
Polyus Gold OJSC sponsored ADR	1,252,566	31,376,778
Precious Metals & Minerals - 0.0%
Polymetal JSC GDR (Reg. S) (a)	63,300	751,371
TOTAL METALS & MINING		32,128,149

	Shares	Value
South Africa - 10.7%
METALS & MINING - 10.7%
Gold - 10.7%
AngloGold Ashanti Ltd. sponsored ADR	6,109,452	$ 258,368,725
Gold Fields Ltd. sponsored ADR	8,528,659	120,083,519
Harmony Gold Mining Co. Ltd.	1,484,000	15,198,187
Harmony Gold Mining Co. Ltd. sponsored ADR (d)	4,001,800	40,738,324
		434,388,755
Precious Metals & Minerals - 0.0%
Anglo Platinum Ltd. (a)	5,000	413,752
TOTAL METALS & MINING		434,802,507
United Kingdom - 0.9%
METALS & MINING - 0.9%
Diversified Metals & Mining - 0.0%
Kazakhmys PLC	40,000	709,275
Gold - 0.9%
Petropavlovsk PLC	2,155,000	35,204,155
TOTAL METALS & MINING		35,913,430
United States of America - 10.5%
CONSTRUCTION & ENGINEERING - 0.0%
Construction & Engineering - 0.0%
Fluor Corp.	45,000	2,009,700
MACHINERY - 0.2%
Construction & Farm Machinery & Heavy Trucks - 0.2%
Bucyrus International, Inc. Class A	145,000	8,336,050
METALS & MINING - 9.7%
Diversified Metals & Mining - 0.0%
Walter Energy, Inc.	5,000	360,200
Gold - 9.7%
Allied Nevada Gold Corp. (a)	897,800	21,053,410
Newmont Mining Corp.	5,393,050	330,701,826
Royal Gold, Inc.	749,413	36,773,696
US Gold Corp. (a)(d)	1,165,900	6,027,703
		394,556,635
Precious Metals & Minerals - 0.0%
Paramount Gold & Silver Corp. (a)	10,000	13,100
Steel - 0.0%
Carpenter Technology Corp.	25,000	775,250
TOTAL METALS & MINING		395,705,185
OIL, GAS & CONSUMABLE FUELS - 0.6%
Coal & Consumable Fuels - 0.6%
Alpha Natural Resources, Inc. (a)	300,400	11,153,852
Common Stocks - continued
	Shares	Value
United States of America - continued
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Coal & Consumable Fuels - continued
Arch Coal, Inc.	15,000	$ 337,650
Massey Energy Co.	398,000	11,442,500
		22,934,002
TOTAL UNITED STATES OF AMERICA		428,984,937
TOTAL COMMON STOCKS (Cost $2,828,227,882)		3,900,399,337
Commodities - 3.9%
	Troy Ounces
Gold Bullion (a) (Cost $107,529,500)	125,500	156,705,575
Money Market Funds - 15.9%

Fidelity Cash Central Fund, 0.24% (b)	12,133,462	12,133,462
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c)	636,351,413	636,351,413
TOTAL MONEY MARKET FUNDS (Cost $648,484,875)		648,484,875
TOTAL INVESTMENT PORTFOLIO - 115.5% (Cost $3,584,242,257)		4,705,589,787
NET OTHER ASSETS (LIABILITIES) - (15.5)%		(631,032,969)
NET ASSETS - 100%		$ 4,074,556,818
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $87,093,751 or 2.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 50,677
Fidelity Securities Lending Cash Central Fund	306,165
Total	$ 356,842
Other Affiliated Issuers
Consolidated Subsidiary	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Select Gold Cayman Ltd.	$ 207,130,454	$ 283,333	$ 68,101,750	$ -	$ 156,665,620
Other Information

The following is a summary of the inputs used, as of August 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments:
Common Stocks	$ 3,900,399,337	$ 3,882,290,938	$ 18,104,766	$ 3,633
Commodities	156,705,575	156,705,575	-	-
Money Market Funds	648,484,875	648,484,875	-	-
Total Investments:	$ 4,705,589,787	$ 4,687,481,388	$ 18,104,766	$ 3,633
The following is a reconciliation of Investments for which Level 3 inputs were used in determining value:
Investments:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(3,729)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	7,362
Transfers out of Level 3	-
Ending Balance	$ 3,633
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2010	$ (3,729)

The information used in the above reconciliation represents fiscal year to date activity for any Investments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Consolidated Statement of Operations.

Income Tax Information

At February 28, 2010, the Fund had a capital loss carryforward of approximately $12,954,352 all of which will expire on February 28, 2017. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Gold Portfolio

Consolidated Financial Statements

Consolidated Statement of Assets and Liabilities

	August 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $614,485,487) - See accompanying schedule: Unaffiliated issuers (cost $2,828,227,882)	$ 3,900,399,337
Fidelity Central Funds (cost $648,484,875)	648,484,875
Commodities (cost $107,529,500)	156,705,575
Total Investments (cost $3,584,242,257)		$ 4,705,589,787
Cash		3,922
Receivable for investments sold		209,090,885
Receivable for fund shares sold		13,297,438
Dividends receivable		2,526,920
Distributions receivable from Fidelity Central Funds		89,874
Receivable from investment adviser for expense reductions		38,872
Other receivables		18,999
Total assets		4,930,656,697

Liabilities
Payable for investments purchased	$ 209,321,020
Payable for fund shares redeemed	7,354,649
Accrued management fee	1,838,591
Distribution and service plan fees payable	103,094
Other affiliated payables	1,016,724
Other payables and accrued expenses	114,388
Collateral on securities loaned, at value	636,351,413
Total liabilities		856,099,879

Net Assets		$ 4,074,556,818
Net Assets consist of:
Paid in capital		$ 2,981,294,776
Accumulated net investment loss		(6,971,444)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(21,106,488)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,121,339,974
Net Assets		$ 4,074,556,818

Consolidated Statement of Assets and Liabilities - continued

August 31, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($116,536,024 ÷ 2,384,376 shares)	$ 48.87

Maximum offering price per share (100/94.25 of $48.87)	$ 51.85
Class T: Net Asset Value and redemption price per share ($35,297,052 ÷ 725,696 shares)	$ 48.64

Maximum offering price per share (100/96.50 of $48.64)	$ 50.40
Class B: Net Asset Value and offering price per share ($24,739,387 ÷ 515,574 shares)A	$ 47.98

Class C: Net Asset Value and offering price per share ($61,129,016 ÷ 1,277,670 shares)A	$ 47.84

Gold: Net Asset Value, offering price and redemption price per share ($3,752,751,997 ÷ 76,047,615 shares)	$ 49.35

Institutional Class: Net Asset Value, offering price and redemption price per share ($84,103,342 ÷ 1,707,200 shares)	$ 49.26

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Consolidated Statement of Operations

Six months ended August 31, 2010 (Unaudited)

Investment Income
Dividends		$ 9,104,282
Interest		24
Income from Fidelity Central Funds		356,842
Total income		9,461,148

Expenses
Management fee	$ 10,151,715
Transfer agent fees	5,076,317
Distribution and service plan fees	554,720
Accounting and security lending fees	746,129
Custodian fees and expenses	223,759
Independent trustees' compensation	9,662
Registration fees	128,402
Audit	30,373
Legal	5,353
Miscellaneous	23,709
Total expenses before reductions	16,950,139
Expense reductions	(518,466)	16,431,673
Net investment income (loss)		(6,970,525)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investments:
Unaffiliated issuers	120,681,475
Commodities	13,308,350
Foreign currency transactions	4,014
Total net realized gain (loss)		133,993,839
Change in net unrealized appreciation (depreciation) on: Investments	549,844,797
Assets and liabilities in foreign currencies	(1,264)
Commodities	4,314,025
Total change in net unrealized appreciation (depreciation)		554,157,558
Net gain (loss)		688,151,397
Net increase (decrease) in net assets resulting from operations		$ 681,180,872

Consolidated Statement of Changes in Net Assets

	Six months ended August 31, 2010 (Unaudited)	Year ended February 28, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (6,970,525)	$ (11,767,758)
Net realized gain (loss)	133,993,839	141,739,537
Change in net unrealized appreciation (depreciation)	554,157,558	582,559,218
Net increase (decrease) in net assets resulting from operations	681,180,872	712,530,997
Distributions to shareholders from net realized gain	(29,437,325)	(56,010,412)
Share transactions - net increase (decrease)	379,311,540	418,234,847
Redemption fees	167,710	514,829
Total increase (decrease) in net assets	1,031,222,797	1,075,270,261

Net Assets
Beginning of period	3,043,334,021	1,968,063,760
End of period (including accumulated net investment loss of $6,971,444 and accumulated net investment loss of $919, respectively)	$ 4,074,556,818	$ 3,043,334,021

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Consolidated Financial Highlights - Class A

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008 J	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 40.50	$ 30.45	$ 46.19	$ 36.53	$ 36.60
Income from Investment Operations
Net investment income (loss) E	(.14)	(.25)	(.15)	(.15)	(.01)
Net realized and unrealized gain (loss)	8.89	11.00	(15.44)	15.00	(.07)
Total from investment operations	8.75	10.75	(15.59)	14.85	(.08)
Distributions from net investment income	-	-	-	(.19)	-
Distributions from net realized gain	(.38)	(.71)	(.17)	(5.01)	-
Total distributions	(.38)	(.71)	(.17)	(5.20)	-
Redemption fees added to paid in capital E	- K	.01	.02	.01	.01
Net asset value, end of period	$ 48.87	$ 40.50	$ 30.45	$ 46.19	$ 36.53
Total Return B, C, D	21.70%	35.19%	(33.81)%	44.59%	(.19)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.17% A	1.21%	1.21%	1.17%	1.13% A
Expenses net of fee waivers, if any	1.16% A	1.19%	1.19%	1.17%	1.13% A
Expenses net of all reductions	1.14% A	1.17%	1.15%	1.13%	1.10% A
Net investment income (loss)	(.61)% A	(.63)%	(.45)%	(.37)%	(.18)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 116,536	$ 82,413	$ 39,144	$ 26,620	$ 1,857
Portfolio turnover rate G	32% A	46%	42%	55%	85%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JFor the year ended February 29. KAmount represents less than $.01 per share.

Consolidated Financial Highlights - Class T

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008 J	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 40.34	$ 30.36	$ 46.17	$ 36.49	$ 36.60
Income from Investment Operations
Net investment income (loss) E	(.20)	(.36)	(.24)	(.25)	(.03)
Net realized and unrealized gain (loss)	8.86	10.96	(15.42)	15.05	(.09)
Total from investment operations	8.66	10.60	(15.66)	14.80	(.12)
Distributions from net investment income	-	-	-	(.16)	-
Distributions from net realized gain	(.36)	(.63)	(.17)	(4.97)	-
Total distributions	(.36)	(.63)	(.17)	(5.13)	-
Redemption fees added to paid in capital E	- K	.01	.02	.01	.01
Net asset value, end of period	$ 48.64	$ 40.34	$ 30.36	$ 46.17	$ 36.49
Total Return B, C, D	21.55%	34.79%	(33.98)%	44.45%	(.30)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.44% A	1.51%	1.47%	1.43%	1.46% A
Expenses net of fee waivers, if any	1.43% A	1.49%	1.45%	1.43%	1.46% A
Expenses net of all reductions	1.41% A	1.47%	1.41%	1.39%	1.43% A
Net investment income (loss)	(.88)% A	(.93)%	(.71)%	(.63)%	(.40)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 35,297	$ 26,256	$ 15,284	$ 11,334	$ 1,093
Portfolio turnover rate G	32% A	46%	42%	55%	85%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JFor the year ended February 29. KAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Consolidated Financial Highlights - Class B

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008 J	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 39.87	$ 30.08	$ 45.97	$ 36.46	$ 36.60
Income from Investment Operations
Net investment income (loss) E	(.30)	(.55)	(.40)	(.45)	(.07)
Net realized and unrealized gain (loss)	8.74	10.84	(15.34)	14.95	(.08)
Total from investment operations	8.44	10.29	(15.74)	14.50	(.15)
Distributions from net investment income	-	-	-	(.16)	-
Distributions from net realized gain	(.33)	(.51)	(.17)	(4.84)	-
Total distributions	(.33)	(.51)	(.17)	(5.00)	-
Redemption fees added to paid in capital E	- K	.01	.02	.01	.01
Net asset value, end of period	$ 47.98	$ 39.87	$ 30.08	$ 45.97	$ 36.46
Total Return B, C, D	21.25%	34.12%	(34.30)%	43.53%	(.38)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.93% A	2.00%	1.97%	1.93%	1.96% A
Expenses net of fee waivers, if any	1.92% A	1.98%	1.95%	1.93%	1.96% A
Expenses net of all reductions	1.90% A	1.96%	1.89%	1.90%	1.93% A
Net investment income (loss)	(1.37)% A	(1.42)%	(1.20)%	(1.14)%	(.93)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,739	$ 18,340	$ 8,421	$ 6,869	$ 902
Portfolio turnover rate G	32% A	46%	42%	55%	85%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JFor the year ended February 29. KAmount represents less than $.01 per share.

Consolidated Financial Highlights - Class C

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008J	2007H
Selected Per-Share Data
Net asset value, beginning of period	$ 39.75	$ 30.00	$ 45.85	$ 36.44	$ 36.60
Income from Investment Operations
Net investment income (loss)E	(.29)	(.53)	(.39)	(.45)	(.07)
Net realized and unrealized gain (loss)	8.72	10.80	(15.30)	14.91	(.10)
Total from investment operations	8.43	10.27	(15.69)	14.46	(.17)
Distributions from net investment income	-	-	-	(.17)	-
Distributions from net realized gain	(.34)	(.53)	(.17)	(4.89)	-
Total distributions	(.34)	(.53)	(.17)	(5.06)	-
Redemption fees added to paid in capitalE	-K	.01	.01	.01	.01
Net asset value, end of period	$ 47.84	$ 39.75	$ 30.00	$ 45.85	$ 36.44
Total ReturnB, C, D	21.27%	34.15%	(34.30)%	43.49%	(.44)%
Ratios to Average Net AssetsF, I
Expenses before reductions	1.91% A	1.97%	1.97%	1.92%	2.02%A
Expenses net of fee waivers, if any	1.89% A	1.95%	1.95%	1.92%	2.02%A
Expenses net of all reductions	1.87% A	1.93%	1.89%	1.89%	1.99%A
Net investment income (loss)	(1.34)% A	(1.39)%	(1.20)%	(1.12)%	(1.03)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 61,129	$ 38,624	$ 17,544	$ 10,835	$ 437
Portfolio turnover rateG	32% A	46%	42%	55%	85%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JFor the year ended February 29. KAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Consolidated Financial Highlights - Gold

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008 J	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 40.85	$ 30.67	$ 46.37	$ 36.54	$ 35.91	$ 27.46
Income from Investment Operations
Net investment income (loss) E	(.08)	(.16)	(.04)	(.02)	.22 H	.04
Net realized and unrealized gain (loss)	8.98	11.10	(15.51)	15.05	5.49	12.21
Total from investment operations	8.90	10.94	(15.55)	15.03	5.71	12.25
Distributions from net investment income	-	-	-	(.18)	(.02)	(.02)
Distributions from net realized gain	(.40)	(.77)	(.17)	(5.03)	(5.10)	(3.84)
Total distributions	(.40)	(.77)	(.17)	(5.21)	(5.12)	(3.86)
Redemption fees added to paid in capital E	- K	.01	.02	.01	.04	.06
Net asset value, end of period	$ 49.35	$ 40.85	$ 30.67	$ 46.37	$ 36.54	$ 35.91
Total Return B, C, D	21.87%	35.52%	(33.59)%	45.10%	16.19%	48.84%
Ratios to Average Net Assets F, I
Expenses before reductions	.93% A	.98%	.89%	.85%	.90%	.97%
Expenses net of fee waivers, if any	.91% A	.96%	.87%	.85%	.90%	.97%
Expenses net of all reductions	.90% A	.94%	.86%	.81%	.87%	.82%
Net investment income (loss)	(.36)% A	(.40)%	(.13)%	(.05)%	.62% H	.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,752,752	$ 2,839,664	$ 1,881,600	$ 2,381,114	$ 1,473,400	$ 1,325,665
Portfolio turnover rate G	32% A	46%	42%	55%	85%	108%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the former sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a special dividend which amounted to $.08 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .40%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JFor the year ended February 29. KAmount represents less than $.01 per share.

Consolidated Financial Highlights - Institutional Class

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008 I	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 40.77	$ 30.65	$ 46.34	$ 36.54	$ 36.60
Income from Investment Operations
Net investment income (loss) D	(.07)	(.15)	(.05)	(.01)	.01
Net realized and unrealized gain (loss)	8.96	11.08	(15.49)	15.03	(.08)
Total from investment operations	8.89	10.93	(15.54)	15.02	(.07)
Distributions from net investment income	-	-	-	(.19)	-
Distributions from net realized gain	(.40)	(.82)	(.17)	(5.04)	-
Total distributions	(.40)	(.82)	(.17)	(5.23)	-
Redemption fees added to paid in capital D	- J	.01	.02	.01	.01
Net asset value, end of period	$ 49.26	$ 40.77	$ 30.65	$ 46.34	$ 36.54
Total Return B, C	21.90%	35.50%	(33.59)%	45.10%	(.16)%
Ratios to Average Net Assets E, H
Expenses before reductions	.87% A	.95%	.91%	.83%	.94% A
Expenses net of fee waivers, if any	.85% A	.93%	.89%	.83%	.94% A
Expenses net of all reductions	.84% A	.91%	.86%	.79%	.91% A
Net investment income (loss)	(.30)% A	(.37)%	(.14)%	(.03)%	.12% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 84,103	$ 38,037	$ 6,070	$ 3,174	$ 385
Portfolio turnover rate F	32% A	46%	42%	55%	85%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IFor the year ended February 29. JAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Consolidated Financial Statements

For the period ended August 31, 2010 (Unaudited)

1. Organization.

Gold Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class T, Class C, Gold and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investment in Subsidiary.

The Fund may invest in certain precious metals through its investment in the Fidelity Select Gold Cayman Ltd., a wholly owned subsidiary (the "Subsidiary"). The Subsidiary has the ability to invest in commodities and securities consistent with the investment objective of the Fund. As of August 31, 2010, the Fund held $156,665,620 in the Subsidiary, representing 3.8% of the Fund's net assets.

3. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Consolidated Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

4. Significant Accounting Policies.

The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Semiannual Report

4. Significant Accounting Policies - continued

Security Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in commodities are valued at their last traded price at 4:00 p.m. Eastern time each business day and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Consolidated Financial Statements (Unaudited) - continued

4. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, passive foreign investment companies (PFIC), controlled foreign corporation, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,079,624,222
Gross unrealized depreciation	(92,056,476)
Net unrealized appreciation (depreciation)	$ 987,567,746

Tax cost	$ 3,718,022,041

Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

5. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Consolidated Schedule of Investments.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $960,361,351 and $562,011,897, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

FMR and its affiliates also provide investment management related services to the Subsidiary. The Subsidiary pays FMR a monthly management fee at the annual rate of .30% of its assets. FMR has agreed to reimburse the Fund's management fee in an amount equal to the management fee of the Subsidiary. For the period, FMR reimbursed the Fund $253,016.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 125,473	$ 2,128
Class T	.25%	.25%	77,390	-
Class B	.75%	.25%	107,736	80,802
Class C	.75%	.25%	244,121	104,035
			$ 554,720	$ 186,965

Semiannual Report

7. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares (1.00% to .50% prior to July 12, 2010) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 59,523
Class T	8,439
Class B*	23,307
Class C*	11,037
$ 102,306

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 142,595.28
Class T	46,422.30
Class B	31,470.29
Class C	64,759.27
Gold	4,724,315.29
Institutional Class	66,756.23
	$ 5,076,317

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2,059 for the period.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $6,618 and is reflected in Miscellaneous expenses on the Consolidated Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of

Semiannual Report

Notes to Consolidated Financial Statements (Unaudited) - continued

9. Security Lending - continued

loaned securities and cash collateral at period end are disclosed on the Fund's Consolidated Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $306,165.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $265,047 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $403.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2010	Year ended February 28, 2010
From net realized gain
Class A	$ 801,636	$ 1,356,457
Class T	236,986	386,094
Class B	157,210	226,465
Class C	338,049	480,176
Gold	27,487,941	53,033,502
Institutional Class	415,503	527,718
Total	$ 29,437,325	$ 56,010,412

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2010	Year ended February 28, 2010	Six months ended August 31, 2010	Year ended February 28, 2010
Class A
Shares sold	821,482	1,548,727	$ 36,990,487	$ 60,979,204
Reinvestment of distributions	16,589	28,941	743,841	1,258,667
Shares redeemed	(488,677)	(828,099)	(21,857,766)	(32,946,669)
Net increase (decrease)	349,394	749,569	$ 15,876,562	$ 29,291,202
Class T
Shares sold	228,769	410,718	$ 10,430,715	$ 16,022,649
Reinvestment of distributions	5,156	8,602	230,314	372,822
Shares redeemed	(159,132)	(271,824)	(7,102,610)	(10,198,558)
Net increase (decrease)	74,793	147,496	$ 3,558,419	$ 6,196,913
Class B
Shares sold	96,650	271,111	$ 4,274,235	$ 10,287,423
Reinvestment of distributions	3,157	4,654	139,392	199,620
Shares redeemed	(44,210)	(95,719)	(1,956,830)	(3,721,090)
Net increase (decrease)	55,597	180,046	$ 2,456,797	$ 6,765,953
Class C
Shares sold	424,484	698,249	$ 18,873,313	$ 27,513,842
Reinvestment of distributions	6,175	9,039	271,804	386,528
Shares redeemed	(124,551)	(320,512)	(5,457,771)	(12,323,085)
Net increase (decrease)	306,108	386,776	$ 13,687,346	$ 15,577,285

Semiannual Report

12. Share Transactions - continued

	Shares		Dollars
	Six months ended August 31, 2010	Year ended February 28, 2010	Six months ended August 31, 2010	Year ended February 28, 2010
Gold
Shares sold	19,505,677	40,468,485	$ 893,473,078	$ 1,581,099,363
Reinvestment of distributions	589,132	1,174,296	26,646,409	51,481,173
Shares redeemed	(13,563,064)	(33,470,388)	(611,693,216)	(1,303,757,681)
Net increase (decrease)	6,531,745	8,172,393	$ 308,426,271	$ 328,822,855
Institutional Class
Shares sold	918,009	933,259	$ 41,957,172	$ 39,237,749
Reinvestment of distributions	8,082	10,089	364,823	441,486
Shares redeemed	(151,793)	(208,491)	(7,015,850)	(8,098,596)
Net increase (decrease)	774,298	734,857	$ 35,306,145	$ 31,580,639

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Materials Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2010 to August 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value March 1, 2010	Ending Account Value August 31, 2010	Expenses Paid During Period* March 1, 2010 to August 31, 2010
Class A	1.17%
Actual		$ 1,000.00	$ 993.50	$ 5.88
Hypothetical A		$ 1,000.00	$ 1,019.31	$ 5.96
Class T	1.43%
Actual		$ 1,000.00	$ 992.40	$ 7.18
Hypothetical A		$ 1,000.00	$ 1,018.00	$ 7.27
Class B	1.92%
Actual		$ 1,000.00	$ 989.80	$ 9.63
Hypothetical A		$ 1,000.00	$ 1,015.53	$ 9.75
Class C	1.93%
Actual		$ 1,000.00	$ 989.80	$ 9.68
Hypothetical A		$ 1,000.00	$ 1,015.48	$ 9.80
Materials	.89%
Actual		$ 1,000.00	$ 994.80	$ 4.47
Hypothetical A		$ 1,000.00	$ 1,020.72	$ 4.53
Institutional Class	.87%
Actual		$ 1,000.00	$ 994.90	$ 4.37
Hypothetical A		$ 1,000.00	$ 1,020.82	$ 4.43

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Materials Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Dow Chemical Co.	8.0	9.3
E.I. du Pont de Nemours & Co.	7.7	8.1
Monsanto Co.	6.6	9.3
Praxair, Inc.	6.1	5.9
Freeport-McMoRan Copper & Gold, Inc.	5.6	5.0
Air Products & Chemicals, Inc.	4.0	4.1
Celanese Corp. Class A	3.5	3.1
Newmont Mining Corp.	3.3	3.7
Ecolab, Inc.	2.9	0.0
The Mosaic Co.	2.7	2.9
	50.4
Top Industries (% of fund's net assets)
As of August 31, 2010
Chemicals	57.9%
Metals & Mining	25.8%
Containers & Packaging	7.2%
Construction Materials	2.3%
Paper & Forest Products	1.1%
All Others*	5.7%

As of February 28, 2010
Chemicals	56.9%
Metals & Mining	24.7%
Containers & Packaging	4.6%
Paper & Forest Products	4.0%
Construction Materials	3.4%
All Others*	6.4%

* Includes short-term investments and net other assets.

Semiannual Report

Materials Portfolio

Investments August 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
BUILDING PRODUCTS - 1.0%
Building Products - 1.0%
Masco Corp.	704,700	$ 7,392,303
CHEMICALS - 57.9%
Commodity Chemicals - 4.6%
Celanese Corp. Class A	910,806	24,318,520
LyondellBasell Industries NV Class A (a)	380,900	7,808,450
		32,126,970
Diversified Chemicals - 21.7%
Ashland, Inc.	300,563	13,964,157
BASF AG	75,428	3,980,357
Cabot Corp.	18,300	520,269
Dow Chemical Co.	2,296,044	55,954,591
E.I. du Pont de Nemours & Co.	1,324,377	53,994,850
FMC Corp.	160,300	9,983,484
Huntsman Corp.	798,429	7,273,688
Solutia, Inc. (a)	506,732	6,861,151
		152,532,547
Fertilizers & Agricultural Chemicals - 12.1%
CF Industries Holdings, Inc.	160,414	14,838,295
Israel Chemicals Ltd.	128,000	1,615,270
Monsanto Co.	878,056	46,229,648
The Mosaic Co.	321,900	18,882,654
Yara International ASA	87,900	3,533,395
		85,099,262
Industrial Gases - 10.1%
Air Products & Chemicals, Inc.	373,290	27,634,659
Praxair, Inc.	500,141	43,027,130
		70,661,789
Specialty Chemicals - 9.4%
Albemarle Corp.	137,135	5,497,742
Ecolab, Inc.	428,649	20,317,963
Ferro Corp. (a)	983,725	10,525,858
Innophos Holdings, Inc.	338,468	9,873,112
Rockwood Holdings, Inc. (a)	169,132	4,372,062
Stepan Co.	33,500	1,857,575
Symrise AG	141,983	3,509,149
W.R. Grace & Co. (a)	400,347	10,128,779
		66,082,240
TOTAL CHEMICALS		406,502,808
CONSTRUCTION & ENGINEERING - 0.8%
Construction & Engineering - 0.8%
Fluor Corp.	121,700	5,435,122
CONSTRUCTION MATERIALS - 2.3%
Construction Materials - 2.3%
HeidelbergCement AG	240,126	9,632,605
Martin Marietta Materials, Inc. (d)	88,022	6,443,210
		16,075,815

	Shares	Value
CONTAINERS & PACKAGING - 7.2%
Metal & Glass Containers - 7.2%
Ball Corp.	242,626	$ 13,606,466
Crown Holdings, Inc. (a)	490,299	13,659,730
Owens-Illinois, Inc. (a)	597,400	14,970,844
Pactiv Corp. (a)	255,954	8,211,004
		50,448,044
FOOD PRODUCTS - 0.3%
Agricultural Products - 0.3%
Archer Daniels Midland Co.	59,300	1,825,254
MACHINERY - 0.7%
Construction & Farm Machinery & Heavy Trucks - 0.7%
Bucyrus International, Inc. Class A	29,400	1,690,206
Caterpillar, Inc.	51,953	3,385,257
		5,075,463
METALS & MINING - 25.8%
Diversified Metals & Mining - 9.4%
Anglo American PLC (United Kingdom)	106,251	3,813,695
Compass Minerals International, Inc.	99,910	7,168,543
Freeport-McMoRan Copper & Gold, Inc.	546,381	39,328,504
Kazakhmys PLC	164,372	2,914,625
Teck Resources Ltd. Class B (sub. vtg.)	135,000	4,516,249
Walter Energy, Inc.	116,216	8,372,201
		66,113,817
Gold - 7.6%
AngloGold Ashanti Ltd. sponsored ADR	333,620	14,108,790
Newcrest Mining Ltd.	165,418	5,484,020
Newmont Mining Corp.	379,200	23,252,544
Randgold Resources Ltd. sponsored ADR	68,600	6,344,814
Yamana Gold, Inc.	405,200	4,104,253
		53,294,421
Steel - 8.8%
Allegheny Technologies, Inc.	316,000	12,867,520
Carpenter Technology Corp.	336,300	10,428,663
Commercial Metals Co.	810,287	10,558,040
Jindal Steel & Power Ltd.	174,560	2,539,443
Reliance Steel & Aluminum Co.	36,500	1,359,625
Steel Dynamics, Inc.	759,901	10,410,644
Ternium SA sponsored ADR (d)	236,600	7,753,382
Vale SA sponsored ADR	218,850	5,854,238
		61,771,555
TOTAL METALS & MINING		181,179,793
OIL, GAS & CONSUMABLE FUELS - 0.5%
Coal & Consumable Fuels - 0.5%
Massey Energy Co.	115,100	3,309,125
Common Stocks - continued
	Shares	Value
PAPER & FOREST PRODUCTS - 1.1%
Forest Products - 1.1%
Weyerhaeuser Co.	493,200	$ 7,743,240
TOTAL COMMON STOCKS (Cost $651,565,261)		684,986,967
Money Market Funds - 2.0%

Fidelity Cash Central Fund, 0.24% (b)	6,130,163	6,130,163
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c)	8,124,795	8,124,795
TOTAL MONEY MARKET FUNDS (Cost $14,254,958)		14,254,958
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $665,820,219)		699,241,925
NET OTHER ASSETS (LIABILITIES) - 0.4%		2,639,169
NET ASSETS - 100%		$ 701,881,094
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 14,257
Fidelity Securities Lending Cash Central Fund	20,957
Total	$ 35,214
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	87.6%
Germany	2.4%
South Africa	2.0%
Canada	1.3%
Netherlands	1.1%
Luxembourg	1.1%
Others (Individually Less Than 1%)	4.5%
100.0%
Income Tax Information
At February 28, 2010, the fund had a capital loss carryforward of approximately $22,356,874 of which $21,745,565 and $611,309 will expire on February 28, 2017 and 2018, respectively.

A capital loss carryforward of approximately $5,315,874 was acquired from Paper and Forest Products Portfolio, of which $4,704,565 and $611,309 will expire on February 28, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Materials Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $7,971,234) - See accompanying schedule: Unaffiliated issuers (cost $651,565,261)	$ 684,986,967
Fidelity Central Funds (cost $14,254,958)	14,254,958
Total Investments (cost $665,820,219)		$ 699,241,925
Receivable for investments sold		9,429,141
Receivable for fund shares sold		1,204,749
Dividends receivable		13,878,046
Distributions receivable from Fidelity Central Funds		6,173
Other receivables		13,338
Total assets		723,773,372

Liabilities
Payable for investments purchased	$ 11,964,462
Payable for fund shares redeemed	1,217,500
Accrued management fee	336,752
Distribution and service plan fees payable	44,935
Other affiliated payables	178,081
Other payables and accrued expenses	25,753
Collateral on securities loaned, at value	8,124,795
Total liabilities		21,892,278

Net Assets		$ 701,881,094
Net Assets consist of:
Paid in capital		$ 694,978,249
Undistributed net investment income		15,719,857
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(42,236,263)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		33,419,251
Net Assets		$ 701,881,094

Statement of Assets and Liabilities - continued

August 31, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($56,186,105 ÷ 1,076,486 shares)	$ 52.19

Maximum offering price per share (100/94.25 of $52.19)	$ 55.37
Class T: Net Asset Value and redemption price per share ($14,872,189 ÷ 286,294 shares)	$ 51.95

Maximum offering price per share (100/96.50 of $51.95)	$ 53.83
Class B: Net Asset Value and offering price per share ($9,927,666 ÷ 193,418 shares)A	$ 51.33

Class C: Net Asset Value and offering price per share ($21,091,747 ÷ 411,484 shares)A	$ 51.26

Materials: Net Asset Value, offering price and redemption price per share ($579,591,884 ÷ 11,080,074 shares)	$ 52.31

Institutional Class: Net Asset Value, offering price and redemption price per share ($20,211,503 ÷ 386,599 shares)	$ 52.28

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Materials Portfolio
Financial Statements - continued

Statement of Operations

Six months ended August 31, 2010 (Unaudited)

Investment Income
Dividends		$ 6,198,980
Special dividends		13,051,756
Income from Fidelity Central Funds		35,214
Total income		19,285,950

Expenses
Management fee	$ 2,096,899
Transfer agent fees	978,865
Distribution and service plan fees	272,668
Accounting and security lending fees	132,779
Custodian fees and expenses	21,788
Independent trustees' compensation	2,076
Registration fees	79,700
Audit	16,463
Legal	1,245
Interest	956
Tax expense	144
Miscellaneous	4,354
Total expenses before reductions	3,607,937
Expense reductions	(47,523)	3,560,414
Net investment income (loss)		15,725,536
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(13,958,001)
Foreign currency transactions	(41,129)
Total net realized gain (loss)		(13,999,130)
Change in net unrealized appreciation (depreciation) on: Investment securities	(15,596,760)
Assets and liabilities in foreign currencies	(902)
Total change in net unrealized appreciation (depreciation)		(15,597,662)
Net gain (loss)		(29,596,792)
Net increase (decrease) in net assets resulting from operations		$ (13,871,256)

Statement of Changes in Net Assets

	Six months ended August 31, 2010 (Unaudited)	Year ended February 28, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 15,725,536	$ 3,695,665
Net realized gain (loss)	(13,999,130)	54,954,095
Change in net unrealized appreciation (depreciation)	(15,597,662)	118,179,943
Net increase (decrease) in net assets resulting from operations	(13,871,256)	176,829,703
Distributions to shareholders from net investment income	(26,985)	(4,024,717)
Distributions to shareholders from net realized gain	(379,797)	-
Total distributions	(406,782)	(4,024,717)
Share transactions - net increase (decrease)	880,796	390,197,683
Redemption fees	62,549	93,068
Total increase (decrease) in net assets	(13,334,693)	563,095,737

Net Assets
Beginning of period	715,215,787	152,120,050
End of period (including undistributed net investment income of $15,719,857 and $21,306, respectively)	$ 701,881,094	$ 715,215,787

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008 M	2007 J
Selected Per-Share Data
Net asset value, beginning of period	$ 52.54	$ 27.65	$ 57.00	$ 51.01	$ 46.90
Income from Investment Operations
Net investment income (loss) E	1.07 H	.30 I	.22	.46	.17
Net realized and unrealized gain (loss)	(1.41)	24.90	(29.46)	8.05	3.93
Total from investment operations	(.34)	25.20	(29.24)	8.51	4.10
Distributions from net investment income	-	(.32)	(.12)	(.32)	-
Distributions from net realized gain	(.01)	-	-	(2.21)	-
Total distributions	(.01)	(.32)	(.12)	(2.53) O	-
Redemption fees added to paid in capital E	- N	.01	.01	.01	.01
Net asset value, end of period	$ 52.19	$ 52.54	$ 27.65	$ 57.00	$ 51.01
Total Return B, C, D	(.65)%	91.25%	(51.30)%	16.79%	8.76%
Ratios to Average Net Assets F, K
Expenses before reductions	1.17% A	1.23%	1.21%	1.21%	1.50% A
Expenses net of fee waivers, if any	1.17% A	1.23%	1.21%	1.21%	1.40% A
Expenses net of all reductions	1.16% A	1.22%	1.20%	1.21%	1.38% A
Net investment income (loss)	4.00% A, H	.65% I	.47%	.83%	1.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 56,186	$ 52,352	$ 10,796	$ 12,522	$ 1,018
Portfolio turnover rate G	108% A	104% L	117%	77%	185%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a special dividend which amounted to $.93 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .51%. IInvestment income per share reflects a special dividend which amounted to $.10 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .43%. JFor the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. LThe portfolio turnover rate does not include the assets acquired in the merger. MFor the year ended February 29. NAmount represents less than $.01 per share. OTotal distributions of $2.53 per share is comprised of distributions from net investment income of $.322 and distributions from net realized gain of $2.210 per share.

Financial Highlights - Class T

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008 M	2007 J
Selected Per-Share Data
Net asset value, beginning of period	$ 52.35	$ 27.56	$ 56.80	$ 50.89	$ 46.90
Income from Investment Operations
Net investment income (loss) E	1.00 H	.16 I	.10	.32	.11
Net realized and unrealized gain (loss)	(1.40)	24.81	(29.32)	8.00	3.87
Total from investment operations	(.40)	24.97	(29.22)	8.32	3.98
Distributions from net investment income	-	(.19)	(.03)	(.21)	-
Distributions from net realized gain	-	-	-	(2.21)	-
Total distributions	-	(.19)	(.03)	(2.42) O	-
Redemption fees added to paid in capital E	- N	.01	.01	.01	.01
Net asset value, end of period	$ 51.95	$ 52.35	$ 27.56	$ 56.80	$ 50.89
Total Return B, C, D	(.76)%	90.70%	(51.43)%	16.45%	8.51%
Ratios to Average Net Assets F, K
Expenses before reductions	1.43% A	1.52%	1.46%	1.46%	1.80% A
Expenses net of fee waivers, if any	1.43% A	1.52%	1.46%	1.46%	1.65% A
Expenses net of all reductions	1.41% A	1.51%	1.46%	1.46%	1.62% A
Net investment income (loss)	3.74% A, H	.35% I	.22%	.57%	1.18% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,872	$ 14,712	$ 4,944	$ 6,850	$ 707
Portfolio turnover rate G	108% A	104% L	117%	77%	185%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a special dividend which amounted to $.93 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .25%. IInvestment income per share reflects a special dividend which amounted to $.10 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .14%. JFor the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. LThe portfolio turnover rate does not include the assets acquired in the merger. MFor the year ended February 29. NAmount represents less than $.01 per share. OTotal distributions of $2.42 per share is comprised of distributions from net investment income of $.207 and distributions from net realized gain of $2.210 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008 M	2007 J
Selected Per-Share Data
Net asset value, beginning of period	$ 51.86	$ 27.35	$ 56.59	$ 50.81	$ 46.90
Income from Investment Operations
Net investment income (loss) E	.86 H	(.07) I	(.12)	.04	.06
Net realized and unrealized gain (loss)	(1.39)	24.61	(29.13)	7.98	3.84
Total from investment operations	(.53)	24.54	(29.25)	8.02	3.90
Distributions from net investment income	-	(.04)	-	(.04)	-
Distributions from net realized gain	-	-	-	(2.21)	-
Total distributions	-	(.04)	-	(2.25) O	-
Redemption fees added to paid in capital E	- N	.01	.01	.01	.01
Net asset value, end of period	$ 51.33	$ 51.86	$ 27.35	$ 56.59	$ 50.81
Total Return B, C, D	(1.02)%	89.79%	(51.67)%	15.89%	8.34%
Ratios to Average Net Assets F, K
Expenses before reductions	1.92% A	2.02%	1.95%	1.97%	2.26% A
Expenses net of fee waivers, if any	1.92% A	2.02%	1.95%	1.97%	2.15% A
Expenses net of all reductions	1.91% A	2.01%	1.95%	1.96%	2.12% A
Net investment income (loss)	3.24% A, H	(.15)% I	(.27)%	.07%	.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,928	$ 9,538	$ 2,601	$ 4,173	$ 662
Portfolio turnover rate G	108% A	104% L	117%	77%	185%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a special dividend which amounted to $.92 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.25)%. IInvestment income per share reflects a special dividend which amounted to $.10 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.36)%. JFor the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. LThe portfolio turnover rate does not include the assets acquired in the merger. MFor the year ended February 29. NAmount represents less than $.01 per share. OTotal distributions of $2.25 per share is comprised of distributions from net investment income of $.043 and distributions from net realized gain of $2.210 per share.

Financial Highlights - Class C

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008 M	2007 J
Selected Per-Share Data
Net asset value, beginning of period	$ 51.79	$ 27.31	$ 56.50	$ 50.81	$ 46.90
Income from Investment Operations
Net investment income (loss) E	.85 H	(.06) I	(.13)	.04	.09
Net realized and unrealized gain (loss)	(1.38)	24.57	(29.07)	7.97	3.81
Total from investment operations	(.53)	24.51	(29.20)	8.01	3.90
Distributions from net investment income	-	(.04)	-	(.12)	-
Distributions from net realized gain	-	-	-	(2.21)	-
Total distributions	-	(.04)	-	(2.33) O	-
Redemption fees added to paid in capital E	- N	.01	.01	.01	.01
Net asset value, end of period	$ 51.26	$ 51.79	$ 27.31	$ 56.50	$ 50.81
Total Return B, C, D	(1.02)%	89.82%	(51.66)%	15.87%	8.34%
Ratios to Average Net Assets F, K
Expenses before reductions	1.93% A	2.01%	1.95%	1.96%	2.31% A
Expenses net of fee waivers, if any	1.93% A	2.01%	1.95%	1.96%	2.15% A
Expenses net of all reductions	1.91% A	2.00%	1.95%	1.96%	2.13% A
Net investment income (loss)	3.24% A, H	(.13)% I	(.27)%	.07%	.89% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,092	$ 20,469	$ 5,509	$ 8,743	$ 547
Portfolio turnover rate G	108% A	104% L	117%	77%	185%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a special dividend which amounted to $.92 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.25)%. IInvestment income per share reflects a special dividend which amounted to $.10 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.35)%. JFor the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. LThe portfolio turnover rate does not include the assets acquired in the merger. MFor the year ended February 29. NAmount represents less than $.01 per share. OTotal distributions of $2.33 per share is comprised of distributions from net investment income of $.124 and distributions from net realized gain of $2.210 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Materials

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008 L	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 52.61	$ 27.66	$ 57.01	$ 50.92	$ 46.35	$ 40.78
Income from Investment Operations
Net investment income (loss) E	1.15 H	.43 I	.38	.64	.42	.32
Net realized and unrealized gain (loss)	(1.42)	24.91	(29.54)	8.01	9.36	6.40
Total from investment operations	(.27)	25.34	(29.16)	8.65	9.78	6.72
Distributions from net investment income	- M	(.40)	(.20)	(.36)	(.48)	(.25)
Distributions from net realized gain	(.03)	-	-	(2.21)	(4.79)	(.93)
Total distributions	(.03)	(.40)	(.20)	(2.57) N	(5.27)	(1.18)
Redemption fees added to paid in capital E	- M	.01	.01	.01	.06	.03
Net asset value, end of period	$ 52.31	$ 52.61	$ 27.66	$ 57.01	$ 50.92	$ 46.35
Total Return B, C, D	(.52)%	91.77%	(51.15)%	17.10%	22.29%	17.01%
Ratios to Average Net Assets F, J
Expenses before reductions	.89% A	.96%	.90%	.91%	1.01%	1.05%
Expenses net of fee waivers, if any	.89% A	.96%	.90%	.90%	.98%	1.05%
Expenses net of all reductions	.87% A	.94%	.90%	.89%	.96%	1.01%
Net investment income (loss)	4.28% A, H	.92% I	.78%	1.14%	.87%	.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 579,592	$ 604,475	$ 127,551	$ 353,185	$ 230,147	$ 169,523
Portfolio turnover rate G	108% A	104% K	117%	77%	185%	124%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the former sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a special dividend which amounted to $.94 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .79%. IInvestment income per share reflects a special dividend which amounted to $.10 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .70%. JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. KThe portfolio turnover rate does not include the assets acquired in the merger. LFor the year ended February 29. MAmount represents less than $.01 per share. NTotal distributions of $2.57 per share is comprised of distributions from net investment income of $.363 and distributions from net realized gain of $2.210 per share.

Financial Highlights - Institutional Class

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008 L	2007 I
Selected Per-Share Data
Net asset value, beginning of period	$ 52.58	$ 27.66	$ 57.00	$ 50.91	$ 46.90
Income from Investment Operations
Net investment income (loss) D	1.15 G	.46 H	.38	.64	.08
Net realized and unrealized gain (loss)	(1.41)	24.89	(29.53)	8.00	3.92
Total from investment operations	(.26)	25.35	(29.15)	8.64	4.00
Distributions from net investment income	(.01)	(.44)	(.20)	(.36)	-
Distributions from net realized gain	(.03)	-	-	(2.21)	-
Total distributions	(.04)	(.44)	(.20)	(2.56) N	-
Redemption fees added to paid in capital D	- M	.01	.01	.01	.01
Net asset value, end of period	$ 52.28	$ 52.58	$ 27.66	$ 57.00	$ 50.91
Total Return B, C	(.51)%	91.79%	(51.15)%	17.08%	8.55%
Ratios to Average Net Assets E, J
Expenses before reductions	.87% A	.94%	.90%	.89%	1.06% A
Expenses net of fee waivers, if any	.87% A	.94%	.90%	.89%	1.06% A
Expenses net of all reductions	.86% A	.93%	.90%	.89%	1.04% A
Net investment income (loss)	4.29% A, G	.94% H	.78%	1.14%	.79% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,212	$ 13,670	$ 719	$ 1,820	$ 119
Portfolio turnover rate F	108% A	104% K	117%	77%	185%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a special dividend which amounted to $.93 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .80%. HInvestment income per share reflects a special dividend which amounted to $.10 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been ..72%. IFor the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. KThe portfolio turnover rate does not include the assets acquired in the merger. LFor the year ended February 29. MAmount represents less than $.01 per share. NTotal distributions of $2.56 per share is comprised of distributions from net investment income of $.355 and distributions from net realized gain of $2.210 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2010 (Unaudited)

1. Organization.

Materials Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class T, Class C, Materials and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, passive foreign investment companies (PFIC), market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 87,689,835
Gross unrealized depreciation	(58,191,159)
Net unrealized appreciation (depreciation)	$ 29,498,676

Tax cost	$ 669,743,249

Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $411,218,374 and $390,821,599, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 71,713	$ 60
Class T	.25%	.25%	38,588	-
Class B	.75%	.25%	51,907	38,930
Class C	.75%	.25%	110,460	45,383
			$ 272,668	$ 84,313

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares (1.00% to .50% prior to July 12, 2010) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 42,456
Class T	5,338
Class B*	10,882
Class C*	5,683
$ 64,359

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 82,591.29
Class T	22,941.30
Class B	15,222.29
Class C	32,780.30
Materials	799,552.26
Institutional Class	25,779.24
	$ 978,865

* Annualized

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $4,562 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 6,741,091.46%		$ 956

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,490 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $20,957.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $47,415 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $108.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2010	Year ended February 28, 2010
From net investment income
Class A	$ -	$ 238,202
Class T	-	47,220
Class B	-	5,848
Class C	-	12,908
Materials	24,058	3,662,178
Institutional Class	2,927	58,361
Total	$ 26,985	$ 4,024,717

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders - continued

	Six months ended August 31, 2010	Year ended February 28, 2010
From net realized gain
Class A	$ 10,674	$ -
Materials	358,147	-
Institutional Class	10,976	-
Total	$ 379,797	$ -

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2010	Year ended February 28, 2010	Six months ended August 31, 2010	Year ended February 28, 2010
Class A
Shares sold	411,175	858,136	$ 22,447,312	$ 40,135,680
Reinvestment of distributions	169	4,377	9,923	220,619
Shares redeemed	(331,208)	(256,610)	(17,455,121)	(11,780,339)
Net increase (decrease)	80,136	605,903	$ 5,002,114	$ 28,575,960
Class T
Shares sold	58,429	167,992	$ 3,167,897	$ 7,326,294
Reinvestment of distributions	-	941	-	45,756
Shares redeemed	(53,138)	(67,330)	(2,828,360)	(3,005,643)
Net increase (decrease)	5,291	101,603	$ 339,537	$ 4,366,407
Class B
Shares sold	54,185	131,820	$ 2,946,230	$ 5,954,562
Reinvestment of distributions	-	103	-	4,824
Shares redeemed	(44,694)	(43,087)	(2,338,501)	(1,785,370)
Net increase (decrease)	9,491	88,836	$ 607,729	$ 4,174,016
Class C
Shares sold	111,815	299,617	$ 6,044,243	$ 13,304,163
Reinvestment of distributions	-	234	-	10,972
Shares redeemed	(95,569)	(106,334)	(4,973,771)	(4,538,206)
Net increase (decrease)	16,246	193,517	$ 1,070,472	$ 8,776,929
Materials
Shares sold	3,697,621	11,253,841	$ 204,610,034	$ 539,188,177
Issued in exchange for shares of Paper and Forest Products Portfolio	-	337,332	-	13,304,373
Reinvestment of distributions	6,152	68,039	360,709	3,440,550
Shares redeemed	(4,114,442)	(4,780,310)	(219,006,402)	(223,285,260)
Net increase (decrease)	(410,669)	6,878,902	$ (14,035,659)	$ 332,647,840
Institutional Class
Shares sold	335,445	269,782	$ 18,531,345	$ 13,383,120
Reinvestment of distributions	202	839	11,869	43,347
Shares redeemed	(209,053)	(36,606)	(10,646,611)	(1,769,936)
Net increase (decrease)	126,594	234,015	$ 7,896,603	$ 11,656,531

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

12. Merger Information.

On June 19, 2009, the Fund acquired all of the assets and assumed all of the liabilities of the Select Paper and Forest Products Portfolio ("Target Fund") pursuant to an agreement and plan of reorganization approved by the Board of Trustees ("The Board") on November 18, 2008. The reorganization provides shareholders access to a larger portfolio with better historical performance and lower expenses. The acquisition was accomplished by an exchange of 337,332 shares of Materials (the original retail class shares of the Fund), for 697,705 shares then outstanding (valued at $19.07) of the Target Fund. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. The Target Fund net assets, including securities of $13,445,190, unrealized depreciation of $3,465,168, cash of $45,230 and net other liabilities of $186,047 were combined with the Fund's net assets of $314,623,676 for total net assets after the acquisition of $327,928,049.

Pro forma results of operations of the combined entity for the entire year ended February 28, 2010, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$ 3,777,997
Total net realized gain (loss)	51,950,136
Total change in net unrealized appreciation (depreciation)	125,269,592
Net increase (decrease) in net assets resulting from operations	$ 180,997,725

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the Fund's accompanying Statement of Operations since June 19, 2009.

Semiannual Report

Telecommunications Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2010 to August 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value March 1, 2010	Ending Account Value August 31, 2010	Expenses Paid During Period* March 1, 2010 to August 31, 2010
Class A	1.19%
Actual		$ 1,000.00	$ 1,064.00	$ 6.19
Hypothetical A		$ 1,000.00	$ 1,019.21	$ 6.06
Class T	1.48%
Actual		$ 1,000.00	$ 1,062.70	$ 7.69
Hypothetical A		$ 1,000.00	$ 1,017.74	$ 7.53
Class B	1.95%
Actual		$ 1,000.00	$ 1,060.10	$ 10.13
Hypothetical A		$ 1,000.00	$ 1,015.38	$ 9.91
Class C	1.94%
Actual		$ 1,000.00	$ 1,060.20	$ 10.07
Hypothetical A		$ 1,000.00	$ 1,015.43	$ 9.86
Telecommunications	.94%
Actual		$ 1,000.00	$ 1,065.40	$ 4.89
Hypothetical A		$ 1,000.00	$ 1,020.47	$ 4.79
Institutional Class	.88%
Actual		$ 1,000.00	$ 1,065.80	$ 4.58
Hypothetical A		$ 1,000.00	$ 1,020.77	$ 4.48

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Telecommunications Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Verizon Communications, Inc.	15.0	12.9
AT&T, Inc.	8.6	13.0
American Tower Corp. Class A	7.5	6.3
Crown Castle International Corp.	6.3	5.9
Qwest Communications International, Inc.	5.8	5.2
Sprint Nextel Corp.	5.4	6.3
CenturyTel, Inc.	4.8	2.5
SBA Communications Corp. Class A	3.9	3.9
NII Holdings, Inc.	3.3	3.7
Windstream Corp.	3.2	0.3
	63.8
Top Industries (% of fund's net assets)
As of August 31, 2010
Diversified Telecommunication Services	46.2%
Wireless Telecommunication Services	39.6%
Media	9.5%
Internet Software & Services	1.5%
Software	0.9%
All Others*	2.3%

As of February 28, 2010
Diversified Telecommunication Services	48.5%
Wireless Telecommunication Services	36.5%
Media	9.4%
Software	1.0%
Communications Equipment	0.3%
All Others*	4.3%

* Includes short-term investments and net other assets.

Semiannual Report

Telecommunications Portfolio

Investments August 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 0.6%
Communications Equipment - 0.6%
Aruba Networks, Inc. (a)	392	$ 7,201
Cisco Systems, Inc. (a)	43,500	872,175
F5 Networks, Inc. (a)	40	3,497
Juniper Networks, Inc. (a)	44,947	1,222,558
Nortel Networks Corp. (a)	8,071	0
Polycom, Inc. (a)	40	1,139
Sandvine Corp. (a)	3,200	4,502
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	600	5,778
		2,116,850
COMPUTERS & PERIPHERALS - 0.0%
Computer Storage & Peripherals - 0.0%
Isilon Systems, Inc. (a)	500	9,975
NetApp, Inc. (a)	20	809
Synaptics, Inc. (a)	450	11,889
		22,673
DIVERSIFIED TELECOMMUNICATION SERVICES - 46.2%
Alternative Carriers - 5.6%
Cable & Wireless Worldwide PLC	5	5
Cogent Communications Group, Inc. (a)	64,802	565,073
Global Crossing Ltd. (a)	302,086	3,715,658
Iliad Group SA	55,144	5,186,006
Level 3 Communications, Inc. (a)	7,976	8,215
PAETEC Holding Corp. (a)	73,600	301,760
tw telecom, inc. (a)	532,857	9,343,648
		19,120,365
Integrated Telecommunication Services - 40.6%
AT&T, Inc.	1,096,319	29,633,503
BT Group PLC	5,351	10,914
Cable & Wireless PLC	5	4
Cbeyond, Inc. (a)	177,698	2,123,491
CenturyTel, Inc.	453,190	16,387,350
China Unicom (Hong Kong) Ltd. sponsored ADR	342,100	4,741,506
Cincinnati Bell, Inc. (a)	225,000	528,750
Deutsche Telekom AG	763	10,048
FairPoint Communications, Inc. (a)	34,149	888
Frontier Communications Corp.	12,732	98,418
Hellenic Telecommunications Organization SA	163	1,112
Qwest Communications International, Inc.	3,513,189	19,849,518
Telecom Italia SpA sponsored ADR	226	3,067
Telenor ASA sponsored ADR	77,000	3,371,830
Verizon Communications, Inc.	1,743,169	51,440,919
Windstream Corp.	963,015	11,108,378
		139,309,696
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		158,430,061

	Shares	Value
ELECTRONIC EQUIPMENT & COMPONENTS - 0.0%
Electronic Manufacturing Services - 0.0%
Trimble Navigation Ltd. (a)	40	$ 1,125
INTERNET SOFTWARE & SERVICES - 1.5%
Internet Software & Services - 1.5%
Google, Inc. Class A (a)	7,500	3,375,150
Rackspace Hosting, Inc. (a)	90,700	1,785,883
SAVVIS, Inc. (a)	99	1,733
		5,162,766
MEDIA - 9.5%
Broadcasting - 0.0%
Ten Network Holdings Ltd. (a)	5	6
Cable & Satellite - 9.5%
Comcast Corp. Class A	408,100	6,986,672
DIRECTV (a)	138,709	5,259,845
Dish TV India Ltd. (a)	5,888	6,341
Kabel Deutschland Holding AG	112,800	3,574,209
Liberty Global, Inc. Class A (a)(d)	164,900	4,538,048
Net Servicos de Comunicacao SA sponsored ADR (a)(d)	268,500	3,418,005
Time Warner Cable, Inc.	51,172	2,640,987
Virgin Media, Inc.	290,600	6,047,386
		32,471,493
Movies & Entertainment - 0.0%
Madison Square Garden, Inc. Class A (a)	525	10,282
TOTAL MEDIA		32,481,781
SOFTWARE - 0.9%
Application Software - 0.9%
Gameloft (a)	671,586	3,038,790
Nuance Communications, Inc. (a)	800	11,744
Synchronoss Technologies, Inc. (a)	3	46
		3,050,580
Home Entertainment Software - 0.0%
Glu Mobile, Inc. (a)	3	3
TOTAL SOFTWARE		3,050,583
WIRELESS TELECOMMUNICATION SERVICES - 39.6%
Wireless Telecommunication Services - 39.6%
America Movil SAB de CV Series L sponsored ADR	300	13,989
American Tower Corp. Class A (a)	548,600	25,707,396
Axiata Group Bhd (a)	2,433,700	3,427,350
Clearwire Corp. Class A (a)(d)	1,476,236	9,462,673
Crown Castle International Corp. (a)	525,683	21,616,085
ICO Global Communications Holdings Ltd. Class A (a)	2,399,277	3,215,031
Idea Cellular Ltd. (a)	3,710	5,644
Leap Wireless International, Inc. (a)(d)	596,158	6,182,158
MetroPCS Communications, Inc. (a)	1,025,106	9,164,448
Common Stocks - continued
	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES - CONTINUED
Wireless Telecommunication Services - continued
MTN Group Ltd.	220,325	$ 3,598,618
NII Holdings, Inc. (a)	311,400	11,288,250
NTELOS Holdings Corp.	632	10,226
PT Indosat Tbk	1,600	779
SBA Communications Corp. Class A (a)	369,382	13,223,876
Sprint Nextel Corp. (a)	4,515,750	18,424,260
Syniverse Holdings, Inc. (a)	66,468	1,367,247
Telephone & Data Systems, Inc.	15,152	437,741
TIM Participacoes SA sponsored ADR (non-vtg.)	55,900	1,598,181
VimpelCom Ltd. ADR (a)	167,900	2,510,105
Vivo Participacoes SA sponsored ADR (d)	116,525	2,796,600
Vodafone Group PLC sponsored ADR	66,400	1,605,552
		135,656,209
TOTAL COMMON STOCKS (Cost $359,108,382)		336,922,048
Money Market Funds - 7.1%
	Shares	Value
Fidelity Cash Central Fund, 0.24% (b)	5,633,147	$ 5,633,147
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c)	18,730,400	18,730,400
TOTAL MONEY MARKET FUNDS (Cost $24,363,547)		24,363,547
TOTAL INVESTMENT PORTFOLIO - 105.4% (Cost $383,471,929)		361,285,595
NET OTHER ASSETS (LIABILITIES) - (5.4)%		(18,586,111)
NET ASSETS - 100%		$ 342,699,484
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,346
Fidelity Securities Lending Cash Central Fund	149,351
Total	$ 157,697
Other Information

The following is a summary of the inputs used, as of August 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 336,922,048	$ 333,472,624	$ 3,449,424	$ -
Money Market Funds	24,363,547	24,363,547	-	-
Total Investments in Securities:	$ 361,285,595	$ 357,836,171	$ 3,449,424	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	87.5%
France	2.4%
Brazil	2.3%
Bermuda	1.8%
Hong Kong	1.4%
Germany	1.1%
South Africa	1.0%
Malaysia	1.0%
Norway	1.0%
Others (Individually Less Than 1%)	0.5%
100.0%
Income Tax Information

At February 28, 2010, the Fund had a capital loss carryforward of approximately $238,175,641 of which $161,866,685, $11,764,473, $52,002,796 and $12,541,687 will expire on February 28, 2011, 2012, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Telecommunications Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $18,057,364) - See accompanying schedule: Unaffiliated issuers (cost $359,108,382)	$ 336,922,048
Fidelity Central Funds (cost $24,363,547)	24,363,547
Total Investments (cost $383,471,929)		$ 361,285,595
Receivable for fund shares sold		673,479
Dividends receivable		63,906
Distributions receivable from Fidelity Central Funds		8,563
Other receivables		86,565
Total assets		362,118,108

Liabilities
Payable for fund shares redeemed	$ 418,139
Accrued management fee	156,801
Distribution and service plan fees payable	4,131
Other affiliated payables	86,513
Other payables and accrued expenses	22,640
Collateral on securities loaned, at value	18,730,400
Total liabilities		19,418,624

Net Assets		$ 342,699,484
Net Assets consist of:
Paid in capital		$ 607,122,945
Undistributed net investment income		3,039,909
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(245,263,656)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(22,199,714)
Net Assets		$ 342,699,484

Statement of Assets and Liabilities - continued

August 31, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($3,284,874 ÷ 82,474 shares)	$ 39.83

Maximum offering price per share (100/94.25 of $39.83)	$ 42.26

Class T: Net Asset Value and redemption price per share ($2,196,964 ÷ 55,328 shares)	$ 39.71

Maximum offering price per share (100/96.50 of $39.71)	$ 41.15

Class B: Net Asset Value and offering price per share ($638,181 ÷ 16,074 shares)A	$ 39.70

Class C: Net Asset Value and offering price per share ($2,286,110 ÷ 57,569 shares)A	$ 39.71

Telecommunications: Net Asset Value, offering price and redemption price per share ($333,047,288 ÷ 8,333,899 shares)	$ 39.96

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,246,067 ÷ 31,204 shares)	$ 39.93

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Telecommunications Portfolio
Financial Statements - continued

Statement of Operations

Six months ended August 31, 2010 (Unaudited)

Investment Income
Dividends		$ 4,371,975
Interest		116
Income from Fidelity Central Funds (including $149,351 from security lending)		157,697
Total income		4,529,788

Expenses
Management fee	$ 890,423
Transfer agent fees	453,182
Distribution and service plan fees	24,188
Accounting and security lending fees	64,234
Custodian fees and expenses	12,839
Independent trustees' compensation	904
Registration fees	47,360
Audit	21,148
Legal	2,531
Miscellaneous	2,346
Total expenses before reductions	1,519,155
Expense reductions	(45,601)	1,473,554
Net investment income (loss)		3,056,234
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	804,762
Foreign currency transactions	7,547
Total net realized gain (loss)		812,309
Change in net unrealized appreciation (depreciation) on: Investment securities	15,540,026
Assets and liabilities in foreign currencies	(1,557)
Total change in net unrealized appreciation (depreciation)		15,538,469
Net gain (loss)		16,350,778
Net increase (decrease) in net assets resulting from operations		$ 19,407,012

Statement of Changes in Net Assets

	Six months ended August 31, 2010 (Unaudited)	Year ended February 28, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,056,234	$ 5,996,295
Net realized gain (loss)	812,309	5,413,597
Change in net unrealized appreciation (depreciation)	15,538,469	79,572,437
Net increase (decrease) in net assets resulting from operations	19,407,012	90,982,329
Distributions to shareholders from net investment income	(1,951,989)	(2,355,415)
Distributions to shareholders from net realized gain	-	(402,567)
Total distributions	(1,951,989)	(2,757,982)
Share transactions - net increase (decrease)	36,245,965	989,027
Redemption fees	7,116	12,272
Total increase (decrease) in net assets	53,708,104	89,225,646

Net Assets
Beginning of period	288,991,380	199,765,734
End of period (including undistributed net investment income of $3,039,909 and undistributed net investment income of $1,935,664, respectively)	$ 342,699,484	$ 288,991,380

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008 J	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 37.64	$ 26.66	$ 42.56	$ 50.89	$ 47.74
Income from Investment Operations
Net investment income (loss) E	.33	.67	.22	.26	- K
Net realized and unrealized gain (loss)	2.08	10.55	(15.60)	(8.08)	3.15
Total from investment operations	2.41	11.22	(15.38)	(7.82)	3.15
Distributions from net investment income	(.22)	(.19)	(.35) N	(.51)	-
Distributions from net realized gain	-	(.05)	(.18) N	-	-
Total distributions	(.22)	(.24) M	(.52) L	(.51)	-
Redemption fees added to paid in capital E,K	-	-	-	-	-
Net asset value, end of period	$ 39.83	$ 37.64	$ 26.66	$ 42.56	$ 50.89
Total Return B, C, D	6.40%	42.07%	(36.16)%	(15.55)%	6.60%
Ratios to Average Net Assets F, I
Expenses before reductions	1.19% A	1.26%	1.21%	1.20%	1.23% A
Expenses net of fee waivers, if any	1.19% A	1.26%	1.21%	1.20%	1.23% A
Expenses net of all reductions	1.17% A	1.24%	1.21%	1.19%	1.22% A
Net investment income (loss)	1.68% A	1.89%	.61%	.49%	(.03)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,285	$ 3,343	$ 2,112	$ 2,791	$ 658
Portfolio turnover rate G	55% A	90%	168%	134%	162%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JFor the year ended February 29. KAmount represents less than $.01 per share. LTotal distributions of $.52 per share is comprised of distributions from net investment income of $.347 and distributions from net realized gain of $.175 per share. MTotal distributions of $.24 per share is comprised of distributions from net investment income of $.187 and distributions from net realized gain of $.048 per share. NThe amount shown reflects certain reclassifications related to book to tax differences.

Financial Highlights - Class T

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008 J	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 37.55	$ 26.68	$ 42.49	$ 50.86	$ 47.74
Income from Investment Operations
Net investment income (loss) E	.27	.57	.12	.12	(.02)
Net realized and unrealized gain (loss)	2.09	10.54	(15.56)	(8.07)	3.14
Total from investment operations	2.36	11.11	(15.44)	(7.95)	3.12
Distributions from net investment income	(.20)	(.22)	(.24) N	(.42)	-
Distributions from net realized gain	-	(.03)	(.13) N	-	-
Total distributions	(.20)	(.24) M	(.37) L	(.42)	-
Redemption fees added to paid in capital E, K	-	-	-	-	-
Net asset value, end of period	$ 39.71	$ 37.55	$ 26.68	$ 42.49	$ 50.86
Total Return B, C, D	6.27%	41.64%	(36.34)%	(15.78)%	6.54%
Ratios to Average Net Assets F, I
Expenses before reductions	1.48% A	1.55%	1.49%	1.46%	1.54% A
Expenses net of fee waivers, if any	1.48% A	1.55%	1.49%	1.46%	1.54% A
Expenses net of all reductions	1.45% A	1.53%	1.48%	1.45%	1.53% A
Net investment income (loss)	1.40% A	1.60%	.33%	.23%	(.24)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,197	$ 2,051	$ 620	$ 1,270	$ 560
Portfolio turnover rate G	55% A	90%	168%	134%	162% A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period December 12, 2006 (commencement of sale of shares) to February 28,2007. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JFor the year ended February 29. KAmount represents less than $.01 per share. LTotal distributions of $.37 per share is comprised of distributions from net investment income of $.244 and distributions from net realized gain of $.127 per share. MTotal distributions of $.24 per share is comprised of distributions from net investment income of $.216 and distributions from net realized gain of $.028 per share. NThe amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008 J	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 37.60	$ 26.71	$ 42.42	$ 50.80	$ 47.74
Income from Investment Operations
Net investment income (loss) E	.18	.40	(.05)	(.14)	(.05)
Net realized and unrealized gain (loss)	2.08	10.54	(15.49)	(8.04)	3.11
Total from investment operations	2.26	10.94	(15.54)	(8.18)	3.06
Distributions from net investment income	(.16)	(.04)	(.11) N	(.20)	-
Distributions from net realized gain	-	(.01)	(.06) N	-	-
Total distributions	(.16)	(.05) M	(.17) L	(.20)	-
Redemption fees added to paid in capital E, K	-	-	-	-	-
Net asset value, end of period	$ 39.70	$ 37.60	$ 26.71	$ 42.42	$ 50.80
Total Return B, C, D	6.01%	40.97%	(36.64)%	(16.18)%	6.41%
Ratios to Average Net Assets F, I
Expenses before reductions	1.95% A	2.01%	1.97%	1.95%	2.05% A
Expenses net of fee waivers, if any	1.95% A	2.01%	1.97%	1.95%	2.05% A
Expenses net of all reductions	1.92% A	2.00%	1.96%	1.94%	2.05% A
Net investment income (loss)	.93% A	1.13%	(.15)%	(.26)%	(.49)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 638	$ 641	$ 363	$ 741	$ 291
Portfolio turnover rate G	55% A	90%	168%	134%	162%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JFor the year ended February 29. KAmount represents less than $.01 per share. LTotal distributions of $.17 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.063 per share. MTotal distributions of $.05 per share is comprised of distributions from net investment income of $.044 and distributions from net realized gain of $.009 per share. NThe amount shown reflects certain reclassifications due to book to tax differences.

Financial Highlights - Class C

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008 J	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 37.61	$ 26.76	$ 42.42	$ 50.81	$ 47.74
Income from Investment Operations
Net investment income (loss) E	.18	.41	(.05)	(.14)	(.07)
Net realized and unrealized gain (loss)	2.09	10.56	(15.50)	(8.03)	3.14
Total from investment operations	2.27	10.97	(15.55)	(8.17)	3.07
Distributions from net investment income	(.17)	(.10)	(.07) N	(.22)	-
Distributions from net realized gain	-	(.02)	(.05) N	-	-
Total distributions	(.17)	(.12) M	(.11) L	(.22)	-
Redemption fees added to paid in capital E, K	-	-	-	-	-
Net asset value, end of period	$ 39.71	$ 37.61	$ 26.76	$ 42.42	$ 50.81
Total Return B, C, D	6.02%	41.00%	(36.64)%	(16.17)%	6.43%
Ratios to Average Net Assets F, I
Expenses before reductions	1.94% A	2.01%	1.97%	1.95%	2.07% A
Expenses net of fee waivers, if any	1.94% A	2.01%	1.97%	1.95%	2.07% A
Expenses net of all reductions	1.91% A	2.00%	1.96%	1.94%	2.06% A
Net investment income (loss)	.93% A	1.13%	(.14)%	(.26)%	(.65)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,286	$ 2,151	$ 371	$ 902	$ 332
Portfolio turnover rate G	55% A	90%	168%	134%	162%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JFor the year ended February 29. KAmount represents less than $.01 per share. LTotal distributions of $.11 per share is comprised of distributions from net investment income of $.068 and distributions from net realized gain of $.046 per share. MTotal distributions of $.12 per share is comprised of distributions from net investment income of $.098 and distributions from net realized gain of $.023 per share. NThe amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Telecommunications

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008 J	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 37.73	$ 26.74	$ 42.70	$ 50.91	$ 41.97	$ 34.83
Income from Investment Operations
Net investment income (loss) E	.38	.76	.30	.43	.61 H	.36
Net realized and unrealized gain (loss)	2.09	10.59	(15.65)	(8.12)	8.85	7.11
Total from investment operations	2.47	11.35	(15.35)	(7.69)	9.46	7.47
Distributions from net investment income	(.24)	(.31)	(.41) N	(.52)	(.53)	(.33)
Distributions from net realized gain	-	(.05)	(.20) N	-	-	-
Total distributions	(.24)	(.36) M	(.61) L	(.52)	(.53)	(.33)
Redemption fees added to paid in capital E	- K	- K	- K	- K	.01	- K
Net asset value, end of period	$ 39.96	$ 37.73	$ 26.74	$ 42.70	$ 50.91	$ 41.97
Total Return B, C, D	6.54%	42.43%	(36.00)%	(15.30)%	22.69%	21.54%
Ratios to Average Net Assets F, I
Expenses before reductions	.94% A	.99%	.97%	.91%	.99%	1.05%
Expenses net of fee waivers, if any	.94% A	.99%	.97%	.90%	.97%	1.05%
Expenses net of all reductions	.91% A	.98%	.96%	.90%	.97%	.96%
Net investment income (loss)	1.94% A	2.15%	.85%	.79%	1.34% H	.96%
Supplemental Data
Net assets, end of period (000 omitted)	$ 333,047	$ 279,704	$ 196,231	$ 334,565	$ 624,427	$ 402,334
Portfolio turnover rate G	55% A	90%	168%	134%	162%	148%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the former sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a special dividend which amounted to $.11 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.09%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JFor the year ended February 29. KAmount represents less than $.01 per share. LTotal distributions of $.61 per share is comprised of distributions from net investment income of $.408 and distributions from net realized gain of $.202 per share. MTotal distributions of $.36 per share is comprised of distributions from net investment income of $.310 and distributions from net realized gain of $.048 per share. NThe amount shown reflects certain reclassifications related to book to tax differences.

Financial Highlights - Institutional Class

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008 I	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 37.69	$ 26.73	$ 42.65	$ 50.91	$ 47.74
Income from Investment Operations
Net investment income (loss) D	.39	.84	.34	.45	.16
Net realized and unrealized gain (loss)	2.09	10.55	(15.67)	(8.09)	3.01
Total from investment operations	2.48	11.39	(15.33)	(7.64)	3.17
Distributions from net investment income	(.24)	(.38)	(.40) M	(.62)	-
Distributions from net realized gain	-	(.05)	(.20) M	-	-
Total distributions	(.24)	(.43) L	(.59) K	(.62)	-
Redemption fees added to paid in capital D, J	-	-	-	-	-
Net asset value, end of period	$ 39.93	$ 37.69	$ 26.73	$ 42.65	$ 50.91
Total Return B, C	6.58%	42.59%	(35.99)%	(15.23)%	6.64%
Ratios to Average Net Assets E, H
Expenses before reductions	.88% A	.86%	.91%	.83%	.98% A
Expenses net of fee waivers, if any	.88% A	.86%	.91%	.83%	.98% A
Expenses net of all reductions	.85% A	.84%	.90%	.83%	.97% A
Net investment income (loss)	2.00% A	2.29%	.91%	.86%	1.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,246	$ 1,101	$ 68	$ 256	$ 114
Portfolio turnover rate F	55% A	90%	168%	134%	162%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IFor the year ended February 29. JAmount represents less than $.01 per share. KTotal distributions of $.59 per share is comprised of distributions from net investment income of $.395 and distributions from net realized gain of $.197 per share. LTotal distributions of $.43 per share is comprised of distributions from net investment income of $.379 and distributions from net realized gain of $.051 per share. MThe amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2010 (Unaudited)

1. Organization.

Telecommunications Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class T, Class C, Telecommunications, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties, and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, deferred trustees compensation, capital loss carryforwards, expiring capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 28,839,394
Gross unrealized depreciation	(57,306,788)
Net unrealized appreciation (depreciation)	$ (28,467,394)

Tax cost	$ 389,752,989

Semiannual Report

3. Significant Accounting Policies - continued

Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $128,205,768 and $84,102,798, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	25%	$ 4,136	$ 136
Class T	25%	25%	5,586	-
Class B	75%	25%	3,342	2,507
Class C	75%	25%	11,124	4,847
			$ 24,188	$ 7,490

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,791
Class T	526
Class B*	564
Class C*	185
$ 3,066

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 4,799.29
Class T	3,622.32
Class B	975.29
Class C	3,191.29
Telecommunications	439,331.28
Institutional Class	1,264.22
	$ 453,182

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,777 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $612 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $45,594 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $7.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2010	Year ended February 28, 2010
From net investment income
Class A	$ 19,472	$ 15,094
Class T	11,221	11,817
Class B	2,768	821
Class C	9,324	5,697
Telecommunications	1,902,415	2,311,098
Institutional Class	6,789	10,888
Total	$ 1,951,989	$ 2,355,415
From net realized gain
Class A	$ -	$ 4,245
Class T	-	827
Class B	-	139
Class C	-	504
Telecommunications	-	396,621
Institutional Class	-	231
Total	$ -	$ 402,567

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2010	Year ended February 28, 2010	Six months ended August 31, 2010	Year ended February 28, 2010
Class A
Shares sold	14,950	88,778	$ 593,236	$ 3,085,616
Reinvestment of distributions	440	476	17,759	17,722
Shares redeemed	(21,732)	(79,650)	(857,535)	(2,900,645)
Net increase (decrease)	(6,342)	9,604	$ (246,540)	$ 202,693
Class T
Shares sold	7,982	45,905	$ 313,997	$ 1,589,430
Reinvestment of distributions	275	314	11,080	12,167
Shares redeemed	(7,556)	(14,845)	(295,326)	(532,433)
Net increase (decrease)	701	31,374	$ 29,751	$ 1,069,164
Class B
Shares sold	2,643	15,431	$ 104,289	$ 522,557
Reinvestment of distributions	59	22	2,404	836
Shares redeemed	(3,678)	(11,987)	(146,061)	(408,765)
Net increase (decrease)	(976)	3,466	$ (39,368)	$ 114,628
Class C
Shares sold	9,531	62,598	$ 376,549	$ 2,159,620
Reinvestment of distributions	172	129	6,960	5,000
Shares redeemed	(9,319)	(19,418)	(365,622)	(702,765)
Net increase (decrease)	384	43,309	$ 17,887	$ 1,461,855
Telecommunications
Shares sold	1,907,009	3,331,732	$ 75,427,820	$ 111,276,252
Reinvestment of distributions	45,302	68,653	1,834,713	2,606,513
Shares redeemed	(1,032,208)	(3,325,834)	(40,854,423)	(116,676,048)
Net increase (decrease)	920,103	74,551	$ 36,408,110	$ (2,793,283)
Institutional Class
Shares sold	20,864	35,372	$ 820,823	$ 1,243,451
Reinvestment of distributions	23	37	940	1,435
Shares redeemed	(18,908)	(8,744)	(745,638)	(310,916)
Net increase (decrease)	1,979	26,665	$ 76,125	$ 933,970

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Consumer Staples Portfolio
Gold Portfolio
Materials Portfolio
Telecommunications Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of fund shareholders and that the compensation to be received by Fidelity under the management contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of each fund.

Resources Dedicated to Investment Management and Support Services. The Board and the equity research subcommittee of the Board's Fund Oversight Committee reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. The Board noted FMR's continued focus on strengthening the organization and discipline of equity portfolio management and research.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Semiannual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance for each class, as well as each fund's relative investment performance for each class measured over multiple periods against a third-party-sponsored index that reflects the market sector in which the fund invests. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare any of the funds' performance.

For Consumer Staples Portfolio, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, as available, the cumulative total returns of the retail class and Class B of the fund, and the cumulative total returns of a third-party-sponsored index ("benchmark"). The returns of the retail class and Class B show the performance of the highest performing class (based on five-year performance) and the lowest performing class (based on three-year performance), respectively.

For each of Gold Portfolio, Materials Portfolio, and Telecommunications Portfolio, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, as available, the cumulative total returns of the retail class and Class C of the fund, and the cumulative total returns of a third-party-sponsored index ("benchmark"). The returns of the retail class and Class C show the performance of the highest performing class (based on five-year performance) and the lowest performing class (based on three-year performance), respectively.

Consumer Staples Portfolio

The Board noted that the investment performance of the retail class of the fund compared favorably to its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Gold Portfolio

The Board noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the one- and three-year periods, although the fund's five-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Materials Portfolio

The Board noted that the investment performance of the retail class of the fund compared favorably to its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Telecommunications Portfolio

The Board noted that the investment performance of the retail class of the fund compared favorably to its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 8% means that 92% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Consumer Staples Portfolio

Gold Portfolio

Semiannual Report

Materials Portfolio

Telecommunications Portfolio

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of the total expenses of each class of each fund, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each class of each of Consumer Staples Portfolio and Gold Portfolio ranked below its competitive median for 2009.

For each of Materials Portfolio and Telecommunications Portfolio, the Board noted that the total expenses of each of Class A, Class B, Class C, Institutional Class, and the retail class ranked below its competitive median for 2009 and the total expenses of Class T ranked above its competitive median for 2009. The Board considered that the total expenses for Class T were above the median primarily because its 12b-1 fee is higher than the typical front-end load class. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the total expenses of each class of each fund were reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that each fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year and length of portfolio manager tenure for different categories of funds over time; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, the rationale for the compensation structure, and how the compensation structure provides appropriate performance incentives; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) management and other fees paid by FMR to affiliated sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds; (vii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; (viii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (ix) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

ASGMT-USAN-1010
1.855653.103

Fidelity Advisor
Focus Funds®
Institutional Class

Fidelity Advisor Consumer Staples Fund

Fidelity Advisor Gold Fund

Fidelity Advisor Materials Fund

Fidelity Advisor Telecommunications Fund

Each Advisor fund listed above is a class
of the Fidelity® Select Portfolios®.

Semiannual Report

August 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders
Consumer Staples	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Gold	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Consolidated Investments
	<Click Here>	Consolidated Financial Statements
	<Click Here>	Notes to the Consolidated Financial Statements
Materials	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Telecommunications	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

A yearlong uptrend in global equity markets reversed course in late April 2010 when investor sentiment turned bearish due in great measure to concern that Europe's debt crisis would expand and slow or derail economic recovery. However, a bounceback in July helped to recover some of the ground that was lost. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Consumer Staples Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2010 to August 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value March 1, 2010	Ending Account Value August 31, 2010	Expenses Paid During Period* March 1, 2010 to August 31, 2010
Class A	1.11%
Actual		$ 1,000.00	$ 988.90	$ 5.56
HypotheticalA		$ 1,000.00	$ 1,019.61	$ 5.65
Class T	1.40%
Actual		$ 1,000.00	$ 987.40	$ 7.01
HypotheticalA		$ 1,000.00	$ 1,018.15	$ 7.12
Class B	1.91%
Actual		$ 1,000.00	$ 984.90	$ 9.56
HypotheticalA		$ 1,000.00	$ 1,015.58	$ 9.70
Class C	1.86%
Actual		$ 1,000.00	$ 985.20	$ 9.31
HypotheticalA		$ 1,000.00	$ 1,015.83	$ 9.45
Consumer Staples	.87%
Actual		$ 1,000.00	$ 990.20	$ 4.36
HypotheticalA		$ 1,000.00	$ 1,020.82	$ 4.43
Institutional Class	.85%
Actual		$ 1,000.00	$ 990.20	$ 4.26
HypotheticalA		$ 1,000.00	$ 1,020.92	$ 4.33

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Consumer Staples Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Procter & Gamble Co.	12.1	14.6
The Coca-Cola Co.	11.4	5.8
PepsiCo, Inc.	5.5	4.3
Altria Group, Inc.	5.0	3.9
Wal-Mart Stores, Inc.	4.9	4.6
British American Tobacco PLC sponsored ADR	4.9	5.0
Walgreen Co.	4.7	4.3
CVS Caremark Corp.	4.0	6.4
Avon Products, Inc.	3.9	3.6
Molson Coors Brewing Co. Class B	3.0	3.0
	59.4
Top Industries (% of fund's net assets)
As of August 31, 2010
Beverages	31.1%
Food & Staples Retailing	19.8%
Household Products	14.5%
Tobacco	12.8%
Food Products	12.0%
All Others*	9.8%

As of February 28, 2010
Beverages	24.8%
Food & Staples Retailing	22.0%
Household Products	17.9%
Food Products	13.1%
Tobacco	11.5%
All Others*	10.7%

* Includes short-term investments and net other assets.

Semiannual Report

Consumer Staples Portfolio

Investments August 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
BEVERAGES - 31.1%
Brewers - 6.2%
Anadolu Efes Biracilik ve Malt Sanayiive Malt Sanayii SA	241,611	$ 3,243,418
Anheuser-Busch InBev SA NV	578,946	30,118,210
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	57,900	6,408,951
Molson Coors Brewing Co. Class B	847,104	36,899,850
		76,670,429
Distillers & Vintners - 5.4%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	2,139,572	35,645,270
Diageo PLC sponsored ADR	474,039	31,049,555
		66,694,825
Soft Drinks - 19.5%
Coca-Cola Bottling Co. Consolidated	126,353	6,283,535
Coca-Cola Enterprises, Inc.	260,479	7,413,232
Coca-Cola FEMSA SAB de CV sponsored ADR	84,829	6,368,113
Coca-Cola Icecek AS	322,332	3,377,193
Cott Corp. (a)	21,000	145,154
Embotelladora Andina SA sponsored ADR (d)	230,041	6,287,021
Fomento Economico Mexicano SAB de CV sponsored ADR	64,187	3,125,907
PepsiCo, Inc.	1,052,506	67,549,835
The Coca-Cola Co.	2,525,915	141,249,167
		241,799,157
TOTAL BEVERAGES		385,164,411
BIOTECHNOLOGY - 0.1%
Biotechnology - 0.1%
Martek Biosciences (a)	67,700	1,477,214
FOOD & STAPLES RETAILING - 19.8%
Drug Retail - 8.7%
CVS Caremark Corp.	1,824,184	49,252,968
Walgreen Co.	2,173,986	58,436,744
		107,689,712
Food Distributors - 0.5%
Sysco Corp.	243,632	6,697,444
Food Retail - 4.5%
Koninklijke Ahold NV	468,847	5,773,043
Kroger Co.	1,691,768	33,378,583
Safeway, Inc.	417,200	7,843,360
Susser Holdings Corp. (a)	273,077	3,170,424
The Pantry, Inc. (a)	278,249	5,236,646
		55,402,056

	Shares	Value
Hypermarkets & Super Centers - 6.1%
BJ's Wholesale Club, Inc. (a)	358,354	$ 15,036,534
Wal-Mart Stores, Inc.	1,208,699	60,604,168
		75,640,702
TOTAL FOOD & STAPLES RETAILING		245,429,914
FOOD PRODUCTS - 12.0%
Agricultural Products - 3.4%
Archer Daniels Midland Co.	615,217	18,936,379
Bunge Ltd.	269,408	14,278,624
Corn Products International, Inc.	40,086	1,368,135
Origin Agritech Ltd. (a)	95,200	679,728
SLC Agricola SA	357,500	3,275,167
Viterra, Inc. (a)	404,400	3,185,895
		41,723,928
Packaged Foods & Meats - 8.6%
Ausnutria Dairy Hunan Co. Ltd. (H Shares) (d)	3,021,000	1,378,672
Brasil Foods SA	2,000	26,419
Calavo Growers, Inc.	155,242	3,047,400
Cermaq ASA	290,600	2,995,259
Cosan Ltd. Class A	111,100	1,170,994
Danone	50,520	2,715,259
Dean Foods Co. (a)	1,991,946	20,377,608
Lindt & Spruengli AG (d)	129	3,407,343
Mead Johnson Nutrition Co. Class A	104,496	5,453,646
Nestle SA	557,340	28,877,151
Smart Balance, Inc. (a)	67,600	246,064
Smithfield Foods, Inc. (a)	189,452	3,055,861
Tyson Foods, Inc. Class A	106,650	1,746,927
Unilever NV unit	1,082,560	29,001,782
Want Want China Holdings Ltd.	3,822,000	3,090,460
		106,590,845
TOTAL FOOD PRODUCTS		148,314,773
HOTELS, RESTAURANTS & LEISURE - 0.5%
Restaurants - 0.5%
Domino's Pizza, Inc. (a)	222,529	2,852,822
Sonic Corp. (a)	385,700	2,958,319
		5,811,141
HOUSEHOLD DURABLES - 0.1%
Housewares & Specialties - 0.1%
Tupperware Brands Corp.	21,400	841,876
HOUSEHOLD PRODUCTS - 14.5%
Household Products - 14.5%
Colgate-Palmolive Co.	246,834	18,226,223
Energizer Holdings, Inc. (a)	194,903	12,288,634
Procter & Gamble Co.	2,507,393	149,616,137
		180,130,994
Common Stocks - continued
	Shares	Value
PERSONAL PRODUCTS - 4.3%
Personal Products - 4.3%
Avon Products, Inc.	1,658,345	$ 48,257,840
China-Biotics, Inc. (a)(d)	153,257	1,978,548
Natura Cosmeticos SA	129,500	3,157,314
		53,393,702
PHARMACEUTICALS - 3.0%
Pharmaceuticals - 3.0%
Johnson & Johnson	641,516	36,579,242
Perrigo Co.	1,000	56,990
		36,636,232
TOBACCO - 12.8%
Tobacco - 12.8%
Altria Group, Inc.	2,758,967	61,580,143
British American Tobacco PLC sponsored ADR	891,841	60,591,677
KT&G Corp.	63,578	3,234,576
Philip Morris International, Inc.	580,554	29,863,698
Souza Cruz Industria Comerico	73,200	3,414,722
		158,684,816
TOTAL COMMON STOCKS (Cost $1,174,550,757)		1,215,885,073
Money Market Funds - 2.1%
	Shares	Value
Fidelity Cash Central Fund, 0.24% (b)	21,268,126	$ 21,268,126
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c)	5,239,657	5,239,657
TOTAL MONEY MARKET FUNDS (Cost $26,507,783)		26,507,783
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $1,201,058,540)	1,242,392,856
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(3,743,672)
NET ASSETS - 100%	$ 1,238,649,184
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 25,989
Fidelity Securities Lending Cash Central Fund	110,686
Total	$ 136,675
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	79.1%
United Kingdom	7.4%
Netherlands	2.8%
Switzerland	2.6%
Belgium	2.4%
Brazil	1.3%
Bermuda	1.2%
Others (Individually Less Than 1%)	3.2%
100.0%
Income Tax Information

At February 28, 2010, the Fund had a capital loss carryforward of approximately $2,242,566 all of which will expire on February 28, 2017. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Consumer Staples Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $5,132,000) - See accompanying schedule: Unaffiliated issuers (cost $1,174,550,757)	$ 1,215,885,073
Fidelity Central Funds (cost $26,507,783)	26,507,783
Total Investments (cost $1,201,058,540)		$ 1,242,392,856
Receivable for investments sold		518,450
Receivable for fund shares sold		1,270,979
Dividends receivable		3,419,271
Distributions receivable from Fidelity Central Funds		30,023
Other receivables		3,318
Total assets		1,247,634,897

Liabilities
Payable for investments purchased	$ 1,360,426
Payable for fund shares redeemed	1,336,095
Accrued management fee	592,587
Distribution and service plan fees payable	124,534
Other affiliated payables	291,740
Other payables and accrued expenses	40,676
Collateral on securities loaned, at value	5,239,655
Total liabilities		8,985,713

Net Assets		$ 1,238,649,184
Net Assets consist of:
Paid in capital		$ 1,178,465,533
Undistributed net investment income		12,810,420
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		6,031,413
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		41,341,818
Net Assets		$ 1,238,649,184

Statement of Assets and Liabilities - continued

August 31, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($147,418,114 ÷ 2,443,408 shares)	$ 60.33

Maximum offering price per share (100/94.25 of $60.33)	$ 64.01
Class T: Net Asset Value and redemption price per share ($28,451,243 ÷ 474,354 shares)	$ 59.98

Maximum offering price per share (100/96.50 of $59.98)	$ 62.16
Class B: Net Asset Value and offering price per share ($19,654,858 ÷ 330,569 shares)A	$ 59.46

Class C: Net Asset Value and offering price per share ($75,108,424 ÷ 1,264,398 shares)A	$ 59.40

Consumer Staples: Net Asset Value, offering price and redemption price per share ($811,313,977 ÷ 13,375,773 shares)	$ 60.66

Institutional Class: Net Asset Value, offering price and redemption price per share ($156,702,568 ÷ 2,586,563 shares)	$ 60.58

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended August 31, 2010 (Unaudited)

Investment Income
Dividends		$ 18,947,453
Income from Fidelity Central Funds		136,675
Total income		19,084,128

Expenses
Management fee	$ 3,548,503
Transfer agent fees	1,599,644
Distribution and service plan fees	752,091
Accounting and security lending fees	203,828
Custodian fees and expenses	56,711
Independent trustees' compensation	3,527
Registration fees	62,960
Audit	20,397
Legal	2,179
Miscellaneous	9,435
Total expenses before reductions	6,259,275
Expense reductions	(18,737)	6,240,538
Net investment income (loss)		12,843,590
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	22,050,580
Foreign currency transactions	(34,063)
Total net realized gain (loss)		22,016,517
Change in net unrealized appreciation (depreciation) on: Investment securities	(48,310,145)
Assets and liabilities in foreign currencies	8,379
Total change in net unrealized appreciation (depreciation)		(48,301,766)
Net gain (loss)		(26,285,249)
Net increase (decrease) in net assets resulting from operations		$ (13,441,659)

Statement of Changes in Net Assets

	Six months ended August 31, 2010 (Unaudited)	Year ended February 28, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 12,843,590	$ 17,630,422
Net realized gain (loss)	22,016,517	34,351,921
Change in net unrealized appreciation (depreciation)	(48,301,766)	298,589,963
Net increase (decrease) in net assets resulting from operations	(13,441,659)	350,572,306
Distributions to shareholders from net investment income	(1,472,088)	(15,962,478)
Share transactions - net increase (decrease)	(16,029,877)	33,089,434
Redemption fees	25,533	34,831
Total increase (decrease) in net assets	(30,918,091)	367,734,093

Net Assets
Beginning of period	1,269,567,275	901,833,182
End of period (including undistributed net investment income of $12,810,420 and undistributed net investment income of $1,438,918, respectively)	$ 1,238,649,184	$ 1,269,567,275

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008 J	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 61.06	$ 43.94	$ 63.13	$ 58.16	$ 56.89
Income from Investment Operations
Net investment income (loss) E	.58	.84	.67	.53	(.01)
Net realized and unrealized gain (loss)	(1.25)	17.02	(19.19)	7.29	1.28
Total from investment operations	(.67)	17.86	(18.52)	7.82	1.27
Distributions from net investment income	(.06)	(.74)	(.66)	(.42)	-
Distributions from net realized gain	-	-	(.02)	(2.44)	-
Total distributions	(.06)	(.74)	(.68) L	(2.86)	-
Redemption fees added to paid in capital E	- K	- K	.01	.01	- K
Net asset value, end of period	$ 60.33	$ 61.06	$ 43.94	$ 63.13	$ 58.16
Total Return B, C, D	(1.11)%	40.66%	(29.43)%	13.38%	2.23%
Ratios to Average Net Assets F, I
Expenses before reductions	1.11% A	1.13%	1.19%	1.19%	1.29% A
Expenses net of fee waivers, if any	1.11% A	1.13%	1.19%	1.19%	1.29% A
Expenses net of all reductions	1.11% A	1.13%	1.18%	1.19%	1.28% A
Net investment income (loss)	1.90% A	1.51%	1.27%	.83%	(.11)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 147,418	$ 162,370	$ 121,193	$ 23,796	$ 986
Portfolio turnover rate G	59% A	69%	70%	71%	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the year ended February 29. K Amount represents less than $.01 per share. L Total distributions of $.68 per share is comprised of distributions from net investment income of $.655 and distributions from net realized gain of $.024 per share.

Financial Highlights - Class T

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008 J	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 60.77	$ 43.75	$ 62.93	$ 58.06	$ 56.89
Income from Investment Operations
Net investment income (loss) E	.49	.66	.53	.36	(.01)
Net realized and unrealized gain (loss)	(1.25)	16.95	(19.12)	7.29	1.18
Total from investment operations	(.76)	17.61	(18.59)	7.65	1.17
Distributions from net investment income	(.03)	(.59)	(.60)	(.35)	-
Distributions from net realized gain	-	-	-	(2.44)	-
Total distributions	(.03)	(.59)	(.60) L	(2.79)	-
Redemption fees added to paid in capital E	- K	- K	.01	.01	- K
Net asset value, end of period	$ 59.98	$ 60.77	$ 43.75	$ 62.93	$ 58.06
Total Return B, C, D	(1.26)%	40.24%	(29.61)%	13.11%	2.06%
Ratios to Average Net Assets F, I
Expenses before reductions	1.40% A	1.44%	1.46%	1.46%	1.61% A
Expenses net of fee waivers, if any	1.40% A	1.44%	1.46%	1.46%	1.61% A
Expenses net of all reductions	1.40% A	1.44%	1.46%	1.46%	1.60% A
Net investment income (loss)	1.61% A	1.21%	.99%	.56%	(.11)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 28,451	$ 29,662	$ 22,624	$ 6,298	$ 529
Portfolio turnover rate G	59% A	69%	70%	71%	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the year ended February 29. K Amount represents less than $.01 per share. L Total distributions of $.60 per share is comprised of distributions from net investment income of $.599 and distributions from net realized gain of $.000 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008 J	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 60.37	$ 43.53	$ 62.69	$ 58.00	$ 56.89
Income from Investment Operations
Net investment income (loss) E	.33	.37	.26	.04	(.07)
Net realized and unrealized gain (loss)	(1.24)	16.82	(19.01)	7.27	1.18
Total from investment operations	(.91)	17.19	(18.75)	7.31	1.11
Distributions from net investment income	-	(.35)	(.42)	(.19)	-
Distributions from net realized gain	-	-	-	(2.44)	-
Total distributions	-	(.35)	(.42) L	(2.63)	-
Redemption fees added to paid in capital E	- K	- K	.01	.01	- K
Net asset value, end of period	$ 59.46	$ 60.37	$ 43.53	$ 62.69	$ 58.00
Total Return B, C, D	(1.51)%	39.48%	(29.96)%	12.53%	1.95%
Ratios to Average Net Assets F, I
Expenses before reductions	1.91% A	1.97%	1.96%	1.96%	2.09% A
Expenses net of fee waivers, if any	1.91% A	1.97%	1.96%	1.96%	2.09% A
Expenses net of all reductions	1.91% A	1.97%	1.96%	1.96%	2.09% A
Net investment income (loss)	1.10% A	.68%	.50%	.06%	(.59)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,655	$ 21,099	$ 14,929	$ 4,884	$ 226
Portfolio turnover rate G	59% A	69%	70%	71%	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the year ended February 29. K Amount represents less than $.01 per share. L Total distributions of $.42 per share is comprised of distributions from net investment income of $.418 and distributions from net realized gain of $.000 per share.

Financial Highlights - Class C

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008 J	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 60.29	$ 43.46	$ 62.61	$ 57.99	$ 56.89
Income from Investment Operations
Net investment income (loss) E	.35	.41	.28	.06	(.08)
Net realized and unrealized gain (loss)	(1.24)	16.80	(19.00)	7.28	1.18
Total from investment operations	(.89)	17.21	(18.72)	7.34	1.10
Distributions from net investment income	-	(.38)	(.44)	(.29)	-
Distributions from net realized gain	-	-	-	(2.44)	-
Total distributions	-	(.38)	(.44) L	(2.73)	-
Redemption fees added to paid in capital E	- K	- K	.01	.01	- K
Net asset value, end of period	$ 59.40	$ 60.29	$ 43.46	$ 62.61	$ 57.99
Total Return B, C, D	(1.48)%	39.59%	(29.94)%	12.58%	1.93%
Ratios to Average Net Assets F, I
Expenses before reductions	1.86% A	1.90%	1.93%	1.93%	2.14% A
Expenses net of fee waivers, if any	1.86% A	1.90%	1.93%	1.93%	2.14% A
Expenses net of all reductions	1.85% A	1.89%	1.93%	1.92%	2.14% A
Net investment income (loss)	1.16% A	.75%	.52%	.09%	(.66)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 75,108	$ 73,829	$ 54,902	$ 19,791	$ 178
Portfolio turnover rate G	59% A	69%	70%	71%	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the year ended February 29. K Amount represents less than $.01 per share. L Total distributions of $.44 per share is comprised of distributions from net investment income of $.443 and distributions from net realized gain of $0.00 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Consumer Staples

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008 I	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 61.34	$ 44.14	$ 63.25	$ 58.13	$ 52.18	$ 51.42
Income from Investment Operations
Net investment income (loss) E	.66	.96	.88	.71	.56	.50
Net realized and unrealized gain (loss)	(1.26)	17.11	(19.31)	7.30	8.88	3.25
Total from investment operations	(.60)	18.07	(18.43)	8.01	9.44	3.75
Distributions from net investment income	(.08)	(.87)	(.67)	(.46)	(.32)	(.44)
Distributions from net realized gain	-	-	(.03)	(2.44)	(3.18)	(2.56)
Total distributions	(.08)	(.87)	(.69) K	(2.90)	(3.50)	(3.00)
Redemption fees added to paid in capital E	- J	- J	.01	.01	.01	.01
Net asset value, end of period	$ 60.66	$ 61.34	$ 44.14	$ 63.25	$ 58.13	$ 52.18
Total Return B, C, D	(.98)%	40.96%	(29.23)%	13.72%	18.43%	7.50%
Ratios to Average Net Assets F, H
Expenses before reductions	.87% A	.92%	.91%	.91%	1.01%	1.04%
Expenses net of fee waivers, if any	.87% A	.92%	.91%	.90%	.99%	1.04%
Expenses net of all reductions	.87% A	.91%	.90%	.90%	.98%	1.03%
Net investment income (loss)	2.14% A	1.73%	1.55%	1.12%	.99%	.97%
Supplemental Data
Net assets, end of period (000 omitted)	$ 811,314	$ 946,455	$ 657,263	$ 655,224	$ 374,930	$ 125,007
Portfolio turnover rate G	59% A	69%	70%	71%	99%	75%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the year ended February 29. J Amount represents less than $.01 per share. K Total distributions of $.69 per share is comprised of distributions from net investment income of $.668 and distributions from net realized gain of $.025 per share.

Financial Highlights - Institutional Class

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008 I	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 61.26	$ 44.07	$ 63.22	$ 58.12	$ 56.89
Income from Investment Operations
Net investment income (loss) D	.66	.98	.82	.74	.07
Net realized and unrealized gain (loss)	(1.25)	17.09	(19.23)	7.30	1.16
Total from investment operations	(.59)	18.07	(18.41)	8.04	1.23
Distributions from net investment income	(.09)	(.88)	(.73)	(.51)	-
Distributions from net realized gain	-	-	(.03)	(2.44)	-
Total distributions	(.09)	(.88)	(.75) K	(2.95)	-
Redemption fees added to paid in capital D	- J	- J	.01	.01	- J
Net asset value, end of period	$ 60.58	$ 61.26	$ 44.07	$ 63.22	$ 58.12
Total Return B, C	(.98)%	41.03%	(29.22)%	13.77%	2.16%
Ratios to Average Net Assets E, H
Expenses before reductions	.85% A	.86%	.91%	.85%	1.00% A
Expenses net of fee waivers, if any	.85% A	.86%	.91%	.85%	1.00% A
Expenses net of all reductions	.85% A	.86%	.91%	.84%	1.00% A
Net investment income (loss)	2.16% A	1.78%	1.54%	1.17%	.57% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 156,703	$ 36,152	$ 30,922	$ 10,384	$ 132
Portfolio turnover rate F	59% A	69%	70%	71%	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the year ended February 29. J Amount represents less than $.01 per share. K Total distributions of $.75 per share is comprised of distributions from net investment income of $.726 and distributions from net realized gain of $.025 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2010 (Unaudited)

1. Organization.

Consumer Staples Portfolio (the Fund) is a fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Consumer Staples and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 101,800,579
Gross unrealized depreciation	(71,206,163)
Net unrealized appreciation (depreciation)	$ 30,594,416

Tax cost	$ 1,211,798,440

Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, aggregated $384,283,147 and $365,603,537, respectively.

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 195,144	$ 0
Class T	.25%	.25%	73,616	0
Class B	.75%	.25%	103,173	77,380
Class C	.75%	.25%	380,158	78,348
			$ 752,091	$ 155,728

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares (1.00% to .50% prior to July 12, 2010) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 37,207
Class T	5,870
Class B*	20,546
Class C*	6,354
$ 69,977

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 188,945.24
Class T	42,481.29
Class B	30,484.30
Class C	91,584.24
Consumer Staples	1,162,005.25
Institutional Class	84,145.24
	$ 1,599,644

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates -continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $8,714 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,524 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $110,686.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $18,686 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $51.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2010	Year ended February 28, 2010
From net investment income
Class A	$ 144,351	$ 2,068,687
Class T	13,105	279,551
Class B	6	121,683
Class C	-	461,837
Consumer Staples	1,264,097	12,515,444
Institutional Class	50,529	515,276
Total	$ 1,472,088	$ 15,962,478

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2010	Year ended February 28, 2010	Six months ended August 31, 2010	Year ended February 28, 2010
Class A
Shares sold	309,485	1,132,943	$ 18,947,749	$ 59,482,737
Reinvestment of distributions	2,064	31,495	132,036	1,903,559
Shares redeemed	(527,205)	(1,263,286)	(32,231,006)	(70,043,896)
Net increase (decrease)	(215,656)	(98,848)	$ (13,151,221)	$ (8,657,600)
Class T
Shares sold	43,091	173,895	$ 2,635,441	$ 9,112,154
Reinvestment of distributions	191	4,329	12,189	262,823
Shares redeemed	(57,039)	(207,203)	(3,478,336)	(10,599,980)
Net increase (decrease)	(13,757)	(28,979)	$ (830,706)	$ (1,225,003)
Class B
Shares sold	30,577	104,786	$ 1,857,648	$ 5,439,880
Reinvestment of distributions	-	1,610	6	97,230
Shares redeemed	(49,515)	(99,879)	(2,995,654)	(5,370,134)
Net increase (decrease)	(18,938)	6,517	$ (1,138,000)	$ 166,976
Class C
Shares sold	185,963	378,183	$ 11,268,136	$ 19,816,576
Reinvestment of distributions	-	5,180	-	312,378
Shares redeemed	(146,036)	(422,141)	(8,793,456)	(22,614,834)
Net increase (decrease)	39,927	(38,778)	$ 2,474,680	$ (2,485,880)
Consumer Staples
Shares sold	2,153,690	6,969,074	$ 132,545,194	$ 390,940,582
Reinvestment of distributions	18,897	198,030	1,214,334	11,983,104
Shares redeemed	(4,226,385)	(6,628,713)	(257,525,046)	(351,735,799)
Net increase (decrease)	(2,053,798)	538,391	$ (123,765,518)	$ 51,187,887
Institutional Class
Shares sold	2,178,182	333,805	$ 131,436,346	$ 17,656,120
Reinvestment of distributions	376	4,184	24,155	251,491
Shares redeemed	(182,114)	(449,527)	(11,079,613)	(23,804,557)
Net increase (decrease)	1,996,444	(111,538)	$ 120,380,888	$ (5,896,946)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Gold Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2010 to August 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value March 1, 2010	Ending Account Value August 31, 2010	Expenses Paid During Period* March 1, 2010 to August 31, 2010
Class A	1.16%
Actual		$ 1,000.00	$ 1,217.00	$ 6.48
Hypothetical A		$ 1,000.00	$ 1,019.36	$ 5.90
Class T	1.43%
Actual		$ 1,000.00	$ 1,215.50	$ 7.99
Hypothetical A		$ 1,000.00	$ 1,018.00	$ 7.27
Class B	1.92%
Actual		$ 1,000.00	$ 1,212.50	$ 10.71
Hypothetical A		$ 1,000.00	$ 1,015.53	$ 9.75
Class C	1.89%
Actual		$ 1,000.00	$ 1,212.70	$ 10.54
Hypothetical A		$ 1,000.00	$ 1,015.68	$ 9.60
Gold	.91%
Actual		$ 1,000.00	$ 1,218.70	$ 5.09
Hypothetical A		$ 1,000.00	$ 1,020.62	$ 4.63
Institutional Class	.85%
Actual		$ 1,000.00	$ 1,219.00	$ 4.75
Hypothetical A		$ 1,000.00	$ 1,020.92	$ 4.33

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Gold Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Barrick Gold Corp.	10.1	4.9
Goldcorp, Inc.	10.0	9.8
Newcrest Mining Ltd.	10.0	10.2
Newmont Mining Corp.	8.1	7.8
AngloGold Ashanti Ltd. sponsored ADR	6.3	7.2
Agnico-Eagle Mines Ltd. (Canada)	5.3	6.1
Randgold Resources Ltd. sponsored ADR	4.6	5.2
Kinross Gold Corp.	4.2	4.9
Eldorado Gold Corp.	3.9	3.5
Gold Fields Ltd. sponsored ADR	3.0	2.9
	65.5
Top Industries (% of fund's net assets)
As of August 31, 2010
Gold	96.5%
Precious Metals & Minerals	2.2%
Coal & Consumable Fuels	0.6%
Construction & Farm Machinery & Heavy Trucks	0.2%
Diversified Metals & Mining	0.1%
All Others*	0.4%

As of February 28, 2010
Gold	92.6%
Precious Metals & Minerals	4.5%
Coal & Consumable Fuels	0.4%
Diversified Metals & Mining	0.1%
Oil & Gas Exploration & Production	0.0%
All Others*	2.4%

* Includes short-term investments and net other assets.

Semiannual Report

Gold Portfolio

Consolidated Investments August 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.7%
	Shares	Value
Australia - 12.6%
METALS & MINING - 12.6%
Gold - 12.6%
Andean Resources Ltd. (a)	5,267,514	$ 23,367,260
Andean Resources Ltd. (a)(e)	791,300	3,510,292
Avoca Resources Ltd. (a)	2,602,745	6,903,000
Centamin Egypt Ltd. (a)	4,197,000	11,459,245
CGA Mining Ltd. (a)	10,000	19,320
Dominion Mining Ltd. (d)	1,042,906	2,051,292
Intrepid Mines Ltd. (a)	3,468,042	2,407,515
Kingsgate Consolidated NL	1,703,138	15,188,244
Medusa Mining Ltd.	2,124,107	7,561,821
Mineral Deposits Ltd. (a)	6,273,709	5,192,749
Newcrest Mining Ltd. (d)	12,265,322	406,626,087
Perseus Mining Ltd. (a)	3,989,308	9,763,831
Perseus Mining Ltd. (a)	1,300,000	3,206,565
Resolute Mining Ltd. (a)	3,986,661	2,980,428
St Barbara Ltd. (a)	28,348,060	8,199,676
Troy Resources NL (a)(e)	2,300,000	5,177,022
		513,614,347
Bailiwick of Jersey - 4.6%
METALS & MINING - 4.6%
Gold - 4.6%
Randgold Resources Ltd. sponsored ADR (d)	2,023,667	187,168,961
Bermuda - 0.0%
METALS & MINING - 0.0%
Gold - 0.0%
Continental Gold Ltd. (a)	100	516
Precious Metals & Minerals - 0.0%
Aquarius Platinum Ltd. (United Kingdom)	236,752	1,013,199
TOTAL METALS & MINING		1,013,715
Canada - 53.8%
METALS & MINING - 53.8%
Diversified Metals & Mining - 0.1%
Clifton Star Resources, Inc. (a)	25,000	96,131
Kimber Resources, Inc. (a)	16,100	13,288
Kimber Resources, Inc. (a)(e)	5,832,000	4,813,280
		4,922,699
Gold - 52.0%
Agnico-Eagle Mines Ltd. (Canada)	3,324,400	216,503,010
Alamos Gold, Inc.	2,143,800	34,099,740
Anatolia Minerals Development Ltd. (a)	95,000	645,064
Argonaut Gold Ltd. (a)	409,800	1,114,579
Aurizon Mines Ltd. (a)	2,294,600	15,257,879
Avion Gold Corp. (a)	5,020,000	2,589,449
B2Gold Corp. (a)(d)	2,817,400	5,020,455
Barrick Gold Corp. (d)	8,760,419	410,394,309
Canaco Resources, Inc. (a)	450,000	894,725

	Shares	Value
Centerra Gold, Inc.	1,711,400	$ 24,027,815
Colossus Minerals, Inc. (a)	715,000	5,458,476
Corvus Gold, Inc.	138,350	98,613
Detour Gold Corp. (a)	123,000	3,674,138
Detour Gold Corp. (a)(e)	785,900	23,475,653
Eldorado Gold Corp. (d)	8,065,213	158,392,085
Etruscan Resources, Inc. (a)	1,216,800	524,950
Etruscan Resources, Inc. (a)(e)	1,549,400	668,440
Etruscan Resources, Inc. warrants 11/2/10 (a)(e)	774,700	3,633
European Goldfields Ltd. (a)	1,919,600	17,139,125
Exeter Resource Corp. (a)	233,000	1,538,401
Extorre Gold Mines Ltd. (a)	233,000	845,683
Franco-Nevada Corp.	1,618,400	48,282,583
Fronteer Gold, Inc. (a)	835,000	6,202,298
Gammon Gold, Inc. (a)	1,937,500	13,882,767
Goldcorp, Inc.	9,166,900	406,653,571
Golden Star Resources Ltd. Cda (a)(d)	3,375,769	15,861,761
Gran Colombia Gold Corp. (a)	6,000,000	1,856,975
Great Basin Gold Ltd. (a)(d)	5,087,900	10,879,636
Great Basin Gold Ltd. warrants 10/15/10 (a)	850,000	526,143
Greystar Resources Ltd. (a)	1,099,200	4,082,375
Guyana Goldfields, Inc. (a)	883,000	7,693,383
Guyana Goldfields, Inc. (a)(e)	155,000	1,350,481
IAMGOLD Corp.	5,232,000	98,138,335
International Minerals Corp. (a)	114,400	471,011
International Tower Hill Mines Ltd.	276,700	1,725,726
Jaguar Mining, Inc. (a)(d)	1,095,500	6,452,277
Keegan Resources, Inc. (a)	30,000	196,108
Kinross Gold Corp. (d)	10,023,600	169,496,373
Kirkland Lake Gold, Inc. (a)	290,500	2,362,143
Lake Shore Gold Corp. (a)	1,750,000	6,220,399
Minefinders Corp. Ltd. (a)	923,000	8,518,002
New Gold, Inc. (a)	5,476,800	34,671,419
New Gold, Inc. warrants 4/3/12 (a)(e)	2,928,500	109,862
Northgate Minerals Corp. (a)	3,609,900	10,901,644
Novagold Resources, Inc. (a)	1,458,200	10,858,718
Osisko Mining Corp. (a)	817,000	10,872,900
Osisko Mining Corp. (a)(e)	3,000,000	39,924,971
Premier Gold Mines Ltd. (a)	906,200	4,742,411
Primero Mining Corp. (a)	1,000	4,802
Rainy River Resources Ltd. (a)	55,000	355,920
Red Back Mining, Inc. (a)	3,143,100	93,828,720
Red Back Mining, Inc. (a)(e)	270,000	8,060,117
Romarco Minerals, Inc. (a)	1,820,000	3,055,381
Rubicon Minerals Corp. (a)	1,796,352	7,412,848
San Gold Corp. (a)	1,751,400	6,603,168
Seabridge Gold, Inc. (a)	621,105	18,657,994
SEMAFO, Inc. (a)	2,016,100	16,525,875
Torex Gold Resources, Inc. (a)	230,000	278,265
Common Stocks - continued
	Shares	Value
Canada - continued
METALS & MINING - CONTINUED
Gold - continued
Ventana Gold Corp. (a)	1,065,800	$ 8,516,404
Yamana Gold, Inc.	10,760,900	108,996,689
		2,117,596,677
Precious Metals & Minerals - 1.7%
Orko Silver Corp. (a)	346,000	564,633
Pan American Silver Corp.	999,987	24,769,685
Pan American Silver Corp. warrants 12/7/14 (a)	232,460	1,082,240
Silver Standard Resources, Inc. (a)	1,061,800	18,698,306
Silver Wheaton Corp. (a)	1,060,000	23,909,027
Tahoe Resources, Inc.	1,000	7,550
		69,031,441
TOTAL METALS & MINING		2,191,550,817
Cayman Islands - 0.1%
METALS & MINING - 0.1%
Gold - 0.1%
Real Gold Mining Ltd. (a)	2,925,000	4,391,881
China - 1.2%
METALS & MINING - 1.2%
Gold - 1.2%
Zhaojin Mining Industry Co. Ltd. (H Shares)	9,124,500	23,870,158
Zijin Mining Group Co. Ltd. (H Shares)	38,312,000	26,497,135
		50,367,293
Peru - 0.5%
METALS & MINING - 0.5%
Precious Metals & Minerals - 0.5%
Compania de Minas Buenaventura SA sponsored ADR	495,000	20,463,300
Russia - 0.8%
METALS & MINING - 0.8%
Gold - 0.8%
Polyus Gold OJSC sponsored ADR	1,252,566	31,376,778
Precious Metals & Minerals - 0.0%
Polymetal JSC GDR (Reg. S) (a)	63,300	751,371
TOTAL METALS & MINING		32,128,149

	Shares	Value
South Africa - 10.7%
METALS & MINING - 10.7%
Gold - 10.7%
AngloGold Ashanti Ltd. sponsored ADR	6,109,452	$ 258,368,725
Gold Fields Ltd. sponsored ADR	8,528,659	120,083,519
Harmony Gold Mining Co. Ltd.	1,484,000	15,198,187
Harmony Gold Mining Co. Ltd. sponsored ADR (d)	4,001,800	40,738,324
		434,388,755
Precious Metals & Minerals - 0.0%
Anglo Platinum Ltd. (a)	5,000	413,752
TOTAL METALS & MINING		434,802,507
United Kingdom - 0.9%
METALS & MINING - 0.9%
Diversified Metals & Mining - 0.0%
Kazakhmys PLC	40,000	709,275
Gold - 0.9%
Petropavlovsk PLC	2,155,000	35,204,155
TOTAL METALS & MINING		35,913,430
United States of America - 10.5%
CONSTRUCTION & ENGINEERING - 0.0%
Construction & Engineering - 0.0%
Fluor Corp.	45,000	2,009,700
MACHINERY - 0.2%
Construction & Farm Machinery & Heavy Trucks - 0.2%
Bucyrus International, Inc. Class A	145,000	8,336,050
METALS & MINING - 9.7%
Diversified Metals & Mining - 0.0%
Walter Energy, Inc.	5,000	360,200
Gold - 9.7%
Allied Nevada Gold Corp. (a)	897,800	21,053,410
Newmont Mining Corp.	5,393,050	330,701,826
Royal Gold, Inc.	749,413	36,773,696
US Gold Corp. (a)(d)	1,165,900	6,027,703
		394,556,635
Precious Metals & Minerals - 0.0%
Paramount Gold & Silver Corp. (a)	10,000	13,100
Steel - 0.0%
Carpenter Technology Corp.	25,000	775,250
TOTAL METALS & MINING		395,705,185
OIL, GAS & CONSUMABLE FUELS - 0.6%
Coal & Consumable Fuels - 0.6%
Alpha Natural Resources, Inc. (a)	300,400	11,153,852
Common Stocks - continued
	Shares	Value
United States of America - continued
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Coal & Consumable Fuels - continued
Arch Coal, Inc.	15,000	$ 337,650
Massey Energy Co.	398,000	11,442,500
		22,934,002
TOTAL UNITED STATES OF AMERICA		428,984,937
TOTAL COMMON STOCKS (Cost $2,828,227,882)		3,900,399,337
Commodities - 3.9%
	Troy Ounces
Gold Bullion (a) (Cost $107,529,500)	125,500	156,705,575
Money Market Funds - 15.9%

Fidelity Cash Central Fund, 0.24% (b)	12,133,462	12,133,462
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c)	636,351,413	636,351,413
TOTAL MONEY MARKET FUNDS (Cost $648,484,875)		648,484,875
TOTAL INVESTMENT PORTFOLIO - 115.5% (Cost $3,584,242,257)		4,705,589,787
NET OTHER ASSETS (LIABILITIES) - (15.5)%		(631,032,969)
NET ASSETS - 100%		$ 4,074,556,818
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $87,093,751 or 2.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 50,677
Fidelity Securities Lending Cash Central Fund	306,165
Total	$ 356,842
Other Affiliated Issuers
Consolidated Subsidiary	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Select Gold Cayman Ltd.	$ 207,130,454	$ 283,333	$ 68,101,750	$ -	$ 156,665,620
Other Information

The following is a summary of the inputs used, as of August 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments:
Common Stocks	$ 3,900,399,337	$ 3,882,290,938	$ 18,104,766	$ 3,633
Commodities	156,705,575	156,705,575	-	-
Money Market Funds	648,484,875	648,484,875	-	-
Total Investments:	$ 4,705,589,787	$ 4,687,481,388	$ 18,104,766	$ 3,633
The following is a reconciliation of Investments for which Level 3 inputs were used in determining value:
Investments:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(3,729)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	7,362
Transfers out of Level 3	-
Ending Balance	$ 3,633
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2010	$ (3,729)

The information used in the above reconciliation represents fiscal year to date activity for any Investments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Consolidated Statement of Operations.

Income Tax Information

At February 28, 2010, the Fund had a capital loss carryforward of approximately $12,954,352 all of which will expire on February 28, 2017. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Gold Portfolio

Consolidated Financial Statements

Consolidated Statement of Assets and Liabilities

	August 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $614,485,487) - See accompanying schedule: Unaffiliated issuers (cost $2,828,227,882)	$ 3,900,399,337
Fidelity Central Funds (cost $648,484,875)	648,484,875
Commodities (cost $107,529,500)	156,705,575
Total Investments (cost $3,584,242,257)		$ 4,705,589,787
Cash		3,922
Receivable for investments sold		209,090,885
Receivable for fund shares sold		13,297,438
Dividends receivable		2,526,920
Distributions receivable from Fidelity Central Funds		89,874
Receivable from investment adviser for expense reductions		38,872
Other receivables		18,999
Total assets		4,930,656,697

Liabilities
Payable for investments purchased	$ 209,321,020
Payable for fund shares redeemed	7,354,649
Accrued management fee	1,838,591
Distribution and service plan fees payable	103,094
Other affiliated payables	1,016,724
Other payables and accrued expenses	114,388
Collateral on securities loaned, at value	636,351,413
Total liabilities		856,099,879

Net Assets		$ 4,074,556,818
Net Assets consist of:
Paid in capital		$ 2,981,294,776
Accumulated net investment loss		(6,971,444)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(21,106,488)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,121,339,974
Net Assets		$ 4,074,556,818

Consolidated Statement of Assets and Liabilities - continued

August 31, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($116,536,024 ÷ 2,384,376 shares)	$ 48.87

Maximum offering price per share (100/94.25 of $48.87)	$ 51.85
Class T: Net Asset Value and redemption price per share ($35,297,052 ÷ 725,696 shares)	$ 48.64

Maximum offering price per share (100/96.50 of $48.64)	$ 50.40
Class B: Net Asset Value and offering price per share ($24,739,387 ÷ 515,574 shares)A	$ 47.98

Class C: Net Asset Value and offering price per share ($61,129,016 ÷ 1,277,670 shares)A	$ 47.84

Gold: Net Asset Value, offering price and redemption price per share ($3,752,751,997 ÷ 76,047,615 shares)	$ 49.35

Institutional Class: Net Asset Value, offering price and redemption price per share ($84,103,342 ÷ 1,707,200 shares)	$ 49.26

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Consolidated Statement of Operations

Six months ended August 31, 2010 (Unaudited)

Investment Income
Dividends		$ 9,104,282
Interest		24
Income from Fidelity Central Funds		356,842
Total income		9,461,148

Expenses
Management fee	$ 10,151,715
Transfer agent fees	5,076,317
Distribution and service plan fees	554,720
Accounting and security lending fees	746,129
Custodian fees and expenses	223,759
Independent trustees' compensation	9,662
Registration fees	128,402
Audit	30,373
Legal	5,353
Miscellaneous	23,709
Total expenses before reductions	16,950,139
Expense reductions	(518,466)	16,431,673
Net investment income (loss)		(6,970,525)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investments:
Unaffiliated issuers	120,681,475
Commodities	13,308,350
Foreign currency transactions	4,014
Total net realized gain (loss)		133,993,839
Change in net unrealized appreciation (depreciation) on: Investments	549,844,797
Assets and liabilities in foreign currencies	(1,264)
Commodities	4,314,025
Total change in net unrealized appreciation (depreciation)		554,157,558
Net gain (loss)		688,151,397
Net increase (decrease) in net assets resulting from operations		$ 681,180,872

Consolidated Statement of Changes in Net Assets

	Six months ended August 31, 2010 (Unaudited)	Year ended February 28, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (6,970,525)	$ (11,767,758)
Net realized gain (loss)	133,993,839	141,739,537
Change in net unrealized appreciation (depreciation)	554,157,558	582,559,218
Net increase (decrease) in net assets resulting from operations	681,180,872	712,530,997
Distributions to shareholders from net realized gain	(29,437,325)	(56,010,412)
Share transactions - net increase (decrease)	379,311,540	418,234,847
Redemption fees	167,710	514,829
Total increase (decrease) in net assets	1,031,222,797	1,075,270,261

Net Assets
Beginning of period	3,043,334,021	1,968,063,760
End of period (including accumulated net investment loss of $6,971,444 and accumulated net investment loss of $919, respectively)	$ 4,074,556,818	$ 3,043,334,021

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Consolidated Financial Highlights - Class A

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008 J	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 40.50	$ 30.45	$ 46.19	$ 36.53	$ 36.60
Income from Investment Operations
Net investment income (loss) E	(.14)	(.25)	(.15)	(.15)	(.01)
Net realized and unrealized gain (loss)	8.89	11.00	(15.44)	15.00	(.07)
Total from investment operations	8.75	10.75	(15.59)	14.85	(.08)
Distributions from net investment income	-	-	-	(.19)	-
Distributions from net realized gain	(.38)	(.71)	(.17)	(5.01)	-
Total distributions	(.38)	(.71)	(.17)	(5.20)	-
Redemption fees added to paid in capital E	- K	.01	.02	.01	.01
Net asset value, end of period	$ 48.87	$ 40.50	$ 30.45	$ 46.19	$ 36.53
Total Return B, C, D	21.70%	35.19%	(33.81)%	44.59%	(.19)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.17% A	1.21%	1.21%	1.17%	1.13% A
Expenses net of fee waivers, if any	1.16% A	1.19%	1.19%	1.17%	1.13% A
Expenses net of all reductions	1.14% A	1.17%	1.15%	1.13%	1.10% A
Net investment income (loss)	(.61)% A	(.63)%	(.45)%	(.37)%	(.18)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 116,536	$ 82,413	$ 39,144	$ 26,620	$ 1,857
Portfolio turnover rate G	32% A	46%	42%	55%	85%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JFor the year ended February 29. KAmount represents less than $.01 per share.

Consolidated Financial Highlights - Class T

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008 J	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 40.34	$ 30.36	$ 46.17	$ 36.49	$ 36.60
Income from Investment Operations
Net investment income (loss) E	(.20)	(.36)	(.24)	(.25)	(.03)
Net realized and unrealized gain (loss)	8.86	10.96	(15.42)	15.05	(.09)
Total from investment operations	8.66	10.60	(15.66)	14.80	(.12)
Distributions from net investment income	-	-	-	(.16)	-
Distributions from net realized gain	(.36)	(.63)	(.17)	(4.97)	-
Total distributions	(.36)	(.63)	(.17)	(5.13)	-
Redemption fees added to paid in capital E	- K	.01	.02	.01	.01
Net asset value, end of period	$ 48.64	$ 40.34	$ 30.36	$ 46.17	$ 36.49
Total Return B, C, D	21.55%	34.79%	(33.98)%	44.45%	(.30)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.44% A	1.51%	1.47%	1.43%	1.46% A
Expenses net of fee waivers, if any	1.43% A	1.49%	1.45%	1.43%	1.46% A
Expenses net of all reductions	1.41% A	1.47%	1.41%	1.39%	1.43% A
Net investment income (loss)	(.88)% A	(.93)%	(.71)%	(.63)%	(.40)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 35,297	$ 26,256	$ 15,284	$ 11,334	$ 1,093
Portfolio turnover rate G	32% A	46%	42%	55%	85%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JFor the year ended February 29. KAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Consolidated Financial Highlights - Class B

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008 J	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 39.87	$ 30.08	$ 45.97	$ 36.46	$ 36.60
Income from Investment Operations
Net investment income (loss) E	(.30)	(.55)	(.40)	(.45)	(.07)
Net realized and unrealized gain (loss)	8.74	10.84	(15.34)	14.95	(.08)
Total from investment operations	8.44	10.29	(15.74)	14.50	(.15)
Distributions from net investment income	-	-	-	(.16)	-
Distributions from net realized gain	(.33)	(.51)	(.17)	(4.84)	-
Total distributions	(.33)	(.51)	(.17)	(5.00)	-
Redemption fees added to paid in capital E	- K	.01	.02	.01	.01
Net asset value, end of period	$ 47.98	$ 39.87	$ 30.08	$ 45.97	$ 36.46
Total Return B, C, D	21.25%	34.12%	(34.30)%	43.53%	(.38)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.93% A	2.00%	1.97%	1.93%	1.96% A
Expenses net of fee waivers, if any	1.92% A	1.98%	1.95%	1.93%	1.96% A
Expenses net of all reductions	1.90% A	1.96%	1.89%	1.90%	1.93% A
Net investment income (loss)	(1.37)% A	(1.42)%	(1.20)%	(1.14)%	(.93)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,739	$ 18,340	$ 8,421	$ 6,869	$ 902
Portfolio turnover rate G	32% A	46%	42%	55%	85%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JFor the year ended February 29. KAmount represents less than $.01 per share.

Consolidated Financial Highlights - Class C

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008J	2007H
Selected Per-Share Data
Net asset value, beginning of period	$ 39.75	$ 30.00	$ 45.85	$ 36.44	$ 36.60
Income from Investment Operations
Net investment income (loss)E	(.29)	(.53)	(.39)	(.45)	(.07)
Net realized and unrealized gain (loss)	8.72	10.80	(15.30)	14.91	(.10)
Total from investment operations	8.43	10.27	(15.69)	14.46	(.17)
Distributions from net investment income	-	-	-	(.17)	-
Distributions from net realized gain	(.34)	(.53)	(.17)	(4.89)	-
Total distributions	(.34)	(.53)	(.17)	(5.06)	-
Redemption fees added to paid in capitalE	-K	.01	.01	.01	.01
Net asset value, end of period	$ 47.84	$ 39.75	$ 30.00	$ 45.85	$ 36.44
Total ReturnB, C, D	21.27%	34.15%	(34.30)%	43.49%	(.44)%
Ratios to Average Net AssetsF, I
Expenses before reductions	1.91% A	1.97%	1.97%	1.92%	2.02%A
Expenses net of fee waivers, if any	1.89% A	1.95%	1.95%	1.92%	2.02%A
Expenses net of all reductions	1.87% A	1.93%	1.89%	1.89%	1.99%A
Net investment income (loss)	(1.34)% A	(1.39)%	(1.20)%	(1.12)%	(1.03)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 61,129	$ 38,624	$ 17,544	$ 10,835	$ 437
Portfolio turnover rateG	32% A	46%	42%	55%	85%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JFor the year ended February 29. KAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Consolidated Financial Highlights - Gold

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008 J	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 40.85	$ 30.67	$ 46.37	$ 36.54	$ 35.91	$ 27.46
Income from Investment Operations
Net investment income (loss) E	(.08)	(.16)	(.04)	(.02)	.22 H	.04
Net realized and unrealized gain (loss)	8.98	11.10	(15.51)	15.05	5.49	12.21
Total from investment operations	8.90	10.94	(15.55)	15.03	5.71	12.25
Distributions from net investment income	-	-	-	(.18)	(.02)	(.02)
Distributions from net realized gain	(.40)	(.77)	(.17)	(5.03)	(5.10)	(3.84)
Total distributions	(.40)	(.77)	(.17)	(5.21)	(5.12)	(3.86)
Redemption fees added to paid in capital E	- K	.01	.02	.01	.04	.06
Net asset value, end of period	$ 49.35	$ 40.85	$ 30.67	$ 46.37	$ 36.54	$ 35.91
Total Return B, C, D	21.87%	35.52%	(33.59)%	45.10%	16.19%	48.84%
Ratios to Average Net Assets F, I
Expenses before reductions	.93% A	.98%	.89%	.85%	.90%	.97%
Expenses net of fee waivers, if any	.91% A	.96%	.87%	.85%	.90%	.97%
Expenses net of all reductions	.90% A	.94%	.86%	.81%	.87%	.82%
Net investment income (loss)	(.36)% A	(.40)%	(.13)%	(.05)%	.62% H	.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,752,752	$ 2,839,664	$ 1,881,600	$ 2,381,114	$ 1,473,400	$ 1,325,665
Portfolio turnover rate G	32% A	46%	42%	55%	85%	108%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the former sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a special dividend which amounted to $.08 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .40%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JFor the year ended February 29. KAmount represents less than $.01 per share.

Consolidated Financial Highlights - Institutional Class

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008 I	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 40.77	$ 30.65	$ 46.34	$ 36.54	$ 36.60
Income from Investment Operations
Net investment income (loss) D	(.07)	(.15)	(.05)	(.01)	.01
Net realized and unrealized gain (loss)	8.96	11.08	(15.49)	15.03	(.08)
Total from investment operations	8.89	10.93	(15.54)	15.02	(.07)
Distributions from net investment income	-	-	-	(.19)	-
Distributions from net realized gain	(.40)	(.82)	(.17)	(5.04)	-
Total distributions	(.40)	(.82)	(.17)	(5.23)	-
Redemption fees added to paid in capital D	- J	.01	.02	.01	.01
Net asset value, end of period	$ 49.26	$ 40.77	$ 30.65	$ 46.34	$ 36.54
Total Return B, C	21.90%	35.50%	(33.59)%	45.10%	(.16)%
Ratios to Average Net Assets E, H
Expenses before reductions	.87% A	.95%	.91%	.83%	.94% A
Expenses net of fee waivers, if any	.85% A	.93%	.89%	.83%	.94% A
Expenses net of all reductions	.84% A	.91%	.86%	.79%	.91% A
Net investment income (loss)	(.30)% A	(.37)%	(.14)%	(.03)%	.12% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 84,103	$ 38,037	$ 6,070	$ 3,174	$ 385
Portfolio turnover rate F	32% A	46%	42%	55%	85%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IFor the year ended February 29. JAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Consolidated Financial Statements

For the period ended August 31, 2010 (Unaudited)

1. Organization.

Gold Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class T, Class C, Gold and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investment in Subsidiary.

The Fund may invest in certain precious metals through its investment in the Fidelity Select Gold Cayman Ltd., a wholly owned subsidiary (the "Subsidiary"). The Subsidiary has the ability to invest in commodities and securities consistent with the investment objective of the Fund. As of August 31, 2010, the Fund held $156,665,620 in the Subsidiary, representing 3.8% of the Fund's net assets.

3. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Consolidated Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

4. Significant Accounting Policies.

The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Semiannual Report

4. Significant Accounting Policies - continued

Security Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in commodities are valued at their last traded price at 4:00 p.m. Eastern time each business day and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Consolidated Financial Statements (Unaudited) - continued

4. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, passive foreign investment companies (PFIC), controlled foreign corporation, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,079,624,222
Gross unrealized depreciation	(92,056,476)
Net unrealized appreciation (depreciation)	$ 987,567,746

Tax cost	$ 3,718,022,041

Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

5. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Consolidated Schedule of Investments.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $960,361,351 and $562,011,897, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

FMR and its affiliates also provide investment management related services to the Subsidiary. The Subsidiary pays FMR a monthly management fee at the annual rate of .30% of its assets. FMR has agreed to reimburse the Fund's management fee in an amount equal to the management fee of the Subsidiary. For the period, FMR reimbursed the Fund $253,016.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 125,473	$ 2,128
Class T	.25%	.25%	77,390	-
Class B	.75%	.25%	107,736	80,802
Class C	.75%	.25%	244,121	104,035
			$ 554,720	$ 186,965

Semiannual Report

7. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares (1.00% to .50% prior to July 12, 2010) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 59,523
Class T	8,439
Class B*	23,307
Class C*	11,037
$ 102,306

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 142,595.28
Class T	46,422.30
Class B	31,470.29
Class C	64,759.27
Gold	4,724,315.29
Institutional Class	66,756.23
	$ 5,076,317

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2,059 for the period.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $6,618 and is reflected in Miscellaneous expenses on the Consolidated Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of

Semiannual Report

Notes to Consolidated Financial Statements (Unaudited) - continued

9. Security Lending - continued

loaned securities and cash collateral at period end are disclosed on the Fund's Consolidated Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $306,165.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $265,047 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $403.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2010	Year ended February 28, 2010
From net realized gain
Class A	$ 801,636	$ 1,356,457
Class T	236,986	386,094
Class B	157,210	226,465
Class C	338,049	480,176
Gold	27,487,941	53,033,502
Institutional Class	415,503	527,718
Total	$ 29,437,325	$ 56,010,412

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2010	Year ended February 28, 2010	Six months ended August 31, 2010	Year ended February 28, 2010
Class A
Shares sold	821,482	1,548,727	$ 36,990,487	$ 60,979,204
Reinvestment of distributions	16,589	28,941	743,841	1,258,667
Shares redeemed	(488,677)	(828,099)	(21,857,766)	(32,946,669)
Net increase (decrease)	349,394	749,569	$ 15,876,562	$ 29,291,202
Class T
Shares sold	228,769	410,718	$ 10,430,715	$ 16,022,649
Reinvestment of distributions	5,156	8,602	230,314	372,822
Shares redeemed	(159,132)	(271,824)	(7,102,610)	(10,198,558)
Net increase (decrease)	74,793	147,496	$ 3,558,419	$ 6,196,913
Class B
Shares sold	96,650	271,111	$ 4,274,235	$ 10,287,423
Reinvestment of distributions	3,157	4,654	139,392	199,620
Shares redeemed	(44,210)	(95,719)	(1,956,830)	(3,721,090)
Net increase (decrease)	55,597	180,046	$ 2,456,797	$ 6,765,953
Class C
Shares sold	424,484	698,249	$ 18,873,313	$ 27,513,842
Reinvestment of distributions	6,175	9,039	271,804	386,528
Shares redeemed	(124,551)	(320,512)	(5,457,771)	(12,323,085)
Net increase (decrease)	306,108	386,776	$ 13,687,346	$ 15,577,285

Semiannual Report

12. Share Transactions - continued

	Shares		Dollars
	Six months ended August 31, 2010	Year ended February 28, 2010	Six months ended August 31, 2010	Year ended February 28, 2010
Gold
Shares sold	19,505,677	40,468,485	$ 893,473,078	$ 1,581,099,363
Reinvestment of distributions	589,132	1,174,296	26,646,409	51,481,173
Shares redeemed	(13,563,064)	(33,470,388)	(611,693,216)	(1,303,757,681)
Net increase (decrease)	6,531,745	8,172,393	$ 308,426,271	$ 328,822,855
Institutional Class
Shares sold	918,009	933,259	$ 41,957,172	$ 39,237,749
Reinvestment of distributions	8,082	10,089	364,823	441,486
Shares redeemed	(151,793)	(208,491)	(7,015,850)	(8,098,596)
Net increase (decrease)	774,298	734,857	$ 35,306,145	$ 31,580,639

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Materials Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2010 to August 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value March 1, 2010	Ending Account Value August 31, 2010	Expenses Paid During Period* March 1, 2010 to August 31, 2010
Class A	1.17%
Actual		$ 1,000.00	$ 993.50	$ 5.88
Hypothetical A		$ 1,000.00	$ 1,019.31	$ 5.96
Class T	1.43%
Actual		$ 1,000.00	$ 992.40	$ 7.18
Hypothetical A		$ 1,000.00	$ 1,018.00	$ 7.27
Class B	1.92%
Actual		$ 1,000.00	$ 989.80	$ 9.63
Hypothetical A		$ 1,000.00	$ 1,015.53	$ 9.75
Class C	1.93%
Actual		$ 1,000.00	$ 989.80	$ 9.68
Hypothetical A		$ 1,000.00	$ 1,015.48	$ 9.80
Materials	.89%
Actual		$ 1,000.00	$ 994.80	$ 4.47
Hypothetical A		$ 1,000.00	$ 1,020.72	$ 4.53
Institutional Class	.87%
Actual		$ 1,000.00	$ 994.90	$ 4.37
Hypothetical A		$ 1,000.00	$ 1,020.82	$ 4.43

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Materials Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Dow Chemical Co.	8.0	9.3
E.I. du Pont de Nemours & Co.	7.7	8.1
Monsanto Co.	6.6	9.3
Praxair, Inc.	6.1	5.9
Freeport-McMoRan Copper & Gold, Inc.	5.6	5.0
Air Products & Chemicals, Inc.	4.0	4.1
Celanese Corp. Class A	3.5	3.1
Newmont Mining Corp.	3.3	3.7
Ecolab, Inc.	2.9	0.0
The Mosaic Co.	2.7	2.9
	50.4
Top Industries (% of fund's net assets)
As of August 31, 2010
Chemicals	57.9%
Metals & Mining	25.8%
Containers & Packaging	7.2%
Construction Materials	2.3%
Paper & Forest Products	1.1%
All Others*	5.7%

As of February 28, 2010
Chemicals	56.9%
Metals & Mining	24.7%
Containers & Packaging	4.6%
Paper & Forest Products	4.0%
Construction Materials	3.4%
All Others*	6.4%

* Includes short-term investments and net other assets.

Semiannual Report

Materials Portfolio

Investments August 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
BUILDING PRODUCTS - 1.0%
Building Products - 1.0%
Masco Corp.	704,700	$ 7,392,303
CHEMICALS - 57.9%
Commodity Chemicals - 4.6%
Celanese Corp. Class A	910,806	24,318,520
LyondellBasell Industries NV Class A (a)	380,900	7,808,450
		32,126,970
Diversified Chemicals - 21.7%
Ashland, Inc.	300,563	13,964,157
BASF AG	75,428	3,980,357
Cabot Corp.	18,300	520,269
Dow Chemical Co.	2,296,044	55,954,591
E.I. du Pont de Nemours & Co.	1,324,377	53,994,850
FMC Corp.	160,300	9,983,484
Huntsman Corp.	798,429	7,273,688
Solutia, Inc. (a)	506,732	6,861,151
		152,532,547
Fertilizers & Agricultural Chemicals - 12.1%
CF Industries Holdings, Inc.	160,414	14,838,295
Israel Chemicals Ltd.	128,000	1,615,270
Monsanto Co.	878,056	46,229,648
The Mosaic Co.	321,900	18,882,654
Yara International ASA	87,900	3,533,395
		85,099,262
Industrial Gases - 10.1%
Air Products & Chemicals, Inc.	373,290	27,634,659
Praxair, Inc.	500,141	43,027,130
		70,661,789
Specialty Chemicals - 9.4%
Albemarle Corp.	137,135	5,497,742
Ecolab, Inc.	428,649	20,317,963
Ferro Corp. (a)	983,725	10,525,858
Innophos Holdings, Inc.	338,468	9,873,112
Rockwood Holdings, Inc. (a)	169,132	4,372,062
Stepan Co.	33,500	1,857,575
Symrise AG	141,983	3,509,149
W.R. Grace & Co. (a)	400,347	10,128,779
		66,082,240
TOTAL CHEMICALS		406,502,808
CONSTRUCTION & ENGINEERING - 0.8%
Construction & Engineering - 0.8%
Fluor Corp.	121,700	5,435,122
CONSTRUCTION MATERIALS - 2.3%
Construction Materials - 2.3%
HeidelbergCement AG	240,126	9,632,605
Martin Marietta Materials, Inc. (d)	88,022	6,443,210
		16,075,815

	Shares	Value
CONTAINERS & PACKAGING - 7.2%
Metal & Glass Containers - 7.2%
Ball Corp.	242,626	$ 13,606,466
Crown Holdings, Inc. (a)	490,299	13,659,730
Owens-Illinois, Inc. (a)	597,400	14,970,844
Pactiv Corp. (a)	255,954	8,211,004
		50,448,044
FOOD PRODUCTS - 0.3%
Agricultural Products - 0.3%
Archer Daniels Midland Co.	59,300	1,825,254
MACHINERY - 0.7%
Construction & Farm Machinery & Heavy Trucks - 0.7%
Bucyrus International, Inc. Class A	29,400	1,690,206
Caterpillar, Inc.	51,953	3,385,257
		5,075,463
METALS & MINING - 25.8%
Diversified Metals & Mining - 9.4%
Anglo American PLC (United Kingdom)	106,251	3,813,695
Compass Minerals International, Inc.	99,910	7,168,543
Freeport-McMoRan Copper & Gold, Inc.	546,381	39,328,504
Kazakhmys PLC	164,372	2,914,625
Teck Resources Ltd. Class B (sub. vtg.)	135,000	4,516,249
Walter Energy, Inc.	116,216	8,372,201
		66,113,817
Gold - 7.6%
AngloGold Ashanti Ltd. sponsored ADR	333,620	14,108,790
Newcrest Mining Ltd.	165,418	5,484,020
Newmont Mining Corp.	379,200	23,252,544
Randgold Resources Ltd. sponsored ADR	68,600	6,344,814
Yamana Gold, Inc.	405,200	4,104,253
		53,294,421
Steel - 8.8%
Allegheny Technologies, Inc.	316,000	12,867,520
Carpenter Technology Corp.	336,300	10,428,663
Commercial Metals Co.	810,287	10,558,040
Jindal Steel & Power Ltd.	174,560	2,539,443
Reliance Steel & Aluminum Co.	36,500	1,359,625
Steel Dynamics, Inc.	759,901	10,410,644
Ternium SA sponsored ADR (d)	236,600	7,753,382
Vale SA sponsored ADR	218,850	5,854,238
		61,771,555
TOTAL METALS & MINING		181,179,793
OIL, GAS & CONSUMABLE FUELS - 0.5%
Coal & Consumable Fuels - 0.5%
Massey Energy Co.	115,100	3,309,125
Common Stocks - continued
	Shares	Value
PAPER & FOREST PRODUCTS - 1.1%
Forest Products - 1.1%
Weyerhaeuser Co.	493,200	$ 7,743,240
TOTAL COMMON STOCKS (Cost $651,565,261)		684,986,967
Money Market Funds - 2.0%

Fidelity Cash Central Fund, 0.24% (b)	6,130,163	6,130,163
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c)	8,124,795	8,124,795
TOTAL MONEY MARKET FUNDS (Cost $14,254,958)		14,254,958
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $665,820,219)		699,241,925
NET OTHER ASSETS (LIABILITIES) - 0.4%		2,639,169
NET ASSETS - 100%		$ 701,881,094
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 14,257
Fidelity Securities Lending Cash Central Fund	20,957
Total	$ 35,214
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	87.6%
Germany	2.4%
South Africa	2.0%
Canada	1.3%
Netherlands	1.1%
Luxembourg	1.1%
Others (Individually Less Than 1%)	4.5%
100.0%
Income Tax Information
At February 28, 2010, the fund had a capital loss carryforward of approximately $22,356,874 of which $21,745,565 and $611,309 will expire on February 28, 2017 and 2018, respectively.

A capital loss carryforward of approximately $5,315,874 was acquired from Paper and Forest Products Portfolio, of which $4,704,565 and $611,309 will expire on February 28, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Materials Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $7,971,234) - See accompanying schedule: Unaffiliated issuers (cost $651,565,261)	$ 684,986,967
Fidelity Central Funds (cost $14,254,958)	14,254,958
Total Investments (cost $665,820,219)		$ 699,241,925
Receivable for investments sold		9,429,141
Receivable for fund shares sold		1,204,749
Dividends receivable		13,878,046
Distributions receivable from Fidelity Central Funds		6,173
Other receivables		13,338
Total assets		723,773,372

Liabilities
Payable for investments purchased	$ 11,964,462
Payable for fund shares redeemed	1,217,500
Accrued management fee	336,752
Distribution and service plan fees payable	44,935
Other affiliated payables	178,081
Other payables and accrued expenses	25,753
Collateral on securities loaned, at value	8,124,795
Total liabilities		21,892,278

Net Assets		$ 701,881,094
Net Assets consist of:
Paid in capital		$ 694,978,249
Undistributed net investment income		15,719,857
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(42,236,263)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		33,419,251
Net Assets		$ 701,881,094

Statement of Assets and Liabilities - continued

August 31, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($56,186,105 ÷ 1,076,486 shares)	$ 52.19

Maximum offering price per share (100/94.25 of $52.19)	$ 55.37
Class T: Net Asset Value and redemption price per share ($14,872,189 ÷ 286,294 shares)	$ 51.95

Maximum offering price per share (100/96.50 of $51.95)	$ 53.83
Class B: Net Asset Value and offering price per share ($9,927,666 ÷ 193,418 shares)A	$ 51.33

Class C: Net Asset Value and offering price per share ($21,091,747 ÷ 411,484 shares)A	$ 51.26

Materials: Net Asset Value, offering price and redemption price per share ($579,591,884 ÷ 11,080,074 shares)	$ 52.31

Institutional Class: Net Asset Value, offering price and redemption price per share ($20,211,503 ÷ 386,599 shares)	$ 52.28

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Materials Portfolio
Financial Statements - continued

Statement of Operations

Six months ended August 31, 2010 (Unaudited)

Investment Income
Dividends		$ 6,198,980
Special dividends		13,051,756
Income from Fidelity Central Funds		35,214
Total income		19,285,950

Expenses
Management fee	$ 2,096,899
Transfer agent fees	978,865
Distribution and service plan fees	272,668
Accounting and security lending fees	132,779
Custodian fees and expenses	21,788
Independent trustees' compensation	2,076
Registration fees	79,700
Audit	16,463
Legal	1,245
Interest	956
Tax expense	144
Miscellaneous	4,354
Total expenses before reductions	3,607,937
Expense reductions	(47,523)	3,560,414
Net investment income (loss)		15,725,536
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(13,958,001)
Foreign currency transactions	(41,129)
Total net realized gain (loss)		(13,999,130)
Change in net unrealized appreciation (depreciation) on: Investment securities	(15,596,760)
Assets and liabilities in foreign currencies	(902)
Total change in net unrealized appreciation (depreciation)		(15,597,662)
Net gain (loss)		(29,596,792)
Net increase (decrease) in net assets resulting from operations		$ (13,871,256)

Statement of Changes in Net Assets

	Six months ended August 31, 2010 (Unaudited)	Year ended February 28, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 15,725,536	$ 3,695,665
Net realized gain (loss)	(13,999,130)	54,954,095
Change in net unrealized appreciation (depreciation)	(15,597,662)	118,179,943
Net increase (decrease) in net assets resulting from operations	(13,871,256)	176,829,703
Distributions to shareholders from net investment income	(26,985)	(4,024,717)
Distributions to shareholders from net realized gain	(379,797)	-
Total distributions	(406,782)	(4,024,717)
Share transactions - net increase (decrease)	880,796	390,197,683
Redemption fees	62,549	93,068
Total increase (decrease) in net assets	(13,334,693)	563,095,737

Net Assets
Beginning of period	715,215,787	152,120,050
End of period (including undistributed net investment income of $15,719,857 and $21,306, respectively)	$ 701,881,094	$ 715,215,787

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008 M	2007 J
Selected Per-Share Data
Net asset value, beginning of period	$ 52.54	$ 27.65	$ 57.00	$ 51.01	$ 46.90
Income from Investment Operations
Net investment income (loss) E	1.07 H	.30 I	.22	.46	.17
Net realized and unrealized gain (loss)	(1.41)	24.90	(29.46)	8.05	3.93
Total from investment operations	(.34)	25.20	(29.24)	8.51	4.10
Distributions from net investment income	-	(.32)	(.12)	(.32)	-
Distributions from net realized gain	(.01)	-	-	(2.21)	-
Total distributions	(.01)	(.32)	(.12)	(2.53) O	-
Redemption fees added to paid in capital E	- N	.01	.01	.01	.01
Net asset value, end of period	$ 52.19	$ 52.54	$ 27.65	$ 57.00	$ 51.01
Total Return B, C, D	(.65)%	91.25%	(51.30)%	16.79%	8.76%
Ratios to Average Net Assets F, K
Expenses before reductions	1.17% A	1.23%	1.21%	1.21%	1.50% A
Expenses net of fee waivers, if any	1.17% A	1.23%	1.21%	1.21%	1.40% A
Expenses net of all reductions	1.16% A	1.22%	1.20%	1.21%	1.38% A
Net investment income (loss)	4.00% A, H	.65% I	.47%	.83%	1.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 56,186	$ 52,352	$ 10,796	$ 12,522	$ 1,018
Portfolio turnover rate G	108% A	104% L	117%	77%	185%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a special dividend which amounted to $.93 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .51%. IInvestment income per share reflects a special dividend which amounted to $.10 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .43%. JFor the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. LThe portfolio turnover rate does not include the assets acquired in the merger. MFor the year ended February 29. NAmount represents less than $.01 per share. OTotal distributions of $2.53 per share is comprised of distributions from net investment income of $.322 and distributions from net realized gain of $2.210 per share.

Financial Highlights - Class T

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008 M	2007 J
Selected Per-Share Data
Net asset value, beginning of period	$ 52.35	$ 27.56	$ 56.80	$ 50.89	$ 46.90
Income from Investment Operations
Net investment income (loss) E	1.00 H	.16 I	.10	.32	.11
Net realized and unrealized gain (loss)	(1.40)	24.81	(29.32)	8.00	3.87
Total from investment operations	(.40)	24.97	(29.22)	8.32	3.98
Distributions from net investment income	-	(.19)	(.03)	(.21)	-
Distributions from net realized gain	-	-	-	(2.21)	-
Total distributions	-	(.19)	(.03)	(2.42) O	-
Redemption fees added to paid in capital E	- N	.01	.01	.01	.01
Net asset value, end of period	$ 51.95	$ 52.35	$ 27.56	$ 56.80	$ 50.89
Total Return B, C, D	(.76)%	90.70%	(51.43)%	16.45%	8.51%
Ratios to Average Net Assets F, K
Expenses before reductions	1.43% A	1.52%	1.46%	1.46%	1.80% A
Expenses net of fee waivers, if any	1.43% A	1.52%	1.46%	1.46%	1.65% A
Expenses net of all reductions	1.41% A	1.51%	1.46%	1.46%	1.62% A
Net investment income (loss)	3.74% A, H	.35% I	.22%	.57%	1.18% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,872	$ 14,712	$ 4,944	$ 6,850	$ 707
Portfolio turnover rate G	108% A	104% L	117%	77%	185%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a special dividend which amounted to $.93 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .25%. IInvestment income per share reflects a special dividend which amounted to $.10 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .14%. JFor the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. LThe portfolio turnover rate does not include the assets acquired in the merger. MFor the year ended February 29. NAmount represents less than $.01 per share. OTotal distributions of $2.42 per share is comprised of distributions from net investment income of $.207 and distributions from net realized gain of $2.210 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008 M	2007 J
Selected Per-Share Data
Net asset value, beginning of period	$ 51.86	$ 27.35	$ 56.59	$ 50.81	$ 46.90
Income from Investment Operations
Net investment income (loss) E	.86 H	(.07) I	(.12)	.04	.06
Net realized and unrealized gain (loss)	(1.39)	24.61	(29.13)	7.98	3.84
Total from investment operations	(.53)	24.54	(29.25)	8.02	3.90
Distributions from net investment income	-	(.04)	-	(.04)	-
Distributions from net realized gain	-	-	-	(2.21)	-
Total distributions	-	(.04)	-	(2.25) O	-
Redemption fees added to paid in capital E	- N	.01	.01	.01	.01
Net asset value, end of period	$ 51.33	$ 51.86	$ 27.35	$ 56.59	$ 50.81
Total Return B, C, D	(1.02)%	89.79%	(51.67)%	15.89%	8.34%
Ratios to Average Net Assets F, K
Expenses before reductions	1.92% A	2.02%	1.95%	1.97%	2.26% A
Expenses net of fee waivers, if any	1.92% A	2.02%	1.95%	1.97%	2.15% A
Expenses net of all reductions	1.91% A	2.01%	1.95%	1.96%	2.12% A
Net investment income (loss)	3.24% A, H	(.15)% I	(.27)%	.07%	.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,928	$ 9,538	$ 2,601	$ 4,173	$ 662
Portfolio turnover rate G	108% A	104% L	117%	77%	185%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a special dividend which amounted to $.92 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.25)%. IInvestment income per share reflects a special dividend which amounted to $.10 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.36)%. JFor the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. LThe portfolio turnover rate does not include the assets acquired in the merger. MFor the year ended February 29. NAmount represents less than $.01 per share. OTotal distributions of $2.25 per share is comprised of distributions from net investment income of $.043 and distributions from net realized gain of $2.210 per share.

Financial Highlights - Class C

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008 M	2007 J
Selected Per-Share Data
Net asset value, beginning of period	$ 51.79	$ 27.31	$ 56.50	$ 50.81	$ 46.90
Income from Investment Operations
Net investment income (loss) E	.85 H	(.06) I	(.13)	.04	.09
Net realized and unrealized gain (loss)	(1.38)	24.57	(29.07)	7.97	3.81
Total from investment operations	(.53)	24.51	(29.20)	8.01	3.90
Distributions from net investment income	-	(.04)	-	(.12)	-
Distributions from net realized gain	-	-	-	(2.21)	-
Total distributions	-	(.04)	-	(2.33) O	-
Redemption fees added to paid in capital E	- N	.01	.01	.01	.01
Net asset value, end of period	$ 51.26	$ 51.79	$ 27.31	$ 56.50	$ 50.81
Total Return B, C, D	(1.02)%	89.82%	(51.66)%	15.87%	8.34%
Ratios to Average Net Assets F, K
Expenses before reductions	1.93% A	2.01%	1.95%	1.96%	2.31% A
Expenses net of fee waivers, if any	1.93% A	2.01%	1.95%	1.96%	2.15% A
Expenses net of all reductions	1.91% A	2.00%	1.95%	1.96%	2.13% A
Net investment income (loss)	3.24% A, H	(.13)% I	(.27)%	.07%	.89% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,092	$ 20,469	$ 5,509	$ 8,743	$ 547
Portfolio turnover rate G	108% A	104% L	117%	77%	185%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a special dividend which amounted to $.92 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.25)%. IInvestment income per share reflects a special dividend which amounted to $.10 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.35)%. JFor the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. LThe portfolio turnover rate does not include the assets acquired in the merger. MFor the year ended February 29. NAmount represents less than $.01 per share. OTotal distributions of $2.33 per share is comprised of distributions from net investment income of $.124 and distributions from net realized gain of $2.210 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Materials

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008 L	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 52.61	$ 27.66	$ 57.01	$ 50.92	$ 46.35	$ 40.78
Income from Investment Operations
Net investment income (loss) E	1.15 H	.43 I	.38	.64	.42	.32
Net realized and unrealized gain (loss)	(1.42)	24.91	(29.54)	8.01	9.36	6.40
Total from investment operations	(.27)	25.34	(29.16)	8.65	9.78	6.72
Distributions from net investment income	- M	(.40)	(.20)	(.36)	(.48)	(.25)
Distributions from net realized gain	(.03)	-	-	(2.21)	(4.79)	(.93)
Total distributions	(.03)	(.40)	(.20)	(2.57) N	(5.27)	(1.18)
Redemption fees added to paid in capital E	- M	.01	.01	.01	.06	.03
Net asset value, end of period	$ 52.31	$ 52.61	$ 27.66	$ 57.01	$ 50.92	$ 46.35
Total Return B, C, D	(.52)%	91.77%	(51.15)%	17.10%	22.29%	17.01%
Ratios to Average Net Assets F, J
Expenses before reductions	.89% A	.96%	.90%	.91%	1.01%	1.05%
Expenses net of fee waivers, if any	.89% A	.96%	.90%	.90%	.98%	1.05%
Expenses net of all reductions	.87% A	.94%	.90%	.89%	.96%	1.01%
Net investment income (loss)	4.28% A, H	.92% I	.78%	1.14%	.87%	.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 579,592	$ 604,475	$ 127,551	$ 353,185	$ 230,147	$ 169,523
Portfolio turnover rate G	108% A	104% K	117%	77%	185%	124%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the former sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a special dividend which amounted to $.94 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .79%. IInvestment income per share reflects a special dividend which amounted to $.10 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .70%. JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. KThe portfolio turnover rate does not include the assets acquired in the merger. LFor the year ended February 29. MAmount represents less than $.01 per share. NTotal distributions of $2.57 per share is comprised of distributions from net investment income of $.363 and distributions from net realized gain of $2.210 per share.

Financial Highlights - Institutional Class

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008 L	2007 I
Selected Per-Share Data
Net asset value, beginning of period	$ 52.58	$ 27.66	$ 57.00	$ 50.91	$ 46.90
Income from Investment Operations
Net investment income (loss) D	1.15 G	.46 H	.38	.64	.08
Net realized and unrealized gain (loss)	(1.41)	24.89	(29.53)	8.00	3.92
Total from investment operations	(.26)	25.35	(29.15)	8.64	4.00
Distributions from net investment income	(.01)	(.44)	(.20)	(.36)	-
Distributions from net realized gain	(.03)	-	-	(2.21)	-
Total distributions	(.04)	(.44)	(.20)	(2.56) N	-
Redemption fees added to paid in capital D	- M	.01	.01	.01	.01
Net asset value, end of period	$ 52.28	$ 52.58	$ 27.66	$ 57.00	$ 50.91
Total Return B, C	(.51)%	91.79%	(51.15)%	17.08%	8.55%
Ratios to Average Net Assets E, J
Expenses before reductions	.87% A	.94%	.90%	.89%	1.06% A
Expenses net of fee waivers, if any	.87% A	.94%	.90%	.89%	1.06% A
Expenses net of all reductions	.86% A	.93%	.90%	.89%	1.04% A
Net investment income (loss)	4.29% A, G	.94% H	.78%	1.14%	.79% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,212	$ 13,670	$ 719	$ 1,820	$ 119
Portfolio turnover rate F	108% A	104% K	117%	77%	185%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a special dividend which amounted to $.93 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .80%. HInvestment income per share reflects a special dividend which amounted to $.10 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been ..72%. IFor the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. KThe portfolio turnover rate does not include the assets acquired in the merger. LFor the year ended February 29. MAmount represents less than $.01 per share. NTotal distributions of $2.56 per share is comprised of distributions from net investment income of $.355 and distributions from net realized gain of $2.210 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2010 (Unaudited)

1. Organization.

Materials Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class T, Class C, Materials and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, passive foreign investment companies (PFIC), market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 87,689,835
Gross unrealized depreciation	(58,191,159)
Net unrealized appreciation (depreciation)	$ 29,498,676

Tax cost	$ 669,743,249

Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $411,218,374 and $390,821,599, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 71,713	$ 60
Class T	.25%	.25%	38,588	-
Class B	.75%	.25%	51,907	38,930
Class C	.75%	.25%	110,460	45,383
			$ 272,668	$ 84,313

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares (1.00% to .50% prior to July 12, 2010) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 42,456
Class T	5,338
Class B*	10,882
Class C*	5,683
$ 64,359

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 82,591.29
Class T	22,941.30
Class B	15,222.29
Class C	32,780.30
Materials	799,552.26
Institutional Class	25,779.24
	$ 978,865

* Annualized

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $4,562 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 6,741,091.46%		$ 956

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,490 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $20,957.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $47,415 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $108.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2010	Year ended February 28, 2010
From net investment income
Class A	$ -	$ 238,202
Class T	-	47,220
Class B	-	5,848
Class C	-	12,908
Materials	24,058	3,662,178
Institutional Class	2,927	58,361
Total	$ 26,985	$ 4,024,717

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders - continued

	Six months ended August 31, 2010	Year ended February 28, 2010
From net realized gain
Class A	$ 10,674	$ -
Materials	358,147	-
Institutional Class	10,976	-
Total	$ 379,797	$ -

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2010	Year ended February 28, 2010	Six months ended August 31, 2010	Year ended February 28, 2010
Class A
Shares sold	411,175	858,136	$ 22,447,312	$ 40,135,680
Reinvestment of distributions	169	4,377	9,923	220,619
Shares redeemed	(331,208)	(256,610)	(17,455,121)	(11,780,339)
Net increase (decrease)	80,136	605,903	$ 5,002,114	$ 28,575,960
Class T
Shares sold	58,429	167,992	$ 3,167,897	$ 7,326,294
Reinvestment of distributions	-	941	-	45,756
Shares redeemed	(53,138)	(67,330)	(2,828,360)	(3,005,643)
Net increase (decrease)	5,291	101,603	$ 339,537	$ 4,366,407
Class B
Shares sold	54,185	131,820	$ 2,946,230	$ 5,954,562
Reinvestment of distributions	-	103	-	4,824
Shares redeemed	(44,694)	(43,087)	(2,338,501)	(1,785,370)
Net increase (decrease)	9,491	88,836	$ 607,729	$ 4,174,016
Class C
Shares sold	111,815	299,617	$ 6,044,243	$ 13,304,163
Reinvestment of distributions	-	234	-	10,972
Shares redeemed	(95,569)	(106,334)	(4,973,771)	(4,538,206)
Net increase (decrease)	16,246	193,517	$ 1,070,472	$ 8,776,929
Materials
Shares sold	3,697,621	11,253,841	$ 204,610,034	$ 539,188,177
Issued in exchange for shares of Paper and Forest Products Portfolio	-	337,332	-	13,304,373
Reinvestment of distributions	6,152	68,039	360,709	3,440,550
Shares redeemed	(4,114,442)	(4,780,310)	(219,006,402)	(223,285,260)
Net increase (decrease)	(410,669)	6,878,902	$ (14,035,659)	$ 332,647,840
Institutional Class
Shares sold	335,445	269,782	$ 18,531,345	$ 13,383,120
Reinvestment of distributions	202	839	11,869	43,347
Shares redeemed	(209,053)	(36,606)	(10,646,611)	(1,769,936)
Net increase (decrease)	126,594	234,015	$ 7,896,603	$ 11,656,531

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

12. Merger Information.

On June 19, 2009, the Fund acquired all of the assets and assumed all of the liabilities of the Select Paper and Forest Products Portfolio ("Target Fund") pursuant to an agreement and plan of reorganization approved by the Board of Trustees ("The Board") on November 18, 2008. The reorganization provides shareholders access to a larger portfolio with better historical performance and lower expenses. The acquisition was accomplished by an exchange of 337,332 shares of Materials (the original retail class shares of the Fund), for 697,705 shares then outstanding (valued at $19.07) of the Target Fund. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. The Target Fund net assets, including securities of $13,445,190, unrealized depreciation of $3,465,168, cash of $45,230 and net other liabilities of $186,047 were combined with the Fund's net assets of $314,623,676 for total net assets after the acquisition of $327,928,049.

Pro forma results of operations of the combined entity for the entire year ended February 28, 2010, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$ 3,777,997
Total net realized gain (loss)	51,950,136
Total change in net unrealized appreciation (depreciation)	125,269,592
Net increase (decrease) in net assets resulting from operations	$ 180,997,725

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the Fund's accompanying Statement of Operations since June 19, 2009.

Semiannual Report

Telecommunications Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2010 to August 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value March 1, 2010	Ending Account Value August 31, 2010	Expenses Paid During Period* March 1, 2010 to August 31, 2010
Class A	1.19%
Actual		$ 1,000.00	$ 1,064.00	$ 6.19
Hypothetical A		$ 1,000.00	$ 1,019.21	$ 6.06
Class T	1.48%
Actual		$ 1,000.00	$ 1,062.70	$ 7.69
Hypothetical A		$ 1,000.00	$ 1,017.74	$ 7.53
Class B	1.95%
Actual		$ 1,000.00	$ 1,060.10	$ 10.13
Hypothetical A		$ 1,000.00	$ 1,015.38	$ 9.91
Class C	1.94%
Actual		$ 1,000.00	$ 1,060.20	$ 10.07
Hypothetical A		$ 1,000.00	$ 1,015.43	$ 9.86
Telecommunications	.94%
Actual		$ 1,000.00	$ 1,065.40	$ 4.89
Hypothetical A		$ 1,000.00	$ 1,020.47	$ 4.79
Institutional Class	.88%
Actual		$ 1,000.00	$ 1,065.80	$ 4.58
Hypothetical A		$ 1,000.00	$ 1,020.77	$ 4.48

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Telecommunications Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Verizon Communications, Inc.	15.0	12.9
AT&T, Inc.	8.6	13.0
American Tower Corp. Class A	7.5	6.3
Crown Castle International Corp.	6.3	5.9
Qwest Communications International, Inc.	5.8	5.2
Sprint Nextel Corp.	5.4	6.3
CenturyTel, Inc.	4.8	2.5
SBA Communications Corp. Class A	3.9	3.9
NII Holdings, Inc.	3.3	3.7
Windstream Corp.	3.2	0.3
	63.8
Top Industries (% of fund's net assets)
As of August 31, 2010
Diversified Telecommunication Services	46.2%
Wireless Telecommunication Services	39.6%
Media	9.5%
Internet Software & Services	1.5%
Software	0.9%
All Others*	2.3%

As of February 28, 2010
Diversified Telecommunication Services	48.5%
Wireless Telecommunication Services	36.5%
Media	9.4%
Software	1.0%
Communications Equipment	0.3%
All Others*	4.3%

* Includes short-term investments and net other assets.

Semiannual Report

Telecommunications Portfolio

Investments August 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 0.6%
Communications Equipment - 0.6%
Aruba Networks, Inc. (a)	392	$ 7,201
Cisco Systems, Inc. (a)	43,500	872,175
F5 Networks, Inc. (a)	40	3,497
Juniper Networks, Inc. (a)	44,947	1,222,558
Nortel Networks Corp. (a)	8,071	0
Polycom, Inc. (a)	40	1,139
Sandvine Corp. (a)	3,200	4,502
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	600	5,778
		2,116,850
COMPUTERS & PERIPHERALS - 0.0%
Computer Storage & Peripherals - 0.0%
Isilon Systems, Inc. (a)	500	9,975
NetApp, Inc. (a)	20	809
Synaptics, Inc. (a)	450	11,889
		22,673
DIVERSIFIED TELECOMMUNICATION SERVICES - 46.2%
Alternative Carriers - 5.6%
Cable & Wireless Worldwide PLC	5	5
Cogent Communications Group, Inc. (a)	64,802	565,073
Global Crossing Ltd. (a)	302,086	3,715,658
Iliad Group SA	55,144	5,186,006
Level 3 Communications, Inc. (a)	7,976	8,215
PAETEC Holding Corp. (a)	73,600	301,760
tw telecom, inc. (a)	532,857	9,343,648
		19,120,365
Integrated Telecommunication Services - 40.6%
AT&T, Inc.	1,096,319	29,633,503
BT Group PLC	5,351	10,914
Cable & Wireless PLC	5	4
Cbeyond, Inc. (a)	177,698	2,123,491
CenturyTel, Inc.	453,190	16,387,350
China Unicom (Hong Kong) Ltd. sponsored ADR	342,100	4,741,506
Cincinnati Bell, Inc. (a)	225,000	528,750
Deutsche Telekom AG	763	10,048
FairPoint Communications, Inc. (a)	34,149	888
Frontier Communications Corp.	12,732	98,418
Hellenic Telecommunications Organization SA	163	1,112
Qwest Communications International, Inc.	3,513,189	19,849,518
Telecom Italia SpA sponsored ADR	226	3,067
Telenor ASA sponsored ADR	77,000	3,371,830
Verizon Communications, Inc.	1,743,169	51,440,919
Windstream Corp.	963,015	11,108,378
		139,309,696
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		158,430,061

	Shares	Value
ELECTRONIC EQUIPMENT & COMPONENTS - 0.0%
Electronic Manufacturing Services - 0.0%
Trimble Navigation Ltd. (a)	40	$ 1,125
INTERNET SOFTWARE & SERVICES - 1.5%
Internet Software & Services - 1.5%
Google, Inc. Class A (a)	7,500	3,375,150
Rackspace Hosting, Inc. (a)	90,700	1,785,883
SAVVIS, Inc. (a)	99	1,733
		5,162,766
MEDIA - 9.5%
Broadcasting - 0.0%
Ten Network Holdings Ltd. (a)	5	6
Cable & Satellite - 9.5%
Comcast Corp. Class A	408,100	6,986,672
DIRECTV (a)	138,709	5,259,845
Dish TV India Ltd. (a)	5,888	6,341
Kabel Deutschland Holding AG	112,800	3,574,209
Liberty Global, Inc. Class A (a)(d)	164,900	4,538,048
Net Servicos de Comunicacao SA sponsored ADR (a)(d)	268,500	3,418,005
Time Warner Cable, Inc.	51,172	2,640,987
Virgin Media, Inc.	290,600	6,047,386
		32,471,493
Movies & Entertainment - 0.0%
Madison Square Garden, Inc. Class A (a)	525	10,282
TOTAL MEDIA		32,481,781
SOFTWARE - 0.9%
Application Software - 0.9%
Gameloft (a)	671,586	3,038,790
Nuance Communications, Inc. (a)	800	11,744
Synchronoss Technologies, Inc. (a)	3	46
		3,050,580
Home Entertainment Software - 0.0%
Glu Mobile, Inc. (a)	3	3
TOTAL SOFTWARE		3,050,583
WIRELESS TELECOMMUNICATION SERVICES - 39.6%
Wireless Telecommunication Services - 39.6%
America Movil SAB de CV Series L sponsored ADR	300	13,989
American Tower Corp. Class A (a)	548,600	25,707,396
Axiata Group Bhd (a)	2,433,700	3,427,350
Clearwire Corp. Class A (a)(d)	1,476,236	9,462,673
Crown Castle International Corp. (a)	525,683	21,616,085
ICO Global Communications Holdings Ltd. Class A (a)	2,399,277	3,215,031
Idea Cellular Ltd. (a)	3,710	5,644
Leap Wireless International, Inc. (a)(d)	596,158	6,182,158
MetroPCS Communications, Inc. (a)	1,025,106	9,164,448
Common Stocks - continued
	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES - CONTINUED
Wireless Telecommunication Services - continued
MTN Group Ltd.	220,325	$ 3,598,618
NII Holdings, Inc. (a)	311,400	11,288,250
NTELOS Holdings Corp.	632	10,226
PT Indosat Tbk	1,600	779
SBA Communications Corp. Class A (a)	369,382	13,223,876
Sprint Nextel Corp. (a)	4,515,750	18,424,260
Syniverse Holdings, Inc. (a)	66,468	1,367,247
Telephone & Data Systems, Inc.	15,152	437,741
TIM Participacoes SA sponsored ADR (non-vtg.)	55,900	1,598,181
VimpelCom Ltd. ADR (a)	167,900	2,510,105
Vivo Participacoes SA sponsored ADR (d)	116,525	2,796,600
Vodafone Group PLC sponsored ADR	66,400	1,605,552
		135,656,209
TOTAL COMMON STOCKS (Cost $359,108,382)		336,922,048
Money Market Funds - 7.1%
	Shares	Value
Fidelity Cash Central Fund, 0.24% (b)	5,633,147	$ 5,633,147
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c)	18,730,400	18,730,400
TOTAL MONEY MARKET FUNDS (Cost $24,363,547)		24,363,547
TOTAL INVESTMENT PORTFOLIO - 105.4% (Cost $383,471,929)		361,285,595
NET OTHER ASSETS (LIABILITIES) - (5.4)%		(18,586,111)
NET ASSETS - 100%		$ 342,699,484
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,346
Fidelity Securities Lending Cash Central Fund	149,351
Total	$ 157,697
Other Information

The following is a summary of the inputs used, as of August 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 336,922,048	$ 333,472,624	$ 3,449,424	$ -
Money Market Funds	24,363,547	24,363,547	-	-
Total Investments in Securities:	$ 361,285,595	$ 357,836,171	$ 3,449,424	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	87.5%
France	2.4%
Brazil	2.3%
Bermuda	1.8%
Hong Kong	1.4%
Germany	1.1%
South Africa	1.0%
Malaysia	1.0%
Norway	1.0%
Others (Individually Less Than 1%)	0.5%
100.0%
Income Tax Information

At February 28, 2010, the Fund had a capital loss carryforward of approximately $238,175,641 of which $161,866,685, $11,764,473, $52,002,796 and $12,541,687 will expire on February 28, 2011, 2012, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Telecommunications Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $18,057,364) - See accompanying schedule: Unaffiliated issuers (cost $359,108,382)	$ 336,922,048
Fidelity Central Funds (cost $24,363,547)	24,363,547
Total Investments (cost $383,471,929)		$ 361,285,595
Receivable for fund shares sold		673,479
Dividends receivable		63,906
Distributions receivable from Fidelity Central Funds		8,563
Other receivables		86,565
Total assets		362,118,108

Liabilities
Payable for fund shares redeemed	$ 418,139
Accrued management fee	156,801
Distribution and service plan fees payable	4,131
Other affiliated payables	86,513
Other payables and accrued expenses	22,640
Collateral on securities loaned, at value	18,730,400
Total liabilities		19,418,624

Net Assets		$ 342,699,484
Net Assets consist of:
Paid in capital		$ 607,122,945
Undistributed net investment income		3,039,909
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(245,263,656)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(22,199,714)
Net Assets		$ 342,699,484

Statement of Assets and Liabilities - continued

August 31, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($3,284,874 ÷ 82,474 shares)	$ 39.83

Maximum offering price per share (100/94.25 of $39.83)	$ 42.26

Class T: Net Asset Value and redemption price per share ($2,196,964 ÷ 55,328 shares)	$ 39.71

Maximum offering price per share (100/96.50 of $39.71)	$ 41.15

Class B: Net Asset Value and offering price per share ($638,181 ÷ 16,074 shares)A	$ 39.70

Class C: Net Asset Value and offering price per share ($2,286,110 ÷ 57,569 shares)A	$ 39.71

Telecommunications: Net Asset Value, offering price and redemption price per share ($333,047,288 ÷ 8,333,899 shares)	$ 39.96

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,246,067 ÷ 31,204 shares)	$ 39.93

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Telecommunications Portfolio
Financial Statements - continued

Statement of Operations

Six months ended August 31, 2010 (Unaudited)

Investment Income
Dividends		$ 4,371,975
Interest		116
Income from Fidelity Central Funds (including $149,351 from security lending)		157,697
Total income		4,529,788

Expenses
Management fee	$ 890,423
Transfer agent fees	453,182
Distribution and service plan fees	24,188
Accounting and security lending fees	64,234
Custodian fees and expenses	12,839
Independent trustees' compensation	904
Registration fees	47,360
Audit	21,148
Legal	2,531
Miscellaneous	2,346
Total expenses before reductions	1,519,155
Expense reductions	(45,601)	1,473,554
Net investment income (loss)		3,056,234
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	804,762
Foreign currency transactions	7,547
Total net realized gain (loss)		812,309
Change in net unrealized appreciation (depreciation) on: Investment securities	15,540,026
Assets and liabilities in foreign currencies	(1,557)
Total change in net unrealized appreciation (depreciation)		15,538,469
Net gain (loss)		16,350,778
Net increase (decrease) in net assets resulting from operations		$ 19,407,012

Statement of Changes in Net Assets

	Six months ended August 31, 2010 (Unaudited)	Year ended February 28, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,056,234	$ 5,996,295
Net realized gain (loss)	812,309	5,413,597
Change in net unrealized appreciation (depreciation)	15,538,469	79,572,437
Net increase (decrease) in net assets resulting from operations	19,407,012	90,982,329
Distributions to shareholders from net investment income	(1,951,989)	(2,355,415)
Distributions to shareholders from net realized gain	-	(402,567)
Total distributions	(1,951,989)	(2,757,982)
Share transactions - net increase (decrease)	36,245,965	989,027
Redemption fees	7,116	12,272
Total increase (decrease) in net assets	53,708,104	89,225,646

Net Assets
Beginning of period	288,991,380	199,765,734
End of period (including undistributed net investment income of $3,039,909 and undistributed net investment income of $1,935,664, respectively)	$ 342,699,484	$ 288,991,380

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008 J	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 37.64	$ 26.66	$ 42.56	$ 50.89	$ 47.74
Income from Investment Operations
Net investment income (loss) E	.33	.67	.22	.26	- K
Net realized and unrealized gain (loss)	2.08	10.55	(15.60)	(8.08)	3.15
Total from investment operations	2.41	11.22	(15.38)	(7.82)	3.15
Distributions from net investment income	(.22)	(.19)	(.35) N	(.51)	-
Distributions from net realized gain	-	(.05)	(.18) N	-	-
Total distributions	(.22)	(.24) M	(.52) L	(.51)	-
Redemption fees added to paid in capital E,K	-	-	-	-	-
Net asset value, end of period	$ 39.83	$ 37.64	$ 26.66	$ 42.56	$ 50.89
Total Return B, C, D	6.40%	42.07%	(36.16)%	(15.55)%	6.60%
Ratios to Average Net Assets F, I
Expenses before reductions	1.19% A	1.26%	1.21%	1.20%	1.23% A
Expenses net of fee waivers, if any	1.19% A	1.26%	1.21%	1.20%	1.23% A
Expenses net of all reductions	1.17% A	1.24%	1.21%	1.19%	1.22% A
Net investment income (loss)	1.68% A	1.89%	.61%	.49%	(.03)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,285	$ 3,343	$ 2,112	$ 2,791	$ 658
Portfolio turnover rate G	55% A	90%	168%	134%	162%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JFor the year ended February 29. KAmount represents less than $.01 per share. LTotal distributions of $.52 per share is comprised of distributions from net investment income of $.347 and distributions from net realized gain of $.175 per share. MTotal distributions of $.24 per share is comprised of distributions from net investment income of $.187 and distributions from net realized gain of $.048 per share. NThe amount shown reflects certain reclassifications related to book to tax differences.

Financial Highlights - Class T

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008 J	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 37.55	$ 26.68	$ 42.49	$ 50.86	$ 47.74
Income from Investment Operations
Net investment income (loss) E	.27	.57	.12	.12	(.02)
Net realized and unrealized gain (loss)	2.09	10.54	(15.56)	(8.07)	3.14
Total from investment operations	2.36	11.11	(15.44)	(7.95)	3.12
Distributions from net investment income	(.20)	(.22)	(.24) N	(.42)	-
Distributions from net realized gain	-	(.03)	(.13) N	-	-
Total distributions	(.20)	(.24) M	(.37) L	(.42)	-
Redemption fees added to paid in capital E, K	-	-	-	-	-
Net asset value, end of period	$ 39.71	$ 37.55	$ 26.68	$ 42.49	$ 50.86
Total Return B, C, D	6.27%	41.64%	(36.34)%	(15.78)%	6.54%
Ratios to Average Net Assets F, I
Expenses before reductions	1.48% A	1.55%	1.49%	1.46%	1.54% A
Expenses net of fee waivers, if any	1.48% A	1.55%	1.49%	1.46%	1.54% A
Expenses net of all reductions	1.45% A	1.53%	1.48%	1.45%	1.53% A
Net investment income (loss)	1.40% A	1.60%	.33%	.23%	(.24)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,197	$ 2,051	$ 620	$ 1,270	$ 560
Portfolio turnover rate G	55% A	90%	168%	134%	162% A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period December 12, 2006 (commencement of sale of shares) to February 28,2007. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JFor the year ended February 29. KAmount represents less than $.01 per share. LTotal distributions of $.37 per share is comprised of distributions from net investment income of $.244 and distributions from net realized gain of $.127 per share. MTotal distributions of $.24 per share is comprised of distributions from net investment income of $.216 and distributions from net realized gain of $.028 per share. NThe amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008 J	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 37.60	$ 26.71	$ 42.42	$ 50.80	$ 47.74
Income from Investment Operations
Net investment income (loss) E	.18	.40	(.05)	(.14)	(.05)
Net realized and unrealized gain (loss)	2.08	10.54	(15.49)	(8.04)	3.11
Total from investment operations	2.26	10.94	(15.54)	(8.18)	3.06
Distributions from net investment income	(.16)	(.04)	(.11) N	(.20)	-
Distributions from net realized gain	-	(.01)	(.06) N	-	-
Total distributions	(.16)	(.05) M	(.17) L	(.20)	-
Redemption fees added to paid in capital E, K	-	-	-	-	-
Net asset value, end of period	$ 39.70	$ 37.60	$ 26.71	$ 42.42	$ 50.80
Total Return B, C, D	6.01%	40.97%	(36.64)%	(16.18)%	6.41%
Ratios to Average Net Assets F, I
Expenses before reductions	1.95% A	2.01%	1.97%	1.95%	2.05% A
Expenses net of fee waivers, if any	1.95% A	2.01%	1.97%	1.95%	2.05% A
Expenses net of all reductions	1.92% A	2.00%	1.96%	1.94%	2.05% A
Net investment income (loss)	.93% A	1.13%	(.15)%	(.26)%	(.49)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 638	$ 641	$ 363	$ 741	$ 291
Portfolio turnover rate G	55% A	90%	168%	134%	162%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JFor the year ended February 29. KAmount represents less than $.01 per share. LTotal distributions of $.17 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.063 per share. MTotal distributions of $.05 per share is comprised of distributions from net investment income of $.044 and distributions from net realized gain of $.009 per share. NThe amount shown reflects certain reclassifications due to book to tax differences.

Financial Highlights - Class C

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008 J	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 37.61	$ 26.76	$ 42.42	$ 50.81	$ 47.74
Income from Investment Operations
Net investment income (loss) E	.18	.41	(.05)	(.14)	(.07)
Net realized and unrealized gain (loss)	2.09	10.56	(15.50)	(8.03)	3.14
Total from investment operations	2.27	10.97	(15.55)	(8.17)	3.07
Distributions from net investment income	(.17)	(.10)	(.07) N	(.22)	-
Distributions from net realized gain	-	(.02)	(.05) N	-	-
Total distributions	(.17)	(.12) M	(.11) L	(.22)	-
Redemption fees added to paid in capital E, K	-	-	-	-	-
Net asset value, end of period	$ 39.71	$ 37.61	$ 26.76	$ 42.42	$ 50.81
Total Return B, C, D	6.02%	41.00%	(36.64)%	(16.17)%	6.43%
Ratios to Average Net Assets F, I
Expenses before reductions	1.94% A	2.01%	1.97%	1.95%	2.07% A
Expenses net of fee waivers, if any	1.94% A	2.01%	1.97%	1.95%	2.07% A
Expenses net of all reductions	1.91% A	2.00%	1.96%	1.94%	2.06% A
Net investment income (loss)	.93% A	1.13%	(.14)%	(.26)%	(.65)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,286	$ 2,151	$ 371	$ 902	$ 332
Portfolio turnover rate G	55% A	90%	168%	134%	162%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JFor the year ended February 29. KAmount represents less than $.01 per share. LTotal distributions of $.11 per share is comprised of distributions from net investment income of $.068 and distributions from net realized gain of $.046 per share. MTotal distributions of $.12 per share is comprised of distributions from net investment income of $.098 and distributions from net realized gain of $.023 per share. NThe amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Telecommunications

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008 J	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 37.73	$ 26.74	$ 42.70	$ 50.91	$ 41.97	$ 34.83
Income from Investment Operations
Net investment income (loss) E	.38	.76	.30	.43	.61 H	.36
Net realized and unrealized gain (loss)	2.09	10.59	(15.65)	(8.12)	8.85	7.11
Total from investment operations	2.47	11.35	(15.35)	(7.69)	9.46	7.47
Distributions from net investment income	(.24)	(.31)	(.41) N	(.52)	(.53)	(.33)
Distributions from net realized gain	-	(.05)	(.20) N	-	-	-
Total distributions	(.24)	(.36) M	(.61) L	(.52)	(.53)	(.33)
Redemption fees added to paid in capital E	- K	- K	- K	- K	.01	- K
Net asset value, end of period	$ 39.96	$ 37.73	$ 26.74	$ 42.70	$ 50.91	$ 41.97
Total Return B, C, D	6.54%	42.43%	(36.00)%	(15.30)%	22.69%	21.54%
Ratios to Average Net Assets F, I
Expenses before reductions	.94% A	.99%	.97%	.91%	.99%	1.05%
Expenses net of fee waivers, if any	.94% A	.99%	.97%	.90%	.97%	1.05%
Expenses net of all reductions	.91% A	.98%	.96%	.90%	.97%	.96%
Net investment income (loss)	1.94% A	2.15%	.85%	.79%	1.34% H	.96%
Supplemental Data
Net assets, end of period (000 omitted)	$ 333,047	$ 279,704	$ 196,231	$ 334,565	$ 624,427	$ 402,334
Portfolio turnover rate G	55% A	90%	168%	134%	162%	148%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the former sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a special dividend which amounted to $.11 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.09%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JFor the year ended February 29. KAmount represents less than $.01 per share. LTotal distributions of $.61 per share is comprised of distributions from net investment income of $.408 and distributions from net realized gain of $.202 per share. MTotal distributions of $.36 per share is comprised of distributions from net investment income of $.310 and distributions from net realized gain of $.048 per share. NThe amount shown reflects certain reclassifications related to book to tax differences.

Financial Highlights - Institutional Class

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008 I	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 37.69	$ 26.73	$ 42.65	$ 50.91	$ 47.74
Income from Investment Operations
Net investment income (loss) D	.39	.84	.34	.45	.16
Net realized and unrealized gain (loss)	2.09	10.55	(15.67)	(8.09)	3.01
Total from investment operations	2.48	11.39	(15.33)	(7.64)	3.17
Distributions from net investment income	(.24)	(.38)	(.40) M	(.62)	-
Distributions from net realized gain	-	(.05)	(.20) M	-	-
Total distributions	(.24)	(.43) L	(.59) K	(.62)	-
Redemption fees added to paid in capital D, J	-	-	-	-	-
Net asset value, end of period	$ 39.93	$ 37.69	$ 26.73	$ 42.65	$ 50.91
Total Return B, C	6.58%	42.59%	(35.99)%	(15.23)%	6.64%
Ratios to Average Net Assets E, H
Expenses before reductions	.88% A	.86%	.91%	.83%	.98% A
Expenses net of fee waivers, if any	.88% A	.86%	.91%	.83%	.98% A
Expenses net of all reductions	.85% A	.84%	.90%	.83%	.97% A
Net investment income (loss)	2.00% A	2.29%	.91%	.86%	1.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,246	$ 1,101	$ 68	$ 256	$ 114
Portfolio turnover rate F	55% A	90%	168%	134%	162%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IFor the year ended February 29. JAmount represents less than $.01 per share. KTotal distributions of $.59 per share is comprised of distributions from net investment income of $.395 and distributions from net realized gain of $.197 per share. LTotal distributions of $.43 per share is comprised of distributions from net investment income of $.379 and distributions from net realized gain of $.051 per share. MThe amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2010 (Unaudited)

1. Organization.

Telecommunications Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class T, Class C, Telecommunications, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties, and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, deferred trustees compensation, capital loss carryforwards, expiring capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 28,839,394
Gross unrealized depreciation	(57,306,788)
Net unrealized appreciation (depreciation)	$ (28,467,394)

Tax cost	$ 389,752,989

Semiannual Report

3. Significant Accounting Policies - continued

Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $128,205,768 and $84,102,798, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	25%	$ 4,136	$ 136
Class T	25%	25%	5,586	-
Class B	75%	25%	3,342	2,507
Class C	75%	25%	11,124	4,847
			$ 24,188	$ 7,490

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,791
Class T	526
Class B*	564
Class C*	185
$ 3,066

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 4,799.29
Class T	3,622.32
Class B	975.29
Class C	3,191.29
Telecommunications	439,331.28
Institutional Class	1,264.22
	$ 453,182

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,777 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $612 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $45,594 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $7.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2010	Year ended February 28, 2010
From net investment income
Class A	$ 19,472	$ 15,094
Class T	11,221	11,817
Class B	2,768	821
Class C	9,324	5,697
Telecommunications	1,902,415	2,311,098
Institutional Class	6,789	10,888
Total	$ 1,951,989	$ 2,355,415
From net realized gain
Class A	$ -	$ 4,245
Class T	-	827
Class B	-	139
Class C	-	504
Telecommunications	-	396,621
Institutional Class	-	231
Total	$ -	$ 402,567

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2010	Year ended February 28, 2010	Six months ended August 31, 2010	Year ended February 28, 2010
Class A
Shares sold	14,950	88,778	$ 593,236	$ 3,085,616
Reinvestment of distributions	440	476	17,759	17,722
Shares redeemed	(21,732)	(79,650)	(857,535)	(2,900,645)
Net increase (decrease)	(6,342)	9,604	$ (246,540)	$ 202,693
Class T
Shares sold	7,982	45,905	$ 313,997	$ 1,589,430
Reinvestment of distributions	275	314	11,080	12,167
Shares redeemed	(7,556)	(14,845)	(295,326)	(532,433)
Net increase (decrease)	701	31,374	$ 29,751	$ 1,069,164
Class B
Shares sold	2,643	15,431	$ 104,289	$ 522,557
Reinvestment of distributions	59	22	2,404	836
Shares redeemed	(3,678)	(11,987)	(146,061)	(408,765)
Net increase (decrease)	(976)	3,466	$ (39,368)	$ 114,628
Class C
Shares sold	9,531	62,598	$ 376,549	$ 2,159,620
Reinvestment of distributions	172	129	6,960	5,000
Shares redeemed	(9,319)	(19,418)	(365,622)	(702,765)
Net increase (decrease)	384	43,309	$ 17,887	$ 1,461,855
Telecommunications
Shares sold	1,907,009	3,331,732	$ 75,427,820	$ 111,276,252
Reinvestment of distributions	45,302	68,653	1,834,713	2,606,513
Shares redeemed	(1,032,208)	(3,325,834)	(40,854,423)	(116,676,048)
Net increase (decrease)	920,103	74,551	$ 36,408,110	$ (2,793,283)
Institutional Class
Shares sold	20,864	35,372	$ 820,823	$ 1,243,451
Reinvestment of distributions	23	37	940	1,435
Shares redeemed	(18,908)	(8,744)	(745,638)	(310,916)
Net increase (decrease)	1,979	26,665	$ 76,125	$ 933,970

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Consumer Staples Portfolio
Gold Portfolio
Materials Portfolio
Telecommunications Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of fund shareholders and that the compensation to be received by Fidelity under the management contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of each fund.

Resources Dedicated to Investment Management and Support Services. The Board and the equity research subcommittee of the Board's Fund Oversight Committee reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. The Board noted FMR's continued focus on strengthening the organization and discipline of equity portfolio management and research.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Semiannual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance for each class, as well as each fund's relative investment performance for each class measured over multiple periods against a third-party-sponsored index that reflects the market sector in which the fund invests. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare any of the funds' performance.

For Consumer Staples Portfolio, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, as available, the cumulative total returns of the retail class and Class B of the fund, and the cumulative total returns of a third-party-sponsored index ("benchmark"). The returns of the retail class and Class B show the performance of the highest performing class (based on five-year performance) and the lowest performing class (based on three-year performance), respectively.

For each of Gold Portfolio, Materials Portfolio, and Telecommunications Portfolio, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, as available, the cumulative total returns of the retail class and Class C of the fund, and the cumulative total returns of a third-party-sponsored index ("benchmark"). The returns of the retail class and Class C show the performance of the highest performing class (based on five-year performance) and the lowest performing class (based on three-year performance), respectively.

Consumer Staples Portfolio

The Board noted that the investment performance of the retail class of the fund compared favorably to its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Gold Portfolio

The Board noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the one- and three-year periods, although the fund's five-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Materials Portfolio

The Board noted that the investment performance of the retail class of the fund compared favorably to its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Telecommunications Portfolio

The Board noted that the investment performance of the retail class of the fund compared favorably to its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 8% means that 92% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Consumer Staples Portfolio

Gold Portfolio

Semiannual Report

Materials Portfolio

Telecommunications Portfolio

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of the total expenses of each class of each fund, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each class of each of Consumer Staples Portfolio and Gold Portfolio ranked below its competitive median for 2009.

For each of Materials Portfolio and Telecommunications Portfolio, the Board noted that the total expenses of each of Class A, Class B, Class C, Institutional Class, and the retail class ranked below its competitive median for 2009 and the total expenses of Class T ranked above its competitive median for 2009. The Board considered that the total expenses for Class T were above the median primarily because its 12b-1 fee is higher than the typical front-end load class. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the total expenses of each class of each fund were reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that each fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year and length of portfolio manager tenure for different categories of funds over time; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, the rationale for the compensation structure, and how the compensation structure provides appropriate performance incentives; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) management and other fees paid by FMR to affiliated sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds; (vii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; (viii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (ix) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

ASGMTI-USAN-1010
1.855656.103

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Select Portfolios' Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Select Portfolios' (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Select Portfolios

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 28, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 28, 2010